UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05972
Name of Registrant: Vanguard International Equity Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2017
Item 1: Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Australia (17.3%)
^ Commonwealth Bank of Australia	1,635,293	101,323
Westpac Banking Corp.	3,154,208	75,933
BHP Billiton Ltd.	3,046,778	61,814
Australia & New Zealand Banking Group Ltd.	2,759,112	61,303
National Australia Bank Ltd.	2,511,351	57,752
CSL Ltd.	434,555	37,046
Wesfarmers Ltd.	1,062,188	32,449
Woolworths Ltd.	1,222,464	22,814
Rio Tinto Ltd.	403,813	20,485
Macquarie Group Ltd.	292,030	18,753
Woodside Petroleum Ltd.	696,189	16,692
Scentre Group	4,866,177	16,238
Telstra Corp. Ltd.	3,967,022	15,051
Transurban Group	1,936,224	14,983
QBE Insurance Group Ltd.	1,299,907	12,333
Westfield Corp.	1,831,912	12,212
Suncorp Group Ltd.	1,218,108	12,043
Amcor Ltd.	1,101,496	11,956
Brambles Ltd.	1,494,785	11,813
Newcrest Mining Ltd.	708,695	11,622
AGL Energy Ltd.	639,809	10,971
South32 Ltd.	5,079,710	10,632
AMP Ltd.	2,778,425	10,546
Insurance Australia Group Ltd.	2,246,776	9,833
Origin Energy Ltd.	1,648,773	8,841
Goodman Group	1,680,091	8,823
Fortescue Metals Group Ltd.	1,523,304	7,708
Stockland	2,258,522	7,453
Aurizon Holdings Ltd.	1,860,818	7,069
Aristocrat Leisure Ltd.	603,329	6,997
ASX Ltd.	182,956	6,925
APA Group	1,062,367	6,787
Vicinity Centres	3,105,747	6,739
James Hardie Industries plc	425,235	6,679
Dexus Property Group	922,219	6,282
Ramsay Health Care Ltd.	123,259	6,247
Treasury Wine Estates Ltd.	706,211	6,230
Sonic Healthcare Ltd.	393,070	6,199
GPT Group	1,707,663	6,064
Santos Ltd.	1,928,629	5,867
Oil Search Ltd.	1,115,899	5,828
LendLease Group	525,779	5,622
Mirvac Group	3,523,886	5,428
Medibank Pvt Ltd.	2,631,003	5,392
Caltex Australia Ltd.	245,926	5,337
Cochlear Ltd.	54,214	5,150
Orica Ltd.	352,080	5,012
Boral Ltd.	1,130,013	4,994
DUET Group	2,326,076	4,943

Incitec Pivot Ltd.	1,588,018	4,641
Sydney Airport	1,044,104	4,633
BlueScope Steel Ltd.	544,139	4,627
Tatts Group Ltd.	1,386,500	4,565
Computershare Ltd.	463,232	4,530
Challenger Ltd.	536,331	4,488
Bendigo & Adelaide Bank Ltd.	440,967	4,200
Coca-Cola Amatil Ltd.	511,749	3,785
SEEK Ltd.	330,859	3,626
^ Alumina Ltd.	2,388,400	3,519
Bank of Queensland Ltd.	360,927	3,279
Crown Resorts Ltd.	357,512	3,093
Tabcorp Holdings Ltd.	797,291	2,866
Star Entertainment Grp Ltd.	782,975	2,836
Healthscope Ltd.	1,670,540	2,774
Domino's Pizza Enterprises Ltd.	59,208	2,671
Ansell Ltd.	140,576	2,534
Orora Ltd.	1,160,197	2,510
CIMIC Group Ltd.	91,120	2,372
Iluka Resources Ltd.	409,173	2,348
JB Hi-Fi Ltd.	109,669	2,300
Qantas Airways Ltd.	863,645	2,232
ALS Ltd.	480,690	2,161
AusNet Services	1,700,789	2,040
Link Administration Holdings Ltd.	338,724	1,972
Harvey Norman Holdings Ltd.	517,958	1,965
REA Group Ltd.	48,912	1,953
^ IOOF Holdings Ltd.	280,221	1,936
OZ Minerals Ltd.	278,772	1,902
Downer EDI Ltd.	398,631	1,876
^ Qube Holdings Ltd.	1,056,954	1,845
Magellan Financial Group Ltd.	102,444	1,828
Investa Office Fund	523,289	1,786
^ Vocus Group Ltd.	563,680	1,729
DuluxGroup Ltd.	370,548	1,708
Adelaide Brighton Ltd.	438,190	1,703
Macquarie Atlas Roads Group	438,193	1,669
CSR Ltd.	487,846	1,634
Northern Star Resources Ltd.	560,759	1,631
carsales.com Ltd.	204,145	1,618
Evolution Mining Ltd.	973,396	1,583
TPG Telecom Ltd.	319,758	1,571
* WorleyParsons Ltd.	203,706	1,532
Perpetual Ltd.	42,321	1,503
nib holdings Ltd.	426,514	1,490
GrainCorp Ltd. Class A	201,606	1,454
Fairfax Media Ltd.	2,196,094	1,417
* Metcash Ltd.	867,522	1,387
Charter Hall Group	388,578	1,385
BT Investment Management Ltd.	191,669	1,362
Independence Group NL	467,419	1,343
Primary Health Care Ltd.	463,333	1,319
* Mayne Pharma Group Ltd.	1,295,064	1,239
Mineral Resources Ltd.	131,572	1,229
* Whitehaven Coal Ltd.	564,138	1,218
^ Flight Centre Travel Group Ltd.	53,452	1,215
Nufarm Ltd.	171,248	1,166

	Shopping Centres Australasia Property Group	702,659	1,156
	Bapcor Ltd.	268,475	1,117
^	Blackmores Ltd.	12,666	1,111
	Regis Resources Ltd.	452,325	1,096
	InvoCare Ltd.	106,183	1,070
	BWP Trust	475,187	1,053
	Charter Hall Retail REIT	328,179	1,053
	Cromwell Property Group	1,419,661	1,050
	IRESS Ltd.	120,238	1,031
^	Super Retail Group Ltd.	137,442	1,016
	Aveo Group	414,523	1,003
	Navitas Ltd.	294,828	991
	Sims Metal Management Ltd.	115,397	981
^	G8 Education Ltd.	360,747	978
	Sigma Pharmaceuticals Ltd.	1,052,078	962
^	Platinum Asset Management Ltd.	229,545	870
*	St. Barbara Ltd.	478,731	848
	Cleanaway Waste Management Ltd.	978,116	846
	Pact Group Holdings Ltd.	169,073	838
	Beach Energy Ltd.	1,427,886	815
	Breville Group Ltd.	127,126	805
	ARB Corp. Ltd.	63,985	787
*	Reliance Worldwide Corp. Ltd.	348,757	767
	Premier Investments Ltd.	76,601	750
^,*	Galaxy Resources Ltd.	1,604,440	744
	Sandfire Resources NL	147,827	740
	Southern Cross Media Group Ltd.	659,401	735
	Myer Holdings Ltd.	794,184	730
^	Retail Food Group Ltd.	148,059	724
	Steadfast Group Ltd.	416,018	723
^	Monadelphous Group Ltd.	88,616	699
	Spotless Group Holdings Ltd.	970,741	693
^	Ardent Leisure Group	426,864	681
^	APN Outdoor Group Ltd.	159,002	680
	Webjet Ltd.	78,853	675
^	Altium Ltd.	109,996	674
	Viva Energy REIT	392,971	670
	Abacus Property Group	311,442	664
	Automotive Holdings Group Ltd.	220,725	655
	Costa Group Holdings Ltd.	258,528	644
	GUD Holdings Ltd.	83,961	618
	Eclipx Group Ltd.	215,594	612
*	Saracen Mineral Holdings Ltd.	743,557	601
	Genworth Mortgage Insurance Australia Ltd.	233,090	588
	Mantra Group Ltd.	285,844	588
^,*	Orocobre Ltd.	180,214	578
2	MYOB Group Ltd.	216,578	559
	Seven West Media Ltd.	896,040	551
	Brickworks Ltd.	56,254	541
	Technology One Ltd.	137,638	538
	GWA Group Ltd.	269,958	537
	Resolute Mining Ltd.	470,324	523
^,*	Syrah Resources Ltd.	218,196	511
	Australian Pharmaceutical Industries Ltd.	348,960	500
	Seven Group Holdings Ltd.	89,722	498
	Cover-More Group Ltd.	338,377	493
	Sirtex Medical Ltd.	45,039	490

	Tassal Group Ltd.	138,902	487
*	Bradken Ltd.	195,578	478
^	Bega Cheese Ltd.	122,363	476
	Credit Corp. Group Ltd.	35,221	469
*	NEXTDC Ltd.	196,058	459
^	Estia Health Ltd.	225,092	458
^	IPH Ltd.	122,268	456
^,*	Australian Agricultural Co. Ltd.	405,689	451
*	Nanosonics Ltd.	206,023	450
	Nine Entertainment Co. Holdings Ltd.	593,316	448
	Gateway Lifestyle	291,077	448
	National Storage REIT	408,830	448
	McMillan Shakespeare Ltd.	55,164	439
^	Regis Healthcare Ltd.	131,828	437
^	Greencross Ltd.	86,185	431
^	Corporate Travel Management Ltd.	32,600	430
^	FlexiGroup Ltd.	246,347	427
^,*	Western Areas Ltd.	217,908	407
	Growthpoint Properties Australia Ltd.	169,089	398
^,*	Pilbara Minerals Ltd.	962,055	391
	Asaleo Care Ltd.	340,609	390
	oOh!media Ltd.	114,104	387
^,*	Infigen Energy	508,622	386
^	Japara Healthcare Ltd.	240,857	383
	Programmed Maintenance Services Ltd.	257,640	371
	Folkestone Education Trust	193,839	366
	Collins Foods Ltd.	79,843	365
^,*	Aconex Ltd.	158,672	364
^,*	Mesoblast Ltd.	297,448	363
	SmartGroup Corp. Ltd.	74,085	363
	Sims Metal Management Ltd. ADR	42,621	359
	IDP Education Ltd.	115,828	358
*	Centuria Industrial REIT	185,927	350
	Ingenia Communities Group	175,428	347
^,*	Gold Road Resources Ltd.	770,873	340
^	TFS Corp. Ltd.	269,055	321
	GDI Property Group	421,136	318
	Cabcharge Australia Ltd.	114,012	316
	Arena REIT	213,761	303
*	APN News & Media Ltd.	155,943	301
^	Tox Free Solutions Ltd.	147,025	296
^	Select Harvests Ltd.	69,220	294
^	RCG Corp. Ltd.	282,028	292
^	iSentia Group Ltd.	146,079	291
^	Newcrest Mining Ltd. ADR	16,929	282
^,*	Liquefied Natural Gas Ltd.	418,482	272
^,*	Perseus Mining Ltd.	1,049,581	268
^,*	Karoon Gas Australia Ltd.	196,111	268
^,*	WiseTech Global Ltd.	71,710	261
	SG Fleet Group Ltd.	98,686	256
^	BWX Ltd.	75,447	255
^	Village Roadshow Ltd.	83,042	250
^,*	Blue Sky Alternative Investments Ltd.	47,352	248
^,*	Beadell Resources Ltd.	1,033,535	241
	Hotel Property Investments	112,164	238
^	OFX Group Ltd.	184,906	234
	RCR Tomlinson Ltd.	105,718	233

	Astro Japan Property Group	48,525	232
*	Senex Energy Ltd.	1,091,195	228
^,*	Highfield Resources Ltd.	244,305	226
	Virtus Health Ltd.	56,444	219
^,*	Lynas Corp. Ltd.	3,376,727	218
*	AWE Ltd.	465,794	205
	WPP AUNZ Ltd.	254,584	205
^,*	Starpharma Holdings Ltd.	349,356	199
^	Ainsworth Game Technology Ltd.	137,090	188
	Thorn Group Ltd.	143,264	188
^,*	Ten Network Holdings Ltd.	270,457	185
	Cedar Woods Properties Ltd.	44,952	184
^,*	Mount Gibson Iron Ltd.	623,360	180
^	Bellamy's Australia Ltd.	55,910	179
*	Cardno Ltd.	208,032	179
^	Reject Shop Ltd.	27,271	175
	MACA Ltd.	139,094	167
^,*	Paladin Energy Ltd.	1,369,635	130
	CSG Ltd.	205,452	122
^	ERM Power Ltd.	121,428	111
	Decmil Group Ltd.	119,124	94
^,*	Billabong International Ltd.	86,734	89
^	Cash Converters International Ltd.	319,273	86
^,*	Slater & Gordon Ltd.	323,362	63
*	MMA Offshore Ltd.	279,707	59
^	SMS Management & Technology Ltd.	56,015	59
	NZME Ltd.	119,012	59
*	Watpac Ltd.	101,769	58
^,*	Arrium Ltd.	2,773,644	46
^,*	Capitol Health Ltd.	465,009	41
*	Kingsgate Consolidated Ltd.	130,071	28
^,*	Acrux Ltd.	77,116	18
*	BGP Holdings PLC	15,642,708	—
*	DSHE Holdings Ltd.	147,770	—
			1,024,300
Hong Kong (8.5%)
	AIA Group Ltd.	11,429,645	70,765
	CK Hutchison Holdings Ltd.	2,674,091	32,049
	Hong Kong Exchanges & Clearing Ltd.	1,162,397	28,115
	Sun Hung Kai Properties Ltd.	1,335,118	18,373
	Cheung Kong Property Holdings Ltd.	2,698,091	17,734
	Hang Seng Bank Ltd.	725,541	14,789
	Link REIT	2,148,643	14,683
	CLP Holdings Ltd.	1,465,541	14,305
	BOC Hong Kong Holdings Ltd.	3,440,546	13,755
	Hong Kong & China Gas Co. Ltd.	7,143,332	13,449
	Power Assets Holdings Ltd.	1,262,816	12,100
	Jardine Matheson Holdings Ltd.	196,020	12,090
	Sands China Ltd.	2,310,347	10,165
	Galaxy Entertainment Group Ltd.	2,037,950	9,680
	Wharf Holdings Ltd.	1,153,297	8,648
	Jardine Strategic Holdings Ltd.	212,700	8,106
	Hongkong Land Holdings Ltd.	1,118,700	7,555
	AAC Technologies Holdings Inc.	681,000	6,994
	MTR Corp. Ltd.	1,337,717	6,796
	Henderson Land Development Co. Ltd.	1,066,726	5,888
	New World Development Co. Ltd.	5,018,870	5,791

2	WH Group Ltd.	7,231,165	5,492
	Swire Pacific Ltd. Class A	485,625	4,947
	China Mengniu Dairy Co. Ltd.	2,624,000	4,898
	Sino Land Co. Ltd.	2,954,300	4,881
	Cheung Kong Infrastructure Holdings Ltd.	601,215	4,835
	Wheelock & Co. Ltd.	787,486	4,786
	Bank of East Asia Ltd.	1,118,476	4,764
	Hang Lung Properties Ltd.	1,916,317	4,716
	Techtronic Industries Co. Ltd.	1,203,000	4,161
	Want Want China Holdings Ltd.	5,612,000	4,004
	Samsonite International SA	1,250,973	3,929
^,*	Semiconductor Manufacturing International Corp.	2,390,700	3,278
	Hang Lung Group Ltd.	839,000	3,218
	Swire Properties Ltd.	1,108,965	3,120
	ASM Pacific Technology Ltd.	234,528	2,851
	Hysan Development Co. Ltd.	610,603	2,783
	Yue Yuen Industrial Holdings Ltd.	703,019	2,570
	Wynn Macau Ltd.	1,384,040	2,517
	Li & Fung Ltd.	5,585,259	2,422
	NWS Holdings Ltd.	1,347,411	2,421
	PCCW Ltd.	3,931,143	2,386
	Sun Art Retail Group Ltd.	2,135,000	2,149
^	Tingyi Cayman Islands Holding Corp.	1,842,600	2,094
	Hopewell Holdings Ltd.	559,124	1,996
	PRADA SPA	479,900	1,988
	VTech Holdings Ltd.	153,900	1,910
	First Pacific Co. Ltd.	2,228,823	1,690
	Xinyi Glass Holdings Ltd.	1,850,000	1,664
	Kerry Properties Ltd.	561,358	1,589
	Minth Group Ltd.	482,000	1,559
	Kingston Financial Group Ltd.	3,408,000	1,504
	SJM Holdings Ltd.	1,849,359	1,469
	Fortune REIT	1,243,000	1,440
	MGM China Holdings Ltd.	735,200	1,428
	Vitasoy International Holdings Ltd.	724,000	1,405
*	Esprit Holdings Ltd.	1,758,400	1,372
	Cathay Pacific Airways Ltd.	993,548	1,346
	Champion REIT	2,363,000	1,276
	Melco International Development Ltd.	799,000	1,205
	Dah Sing Financial Holdings Ltd.	155,352	1,200
	Shangri-La Asia Ltd.	1,054,096	1,172
	Great Eagle Holdings Ltd.	253,000	1,151
	Haitong International Securities Group Ltd.	2,056,347	1,149
	Luk Fook Holdings International Ltd.	366,000	1,075
	Orient Overseas International Ltd.	196,324	1,018
	Television Broadcasts Ltd.	260,500	999
	Cafe de Coral Holdings Ltd.	294,000	975
	Uni-President China Holdings Ltd.	1,265,400	967
	Johnson Electric Holdings Ltd.	355,625	946
^	Xinyi Solar Holdings Ltd.	2,736,000	946
	Man Wah Holdings Ltd.	1,478,400	946
^	Chow Tai Fook Jewellery Group Ltd.	1,101,600	937
	United Co. RUSAL plc	1,437,000	896
	HKBN Ltd.	727,000	885
	L'Occitane International SA	442,500	873
^	China Goldjoy Group Ltd.	9,020,000	869
	Nexteer Automotive Group Ltd.	680,000	845

*	Brightoil Petroleum Holdings Ltd.	2,726,000	840
	NagaCorp Ltd.	1,310,000	769
*	Global Brands Group Holding Ltd.	6,113,259	768
	Value Partners Group Ltd.	890,000	764
	Dah Sing Banking Group Ltd.	378,456	738
*	Freeman FinTech Corp. Ltd.	11,966,489	729
*	China Baoli Technologies Holdings Ltd.	26,075,000	729
*	MMG Ltd.	2,190,868	727
	China Travel International Investment Hong Kong Ltd.	2,576,000	721
	Kerry Logistics Network Ltd.	546,179	705
	Shui On Land Ltd.	3,333,666	702
	FIH Mobile Ltd.	2,170,000	697
	Guotai Junan International Holdings Ltd.	2,123,213	696
	SITC International Holdings Co. Ltd.	1,075,000	668
	IGG Inc.	887,000	661
	BEP International Holdings Ltd.	11,440,000	659
	Shougang Fushan Resources Group Ltd.	3,304,000	644
^,*	KuangChi Science Ltd.	1,741,000	643
	Yingde Gases Group Co. Ltd.	1,045,000	633
	Sunlight REIT	1,042,000	630
*	Pacific Basin Shipping Ltd.	3,286,000	613
	Shun Tak Holdings Ltd.	1,764,000	610
	Giordano International Ltd.	1,124,000	609
	Yuexiu REIT	1,091,000	599
	Town Health International Medical Group Ltd.	3,730,000	599
	Lifestyle International Holdings Ltd.	457,000	586
	CP Pokphand Co. Ltd.	4,996,000	584
	Stella International Holdings Ltd.	370,000	564
	Truly International Holdings Ltd.	1,330,000	542
	Pacific Textiles Holdings Ltd.	487,000	538
	K Wah International Holdings Ltd.	1,071,500	535
	Hopewell Highway Infrastructure Ltd.	1,014,656	534
	Towngas China Co. Ltd.	979,929	534
^,*,2 IMAX China Holding Inc.		110,300	511
2	BOC Aviation Ltd.	98,800	498
	SmarTone Telecommunications Holdings Ltd.	349,000	481
	Prosperity REIT	1,181,000	479
	SEA Holdings Ltd.	201,060	478
	Pou Sheng International Holdings Ltd.	2,084,000	474
*	China Oceanwide Holdings Ltd.	4,297,000	442
	CITIC Telecom International Holdings Ltd.	1,323,000	432
	SA Sa International Holdings Ltd.	1,035,860	413
	Dynam Japan Holdings Co. Ltd.	253,200	408
^,*	HC International Inc.	494,000	405
^	Vision Fame International Holding Ltd.	1,388,000	393
	Chow Sang Sang Holdings International Ltd.	202,000	385
	Texwinca Holdings Ltd.	588,000	377
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,138,000	369
	Sun Hung Kai & Co. Ltd.	558,000	364
*	Nan Hai Corp. Ltd.	11,450,000	362
^	China LNG Group Ltd.	16,820,000	361
	G-Resources Group Ltd.	20,139,000	359
	Goodbaby International Holdings Ltd.	807,000	351
	Lai Sun Development Co. Ltd.	15,930,000	341
*	Macau Legend Development Ltd.	1,673,000	341
	Kowloon Development Co. Ltd.	359,000	338
	Canvest Environmental Protection Group Co. Ltd.	667,000	335

	NewOcean Energy Holdings Ltd.	1,184,000	321
	China Harmony New Energy Auto Holding Ltd.	665,000	318
	Far East Consortium International Ltd.	728,000	315
*	Sino Oil And Gas Holdings Ltd.	12,815,000	314
*	United Photovoltaics Group Ltd.	3,432,000	312
*	GCL New Energy Holdings Ltd.	6,032,000	310
	Gemdale Properties & Investment Corp. Ltd.	4,906,000	308
	Chong Hing Bank Ltd.	155,000	305
*	Microport Scientific Corp.	406,000	300
*	Convoy Global Holdings Ltd.	10,734,000	299
*	United Laboratories International Holdings Ltd.	464,000	289
*	China Strategic Holdings Ltd.	13,490,000	281
*	Beijing Enterprises Medical & Health Group Ltd.	4,866,000	266
	Emperor Capital Group Ltd.	2,904,000	265
	Ju Teng International Holdings Ltd.	822,000	264
^,2	Regina Miracle International Holdings Ltd.	317,000	250
	TCC International Holdings Ltd.	978,000	236
	China Aerospace International Holdings Ltd.	1,792,000	235
^,*	China Ocean Industry Group Ltd.	8,825,000	231
*	China LotSynergy Holdings Ltd.	6,680,000	227
^,*	Summit Ascent Holdings Ltd.	778,000	225
	Liu Chong Hing Investment Ltd.	152,000	210
*	China Financial International Investments Ltd.	4,010,000	209
^	Lee's Pharmaceutical Holdings Ltd.	238,000	208
*	China Medical & HealthCare Group Ltd.	4,073,039	207
*	New Sports Group Ltd.	17,420,000	197
	Spring REIT	487,000	197
*	Mei Ah Entertainment Group Ltd.	3,040,000	183
	APT Satellite Holdings Ltd.	355,500	179
	Shenwan Hongyuan HK Ltd.	380,000	168
	Road King Infrastructure Ltd.	189,000	163
^,*	Honghua Group Ltd.	1,535,000	163
	Parkson Retail Group Ltd.	1,420,000	161
	Technovator International Ltd.	412,000	159
*	NetMind Financial Holdings Ltd.	24,144,000	158
*	13 Holdings Ltd.	528,500	156
*	TOM Group Ltd.	630,000	152
2	CGN New Energy Holdings Co. Ltd.	968,000	145
	EVA Precision Industrial Holdings Ltd.	1,048,000	141
*	Anton Oilfield Services Group	912,000	136
^	China Silver Group Ltd.	712,000	132
*	Yanchang Petroleum International Ltd.	4,510,000	132
*	Good Resources Holdings Ltd.	2,258,940	122
	AMVIG Holdings Ltd.	352,000	121
*	Midland Holdings Ltd.	472,000	119
*	Singamas Container Holdings Ltd.	1,048,000	118
	Inspur International Ltd.	498,000	118
*	Xinchen China Power Holdings Ltd.	748,000	118
*	Qianhai Health Holdings Ltd.	6,522,500	110
	Varitronix International Ltd.	242,000	109
*	Tou Rong Chang Fu Group Ltd.	4,044,000	103
*	Lifestyle China Group Ltd.	436,000	102
	Yip's Chemical Holdings Ltd.	240,000	99
	TPV Technology Ltd.	530,000	97
*	New Focus Auto Tech Holdings Ltd.	1,460,000	95
*	Peace Map Holding Ltd.	5,520,000	94
^,*	Suncorp Technologies Ltd.	11,530,000	87

*	China Innovative Finance Group Ltd.	1,410,000	82
*	China Huarong Energy Co. Ltd.	1,437,800	80
^,*	China Healthwise Holdings Ltd.	2,930,000	78
*,2	China Jicheng Holdings Ltd.	3,030,782	74
^,*	Trinity Ltd.	926,000	70
*	New World Department Store China Ltd.	482,000	69
*	SOCAM Development Ltd.	186,000	67
*	Hong Kong Television Network Ltd.	385,000	66
*	Sunshine Oilsands Ltd.	1,682,500	65
*	Emperor Watch & Jewellery Ltd.	1,740,000	64
*	Sincere Watch Hong Kong Ltd.	2,250,000	55
	Henderson Investment Ltd.	524,000	44
*	Auto Italia Holdings	2,775,000	42
	Polytec Asset Holdings Ltd.	595,000	38
*	Silver Base Group Holdings Ltd.	537,000	36
*	China Healthcare Enterprise Group Ltd.	2,203,826	33
*	Kong Sun Holdings Ltd.	525,000	21
*	Midland IC&I Ltd.	2,360,000	16
			501,048
Japan (58.5%)
	Toyota Motor Corp.	2,594,407	150,872
	Mitsubishi UFJ Financial Group Inc.	12,912,424	82,685
	SoftBank Group Corp.	816,570	62,908
	Honda Motor Co. Ltd.	1,702,327	50,659
	Sumitomo Mitsui Financial Group Inc.	1,232,534	48,355
	KDDI Corp.	1,761,200	47,321
	Mizuho Financial Group Inc.	23,793,341	44,151
	Japan Tobacco Inc.	1,138,559	36,725
	FANUC Corp.	185,776	36,473
	Sony Corp.	1,194,744	36,174
	Shin-Etsu Chemical Co. Ltd.	391,355	33,762
	Keyence Corp.	86,754	33,692
	East Japan Railway Co.	355,285	32,174
	Takeda Pharmaceutical Co. Ltd.	735,991	30,827
	NTT DOCOMO Inc.	1,248,800	29,859
	Seven & i Holdings Co. Ltd.	741,954	29,625
	Mitsubishi Corp.	1,310,134	29,596
	Canon Inc.	995,317	29,448
	Mitsubishi Electric Corp.	1,878,654	28,591
	Central Japan Railway Co.	172,300	27,841
	Tokio Marine Holdings Inc.	666,490	27,789
	Astellas Pharma Inc.	2,022,870	27,150
	Hitachi Ltd.	4,411,258	25,256
	Daikin Industries Ltd.	253,212	25,134
	Murata Manufacturing Co. Ltd.	180,179	24,267
	Mitsui & Co. Ltd.	1,615,600	23,710
	Fuji Heavy Industries Ltd.	583,412	23,346
	Kao Corp.	467,677	23,143
	Bridgestone Corp.	610,950	22,407
	Nidec Corp.	230,728	21,664
	Mitsubishi Estate Co. Ltd.	1,123,982	21,394
	Komatsu Ltd.	894,709	21,185
	Panasonic Corp.	2,025,590	21,076
	Nintendo Co. Ltd.	102,898	21,061
	Mitsui Fudosan Co. Ltd.	901,580	20,815
	Denso Corp.	470,886	20,391
	Nomura Holdings Inc.	3,178,494	19,703

Dai-ichi Life Holdings Inc.	1,073,100	19,454
ORIX Corp.	1,248,310	18,834
ITOCHU Corp.	1,365,497	18,811
Nissan Motor Co. Ltd.	1,880,652	18,606
Otsuka Holdings Co. Ltd.	402,279	18,532
Nippon Steel & Sumitomo Metal Corp.	747,430	18,056
Kubota Corp.	1,069,428	17,001
Daiwa House Industry Co. Ltd.	613,905	16,626
MS&AD Insurance Group Holdings Inc.	485,101	16,228
Hoya Corp.	368,002	16,040
Kyocera Corp.	296,450	15,433
Tokyo Electron Ltd.	147,513	15,280
Fast Retailing Co. Ltd.	48,420	15,229
SMC Corp.	55,700	15,205
Suzuki Motor Corp.	389,668	15,038
FUJIFILM Holdings Corp.	371,195	14,375
Eisai Co. Ltd.	252,168	13,900
Daiichi Sankyo Co. Ltd.	616,691	13,797
Mitsubishi Heavy Industries Ltd.	3,040,743	13,660
Shionogi & Co. Ltd.	282,251	13,594
Recruit Holdings Co. Ltd.	309,135	13,533
Sumitomo Mitsui Trust Holdings Inc.	359,681	13,407
Sumitomo Corp.	1,067,938	13,387
Secom Co. Ltd.	185,103	13,386
Kirin Holdings Co. Ltd.	796,616	13,053
Sompo Holdings Inc.	352,226	12,754
Asahi Group Holdings Ltd.	361,721	12,729
Toray Industries Inc.	1,437,857	12,450
Shimano Inc.	74,998	11,826
Nitto Denko Corp.	146,466	11,589
West Japan Railway Co.	175,037	11,404
Resona Holdings Inc.	2,077,543	11,248
Sumitomo Realty & Development Co. Ltd.	412,539	11,160
Terumo Corp.	299,900	11,094
Asahi Kasei Corp.	1,180,836	11,013
JX Holdings Inc.	2,316,923	10,927
Olympus Corp.	304,994	10,551
Sumitomo Electric Industries Ltd.	717,321	10,438
Shiseido Co. Ltd.	372,853	10,421
Daiwa Securities Group Inc.	1,609,984	10,266
Nippon Telegraph & Telephone Corp.	229,175	10,123
Oriental Land Co. Ltd.	184,377	10,104
MEIJI Holdings Co. Ltd.	130,030	10,072
Fujitsu Ltd.	1,690,981	9,828
Dentsu Inc.	212,002	9,799
Daito Trust Construction Co. Ltd.	69,258	9,682
Ajinomoto Co. Inc.	481,606	9,506
Aeon Co. Ltd.	657,195	9,498
Marubeni Corp.	1,488,556	9,057
Chubu Electric Power Co. Inc.	672,172	8,974
Sekisui House Ltd.	551,335	8,919
Ono Pharmaceutical Co. Ltd.	432,665	8,877
Tokyo Gas Co. Ltd.	1,984,959	8,809
Mitsubishi Chemical Holdings Corp.	1,259,379	8,784
T&D Holdings Inc.	585,661	8,676
Inpex Corp.	879,600	8,632
JFE Holdings Inc.	492,407	8,619

Aisin Seiki Co. Ltd.	184,589	8,444
Unicharm Corp.	370,723	8,349
TDK Corp.	114,187	8,207
Sysmex Corp.	135,284	8,128
Hankyu Hanshin Holdings Inc.	239,200	8,116
Makita Corp.	116,227	8,073
Rakuten Inc.	802,500	8,011
Mazda Motor Corp.	539,691	7,942
Nitori Holdings Co. Ltd.	70,482	7,899
* Toshiba Corp.	3,627,424	7,779
Japan Exchange Group Inc.	522,300	7,763
Sumitomo Chemical Co. Ltd.	1,455,276	7,754
Omron Corp.	186,810	7,665
Toyota Industries Corp.	156,120	7,534
* Kansai Electric Power Co. Inc.	700,014	7,481
Taisei Corp.	1,016,863	7,223
Osaka Gas Co. Ltd.	1,888,548	7,079
Tokyu Corp.	952,409	7,014
Isuzu Motors Ltd.	517,598	6,945
Yamato Holdings Co. Ltd.	338,261	6,817
Asahi Glass Co. Ltd.	912,115	6,777
Kintetsu Group Holdings Co. Ltd.	1,724,927	6,631
Chugai Pharmaceutical Co. Ltd.	208,757	6,135
Obayashi Corp.	643,775	6,133
Sumitomo Metal Mining Co. Ltd.	452,149	6,126
Kajima Corp.	871,362	6,073
NTT Data Corp.	120,200	6,058
Concordia Financial Group Ltd.	1,144,679	6,038
Dai Nippon Printing Co. Ltd.	574,513	5,845
Toyota Tsusho Corp.	212,048	5,833
Sekisui Chemical Co. Ltd.	356,645	5,820
LIXIL Group Corp.	248,518	5,803
Ricoh Co. Ltd.	649,882	5,798
Odakyu Electric Railway Co. Ltd.	291,581	5,775
NEC Corp.	2,478,284	5,720
Koito Manufacturing Co. Ltd.	107,555	5,705
* Tokyo Electric Power Co. Holdings Inc.	1,483,884	5,683
Keikyu Corp.	473,531	5,553
Tohoku Electric Power Co. Inc.	454,542	5,549
Yamaha Motor Co. Ltd.	266,047	5,534
Seiko Epson Corp.	264,400	5,447
Japan Post Holdings Co. Ltd.	430,713	5,408
TOTO Ltd.	134,039	5,399
Nikon Corp.	334,430	5,397
Rohm Co. Ltd.	84,333	5,393
Kuraray Co. Ltd.	335,213	5,313
NSK Ltd.	432,336	5,248
Yahoo Japan Corp.	1,246,500	5,231
Kikkoman Corp.	163,922	5,160
Bandai Namco Holdings Inc.	185,854	5,119
Suntory Beverage & Food Ltd.	119,300	5,076
M3 Inc.	186,834	5,020
Yakult Honsha Co. Ltd.	97,115	4,991
Shimizu Corp.	541,293	4,975
Nippon Paint Holdings Co. Ltd.	170,000	4,959
FamilyMart UNY Holdings Co. Ltd.	77,713	4,924
Kyushu Electric Power Co. Inc.	438,944	4,899

	NGK Insulators Ltd.	249,541	4,893
	NH Foods Ltd.	179,466	4,884
	Tobu Railway Co. Ltd.	959,206	4,868
	MISUMI Group Inc.	258,500	4,830
	Yamaha Corp.	158,039	4,827
	Japan Post Bank Co. Ltd.	396,911	4,821
	Nissan Chemical Industries Ltd.	133,900	4,781
	Santen Pharmaceutical Co. Ltd.	380,400	4,780
	Alps Electric Co. Ltd.	178,200	4,746
	Toppan Printing Co. Ltd.	482,872	4,740
	Tosoh Corp.	618,000	4,669
	Lawson Inc.	62,595	4,569
	Yaskawa Electric Corp.	253,355	4,568
	Keio Corp.	546,808	4,495
	Shizuoka Bank Ltd.	512,859	4,463
	Konica Minolta Inc.	426,853	4,422
	Nagoya Railroad Co. Ltd.	876,000	4,312
	Kawasaki Heavy Industries Ltd.	1,370,357	4,288
	NGK Spark Plug Co. Ltd.	189,381	4,265
	Shimadzu Corp.	252,596	4,263
	Mitsubishi Tanabe Pharma Corp.	211,636	4,245
	Trend Micro Inc.	109,258	4,240
	Ryohin Keikaku Co. Ltd.	22,200	4,162
	Brother Industries Ltd.	224,759	4,149
*	Kyushu Railway Co.	152,019	4,125
	Chiba Bank Ltd.	630,129	4,122
	Taiheiyo Cement Corp.	1,170,000	4,088
	Aozora Bank Ltd.	1,117,676	4,071
	Don Quijote Holdings Co. Ltd.	112,000	4,065
	Amada Holdings Co. Ltd.	345,493	4,061
	Mitsui Chemicals Inc.	863,190	4,059
	Isetan Mitsukoshi Holdings Ltd.	345,080	4,036
	Stanley Electric Co. Ltd.	142,441	4,013
	Mitsubishi Materials Corp.	117,350	4,005
	Electric Power Development Co. Ltd.	170,879	3,972
	Hoshizaki Corp.	48,700	3,969
	Seibu Holdings Inc.	235,413	3,967
	Lion Corp.	228,000	3,966
	Hirose Electric Co. Ltd.	30,118	3,921
	Nippon Express Co. Ltd.	727,925	3,851
*	IHI Corp.	1,423,720	3,834
	Suruga Bank Ltd.	166,696	3,798
	Nisshin Seifun Group Inc.	247,924	3,772
	Oji Holdings Corp.	851,521	3,769
	Mebuki Financial Group Inc.	976,225	3,749
	Hamamatsu Photonics KK	129,144	3,730
	Yokogawa Electric Corp.	232,796	3,720
	Yamada Denki Co. Ltd.	670,940	3,696
	Sumitomo Heavy Industries Ltd.	537,153	3,693
	Nissin Foods Holdings Co. Ltd.	69,947	3,691
	Hisamitsu Pharmaceutical Co. Inc.	70,340	3,672
	Taisho Pharmaceutical Holdings Co. Ltd.	43,423	3,670
^,*	Sharp Corp.	1,349,829	3,650
	USS Co. Ltd.	206,760	3,629
	Konami Holdings Corp.	90,549	3,621
	JTEKT Corp.	218,366	3,586
	Kansai Paint Co. Ltd.	183,790	3,570

Teijin Ltd.	168,735	3,561
Nomura Research Institute Ltd.	104,205	3,561
^ MINEBEA MITSUMI Inc.	357,281	3,552
JGC Corp.	202,021	3,507
Mitsubishi Gas Chemical Co. Inc.	179,460	3,442
J Front Retailing Co. Ltd.	238,290	3,439
Asics Corp.	171,132	3,334
Hulic Co. Ltd.	341,400	3,329
Kyowa Hakko Kirin Co. Ltd.	244,886	3,316
Daicel Corp.	299,773	3,315
Mitsui OSK Lines Ltd.	1,042,811	3,314
Chugoku Electric Power Co. Inc.	292,813	3,297
TonenGeneral Sekiyu KK	278,713	3,278
ANA Holdings Inc.	1,094,143	3,250
Disco Corp.	25,400	3,243
Start Today Co. Ltd.	171,600	3,232
Nippon Yusen KK	1,527,083	3,229
Mitsubishi Motors Corp.	595,221	3,224
Toho Co. Ltd.	111,433	3,214
Fuji Electric Co. Ltd.	539,783	3,198
Tsuruha Holdings Inc.	33,500	3,149
Toyo Suisan Kaisha Ltd.	87,996	3,140
Keisei Electric Railway Co. Ltd.	131,702	3,118
Keihan Holdings Co. Ltd.	468,000	3,117
Toho Gas Co. Ltd.	415,518	3,108
Advantest Corp.	166,387	3,105
JSR Corp.	180,143	3,088
Obic Co. Ltd.	64,000	3,072
Fukuoka Financial Group Inc.	690,041	3,046
Marui Group Co. Ltd.	212,342	3,036
Sega Sammy Holdings Inc.	192,291	3,019
Sojitz Corp.	1,163,818	3,000
Idemitsu Kosan Co. Ltd.	96,792	2,993
Casio Computer Co. Ltd.	214,872	2,969
Rinnai Corp.	34,907	2,966
Haseko Corp.	269,000	2,965
Nabtesco Corp.	112,465	2,933
Tokyu Fudosan Holdings Corp.	497,855	2,910
Toyo Seikan Group Holdings Ltd.	155,473	2,867
Alfresa Holdings Corp.	173,832	2,861
Hitachi Chemical Co. Ltd.	100,666	2,858
Sony Financial Holdings Inc.	169,924	2,846
* Kobe Steel Ltd.	290,995	2,830
Hakuhodo DY Holdings Inc.	228,550	2,812
Pigeon Corp.	103,400	2,809
Hino Motors Ltd.	262,809	2,773
Credit Saison Co. Ltd.	151,375	2,758
Park24 Co. Ltd.	99,000	2,732
THK Co. Ltd.	110,432	2,721
Sumco Corp.	173,768	2,717
Sumitomo Rubber Industries Ltd.	173,890	2,716
Shimamura Co. Ltd.	20,653	2,707
Shinsei Bank Ltd.	1,565,373	2,692
Hitachi High-Technologies Corp.	62,680	2,685
Suzuken Co. Ltd.	80,862	2,670
Hiroshima Bank Ltd.	571,000	2,668
Kewpie Corp.	106,100	2,652

Ebara Corp.	85,800	2,646
Air Water Inc.	142,281	2,634
Bank of Kyoto Ltd.	336,363	2,629
Nankai Electric Railway Co. Ltd.	531,000	2,626
Hitachi Metals Ltd.	189,007	2,620
Tokyo Tatemono Co. Ltd.	197,500	2,616
Kurita Water Industries Ltd.	109,878	2,606
Kobayashi Pharmaceutical Co. Ltd.	58,300	2,598
Mabuchi Motor Co. Ltd.	50,102	2,575
Kyushu Financial Group Inc.	371,900	2,562
SBI Holdings Inc.	185,506	2,561
Otsuka Corp.	49,726	2,559
Sumitomo Dainippon Pharma Co. Ltd.	150,438	2,552
Nippon Shinyaku Co. Ltd.	48,800	2,538
Miraca Holdings Inc.	55,285	2,520
Iida Group Holdings Co. Ltd.	134,100	2,510
MediPal Holdings Corp.	153,484	2,488
Sohgo Security Services Co. Ltd.	65,800	2,476
Ube Industries Ltd.	1,027,936	2,472
Chugoku Bank Ltd.	166,309	2,446
Yamazaki Baking Co. Ltd.	119,335	2,400
Kakaku.com Inc.	132,400	2,397
Takashimaya Co. Ltd.	277,494	2,390
DIC Corp.	77,000	2,384
Temp Holdings Co. Ltd.	136,300	2,364
Gunma Bank Ltd.	431,481	2,354
SCREEN Holdings Co. Ltd.	37,600	2,351
Calbee Inc.	72,100	2,347
Nippon Electric Glass Co. Ltd.	405,752	2,336
Hachijuni Bank Ltd.	395,628	2,329
Hitachi Construction Machinery Co. Ltd.	101,232	2,328
CyberAgent Inc.	93,800	2,324
Kaneka Corp.	267,995	2,309
Kose Corp.	27,100	2,308
Yamaguchi Financial Group Inc.	210,864	2,297
Calsonic Kansei Corp.	144,000	2,289
DeNA Co. Ltd.	102,051	2,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	424,660	2,264
Ezaki Glico Co. Ltd.	49,200	2,252
NOK Corp.	110,356	2,243
Square Enix Holdings Co. Ltd.	76,415	2,190
Sundrug Co. Ltd.	31,200	2,152
Hokuhoku Financial Group Inc.	124,000	2,124
Nichirei Corp.	104,000	2,117
Nippon Shokubai Co. Ltd.	30,300	2,088
Nippon Kayaku Co. Ltd.	159,000	2,078
Denka Co. Ltd.	421,927	2,077
Azbil Corp.	67,600	2,038
Maruichi Steel Tube Ltd.	59,914	2,009
Furukawa Electric Co. Ltd.	59,160	2,007
Benesse Holdings Inc.	68,247	1,986
Nomura Real Estate Holdings Inc.	114,878	1,976
Showa Denko KK	120,049	1,970
Nifco Inc.	39,100	1,969
Daifuku Co. Ltd.	88,900	1,965
Hikari Tsushin Inc.	21,400	1,956
^ Japan Airport Terminal Co. Ltd.	54,500	1,949

^	Kawasaki Kisen Kaisha Ltd.	801,000	1,948
	Asahi Intecc Co. Ltd.	47,670	1,940
	Kagome Co. Ltd.	74,800	1,926
	Horiba Ltd.	36,600	1,926
	Kamigumi Co. Ltd.	198,148	1,926
	Nexon Co. Ltd.	126,200	1,921
	COMSYS Holdings Corp.	104,400	1,919
	Tsumura & Co.	65,672	1,914
	Sotetsu Holdings Inc.	366,000	1,850
	AEON Financial Service Co. Ltd.	102,970	1,843
	Dowa Holdings Co. Ltd.	216,000	1,833
	Hokuriku Electric Power Co.	181,834	1,832
	Showa Shell Sekiyu KK	186,822	1,831
	Ito En Ltd.	55,100	1,831
	Matsumotokiyoshi Holdings Co. Ltd.	36,400	1,810
	Mitsubishi Logistics Corp.	126,831	1,804
	TIS Inc.	79,500	1,801
	Citizen Watch Co. Ltd.	289,348	1,797
^,*	PeptiDream Inc.	36,000	1,791
	Yokohama Rubber Co. Ltd.	101,100	1,778
	Iyo Bank Ltd.	261,398	1,754
	Coca-Cola West Co. Ltd.	60,324	1,751
	Seven Bank Ltd.	609,440	1,746
	Sanwa Holdings Corp.	187,200	1,743
	NTN Corp.	411,000	1,736
	Oracle Corp. Japan	30,468	1,707
	Sumitomo Forestry Co. Ltd.	123,500	1,699
	Nihon Kohden Corp.	73,600	1,689
	Glory Ltd.	53,900	1,684
	Zenkoku Hosho Co. Ltd.	48,600	1,682
	Toyoda Gosei Co. Ltd.	69,603	1,677
	Ulvac Inc.	47,200	1,672
	Nippon Paper Industries Co. Ltd.	91,048	1,667
	Seino Holdings Co. Ltd.	143,900	1,664
	Morinaga & Co. Ltd.	38,400	1,662
	Aeon Mall Co. Ltd.	114,155	1,654
	Aoyama Trading Co. Ltd.	46,900	1,653
	Nihon M&A Center Inc.	56,600	1,651
	Takara Holdings Inc.	171,700	1,641
	Taiyo Nippon Sanso Corp.	137,701	1,626
	NHK Spring Co. Ltd.	160,896	1,621
*	Acom Co. Ltd.	376,400	1,619
	Kaken Pharmaceutical Co. Ltd.	31,800	1,617
	Rohto Pharmaceutical Co. Ltd.	92,800	1,614
	Fujikura Ltd.	254,000	1,608
	Kinden Corp.	126,331	1,605
	Pola Orbis Holdings Inc.	16,800	1,596
	Sawai Pharmaceutical Co. Ltd.	30,300	1,591
	House Foods Group Inc.	73,600	1,579
	Izumi Co. Ltd.	37,200	1,577
	GS Yuasa Corp.	379,999	1,573
	Sugi Holdings Co. Ltd.	33,700	1,568
	Nishi-Nippon Railroad Co. Ltd.	354,000	1,566
	Sankyo Co. Ltd.	46,817	1,563
	Coca-Cola East Japan Co. Ltd.	71,000	1,546
*	Nishi-Nippon Financial Holdings Inc.	146,067	1,532
	77 Bank Ltd.	330,000	1,531

Zensho Holdings Co. Ltd.	88,600	1,521
Japan Post Insurance Co. Ltd.	66,031	1,507
Sapporo Holdings Ltd.	57,800	1,503
Miura Co. Ltd.	94,500	1,498
SCSK Corp.	39,900	1,498
Mitsui Mining & Smelting Co. Ltd.	535,000	1,496
OKUMA Corp.	143,000	1,486
Daido Steel Co. Ltd.	327,087	1,485
Tokyo Century Corp.	43,600	1,481
Zeon Corp.	129,000	1,480
Nagase & Co. Ltd.	107,800	1,477
Sankyu Inc.	234,000	1,475
Daiichikosho Co. Ltd.	37,000	1,470
^ MonotaRO Co. Ltd.	55,802	1,465
Shikoku Electric Power Co. Inc.	152,044	1,463
Topcon Corp.	94,500	1,449
Cosmos Pharmaceutical Corp.	7,800	1,440
Ushio Inc.	112,384	1,426
NOF Corp.	136,000	1,425
Wacoal Holdings Corp.	117,000	1,418
Sumitomo Osaka Cement Co. Ltd.	352,000	1,417
Bic Camera Inc.	151,300	1,413
* Itoham Yonekyu Holdings Inc.	158,462	1,403
OSG Corp.	67,630	1,399
K's Holdings Corp.	77,000	1,390
ADEKA Corp.	95,300	1,388
Ain Holdings Inc.	18,900	1,385
* Tokuyama Corp.	308,000	1,378
Ibiden Co. Ltd.	96,783	1,376
Daishi Bank Ltd.	310,000	1,368
Relo Group Inc.	9,300	1,367
Toyota Boshoku Corp.	61,109	1,355
Leopalace21 Corp.	236,400	1,354
Toyobo Co. Ltd.	832,000	1,349
Penta-Ocean Construction Co. Ltd.	273,400	1,335
Tadano Ltd.	108,500	1,331
Aica Kogyo Co. Ltd.	50,800	1,325
H2O Retailing Corp.	80,000	1,324
Tokyo Ohka Kogyo Co. Ltd.	37,000	1,322
ABC-Mart Inc.	22,587	1,315
Nipro Corp.	117,000	1,312
Welcia Holdings Co. Ltd.	23,758	1,308
TS Tech Co. Ltd.	51,100	1,304
Morinaga Milk Industry Co. Ltd.	189,000	1,304
Taiyo Yuden Co. Ltd.	106,200	1,295
Pilot Corp.	31,900	1,294
Nippon Suisan Kaisha Ltd.	262,800	1,294
Shochiku Co. Ltd.	107,000	1,275
DMG Mori Co. Ltd.	92,900	1,269
Japan Airlines Co. Ltd.	39,792	1,267
Nippon Light Metal Holdings Co. Ltd.	518,400	1,266
Shiga Bank Ltd.	225,000	1,263
Tsubakimoto Chain Co.	156,000	1,250
Itochu Techno-Solutions Corp.	46,332	1,246
Hokkaido Electric Power Co. Inc.	171,193	1,240
Tokai Tokyo Financial Holdings Inc.	223,100	1,239
Skylark Co. Ltd.	91,500	1,239

	Amano Corp.	64,600	1,237
	Kyowa Exeo Corp.	83,300	1,233
	Tokyo Seimitsu Co. Ltd.	37,500	1,227
	Nishimatsu Construction Co. Ltd.	245,000	1,225
	Nisshin Steel Co. Ltd.	90,300	1,224
	Nikkon Holdings Co. Ltd.	59,000	1,221
	Toagosei Co. Ltd.	114,000	1,220
	Hazama Ando Corp.	174,600	1,218
	Hanwa Co. Ltd.	177,000	1,207
	Ogaki Kyoritsu Bank Ltd.	309,000	1,193
	San-In Godo Bank Ltd.	142,400	1,189
	Yamato Kogyo Co. Ltd.	39,517	1,182
	Toyo Tire & Rubber Co. Ltd.	96,500	1,171
	Resorttrust Inc.	63,300	1,166
	Oki Electric Industry Co. Ltd.	80,300	1,155
	Toda Corp.	210,000	1,153
	Nihon Parkerizing Co. Ltd.	93,900	1,150
	Mitsui Engineering & Shipbuilding Co. Ltd.	710,000	1,149
	Rengo Co. Ltd.	188,000	1,148
	Juroku Bank Ltd.	328,000	1,137
	Lintec Corp.	50,700	1,135
	Shimachu Co. Ltd.	46,300	1,133
	Sanrio Co. Ltd.	57,650	1,131
	Mitsubishi Pencil Co. Ltd.	21,000	1,125
	Heiwa Corp.	46,600	1,123
	Nisshinbo Holdings Inc.	117,800	1,122
	Senshu Ikeda Holdings Inc.	242,500	1,114
	Awa Bank Ltd.	178,000	1,110
	Ship Healthcare Holdings Inc.	41,700	1,109
	Nippon Gas Co. Ltd.	38,500	1,105
	Hitachi Capital Corp.	42,900	1,101
	Cosmo Energy Holdings Co. Ltd.	63,604	1,101
	Toho Holdings Co. Ltd.	51,000	1,100
	TechnoPro Holdings Inc.	31,800	1,099
	Sangetsu Corp.	61,500	1,089
	Japan Steel Works Ltd.	57,373	1,077
	Iwatani Corp.	191,000	1,064
	Okumura Corp.	175,000	1,060
^,*	LINE Corp.	32,880	1,053
	Okasan Securities Group Inc.	160,000	1,045
	Autobacs Seven Co. Ltd.	66,800	1,034
	Megmilk Snow Brand Co. Ltd.	39,300	1,031
	Kiyo Bank Ltd.	64,700	1,031
	Fuji Machine Manufacturing Co. Ltd.	81,900	1,029
	Hitachi Kokusai Electric Inc.	45,800	1,029
	Nichias Corp.	100,000	1,026
	Maeda Corp.	117,000	1,020
	North Pacific Bank Ltd.	253,600	1,019
	Duskin Co. Ltd.	46,600	1,017
	KYORIN Holdings Inc.	46,300	1,016
	Topre Corp.	39,600	1,009
	Jafco Co. Ltd.	29,900	1,009
	Kokuyo Co. Ltd.	80,900	999
	FP Corp.	20,800	993
	Fujitsu General Ltd.	49,000	964
	Capcom Co. Ltd.	45,400	964
	Chiyoda Corp.	143,123	963

Arcs Co. Ltd.	42,600	960
* Orient Corp.	524,400	959
^ Nissha Printing Co. Ltd.	34,900	958
Keiyo Bank Ltd.	208,000	957
Nanto Bank Ltd.	23,768	957
Shima Seiki Manufacturing Ltd.	27,600	952
Maeda Road Construction Co. Ltd.	55,000	951
Colowide Co. Ltd.	56,400	946
Kumagai Gumi Co. Ltd.	329,000	943
Sakata Seed Corp.	32,800	941
Hokkoku Bank Ltd.	246,000	938
Kyudenko Corp.	34,500	936
NTT Urban Development Corp.	105,800	931
Anritsu Corp.	134,295	927
Nippo Corp.	49,000	926
Nippon Seiki Co. Ltd.	43,000	926
SHO-BOND Holdings Co. Ltd.	21,700	922
Sumitomo Bakelite Co. Ltd.	155,000	917
Fuji Oil Holdings Inc.	45,700	915
Valor Holdings Co. Ltd.	35,100	912
Central Glass Co. Ltd.	190,000	910
Tokai Rika Co. Ltd.	45,600	908
Musashino Bank Ltd.	30,700	907
Mochida Pharmaceutical Co. Ltd.	12,600	905
Toyo Ink SC Holdings Co. Ltd.	185,000	903
Ariake Japan Co. Ltd.	17,000	901
^ Japan Display Inc.	331,100	899
Tokyo Steel Manufacturing Co. Ltd.	99,700	899
J Trust Co. Ltd.	83,200	897
Kenedix Inc.	239,700	896
Hitachi Transport System Ltd.	43,900	896
Takasago Thermal Engineering Co. Ltd.	65,500	895
Maruha Nichiro Corp.	32,300	893
Fuyo General Lease Co. Ltd.	17,800	885
Fujitec Co. Ltd.	75,100	883
KYB Corp.	181,180	882
GMO Internet Inc.	60,500	878
Yoshinoya Holdings Co. Ltd.	60,800	876
Ryosan Co. Ltd.	28,100	873
Tokyo TY Financial Group Inc.	25,070	872
Inaba Denki Sangyo Co. Ltd.	24,500	869
Nihon Unisys Ltd.	66,900	864
Kandenko Co. Ltd.	93,000	864
Meitec Corp.	22,800	856
Fuji Seal International Inc.	40,000	849
Nachi-Fujikoshi Corp.	173,000	848
PALTAC Corp.	32,700	845
Matsui Securities Co. Ltd.	98,600	844
Hitachi Zosen Corp.	160,700	844
Trusco Nakayama Corp.	37,000	840
Asatsu-DK Inc.	31,740	840
Canon Marketing Japan Inc.	43,800	836
Tokyo Dome Corp.	88,000	835
Tomy Co. Ltd.	78,000	830
Mandom Corp.	17,500	826
Yaoko Co. Ltd.	20,300	825
Koei Tecmo Holdings Co. Ltd.	48,300	820

	Onward Holdings Co. Ltd.	111,000	820
	HIS Co. Ltd.	30,700	819
	Kissei Pharmaceutical Co. Ltd.	33,200	814
	Unipres Corp.	38,400	810
^,*	Aiful Corp.	265,800	802
	Okamura Corp.	80,200	795
	Hyakugo Bank Ltd.	193,000	793
^	GungHo Online Entertainment Inc.	363,800	790
	Toho Bank Ltd.	209,000	785
	Kuroda Electric Co. Ltd.	37,900	782
^	GMO Payment Gateway Inc.	15,500	771
	Yodogawa Steel Works Ltd.	27,000	770
	Makino Milling Machine Co. Ltd.	88,000	770
	Keihin Corp.	43,500	770
	Hokuetsu Kishu Paper Co. Ltd.	125,700	763
^	Daio Paper Corp.	67,800	761
	Paramount Bed Holdings Co. Ltd.	18,900	761
	CKD Corp.	56,700	757
^	Fukuyama Transporting Co. Ltd.	137,000	755
	Takeuchi Manufacturing Co. Ltd.	35,500	753
	Takara Standard Co. Ltd.	44,500	748
	Hyakujushi Bank Ltd.	225,000	748
	Joyful Honda Co. Ltd.	27,000	747
	San-A Co. Ltd.	16,100	747
	Exedy Corp.	27,500	745
	TOMONY Holdings Inc.	139,900	745
	Shinmaywa Industries Ltd.	79,000	739
	DCM Holdings Co. Ltd.	82,200	738
	Kyoritsu Maintenance Co. Ltd.	11,300	737
	Taikisha Ltd.	29,800	737
	Kanematsu Corp.	417,000	734
	United Arrows Ltd.	25,900	732
	Totetsu Kogyo Co. Ltd.	24,800	731
	Bank of Okinawa Ltd.	20,280	729
	EDION Corp.	75,900	729
	Saibu Gas Co. Ltd.	322,000	727
	Daiseki Co. Ltd.	36,200	723
^	Jin Co. Ltd.	14,100	718
*	Nippon Sheet Glass Co. Ltd.	86,900	715
	TPR Co. Ltd.	24,600	701
	Yamanashi Chuo Bank Ltd.	148,000	696
	Nippon Flour Mills Co. Ltd.	49,000	694
	Okinawa Electric Power Co. Inc.	30,000	694
^	TOKAI Holdings Corp.	97,100	692
	Kadokawa Dwango Corp.	44,652	690
	Japan Petroleum Exploration Co. Ltd.	30,579	687
	cocokara fine Inc.	16,500	686
	Ai Holdings Corp.	35,500	683
	ZERIA Pharmaceutical Co. Ltd.	43,300	683
	Nomura Co. Ltd.	39,200	682
	Sumitomo Mitsui Construction Co. Ltd.	630,300	669
	Daikyonishikawa Corp.	50,800	663
	IBJ Leasing Co. Ltd.	30,200	661
	Okamoto Industries Inc.	70,000	660
	Nichiha Corp.	25,700	659
	Heiwado Co. Ltd.	28,600	659
	Furukawa Co. Ltd.	336,000	656

	Taiyo Holdings Co. Ltd.	16,200	654
	UACJ Corp.	208,000	654
	Hitachi Maxell Ltd.	32,300	652
	Hogy Medical Co. Ltd.	10,600	647
	Adastria Co. Ltd.	24,100	647
	Nissan Shatai Co. Ltd.	68,200	646
	Senko Co. Ltd.	100,400	643
	FCC Co. Ltd.	35,400	641
	Nippon Soda Co. Ltd.	131,000	637
	ASKUL Corp.	19,600	637
	Kureha Corp.	15,000	636
	Nissin Kogyo Co. Ltd.	38,500	636
	Komori Corp.	46,300	636
	Transcosmos Inc.	24,100	632
	Nichi-iko Pharmaceutical Co. Ltd.	43,200	631
	Siix Corp.	17,300	630
	TSI Holdings Co. Ltd.	88,100	630
	Nitto Boseki Co. Ltd.	157,000	630
*	Kusuri no Aoki Holdings Co. Ltd.	14,700	628
	MOS Food Services Inc.	21,300	628
	Tokai Carbon Co. Ltd.	174,000	626
	Ichigo Inc.	190,300	617
	Tokyu Construction Co. Ltd.	78,400	617
^	Yamagata Bank Ltd.	144,000	616
	Fuji Kyuko Co. Ltd.	65,000	616
	Takuma Co. Ltd.	71,000	615
	Komeri Co. Ltd.	26,100	615
^	Bank of Nagoya Ltd.	17,000	614
	V Technology Co. Ltd.	3,900	614
	Futaba Corp.	35,100	613
	Aida Engineering Ltd.	62,200	613
	Bank of Iwate Ltd.	15,300	612
	Daihen Corp.	95,000	610
^,*	euglena Co. Ltd.	58,200	608
	Meidensha Corp.	177,000	603
	Takara Bio Inc.	42,300	602
	Aomori Bank Ltd.	181,000	596
	Nichicon Corp.	63,400	596
	Noritz Corp.	34,700	595
	Showa Sangyo Co. Ltd.	112,000	593
	Kameda Seika Co. Ltd.	12,600	592
	Chudenko Corp.	27,700	589
	Nippon Densetsu Kogyo Co. Ltd.	35,700	588
	Tokyo Broadcasting System Holdings Inc.	34,000	586
	Mitsuba Corp.	33,600	585
	Nippon Signal Company Ltd.	61,700	585
	Ci:z Holdings Co. Ltd.	20,200	583
*	Pioneer Corp.	265,200	582
	Sumitomo Warehouse Co. Ltd.	108,000	581
*	Toshiba TEC Corp.	106,000	581
	Kanamoto Co. Ltd.	22,300	580
	SKY Perfect JSAT Holdings Inc.	128,400	578
	NS Solutions Corp.	29,000	574
	Saizeriya Co. Ltd.	24,800	574
	Daikyo Inc.	277,000	569
	Nikkiso Co. Ltd.	61,100	568
	Ryobi Ltd.	124,000	567

Asahi Holdings Inc.	28,500	565
Shinko Electric Industries Co. Ltd.	74,400	563
Dexerials Corp.	51,200	563
Seiren Co. Ltd.	45,500	562
Toei Co. Ltd.	63,000	560
Financial Products Group Co. Ltd.	62,500	559
Chiyoda Co. Ltd.	23,500	556
Nippon Steel & Sumikin Bussan Corp.	13,500	556
Gunze Ltd.	161,000	553
NSD Co. Ltd.	35,500	553
Sanyo Special Steel Co. Ltd.	104,000	551
Obara Group Inc.	11,700	550
Aichi Bank Ltd.	9,500	549
Nishimatsuya Chain Co. Ltd.	43,900	549
^ Zojirushi Corp.	42,000	549
Seikagaku Corp.	37,000	546
Toho Zinc Co. Ltd.	125,000	544
PanaHome Corp.	64,000	543
Prima Meat Packers Ltd.	138,000	539
^ Japan Aviation Electronics Industry Ltd.	44,000	538
Earth Chemical Co. Ltd.	12,400	531
Jaccs Co. Ltd.	117,000	530
Oita Bank Ltd.	141,000	528
Descente Ltd.	46,100	524
Japan Securities Finance Co. Ltd.	97,600	524
Marusan Securities Co. Ltd.	62,000	523
Nagaileben Co. Ltd.	23,100	523
Daibiru Corp.	57,500	522
Fukui Bank Ltd.	201,000	521
Tochigi Bank Ltd.	102,000	519
Kitz Corp.	84,800	516
Milbon Co. Ltd.	11,800	516
Nisshin Oillio Group Ltd.	109,000	515
Axial Retailing Inc.	13,100	515
Musashi Seimitsu Industry Co. Ltd.	18,700	515
Eizo Corp.	18,200	513
Oiles Corp.	28,600	510
As One Corp.	11,100	510
Sakata INX Corp.	38,900	510
Yamazen Corp.	59,200	507
^ Ichibanya Co. Ltd.	15,400	506
Fancl Corp.	36,600	505
Alpine Electronics Inc.	34,600	505
Max Co. Ltd.	37,000	505
TOC Co. Ltd.	63,500	502
Mirait Holdings Corp.	55,000	501
Aeon Delight Co. Ltd.	17,400	500
Nissin Electric Co. Ltd.	41,700	500
Akita Bank Ltd.	158,000	497
Kato Sangyo Co. Ltd.	20,700	497
Toshiba Plant Systems & Services Corp.	33,000	497
Atom Corp.	77,647	496
Life Corp.	17,100	494
Riso Kagaku Corp.	27,700	494
Morita Holdings Corp.	34,700	492
Takara Leben Co. Ltd.	87,800	492
United Super Markets Holdings Inc.	56,100	490

Piolax Inc.	7,600	490
Nitta Corp.	18,000	489
Sanken Electric Co. Ltd.	104,000	488
Token Corp.	6,900	488
Gree Inc.	90,279	487
Fuso Chemical Co. Ltd.	22,000	487
Gurunavi Inc.	22,000	486
Doutor Nichires Holdings Co. Ltd.	25,300	482
Starts Corp. Inc.	27,600	480
Pacific Industrial Co. Ltd.	38,700	478
Unizo Holdings Co. Ltd.	16,800	478
Star Micronics Co. Ltd.	31,500	477
Plenus Co. Ltd.	21,900	476
NET One Systems Co. Ltd.	69,600	475
AOKI Holdings Inc.	37,700	475
* KOMEDA Holdings Co. Ltd.	28,700	475
BML Inc.	19,600	473
SMS Co. Ltd.	19,700	473
Aichi Steel Corp.	10,800	473
Bank of the Ryukyus Ltd.	35,200	471
Japan Wool Textile Co. Ltd.	60,000	470
Sanki Engineering Co. Ltd.	55,100	470
Mani Inc.	19,400	468
Internet Initiative Japan Inc.	29,100	468
Noevir Holdings Co. Ltd.	13,400	468
Seiko Holdings Corp.	129,000	467
Takasago International Corp.	17,400	466
Kintetsu World Express Inc.	33,800	465
Toppan Forms Co. Ltd.	44,800	465
Sekisui Jushi Corp.	29,100	464
NEC Networks & System Integration Corp.	25,400	463
Inabata & Co. Ltd.	40,500	462
Miyazaki Bank Ltd.	139,000	461
Hokuetsu Bank Ltd.	19,400	459
Marudai Food Co. Ltd.	105,000	456
Sanyo Chemical Industries Ltd.	10,400	454
Heiwa Real Estate Co. Ltd.	32,600	453
Fuji Soft Inc.	18,400	453
Monex Group Inc.	171,100	452
Create SD Holdings Co. Ltd.	20,400	450
Shikoku Bank Ltd.	178,000	445
kabu.com Securities Co. Ltd.	130,100	444
VT Holdings Co. Ltd.	91,100	443
Doshisha Co. Ltd.	23,100	443
Kohnan Shoji Co. Ltd.	23,700	442
Asahi Diamond Industrial Co. Ltd.	58,900	441
Royal Holdings Co. Ltd.	25,900	439
* Pacific Metals Co. Ltd.	139,000	439
DyDo Group Holdings Inc.	8,300	438
Sato Holdings Corp.	20,400	438
Raito Kogyo Co. Ltd.	41,700	438
Toridoll Holdings Corp.	20,000	437
Topy Industries Ltd.	15,600	436
YAMABIKO Corp.	31,100	436
^ Infomart Corp.	77,600	436
Round One Corp.	60,500	435
Eighteenth Bank Ltd.	140,000	433

Sanyo Electric Railway Co. Ltd.	79,000	428
Kotobuki Spirits Co. Ltd.	17,400	421
Avex Group Holdings Inc.	28,000	421
Fujicco Co. Ltd.	18,900	419
^ Wacom Co. Ltd.	137,800	418
Kyoei Steel Ltd.	20,600	415
Tachi-S Co. Ltd.	25,100	414
Relia Inc.	39,500	411
Macnica Fuji Electronics Holdings Inc.	29,200	411
Fujimi Inc.	18,700	411
Toshiba Machine Co. Ltd.	94,000	409
Kanto Denka Kogyo Co. Ltd.	43,000	409
Iino Kaiun Kaisha Ltd.	100,000	408
Namura Shipbuilding Co. Ltd.	61,200	407
Yonex Co. Ltd.	8,500	407
Nishio Rent All Co. Ltd.	14,200	405
Sintokogio Ltd.	44,500	405
Ohsho Food Service Corp.	10,400	404
Fuji Co. Ltd.	19,300	402
Megachips Corp.	16,500	401
Tsukishima Kikai Co. Ltd.	37,300	400
Kisoji Co. Ltd.	19,200	400
Kyokuto Kaihatsu Kogyo Co. Ltd.	27,800	400
San-Ai Oil Co. Ltd.	52,000	399
TKC Corp.	13,200	399
St. Marc Holdings Co. Ltd.	13,200	398
Bunka Shutter Co. Ltd.	49,100	396
DTS Corp.	17,500	396
Mizuno Corp.	76,000	393
Chugoku Marine Paints Ltd.	54,000	393
Shibuya Corp.	19,400	391
Open House Co. Ltd.	16,600	389
^ IDOM Inc.	59,300	388
Daiwabo Holdings Co. Ltd.	157,000	388
^ COLOPL Inc.	44,800	387
Ricoh Leasing Co. Ltd.	12,700	386
Chofu Seisakusho Co. Ltd.	16,900	385
Yondoshi Holdings Inc.	17,500	385
Kura Corp.	9,200	384
Iseki & Co. Ltd.	191,000	379
Hiday Hidaka Corp.	15,900	378
Tokai Corp.	10,700	376
Yokogawa Bridge Holdings Corp.	29,400	374
Mitsuboshi Belting Ltd.	43,000	374
Press Kogyo Co. Ltd.	82,300	374
Yuasa Trading Co. Ltd.	13,800	373
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,000	372
Eiken Chemical Co. Ltd.	14,400	372
* Unitika Ltd.	519,000	372
Itochu Enex Co. Ltd.	45,800	371
^ W-Scope Corp.	22,900	371
Osaki Electric Co. Ltd.	35,000	370
Goldwin Inc.	8,000	369
Bando Chemical Industries Ltd.	41,000	367
G-Tekt Corp.	19,500	366
Minato Bank Ltd.	19,600	366
Shikoku Chemicals Corp.	37,000	364

Benefit One Inc.	14,300	364
Yokohama Reito Co. Ltd.	39,700	363
Kurabo Industries Ltd.	174,000	362
Clarion Co. Ltd.	96,000	362
Foster Electric Co. Ltd.	23,100	362
Konoike Transport Co. Ltd.	27,300	360
Toyo Engineering Corp.	135,000	360
^ Outsourcing Inc.	10,700	360
Katakura Industries Co. Ltd.	30,700	359
Sankyo Tateyama Inc.	23,900	358
Zenrin Co. Ltd.	18,400	357
Hosiden Corp.	46,100	356
Jeol Ltd.	71,000	356
Sumitomo Riko Co. Ltd.	34,500	356
Sanden Holdings Corp.	112,000	354
Hitachi Koki Co. Ltd.	46,100	354
^ COOKPAD Inc.	39,600	354
Nitto Kogyo Corp.	25,900	354
Ringer Hut Co. Ltd.	16,900	353
Pressance Corp.	29,200	352
Fukushima Industries Corp.	11,100	351
Daiho Corp.	76,000	351
Dip Corp.	17,100	350
Mitsubishi Shokuhin Co. Ltd.	11,700	349
Sodick Co. Ltd.	39,900	348
Tekken Corp.	119,000	347
^ S Foods Inc.	12,800	347
Osaka Soda Co. Ltd.	79,000	347
Nippon Chemi-Con Corp.	150,000	346
TV Asahi Holdings Corp.	17,100	342
Tsugami Corp.	56,000	342
JVC Kenwood Corp.	126,300	342
Sumitomo Seika Chemicals Co. Ltd.	8,200	341
T Hasegawa Co. Ltd.	20,000	341
Bank of Saga Ltd.	133,000	340
Sumitomo Real Estate Sales Co. Ltd.	14,900	339
OBIC Business Consultants Co. Ltd.	7,100	335
^ Next Co. Ltd.	49,600	335
Hibiya Engineering Ltd.	22,200	334
Menicon Co. Ltd.	11,200	333
^ Create Restaurants Holdings Inc.	38,100	333
Shizuoka Gas Co. Ltd.	51,200	332
^ Matsuya Co. Ltd.	38,400	332
Okabe Co. Ltd.	39,100	331
Tokyotokeiba Co. Ltd.	142,000	330
Wakita & Co. Ltd.	35,600	329
Sanyo Denki Co. Ltd.	42,000	328
Ehime Bank Ltd.	27,200	327
Tosho Co. Ltd.	7,000	326
EPS Holdings Inc.	25,700	326
Justsystems Corp.	29,600	325
Hokuto Corp.	17,900	324
Tv Tokyo Holdings Corp.	15,800	324
Takamatsu Construction Group Co. Ltd.	14,300	323
Kansai Urban Banking Corp.	24,500	321
Towa Pharmaceutical Co. Ltd.	8,200	320
Mitsui Sugar Co. Ltd.	14,400	320

	JCR Pharmaceuticals Co. Ltd.	13,600	319
	Wowow Inc.	10,000	317
	Joshin Denki Co. Ltd.	34,000	316
	Japan Pulp & Paper Co. Ltd.	97,000	315
	Towa Bank Ltd.	310,000	315
	Sinfonia Technology Co. Ltd.	123,000	314
	Elecom Co. Ltd.	18,500	314
	Belc Co. Ltd.	8,500	313
	Noritake Co. Ltd.	12,200	313
	Fujibo Holdings Inc.	10,500	313
	Tsubaki Nakashima Co. Ltd.	19,500	312
	Sogo Medical Co. Ltd.	8,500	311
	Futaba Industrial Co. Ltd.	52,300	311
	Nohmi Bosai Ltd.	20,700	311
	Daido Metal Co. Ltd.	33,200	309
	Nippon Denko Co. Ltd.	106,700	307
	Konishi Co. Ltd.	26,400	306
	Koa Corp.	26,000	305
	Riken Corp.	8,000	304
	Showa Corp.	44,100	303
	Juki Corp.	28,200	303
	Denki Kogyo Co. Ltd.	59,000	303
	Micronics Japan Co. Ltd.	30,800	303
	Fujimori Kogyo Co. Ltd.	11,500	302
	Yellow Hat Ltd.	13,200	302
	Xebio Holdings Co. Ltd.	20,200	302
	Belluna Co. Ltd.	43,900	301
	NichiiGakkan Co. Ltd.	41,500	300
	Funai Soken Holdings Inc.	19,300	299
	Optex Group Co. Ltd.	12,800	299
	J-Oil Mills Inc.	8,600	298
	Tsukui Corp.	44,000	298
	ASKA Pharmaceutical Co. Ltd.	19,800	297
	Arcland Sakamoto Co. Ltd.	24,200	296
	Modec Inc.	17,700	296
	Enplas Corp.	10,000	296
	Kyokuto Securities Co. Ltd.	20,200	292
	Eagle Industry Co. Ltd.	21,700	291
	Nippon Koei Co. Ltd.	12,800	288
	Ihara Chemical Industry Co. Ltd.	30,900	286
	Toyo Kanetsu KK	96,000	285
	Inageya Co. Ltd.	20,876	283
	Key Coffee Inc.	15,100	283
	Geo Holdings Corp.	24,400	282
	Tocalo Co. Ltd.	12,400	282
	Tokushu Tokai Paper Co. Ltd.	7,900	281
	Hamakyorex Co. Ltd.	14,600	280
	Kenko Mayonnaise Co. Ltd.	10,500	280
	T-Gaia Corp.	17,100	280
	Pack Corp.	10,700	280
	Jimoto Holdings Inc.	165,300	279
	Trancom Co. Ltd.	5,800	279
^,*	OSAKA Titanium Technologies Co. Ltd.	17,400	279
	Sakai Chemical Industry Co. Ltd.	79,000	279
	Mitsui-Soko Holdings Co. Ltd.	93,000	278
	Nittetsu Mining Co. Ltd.	5,500	277
	Matsuya Foods Co. Ltd.	7,600	277

Anest Iwata Corp.	28,300	276
Tamura Corp.	72,000	275
Melco Holdings Inc.	9,500	273
^ Alpen Co. Ltd.	15,300	273
Kato Works Co. Ltd.	10,200	272
Kasai Kogyo Co. Ltd.	23,500	271
Kaga Electronics Co. Ltd.	15,600	271
Bell System24 Holdings Inc.	30,400	271
Goldcrest Co. Ltd.	15,200	270
^ Nippon Ceramic Co. Ltd.	14,600	269
* Nissei Build Kogyo Co. Ltd.	53,000	269
Itoki Corp.	41,800	269
* Ishihara Sangyo Kaisha Ltd.	32,900	268
UKC Holdings Corp.	13,800	268
* Kintetsu Department Store Co. Ltd.	85,000	268
Warabeya Nichiyo Holdings Co. Ltd.	12,300	268
Broadleaf Co. Ltd.	43,000	267
^ Yushin Precision Equipment Co. Ltd.	9,800	267
Tamron Co. Ltd.	14,700	266
Shindengen Electric Manufacturing Co. Ltd.	72,000	265
^ Anicom Holdings Inc.	13,000	265
Daiichi Jitsugyo Co. Ltd.	44,000	265
Cawachi Ltd.	10,300	265
Ichiyoshi Securities Co. Ltd.	34,100	265
Neturen Co. Ltd.	33,100	264
Toa Corp.	16,600	263
* CMK Corp.	44,300	263
* Japan Material Co. Ltd.	17,400	262
Union Tool Co.	9,400	262
JSP Corp.	11,300	262
FIDEA Holdings Co. Ltd.	143,100	262
* Miroku Jyoho Service Co. Ltd.	17,500	262
METAWATER Co. Ltd.	10,600	261
Canon Electronics Inc.	17,000	260
Rock Field Co. Ltd.	18,000	260
PAL GROUP Holdings Co. Ltd.	10,200	260
Torii Pharmaceutical Co. Ltd.	11,700	260
Roland DG Corp.	8,600	259
Vital KSK Holdings Inc.	28,800	257
Ines Corp.	25,100	256
Sanshin Electronics Co. Ltd.	23,700	256
Okuwa Co. Ltd.	25,000	255
Yahagi Construction Co. Ltd.	27,100	255
Kyodo Printing Co. Ltd.	72,000	255
Sagami Chain Co. Ltd.	22,000	254
Aisan Industry Co. Ltd.	30,200	254
Kappa Create Co. Ltd.	21,600	253
Nissin Corp.	82,000	253
Arata Corp.	10,400	253
Starzen Co. Ltd.	6,000	253
Daisan Bank Ltd.	16,400	253
Idec Corp.	24,600	253
Riken Vitamin Co. Ltd.	6,400	252
Systena Corp.	15,700	252
Cosel Co. Ltd.	21,500	251
Maruwa Co. Ltd.	7,600	250
Shin-Etsu Polymer Co. Ltd.	34,000	250

Shinko Plantech Co. Ltd.	34,800	249
Mitsubishi Steel Manufacturing Co. Ltd.	109,000	249
Nippon Thompson Co. Ltd.	53,000	247
Chiyoda Integre Co. Ltd.	11,500	247
Meisei Industrial Co. Ltd.	46,200	247
Kamei Corp.	21,700	246
Maruzen Showa Unyu Co. Ltd.	62,000	246
Daiken Corp.	13,000	246
Kanematsu Electronics Ltd.	10,600	246
Tenma Corp.	13,500	246
^ Toho Titanium Co. Ltd.	30,400	242
Ryoyo Electro Corp.	19,100	242
Toyo Construction Co. Ltd.	67,000	242
Teikoku Sen-I Co. Ltd.	17,900	241
^ Nihon Nohyaku Co. Ltd.	44,300	241
^ Nippon Carbon Co. Ltd.	99,000	241
^ Stella Chemifa Corp.	7,900	240
Taihei Dengyo Kaisha Ltd.	25,000	239
^ Kurimoto Ltd.	11,400	238
Yorozu Corp.	17,100	238
Tanseisha Co. Ltd.	30,200	238
Fukuda Corp.	24,000	235
Rokko Butter Co. Ltd.	11,000	235
Tsurumi Manufacturing Co. Ltd.	17,000	235
Nippon Kanzai Co. Ltd.	15,100	234
Nihon Chouzai Co. Ltd.	6,200	234
Chiba Kogyo Bank Ltd.	45,300	234
Digital Arts Inc.	8,800	234
Maeda Kosen Co. Ltd.	20,100	231
^ Kumiai Chemical Industry Co. Ltd.	39,300	230
Nitto Kohki Co. Ltd.	10,300	229
Chukyo Bank Ltd.	11,200	229
Oyo Corp.	17,900	229
Misawa Homes Co. Ltd.	24,000	227
Nippon Yakin Kogyo Co. Ltd.	134,700	226
Mimasu Semiconductor Industry Co. Ltd.	13,900	224
Sakai Moving Service Co. Ltd.	8,400	224
Daiwa Industries Ltd.	25,600	222
Toyo Tanso Co. Ltd.	13,200	221
Achilles Corp.	14,900	221
^ Fujita Kanko Inc.	70,000	220
Yurtec Corp.	30,000	219
Nippon Valqua Industries Ltd.	13,800	218
^ Riken Technos Corp.	43,400	218
Arakawa Chemical Industries Ltd.	13,100	217
Fudo Tetra Corp.	118,300	217
* Vector Inc.	20,600	217
Tsukuba Bank Ltd.	71,400	216
Nippon Road Co. Ltd.	52,000	212
Denyo Co. Ltd.	14,500	212
K&O Energy Group Inc.	13,400	211
OSJB Holdings Corp.	97,400	211
SMK Corp.	58,000	211
Hosokawa Micron Corp.	30,000	210
F@N Communications Inc.	32,300	210
Kyokuyo Co. Ltd.	8,700	210
Dai Nippon Toryo Co. Ltd.	99,000	210

	Mie Bank Ltd.	10,100	209
^	Michinoku Bank Ltd.	123,000	208
^,*	U-Shin Ltd.	26,700	208
	Prestige International Inc.	28,400	207
	Osaka Steel Co. Ltd.	11,100	207
	Ministop Co. Ltd.	11,500	207
	Takaoka Toko Co. Ltd.	9,800	206
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,100	206
	Komatsu Seiren Co. Ltd.	32,100	205
^	Marvelous Inc.	27,400	205
^	Jamco Corp.	9,200	205
	Information Services International-Dentsu Ltd.	11,100	204
	ESPEC Corp.	17,900	203
	Qol Co. Ltd.	15,600	203
	Giken Ltd.	11,000	202
	Nagatanien Holdings Co. Ltd.	16,000	202
	Torishima Pump Manufacturing Co. Ltd.	20,300	201
	Nichiden Corp.	7,000	201
	Senshukai Co. Ltd.	30,600	200
	Fujiya Co. Ltd.	100,000	199
^	BRONCO BILLY Co. Ltd.	8,100	199
	Meiko Network Japan Co. Ltd.	17,900	198
	Toyo Corp.	22,700	197
	Shinko Shoji Co. Ltd.	18,500	197
	Tonami Holdings Co. Ltd.	62,000	197
	Tokyo Rope Manufacturing Co. Ltd.	11,600	196
	Daito Pharmaceutical Co. Ltd.	9,800	196
	Mitani Sekisan Co. Ltd.	7,400	193
^	Japan Cash Machine Co. Ltd.	14,300	191
	CONEXIO Corp.	14,500	190
	Nippon Parking Development Co. Ltd.	140,100	190
	Aiphone Co. Ltd.	11,200	189
	Toa Corp.	20,800	189
*	Akebono Brake Industry Co. Ltd.	70,500	189
	Sac's Bar Holdings Inc.	17,200	187
	Daikokutenbussan Co. Ltd.	4,000	186
*	Mitsubishi Paper Mills Ltd.	26,600	185
	Shimizu Bank Ltd.	5,800	184
	GCA Corp.	25,200	184
	Icom Inc.	9,100	183
	Aichi Corp.	24,300	183
	Keihanshin Building Co. Ltd.	34,200	182
*	Wellnet Corp.	15,500	181
^	Ichikoh Industries Ltd.	48,000	181
	Sekisui Plastics Co. Ltd.	24,500	179
	Uchida Yoko Co. Ltd.	8,200	177
	Kobe Bussan Co. Ltd.	5,400	175
	Mie Kotsu Group Holdings Inc.	50,000	174
	Chori Co. Ltd.	10,000	174
	Mitsui High-Tec Inc.	22,500	173
^	Istyle Inc.	25,300	173
	Pronexus Inc.	18,500	173
	Arcland Service Holdings Co. Ltd.	6,300	173
	Sun Frontier Fudousan Co. Ltd.	19,400	172
	Mitsubishi Nichiyu Forklift Co. Ltd.	24,000	172
	Onoken Co. Ltd.	14,200	171
^,*	Takata Corp.	36,100	170

	Tokyo Tekko Co. Ltd.	40,000	170
	Shibusawa Warehouse Co. Ltd.	56,000	170
	Tokyo Energy & Systems Inc.	19,000	169
^	MTI Ltd.	26,500	169
	Koatsu Gas Kogyo Co. Ltd.	26,000	169
	Fuji Pharma Co. Ltd.	6,900	169
	Studio Alice Co. Ltd.	8,800	168
	Mitsubishi Research Institute Inc.	5,800	168
	Kanagawa Chuo Kotsu Co. Ltd.	26,000	168
	Shinnihon Corp.	21,600	167
*	SWCC Showa Holdings Co. Ltd.	210,000	166
	Ateam Inc.	8,700	165
	Mars Engineering Corp.	8,600	165
	Weathernews Inc.	5,300	164
	Mito Securities Co. Ltd.	60,100	164
^	PC Depot Corp.	29,520	164
	Toyo Kohan Co. Ltd.	44,800	163
	Toenec Corp.	33,000	162
	Happinet Corp.	14,200	162
	Takiron Co. Ltd.	34,000	161
	Hioki EE Corp.	8,300	160
	T RAD Co. Ltd.	62,000	159
	JAC Recruitment Co. Ltd.	13,100	158
	Ryoden Corp.	24,000	158
	Noritsu Koki Co. Ltd.	19,300	158
	Sanyo Shokai Ltd.	106,000	158
	Advan Co. Ltd.	16,200	158
	Cleanup Corp.	19,800	157
	Nihon Trim Co. Ltd.	4,400	157
	Kita-Nippon Bank Ltd.	5,700	156
	NS United Kaiun Kaisha Ltd.	84,000	156
	Godo Steel Ltd.	9,200	156
	WATAMI Co. Ltd.	15,900	155
^	Keiyo Co. Ltd.	30,500	155
	Yusen Logistics Co. Ltd.	15,600	155
	Atsugi Co. Ltd.	139,000	154
	Mitsui Matsushima Co. Ltd.	12,600	154
	Seika Corp.	50,000	153
^,*	KLab Inc.	27,400	152
	Toyo Securities Co. Ltd.	64,000	151
	Sanoh Industrial Co. Ltd.	20,800	151
	Teikoku Electric Manufacturing Co. Ltd.	16,600	150
	Amuse Inc.	9,400	150
	CHIMNEY Co. Ltd.	6,000	149
*	Fuji Oil Co. Ltd.	41,600	149
	Yomiuri Land Co. Ltd.	36,000	149
	Furuno Electric Co. Ltd.	22,400	148
	Asahi Co. Ltd.	12,400	146
	Hokkaido Gas Co. Ltd.	59,000	145
^,*	Nippon Sharyo Ltd.	59,000	144
	Nihon Yamamura Glass Co. Ltd.	79,000	144
^	Aeon Fantasy Co. Ltd.	5,200	143
	Nissei ASB Machine Co. Ltd.	7,400	143
	SRA Holdings	6,200	142
	Parco Co. Ltd.	14,400	140
	Chuetsu Pulp & Paper Co. Ltd.	63,000	140
	Itochu-Shokuhin Co. Ltd.	3,600	138

	Sumitomo Densetsu Co. Ltd.	12,100	137
	Halows Co. Ltd.	6,700	137
	Honeys Co. Ltd.	14,300	137
	Tosei Corp.	20,200	136
	Zuken Inc.	11,900	135
	Toho Co. Ltd.	6,100	135
	Krosaki Harima Corp.	38,000	134
	Hodogaya Chemical Co. Ltd.	5,400	133
*	Hito Communications Inc.	9,300	133
	Nippon Coke & Engineering Co. Ltd.	137,400	133
	Organo Corp.	31,000	132
*	KNT-CT Holdings Co. Ltd.	102,000	132
	Tatsuta Electric Wire and Cable Co. Ltd.	31,900	131
^,*	Laox Co. Ltd.	21,101	130
	AOI Electronics Co. Ltd.	4,200	130
	Taiho Kogyo Co. Ltd.	8,900	130
	Zuiko Corp.	3,500	130
	Fields Corp.	11,800	129
	Yushiro Chemical Industry Co. Ltd.	10,000	129
	Artnature Inc.	19,100	128
	France Bed Holdings Co. Ltd.	15,400	127
	Hokkan Holdings Ltd.	31,000	127
	Japan Transcity Corp.	33,000	126
	Elematec Corp.	7,400	126
	Nihon Dempa Kogyo Co. Ltd.	15,800	125
	Fujitsu Frontech Ltd.	9,600	125
	Kitagawa Iron Works Co. Ltd.	5,700	124
	Japan Radio Co. Ltd.	10,600	123
	Fuso Pharmaceutical Industries Ltd.	4,900	123
	Rhythm Watch Co. Ltd.	75,000	122
	Shinwa Co. Ltd.	7,600	121
	Sinanen Holdings Co. Ltd.	6,200	121
^	JP-Holdings Inc.	51,400	119
	Future Corp.	16,900	119
	Tosho Printing Co. Ltd.	28,000	117
^	Japan Drilling Co. Ltd.	5,500	116
	Cybozu Inc.	27,300	113
	Kanaden Corp.	12,400	112
*	Linical Co. Ltd.	9,700	112
	Funai Electric Co. Ltd.	13,900	112
	Hisaka Works Ltd.	13,300	111
	Nippon Chemiphar Co. Ltd.	2,200	110
	CMIC Holdings Co. Ltd.	8,200	109
^	Pasona Group Inc.	15,800	108
	NEC Capital Solutions Ltd.	6,900	107
	Hakuto Co. Ltd.	11,700	106
	Tomoku Co. Ltd.	35,000	104
	Mitsui Home Co. Ltd.	21,000	104
	Matsuda Sangyo Co. Ltd.	7,700	104
	Toli Corp.	29,000	102
	Dunlop Sports Co. Ltd.	11,000	101
	Mitsubishi Kakoki Kaisha Ltd.	52,000	101
	Gun-Ei Chemical Industry Co. Ltd.	3,200	100
	Kyosan Electric Manufacturing Co. Ltd.	28,000	100
	Corona Corp. Class A	9,900	100
*	Aplus Financial Co. Ltd.	91,000	97
	Daikoku Denki Co. Ltd.	6,400	97

	CAC Holdings Corp.	11,400	95
	Panasonic Industrial Devices SUNX Co. Ltd.	13,400	95
	Srg Takamiya Co. Ltd.	18,000	95
	NDS Co. Ltd.	3,700	95
	Gecoss Corp.	9,900	94
	Asunaro Aoki Construction Co. Ltd.	13,300	92
	ST Corp.	5,800	91
	Fujikura Kasei Co. Ltd.	15,400	90
	Okura Industrial Co. Ltd.	19,000	90
	Sankyo Seiko Co. Ltd.	24,100	89
^	Right On Co. Ltd.	10,300	89
	Toda Kogyo Corp.	35,000	89
	Inaba Seisakusho Co. Ltd.	7,500	87
^,*	Shin Nippon Biomedical Laboratories Ltd.	17,300	86
	Tsutsumi Jewelry Co. Ltd.	5,000	86
	Tabuchi Electric Co. Ltd.	24,200	86
	Maezawa Kyuso Industries Co. Ltd.	6,300	85
	Kourakuen Holdings Corp.	5,900	85
	Kobelco Eco-Solutions Co. Ltd.	19,000	84
	Sumitomo Precision Products Co. Ltd.	27,000	84
	Dai-ichi Seiko Co. Ltd.	7,000	83
	Toyo Denki Seizo KK	5,600	82
	Shimojima Co. Ltd.	7,900	82
	Gakken Holdings Co. Ltd.	29,000	80
	Tokyo Electron Device Ltd.	5,700	80
	Chugai Ro Co. Ltd.	40,000	79
	Pocket Card Co. Ltd.	14,800	78
	Taisei Lamick Co. Ltd.	2,800	77
^	Daisyo Corp.	5,400	75
	Alpha Systems Inc.	4,300	75
	Nice Holdings Inc.	55,000	74
	Kinki Sharyo Co. Ltd.	3,200	74
	Chuo Spring Co. Ltd.	25,000	72
	ASAHI YUKIZAI Corp.	34,000	71
	Toa Oil Co. Ltd.	53,000	71
	Best Denki Co. Ltd.	54,800	70
	Tokyo Rakutenchi Co. Ltd.	15,000	70
	Endo Lighting Corp.	8,600	69
	Kitano Construction Corp.	24,000	68
*	Nakayama Steel Works Ltd.	9,900	67
	Maezawa Kasei Industries Co. Ltd.	6,100	65
*	Yamada SxL Home Co. Ltd.	89,000	62
	Showa Aircraft Industry Co. Ltd.	6,000	61
	Takihyo Co. Ltd.	14,000	58
	Daidoh Ltd.	14,600	57
	Airport Facilities Co. Ltd.	9,900	53
	Paris Miki Holdings Inc.	12,800	52
	Kojima Co. Ltd.	17,000	41
^,*	FDK Corp.	14,000	12
			3,453,450
New Zealand (0.8%)
	Fletcher Building Ltd.	662,601	5,105
	Spark New Zealand Ltd.	1,735,701	4,472
	Auckland International Airport Ltd.	846,913	4,248
	Fisher & Paykel Healthcare Corp. Ltd.	533,888	3,404
	Ryman Healthcare Ltd.	397,529	2,541
	Contact Energy Ltd.	678,995	2,379

	Meridian Energy Ltd.	1,190,037	2,299
	Z Energy Ltd.	351,814	1,879
	SKYCITY Entertainment Group Ltd.	615,697	1,707
	Mercury NZ Ltd.	661,521	1,491
	Trade Me Group Ltd.	380,452	1,412
	SKY Network Television Ltd.	371,816	1,266
	Kiwi Property Group Ltd.	1,178,147	1,249
*	Xero Ltd.	86,511	1,201
	Mainfreight Ltd.	75,196	1,154
	Chorus Ltd.	381,063	1,134
^,*	a2 Milk Co. Ltd.	677,897	1,101
	EBOS Group Ltd.	84,451	1,047
	Goodman Property Trust	972,432	895
	Infratil Ltd.	384,880	810
	Genesis Energy Ltd.	487,492	773
	Precinct Properties New Zealand Ltd.	845,173	766
	Summerset Group Holdings Ltd.	205,994	748
	Air New Zealand Ltd.	462,633	713
	Freightways Ltd.	129,875	665
	Vector Ltd.	262,787	620
	Argosy Property Ltd.	778,382	585
	Vital Healthcare Property Trust	348,233	525
	Metlifecare Ltd.	119,625	490
	Heartland Bank Ltd.	318,266	369
	Warehouse Group Ltd.	145,129	279
	Kathmandu Holdings Ltd.	153,523	213
	New Zealand Refining Co. Ltd.	102,092	202
	New Zealand Oil & Gas Ltd.	245,090	115
	TOWER Ltd.	165,523	100
			47,957
Singapore (3.3%)
	DBS Group Holdings Ltd.	1,698,479	22,963
	Oversea-Chinese Banking Corp. Ltd.	3,155,591	21,047
	Singapore Telecommunications Ltd.	6,954,409	19,120
	United Overseas Bank Ltd.	1,163,867	17,309
	Keppel Corp. Ltd.	1,357,458	5,957
	CapitaLand Ltd.	2,388,258	5,574
	Wilmar International Ltd.	2,022,703	5,566
	Global Logistic Properties Ltd.	2,875,673	5,300
	Singapore Exchange Ltd.	780,860	4,107
	Genting Singapore plc	5,749,197	3,965
	Singapore Press Holdings Ltd.	1,538,617	3,773
	City Developments Ltd.	571,313	3,750
	Ascendas REIT	2,126,613	3,713
	CapitaLand Mall Trust	2,532,512	3,480
	Singapore Technologies Engineering Ltd.	1,480,055	3,469
	Singapore Airlines Ltd.	484,151	3,410
	ComfortDelGro Corp. Ltd.	1,969,180	3,370
	Jardine Cycle & Carriage Ltd.	104,190	3,055
	Suntec REIT	2,293,400	2,819
	SATS Ltd.	605,900	2,271
	CapitaLand Commercial Trust	1,932,300	2,093
	Hutchison Port Holdings Trust	4,907,539	2,087
	UOL Group Ltd.	455,817	2,064
	Sembcorp Industries Ltd.	861,320	1,924
	Mapletree Commercial Trust	1,758,781	1,913
	Golden Agri-Resources Ltd.	6,275,963	1,888

	Venture Corp. Ltd.	243,500	1,761
	Singapore Post Ltd.	1,370,600	1,429
	Mapletree Industrial Trust	1,176,100	1,374
	Keppel REIT	1,761,600	1,262
	Mapletree Greater China Commercial Trust	1,782,800	1,210
	Yangzijiang Shipbuilding Holdings Ltd.	2,025,910	1,159
	StarHub Ltd.	548,867	1,156
	Mapletree Logistics Trust	1,405,100	1,048
*	Noble Group Ltd.	8,481,304	1,026
	United Engineers Ltd.	464,800	933
	Raffles Medical Group Ltd.	834,600	878
	Sembcorp Marine Ltd.	807,666	855
	Olam International Ltd.	521,100	734
	Frasers Centrepoint Trust	512,000	727
	Starhill Global REIT	1,299,200	706
^	Keppel Infrastructure Trust	1,908,600	670
	Yanlord Land Group Ltd.	676,500	667
	CDL Hospitality Trusts	633,400	635
	First Resources Ltd.	462,700	631
	Frasers Logistics & Industrial Trust	946,700	631
	Parkway Life REIT	359,463	620
	Ascott Residence Trust	744,700	599
^,*	Genting Hong Kong Ltd.	1,929,100	578
	Keppel DC REIT	638,910	543
	SIA Engineering Co. Ltd.	216,300	535
2	ARA Asset Management Ltd.	435,556	532
	Cambridge Industrial Trust	1,319,900	528
^,*	Ezion Holdings Ltd.	1,747,800	511
	Cache Logistics Trust	877,000	505
	CapitaLand Retail China Trust	495,200	499
	Wing Tai Holdings Ltd.	399,600	493
	OUE Hospitality Trust	992,300	489
	Ascendas India Trust	624,600	464
*	Manulife US REIT	540,200	462
	Lippo Malls Indonesia Retail Trust	1,664,300	459
	First REIT	506,600	457
^	M1 Ltd.	317,300	452
	Ascendas Hospitality Trust	835,900	437
	Frasers Commercial Trust	489,500	436
^	Croesus Retail Trust	710,300	431
^	Yoma Strategic Holdings Ltd.	1,027,500	420
^,*	SIIC Environment Holdings Ltd.	982,500	408
	Asian Pay Television Trust	1,421,300	388
^	Sarine Technologies Ltd.	285,300	375
	Far East Hospitality Trust	843,100	359
	RHT Health Trust	539,800	352
	Super Group Ltd.	384,800	352
	SPH REIT	509,100	351
	Accordia Golf Trust	722,800	344
	OUE Ltd.	258,400	335
^	Soilbuild Business Space REIT	735,130	332
	Silverlake Axis Ltd.	769,700	318
^	Sheng Siong Group Ltd.	417,300	275
	GL Ltd.	430,000	240
^,*	COSCO Corp. Singapore Ltd.	1,089,601	216
^	Midas Holdings Ltd.	1,176,200	192
^	Hyflux Ltd.	519,400	191

	Sabana Shari'ah Compliant Industrial REIT	620,800	170
	Indofood Agri Resources Ltd.	443,700	169
	Bumitama Agri Ltd.	291,300	165
	China Everbright Water Ltd.	469,100	143
	Boustead Singapore Ltd.	157,900	90
*	Ying Li International Real Estate Ltd.	680,500	79
^,*	Ezra Holdings Ltd.	1,786,900	61
^,*	Gallant Venture Ltd.	512,200	45
^,*	China Fishery Group Ltd.	754,600	41
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	276,736	17
			191,937
South Korea (11.2%)
	Samsung Electronics Co. Ltd.	96,027	163,320
	SK Hynix Inc.	499,235	23,057
	Samsung Electronics Co. Ltd. Preference Shares	16,427	22,201
	Shinhan Financial Group Co. Ltd.	428,921	16,952
	Hyundai Motor Co.	136,395	16,420
	NAVER Corp.	24,975	16,314
	KB Financial Group Inc.	389,473	15,760
	POSCO	64,154	14,994
	Hyundai Mobis Co. Ltd.	61,536	12,802
	LG Chem Ltd.	44,218	9,971
	Samsung C&T Corp.	84,769	9,198
	KT&G Corp.	104,648	9,065
	Korea Electric Power Corp.	241,140	8,831
	Hana Financial Group Inc.	278,897	8,270
	Amorepacific Corp.	29,830	8,142
	SK Innovation Co. Ltd.	57,685	7,815
	Kia Motors Corp.	243,586	7,635
	Samsung Fire & Marine Insurance Co. Ltd.	30,773	7,130
	Samsung Life Insurance Co. Ltd.	69,370	6,628
	LG Household & Health Care Ltd.	8,278	6,260
^,*	Celltrion Inc.	71,322	6,163
	SK Holdings Co. Ltd.	31,583	5,885
	LG Display Co. Ltd.	212,754	5,613
	Woori Bank	481,340	5,434
	Samsung SDI Co. Ltd.	51,905	5,158
*	Hyundai Heavy Industries Co. Ltd.	44,150	5,035
	LG Electronics Inc.	103,021	4,923
	Lotte Chemical Corp.	13,428	4,351
	LG Corp.	84,461	4,309
	NCSoft Corp.	16,301	4,268
	SK Telecom Co. Ltd.	21,318	4,087
	Korea Zinc Co. Ltd.	9,438	3,991
	Coway Co. Ltd.	50,919	3,829
	Hyundai Steel Co.	69,320	3,476
	Hankook Tire Co. Ltd.	70,432	3,437
	E-MART Inc.	19,436	3,403
	Samsung SDS Co. Ltd.	30,948	3,355
	Korea Aerospace Industries Ltd.	61,052	3,259
	AMOREPACIFIC Group	26,720	3,118
	Kangwon Land Inc.	100,652	2,837
	Hyundai Motor Co. 2nd Preference Shares	33,825	2,799
	Industrial Bank of Korea	249,148	2,722
	S-Oil Corp.	38,672	2,701
	Mirae Asset Daewoo Co. Ltd.	350,036	2,656
	Hyosung Corp.	21,464	2,502

	Samsung Electro-Mechanics Co. Ltd.	50,490	2,466
	Hyundai Engineering & Construction Co. Ltd.	68,790	2,462
	Hyundai Glovis Co. Ltd.	17,067	2,285
*	Samsung Heavy Industries Co. Ltd.	247,902	2,220
	Dongbu Insurance Co. Ltd.	43,334	2,208
	Hyundai Development Co-Engineering & Construction	58,106	2,186
	GS Holdings Corp.	48,854	2,151
	Orion Corp.	3,773	2,108
	CJ CheilJedang Corp.	6,731	2,056
	LG Uplus Corp.	199,453	1,959
	BNK Financial Group Inc.	264,887	1,944
^	Kakao Corp.	28,726	1,923
	Lotte Shopping Co. Ltd.	9,775	1,902
	CJ Corp.	11,932	1,874
*	Samsung Biologics Co. Ltd.	13,186	1,827
	Daelim Industrial Co. Ltd.	24,958	1,808
	Hanwha Chemical Corp.	77,282	1,736
	Hyundai Motor Co. Preference Shares	21,593	1,732
	Hanssem Co. Ltd.	9,361	1,682
^,*	Samsung Engineering Co. Ltd.	144,755	1,567
	BGF retail Co. Ltd.	19,112	1,512
	Amorepacific Corp. Preference Shares	9,768	1,510
	KCC Corp.	5,033	1,505
^	Hanmi Pharm Co. Ltd.	5,891	1,463
	Hyundai Marine & Fire Insurance Co. Ltd.	56,110	1,454
	Korea Investment Holdings Co. Ltd.	35,075	1,407
	Doosan Heavy Industries & Construction Co. Ltd.	57,939	1,373
	Samsung Securities Co. Ltd.	48,749	1,361
	Mando Corp.	6,311	1,358
^	Medy-Tox Inc.	3,726	1,329
	Hanwha Corp.	43,773	1,328
	CJ E&M Corp.	17,146	1,290
	S-1 Corp.	17,340	1,258
	Yuhan Corp.	7,562	1,225
	Hanwha Life Insurance Co. Ltd.	219,458	1,217
	Kumho Petrochemical Co. Ltd.	17,117	1,213
^,*	OCI Co. Ltd.	16,399	1,213
	DGB Financial Group Inc.	141,920	1,205
	Hanwha Techwin Co. Ltd.	33,387	1,199
	Hanon Systems	151,554	1,187
	Hyundai Department Store Co. Ltd.	13,918	1,151
	NH Investment & Securities Co. Ltd.	116,179	1,144
^,*	ViroMed Co. Ltd.	12,699	1,141
	LG Innotek Co. Ltd.	13,096	1,118
^	Hotel Shilla Co. Ltd.	29,512	1,102
^,*	Kumho Tire Co. Inc.	152,570	1,073
	LG Chem Ltd. Preference Shares	7,132	1,050
^,*	GS Engineering & Construction Corp.	43,417	1,035
	Samsung Card Co. Ltd.	29,881	1,010
	KT Corp.	39,198	992
	Posco Daewoo Corp.	45,002	987
^	Kolon Industries Inc.	15,316	979
	Shinsegae Inc.	6,454	977
^,*	CJ Korea Express Corp.	6,924	972
*	Doosan Infracore Co. Ltd.	129,731	964
	Korea Gas Corp.	24,018	959
	Lotte Confectionery Co. Ltd.	5,354	941

	Cheil Worldwide Inc.	57,706	921
	KEPCO Plant Service & Engineering Co. Ltd.	19,133	900
	Meritz Securities Co. Ltd.	288,414	897
	LG Household & Health Care Ltd. Preference Shares	1,958	892
	LS Corp.	16,482	891
	Doosan Corp.	9,783	885
^	SK Materials Co. Ltd.	5,130	880
	SK Chemicals Co. Ltd.	16,693	854
	CJ CGV Co. Ltd.	11,971	819
	SK Networks Co. Ltd.	142,616	812
	Hyundai Wia Corp.	14,544	810
*	Daewoo Engineering & Construction Co. Ltd.	180,731	807
	NongShim Co. Ltd.	2,878	788
*	Korean Air Lines Co. Ltd.	33,944	772
	Korean Reinsurance Co.	81,234	759
^,*	Komipharm International Co. Ltd.	28,322	753
^	Korea Kolmar Co. Ltd.	12,343	735
	Ottogi Corp.	1,309	734
	KB Insurance Co. Ltd.	34,485	731
^	KIWOOM Securities Co. Ltd.	11,541	722
	Meritz Fire & Marine Insurance Co. Ltd.	52,954	686
	Lotte Chilsung Beverage Co. Ltd.	544	679
	Hyundai Greenfood Co. Ltd.	46,244	657
	Com2uSCorp	8,909	656
^	Cosmax Inc.	5,795	654
^,*	NHN Entertainment Corp.	14,082	642
	Poongsan Corp.	16,979	636
^	Youngone Corp.	27,235	625
	Dongsuh Cos. Inc.	28,324	624
^	LIG Nex1 Co. Ltd.	9,977	621
	Korea Petrochemical Ind Co. Ltd.	2,614	607
	GS Retail Co. Ltd.	13,508	606
	LG International Corp.	21,588	601
^	Green Cross Corp.	4,823	573
^	Fila Korea Ltd.	9,574	565
^	Innocean Worldwide Inc.	11,322	564
^	Hanmi Science Co. ltd	11,213	558
*	WONIK IPS Co. Ltd.	26,635	545
	Dongkuk Steel Mill Co. Ltd.	51,535	542
^,*	Pan Ocean Co. Ltd.	163,210	540
^	Eo Technics Co. Ltd.	7,251	531
^	Tongyang Inc.	216,659	529
^,*	Advanced Process Systems Corp.	21,795	526
	SFA Engineering Corp.	8,620	522
^	Paradise Co. Ltd.	44,487	513
	Hansol Chemical Co. Ltd.	7,832	511
*	Hugel Inc.	1,884	491
	LS Industrial Systems Co. Ltd.	13,302	484
	Hite Jinro Co. Ltd.	26,920	482
^,*	Yungjin Pharmaceutical Co. Ltd.	77,224	480
^	Hana Tour Service Inc.	7,619	472
	Chong Kun Dang Pharmaceutical Corp.	5,573	472
	Hyundai Home Shopping Network Corp.	5,034	471
^,*	Osstem Implant Co. Ltd.	9,405	465
	JB Financial Group Co. Ltd.	94,330	455
	SKC Co. Ltd.	16,997	455
	Samyang Holdings Corp.	5,120	452

	Green Cross Holdings Corp.	24,522	452
	LG Hausys Ltd.	5,356	450
^	Bukwang Pharmaceutical Co. Ltd.	22,921	446
*	Dongbu HiTek Co. Ltd.	29,245	442
	GS Home Shopping Inc.	2,831	441
^,*	Hyundai Mipo Dockyard Co. Ltd.	8,878	440
	IS Dongseo Co. Ltd.	12,153	437
	Koh Young Technology Inc.	11,455	431
*	Hyundai Elevator Co. Ltd.	8,461	428
	Huchems Fine Chemical Corp.	23,812	426
^	JW Pharmaceutical Corp.	11,220	422
	Seoul Semiconductor Co. Ltd.	31,625	414
	Taekwang Industrial Co. Ltd.	483	413
	Young Poong Corp.	426	402
	LOTTE Fine Chemical Co. Ltd.	15,160	400
^,*	Seegene Inc.	13,696	400
	Hankook Tire Worldwide Co. Ltd.	22,755	397
^,*	HLB Inc.	31,994	395
^	Kolon Life Science Inc.	4,251	394
	Daesang Corp.	18,123	393
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,427	388
^,*	Loen Entertainment Inc.	5,746	384
	Korea Electric Terminal Co. Ltd.	6,075	377
	Vieworks Co. Ltd.	6,340	375
^,*	Hanall Biopharma Co. Ltd.	36,876	372
	LG Electronics Inc. Preference Shares	16,228	369
	Halla Holdings Corp.	7,070	369
^	Nexen Tire Corp.	32,546	369
^	LOTTE Himart Co. Ltd.	10,196	368
	Korea Real Estate Investment & Trust Co. Ltd.	151,848	363
^	Ilyang Pharmaceutical Co. Ltd.	11,252	362
	Partron Co. Ltd.	37,918	362
	Lotte Food Co. Ltd.	667	361
^	Dongwon Industries Co. Ltd.	1,228	361
^,*	Taihan Electric Wire Co. Ltd.	217,722	361
	Toptec Co. Ltd.	17,172	360
^	Hanjin Kal Corp.	27,412	360
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9,552	360
	Soulbrain Co. Ltd.	7,671	355
	Daishin Securities Co. Ltd.	36,349	352
^	DuzonBizon Co. Ltd.	17,697	351
^	Dong-A ST Co. Ltd.	4,596	350
^,*	Genexine Co. Ltd.	10,214	346
	CJ O Shopping Co. Ltd.	2,493	345
^	Mirae Asset Life Insurance Co. Ltd.	67,421	343
*	Hyundai Rotem Co. Ltd.	20,921	341
	Daou Technology Inc.	22,159	339
^,*	SM Entertainment Co.	17,136	338
^,*	Medipost Co. Ltd.	7,412	337
^	Handsome Co. Ltd.	12,437	333
^,*	Chabiotech Co. Ltd.	32,644	330
*	ST Pharm Co. Ltd.	8,420	326
	Hanwha General Insurance Co. Ltd.	54,548	325
^	SK Gas Ltd.	3,450	321
*	Jusung Engineering Co. Ltd.	32,397	318
^	Jeil Pharmaceutical Co.	6,129	317
	LF Corp.	16,620	306

^,*	Foosung Co. Ltd.	48,122	303
^	SPC Samlip Co. Ltd.	2,049	302
^	Meritz Financial Group Inc.	31,983	302
^	Samyang Corp.	3,651	301
	LEENO Industrial Inc.	8,900	301
^	Ahnlab Inc.	5,591	301
*	Asiana Airlines Inc.	81,449	293
^,*	GemVax & Kael Co. Ltd.	27,900	290
^,*	Binex Co. Ltd.	21,825	290
	Grand Korea Leisure Co. Ltd.	17,707	288
^	DoubleUGames Co. Ltd.	8,541	285
	Tongyang Life Insurance Co. Ltd.	31,110	283
^	Hansae Co. Ltd.	14,690	283
^	Amicogen Inc.	8,184	282
^,*	DIO Corp.	10,192	277
	SL Corp.	13,785	277
^,*	iNtRON Biotechnology Inc.	11,932	276
^	KEPCO Engineering & Construction Co. Inc.	13,462	274
^	Dong-A Socio Holdings Co. Ltd.	2,527	273
^,*	CrystalGenomics Inc.	20,156	273
	Namyang Dairy Products Co. Ltd.	425	268
	Hanjin Transportation Co. Ltd.	10,922	268
^,*	Ssangyong Motor Co.	40,269	263
^	Muhak Co. Ltd.	13,199	260
	S&T Motiv Co. Ltd.	6,492	254
	Modetour Network Inc.	9,061	254
	Silicon Works Co. Ltd.	9,198	253
^	NICE Holdings Co. Ltd.	17,208	250
	KISWIRE Ltd.	7,200	249
	Maeil Dairy Industry Co. Ltd.	6,926	249
^	Posco ICT Co. Ltd.	50,296	247
^	Daewoong Pharmaceutical Co. Ltd.	4,186	247
	Youngone Holdings Co. Ltd.	4,909	242
	AtlasBX Co. Ltd.	5,246	242
	Binggrae Co. Ltd.	4,279	238
	SeAH Steel Corp.	2,547	237
*	SK Securities Co. Ltd.	245,171	236
*	Yuanta Securities Korea Co. Ltd.	78,425	228
	Hanil Cement Co. Ltd.	3,546	228
^	Sebang Global Battery Co. Ltd.	7,567	226
^,*	NUTRIBIOTECH Co. Ltd.	4,678	225
	Seah Besteel Corp.	10,317	221
	Samchully Co. Ltd.	2,633	220
^	Caregen Co. Ltd.	3,866	218
*	Ssangyong Cement Industrial Co. Ltd.	17,802	218
*	Hansol Technics Co. Ltd.	16,017	216
	DongKook Pharmaceutical Co. Ltd.	4,442	214
^,*	Jenax Inc.	12,793	214
^,*	ATGen Co. Ltd.	7,982	213
^	Hankook Shell Oil Co. Ltd.	578	212
^	YG Entertainment Inc.	9,383	212
^,*	Schnell Biopharmaceuticals Inc.	69,551	210
^	Daeduck Electronics Co.	29,381	210
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	210
	AK Holdings Inc.	4,761	207
*	Kumho Industrial Co. Ltd.	25,549	207
	Songwon Industrial Co. Ltd.	14,653	206

	POSCO Chemtech Co. Ltd.	19,572	204
*	Interflex Co. Ltd.	9,285	202
	Sungwoo Hitech Co. Ltd.	31,431	201
	i-SENS Inc.	8,269	200
*	Webzen Inc.	15,711	199
^,*	Emerson Pacific Inc.	7,836	199
	CJ Hellovision Co. Ltd.	25,075	198
^	Hyundai Livart Furniture Co. Ltd.	9,784	198
	Hansol Paper Co. Ltd.	11,125	196
^	Seobu T&D	14,052	195
	Kwangju Bank	21,375	195
^	JW Holdings Corp.	29,522	194
^	NS Shopping Co. Ltd.	1,499	194
	KT Skylife Co. Ltd.	13,988	194
^,*	Pharmicell Co. Ltd.	47,087	193
	Shinyoung Securities Co. Ltd.	4,264	193
^,*	CMG Pharmaceutical Co. Ltd.	74,002	192
	Daekyo Co. Ltd.	27,547	192
	Hancom Inc.	13,852	191
^	iMarketKorea Inc.	20,930	188
^	Dongwon F&B Co. Ltd.	1,066	188
^	ICD Co. Ltd.	12,547	186
	Lutronic Corp.	7,061	185
	InBody Co. Ltd.	9,464	184
^	Dae Hwa Pharmaceutical Co. Ltd.	10,363	183
^	Lock&Lock Co. Ltd.	15,389	182
	NICE Information Service Co. Ltd.	31,728	181
^	It's Skin Co. Ltd.	5,498	178
^	Able C&C Co. Ltd.	11,028	177
	Sindoh Co. Ltd.	3,962	177
*	Leaders Cosmetics Co. Ltd.	11,056	175
^	Crown Confectionery Co. Ltd.	6,080	175
	Daeduck GDS Co. Ltd.	15,142	175
^,*	Cellumed Co. Ltd.	152,054	173
	CJ CheilJedang Corp. Preference Shares	1,253	172
	Cuckoo Electronics Co. Ltd.	1,552	172
^,*	Naturalendo Tech Co. Ltd.	12,905	171
*	Korea Line Corp.	10,864	171
	Dawonsys Co. Ltd.	17,532	169
*	Wonik Holdings Co. Ltd.	31,912	167
	Cell Biotech Co. Ltd.	5,481	166
	S&T Dynamics Co. Ltd.	21,412	166
^,*	Huons Co. Ltd.	3,538	164
^	Kolon Corp.	3,425	164
*	Taeyoung Engineering & Construction Co. Ltd.	36,177	163
^	WeMade Entertainment Co. Ltd.	7,992	161
^,*	Peptron Inc.	4,599	160
^	Seoyon E-Hwa Co. Ltd.	12,026	160
^,*	CrucialTec Co. Ltd.	21,108	159
	Chongkundang Holdings Corp.	3,115	159
	Kolao Holdings	25,107	158
	Humax Co. Ltd.	14,878	157
*	Woongjin Thinkbig Co. Ltd.	19,431	157
*	Taewoong Co. Ltd.	8,132	156
	GOLFZON Co. Ltd.	2,849	154
^,*	Hanwha Investment & Securities Co. Ltd.	75,291	153
^,*	CUROCOM Co. Ltd.	69,635	153

^,*	Agabang&Company	22,329	150
	E1 Corp.	2,974	149
	Hansol Holdings Co. Ltd.	28,037	149
^	Sung Kwang Bend Co. Ltd.	15,908	148
*	Hanjin Heavy Industries & Construction Co. Ltd.	57,114	148
^	Interpark Holdings Corp.	36,083	147
^	KH Vatec Co. Ltd.	12,932	145
^,*	Gamevil Inc.	3,698	141
	Youlchon Chemical Co. Ltd.	12,047	141
	Namhae Chemical Corp.	18,610	139
*	Insun ENT Co. Ltd.	24,551	137
^	Byucksan Corp.	41,431	137
	Dae Han Flour Mills Co. Ltd.	842	137
	Hyundai Corp.	7,187	135
^	Korea Kolmar Holdings Co. Ltd.	5,897	134
^	KISCO Corp.	4,359	134
^,*	G-SMATT GLOBAL Co. Ltd.	12,258	133
	NEPES Corp.	15,206	133
^,*	COSON Co. Ltd.	13,322	133
	CJ Freshway Corp.	4,321	133
*	Eugene Investment & Securities Co. Ltd.	56,837	133
^,*	Duk San Neolux Co. Ltd.	5,604	127
	SBS Media Holdings Co. Ltd.	55,748	127
^	Huons Global Co. Ltd.	5,446	127
*	Lumens Co. Ltd.	37,737	126
	Daishin Securities Co. Ltd. Preference Shares	19,354	125
^,*	KTB Investment & Securities Co. Ltd.	44,088	120
*	Green Cross Cell Corp.	5,374	120
^	Humedix Co. Ltd.	5,007	118
	Kyobo Securities Co. Ltd.	16,417	115
^	Cosmax BTI Inc	4,116	115
^	Daewoong Co. Ltd.	3,221	114
	Sam Young Electronics Co. Ltd.	11,192	113
^,*	SFA Semicon Co. Ltd.	49,016	111
	Coreana Cosmetics Co. Ltd.	22,740	109
^,*	Neowiz Games Corp.	11,282	104
	TK Corp.	12,269	102
	KONA I Co. Ltd.	11,398	100
^,*	Samsung Pharmaceutical Co. Ltd.	28,070	96
	INTOPS Co. Ltd.	11,234	96
*	Duksan Hi-Metal Co. Ltd.	12,546	91
^,*	3S Korea Co. Ltd.	38,610	90
	Seoyon Co. Ltd.	9,429	90
	Eusu Holdings Co. Ltd.	15,078	86
^	GOLFZONYUWONHOLDINGS Co. Ltd.	13,382	80
*	Dongbu Securities Co. Ltd.	24,758	76
	MegaStudy Co. Ltd.	2,433	72
*	Doosan Engine Co. Ltd.	23,830	67
	Hyundai C&F Inc.	5,099	65
	MegaStudyEdu Co. Ltd.	1,495	62
	Hitejinro Holdings Co. Ltd.	6,100	58
^	DY Corp.	7,582	48
*	Korean Air Lines Co. Ltd. Rights Exp. 03/07/2017	8,080	39
*	Samsung Securities Co. Ltd. Rights Exp. 03/08/2017	6,563	34
*	KT Corp. ADR	1,302	19
			663,218

Total Common Stocks (Cost $6,699,170)					5,881,910
		Coupon
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.7%)
3,4	Vanguard Market Liquidity Fund	0.856%		1,007,345	100,745

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.557%	4/27/17	1,200	1,199
6	United States Treasury Bill	0.566%	5/4/17	1,000	999
	United States Treasury Bill	0.587%	5/18/17	1,000	998
5	United States Treasury Bill	0.577%	5/25/17	1,500	1,497
					4,693
Total Temporary Cash Investments (Cost $105,437)					105,438
Total Investments (101.4%) (Cost $6,804,607)					5,987,348
Other Assets and Liabilities-Net (-1.4%)[4]					(79,815)
Net Assets (100%)					5,907,533

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $93,016,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $8,061,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $98,090,000 of collateral received for securities on loan.
5 Securities with a value of $1,158,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $556,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	660	5,880,359	891
Temporary Cash Investments	100,745	4,693	—
Futures Contracts—Liabilities[1]	(285)	—	—
Forward Currency Contracts—Assets	—	953	—
Forward Currency Contracts—Liabilities	—	(1,163)	—
Total	101,120	5,884,842	891
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	March 2017	91	12,263	(193)
S&P ASX 200 Index	March 2017	62	6,536	(8)
KOSPI 200 Index	March 2017	27	3,127	974
				773

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America N.A	3/14/17	JPY	1,860,725	USD	16,405	97
Credit Suisse International	3/21/17	AUD	10,219	USD	7,671	70
UBS AG	3/14/17	JPY	813,020	USD	6,948	263
Citibank, N.A.	3/14/17	JPY	572,020	USD	4,838	235
BNP Paribas	3/21/17	AUD	4,199	USD	3,013	168

Goldman Sachs International	3/21/17	AUD	4,004	USD	2,968	67
BNP Paribas	3/14/17	KRW	3,396,900	USD	2,898	26
Morgan Stanley Capital
Services LLC	3/14/17	JPY	228,525	USD	2,011	16
Bank of America N.A.	3/21/17	AUD	1,204	USD	901	11
JPMorgan Chase Bank N.A.	3/14/17	USD	13,143	JPY	1,545,690	(566)
BNP Paribas	3/14/17	USD	5,275	JPY	617,600	(203)
JPMorgan Chase Bank N.A.	3/21/17	USD	4,988	AUD	6,908	(245)
BNP Paribas	3/21/17	USD	3,020	AUD	4,184	(149)
						(210)

AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

E. At January 31, 2017, the cost of investment securities for tax purposes was $6,819,978,000. Net unrealized depreciation of investment securities for tax purposes was $832,630,000, consisting of unrealized gains of $655,981,000 on securities that had risen in value since their purchase and $1,488,611,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard European Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Austria (0.5%)
	Erste Group Bank AG	509,166	15,520
	OMV AG	255,438	8,940
	voestalpine AG	202,217	8,575
	ANDRITZ AG	128,499	6,945
*	Raiffeisen Bank International AG	213,565	4,757
	Wienerberger AG	209,568	4,045
	BUWOG AG	158,831	3,790
^	IMMOFINANZ AG	1,627,227	2,988
	CA Immobilien Anlagen AG	126,325	2,489
	Oesterreichische Post AG	62,220	2,251
	Lenzing AG	13,976	1,997
	Verbund AG	117,072	1,888
	Vienna Insurance Group AG Wiener Versicherung Gruppe	67,175	1,637
	Telekom Austria AG Class A	258,168	1,590
	UNIQA Insurance Group AG	185,897	1,533
	Mayr Melnhof Karton AG	13,400	1,512
	Schoeller-Bleckmann Oilfield Equipment AG	18,859	1,421
	RHI AG	45,568	1,125
	S IMMO AG	90,463	1,050
	Strabag SE	28,129	1,030
^	Conwert Immobilien Invest SE	50,548	885
	Zumtobel Group AG	45,814	770
^	Palfinger AG	21,181	713
^	DO & CO AG	11,324	709
	EVN AG	57,286	701
	Semperit AG Holding	17,913	563
*,^ Flughafen Wien AG		17,025	481
	Kapsch TrafficCom AG	9,843	405
			80,310
Belgium (2.0%)
	Anheuser-Busch InBev SA/NV	1,412,517	147,493
	KBC Group NV	488,257	31,711
	Ageas	356,401	15,260
	UCB SA	213,856	14,771
	Solvay SA Class A	125,462	14,711
	Groupe Bruxelles Lambert SA	136,816	11,660
	Umicore SA	163,813	9,176
	Proximus SADP	250,324	7,189
	Ackermans & van Haaren NV	44,484	6,066
	Colruyt SA	118,417	5,796
*	Telenet Group Holding NV	88,105	4,728
	bpost SA	180,581	4,368
	Cofinimmo SA	36,638	4,114
	Ontex Group NV	131,661	3,987
	Sofina SA	27,610	3,751
	Melexis NV	38,683	2,908
*	KBC Ancora	64,591	2,847
	Bekaert SA	61,758	2,680

	Warehouses De Pauw CVA	28,557	2,594
	Elia System Operator SA/NV	45,787	2,284
	D'ieteren SA/NV	48,239	2,179
	Befimmo SA	33,718	1,849
	Euronav NV	236,166	1,844
	Gimv NV	32,693	1,825
	Aedifica SA	21,633	1,644
*	Tessenderlo Chemie NV (Voting Shares)	43,352	1,611
	Ion Beam Applications	34,341	1,460
	Econocom Group SA/NV	92,931	1,404
*	Nyrstar (Voting Shares)	162,082	1,371
	Cie d'Entreprises CFE	12,146	1,342
*	Orange Belgium SA	54,525	1,231
	Barco NV	13,969	1,215
*	AGFA-Gevaert NV	287,180	1,133
	Kinepolis Group NV	21,575	1,035
	Van de Velde NV	11,520	806
	EVS Broadcast Equipment SA	17,867	618
	Wereldhave Belgium NV	3,820	416
			321,077
Denmark (2.7%)
	Novo Nordisk A/S Class B	3,267,576	118,089
	Danske Bank A/S	1,306,913	43,592
	Vestas Wind Systems A/S	391,925	27,485
	Pandora A/S	193,237	25,324
*	Genmab A/S	96,639	18,715
	AP Moller - Maersk A/S Class B	11,164	18,712
	Carlsberg A/S Class B	188,073	17,015
	DSV A/S	328,556	15,978
	Novozymes A/S	395,700	15,425
	Coloplast A/S Class B	177,759	12,746
	AP Moller - Maersk A/S Class A	7,608	12,181
	ISS A/S	326,812	11,637
	Chr Hansen Holding A/S	155,387	9,486
*	TDC A/S	1,408,482	7,422
	Jyske Bank A/S	121,041	6,236
	GN Store Nord A/S	264,726	5,913
*,2 DONG Energy A/S		140,940	5,344
*	H Lundbeck A/S	103,917	4,463
	FLSmidth & Co. A/S	87,972	4,094
	Sydbank A/S	123,358	4,090
	Tryg A/S	196,618	3,762
*	William Demant Holding A/S	200,372	3,752
	NKT Holding A/S	45,870	3,546
	SimCorp A/S	58,599	3,003
	Dfds A/S	54,040	2,643
	Royal Unibrew A/S	69,655	2,643
*	Topdanmark A/S	92,107	2,424
*,^ Bavarian Nordic A/S		52,424	2,067
	Rockwool International A/S Class B	11,539	2,059
^	Ambu A/S Class B	42,702	1,827
*,2 Scandinavian Tobacco Group A/S		102,842	1,767
	Spar Nord Bank A/S	146,664	1,713
	Schouw & Co. AB	21,022	1,587
	ALK-Abello A/S	9,934	1,465
	Alm Brand A/S	114,802	901
*,^ Bang & Olufsen A/S		61,177	894

	Matas A/S	59,617	869
*,^ D/S Norden A/S		43,422	772
	Solar A/S Class B	10,978	593
			422,234
Finland (1.7%)
	Nokia Oyj	10,120,499	45,443
	Sampo Oyj Class A	833,347	38,591
	Kone Oyj Class B	672,712	30,414
	UPM-Kymmene Oyj	945,438	21,443
	Wartsila OYJ Abp	277,015	13,912
	Fortum Oyj	788,868	12,586
	Stora Enso Oyj	1,024,976	11,632
	Elisa Oyj	282,457	9,518
	Nokian Renkaat Oyj	239,183	8,973
	Orion Oyj Class B	179,446	8,353
	Neste Oyj	229,339	7,979
	Metso Oyj	237,067	7,288
	Huhtamaki Oyj	182,742	6,709
	Kesko Oyj Class B	120,655	6,105
	Amer Sports Oyj	207,767	5,505
	Konecranes Oyj	103,731	4,077
	Valmet Oyj	241,633	3,820
	Tieto Oyj	132,652	3,671
	Cargotec Oyj Class B	74,679	3,581
*	Outokumpu Oyj	367,535	3,289
	Metsa Board Oyj	402,207	2,747
	Sponda Oyj	444,451	2,020
*	Outotec Oyj	326,066	1,855
	YIT Oyj	228,429	1,813
^	Caverion Corp.	214,609	1,721
	Kemira Oyj	134,586	1,686
	Citycon Oyj	667,844	1,660
	Uponor Oyj	91,711	1,655
	Sanoma Oyj	145,649	1,325
	Cramo Oyj	43,591	1,087
	Oriola-KD Oyj	212,187	1,003
	Ramirent Oyj	113,857	849
	Raisio Oyj	207,306	779
*	Finnair Oyj	120,744	527
	F-Secure Oyj	117,927	412
*,^ Stockmann OYJ Abp Class B		51,685	395
			274,423
France (14.4%)
	TOTAL SA	3,854,874	195,039
	Sanofi	1,975,942	158,820
	BNP Paribas SA	1,729,836	110,661
	LVMH Moet Hennessy Louis Vuitton SE	443,560	89,388
	AXA SA	3,411,030	83,834
	Schneider Electric SE	960,527	68,730
	Airbus SE	968,832	65,673
	Societe Generale SA	1,297,249	63,420
	Danone SA	1,006,221	63,079
	Vinci SA	826,606	57,943
	Orange SA	3,379,710	52,468
	Pernod Ricard SA	376,364	44,025
	L'Oreal SA Loyalty Line	232,325	42,241

Essilor International SA	358,701	42,082
Cie de Saint-Gobain	842,362	41,390
Unibail-Rodamco SE	174,781	40,279
Air Liquide SA	343,886	37,127
Air Liquide SA-PRIM	337,631	36,452
Safran SA	522,988	35,452
L'Oreal SA	194,247	35,318
Vivendi SA	1,916,357	35,139
Cie Generale des Etablissements Michelin	320,020	34,381
Engie SA	2,764,979	33,104
^ Kering	131,816	31,378
Renault SA	305,674	27,524
Legrand SA	471,668	27,395
* TechnipFMC plc	819,962	26,873
* Valeo SA	418,832	25,599
Publicis Groupe SA	363,414	24,966
Carrefour SA	1,005,553	24,599
Capgemini SA	282,641	23,012
Credit Agricole SA	1,487,005	19,735
Christian Dior SE	91,869	19,721
Hermes International	42,351	18,405
Thales SA	186,004	17,450
^ Sodexo SA	157,711	17,440
Dassault Systemes SE	224,345	17,367
Atos SE	160,948	17,124
Veolia Environnement SA	866,335	14,757
STMicroelectronics NV	1,100,327	14,522
Klepierre	363,765	13,813
* Peugeot SA	694,741	12,930
Accor SA	308,849	12,516
Bouygues SA	343,536	12,483
Arkema SA	126,237	12,467
SES SA Class A	633,249	12,313
^ Zodiac Aerospace	359,094	10,914
Teleperformance	101,074	10,820
Natixis SA	1,666,984	9,878
Eiffage SA	133,814	9,620
SCOR SE	277,590	9,395
Rexel SA	530,902	9,259
Gecina SA	70,658	9,112
Suez	597,082	9,044
Iliad SA	41,927	8,966
Bureau Veritas SA	457,215	8,954
Edenred	410,327	8,946
Ingenico Group SA	97,312	8,206
* Alstom SA	271,930	7,716
Groupe Eurotunnel SE	820,960	7,637
Eurofins Scientific SE	16,738	7,515
Bollore SA	1,722,019	6,887
Credit Agricole SA Loyalty Line	497,173	6,598
Wendel SA	52,457	6,208
Societe BIC SA	47,201	6,172
Orpea	75,258	6,132
SEB SA	48,146	6,055
Faurecia	132,013	5,736
Aeroports de Paris	51,617	5,728
Fonciere Des Regions	67,937	5,663

	Rubis SCA	66,008	5,557
2	Euronext NV	125,262	5,542
	Casino Guichard Perrachon SA	101,478	5,472
	Imerys SA	67,807	5,445
	CNP Assurances	287,816	5,409
	Eutelsat Communications SA	312,506	5,330
2	Elior Group	234,666	5,250
	Lagardere SCA	206,455	5,180
*	SFR Group SA	164,563	4,782
	Ipsen SA	61,139	4,738
	ICADE	64,055	4,541
	Eurazeo SA	71,658	4,413
*	Ubisoft Entertainment SA	131,563	4,326
	JCDecaux SA	132,605	4,245
	BioMerieux	25,515	4,036
*,2 Amundi SA		72,997	4,003
^	Electricite de France SA	400,115	3,944
	Remy Cointreau SA	42,324	3,848
	Nexity SA	76,422	3,754
*,^ Vallourec SA		526,557	3,742
	Cie Plastic Omnium SA	102,935	3,492
*	Nexans SA	59,238	3,438
	Altran Technologies SA	206,118	3,050
	Alten SA	39,566	2,946
	Technicolor SA	656,344	2,814
	Havas SA	294,231	2,646
	Sopra Steria Group	22,645	2,626
	Elis SA	144,012	2,579
	Euler Hermes Group	28,233	2,549
*	Sartorius Stedim Biotech	42,113	2,548
*	DBV Technologies SA	36,898	2,523
	SPIE SA	104,655	2,374
	Metropole Television SA	118,576	2,331
^	Television Francaise 1	183,103	2,017
^	Neopost SA	60,749	2,008
	Korian SA	68,866	1,974
	IPSOS	58,673	1,945
*,2 Worldline SA		70,594	1,904
	Tarkett SA	44,824	1,738
	Vicat SA	27,854	1,692
	Trigano SA	18,068	1,621
*	Groupe Fnac SA	24,625	1,594
	Mercialys SA	76,263	1,493
*	Virbac SA	7,625	1,407
*,^ Air France-KLM		263,462	1,392
	Gaztransport Et Technigaz SA	33,587	1,386
*,2 Europcar Groupe SA		127,079	1,345
	Electricite de France SA Loyalty Line	122,442	1,207
*	Genfit	51,769	1,145
	Coface SA	151,726	981
*	Eramet	16,877	971
*	Etablissements Maurel et Prom	201,755	924
	Rallye SA	41,032	911
	FFP	10,444	911
	Boiron SA	9,262	857
	Vilmorin & Cie SA	12,093	811
	Guerbet	9,331	807

	Beneteau SA	63,358	781
	Derichebourg SA	147,311	679
	Assystem	20,994	666
	Bonduelle SCA	25,794	666
	Albioma SA	33,290	568
	Interparfums SA	18,716	568
	Jacquet Metal Service	24,187	552
^	Bourbon Corp.	45,936	552
	Mersen SA	20,538	504
	GL Events	21,932	430
	Direct Energie	10,921	393
	Manitou BF SA	16,467	376
*,^ Parrot SA		36,713	344
*,^ CGG SA		31,316	315
	Haulotte Group SA	17,128	278
*	Esso SA Francaise	5,970	268
*	Stallergenes Greer plc	5,371	189
	Union Financiere de France BQE SA	6,570	175
*	Elis SA Rights Exp. 02/03/2017	145,284	149
*	Euro Disney SCA	42,554	57
	Faiveley Transport SA	25	3
			2,272,622
Germany (14.4%)
*	Siemens AG	1,346,424	174,172
	Bayer AG	1,464,969	162,728
	BASF SE	1,634,655	157,800
	SAP SE	1,582,469	144,718
	Daimler AG	1,824,343	137,204
	Allianz SE	806,263	137,037
	Deutsche Telekom AG	5,696,302	99,726
	Deutsche Post AG	1,682,214	56,464
	Fresenius SE & Co. KGaA	707,309	55,980
	adidas AG	354,121	55,882
	Linde AG	327,672	53,288
	Bayerische Motoren Werke AG	575,436	52,543
	Volkswagen AG Preference Shares	325,035	50,756
*	Deutsche Bank AG	2,439,973	48,729
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252,874	47,618
	Henkel AG & Co. KGaA Preference Shares	307,286	37,512
	Continental AG	191,285	37,447
	Infineon Technologies AG	1,983,023	36,490
*	Deutsche Boerse AG	336,993	31,096
	Fresenius Medical Care AG & Co. KGaA	379,353	30,965
	Vonovia SE	827,078	27,098
	E.ON SE	3,328,332	25,639
	Merck KGaA	229,475	25,319
	HeidelbergCement AG (XETR)	257,668	24,892
	Henkel AG & Co. KGaA	207,400	21,885
	Deutsche Wohnen AG	596,284	19,449
	thyssenkrupp AG	754,734	19,120
	ProSiebenSat.1 Media SE	405,533	17,252
	Porsche Automobil Holding SE Preference Shares	272,074	16,366
	Commerzbank AG	1,846,173	16,057
	Brenntag AG	273,664	15,921
	Beiersdorf AG	176,818	15,687
	GEA Group AG	315,706	13,082
	Symrise AG	215,463	12,974

	Hannover Rueck SE	107,567	11,849
	LANXESS AG	161,771	11,772
*	QIAGEN NV	399,845	11,636
*	RWE AG	865,102	11,519
	MTU Aero Engines AG	90,485	10,839
	METRO AG	292,551	10,011
^	Wirecard AG	202,493	9,832
	Evonik Industries AG	271,359	8,809
	LEG Immobilien AG	111,495	8,770
	OSRAM Licht AG	149,751	8,693
	United Internet AG	206,677	8,661
	K&S AG	338,137	8,590
	Volkswagen AG	51,944	8,321
*,2 Covestro AG		110,547	8,319
*,2 Innogy SE		229,794	7,860
*,2 Zalando SE		188,046	7,437
	HUGO BOSS AG	114,334	7,346
	Bayerische Motoren Werke AG Preference Shares	97,335	7,312
	KION Group AG	116,714	7,113
	MAN SE	61,868	6,414
*	Dialog Semiconductor plc	126,284	5,876
	Freenet AG	192,064	5,774
	Rheinmetall AG	74,435	5,712
	STADA Arzneimittel AG	110,882	5,711
	Fuchs Petrolub SE Preference Shares	124,487	5,701
	TUI AG-DI	383,129	5,623
	Deutsche Lufthansa AG	407,413	5,443
	RTL Group SA	69,603	5,318
*	Uniper SE	359,508	5,122
	Telefonica Deutschland Holding AG	1,211,856	5,069
	HOCHTIEF AG	35,165	5,013
	Aurubis AG	80,575	4,747
	Gerresheimer AG	55,449	4,521
	Sartorius AG Preference Shares	61,267	4,312
	Axel Springer SE	80,619	4,249
	Aareal Bank AG	105,392	4,089
	Fraport AG Frankfurt Airport Services Worldwide	66,973	4,008
	Suedzucker AG	141,322	3,739
	TAG Immobilien AG	253,970	3,434
^	Drillisch AG	73,069	3,389
	Deutsche EuroShop AG	79,464	3,303
	Hella KGaA Hueck & Co.	79,932	3,267
	Software AG	90,233	3,255
	Rational AG	7,127	3,236
	Wacker Chemie AG	26,458	3,198
	Fielmann AG	45,719	3,196
	alstria office REIT-AG	230,054	2,878
	Krones AG	26,407	2,699
	Jungheinrich AG Preference Shares	87,520	2,697
	Salzgitter AG	68,997	2,648
*	MorphoSys AG	50,222	2,616
	Norma Group SE	56,266	2,511
*,^ Bilfinger SE		59,489	2,472
	FUCHS PETROLUB SE	57,522	2,428
	Leoni AG	60,067	2,412
*,^ Nordex SE		113,844	2,406
	Talanx AG	67,531	2,324

^	Stroeer SE & Co. KGaA	46,081	2,270
	Duerr AG	25,238	2,189
*	Kloeckner & Co. SE	160,834	2,100
*	Schaeffler AG Preference Shares	129,162	2,095
	GRENKE AG	12,350	2,068
	Bechtle AG	20,174	2,049
	TLG Immobilien AG	103,585	1,969
	CTS Eventim AG & Co. KGaA	55,794	1,940
	Indus Holding AG	33,093	1,891
	Pfeiffer Vacuum Technology AG	17,024	1,852
2	ADO Properties SA	51,636	1,843
2	Deutsche Pfandbriefbank AG	179,998	1,835
	RHOEN-KLINIKUM AG	65,511	1,796
	Nemetschek SE	32,388	1,658
	DMG Mori AG	33,801	1,634
	CompuGroup Medical SE	39,868	1,569
*,2 Tele Columbus AG		180,694	1,546
*	zooplus AG	10,773	1,534
	Puma SE	4,631	1,410
	Sixt SE Preference Shares	31,696	1,302
*	Vossloh AG	19,515	1,257
*	PATRIZIA Immobilien AG	77,576	1,248
	Sixt SE	23,681	1,233
*	BRAAS Monier Building Group SA	45,146	1,233
*	SGL Carbon SE	141,370	1,232
	Jenoptik AG	63,996	1,228
	Takkt AG	54,365	1,215
	Deutz AG	176,692	1,176
	KWS Saat SE	3,719	1,167
	Draegerwerk AG & Co. KGaA Preference Shares	13,188	1,160
	Carl Zeiss Meditec AG	29,810	1,114
*	Heidelberger Druckmaschinen AG	408,105	1,071
	XING AG	5,240	1,026
*,2 Hapag-Lloyd AG		31,597	977
^	ElringKlinger AG	54,922	975
	Diebold Nixdorf AG	12,963	924
*	HeidelbergCement AG (MTAA)	8,655	843
^	BayWa AG	24,647	837
	DIC Asset AG	81,773	809
	Bertrandt AG	7,756	774
*	Wuestenrot & Wuerttembergische AG	37,071	752
	Hamburger Hafen und Logistik AG	36,413	742
	Deutsche Beteiligungs AG	19,285	694
	Wacker Neuson SE	38,086	626
	comdirect bank AG	57,063	600
	Gerry Weber International AG	48,792	569
*	AIXTRON SE	146,146	540
	Biotest AG Preference Shares	30,545	529
^	SMA Solar Technology AG	19,375	499
	Hornbach Baumarkt AG	15,377	475
*	H&R GmbH & Co. KGaA	28,131	471
	Draegerwerk AG & Co. KGaA	6,552	464
	RWE AG Preference Shares	44,958	453
	CropEnergies AG	46,603	311
	Biotest AG	13,549	257
			2,270,426

Ireland (0.4%)
	Kerry Group plc Class A	259,153	18,222
*	Bank of Ireland	48,797,939	13,110
	Kingspan Group plc	317,090	9,240
*	Ryanair Holdings plc ADR	75,386	6,307
	Glanbia plc	308,802	5,216
	C&C Group plc	544,806	2,327
	Green REIT plc	1,198,171	1,683
	Hibernia REIT plc	1,207,476	1,588
	Origin Enterprises plc	220,958	1,515
	Irish Continental Group plc	284,557	1,449
*	Permanent TSB Group Holdings plc	232,610	685
*,^ Irish Bank Resolution Corp. Ltd.		2,503,596	—
			61,342
Italy (3.7%)
	Eni SPA	4,366,065	67,132
	Enel SPA	13,481,945	56,363
	Intesa Sanpaolo SPA (Registered)	21,302,612	50,037
	Assicurazioni Generali SPA	2,233,343	35,638
*,^ UniCredit SPA		1,028,000	28,061
	Atlantia SPA	948,535	21,617
*	Fiat Chrysler Automobiles NV	1,900,694	20,812
*	Telecom Italia SPA (Registered)	19,991,009	17,191
	Snam SPA	4,334,541	16,498
	Luxottica Group SPA	280,433	15,057
	Tenaris SA	833,858	14,607
	Ferrari NV	234,005	14,587
	CNH Industrial NV	1,629,788	14,479
	Terna Rete Elettrica Nazionale SPA	2,521,923	11,061
	Prysmian SPA	379,978	9,884
*	EXOR NV	201,106	9,176
*	Leonardo SPA	672,798	8,668
	Mediobanca SPA	980,776	8,445
*,^ Banco BPM SPA		2,716,077	7,711
	Telecom Italia SPA (Bearer)	10,722,634	7,656
	Moncler SPA	283,939	5,457
^	Unione di Banche Italiane SPA	1,520,055	5,301
*	Saipem SPA	10,277,679	5,277
2	Poste Italiane SPA	820,969	5,166
	Recordati SPA	179,759	5,119
^	Mediaset SPA	1,161,206	4,975
	Davide Campari-Milano SPA	495,010	4,965
	BPER Banca	832,154	4,733
	FinecoBank Banca Fineco SPA	690,837	4,115
	UnipolSai SPA	1,896,939	3,956
	Intesa Sanpaolo SPA	1,658,400	3,669
	A2A SPA	2,740,417	3,660
	Azimut Holding SPA	201,541	3,627
	Banca Mediolanum SPA	446,636	3,426
*	Italgas SPA	892,586	3,392
	Unipol Gruppo Finanziario SPA	887,998	3,284
^	Buzzi Unicem SPA	127,357	3,140
	Brembo SPA	48,282	3,094
	Hera SPA	1,285,551	3,002
^	Salvatore Ferragamo SPA	113,151	2,993
	Banca Popolare di Sondrio SCPA	816,700	2,896
	Interpump Group SPA	147,865	2,779

	Cerved Information Solutions SPA	338,228	2,768
*	Yoox Net-A-Porter Group SPA	104,032	2,610
	DiaSorin SPA	43,073	2,572
	Banca Generali SPA	99,652	2,542
	De' Longhi SPA	101,534	2,536
2	Anima Holding SPA	403,013	2,403
	Ansaldo STS SPA	184,826	2,334
2	Infrastrutture Wireless Italiane SPA	421,530	1,998
	Autogrill SPA	222,983	1,961
	Societa Cattolica di Assicurazioni SCRL	301,476	1,886
	Parmalat SPA	566,618	1,829
	Industria Macchine Automatiche SPA	26,889	1,782
^	Tod's SPA	24,373	1,760
*	Ei Towers SPA	30,529	1,689
*,2 Enav SPA		459,019	1,608
	Iren SPA	886,941	1,443
	Amplifon SPA	137,527	1,396
	Saras SPA	806,560	1,249
2	OVS SPA	220,872	1,233
	MARR SPA	57,069	1,109
	Danieli & C Officine Meccaniche SPA-RSP	69,074	1,106
	Brunello Cucinelli SPA	48,241	1,092
	Beni Stabili SpA SIIQ	1,910,526	1,075
	ACEA SPA	86,029	1,053
	Banca IFIS SPA	38,145	1,035
	Buzzi Unicem SPA-RSP	76,287	1,013
	Societa Iniziative Autostradali e Servizi SPA	120,775	983
^	Credito Valtellinese SC	1,815,719	953
	ERG SPA	84,295	936
	Reply SPA	6,823	876
	Salini Impregilo SPA	274,702	858
	Credito Emiliano SPA	128,945	838
	Datalogic SPA	37,613	773
*,^ Banca Monte dei Paschi di Siena SPA		47,128	767
	Italmobiliare SPA	15,489	766
2	RAI Way SPA	185,936	736
	ASTM SPA	57,886	656
	CIR-Compagnie Industriali Riunite SPA	560,182	650
*,^ Fincantieri SPA		972,674	578
^	Piaggio & C SPA	342,710	570
*,^ Banca Carige SPA		1,313,912	532
	Immobiliare Grande Distribuzione SIIQ SPA	702,597	528
	Danieli & C Officine Meccaniche SPA	23,099	496
*,^ Safilo Group SPA		62,173	461
	Cairo Communication SPA	115,084	444
*,^ Arnoldo Mondadori Editore SPA		285,378	415
	Astaldi SPA	63,339	413
	Esprinet SPA	53,275	395
	Cementir Holding SPA	90,352	387
*	Gruppo Editoriale L'Espresso SPA	384,610	327
	Cofide SPA	734,900	318
^	Geox SPA	146,782	317
*,^ Juventus Football Club SPA		936,139	315
	DeA Capital SPA	216,354	284
	Zignago Vetro SPA	40,411	248
*,^ Rizzoli Corriere Della Sera Mediagroup SPA		232,091	201
			584,809

Netherlands (4.6%)
	Unilever NV	2,756,927	111,827
	ING Groep NV	6,840,585	98,272
	ASML Holding NV	568,409	69,019
	Koninklijke Philips NV	1,642,146	48,185
*	Koninklijke Ahold Delhaize NV	2,239,417	47,708
	Akzo Nobel NV	445,359	30,225
	Heineken NV	383,422	28,676
	RELX NV (XAMS)	1,613,673	27,256
*	ArcelorMittal	3,260,869	25,427
	NN Group NV	581,122	20,581
	Koninklijke DSM NV	312,848	19,944
	Wolters Kluwer NV	518,292	19,820
	Aegon NV	3,078,375	16,733
	Koninklijke KPN NV	5,507,322	15,867
*,^ Altice NV Class A		663,449	14,565
	Heineken Holding NV	172,841	12,142
2	ABN AMRO Group NV	502,912	11,830
	Randstad Holding NV	195,215	11,358
	Gemalto NV	145,340	8,447
	Aalberts Industries NV	172,069	6,040
	Boskalis Westminster	144,274	5,338
	SBM Offshore NV	322,321	5,243
	Koninklijke Vopak NV	118,456	5,088
*	Altice NV Class B	211,070	4,658
	Delta Lloyd NV	806,828	4,645
*	Galapagos NV	66,505	4,334
	ASM International NV	86,001	4,240
	IMCD Group NV	93,387	4,194
	APERAM SA	82,502	3,902
*	ASR Nederland NV	128,088	3,517
*	PostNL NV	795,260	3,490
^	Wereldhave NV	72,436	3,175
	TKH Group NV	74,097	3,003
	Eurocommercial Properties NV	79,317	2,945
*,^ OCI NV		149,475	2,821
	Corbion NV	101,956	2,611
2	GrandVision NV	91,703	2,187
	BE Semiconductor Industries NV	57,649	2,082
*	Fugro NV	130,766	2,063
*,2 Philips Lighting NV		78,420	2,019
*	TomTom NV	216,334	1,983
2	Flow Traders	53,502	1,870
	Koninklijke BAM Groep NV	382,224	1,803
	Arcadis NV	120,665	1,641
2	Refresco Group NV	91,354	1,380
	Wessanen	89,055	1,264
	Vastned Retail NV	33,853	1,248
	NSI NV	245,907	999
	Accell Group	41,978	985
*,2 Basic-Fit NV		44,303	771
	Brunel International NV	38,161	670
	BinckBank NV	93,076	533
			730,624
Norway (1.3%)
	DNB ASA	1,906,346	31,803
	Statoil ASA	1,696,296	31,631

Telenor ASA	1,232,204	19,533
Norsk Hydro ASA	2,388,597	13,625
Yara International ASA	311,449	13,132
Orkla ASA	1,384,931	12,921
Marine Harvest ASA	666,187	11,762
*	Subsea 7 SA	489,353	6,659
Gjensidige Forsikring ASA	300,397	5,170
*	Storebrand ASA	794,157	4,843
TGS Nopec Geophysical Co. ASA	180,222	4,327
Schibsted ASA Class B	158,092	3,936
Schibsted ASA Class A	146,199	3,866
Aker BP ASA	179,721	3,270
Tomra Systems ASA	264,302	2,893
Salmar ASA	90,787	2,570
Leroy Seafood Group ASA	44,971	2,504
Bakkafrost P/F	55,917	2,149
2	XXL ASA	176,831	2,037
SpareBank 1 SR-Bank ASA	272,090	2,023
Veidekke ASA	127,004	1,887
SpareBank 1 SMN	224,998	1,883
*,^ Petroleum Geo-Services ASA	548,604	1,823
2	Entra ASA	166,679	1,798
Aker ASA	42,307	1,754
Atea ASA	170,624	1,661
Kongsberg Gruppen ASA	90,174	1,488
*,2 Aker Solutions ASA	249,858	1,347
*,^ Seadrill Ltd.	638,669	1,251
*,^ DNO ASA	1,142,144	1,195
Austevoll Seafood ASA	127,688	1,181
*,^ Nordic Semiconductor ASA	270,617	1,140
^	Opera Software ASA	192,956	868
Hoegh LNG Holdings Ltd.	73,174	814
*,^ Norwegian Air Shuttle ASA	21,073	688
^,2 BW LPG Ltd.	124,498	635
*,^ REC Silicon ASA	3,803,657	595
Ocean Yield ASA	75,805	575
Stolt-Nielsen Ltd.	34,424	520
*	Wilh Wilhelmsen ASA	103,093	506
*,^ Akastor ASA	263,840	473
Norwegian Property ASA	308,917	371
205,107
Other (0.0%)3
Diebold Nixdorf Inc.	26,549	722

Portugal (0.3%)
Galp Energia SGPS SA	915,158	13,484
EDP - Energias de Portugal SA	4,087,089	11,886
Jeronimo Martins SGPS SA	434,258	7,350
*	Banco Comercial Portugues SA Rights Exp. 02/02/2017	16,020,945	2,705
NOS SGPS SA	398,868	2,246
EDP Renovaveis SA	346,530	2,226
Navigator Co. SA	435,934	1,588
*	Sonae SGPS SA	1,718,953	1,480
CTT-Correios de Portugal SA	256,005	1,428
REN - Redes Energeticas Nacionais SGPS SA	501,538	1,381
*	Banco BPI SA	638,456	782
Semapa-Sociedade de Investimento e Gestao	44,815	636

	Altri SGPS SA	135,891	596
^	Mota-Engil SGPS SA	156,825	273
	Sonaecom SGPS SA	78,110	230
^	Banco Comercial Portugues SA	1,000,134	169
*	Banco Espirito Santo SA	8,371,877	10
			48,470
Spain (4.9%)
	Banco Santander SA	25,514,089	142,545
	Banco Bilbao Vizcaya Argentaria SA	11,554,145	78,575
	Telefonica SA	7,512,240	72,682
	Iberdrola SA	10,227,467	64,598
	Industria de Diseno Textil SA	1,877,256	62,092
^	Amadeus IT Group SA	733,894	33,951
*,^ Repsol SA		1,996,398	29,590
	CaixaBank SA	5,723,112	20,978
^	Abertis Infraestructuras SA	1,215,752	17,421
2	Aena SA	114,336	16,628
*	Ferrovial SA	863,602	15,677
	Banco de Sabadell SA	9,233,672	13,940
	Red Electrica Corp. SA	769,210	13,755
	Grifols SA	588,145	12,626
	Endesa SA	566,167	11,676
	Gas Natural SDG SA	542,974	10,474
	Bankinter SA	1,231,640	9,914
	Enagas SA	402,455	9,884
*	ACS Actividades de Construccion y Servicios SA	302,618	9,327
	Bankia SA	8,190,055	8,658
	Gamesa Corp. Tecnologica SA	400,263	8,417
	Grifols SA Preference Shares	455,695	7,781
	Merlin Properties Socimi SA	577,970	6,474
	Distribuidora Internacional de Alimentacion SA	1,105,149	5,849
*,^ Banco Popular Espanol SA		5,421,368	5,614
	Mapfre SA	1,778,398	5,392
^	Bolsas y Mercados Espanoles SHMSF SA	141,270	4,460
	Viscofan SA	82,245	4,182
	Mediaset Espana Comunicacion SA	323,329	3,957
	Acciona SA	46,138	3,579
2	Cellnex Telecom SA	250,552	3,568
*	Acerinox SA	253,036	3,480
	Ebro Foods SA	154,218	3,183
*	Inmobiliaria Colonial SA	419,804	3,086
	Zardoya Otis SA	328,210	2,770
	Melia Hotels International SA	210,617	2,709
	Applus Services SA	233,478	2,669
	Grupo Catalana Occidente SA	81,691	2,663
	Prosegur Cia de Seguridad SA	370,451	2,335
*	Indra Sistemas SA	206,257	2,272
	Tecnicas Reunidas SA	56,640	2,249
	Hispania Activos Inmobiliarios SOCIMI SA	163,049	2,015
	Almirall SA	106,578	1,718
*	NH Hotel Group SA	378,937	1,677
^,2 Euskaltel SA		179,183	1,654
	Faes Farma SA	443,490	1,644
	Vidrala SA	29,031	1,582
	CIE Automotive SA	83,908	1,561
	Cia de Distribucion Integral Logista Holdings SA	63,019	1,523
	Axiare Patrimonio SOCIMI SA	102,645	1,497

	Corp Financiera Alba SA	30,264	1,416
*	Construcciones y Auxiliar de Ferrocarriles SA	33,160	1,347
*,^ Codere SA		1,459,350	1,307
*	Sacyr SA	486,578	1,267
	Atresmedia Corp. de Medios de Comunicacion SA	91,165	1,038
*	Fomento de Construcciones y Contratas SA	121,905	1,016
*,^ Pharma Mar SA		302,813	989
^	Obrascon Huarte Lain SA	242,556	824
	Papeles y Cartones de Europa SA	95,622	577
*	Promotora de Informaciones SA	98,830	561
	Ence Energia y Celulosa SA	176,045	470
*,^ Liberbank SA		415,396	461
			767,824
Sweden (5.1%)
	Nordea Bank AB	5,622,248	67,873
	Hennes & Mauritz AB Class B	1,681,398	48,108
	Swedbank AB Class A	1,867,755	47,226
	Svenska Handelsbanken AB Class A	2,594,744	38,736
	Atlas Copco AB Class A	1,096,468	35,166
	Volvo AB Class B	2,737,049	35,028
	Investor AB Class B	801,287	31,984
	Svenska Cellulosa AB SCA Class B	1,057,010	31,807
	Assa Abloy AB Class B	1,661,719	31,444
	Telefonaktiebolaget LM Ericsson Class B	5,276,650	31,229
	Skandinaviska Enskilda Banken AB Class A	2,549,235	28,635
	Sandvik AB	1,910,333	25,787
	Atlas Copco AB Class B	692,818	20,093
	Telia Co. AB	4,596,054	18,644
	Hexagon AB Class B	455,083	18,002
	Skanska AB Class B	639,625	15,639
	Boliden AB	485,301	14,157
	SKF AB	669,964	13,481
	Swedish Match AB	328,233	10,686
	Electrolux AB Class B	393,869	10,473
	Alfa Laval AB	551,325	10,308
*	Kinnevik AB	359,262	9,223
	Trelleborg AB Class B	429,783	8,916
	Securitas AB Class B	538,714	8,578
	Industrivarden AB Class A	375,531	7,748
*	Lundin Petroleum AB	309,498	6,679
	Castellum AB	474,664	6,539
^	ICA Gruppen AB	176,878	5,780
	Industrivarden AB	293,878	5,695
^	Elekta AB Class B	626,765	5,671
	Husqvarna AB	656,723	5,500
	Tele2 AB	619,866	5,465
	Getinge AB	323,870	5,232
	BillerudKorsnas AB	273,666	4,559
	Intrum Justitia AB	130,585	4,396
	Hexpol AB	446,472	4,324
*,2 Dometic Group AB		528,131	4,155
	Fabege AB	238,848	4,067
*,^ Nibe Industrier AB Class B		475,077	3,918
	Loomis AB Class B	127,784	3,740
	NCC AB Class B	149,798	3,684
*,^ Swedish Orphan Biovitrum AB		283,490	3,628
*	Fastighets AB Balder Class B	164,152	3,360

	Indutrade AB	162,914	3,306
*	SSAB AB Class B	959,263	3,234
	Hufvudstaden AB Class A	197,402	3,145
	Holmen AB	84,872	3,105
	Axfood AB	188,621	3,101
	AAK AB	46,358	3,079
	Saab AB Class B	74,508	3,043
	Modern Times Group MTG AB Class B	98,035	3,022
2	Thule Group AB	182,003	2,953
	L E Lundbergforetagen AB Class B	45,887	2,952
^	Fingerprint Cards AB Class B	450,578	2,742
	Wallenstam AB	346,325	2,718
*	NetEnt AB	331,716	2,662
	Sweco AB Class B	117,714	2,598
	JM AB	85,181	2,569
	Com Hem Holding AB	234,476	2,460
	Peab AB	288,784	2,366
	Lifco AB Class B	82,130	2,348
	Wihlborgs Fastigheter AB	121,159	2,313
	Avanza Bank Holding AB	50,292	2,303
*	Bonava AB B ORD	149,086	2,295
*,2 Attendo AB		231,062	2,155
^	Investment AB Latour Class B	54,025	2,072
	AF AB	97,216	1,942
	Ratos AB	350,211	1,888
	Bilia AB	76,419	1,836
*	Betsson AB	212,862	1,832
	Kungsleden AB	281,922	1,817
2	Bravida Holding AB	251,070	1,660
*,^ SSAB AB Class A		392,545	1,614
	Pandox AB	97,488	1,561
	Hemfosa Fastigheter AB	165,249	1,529
	Oriflame Holding AG	45,095	1,369
*	Cloetta AB Class B	395,709	1,335
	Atrium Ljungberg AB	82,345	1,280
	Melker Schorling AB	18,346	1,145
	Nobia AB	127,337	1,145
*	Vitrolife AB	24,244	1,127
	Haldex AB	77,373	1,053
	Bure Equity AB	89,087	1,005
*,2 Resurs Holding AB		144,221	997
	Klovern AB	914,147	963
	Concentric AB	70,419	948
	Lindab International AB	103,715	902
*	Investment AB Oresund	51,683	895
	Svenska Handelsbanken AB Class B	56,281	841
	SAS AB Preference Shares	13,492	833
	Rezidor Hotel Group AB	184,202	745
	SkiStar AB	39,583	697
	Clas Ohlson AB	42,466	670
	Klovern AB Preference Shares	21,415	670
*,^ Collector AB		50,994	610
	Mekonomen AB	27,837	595
	SKF AB Class A	28,226	567
	Nordnet AB	129,142	561
*	SAS AB	268,120	434
	Fastighets AB Balder Preference Shares	10,918	393

Hemfosa Fastigheter AB Preference Shares	21,058	368
Ratos AB Preference Shares	1,612	342
Sagax AB Preference Shares	98,641	338
NCC AB Class A	8,944	221
* Bonava AB A ORD	9,328	143
		806,775
Switzerland (13.6%)
Nestle SA	5,462,043	400,174
Novartis AG	4,186,023	309,044
Roche Holding AG	1,269,209	300,737
UBS Group AG	6,259,614	101,727
ABB Ltd.	3,389,810	80,782
Zurich Insurance Group AG	263,834	75,977
Cie Financiere Richemont SA	905,680	70,534
Syngenta AG	162,477	69,055
Credit Suisse Group AG	3,684,485	56,244
Swiss Re AG	578,693	54,078
Actelion Ltd.	168,730	44,054
Givaudan SA	16,362	29,498
Geberit AG	65,605	28,039
LafargeHolcim Ltd. (XVTX)	442,863	23,845
LafargeHolcim Ltd. (XPAR)	415,132	22,179
Adecco Group AG	281,334	20,131
Partners Group Holding AG	38,993	19,706
Sika AG	3,733	19,618
SGS SA	9,020	19,139
Swatch Group AG (Bearer)	53,916	19,108
Julius Baer Group Ltd.	386,372	18,164
Swisscom AG	40,328	17,791
Swiss Life Holding AG	56,668	17,204
Lonza Group AG	92,264	16,951
Schindler Holding AG	71,553	13,639
Kuehne & Nagel International AG	89,507	12,247
Chocoladefabriken Lindt & Spruengli AG (Regular Shares)	186	12,064
* Dufry AG	84,185	12,018
Sonova Holding AG	89,960	11,911
Baloise Holding AG	82,666	10,644
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)	1,755	9,741
Swiss Prime Site AG	115,158	9,593
Clariant AG	487,822	9,142
Galenica AG	7,239	7,937
Temenos Group AG	103,735	7,543
Straumann Holding AG	18,675	7,537
Logitech International SA	249,311	7,140
Schindler Holding AG (Registered)	36,205	6,820
EMS-Chemie Holding AG	12,719	6,566
PSP Swiss Property AG	71,202	6,407
Georg Fischer AG	7,321	6,034
Helvetia Holding AG	10,636	6,019
Swatch Group AG (Registered)	84,506	5,904
Roche Holding AG (Bearer)	22,133	5,334
* Flughafen Zuerich AG	27,050	5,320
^ BB Biotech AG	96,592	5,286
* CS Real Estate Fund LivingPlus	34,749	4,987
dormakaba Holding AG	5,465	4,243
Barry Callebaut AG	3,338	4,130
Aryzta AG	149,036	4,105

2	Sunrise Communications Group AG	58,688	3,978
	Cembra Money Bank AG	48,453	3,658
	ams AG	100,807	3,473
	Banque Cantonale Vaudoise	5,023	3,431
	OC Oerlikon Corp. AG	300,165	3,405
	DKSH Holding AG	45,897	3,393
	Pargesa Holding SA	49,886	3,323
	Bucher Industries AG	11,529	3,129
	Tecan Group AG	19,925	3,125
*,2 VAT Group AG		31,368	2,998
	Panalpina Welttransport Holding AG	23,721	2,933
	Valiant Holding AG	27,176	2,889
	Mobimo Holding AG	10,672	2,794
	Forbo Holding AG	1,998	2,755
	GAM Holding AG	268,416	2,739
	Belimo Holding AG	830	2,668
	Sulzer AG	23,293	2,636
	Allreal Holding AG	16,967	2,577
	SFS Group AG	28,521	2,509
	Emmi AG	3,637	2,280
	Autoneum Holding AG	8,271	2,163
	Implenia AG	25,637	1,919
	u-blox Holding AG	10,533	1,902
	Schweiter Technologies AG	1,587	1,790
	Huber & Suhner AG	26,255	1,636
	St. Galler Kantonalbank AG	4,030	1,631
	Burckhardt Compression Holding AG	5,414	1,598
	Rieter Holding AG	8,060	1,530
	Valora Holding AG	4,525	1,515
*	Arbonia AG	84,618	1,458
	COSMO Pharmaceuticals NV	8,510	1,447
	VZ Holding AG	4,669	1,406
*,^ Basilea Pharmaceutica AG		19,099	1,400
	Vontobel Holding AG	24,944	1,397
	Daetwyler Holding AG	9,144	1,395
	Conzzeta AG	1,552	1,245
	Kudelski SA	57,985	1,062
	Ascom Holding AG	61,780	1,036
	Ypsomed Holding AG	5,452	1,011
	Intershop Holding AG	1,934	979
*	Bell AG	2,280	960
	BKW AG	17,747	896
	Siegfried Holding AG	3,986	868
	LEM Holding SA	910	850
	EFG International AG	138,136	839
	Vetropack Holding AG	442	833
	APG SGA SA	1,816	827
*,^ Meyer Burger Technology AG		979,308	785
*	Schmolz & Bickenbach AG	912,440	610
^	Leonteq AG	15,887	579
	Bachem Holding AG	5,172	571
*	Zehnder Group AG	13,661	457
	Swissquote Group Holding SA	17,559	430
*	Alpiq Holding AG	4,393	369
	Plazza AG	1,622	365
*	Orascom Development Holding AG	23,200	117
			2,136,659

United Kingdom (29.8%)
HSBC Holdings plc	35,515,407	302,980
British American Tobacco plc	3,300,174	203,714
BP plc	33,837,995	202,099
Royal Dutch Shell plc Class B	6,631,366	187,300
Royal Dutch Shell plc Class A	6,605,393	179,150
GlaxoSmithKline plc	8,609,230	166,374
Diageo plc	4,461,986	123,945
AstraZeneca plc	2,235,939	118,660
Vodafone Group plc	47,038,428	115,223
Reckitt Benckiser Group plc	1,112,839	95,488
Rio Tinto plc	2,141,213	94,862
Lloyds Banking Group plc	113,350,261	92,970
Shire plc	1,594,346	88,767
Prudential plc	4,572,453	88,609
Unilever plc	2,135,325	86,493
* Glencore plc	20,649,961	85,526
Barclays plc	29,949,614	83,120
Imperial Brands plc	1,706,320	79,050
National Grid plc	6,676,713	78,206
BHP Billiton plc	3,741,053	68,229
BT Group plc	14,810,079	56,797
WPP plc	2,265,993	52,739
Compass Group plc	2,920,436	51,975
* Standard Chartered plc	4,753,809	46,551
Aviva plc	7,162,590	43,125
BAE Systems plc	5,596,272	41,103
* Anglo American plc	2,313,219	39,876
CRH plc (XDUB)	1,135,535	39,387
* Tesco plc	14,385,255	35,338
RELX NV (XLON)	1,941,051	34,842
SSE plc	1,800,834	33,853
Experian plc	1,699,550	32,822
Legal & General Group plc	10,517,561	31,192
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,133,679	30,711
Wolseley plc	448,435	27,772
Centrica plc	9,644,921	27,305
Rolls-Royce Holdings plc	2,939,706	24,760
Sky plc	1,863,549	23,545
Smith & Nephew plc	1,565,592	23,421
London Stock Exchange Group plc	570,816	22,853
Old Mutual plc	8,689,516	22,818
Associated British Foods plc	620,751	18,706
Ashtead Group plc	890,908	18,063
Land Securities Group plc	1,393,515	17,464
Carnival plc	323,898	17,328
ITV plc	6,625,041	17,000
Kingfisher plc	4,005,985	16,997
* Royal Bank of Scotland Group plc	5,820,821	16,307
Burberry Group plc	786,331	16,261
InterContinental Hotels Group plc	349,252	16,218
Whitbread plc	324,898	16,083
Bunzl plc	596,244	15,717
Standard Life plc	3,512,622	15,347
Paddy Power Betfair plc	144,945	15,251
3i Group plc	1,704,614	15,058
Sage Group plc	1,914,622	14,808

Mondi plc	650,045	14,367
Randgold Resources Ltd.	165,597	14,096
Johnson Matthey plc	341,282	13,999
United Utilities Group plc	1,204,859	13,953
British Land Co. plc	1,822,990	13,399
RSA Insurance Group plc	1,834,430	13,282
Smiths Group plc	697,049	13,212
Persimmon plc	540,946	13,176
GKN plc	3,028,178	13,130
DCC plc	156,290	12,607
St. James's Place plc	920,788	12,457
Intertek Group plc	287,264	12,297
Taylor Wimpey plc	5,776,704	12,196
Next plc	252,203	12,169
Marks & Spencer Group plc	2,870,251	12,166
Informa plc	1,459,264	11,996
Severn Trent plc	416,351	11,934
CRH plc (XLON)	333,114	11,625
Wm Morrison Supermarkets plc	3,825,323	11,404
Pearson plc	1,458,201	11,368
International Consolidated Airlines Group SA (London Shares)	1,870,278	11,260
Smurfit Kappa Group plc	416,521	10,918
Direct Line Insurance Group plc	2,436,464	10,915
2 Worldpay Group plc	3,010,970	10,862
Barratt Developments plc	1,782,199	10,748
Micro Focus International plc	394,395	10,668
J Sainsbury plc	3,010,986	9,797
Croda International plc	230,459	9,732
Weir Group plc	382,780	9,697
Hammerson plc	1,406,500	9,694
Rentokil Initial plc	3,249,317	9,363
DS Smith plc	1,666,945	9,318
Provident Financial plc	260,965	8,987
G4S plc	2,778,124	8,950
2 Auto Trader Group plc	1,697,747	8,575
Segro plc	1,459,345	8,477
Royal Mail plc	1,620,409	8,415
Melrose Industries plc	3,345,602	8,237
Travis Perkins plc	445,687	8,174
Rightmove plc	158,813	8,050
Berkeley Group Holdings plc	227,177	8,024
Coca-Cola HBC AG	349,371	7,986
Investec plc	1,118,667	7,937
Admiral Group plc	353,192	7,913
RPC Group plc	585,696	7,909
Halma plc	664,997	7,748
2 Merlin Entertainments plc	1,272,841	7,653
Booker Group plc	2,952,379	7,581
Capita plc	1,171,161	7,389
Schroders plc	198,941	7,378
Meggitt plc	1,392,759	7,345
Pennon Group plc	728,714	7,286
Hargreaves Lansdown plc	425,196	7,264
IMI plc	489,250	7,199
Dixons Carphone plc	1,777,370	7,090
Spirax-Sarco Engineering plc	128,879	7,000
Tate & Lyle plc	820,168	6,932

	John Wood Group plc	654,859	6,928
	Mediclinic International plc	694,426	6,871
	Bellway plc	218,592	6,851
	Inchcape plc	743,924	6,733
*	Just Eat plc	981,616	6,685
	Phoenix Group Holdings	700,598	6,651
	Antofagasta plc	626,038	6,615
	Hiscox Ltd.	509,581	6,594
	TUI AG	444,052	6,508
	Spectris plc	212,709	6,473
	BBA Aviation plc	1,822,680	6,429
	UBM plc	698,019	6,202
	Inmarsat plc	791,020	6,061
*,^ Tullow Oil plc		1,605,804	5,984
	Aberdeen Asset Management plc	1,764,969	5,841
	TP ICAP plc	981,408	5,741
	Hikma Pharmaceuticals plc	248,129	5,715
*	Metro Bank plc	132,838	5,584
	Derwent London plc	178,873	5,565
	Fresnillo plc	300,057	5,508
	Aggreko plc	428,815	5,449
	Petrofac Ltd.	465,428	5,389
*	CYBG plc	1,581,028	5,386
	Howden Joinery Group plc	1,113,163	5,303
	Intu Properties plc	1,546,977	5,276
	Polymetal International plc	449,936	5,233
	Henderson Group plc	1,885,465	5,204
	Cobham plc	3,009,800	5,150
	Babcock International Group plc	450,663	5,076
	Rotork plc	1,551,202	4,997
	William Hill plc	1,529,158	4,988
	Hays plc	2,581,637	4,968
	Close Brothers Group plc	264,452	4,837
	Indivior plc	1,276,070	4,765
	Greene King plc	552,395	4,747
	Great Portland Estates plc	605,633	4,740
	Beazley plc	915,261	4,682
	B&M European Value Retail SA	1,234,981	4,679
	Electrocomponents plc	762,670	4,664
	Shaftesbury plc	422,047	4,660
	Playtech plc	441,280	4,611
*	BTG plc	683,592	4,606
	Man Group plc	2,723,281	4,573
	easyJet plc	380,008	4,556
	Intermediate Capital Group plc	517,012	4,514
	Capital & Counties Properties plc	1,301,469	4,465
	IG Group Holdings plc	650,896	4,376
*	Paysafe Group plc	867,882	4,183
	SSP Group plc	844,741	4,155
	Domino's Pizza Group plc	903,934	4,129
	Daily Mail & General Trust plc	467,628	4,084
	WH Smith plc	195,049	4,010
	Balfour Beatty plc	1,220,573	3,983
	Moneysupermarket.com Group plc	953,739	3,961
*	IWG plc	1,241,357	3,911
	Amec Foster Wheeler plc	697,553	3,900
*	NEX Group plc	538,108	3,889

	GVC Holdings plc	508,693	3,882
	Centamin plc	1,956,997	3,870
	Jupiter Fund Management plc	744,486	3,775
	Greencore Group plc	1,210,080	3,602
	Victrex plc	147,526	3,535
*	Serco Group plc	1,935,742	3,516
	UDG Healthcare plc	432,638	3,499
	Tritax Big Box REIT plc	1,986,773	3,461
	Britvic plc	437,062	3,446
	QinetiQ Group plc	1,034,691	3,441
	HomeServe plc	454,947	3,429
	Drax Group plc	726,732	3,394
	AA plc	1,077,687	3,315
	Berendsen plc	309,312	3,248
	WS Atkins plc	175,329	3,233
	National Express Group plc	741,295	3,162
	Dechra Pharmaceuticals plc	169,176	3,103
*	Cairn Energy plc	1,036,214	2,967
	Lancashire Holdings Ltd.	344,081	2,938
	Pagegroup plc	539,168	2,937
	JD Sports Fashion plc	662,600	2,902
	Ultra Electronics Holdings plc	124,350	2,894
	Grafton Group plc	391,627	2,887
	UNITE Group plc	388,403	2,867
	Bodycote plc	337,810	2,843
*	Thomas Cook Group plc	2,585,604	2,842
	Elementis plc	833,962	2,819
*	Firstgroup plc	2,147,678	2,816
	AVEVA Group plc	116,577	2,803
	Kier Group plc	159,963	2,782
	Ashmore Group plc	705,030	2,758
	Crest Nicholson Holdings plc	426,330	2,724
	Dignity plc	88,291	2,718
	Cineworld Group plc	350,880	2,716
	NMC Health plc	130,457	2,696
*	KAZ Minerals plc	444,672	2,639
	Synthomer plc	462,024	2,626
	Paragon Group of Cos. plc	515,125	2,623
	Ladbrokes Coral Group plc	1,710,581	2,576
	Diploma plc	199,812	2,554
	Galliford Try plc	149,633	2,547
*,^ Ocado Group plc		784,012	2,462
	Bovis Homes Group plc	234,340	2,439
*	Evraz plc	866,395	2,437
	Essentra plc	467,379	2,413
	Renishaw plc	66,409	2,383
	Genus plc	108,751	2,348
	Vesuvius plc	381,069	2,271
	Grainger plc	746,904	2,239
	Savills plc	228,107	2,229
	Redrow plc	395,359	2,212
	Greggs plc	180,084	2,210
	BGEO Group plc	58,976	2,196
	Big Yellow Group plc	252,892	2,186
	Go-Ahead Group plc	76,643	2,170
2	John Laing Group plc	641,785	2,132
	Carillion plc	779,120	2,118

	Kennedy Wilson Europe Real Estate plc	176,057	2,105
	Workspace Group plc	213,189	2,029
2	Spire Healthcare Group plc	513,925	2,028
	Fidessa Group plc	69,567	2,020
	Stagecoach Group plc	764,945	2,020
	Vedanta Resources plc	150,732	1,992
*	Vectura Group plc	1,208,320	1,981
	Brewin Dolphin Holdings plc	500,414	1,972
	Virgin Money Holdings UK plc	502,322	1,972
	LondonMetric Property plc	1,049,358	1,950
	Morgan Advanced Materials plc	508,231	1,931
	Assura plc	2,911,129	1,901
	Hansteen Holdings plc	1,367,012	1,891
2	Zoopla Property Group plc	407,373	1,881
	Senior plc	748,185	1,867
	Dairy Crest Group plc	247,201	1,852
*,2 Wizz Air Holdings plc		81,628	1,833
	Ted Baker plc	50,232	1,798
^	TalkTalk Telecom Group plc	904,748	1,784
	J D Wetherspoon plc	149,138	1,760
	Hunting plc	248,647	1,746
*	Petra Diamonds Ltd.	914,106	1,745
	Marston's plc	1,032,880	1,716
	Entertainment One Ltd.	583,089	1,695
	Halfords Group plc	368,994	1,684
	Telecom Plus plc	109,610	1,680
	Safestore Holdings plc	358,430	1,673
*,^ Sports Direct International plc		464,765	1,668
^	Mitie Group plc	649,114	1,642
*	SVG Capital plc	182,458	1,632
	SuperGroup plc	85,766	1,621
	Pets at Home Group plc	631,540	1,589
	Northgate plc	244,946	1,567
2	Hastings Group Holdings plc	538,901	1,525
*	Enterprise Inns plc	910,425	1,518
	F&C Commercial Property Trust Ltd.	884,681	1,513
	Debenhams plc	2,275,266	1,506
2	Sophos Group plc	428,857	1,483
*	Ophir Energy plc	1,244,138	1,472
	Dunelm Group plc	168,294	1,442
	Mitchells & Butlers plc	426,066	1,432
	Polypipe Group plc	334,923	1,426
	Acacia Mining plc	262,742	1,425
	Fenner plc	357,330	1,414
	Restaurant Group plc	367,213	1,358
	Card Factory plc	429,664	1,351
	Keller Group plc	130,496	1,337
	SIG plc	1,032,467	1,335
	Hochschild Mining plc	422,715	1,317
	Shanks Group plc	1,099,887	1,312
*	Imagination Technologies Group plc	436,753	1,312
	St. Modwen Properties plc	323,990	1,298
	esure Group plc	511,827	1,296
	De La Rue plc	174,390	1,296
	UK Commercial Property Trust Ltd.	1,214,728	1,284
	PZ Cussons plc	333,948	1,281
	Computacenter plc	120,060	1,199

*	Allied Minds plc			228,512	1,147
	NCC Group plc			480,638	1,120
	RPS Group plc			387,976	1,113
*	Chemring Group plc			459,496	1,110
2	McCarthy & Stone plc			523,034	1,080
	Redefine International PLC			2,186,098	1,074
	Chesnara plc			236,866	1,073
	Interserve plc			259,983	1,059
	Laird plc			487,822	1,019
2	Countryside Properties plc			339,278	999
*	Premier Oil plc			938,676	997
*	Nostrum Oil & Gas plc			166,350	990
	KCOM Group plc			864,736	974
	Picton Property Income Ltd.			964,678	970
2	Ibstock plc			396,626	933
	888 Holdings plc			318,964	901
	ITE Group plc			452,945	892
*	Aldermore Group plc			313,766	864
	Lookers plc			549,534	864
	International Personal Finance plc			375,708	827
*	Lonmin plc			505,448	812
	Soco International plc			418,912	810
	Oxford Instruments plc			89,193	796
	Rank Group plc			315,852	792
	Schroder REIT Ltd.			951,290	679
*,2 Shawbrook Group plc				215,153	677
	Daejan Holdings plc			8,458	674
*	AO World plc			325,245	656
	N Brown Group plc			236,607	653
	Xaar plc			126,728	636
	Countrywide plc			283,674	629
	OneSavings Bank plc			145,077	619
*	Premier Foods plc			1,205,300	603
	Devro plc			290,203	602
	Foxtons Group plc			476,016	583
	Helical plc			154,434	572
*	Gocompare.Com Group plc			523,812	562
*	Lamprell plc			478,670	552
	Cape plc			220,902	502
*	Mothercare plc			232,629	333
2	CMC Markets plc			157,110	219
*,^ Genel Energy plc				249,754	210
					4,689,464
Total Common Stocks (Cost $20,582,308)					15,672,888
		Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.2%)
4,5 Vanguard Market Liquidity Fund		0.856%		1,843,385	184,357

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.406%	2/9/17	1,100	1,100
6	United States Treasury Bill	0.487%–0.501%	3/16/17	4,565	4,563
7	United States Treasury Bill	0.566%	4/27/17	1,000	999

7 United States Treasury Bill	0.567%–0.592%	5/4/17	5,400	5,393
7 United States Treasury Bill	0.591%	5/18/17	4,000	3,994
7 United States Treasury Bill	0.607%	5/25/17	2,200	2,196
				18,245
Total Temporary Cash Investments (Cost $202,599)				202,602
Total Investments (100.7%) (Cost $20,784,907)				15,875,490
Other Assets and Liabilities-Net (-0.7%)5				(117,159)
Net Assets (100%)				15,758,331

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $159,212,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $176,616,000, representing 1.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $171,787,000 of collateral received for securities on loan.
6 Securities with a value of $614,000 have been segregated as collateral for open forward currency contracts.
7 Securities with a value of $5,862,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,029	15,665,092	767
Temporary Cash Investments	184,357	18,245	—
Futures Contracts—Assets[1]	3	—	—
Futures Contracts—Liabilities[1]	(310)	—	—
Forward Currency Contracts—Assets	—	1,547	—
Forward Currency Contracts—Liabilities	—	(1,793)	—
Total	191,079	15,683,091	767

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2017	1,601	55,955	(243)
FTSE 100 Index	March 2017	266	23,578	315
				72

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	3/22/17	EUR	74,784	USD	79,886	1,023
Toronto-Dominion Securities	3/22/17	GBP	25,676	USD	32,622	(285)
Citibank, N.A.	3/22/17	EUR	12,656	USD	13,438	254
JPMorgan Chase Bank N.A.	3/22/17	EUR	5,959	USD	6,373	74
BNP Paribas	3/22/17	GBP	4,782	USD	5,827	196
Bank of America N.A	3/22/17	GBP	1,675	USD	2,129	(20)
Goldman Sachs International	3/22/17	USD	17,970	EUR	16,832	(241)
Barclays Bank plc	3/22/17	USD	15,061	EUR	14,379	(496)
Bank of America N.A	3/22/17	USD	11,724	EUR	11,177	(368)
JPMorgan Chase Bank N.A.	3/22/17	USD	7,769	GBP	6,303	(170)
Toronto-Dominion Securities	3/22/17	USD	5,523	GBP	4,468	(103)

Goldman Sachs International	3/22/17	USD	4,057	GBP	3,309	(110)
(246)

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

E. At January 31, 2017, the cost of investment securities for tax purposes was $20,790,289,000. Net unrealized depreciation of investment securities for tax purposes was $4,914,799,000, consisting of unrealized gains of $617,442,000 on securities that had risen in value since their purchase and $5,532,241,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)1
Brazil (9.0%)
Itau Unibanco Holding SA Preference Shares	27,781,186	328,248
Ambev SA	56,393,169	307,889
Banco Bradesco SA Preference Shares	26,156,295	271,376
* Petroleo Brasileiro SA	48,210,897	247,770
Itau Unibanco Holding SA ADR	20,928,577	247,167
* Petroleo Brasileiro SA Preference Shares	47,865,186	228,196
Banco Bradesco SA ADR	18,047,282	186,428
Itausa - Investimentos Itau SA Preference Shares	60,437,229	177,998
Vale SA Preference Shares	17,709,286	171,811
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	27,174,948	159,447
BRF SA	10,357,514	146,183
Cielo SA	16,364,692	137,526
Banco do Brasil SA	13,554,252	133,802
Vale SA	12,445,212	127,123
Ultrapar Participacoes SA	6,017,157	126,270
Vale SA Class B Pfd. ADR	10,944,505	106,052
Vale SA Class B ADR	10,254,897	104,395
Kroton Educacional SA	23,923,888	102,575
Banco Bradesco SA	9,890,694	100,884
Ambev SA ADR	17,441,764	94,011
* Petroleo Brasileiro SA ADR Type A	9,732,104	92,552
Telefonica Brasil SA Preference Shares	5,718,356	84,683
BB Seguridade Participacoes SA	9,478,943	83,931
Raia Drogasil SA	3,996,627	83,060
Lojas Renner SA	10,343,512	78,392
CCR SA	13,790,101	67,910
Equatorial Energia SA	3,342,098	61,610
CETIP SA - Mercados Organizados	3,758,140	56,121
* Petroleo Brasileiro SA ADR	5,416,969	55,578
Lojas Americanas SA Preference Shares	10,381,923	55,133
Hypermarcas SA	5,991,611	53,150
^ Banco Santander Brasil SA ADR	5,269,926	52,225
JBS SA	13,468,878	50,881
WEG SA	9,047,328	45,678
Klabin SA	8,706,645	44,880
* BR Malls Participacoes SA	9,625,787	44,793
Engie Brasil Energia SA	3,618,065	41,104
Embraer SA	7,046,682	40,251
CPFL Energia SA	4,653,214	37,390
Gerdau SA Preference Shares	8,777,162	34,014
* Rumo Logistica Operadora Multimodal SA	14,277,195	34,006
Fibria Celulose SA	3,401,950	31,723
M Dias Branco SA	799,626	31,447
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,052,350	30,401
Itau Unibanco Holding SA	2,879,395	29,380
Localiza Rent a Car SA	2,455,913	28,726
BTG Pactual Group	5,435,974	28,596
Multiplan Empreendimentos Imobiliarios SA	1,391,159	27,573
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,499,116	27,565

	Bradespar SA Preference Shares	4,113,263	27,146
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	26,709
*	Centrais Eletricas Brasileiras SA	3,910,274	25,843
	Cia Energetica de Minas Gerais Preference Shares	8,572,689	24,855
	Qualicorp SA	3,766,864	24,637
	Cosan SA Industria e Comercio	1,919,487	24,529
	Embraer SA ADR	1,072,898	24,526
	Sul America SA	4,114,156	24,272
	TIM Participacoes SA	8,503,150	24,148
	EDP - Energias do Brasil SA	5,363,139	23,909
*,^ Cia Siderurgica Nacional SA ADR		6,115,329	22,260
	Natura Cosmeticos SA	2,737,192	21,951
	Estacio Participacoes SA	4,279,720	21,593
*	Centrais Eletricas Brasileiras SA Preference Shares	2,741,951	21,497
	Suzano Papel e Celulose SA Preference Shares Class A	4,888,796	20,793
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,996,298	20,537
	TOTVS SA	2,416,969	20,017
	Gerdau SA ADR	5,127,829	19,640
*	Cia Siderurgica Nacional SA	5,027,948	18,442
	Cia Energetica de Sao Paulo Preference Shares	3,212,633	17,734
	Transmissora Alianca de Energia Eletrica SA	2,499,086	17,019
	Cia Brasileira de Distribuicao ADR	869,581	15,948
	Odontoprev SA	4,482,354	15,947
*	Metalurgica Gerdau SA Preference Shares Class A	8,660,443	15,461
	TIM Participacoes SA ADR	1,085,508	15,338
	MRV Engenharia e Participacoes SA	3,668,733	14,859
	Cia Paranaense de Energia ADR	1,446,917	14,773
	Braskem SA Preference Shares	1,397,378	14,436
	Porto Seguro SA	1,677,751	13,992
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	643,067	13,408
	Fleury SA	1,095,448	13,207
*	Duratex SA	5,193,829	12,432
	AES Tiete Energia SA	2,690,252	12,408
	Smiles SA	751,680	12,405
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,473,400	12,358
	CVC Brasil Operadora e Agencia de Viagens SA	1,476,100	12,181
^	Braskem SA ADR	573,867	11,873
	Cia de Saneamento de Minas Gerais-COPASA	853,517	11,687
	BRF SA ADR	826,608	11,680
	Sao Martinho SA	1,715,076	11,138
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,289,088	10,489
	Cia Energetica de Minas Gerais ADR	3,608,516	10,248
	Linx SA	1,778,794	10,185
	Multiplus SA	884,161	9,983
	EcoRodovias Infraestrutura e Logistica SA	3,678,796	9,957
	Cia Hering	1,909,035	9,389
^	Telefonica Brasil SA ADR	625,114	9,239
*	Centrais Eletricas Brasileiras SA ADR Prf Class B	1,154,989	8,963
*	Minerva SA	2,255,514	8,599
*	B2W Cia Digital	2,055,491	7,825
	Lojas Americanas SA	1,842,042	7,689
	Alupar Investimento SA (BVMF)	1,270,673	7,447
	Iguatemi Empresa de Shopping Centers SA	721,322	6,825
	Marcopolo SA Preference Shares	7,196,190	6,575
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	832,935	6,336
	Via Varejo SA	2,135,400	6,079

* Marfrig Global Foods SA	2,912,973	5,973
Banco Santander Brasil SA	588,500	5,847
Alpargatas SA Preference Shares	1,710,421	5,640
Light SA	855,089	5,337
Aliansce Shopping Centers SA	1,091,394	5,178
CPFL Energia SA ADR	300,996	4,834
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,262,850	4,725
Arezzo Industria e Comercio SA	510,084	4,712
Gafisa SA	5,700,611	4,451
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	275,321	4,067
Iochpe Maxion SA	949,617	3,915
* BR Properties SA	1,459,939	3,693
Guararapes Confeccoes SA	162,220	3,509
Ez Tec Empreendimentos e Participacoes SA	586,980	3,401
Even Construtora e Incorporadora SA	2,332,600	3,324
Cia Energetica de Minas Gerais	1,074,495	3,310
* Usinas Siderurgicas de Minas Gerais SA	1,180,311	3,098
Grendene SA	497,867	2,925
Tupy SA	712,192	2,694
Cia Paranaense de Energia Preference Shares	263,705	2,691
Cia Paranaense de Energia	356,887	2,574
* Gol Linhas Aereas Inteligentes SA Preference Shares	1,239,202	2,463
Mahle-Metal Leve SA	362,173	2,445
* Magnesita Refratarios SA	312,669	2,432
2 Ser Educacional SA	375,396	2,113
* Randon Participacoes SA Preference Shares	1,644,117	2,040
QGEP Participacoes SA	951,730	1,715
SLC Agricola SA	308,615	1,608
GAEC Educacao SA	366,826	1,560
Sonae Sierra Brasil SA	250,510	1,469
* JSL SA	479,600	1,468
Direcional Engenharia SA	740,543	1,389
Dimed SA Distribuidora da Medicamentos	6,000	1,233
* Centrais Eletricas Brasileiras SA ADR	136,800	899
* Santos Brasil Participacoes SA	1,270,022	863
Cia Energetica do Ceara Preference Shares	50,700	767
* Marisa Lojas SA	373,200	751
* Eneva SA	189,700	707
Fibria Celulose SA ADR	68,400	631
Paranapanema SA	968,162	442
FPC Par Corretora de Seguros SA	94,400	422
* Restoque Comercio e Confeccoes de Roupas SA	162,300	209
* Multiplan Empreendimentos Imobiliarios Rights Exp. 02/13/2017	74,571	106
* Iochpe Maxion SA Rights Exp. 02/02/2017	315,287	40
Cia de Gas de Sao Paulo - COMGAS	178	2
Itausa - Investimentos Itau SA		—
		5,914,992
Chile (1.3%)
SACI Falabella	7,896,529	64,016
Empresas COPEC SA	6,257,017	63,991
Cencosud SA	18,567,597	53,961
Banco de Chile	447,944,398	53,443
* Latam Airlines Group SA (XSGO)	5,522,112	50,768
Banco de Credito e Inversiones	869,018	44,700
Enel Americas SA	248,403,891	44,462
Enel Americas SA ADR	4,614,915	41,673
Empresas CMPC SA	19,274,693	41,630

Banco Santander Chile	550,204,304	29,785
Cia Cervecerias Unidas SA	2,625,186	29,683
Aguas Andinas SA Class A	54,055,003	29,331
Banco Santander Chile ADR	1,340,205	28,935
Sociedad Quimica y Minera de Chile SA ADR	891,565	28,815
* Empresa Nacional de Telecomunicaciones SA	2,614,252	28,302
Colbun SA	128,056,766	24,700
* Itau CorpBanca	2,878,406,601	23,597
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	21,451
Enel Generacion Chile SA ADR	989,661	19,180
Enel Chile SA	190,922,936	18,381
Enel Generacion Chile SA	28,174,325	18,100
AES Gener SA	45,170,598	15,488
Embotelladora Andina SA Preference Shares	4,241,931	15,325
Parque Arauco SA	6,116,218	14,787
Vina Concha y Toro SA	7,843,639	12,754
Enel Chile SA ADR	2,529,928	12,194
CAP SA	884,743	8,128
SONDA SA	4,535,580	7,376
Ripley Corp. SA	12,055,733	7,214
Inversiones Aguas Metropolitanas SA	4,691,275	6,814
Engie Energia Chile SA	3,144,894	5,224
* Cia Sud Americana de Vapores SA	159,801,296	4,765
Inversiones La Construccion SA	153,678	2,001
Forus SA	505,914	1,615
Latam Airlines Group SA ADR	104,652	960
		873,549
China (28.0%)
Tencent Holdings Ltd.	84,457,664	2,208,178
China Construction Bank Corp.	1,424,235,111	1,055,912
China Mobile Ltd.	83,005,456	934,029
Industrial & Commercial Bank of China Ltd.	1,162,770,240	710,900
Bank of China Ltd.	1,212,453,650	549,140
Ping An Insurance Group Co. of China Ltd.	83,529,446	428,488
China Life Insurance Co. Ltd. (XHKG)	118,292,287	325,846
China Petroleum & Chemical Corp.	411,522,659	325,073
CNOOC Ltd.	250,061,705	312,266
PetroChina Co. Ltd.	327,986,155	260,562
Agricultural Bank of China Ltd.	452,860,065	189,170
China Overseas Land & Investment Ltd.	60,636,178	178,055
China Merchants Bank Co. Ltd.	69,089,100	173,024
China Pacific Insurance Group Co. Ltd.	44,753,394	158,964
China Minsheng Banking Corp. Ltd.	114,736,741	126,270
China Telecom Corp. Ltd.	253,883,271	119,868
China Shenhua Energy Co. Ltd.	56,517,770	119,440
CITIC Ltd.	77,822,897	115,372
Haitong Securities Co. Ltd.	60,503,864	108,552
China Resources Land Ltd.	43,536,696	107,690
China Unicom Hong Kong Ltd.	90,724,017	107,084
PICC Property & Casualty Co. Ltd.	70,596,295	106,717
Bank of Communications Co. Ltd.	139,635,345	102,708
Hengan International Group Co. Ltd.	11,508,417	94,222
Geely Automobile Holdings Ltd.	75,829,592	89,625
China Communications Construction Co. Ltd.	74,441,276	89,597
China CITIC Bank Corp. Ltd.	125,249,719	82,378
CITIC Securities Co. Ltd.	39,960,200	81,316
Sinopharm Group Co. Ltd.	17,038,700	77,865

	CSPC Pharmaceutical Group Ltd.	67,673,757	76,164
	CRRC Corp. Ltd.	72,605,277	70,654
	Lenovo Group Ltd.	107,362,109	70,324
	New China Life Insurance Co. Ltd.	13,946,319	67,290
	Country Garden Holdings Co. Ltd.	116,656,071	66,892
^	BYD Co. Ltd.	12,019,281	66,489
	Brilliance China Automotive Holdings Ltd.	44,906,700	63,262
	Anhui Conch Cement Co. Ltd.	19,541,152	62,883
	China Railway Group Ltd.	68,428,408	59,896
	ENN Energy Holdings Ltd.	12,002,681	59,173
	Sunny Optical Technology Group Co. Ltd.	10,030,000	58,771
	Fosun International Ltd.	37,892,267	57,510
	Belle International Holdings Ltd.	93,899,316	57,236
2	China Galaxy Securities Co. Ltd.	61,221,870	56,834
	Guangdong Investment Ltd.	45,164,377	56,045
	Shenzhou International Group Holdings Ltd.	9,024,065	55,664
	China Cinda Asset Management Co. Ltd.	158,192,000	54,803
	Sino Biopharmaceutical Ltd.	69,186,524	54,303
	China Resources Power Holdings Co. Ltd.	31,497,048	54,096
*	China Resources Beer Holdings Co. Ltd.	26,568,244	53,963
	Great Wall Motor Co. Ltd.	53,537,500	53,644
*	China Taiping Insurance Holdings Co. Ltd.	24,324,420	53,288
	China Everbright International Ltd.	43,847,000	53,178
	China Merchants Port Holdings Co. Ltd.	19,349,610	51,728
	Fullshare Holdings Ltd.	119,710,700	50,436
	Dongfeng Motor Group Co. Ltd.	47,532,744	50,391
	Guangzhou Automobile Group Co. Ltd.	36,528,584	49,818
	China Vanke Co. Ltd.	18,971,241	48,126
	China State Construction International Holdings Ltd.	28,950,872	47,044
2	CGN Power Co. Ltd.	166,796,878	47,034
	China Railway Construction Corp. Ltd.	33,774,265	46,862
	Zhuzhou CRRC Times Electric Co. Ltd.	8,159,500	46,489
	ANTA Sports Products Ltd.	14,545,000	46,295
	Beijing Enterprises Water Group Ltd.	65,178,000	45,206
	China Longyuan Power Group Corp. Ltd.	54,473,660	44,495
2	People's Insurance Co. Group of China Ltd.	111,928,000	43,599
	China Conch Venture Holdings Ltd.	22,375,633	42,960
	Beijing Enterprises Holdings Ltd.	8,570,500	42,723
*,^ China Evergrande Group		59,111,466	41,175
	GF Securities Co. Ltd. Class A	16,187,255	41,117
2	Huatai Securities Co. Ltd.	21,182,423	40,852
	Kingboard Chemical Holdings Ltd.	11,546,981	39,734
	Huaneng Power International Inc.	61,126,978	39,653
	Kunlun Energy Co. Ltd.	48,583,230	38,585
	China Resources Gas Group Ltd.	12,182,100	38,500
	TravelSky Technology Ltd.	16,992,000	38,168
	China Gas Holdings Ltd.	25,851,542	37,424
	Haier Electronics Group Co. Ltd.	20,795,884	36,580
	Jiangxi Copper Co. Ltd.	20,763,898	35,858
	Longfor Properties Co. Ltd.	24,864,580	35,797
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	35,521
*,^ Alibaba Pictures Group Ltd.		211,040,000	35,455
	Far East Horizon Ltd.	38,842,872	35,410
	China Oilfield Services Ltd.	33,177,800	35,392
	China Medical System Holdings Ltd.	21,712,674	35,382
*,^ Aluminum Corp. of China Ltd.		64,215,220	33,168

*,^,2 China Huarong Asset Management Co. Ltd.		85,192,000	32,294
	Zijin Mining Group Co. Ltd.	93,099,680	31,855
	Nine Dragons Paper Holdings Ltd.	26,606,692	30,623
	Chongqing Rural Commercial Bank Co. Ltd.	49,785,461	30,316
	China National Building Material Co. Ltd.	50,928,960	29,785
*	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	12,174,993	29,564
	Shimao Property Holdings Ltd.	21,954,957	29,412
	China Communications Services Corp. Ltd.	43,194,056	29,362
	Shanghai Pharmaceuticals Holding Co. Ltd.	11,469,153	29,209
^	Kingsoft Corp. Ltd.	13,836,000	28,967
	China Everbright Ltd.	15,130,010	28,887
	AviChina Industry & Technology Co. Ltd.	39,328,000	28,869
	Sunac China Holdings Ltd.	31,942,406	28,376
	Kweichow Moutai Co. Ltd. Class A (XSSC)	563,630	28,230
	Weichai Power Co. Ltd.	15,323,640	27,154
	COSCO SHIPPING Ports Ltd.	26,839,788	26,671
	Zhejiang Expressway Co. Ltd.	26,514,704	26,632
	China Everbright Bank Co. Ltd.	55,293,472	26,615
^	China Huishan Dairy Holdings Co. Ltd.	70,023,103	26,146
*,^ GCL-Poly Energy Holdings Ltd.		201,493,800	26,041
	Yanzhou Coal Mining Co. Ltd.	32,905,320	25,777
	Jiangsu Expressway Co. Ltd.	20,322,139	25,452
	Beijing Capital International Airport Co. Ltd.	26,169,896	25,317
	Intime Retail Group Co. Ltd.	20,335,000	25,094
	Shenzhen International Holdings Ltd.	16,732,403	24,077
	GOME Electrical Appliances Holding Ltd.	192,526,805	23,961
*	Industrial Bank Co. Ltd. Class A (XSSC)	9,512,169	23,563
	Sino-Ocean Group Holding Ltd.	54,514,302	23,478
*	Shanghai Electric Group Co. Ltd.	49,795,756	22,662
	China Jinmao Holdings Group Ltd.	76,524,094	22,462
	Shanghai Industrial Holdings Ltd.	8,291,445	22,315
	Guangzhou R&F Properties Co. Ltd.	17,384,500	22,297
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,342	22,182
^	Shanghai Fosun Pharmaceutical Group Co. Ltd.	6,607,500	21,921
	Air China Ltd.	30,114,748	21,548
	Lee & Man Paper Manufacturing Ltd.	23,805,038	21,398
	Shenzhen Investment Ltd.	52,035,015	21,158
	Huaneng Renewables Corp. Ltd.	67,958,000	21,090
2	BAIC Motor Corp. Ltd.	21,877,700	20,968
	Shandong Weigao Group Medical Polymer Co. Ltd.	31,949,800	20,901
*	Alibaba Health Information Technology Ltd.	45,054,000	20,884
*	China Coal Energy Co. Ltd.	39,021,800	20,349
*	China Nuclear Engineering Corp. Ltd. Class A	7,963,986	20,336
2	Shengjing Bank Co. Ltd.	20,252,154	20,226
	Haitian International Holdings Ltd.	9,911,169	20,162
	Tsingtao Brewery Co. Ltd.	5,032,000	20,093
	Chongqing Changan Automobile Co. Ltd. Class B	14,142,062	20,052
	Skyworth Digital Holdings Ltd.	30,262,000	19,961
	Kingboard Laminates Holdings Ltd.	18,035,176	19,843
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	15,136,895	19,634
	Huatai Securities Co. Ltd. Class A (XSSC)	7,308,797	19,538
^	China Hongqiao Group Ltd.	18,488,256	18,995
	Midea Group Co. Ltd. Class A	4,332,991	18,816
	China Southern Airlines Co. Ltd.	32,796,000	18,784
	China Molybdenum Co. Ltd.	64,031,000	18,611
	ZTE Corp.	11,624,592	18,074

	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	17,844
	Metallurgical Corp. of China Ltd.	49,081,937	17,796
	China Power International Development Ltd.	49,313,469	17,771
*	China Agri-Industries Holdings Ltd.	37,472,961	17,288
2	Sinopec Engineering Group Co. Ltd.	21,232,772	17,243
	Sihuan Pharmaceutical Holdings Group Ltd.	58,452,000	17,205
*,^ COSCO SHIPPING Holdings Co. Ltd.		44,461,500	16,604
	Yuexiu Property Co. Ltd.	112,881,732	16,508
	China Resources Cement Holdings Ltd.	34,952,686	16,190
*	Industrial & Commercial Bank of China Ltd. Class A	24,008,645	16,036
	Ping An Insurance Group Co. of China Ltd. Class A	3,027,252	16,028
*	Li Ning Co. Ltd.	24,516,291	15,558
^,2 China Railway Signal & Communication Corp. Ltd.		21,871,400	15,492
^	Luye Pharma Group Ltd.	23,298,000	15,394
*,^ Angang Steel Co. Ltd.		19,948,374	15,272
	SOHO China Ltd.	30,068,506	15,212
	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	15,159
	Huishang Bank Corp. Ltd.	29,378,380	14,826
	Agile Group Holdings Ltd.	27,450,887	14,658
^	China Traditional Chinese Medicine Holdings Co. Ltd.	30,877,013	14,550
	BBMG Corp.	37,081,000	14,230
*	PetroChina Co. Ltd. Class A	11,307,490	14,175
	Zhongsheng Group Holdings Ltd.	11,362,500	14,124
^	Golden Eagle Retail Group Ltd.	9,732,000	14,100
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	3,703,847	14,054
^,2 Dali Foods Group Co. Ltd.		25,306,000	13,962
*	China Construction Bank Corp. Class A	16,697,218	13,933
	GF Securities Co. Ltd.	6,493,800	13,883
^	China Reinsurance Group Corp.	59,910,000	13,774
	Guangshen Railway Co. Ltd.	21,244,000	13,698
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,002,032	13,626
	Ping An Bank Co. Ltd. Class A	10,044,203	13,603
	Tong Ren Tang Technologies Co. Ltd.	7,646,000	13,601
	Sinotrans Ltd.	32,413,000	13,515
^	China International Marine Containers Group Co. Ltd.	8,981,198	13,432
*,^ COSCO SHIPPING Development Co. Ltd.		62,944,618	13,353
^	China Eastern Airlines Corp. Ltd.	26,430,000	13,329
^	Zhaojin Mining Industry Co. Ltd.	14,599,437	13,127
^	Xinjiang Goldwind Science & Technology Co. Ltd.	7,668,800	12,801
	SAIC Motor Corp. Ltd. Class A (XSSC)	3,454,480	12,702
*,^ Poly Property Group Co. Ltd.		32,593,900	12,677
	Datang International Power Generation Co. Ltd.	48,644,568	12,613
*	China Resources Phoenix Healthcare Holdings Co. Ltd.	9,274,000	12,477
	KWG Property Holding Ltd.	21,564,500	12,392
	China BlueChemical Ltd.	35,417,026	12,299
*,^ CAR Inc.		12,709,532	12,220
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	12,205

*,^,2 Cogobuy Group		8,979,000	12,193
	Wuliangye Yibin Co. Ltd. Class A	2,236,198	12,024
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,468,979	11,872
	COSCO SHIPPING Energy Transportation Co. Ltd.	21,002,021	11,608
*	Bank of China Ltd. Class A	22,326,600	11,598
^	China Zhongwang Holdings Ltd.	25,750,086	11,368
	Shenzhen Expressway Co. Ltd.	12,420,000	11,317
^	Huadian Power International Corp. Ltd.	26,584,000	11,299
*	Shandong Linglong Tyre Co. Ltd. Class A	3,043,664	11,266

*,2 China International Capital Corp. Ltd.		8,113,600	11,244
*,^ Greentown China Holdings Ltd.		13,670,500	11,236
	Beijing Jingneng Clean Energy Co. Ltd.	37,522,000	11,163
2	Legend Holdings Corp.	4,915,400	11,146
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	11,095
^	Digital China Holdings Ltd.	12,590,000	10,999
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	10,916
	Huadian Fuxin Energy Corp. Ltd.	46,597,852	10,820
	Hopson Development Holdings Ltd.	12,182,000	10,718
*,^ Maanshan Iron & Steel Co. Ltd.		28,726,000	10,527
	CSG Holding Co. Ltd. Class B	13,280,792	10,432
*,^ Chinasoft International Ltd.		21,680,000	10,404
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	10,273
	CIFI Holdings Group Co. Ltd.	36,396,000	10,233
*	China Petroleum & Chemical Corp. Class A	11,553,099	10,077
*,^ Kingdee International Software Group Co. Ltd.		26,298,000	10,012
	China United Network Communications Ltd. Class A (XSSC)	10,505,024	9,978
*	China Life Insurance Co. Ltd. Class A	2,672,843	9,970
	China Dongxiang Group Co. Ltd.	53,027,000	9,883
	Sinotruk Hong Kong Ltd.	12,978,833	9,731
	China Everbright Bank Co. Ltd. Class A (XSSC)	16,265,303	9,623
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	9,582
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	9,575
	China Merchants Bank Co. Ltd. Class A (XSSC)	3,467,539	9,560
	CRRC Corp. Ltd. Class A (XSSC)	6,572,274	9,531
	Central China Securities Co. Ltd.	18,695,000	9,505
*,^ Biostime International Holdings Ltd.		2,773,000	9,460
	Qingdao Haier Co. Ltd. Class A (XSSC)	6,433,725	9,454
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	913,928	9,316
	Tianneng Power International Ltd.	10,500,000	9,246
	BOE Technology Group Co. Ltd. Class B	28,724,022	9,245
	Bank of Beijing Co. Ltd. Class A (XSSC)	6,301,988	9,225
	BYD Electronic International Co. Ltd.	11,486,000	9,215
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	9,146
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	9,066
^	NetDragon Websoft Holdings Ltd.	3,103,500	9,031
	China Lesso Group Holdings Ltd.	13,095,000	8,929
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,634,000	8,828
*,2 Tianhe Chemicals Group Ltd.		57,304,542	8,641
2	Red Star Macalline Group Corp. Ltd.	8,565,959	8,595
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	8,529
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	6,333,932	8,514
^	China South City Holdings Ltd.	39,528,000	8,467
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	3,426,289	8,320
	Bank of Communications Co. Ltd. Class A (XSSC)	9,398,973	8,216
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	8,098
	Guangdong Electric Power Development Co. Ltd. Class B	17,484,844	8,042
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	8,018
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,277,000	8,013
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	7,990
*	Chongqing Sokon Industry Group Co. Ltd. Class A	2,122,032	7,941
	China CITIC Bank Corp. Ltd. Class A (XSSC)	7,791,918	7,891
	Fufeng Group Ltd.	13,666,000	7,878
^	Tibet Water Resources Ltd.	18,272,000	7,845
	Suning Commerce Group Co. Ltd. Class A	4,870,722	7,828
	Greatview Aseptic Packaging Co. Ltd.	16,484,000	7,777
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	7,767

	Poly Real Estate Group Co. Ltd. Class A (XSSC)	5,694,524	7,631
	Lonking Holdings Ltd.	29,123,000	7,630
^,2 Universal Medical Financial & Technical Advisory Services Co. Ltd.		9,062,500	7,563
	Anhui Expressway Co. Ltd.	10,018,000	7,438
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	2,647,600	7,356
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	7,331
*,^ Renhe Commercial Holdings Co. Ltd.		288,282,999	7,326
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	7,275
*,^ China Modern Dairy Holdings Ltd.		29,207,000	7,202
*	Orient Securities Co. Ltd. Class A (XSSC)	3,257,710	7,196
^	CT Environmental Group Ltd.	32,856,000	7,129
	Bank of Ningbo Co. Ltd. Class A	2,762,900	7,121
	Sinopec Kantons Holdings Ltd.	14,563,000	7,115
	China Railway Construction Corp. Ltd. Class A (XSSC)	3,982,780	7,111
	Wuxi Little Swan Co. Ltd. Class A	1,428,951	7,096
*	Nanjing Doron Technology Co. Ltd. Class A	759,020	7,073
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	7,062
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,054
*,^ Sinopec Oilfield Service Corp.		35,326,000	7,012
*,^ CITIC Resources Holdings Ltd.		47,625,345	6,963
*	Wanda Cinema Line Co. Ltd. Class A	827,543	6,946
	Agricultural Bank of China Ltd. Class A (XSSC)	14,848,600	6,920
^	Dongfang Electric Corp. Ltd.	6,859,230	6,917
	Huaxia Bank Co. Ltd. Class A (XSSC)	4,090,414	6,883
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	2,563,592	6,856
^	China High Speed Transmission Equipment Group Co. Ltd.	5,497,000	6,833
	China Water Affairs Group Ltd.	10,042,000	6,830
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	6,748
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,713
	China Machinery Engineering Corp.	10,412,639	6,701
	China Railway Group Ltd. Class A (XSSC)	5,153,714	6,638
	Shanghai Haixin Group Co. Class B	8,385,119	6,623
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	6,592
^	Harbin Electric Co. Ltd.	13,150,000	6,581
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	6,576
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (China Shares)	4,168,227	6,538
^	CIMC Enric Holdings Ltd.	11,619,713	6,483
	BOE Technology Group Co. Ltd. Class A	13,072,954	6,468
	Shandong Airlines Co. Ltd. Class B	2,960,917	6,417
	Xinhua Winshare Publishing and Media Co. Ltd.	7,176,000	6,408
	Chaowei Power Holdings Ltd.	7,668,000	6,335
	China National Materials Co. Ltd.	24,193,000	6,314
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	905,816	6,294
^	PAX Global Technology Ltd.	9,015,000	6,282
*,^ Leyou Technologies Holdings Ltd.		30,135,000	6,229
	China Foods Ltd.	13,745,506	6,198
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	6,181
	Yuexiu Transport Infrastructure Ltd.	9,774,000	6,174
	Xingda International Holdings Ltd.	12,641,000	6,130
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	6,123
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	6,121
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	6,095
	Sichuan Expressway Co. Ltd.	15,798,000	6,018
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	6,004
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,453,174	5,954
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,410,415	5,943
^,2 Fu Shou Yuan International Group Ltd.		10,570,000	5,935

*,^ Carnival Group International Holdings Ltd.		46,510,000	5,867
	Texhong Textile Group Ltd.	4,207,000	5,815
*	Kama Co. Ltd. Class B	5,203,252	5,763
^	Dalian Port PDA Co. Ltd.	33,210,000	5,747
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	5,740
*,^ Lifetech Scientific Corp.		25,080,000	5,724
	Apeloa Pharmaceutical Co. Ltd. Class A	4,826,421	5,717
^	Sinofert Holdings Ltd.	34,192,000	5,707
	Guosen Securities Co. Ltd. Class A	2,592,241	5,689
	Powerlong Real Estate Holdings Ltd.	19,292,000	5,682
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	5,677
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	5,626
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	5,511,821	5,562
	Dongxing Securities Co. Ltd. Class A	1,987,701	5,531
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,421	5,525
	Beijing Capital Land Ltd.	13,844,000	5,473
	China National Nuclear Power Co. Ltd. Class A	5,319,107	5,446
	Shandong Chenming Paper Holdings Ltd.	4,740,000	5,418
^	China Maple Leaf Educational Systems Ltd.	8,968,000	5,413
*,^ Hanergy Thin Film Power Group Ltd.		206,154,000	5,395
	Yuzhou Properties Co. Ltd.	16,430,000	5,386
^	Logan Property Holdings Co. Ltd.	13,169,368	5,341
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	7,497,160	5,316
	AVIC Aircraft Co. Ltd. Class A	1,540,402	5,268
	China Fangda Group Co. Ltd. Class B	5,297,655	5,235
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	5,233
^	Vinda International Holdings Ltd.	2,623,000	5,208
*	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,190
	Bank of Beijing Co. Ltd. Class A (XSHG)	3,537,840	5,179
	China SCE Property Holdings Ltd.	16,118,000	5,159
	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	5,154
2	Hua Hong Semiconductor Ltd.	4,554,000	5,069
	Xiandai Investment Co. Ltd. Class A	4,139,975	5,011
	Xtep International Holdings Ltd.	11,866,000	5,007
	Heilan Home Co. Ltd. Class A (XSSC)	3,256,579	5,006
*	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	5,000
	Sunvim Group Co. Ltd. Class A	4,960,700	4,917
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	1,872,270	4,896
*	Coolpad Group Ltd.	46,232,600	4,864
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,827
	Beijing North Star Co. Ltd.	15,264,000	4,817
	Grandblue Environment Co. Ltd. Class A (XSSC)	2,267,860	4,798
*	China Grand Automotive Services Co. Ltd. Class A (XSSC)	3,604,659	4,792
	Bosideng International Holdings Ltd.	54,924,000	4,791
*	Guotai Junan Securities Co. Ltd. Class A (XSSC)	1,710,254	4,752
	Dongguan Development Holdings Co. Ltd. Class A	2,560,501	4,721
	China ZhengTong Auto Services Holdings Ltd.	13,315,000	4,716
	Jiangxi Wannianqing Cement Co. Ltd. Class A	4,000,916	4,711
*,2 Qingdao Port International Co. Ltd.		8,223,000	4,690
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	4,685
*,2 Haichang Ocean Park Holdings Ltd.		20,315,000	4,677
	Shanghai Xujiahui Commercial Co. Ltd. Class A	1,918,877	4,649
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	4,145,470	4,640
	Jiangling Motors Corp. Ltd. Class B	1,965,170	4,636
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,663,265	4,633
*	Shenma Industry Co. Ltd. Class A	3,104,604	4,629
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,678,472	4,582

	China Minsheng Banking Corp. Ltd. Class A (XSHG)	3,389,600	4,556
	Luxshare Precision Industry Co. Ltd. Class A	1,533,697	4,527
*,^ Blue Sky Power Holdings Ltd.		59,776,000	4,519
*	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSSC)	4,725,698	4,516
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,490
	Livzon Pharmaceutical Group Inc. Class A	535,676	4,486
*,^ Munsun Capital Group Ltd.		152,812,000	4,477
	361 Degrees International Ltd.	10,372,000	4,443
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	801,450	4,442
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,421
	Hubei Yihua Chemical Industry Co. Ltd. Class A	4,096,856	4,409
*	Tengda Construction Group Co. Ltd. Class A	5,529,299	4,400
	Wuxi Little Swan Co. Ltd. Class B	1,441,337	4,380
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,819,716	4,379
	Western Securities Co. Ltd. Class A	1,603,850	4,367
	China International Travel Service Corp. Ltd. Class A	658,141	4,352
*,2 Tian Ge Interactive Holdings Ltd.		7,210,000	4,348
	Shanghai Shimao Co. Ltd. Class A (XSSC)	4,153,869	4,335
	Huaxia Bank Co. Ltd. Class A (XSHG)	2,573,576	4,330
*	China Oil & Gas Group Ltd.	56,100,000	4,308
^	SSY Group Ltd.	13,428,000	4,307
*	Zhongbai Holdings Group Co. Ltd. Class A	3,293,016	4,294
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,521,004	4,294
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	4,294
*	Greenland Holdings Corp. Ltd. Class A	3,431,445	4,285
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	4,262
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	4,250
	Kangde Xin Composite Material Group Co. Ltd. Class A	1,630,241	4,248
	Dah Chong Hong Holdings Ltd.	10,406,000	4,233
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSSC)	1,260,354	4,232
	Livzon Pharmaceutical Group Inc.	736,960	4,220
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	4,216
	Aisino Corp. Class A	1,399,284	4,206
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	4,204
	Bank of Chongqing Co. Ltd.	4,871,500	4,194
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,185
	China United Network Communications Ltd. Class A (XSHG)	4,397,800	4,177
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	4,159
	China Shenhua Energy Co. Ltd. Class A (XSSC)	1,655,060	4,139
*	Shang Gong Group Co. Ltd. Class B	3,678,113	4,117
	Bank of Nanjing Co. Ltd. Class A (XSSC)	2,466,120	4,113
*	China Overseas Grand Oceans Group Ltd.	12,322,000	4,105
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,160,482	4,102
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	588,962	4,091
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,953,440	4,085
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,129,302	4,081
	Concord New Energy Group Ltd.	73,940,000	4,072
^	China Overseas Property Holdings Ltd.	23,120,092	4,057
^,2 Fuyao Glass Industry Group Co. Ltd.		1,367,601	4,042
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,028
	Luzhou Laojiao Co. Ltd. Class A	820,599	4,012
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	4,001
	Changjiang Securities Co. Ltd. Class A	2,745,424	3,985
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	3,972
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,962
*	Huadian Energy Co. Ltd. Class B	7,910,644	3,959
	China Shineway Pharmaceutical Group Ltd.	3,419,000	3,938

	Huadong Medicine Co. Ltd. Class A	355,618	3,935
	Sunshine City Group Co. Ltd. Class A	4,762,383	3,930
*,^ Hi Sun Technology China Ltd.		24,135,000	3,922
	Gemdale Corp. Class A (XSSC)	2,122,571	3,916
*	China Greatwall Computer Shenzhen Co. Ltd. Class A	2,938,488	3,901
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,887
*	O-Net Technologies Group Ltd.	7,311,000	3,881
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,800,942	3,840
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	3,809
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	3,801
	Power Construction Corp. of China Ltd. Class A (XSSC)	3,616,356	3,798
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	3,790
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	3,770
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	3,765
	COSCO SHIPPING International Hong Kong Co. Ltd.	8,352,000	3,761
	Shanghai Industrial Urban Development Group Ltd.	14,364,000	3,758
	Avic Aviation Engine Corp. plc Class A (XSHG)	745,066	3,752
	BeijingHualian Hypermarket Co. Ltd. Class A	3,660,845	3,746
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	3,742
*	Bank of Shanghai Co. Ltd. Class A	1,103,600	3,735
^	Wasion Group Holdings Ltd.	6,776,000	3,730
	C C Land Holdings Ltd.	12,303,000	3,728
	TCL Corp. Class A	7,353,022	3,716
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,260,744	3,710
	Shandong Nanshan Aluminum Co. Ltd. Class A	7,338,395	3,696
*	Searainbow Holding Corp. Class A	567,316	3,691
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	3,665
	China Lilang Ltd.	6,018,000	3,639
	Weiqiao Textile Co.	5,709,000	3,616
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	3,593
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	3,585
	Anxin Trust Co. Ltd. Class A (XSSC)	976,954	3,581
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	3,571
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,556
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,169,201	3,550
*,^ West China Cement Ltd.		25,752,000	3,546
*	Aluminum Corp. of China Ltd. Class A	4,735,500	3,524
	Tianjin Capital Environmental Protection Group Co. Ltd.	6,541,967	3,516
*,^ North Mining Shares Co. Ltd.		156,730,000	3,504
*,2 Ozner Water International Holding Ltd.		14,585,000	3,475
*	Hangzhou Weiguang Electronic Co. Ltd. Class A	219,100	3,470
*	Glorious Property Holdings Ltd.	36,481,000	3,469
	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	3,460
*	Beijing Xinwei Technology Group Co. Ltd. Class A	1,627,766	3,455
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	3,455
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	3,454
*	Hua Han Health Industry Holdings Ltd.	50,548,000	3,453
	Daqin Railway Co. Ltd. Class A (XSSC)	3,323,570	3,439
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	3,439
	GoerTek Inc. Class A	845,003	3,396
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	3,390
	Tahoe Group Co. Ltd. Class A	1,330,114	3,375
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	6,600,310	3,372
	Avic Capital Co. Ltd. Class A (XSSC)	3,716,868	3,347
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSSC)	6,235,561	3,326
	Central China Land Media Co. Ltd. Class A	1,857,207	3,302
	Sichuan Hejia Co. Class A	1,721,088	3,288

*	Sinotrans Shipping Ltd.	16,009,500	3,278
*	China Film Co. Ltd. Class A	1,041,800	3,276
	Tianjin Teda Co. Ltd. Class A	4,023,643	3,261
	Shandong Huatai Paper Co. Ltd. Class A	3,886,792	3,246
*	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	1,097,383	3,245
^	China Singyes Solar Technologies Holdings Ltd.	6,664,000	3,239
	Bluestar Adisseo Co. Class A	1,491,041	3,230
*	Lushang Property Co. Ltd. Class A	4,115,979	3,229
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	1,799,036	3,214
	Huabei Expressway Co. Ltd. Class A	4,407,564	3,211
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	7,492,041	3,194
	Hangzhou Robam Appliances Co. Ltd. Class A	562,926	3,189
	Huaneng Power International Inc. Class A (XSSC)	3,017,592	3,186
*	Shandong Bohui Paper Industrial Co. Ltd. Class A	4,830,400	3,183
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	3,175
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	2,625,050	3,173
	Poly Culture Group Corp. Ltd.	1,401,100	3,162
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	1,441,067	3,159
	Suofeiya Home Collection Co. Ltd. Class A	386,989	3,153
*	Beijing Changjiu Logistics Corp. Class A	635,596	3,140
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	3,133
	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	3,130
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	3,127
*	China International Travel Service Corp. Ltd. Class A (Hong Kong Shares)	471,721	3,119
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	3,112
*	Bohai Financial Investment Holding Co. Ltd. Class A	3,077,122	3,109
	Sichuan Xichang Electric Power Co. Ltd. Class A	2,178,399	3,101
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	666,846	3,098
*	Nantong Square Cold Chain Equipment Co. Ltd. Class A	697,264	3,085
*	Ningbo Joyson Electronic Corp. Class A (XSHG)	682,733	3,076
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	3,076
*	Tieling Newcity Investment Holding Ltd. Class A	4,028,153	3,069
	China Quanjude Group Co. Ltd. Class A	952,758	3,061
	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,539,482	3,058
	Jiangsu Lianyungang Port Co. Ltd. Class A	3,957,225	3,048
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	3,047
*,^ China Yurun Food Group Ltd.		19,588,149	3,042
	Shenzhen O-film Tech Co. Ltd. Class A	635,730	3,026
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	3,899,232	3,026
	Luthai Textile Co. Ltd. Class A	1,702,491	3,015
	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	3,003
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	2,999
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	2,997
	Tus-Sound Environmental Resources Co. Ltd. Class A	603,916	2,993
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,981
^	Sinosoft Technology Group Ltd.	9,551,800	2,974
*,^ Sany Heavy Equipment International Holdings Co. Ltd.		16,694,000	2,973
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,972
	Guoyuan Securities Co. Ltd. Class A	1,102,850	2,970
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	4,776,514	2,968
	Changchunjingkai Group Co. Ltd. Class A	1,751,171	2,961
	China Vanke Co. Ltd. Class A	984,300	2,960
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	2,959
	Luthai Textile Co. Ltd. Class B	2,415,793	2,959
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	835,251	2,957
	Jointo Energy Investment Co. Ltd. Hebei Class A	2,249,244	2,954
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	3,002,084	2,942

*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	2,940
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	2,938
	Shanghai International Airport Co. Ltd. Class A (XSSC)	735,787	2,936
	Beijing North Star Co. Ltd. Class A (XSSC)	4,758,231	2,923
	Wintime Energy Co. Ltd. Class A (XSSC)	4,976,389	2,923
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,922
*	Tatwah Smartech Co. Ltd. Class A	1,303,958	2,920
*	Luxi Chemical Group Co. Ltd. Class A	3,613,288	2,915
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,907
	GRG Banking Equipment Co. Ltd. Class A	1,533,567	2,906
	Emei Shan Tourism Co. Class A	1,722,471	2,903
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	2,918,600	2,900
	Jinke Properties Group Co. Ltd. Class A	3,657,625	2,897
^	China All Access Holdings Ltd.	9,422,000	2,892
	Founder Securities Co. Ltd. Class A (XSSC)	2,572,813	2,890
	China National Accord Medicines Corp. Ltd. Class A	283,867	2,889
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,888
^	China Suntien Green Energy Corp. Ltd.	18,686,000	2,883
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	2,879
*	Xinjiang Tianshan Cement Co. Ltd. Class A	2,669,688	2,879
	Everbright Securities Co. Ltd. Class A (XSSC)	1,242,228	2,878
	Comba Telecom Systems Holdings Ltd.	15,251,740	2,878
*,^ Chiho-Tiande Group Ltd.		4,258,000	2,868
	Joeone Co. Ltd. Class A	1,211,177	2,849
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,601,562	2,847
	CPMC Holdings Ltd.	5,867,000	2,835
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	4,235,781	2,833
*	Kingnet Network Co. Ltd. Class A	647,444	2,828
	Northeast Securities Co. Ltd. Class A	1,604,558	2,825
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd.
	Class A	1,106,667	2,822
	Inzone Group Co. Ltd. Class A (XSHG)	1,987,631	2,807
*	Wuhan Department Store Group Co. Ltd. Class A	871,290	2,798
*	Bank of Jiangsu Co. Ltd. Class A	2,012,300	2,796
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	1,143,854	2,790
	North China Pharmaceutical Co. Ltd. Class A	3,101,060	2,787
	Shandong Pharmaceutical Glass Co. Ltd. Class A	984,990	2,787
	New Hope Liuhe Co. Ltd. Class A	2,373,324	2,774
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	10,340,000	2,771
*	Shenyang Jinbei Automotive Co. Ltd. Class A	2,404,601	2,749
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,745
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	2,741
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	3,621,309	2,731
	Anhui Heli Co. Ltd. Class A (XSSC)	1,422,063	2,730
	Iflytek Co. Ltd. Class A	696,506	2,729
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	2,727
*,^ TCL Multimedia Technology Holdings Ltd.		5,890,000	2,722
	Hytera Communications Corp. Ltd. Class A	1,454,565	2,715
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	933,661	2,699
*,^ National Agricultural Holdings Ltd.		13,660,000	2,698
*	Huaan Securities Co. Ltd. Class A	1,778,632	2,697
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	499,409	2,678
	Beijing Shiji Information Technology Co. Ltd. Class A	825,572	2,678
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,291,001	2,676
	Dalian Zeus Entertainment Group Co. Ltd. Class A	286,989	2,663
	Hefei Meiling Co. Ltd. Class A	2,685,828	2,659
	Jiangsu Changbao Steeltube Co. Ltd. Class A	1,361,327	2,658

	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	2,652
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,650
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,644
	Rainbow Department Store Co. Ltd. Class A	1,317,833	2,642
	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	2,635
*	Sichuan Meifeng Chemical IND Class A	2,010,724	2,630
	Guilin Tourism Co. Ltd. Class A	1,623,123	2,629
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSSC)	2,126,424	2,618
	Alpha Group Class A	827,701	2,589
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	2,584
	Metro Land Corp. Ltd. Class A	2,013,684	2,577
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,577
*	Jiangsu Bicon Pharmaceutical Listed Co. Class A	645,100	2,573
	Kingenta Ecological Engineering Group Co. Ltd. Class A	2,362,788	2,565
*	Bank of Guiyang Co. Ltd. Class A	1,108,565	2,565
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	2,564
	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	2,558
	Tande Co. Ltd. Class A	3,429,500	2,556
	Yonggao Co. Ltd. Class A	2,256,199	2,552
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,552
	Ajisen China Holdings Ltd.	6,358,000	2,552
	BBMG Corp. Class A (XSSC)	4,055,470	2,551
	Financial Street Holdings Co. Ltd. Class A	1,676,851	2,550
	Zhongtian Urban Development Group Co. Ltd. Class A	2,734,166	2,549
	Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	2,540
	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	2,532
	Transfar Zhilian Co. Ltd. Class A	927,422	2,530
*,^ China Water Industry Group Ltd.		13,196,000	2,528
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	450,789	2,518
^	Yashili International Holdings Ltd.	11,938,000	2,512
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	943,429	2,511
	Shenzhen Topraysolar Co. Ltd. Class A	1,937,061	2,507
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	1,035,581	2,502
	Beijing Dabeinong Technology Group Co. Ltd. Class A	2,655,387	2,501
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	2,500
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,496
	Jinzhou Port Co. Ltd. Class B	4,738,200	2,489
	Shanxi Securities Co. Ltd. Class A	1,558,546	2,480
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	2,475
*	China Communications Construction Co. Ltd. Class A	1,077,700	2,474
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,471
	Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	2,471
	Hualan Biological Engineering Inc. Class A	493,320	2,460
	Weichai Power Co. Ltd. Class A	1,523,539	2,457
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	335,400	2,456
*	Zhejiang Shenghua Biok Biology Co. Ltd. Class A	1,874,600	2,446
*	Shanghai Zhongyida Co. Ltd. Class B	4,643,648	2,442
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,441
	Sou Yu Te Group Co. Ltd. Class A	1,207,591	2,440
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	2,439
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	2,438
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	5,714,100	2,436
	Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	3,327,153	2,434
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	644,765	2,432
	Guangdong Golden Dragon Development Inc. Class A	722,300	2,424
	China Railway Erju Co. Ltd. Class A (XSHG)	1,220,600	2,421
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,153,067	2,416

	Lao Feng Xiang Co. Ltd. Class A	406,700	2,415
	AVIC Electromechanical Systems Co. Ltd. Class A	914,232	2,412
	ZTE Corp. Class A	1,094,565	2,410
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,401
	Guoxuan High-Tech Co. Ltd.	526,361	2,393
*	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	2,393
*	PW Medtech Group Ltd.	8,819,000	2,392
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,208,621	2,380
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	2,655,448	2,379
*	TOP Energy Co. Ltd-A Class A (XSHG)	2,903,744	2,379
	INESA Intelligent Tech Inc. Class B	3,144,066	2,378
	Fiyta Holdings Ltd. Class A	1,190,485	2,377
*	Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	2,369
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,798,896	2,353
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	2,350
	Youzu Interactive Co. Ltd. Class A	608,916	2,350
*	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSHG)	1,193,900	2,345
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	2,344
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,344
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,344
*	Huatian Hotel Group Co. Ltd. Class A	2,175,677	2,343
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	2,343
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,340
*	Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	2,332
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,287,693	2,329
*	Cultural Investment Holdings Co. Ltd. Class A	685,029	2,316
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	2,316
	Venustech Group Inc. Class A	779,436	2,315
	Suning Universal Co. Ltd. Class A	2,183,210	2,315
^	Dawnrays Pharmaceutical Holdings Ltd.	3,796,000	2,313
*,^ AVIC International Holding HK Ltd.		35,988,000	2,303
	Shaanxi International Trust Co. Ltd. Class A	2,682,600	2,302
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	2,301
*,^ Baoxin Auto Group Ltd.		6,806,499	2,301
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	1,368,288	2,301
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	2,300
	Sealand Securities Co. Ltd. Class A	2,444,050	2,297
*	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	2,296
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,292
*	GCL System Integration Technology Co. Ltd. Class A	3,096,400	2,285
	Qinghai Salt Lake Industry Co. Ltd. Class A	841,400	2,261
	Taiji Computer Corp. Ltd. Class A	504,001	2,260
*,^ Enerchina Holdings Ltd.		56,865,000	2,250
	Tianqi Lithium Industries Inc. Class A	447,543	2,249
	Guangzhou Echom Science & Technology Co. Ltd. Class A	1,605,500	2,249
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,922,783	2,248
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A
	(XSSC)	3,455,340	2,246
^	China Power New Energy Development Co. Ltd.	3,962,000	2,244
	Beih-Property Co. Ltd. Class A	1,927,713	2,238
	Qingling Motors Co. Ltd.	6,786,000	2,237
	Tianma Bearing Group Co. Ltd. Class A	1,367,151	2,237
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	2,235
^,2 Cosmo Lady China Holdings Co. Ltd.		7,308,000	2,234
	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	2,234
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	761,682	2,234
	Zhonglu Co. Ltd. Class B	1,084,642	2,232

	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	2,228
*	China Datang Corp. Renewable Power Co. Ltd.	25,102,000	2,224
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	1,898,367	2,223
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	1,221,500	2,222
*,^ China Chengtong Development Group Ltd.		26,228,000	2,217
	Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	2,212
	Harbin High-Tech Group Co. Class A	1,175,501	2,203
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	485,336	2,200
	Global Top E-Commerce Co. Ltd. Class A	929,940	2,198
	Jiuzhitang Co. Ltd. Class A	745,255	2,197
*	Henan Dayou Energy Co. Ltd. Class A	2,820,670	2,197
*	Jianxin Mining Co. Ltd. Class A	1,433,400	2,192
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,192
*	Guosheng Financial Holding Inc. Class A	486,624	2,190
*	Northeast Pharmaceutical Group Co. Ltd. Class A	1,446,917	2,184
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,325,283	2,180
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,685,573	2,176
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	374,447	2,173
	Future Land Holdings Co. Ltd. Class A	1,159,973	2,168
	Shanghai Pret Composites Co. Ltd. Class A	510,444	2,168
*	China Tianying Inc. Class A	2,041,714	2,166
	Zhejiang Supor Cookware Co. Ltd. Class A	428,322	2,159
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	2,155
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	2,202,583	2,152
^	First Tractor Co. Ltd.	3,440,000	2,150
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	2,150
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	3,436,397	2,146
	Shenzhen Airport Co. Ltd. Class A	1,820,428	2,142
	Holitech Technology Co. Ltd. Class A	853,198	2,137
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	502,212	2,136
	Realcan Pharmaceutical Co. Ltd. Class A	441,700	2,134
*	CECEP Solar Energy Co. Ltd. Class A	1,107,468	2,130
*	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	2,130
*	Yinyi Real Estate Co. Ltd. Class A	1,522,901	2,129
	Henan Billions Chemicals Co. Ltd. Class A	1,061,625	2,109
*	Beijing Shougang Co. Ltd. Class A	1,993,600	2,104
	Oriental Energy Co. Ltd. Class A	1,067,921	2,103
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,100
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	588,403	2,095
*	Apex Technology Co. Ltd. Class A	498,987	2,086
*	Hengdeli Holdings Ltd.	16,760,000	2,085
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,248,840	2,083
	Hesteel Co. Ltd. Class A	3,757,200	2,083
*	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	2,073
	FAWER Automotive Parts Co. Ltd. Class A	1,734,461	2,071
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	3,200,918	2,065
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	2,054
	Shanghai Jiabao Industry & Commerce Group Co. Ltd. Class A	890,172	2,053
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	2,049
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,049
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,763,230	2,047
*	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,795,350	2,046
	Tibet Tianlu Co. Ltd. Class A	1,513,422	2,043
	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	2,040
*	Dezhan Healthcare Co. Ltd. Class A	962,948	2,038
	Yintai Resources Co. Ltd. Class A	906,456	2,035
	Zhejiang Haiyue Co. Ltd. Class A (XSSC)	893,841	2,035

Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	2,034
Ningxia Qinglong Pipes Industry Co. Ltd. Class A	1,265,090	2,029
Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,028
Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	2,028
* Bank of Hangzhou Co. Ltd. Class A	691,800	2,027
China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	2,024
* Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	1,497,200	2,022
Inspur Electronic Information Industry Co. Ltd. Class A	701,449	2,019
Suzhou Victory Precision Manufacture Co. Ltd. Class A	1,805,542	2,016
2 Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	2,008
Yantai Moon Co. Ltd. Class A	941,056	2,006
* Hubei Mailyard Share Co. Ltd. Class A	787,600	2,003
Grand Industrial Holding Group Co. Ltd.	602,984	2,002
Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	1,999
Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	1,999
Tsinghua Unisplendour Co. Ltd. Class A	252,659	1,998
Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,994
* Shenyang Chemical Industry Class A	1,716,100	1,989
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,989
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,988
* Angang Steel Co. Ltd. Class A	2,266,055	1,987
* Guangxi Wuzhou Communications Co. Ltd. Class A	2,330,405	1,985
Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	1,985
* Shenzhen Kondarl Group Co. Ltd. Class A	359,999	1,985
Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	1,983
* China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	1,979
* Hangzhou Iron & Steel Co. Class A	1,702,674	1,973
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	1,970
* China Electronics Optics Valley Union Holding Co. Ltd.	18,440,000	1,964
Zhuhai Port Co. Ltd. Class A	2,213,800	1,964
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	1,962
Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	1,960
* Yunnan Coal Energy Co. Ltd. Class A	2,410,493	1,958
* Greattown Holdings Ltd. Class A	1,641,600	1,956
Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,956
TianGuang ZhongMao Co. Ltd. Class A	1,060,320	1,955
Pacific Securities Co. Ltd./The Class A (XSSC)	2,676,600	1,954
Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,476,198	1,950
Guangdong Haid Group Co. Ltd. Class A	907,167	1,950
* Shandong Buchang Pharmaceuticals Co. Ltd. Class A	158,652	1,948
Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,733,900	1,944
Luolai Lifestyle Technology Co. Ltd. Class A	1,008,394	1,940
* Contemporary Eastern Investment Co. Ltd. Class A	980,025	1,939
* China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	427,737	1,935
China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	1,930
* Sinolink Worldwide Holdings Ltd.	15,978,000	1,929
Guangzhou Guangri Stock Co. Ltd. Class A	961,200	1,928
* Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	1,927
Guangdong Advertising Group Co. Ltd. Class A	959,325	1,923
* Kaidi Ecological and Environmental Technology Co. Ltd. Class A	1,092,600	1,921
* Danhua Chemical Technology Co. Ltd. Class A	1,794,610	1,921
Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	1,920
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,886,301	1,920
Hilong Holding Ltd.	7,749,000	1,916
China World Trade Center Co. Ltd. Class A (XSSC)	724,135	1,909
Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	1,855,532	1,908
Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,907

Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,905
* Yangguang Co. Ltd. Class A	1,520,002	1,905
China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,903
Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	1,903
Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,901
Jiangxi Ganfeng Lithium Co. Ltd. Class A	500,900	1,898
* Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	1,898
Shanghai Aerospace Automobile Electromechanical Co. Class A	1,189,771	1,898
Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	415,769	1,898
Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,897
Haining China Leather Market Co. Ltd. Class A	1,252,410	1,897
* Shaanxi Coal Industry Co. Ltd. Class A	2,467,034	1,896
* Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	1,042,700	1,893
Chengdu Leejun Industrial Co. Ltd. Class A	718,961	1,893
* Sichuan Shuangma Cement Co. Ltd. Class A	564,108	1,891
Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,889
Shenzhen Feima International Supply Chain Co. Ltd. Class A	671,642	1,887
* Shanghai SMI Holding Co. Ltd. Class A (XSHG)	637,700	1,886
Yonghui Superstores Co. Ltd. Class A (XSSC)	2,549,284	1,886
Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	1,883
China CSSC Holdings Ltd. Class A (XSSC)	460,980	1,883
Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,882
Jiangsu Yoke Technology Co. Ltd. Class A	582,200	1,881
UTour Group Co. Ltd. Class A	929,925	1,879
* Jiangsu Shagang Co. Ltd. Class A	801,300	1,878
Tiangong International Co. Ltd.	13,708,000	1,875
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	973,203	1,872
Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,475,375	1,872
* Lianhua Supermarket Holdings Co. Ltd.	5,216,000	1,871
Zhejiang Semir Garment Co. Ltd. Class A	1,353,320	1,870
Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,868
* Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	677,183	1,863
* Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,863
Cachet Pharmaceutical Co. Ltd. Class A	343,843	1,862
* Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,861
* Hubei Sanxia New Building Material Co. Ltd. Class A	728,550	1,854
Infore Environment Technology Group Co. Ltd. Class A	861,399	1,843
Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,841
AVIC Jonhon OptronicTechnology Co. Ltd. Class A	316,868	1,840
Tongding Interconnection Information Co. Ltd. Class A	858,300	1,839
China CAMC Engineering Co. Ltd. Class A	553,597	1,834
* Ningbo Sanxing Electric Co. Ltd. Class A (XSSC)	1,089,936	1,833
Norinco International Cooperation Ltd. Class A	483,900	1,831
Talkweb Information System Co. Ltd. Class A	1,116,039	1,830
Youngor Group Co. Ltd. Class A (XSSC)	891,750	1,827
* China Huiyuan Juice Group Ltd.	5,344,500	1,824
* Beijing UniStrong Science & Technology Co. Ltd. Class A	252,800	1,823
Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,823
* Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,819
* Shanghai Potevio Co. Ltd. Class A	404,003	1,819
Hunan Friendship & Apollo Commercial Co. Ltd. Class A	820,500	1,818
* Sansteel Minguang Co. Ltd. Fujian Class A	945,704	1,818
China Baoan Group Co. Ltd. Class A	1,314,680	1,815
Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	1,812
Jiangsu Holly Corp. Class A	846,694	1,812
Zhejiang Weixing Industrial Development Co. Ltd. Class A	895,349	1,808
Xinjiang Zhongtai Chemical Co. Ltd. Class A	961,315	1,807

Anhui Honglu Steel Construction Group Co. Ltd. Class A	650,805	1,804
Huayi Compressor Co. Ltd. Class A	1,274,304	1,800
Jiangxi Changyun Co. Ltd. Class A	961,933	1,799
* Luoniushan Co. Ltd. Class A	1,769,907	1,798
* Dalian Dafu Enterprises Holdings Co. Ltd. Class A	2,377,436	1,797
Linewell Software Co. Ltd. Class A	137,694	1,796
Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	1,793
Joyoung Co. Ltd. Class A	682,392	1,791
Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,790
Tianjin Port Co. Ltd. Class A (XSSC)	1,213,783	1,790
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,790
Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,789
Air China Ltd. Class A (XSHG)	1,626,099	1,788
* Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,786
Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	1,784
Hangzhou Liaison Interactive Information Technology Co. Ltd. Class A	988,358	1,780
Accelink Technologies Co. Ltd. Class A	171,316	1,778
Nanjing Gaoke Co. Ltd. Class A (XSSC)	713,193	1,778
Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	1,778
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	1,775
Tianshui Huatian Technology Co. Ltd. Class A	1,076,774	1,773
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,771
* Yibin Tianyuan Group Co. Ltd. Class A	1,500,329	1,771
Jiangsu Yinhe Electronics Co. Ltd. Class A	556,784	1,769
Huaxin Cement Co. Ltd. Class A (XSSC)	1,334,003	1,768
Juli Sling Co. Ltd. Class A	1,748,726	1,762
Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,762
Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,761
Beyondsoft Corp. Class A	320,300	1,761
Leo Group Co. Ltd. Class A	855,223	1,761
Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	1,761
Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,760
* Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,112,150	1,759
Gemdale Corp. Class A (XSHG)	953,400	1,759
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,758
Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,757
First Capital Securities Co. Ltd. Class A	444,700	1,753
* Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	1,753
Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,753
Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,752
* Shangying Global Co. Ltd. Class A	337,100	1,751
* Hainan Airlines Co. Ltd. Class A (XSSC)	3,609,400	1,751
Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	1,748
Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,748
* Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,746
Hundsun Technologies Inc. Class A (XSSC)	272,220	1,742
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,479,817	1,740
Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,739
Xi'an LONGi Silicon Materials Corp. Class A (XSSC)	819,659	1,738
* Sinopec Oilfield Equipment Corp. Class A	1,040,893	1,731
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,729
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,148,411	1,727
First Tractor Co. Ltd. Class A (XSSC)	935,289	1,725
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,722
* Fujian Sunner Development Co. Ltd. Class A	652,847	1,722
China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,719
* Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,719

* Anyang Iron & Steel Inc. Class A	3,620,980	1,713
* Sinosteel Engineering & Technology Co. Ltd. Class A	668,330	1,711
Zhejiang Baoxiniao Garment Co. Ltd. Class A	2,412,700	1,710
Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,707
Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,496,964	1,706
* Sinopec Oilfield Service Corp. Class A	3,057,700	1,706
Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,705
* Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	1,704
North Electro-Optic Co. Ltd. Class A	494,561	1,703
Shenzhen Hepalink Pharmaceutical Co. Ltd. Class A	634,480	1,702
SooChow Securities Co. Ltd. Class A (XSSC)	913,430	1,701
Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,699
* Aotecar New Energy Technology Co. Ltd. Class A	744,200	1,698
Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,695
Hongfa Technology Co. Ltd. Class A (XSHG)	372,024	1,695
Beijing SDL Technology Co. Ltd. Class A	716,927	1,692
* Create Technology & Science Co. Ltd. Class A	1,136,256	1,692
Shimge Pump Industry Group Co. Ltd. Class A	855,724	1,690
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,686
* Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	1,686
Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,686
Kunming Yunnei Power Co. Ltd. Class A	1,323,027	1,685
Yifan Pharmaceutical Co. Ltd. Class A	740,303	1,684
Unigroup Guoxin Co. Ltd. Class A	374,793	1,682
Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,680
Guorui Properties Ltd.	4,925,000	1,680
Guangdong Goworld Co. Ltd. Class A	943,044	1,675
* Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,240,338	1,674
Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,084,395	1,673
Shenzhen Tagen Group Co. Ltd. Class A	1,262,881	1,669
Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,317,800	1,666
Shanghai East China Computer Co. Ltd. Class A (XSSC)	474,730	1,661
Tianma Microelectronics Co. Ltd. Class A	606,603	1,660
Meidu Energy Corp. Class A (XSSC)	2,309,881	1,658
Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,658
* Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,654
Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	1,654
* Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,653
Beijing Urban & Rural Commercial Group Co. Ltd. Class A	740,548	1,650
^ China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,647
Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	1,646
* CITIC Guoan Wine Co. Ltd. Class A	1,041,500	1,645
Foshan Nationstar Optoelectronics Co. Ltd. Class A	850,525	1,645
China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	905,240	1,643
INESA Intelligent Tech Inc. Class A	1,230,500	1,641
* Liuzhou Liangmianzhen Co. Ltd. Class A	1,080,093	1,641
Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,637
Fujian Newland Computer Co. Ltd. Class A	618,095	1,637
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,634
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	1,633
Suzhou Anjie Technology Co. Ltd. Class A	308,433	1,632
Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	1,632
* Shanghai Electric Group Co. Ltd. Class A (XSSC)	1,331,527	1,630
Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,629
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	530,809	1,626
Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,624
Muyuan Foodstuff Co. Ltd. Class A	464,814	1,619

Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,617
* China Wuyi Co. Ltd. Class A	642,570	1,617
* Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,610
Yuan Longping High-tech Agriculture Co. Ltd. Class A	547,439	1,609
* Hunan Valin Steel Co. Ltd. Class A	2,165,000	1,609
Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	1,608
China Oilfield Services Ltd. Class A	862,777	1,608
Neusoft Corp. Class A (XSSC)	593,614	1,607
Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	1,604
* Hainan Yedao Co. Ltd. Class A	919,500	1,604
Zhejiang NHU Co. Ltd. Class A	586,751	1,603
Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,602
Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	1,602
Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	1,602
Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,598
* HPGC Renmintongtai Pharmaceutical Corp. Class A	729,534	1,595
Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,594
* Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	1,593
Guangzhou Pearl River Piano Group Co. Ltd. Class A	768,101	1,592
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,592
Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,219,900	1,591
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	654,509	1,586
* China Fiber Optic Network System Group Ltd.	17,564,000	1,585
TBEA Co. Ltd. Class A (XSHG)	1,155,500	1,583
Changchai Co. Ltd. Class A	1,196,785	1,583
Harbin Boshi Automation Co. Ltd. Class A	740,755	1,581
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	863,300	1,580
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	466,881	1,578
Yonyou Network Technology Co. Ltd. Class A (XSSC)	570,162	1,577
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,574
Sieyuan Electric Co. Ltd. Class A	787,700	1,573
Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	1,572
Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,570
Anxin Trust Co. Ltd. Class A (XSHG)	428,200	1,570
* Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,568
* Fujian Dongbai Group Co. Ltd. Class A	992,900	1,568
Anhui Quanchai Engine Co. Ltd. Class A	1,043,078	1,566
Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,562
Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	1,560
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	1,559
New China Life Insurance Co. Ltd. Class A (XSSC)	232,493	1,557
Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	798,459	1,556
Kuangda Technology Group Co. Ltd. Class A	1,736,483	1,554
Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,553
Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,552
Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,551
* Loudong General Nice Resources China Holdings Ltd.	26,592,000	1,549
Dare Power Dekor Home Co. Ltd. Class A	562,739	1,547
* Kangxin New Materials Co. Ltd. Class A	1,153,880	1,543
* Tongling Nonferrous Metals Group Co. Ltd. Class A	3,066,100	1,542
Do-Fluoride Chemicals Co. Ltd. Class A	398,450	1,541
Shanghai Shibei Hi-Tech Co. Ltd. Class A	570,865	1,540
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,537
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,903,000	1,532
Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,531
Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,530
Eastcompeace Technology Co. Ltd. Class A	767,109	1,528

SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,527
Qingdao Doublestar Co. Ltd. Class A	1,264,900	1,526
Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	1,524
Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,520
GEM Co. Ltd. Class A	1,676,426	1,519
* Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	2,479,714	1,516
* Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,111,291	1,509
Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,507
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,507
Tongwei Co. Ltd. Class A (XSSC)	1,668,122	1,507
NavInfo Co. Ltd. Class A	557,650	1,507
Baida Group Co. Ltd. Class A	767,300	1,504
* Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,130,400	1,504
Huawen Media Investment Corp. Class A	962,720	1,501
Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	1,501
* Guangdong Kaiping Chunhui Co. Ltd. Class A	1,116,230	1,500
Tianjin Port Development Holdings Ltd.	9,730,000	1,496
* Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,496
Zhejiang Weixing New Building Materials Co. Ltd. Class A	646,316	1,495
Jinling Pharmaceutical Co. Ltd. Class A	758,131	1,495
* PCI-Suntek Technology Co. Ltd. Class A	1,186,910	1,493
* Shenzhen Deren Electronic Co. Ltd. Class A	505,251	1,493
* Zhejiang People Culture Co. Ltd. Class A	493,970	1,491
Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	1,489
Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,487
Xiamen Tungsten Co. Ltd. Class A (XSSC)	467,438	1,486
Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,485
Glodon Co. Ltd. Class A	732,431	1,484
* Yiwu Huading Nylon Co. Ltd. Class A	990,139	1,483
* Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,483
* Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,481
* Meisheng Cultural & Creative Corp. Ltd. Class A	307,379	1,480
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	426,071	1,479
China Gezhouba Group Co. Ltd. Class A (XSSC)	1,029,175	1,478
* Jiangsu Fengdong Thermal Technology Co. Ltd. Class A	296,900	1,478
Guangdong Tapai Group Co. Ltd. Class A	931,036	1,478
Better Life Commercial Chain Share Co. Ltd. Class A	672,220	1,475
Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,475
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,471
Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	1,470
Anhui Liuguo Chemical Co. Ltd. Class A	1,319,100	1,469
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	1,469
* Qingdao Haili Metal One Co. Ltd. Class A	332,977	1,467
* Shandong Qixing Iron Tower Co. Ltd. Class A	373,812	1,466
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	619,009	1,465
Jizhong Energy Resources Co. Ltd. Class A	1,315,107	1,464
* China Rare Earth Holdings Ltd.	17,838,800	1,462
Huafu Top Dyed Melange Yarn Co. Ltd. Class A	907,007	1,460
Shanghai Runda Medical Technology Co. Ltd. Class A	322,400	1,460
Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	742,781	1,458
Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	1,201,912	1,458
Hongda Xingye Co. Ltd. Class A	1,392,018	1,458
Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,457
Sunflower Pharmaceutical Group Co. Ltd. Class A	302,054	1,457
Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,454
* Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,453
* Guangdong Sunwill Precising Plastic Co. Ltd. Class A	343,700	1,451

	Zhejiang Juhua Co. Ltd. Class A (XSSC)	882,019	1,450
	Maoye Commericial Co. Ltd. Class A (XSSC)	1,210,937	1,448
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	750,451	1,444
*	CPT Technology Group Co. Ltd. Class A	815,956	1,443
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,721,028	1,443
	Insigma Technology Co. Ltd. Class A	728,100	1,442
	Markor International Home Furnishings Co. Ltd. Class A	745,928	1,441
*	Beijing Kingee Culture Development Co. Ltd. Class A	641,780	1,441
*	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	1,440
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,440
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,021,850	1,440
	Luyang Energy-Saving Materials Co. Ltd.	543,817	1,439
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	464,144	1,437
	Glarun Technology Co. Ltd. Class A (XSSC)	302,032	1,436
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	332,610	1,436
*	Goldenmax International Technology Ltd. Class A	538,100	1,434
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	949,415	1,434
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	1,432
*	Zhejiang Dilong Culture Development Co. Ltd. Class A	587,836	1,427
*	Changchun Sinoenergy Corp. Class A	823,800	1,425
*	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,425
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	1,425
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	563,600	1,424
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	2,827,500	1,423
	Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	1,422
*	Digital China Group Co. Ltd. Class A	450,736	1,422
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,420
	TBEA Co. Ltd. Class A (XSSC)	1,035,190	1,418
*	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,416
*	Langold Real Estate Co. Ltd. Class A	1,962,979	1,414
*	China Resource and Environment Co. Ltd. Class A	1,207,900	1,412
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,410
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	1,179,649	1,409
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	717,800	1,407
*	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,406
	Spring Airlines Co. Ltd. Class A (XSSC)	260,939	1,405
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,405
	Chongqing Road & Bridge Co. Class A	1,191,800	1,404
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	1,404
	Sinoma Science & Technology Co. Ltd. Class A	515,740	1,398
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	1,393
*	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,393
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	1,393
*	Beijing Jingxi Tourism Development Co. Ltd. Class A	520,396	1,392
	Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,392
*	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	1,389
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,388
*,^ V1 Group Ltd.		36,018,000	1,386
	Shandong Chenming Paper Holdings Ltd. Class A	794,900	1,384
	Lier Chemical Co. Ltd. Class A	707,644	1,383
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,382
	Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,380
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,379
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	695,362	1,378
*	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	708,960	1,377
	Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	1,376
	Stanley Agricultural Group Co. Ltd. Class A	860,128	1,374

*	Wuhan Iron & Steel Co. Ltd. Class A (XSHG)	2,526,701	1,371
*	Xi'an Minsheng Group Co. Ltd. Class A	1,140,210	1,368
	Wanxiang Qianchao Co. Ltd. Class A	752,015	1,368
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,368
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	1,367
	Tecon Biology Co. Ltd. Class A	1,063,904	1,366
*	Guangdong Macro Co. Ltd. Class A	864,971	1,365
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	583,100	1,363
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSSC)	1,812,542	1,362
	Tianjin Development Holdings Ltd.	2,492,000	1,361
	Eastern Communications Co. Ltd. Class B	1,942,674	1,361
	TangShan Port Group Co. Ltd. Class A (XSSC)	2,313,147	1,361
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd.
	Class A	1,132,500	1,359
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,358
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,982	1,358
	Qingdao Hanhe Cable Co. Ltd. Class A	2,264,304	1,358
*	Genimous Technology Co. Ltd. Class A	531,565	1,355
*	Chongqing Yukaifa Co. Ltd. Class A	731,800	1,351
	Guangdong Homa Appliances Co. Ltd. Class A	140,452	1,347
	Shenzhen Fenda Technology Co. Ltd. Class A	716,195	1,346
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,346
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	1,346
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,345
	Huangshan Novel Co. Ltd. Class A	584,144	1,345
*	Aurora Optoelectronics Co. Ltd. Class A (XSHG)	320,749	1,343
2	Kangda International Environmental Co. Ltd.	5,524,000	1,340
*	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	1,339
*	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	1,338
	Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,338
*	Xin Jiang Ready Health Industry Co. Ltd. Class A	816,421	1,337
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,337
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,336
	North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	1,335
*,^ Capital Environment Holdings Ltd.		42,118,000	1,335
*	Jinzhou Cihang Group Co. Ltd. Class A	594,864	1,334
*	Shanghai Yatong Co. Ltd. Class A	511,000	1,333
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,333
*	Hainan Haiyao Co. Ltd. Class A	681,800	1,330
	Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,329
	Chongqing Brewery Co. Ltd. Class A	464,151	1,329
	Haitong Securities Co. Ltd. Class A	564,115	1,328
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,325
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	1,325
*	Shandong Iron and Steel Co. Ltd. Class A	3,416,700	1,325
	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,325
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,323
	Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,321
*	Dasheng Times Cultural Investment Co. Ltd. Class A	116,000	1,321
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,320
	Dalian Refrigeration Co. Ltd. Class A	852,300	1,318
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,317
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	1,316
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,315
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,315
	Hangzhou First Pv Material Co. Ltd. Class A	196,490	1,315
	Sanquan Food Co. Ltd. Class A	896,000	1,314

China Molybdenum Co. Ltd. Class A (XSSC)	2,195,400	1,313
Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,313
Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	1,311
Shanghai Construction Group Co. Ltd. Class A (XSHG)	1,823,522	1,310
Yonghui Superstores Co. Ltd. Class A (XSHG)	1,770,600	1,310
* Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,309
* Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	197,340	1,309
Zijin Mining Group Co. Ltd. Class A (XSSC)	2,486,600	1,308
Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,307
* Dongfang Electronics Co. Ltd. Class A	1,727,250	1,306
Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	757,046	1,305
Fantasia Holdings Group Co. Ltd.	10,605,000	1,305
Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,305
Changchun High & New Technology Industries Inc. Class A	81,381	1,304
Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	1,303
* Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	1,298
Chongqing Department Store Co. Ltd. Class A	374,760	1,298
Beijing Sevenstar Electronics Co. Ltd. Class A	317,300	1,296
Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,296
Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	1,292
* Sunsea Telecommunications Co. Ltd. Class A	407,845	1,291
Lanpec Technologies Ltd. Class A	638,300	1,288
* North Huajin Chemical Industries Co. Ltd. Class A	687,903	1,288
* Tibet Summit Industry Co. Ltd. Class A	285,589	1,287
* Jilin Power Share Co. Ltd. Class A	1,452,680	1,285
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	1,285
Nanjing Redsun Co. Ltd. Class A	462,551	1,285
Shenzhen MTC Co. Ltd. Class A	894,902	1,283
Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	1,283
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,282
Jihua Group Corp. Ltd. Class A (XSSC)	1,027,040	1,281
Zhejiang Crystal-Optech Co. Ltd. Class A	485,204	1,281
* Shanghai Electric Group Co. Ltd. Class A (XSHG)	1,045,430	1,280
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,280
* Dongxing Securities Co. Ltd. Class A (Hong Kong Shares)	459,313	1,278
Anhui Huamao Textile Co. Class A	1,495,364	1,278
Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,277
Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	279,700	1,276
Sinochem International Corp. Class A (XSSC)	794,851	1,276
Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	563,667	1,275
Shijiazhuang Changshan Textile Co. Ltd. Class A	768,673	1,271
Maoye Communication and Network Co. Ltd. Class A	532,830	1,271
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	1,270
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,268
* Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,266
* China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	1,265
* XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,265
* Sailun Jinyu Group Co. Ltd. (Hong Kong Shares)	2,021,815	1,262
Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,262
Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,077,300	1,261
People.cn Co. Ltd. Class A (XSSC)	556,581	1,260
Materials Industry Zhongda Group Co. Ltd. Class A (XSSC)	808,971	1,260
Rongsheng Petro Chemical Co. Ltd. Class A	560,754	1,259
Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,257
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,255
Zhejiang Hailide New Material Co. Ltd. Class A	474,767	1,253
Hangxiao Steel Structure Co. Ltd. Class A	880,885	1,252

* Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	1,250
Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	114,822	1,249
* Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,247
* HNA Innovation Hainan Co. Ltd. Class A	1,456,300	1,246
Angel Yeast Co. Ltd. Class A (XSHG)	484,792	1,245
Black Peony Group Co. Ltd. Class A (XSSC)	983,187	1,245
Shandong Wohua Pharmaceutical Co. Ltd. Class A	584,500	1,244
* Teamax Smart City Technology Corp. Ltd. Class A	432,700	1,244
* Datang Telecom Technology Co. Ltd. Class A	561,507	1,243
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	620,700	1,241
Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	500,550	1,239
* Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,233
JPMF Guangdong Co. Ltd. Class A	794,500	1,233
Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	1,230
NARI Technology Co. Ltd. Class A (XSSC)	508,699	1,230
* Shenzhen Mason Technologies Co. Ltd. Class A	759,451	1,228
Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	1,227
Fujian Torch Electron Technology Co. Ltd. Class A	108,405	1,227
Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	1,227
Jiangsu Hongdou Industrial Co. Ltd. Class A	984,300	1,225
Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	1,225
Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,225
* AUCMA Co. Ltd. Class A	1,103,101	1,222
China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	1,220
Shandong Shanda WIT Science & Tech Co. Ltd. Class A	210,115	1,217
Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,214
Guangdong Vanward New Electric Co. Ltd. Class A	498,189	1,213
Zhejiang Daily Media Group Co. Ltd. Class A (XSHG)	477,200	1,210
Henan Pinggao Electric Co. Ltd. Class A	498,800	1,209
C&S Paper Co. Ltd. Class A	451,800	1,209
* Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	404,701	1,208
Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	281,082	1,207
* Xiamen Xiangyu Co. Ltd. Class A	749,419	1,207
Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	607,200	1,207
Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSSC)	469,788	1,205
EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	1,202
* Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,199
Shenzhen SDG Information Co. Ltd. Class A	327,081	1,199
* Shanghai DZH Ltd. Class A	1,323,241	1,198
Beijing Join-Cheer Software Co. Ltd. Class A	489,300	1,197
Focus Technology Co. Ltd. Class A	137,700	1,197
Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	1,196
Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	1,195
Hangzhou Hangyang Co. Ltd. Class A	926,150	1,195
Changchun Gas Co. Ltd. Class A	1,091,800	1,194
Huapont Life Sciences Co. Ltd. Class A	971,200	1,193
* Gosun Holding Co. Ltd.	363,924	1,192
Westone Information Industry Inc. Class A	268,237	1,191
Tellhow Sci-Tech Co. Ltd. Class A	515,100	1,190
East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,190
Baotou Huazi Industry Co. Ltd. Class A	606,000	1,190
* Jiangsu Aoyang Technology Corp. Ltd. Class A	784,900	1,190
Fujian Septwolves Industry Co. Ltd. Class A	824,109	1,189
Avic Real Estate Holding Co. Ltd. Class A	744,416	1,187
Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	1,185
Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	1,185
* Wuhan Iron & Steel Co. Ltd. Class A (XSSC)	2,183,860	1,185

*	Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	1,184
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	1,184
	Dalian Tianbao Green Foods Co. Ltd. Class A	679,700	1,183
*	Vatti Corp. Ltd. Class A	320,312	1,180
	Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,179
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,177
*	Kee Ever Bright Decorative Technology Co. Ltd. Class A	117,217	1,177
	Suzhou Good-Ark Electronics Co. Ltd. Class A	925,800	1,177
	Sinodata Co. Ltd. Class A	212,735	1,175
*	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	1,175
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,035,740	1,175
	Canny Elevator Co. Ltd. Class A	578,496	1,174
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	624,067	1,174
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	1,172
	Huagong Tech Co. Ltd. Class A	536,500	1,172
	XJ Electric Co. Ltd. Class A	443,400	1,170
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,169
^	Phoenix Satellite Television Holdings Ltd.	6,736,000	1,168
*	Zhongrun Resources Investment Corp. Class A	867,700	1,167
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	413,228	1,167
*	Topchoice Medical Investment Corp. Class A	263,079	1,167
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	1,166
*,^ China Dynamics Holdings Ltd.		30,680,000	1,165
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,163
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	1,163
	Guangdong Chj Industry Co. Ltd. Class A	727,900	1,160
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,158
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	870,083	1,157
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,157
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	1,156
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	1,156
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	1,155
*	Hunan Jinjian Cereals Industry Co. Class A	1,176,000	1,152
*	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	1,152
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,152
*	Shandong Tyan Home Co. Ltd. Class A (XSHG)	576,500	1,151
	CECEP Wind-Power Corp. Class A (XSSC)	969,347	1,148
	Mingsheng Holdings Co. Ltd. Class A	642,355	1,148
	Sundiro Holding Co. Ltd. Class A	1,009,900	1,148
*	Xinjiang Youhao Group Co. Ltd. Class A	767,100	1,147
	An Hui Wenergy Co. Ltd. Class A	1,093,644	1,146
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	1,145
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	340,049	1,145
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,144
	China Aerospace Times Electronics Co. Ltd. Class A	462,080	1,143
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,143
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	1,142
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	375,986	1,141
	Shenzhen Desay Battery Technology Co. Class A	184,400	1,141
*	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	1,140
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	1,139
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	1,137
*	Shanghai AJ Group Co. Ltd. Class A (XSHG)	566,300	1,137
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	1,137
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	378,189	1,136
*	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	1,136
*	Palm Eco-Town Development Co. Ltd. Class A	908,403	1,136

Jiangsu Sainty Corp. Ltd. Class A	797,700	1,135
Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	1,134
Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	1,134
Jiangxi Copper Co. Ltd. Class A	374,244	1,133
* MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	1,132
Shenzhen Danbond Technology Co. Ltd. Class A	297,762	1,132
China Zhenhua Group Science & Technology Co. Ltd. Class A	432,542	1,130
* Shandong Xinchao Energy Co. Ltd. Class A	2,095,700	1,130
GEPIC Energy Development Co. Ltd. Class A	551,040	1,129
* China Union Holdings Ltd. Class A	937,300	1,129
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,127
* Chengdu Taihe Health Technology Group Inc. Ltd. Class A	630,400	1,126
Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	395,400	1,126
* Shandong Lukang Pharma Class A	816,700	1,125
Changzhou Qianhong Biopharma Co. Ltd. Class A	1,146,300	1,123
* Minmetals Development Co. Ltd. Class A (XSHG)	508,486	1,123
* China Dalian International Cooperation Group Holdings Ltd. Class A	295,100	1,122
Org Packaging Co. Ltd. Class A	897,007	1,120
* Zhejiang Dragon Pipe Manufacturing Co. Ltd. Class A	459,525	1,120
Shandong Shengli Co. Class A	821,977	1,119
Jiangsu High Hope International Group Corp. Class A	916,300	1,118
* Royal Group Co. Ltd. Class A	593,878	1,117
* Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,117
* Shanghai Potevio Co. Ltd. Class B	887,700	1,116
Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	1,115
Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	815,775	1,115
* LingNan Landscape Co. Ltd. Class A	316,500	1,114
* Mingfa Group International Co. Ltd.	4,570,000	1,113
* Nuode Investment Co. Ltd. Class A	773,000	1,112
Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	1,110
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	319,689	1,110
* Infund Holding Co. Ltd.	873,334	1,109
Chenzhou City Jingui Silver Industry Co. Ltd. Class A	363,400	1,109
Jiangsu Etern Co. Ltd. Class A	796,900	1,108
Shenzhen Zhenye Group Co. Ltd. Class A	878,400	1,107
Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	1,106
Nantong Jianghai Capacitor Co. Ltd. Class A	449,345	1,105
* Hunan Gold Corp. Ltd. Class A	665,040	1,104
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,104
Taihai Manoir Nuclear Equipment Co. Ltd. Class A	147,498	1,104
Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	660,600	1,104
Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	885,700	1,103
* Tech Pro Technology Development Ltd.	49,862,000	1,103
Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,102
Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	1,101
YanTai Shuangta Food Co. Ltd. Class A	815,400	1,101
Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	1,101
* Hunan Aihua Group Co. Ltd. Class A	225,620	1,101
China Jushi Co. Ltd. Class A (XSSC)	742,638	1,097
China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	1,096
Daye Special Steel Co. Ltd. Class A	556,300	1,096
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	910,252	1,094
Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,094
* Ground Food Tech Co. Ltd. Class A	730,743	1,094
* Yihua Healthcare Co. Ltd. Class A	253,040	1,093
* Zhongzhu Healthcare Holding Co. Ltd. Class A	378,843	1,092
Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	1,092

	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	1,091
	Wanxiang Doneed Co. Ltd. Class A	459,048	1,091
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,090
	Changyuan Group Ltd. Class A (XSHG)	522,960	1,089
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,087
*	Saturday Co. Ltd. Class A	413,568	1,085
*	Beijing Soft Rock Investment Group Corp. Class A	440,067	1,085
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	1,085
	Sailun Jinyu Group Co. Ltd.	1,737,560	1,084
	Xiamen Port Development Co. Ltd. Class A	739,716	1,084
*	Jiajia Food Group Co. Ltd. Class A	1,089,263	1,083
	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,210,308	1,082
*,^ Greenland Hong Kong Holdings Ltd.		4,864,000	1,080
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	1,078
	Hangzhou Boiler Group Co. Ltd. Class A	539,015	1,077
	Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	1,075
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	912,010	1,075
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	1,075
*	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	1,069
*	Wisesoft Co. Ltd. Class A	247,414	1,068
	Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	485,543	1,068
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,068
*	China Security & Fire Co. Ltd. Class A (XSSC)	421,300	1,068
	Han's Laser Technology Industry Group Co. Ltd. Class A	327,400	1,066
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	194,117	1,064
	MYS Group Co. Ltd.	789,767	1,063
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	1,062
	Daheng New Epoch Technology Inc. Class A	518,400	1,062
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	352,200	1,061
	STO Express Co. Ltd. Class A	266,921	1,059
	Fujian Star-net Communication Co. Ltd. Class A	369,581	1,059
	Henan Senyuan Electric Co. Ltd. Class A	379,562	1,058
	Wangfujing Group Co. Ltd. Class A (XSSC)	446,851	1,058
	Yotrio Group Co. Ltd. Class A	994,750	1,057
*	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	1,055
	Shenzhen Clou Electronics Co. Ltd. Class A	826,100	1,055
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	1,055
*	Hengyi Petrochemical Co. Ltd. Class A	500,114	1,053
*	Maanshan Dingtai Rare Earth&New Material Co. Ltd. Class A	172,600	1,050
	Huaxin Cement Co. Ltd. Class B	1,445,800	1,050
	Gohigh Data Networks Technology Co. Ltd. Class A	612,100	1,050
	Addsino Co. Ltd. Class A	464,700	1,048
	Shanghai Xin Nanyang Co. Ltd. Class A	266,349	1,048
	Guizhou Space Appliance Co. Ltd. Class A	285,320	1,045
*	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (Hong
	Kong Shares)	324,669	1,045
*	Harbin Air Conditioning Co. Ltd. Class A	590,300	1,045
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,044
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
	(XSSC)	443,776	1,042
	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	1,042
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	1,042
*	JS Corrugating Machinery Co. Ltd. Class A	441,096	1,041
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	1,041
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	1,040
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	1,040
*	Shenghe Resources Holding Co. Ltd. Class A	621,900	1,040

Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	312,079	1,039
* Guanghui Energy Co. Ltd. Class A (XSHG)	1,637,925	1,039
Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	1,437,500	1,038
Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	681,900	1,038
Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	1,037
Sichuan Chengfei Integration Technology Corp. Class A	216,379	1,034
* Jiangsu Sopo Chemical Co. Class A	571,400	1,031
* Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	1,363,912	1,030
Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	1,029
* Huaming Power Equipement Co. Ltd. Class A	505,362	1,028
Xiamen Xindeco Co. Ltd. Class A	486,051	1,027
CMST Development Co. Ltd. Class A (XSSC)	779,838	1,027
Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	325,610	1,027
* Hanwang Technology Co. Ltd. Class A	333,500	1,027
* Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	1,026
* MIE Holdings Corp.	10,522,000	1,025
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	1,025
Qiaqia Food Co. Ltd. Class A	440,621	1,024
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,022
Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	1,021
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	1,021
Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,021
Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,020
* Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	1,019
Changyuan Group Ltd. Class A (XSSC)	488,983	1,018
China CSSC Holdings Ltd. Class A (XSHG)	249,270	1,018
* Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	1,018
* Yunnan Copper Co. Ltd. Class A	447,200	1,017
Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	1,017
Valiant Co. Ltd. Class A	204,100	1,017
Beijing Capital Co. Ltd. Class A (XSSC)	1,674,743	1,016
Yunnan Tourism Co. Ltd. Class A	586,599	1,015
* CASIN Guoxing Property Development Co. Ltd.	849,801	1,015
Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,014
* Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	1,012
China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,012
Shanghai Kehua Bio-Engineering Co. Ltd. Class A	352,700	1,011
Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,010
* Zhongtong Bus & Holding Co. Ltd. Class A	470,700	1,009
* Gansu Dunhuang Seed Co. Ltd. Class A	819,370	1,005
Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	1,004
Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	1,004
COFCO Property Group Co. Ltd. Class A	844,131	1,004
* China CIFCO Investment Co. Ltd. Class A	263,200	1,004
* DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	1,004
HNA Investment Group Co. Ltd. Class A	1,371,500	1,002
* Guomai Technologies Inc. Class A	680,179	1,002
Shanghai Join Buy Co. Ltd. Class A	421,900	1,002
* Dynavolt Renewable Power Technology Co. Ltd. Class A	220,922	1,001
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	1,001
YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	1,000
* Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	999
Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	647,616	999
Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	839,436	998
* Landing International Development Ltd.	121,540,000	996
* Shenzhen Huakong SEG Co. Ltd. Class A	858,900	996
Shenzhen Invt Electric Co. Ltd. Class A	844,252	996

	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	996
*	Lanhai Medical Investment Co. Ltd. Class A	605,722	995
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	720,954	995
	Tungkong Inc. Class A	245,184	995
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	995
	Hainan Ruize New Building Material Co. Ltd. Class A	255,568	994
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,001,432	994
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	994
	AVIC Helicopter Co. Ltd. Class A (XSSC)	131,603	994
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	505,614	993
	SDIC Essence Holdings Co. Ltd. Class A	439,500	992
	Hefei Meiya Optoelectronic Technology Inc. Class A	358,050	991
	YGSOFT Inc. Class A	546,115	990
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	990
	Xian International Medical Investment Co. Ltd. Class A	860,950	989
*	Zhejiang NetSun Co. Ltd. Class A	170,500	989
*	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	988
	Xiwang Foodstuffs Co. Ltd. Class A	306,500	987
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	987
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	552,395	985
*	Shijiazhuang Dongfang Energy Co. Ltd. Class A	493,128	984
*	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	223,943	984
*	Jiangsu Dagang Co. Ltd. Class A	423,089	984
	Beijing New Building Materials plc Class A	623,500	982
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	981
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	979
*,^ Wisdom Sports Group		3,382,000	979
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	979
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	979
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	979
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	978
*	Yunnan Tin Co. Ltd. Class A	476,300	977
	Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	460,600	977
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	553,215	977
*	Wuhan DDMC Culture Co. Ltd. Class A	437,950	975
	Dalian Refrigeration Co. Ltd. Class B	1,259,701	974
	Leaguer Stock Co. Ltd. Class A	381,017	973
	Zhe Jiang Kangsheng Co. Ltd. Class A	688,800	971
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	971
*	Ningbo Bird Co. Ltd. Class A	774,100	970
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	970
*	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	969
	Xinzhi Motor Co. Ltd. Class A	262,300	968
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	967
	Hunan Huasheng Co. Ltd. Class A	610,598	966
	Shunfa Hengye Corp. Class A	1,413,801	966
	Hengbao Co. Ltd. Class A	620,300	965
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	964
	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSSC)	580,256	963
	Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	962
*	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	961
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	961
*	Shenzhen Glory Medical Co. Ltd. Class A	351,886	960
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	427,494	960
*	Huaxun Fangzhou Co. Ltd.	408,600	960
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	960
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	958

Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	958
* Pengxin International Mining Co. Ltd. Class A	879,207	958
Guangdong Mingzhu Group Co. Ltd. Class A	387,024	957
TongFu Microelectronics Co. Ltd. Class A	644,588	957
* TOP Energy Co. Ltd-A Class A (XSSC)	1,166,372	956
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	954
Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	954
Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	953
* Jiangsu Sunshine Co. Ltd. Class A	1,561,100	952
Vtron Group Co. Ltd. Class A	468,923	951
Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	951
Anhui Jianghuai Automobile Co. Ltd. Class A (XSHG)	534,301	951
Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	950
* Dalian Friendship Group Class A	491,252	948
* Eastern Pioneer Driving School Co. Ltd. Class A	160,654	946
Xiamen Kingdomway Group Co. Class A	462,900	946
* Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	945
Guangdong Nan Yang Cable Group Holding Co. Ltd. Class A	386,300	944
Shanghai STEP Electric Corp. Class A	503,347	943
Jiangling Motors Corp. Ltd. Class A	234,298	942
* Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	942
Yueyang Xingchang Petrochemical Class A	218,050	942
* Join. in Holding Co. Ltd. Class A	348,500	940
* Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	940
Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	940
* Henan Thinker Automatic Equipment Co. Ltd. Class A (XSSC)	104,239	940
Sichuan Swellfun Co. Ltd. Class A	347,502	939
Shanghai Lansheng Corp. Class A (XSSC)	238,891	939
* Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	939
* PKU Healthcare Corp. Ltd. Class A	476,696	938
Zhongnan Red Culture Group Co. Ltd. Class A	429,800	937
FAW CAR Co. Ltd. Class A	589,943	937
* Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	936
Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	935
Jangho Group Co. Ltd. Class A (XSSC)	616,507	935
Qianjiang Water Resources Development Co. Ltd. Class A	521,300	934
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSSC)	819,425	934
* Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	933
* Renhe Pharmacy Co. Ltd. Class A	941,747	933
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	933
* Yunnan Aluminium Co. Ltd. Class A	943,800	932
Cosmos Group Co. Ltd. Class A	876,400	932
Xinxing Ductile Iron Pipes Co. Ltd. Class A	1,266,700	931
* Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	931
* Guangdong Highsun Group Co. Ltd. Class A	1,356,380	930
* Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	930
* Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	566,508	928
* Bus Online Co. Ltd.	222,694	926
* Shenzhen Click Technology Co. Ltd. Class A	257,800	926
Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	925
Zhonghong Holding Co. Ltd. Class A	2,423,300	922
* Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	922
Hebei Chengde Lolo Co. Class A	559,720	922
Hangzhou Zhongheng Electric Co. Ltd. Class A	325,667	921
* Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	78,500	920
Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	919
Sundy Land Investment Co. Ltd. Class A	1,220,600	919

^ Boer Power Holdings Ltd.	2,418,000	919
Haima Automobile Group Co. Ltd. Class A	1,131,800	918
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	386,900	918
* Fujian Rongji Software Co. Ltd. Class A	500,500	918
* Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	510,148	917
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	917
Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	917
* Zhejiang Rifa Precision Machinery Co. Ltd. Class A	561,702	917
Ningbo Shanshan Co. Ltd. Class A (XSSC)	497,723	916
* New Huadu Supercenter Co. Ltd. Class A	589,800	916
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	560,500	914
* Shenzhen Kstar Science And Technology Co. Ltd. Class A	330,003	914
Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	913
* Shandong Humon Smelting Co. Ltd. Class A	550,100	911
Long Yuan Construction Group Co. Ltd. Class A (XSSC)	566,024	910
South Huiton Co. Ltd. Class A	423,300	910
Digital China Information Service Co. Ltd. Class A	311,643	910
Shanghai Shimao Co. Ltd. Class A (XSHG)	871,306	909
Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	369,100	909
* Jiangsu Youli Investment Holding Co. Ltd. Class A	527,000	908
Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	907
* Fujian Cement Inc. Class A (XSHG)	612,500	907
* Shanxi Meijin Energy Co. Ltd. Class A	508,015	907
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	905
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	905
Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	904
Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	904
Chongqing Dima Industry Co. Ltd. Class A	868,700	904
* Guangzhou Guangri Stock Co. Ltd. Class A (Hong Kong Shares)	450,352	903
Whirlpool China Co. Ltd. Class A	599,150	903
* Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	899
Jiangsu Aucksun Co. Ltd. Class A	653,250	898
Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	898
* Baotailong New Materials Co. Ltd. Class A	820,700	896
* Orient Group Inc. Class A (XSSC)	861,300	896
PetroChina Jinhong Energy Investment Co. Ltd. Class A	372,375	895
GITI Tire Corp. Class A	219,400	889
* China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	887
Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	887
* Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	886
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	886
* Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	505,939	884
* Weichai Heavy Machinery Co. Ltd. Class A	398,324	883
Chengdu Santai Holding Group Co. Ltd. Class A	800,731	879
China National Medicines Corp. Ltd. Class A (XSHG)	185,586	877
* Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	877
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	372,500	876
Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	875
AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	874
China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	874
Zhongli Science & Technology Group Co. Ltd. Class A	436,400	874
Jilin Forest Industry Co. Ltd. Class A	535,502	872
Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	871
Sanlux Co. Ltd. Class A	412,600	871
Youngor Group Co. Ltd. Class A (XSHG)	424,800	871
Lingyuan Iron & Steel Co. Ltd. Class A	2,019,700	869
JCHX Mining Management Co. Ltd. Class A (XSHG)	337,920	868

Shenzhen Jinjia Group Co. Ltd. Class A	597,600	868
China Meheco Co. Ltd. Class A (XSSC)	281,360	868
Harbin Hatou Investment Co. Ltd. Class A	585,669	868
* Aerospace Hi-Tech Holdings Grp Ltd. Class A	162,987	868
Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	651,251	867
* Hangzhou Cable Co. Ltd. Class A	505,100	865
Hubei Chutian Expressway Co. Ltd. Class A	1,026,400	864
Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	864
Qiming Information Technology Co. Ltd. Class A	478,073	863
Industrial Securities Co. Ltd. Class A (XSHG)	760,890	863
Orient Securities Co. Ltd. Class A (XSHG)	390,100	862
* Sichuan Hongda Co. Ltd. Class A	972,800	862
Camel Group Co. Ltd. Class A (XSSC)	367,658	861
Zhejiang Longsheng Auto Parts Co. Ltd. Class A	159,900	860
* Ningbo Jifeng Auto Parts Co. Ltd. Class A	323,344	860
* Guangdong Chaohua Technology Co. Ltd. Class A	809,488	859
* Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	858
Xinjiang International Industry Co. Ltd. Class A	688,237	858
Guirenniao Co. Ltd. Class A (XSSC)	191,699	857
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	857
Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	856
* Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	856
Sichuan Tuopai Shede Wine Co. Ltd. Class A	254,113	855
* Ciwen Media Co. Ltd.	147,292	855
* Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	855
Guoguang Electric Co. Ltd. Class A	459,400	855
* Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	854
* Launch Tech Co. Ltd.	794,500	854
Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	853
Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	375,700	853
Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	852
United Electronics Co. Ltd. Class A	324,587	852
* Fangda Carbon New Material Co. Ltd. Class A (XSSC)	652,100	851
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	442,875	851
Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	850
China National Software & Service Co. Ltd. Class A (XSSC)	242,434	850
* Shandong Longlive Bio-Technology Co. Ltd. Class A	564,000	849
* Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	848
Zhejiang Runtu Co. Ltd. Class A	385,101	848
Chongqing Zaisheng Technology Corp. Ltd. Class A	346,702	845
Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	844
Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	844
Zhejiang Golden Eagle Co. Ltd. Class A	492,600	844
* Jiangsu Zongyi Co. Ltd. Class A	611,800	843
* Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	843
Dawning Information Industry Co. Ltd. Class A (XSSC)	232,582	843
Xiamen International Port Co. Ltd.	4,320,000	841
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	146,821	841
Loncin Motor Co. Ltd. Class A (XSSC)	258,000	840
* Beijing Bewinner Communications Co. Ltd. Class A	316,232	840
Wanhua Chemical Group Co. Ltd. Class A (XSSC)	236,439	837
Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	836
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	836
Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	474,799	835
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	835
Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	834
* Shenzhen Zowee Tech Co. Ltd. Class A	575,635	834

	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	833
	Gansu Mogao Industrial Development Co. Ltd. Class A	425,300	833
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	833
	Chongqing Gangjiu Co. Ltd. Class A	802,300	832
	Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	286,400	831
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	577,276	829
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	828
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	828
*	Visual China Group Co. Ltd. Class A	323,812	827
*	China Calxon Group Co. Ltd. Class A	788,400	826
	Colour Life Services Group Co. Ltd.	1,260,000	825
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	825
	Skyworth Digital Co. Ltd. Class A	423,200	824
	Jiangsu Fasten Co. Ltd. Class A	505,700	822
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	820
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	820
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
	(XSHG)	613,200	820
	Hainan Strait Shipping Co. Ltd. Class A	382,400	819
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	819
*	Elec-Tech International Co. Ltd. Class A	968,445	818
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	817
*	Huludao Zinc Industry Co. Class A	943,200	816
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	816
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	816
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	423,300	815
*	Befar Group Co. Ltd. Class A (XSSC)	827,456	815
*	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	814
*	Hongbaoli Group Corp. Ltd. Class A	714,859	811
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	811
	Sanxiang Impression Co. Ltd. Class A	645,800	809
	China TransInfo Technology Co. Ltd. Class A	425,300	808
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	807
*	DEA General Aviation Holding Co. Ltd. Class A	240,200	807
	Juneyao Airlines Co. Ltd. Class A	233,528	806
*	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	806
	Chengzhi Co. Ltd. Class A	357,628	806
	Aerosun Corp. Class A (XSSC)	276,162	805
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	805
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	803
*	Haoxiangni Jujube Co. Ltd. Class A	173,175	803
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	803
	China Meheco Co. Ltd. Class A (XSHG)	260,100	802
	Befar Group Co. Ltd. Class A (XSHG)	814,262	802
	Zhonglu Co. Ltd. Class A (XSSC)	189,037	802
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	802
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	802
	263 Network Communications Co. Ltd. Class A	545,388	802
*	Guangbo Group Stock Co. Ltd. Class A	341,195	801
	Tongkun Group Co. Ltd. Class A (XSSC)	347,785	799
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	799
*	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	798
	Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	511,810	797
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	795
	Beijing Aerospace Changfeng Co. Ltd. Class A	188,987	794
*	Telling Telecommunication Holding Co. Ltd. Class A	483,900	794
*,^ China Public Procurement Ltd.		90,296,000	793

* Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSSC)	416,916	792
Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	792
Nanjing Yunhai Special Metals Co. Ltd. Class A	307,617	790
Shanghai Huayi Group Corp. Ltd. Class A	449,976	790
* Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	790
* Shandong Jinling Mining Co. Ltd. Class A	584,300	789
* Rongyu Group Co. Ltd. Class A	395,857	787
* Shanghai Zhongyida Co. Ltd. Class A	527,500	785
* Zhonghe Co. Ltd. Class A	404,301	785
V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	784
Zhejiang Wanma Co. Ltd. Class A	383,972	783
Nanjing Central Emporium Class A (XSSC)	693,445	783
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	782
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	780
* Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,170	778
China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	778
* Advanced Technology & Materials Co. Ltd. Class A	501,000	778
Pubang Landscape Architecture Co. Ltd. Class A	897,097	773
^ Minmetals Land Ltd.	6,472,000	772
* China Hi-Tech Group Co. Class A (XSHG)	449,600	771
* China First Heavy Industries Class A (XSHG)	1,200,650	770
* Hainan Expressway Co. Ltd. Class A	1,056,400	770
Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	769
* Xining Special Steel Co. Class A	906,600	769
Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	766
Shanghai Dragon Corp. Class A	364,000	766
* Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd.
Class A	471,000	765
* North Industries Group Red Arrow Co. Ltd. Class A	329,544	765
* Sichuan Golden Summit Group Class A	314,600	764
* Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	764
Hubei Broadcasting & Television Information Network Co. Ltd. Class A	372,800	762
China Sports Industry Group Co. Ltd. Class A (XSSC)	219,000	760
Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	760
Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	760
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	759
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	759
* China Minsheng Drawin Technology Group Ltd.	22,680,000	758
* Steyr Motors Co. Ltd. Class A	519,800	757
* Shenzhen Textile Holdings Co. Ltd. Class A	361,875	756
Ningbo Marine Co. Ltd. Class A	938,000	753
Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	753
* Henan Zhongfu Industry Co. Ltd. Class A	861,000	753
Beijing WKW Automotive Parts Co. Ltd. Class A	326,488	752
Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	751
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	750
* Tongyu Communication Inc. Class A	121,650	749
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	753,800	748
* Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	748
Bright Oceans Inter-Telecom Corp. Class A (XSSC)	413,502	747
Hisense Electric Co. Ltd. Class A (XSSC)	295,362	747
Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	746
Neusoft Corp. Class A (XSHG)	275,400	746
* Baotou Beifang Chuangye Co. Ltd. Class A	352,000	745
Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	745
Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	744
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	743

* Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	742
Jiangsu Huifeng Agrochemical Co. Ltd. Class A	1,096,279	742
* Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	329,200	739
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	891,301	735
* Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	734
ZhongYeDa Electric Co. Ltd. Class A	395,000	733
Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	733
Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	730
COFCO Tunhe Co. Ltd. Class A	421,800	730
* Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	729
AVIC Aero-Engine Controls Co. Ltd. Class A	196,500	728
* Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	127,100	728
Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	727
Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	727
Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	139,200	726
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	726
Hundsun Technologies Inc. Class A (XSHG)	113,400	726
* China Hainan Rubber Industry Group Co. Ltd. Class A (XSHG)	655,100	726
* Luyin Investment Group Co. Ltd. Class A	515,800	725
China Security & Fire Co. Ltd. Class A (XSHG)	286,000	725
* Hongbo Co. Ltd. Class A	239,100	723
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	722
CITIC Securities Co. Ltd. Class A (XSHG)	302,500	722
* Tibet Mineral Development Co. Class A	291,700	720
* Beingmate Baby & Child Food Co. Ltd. Class A	387,500	720
Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	718
* China First Heavy Industries Class A (XSSC)	1,118,300	717
* Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	717
* Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	717
Shanghai Belling Co. Ltd. Class A (XSSC)	350,844	717
* Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	716
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	716
* Aurora Optoelectronics Co. Ltd. Class A (XSSC)	170,889	715
Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	714
Zhejiang Jingu Co. Ltd. Class A	327,907	712
SooChow Securities Co. Ltd. Class A (XSHG)	382,200	712
Invengo Information Technology Co. Ltd. Class A	473,000	711
Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	709
Anhui Sinonet & Xonglong Science & Technology Co. Ltd.	375,002	708
Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	707
Guangdong Shaoneng Group Co. Ltd. Class A	591,240	707
* Shenzhen Selen Science & Technology Co. Ltd. Class A	275,000	706
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A
(XSHG)	1,085,600	706
Guangdong Delian Group Co. Ltd. Class A	634,135	706
* Shenzhen Center Power Tech Co. Ltd. Class A	252,250	705
China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	705
Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	704
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	704
Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	205,566	703
Changzheng Engineering Co. Ltd. Class A (XSSC)	171,551	701
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	701
* Qinqin Foodstuffs Group Cayman Co. Ltd.	2,215,980	701
Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	159,900	700
* Andon Health Co. Ltd. Class A	324,156	700
* Nanning Sugar Industry Co. Ltd. Class A	296,059	700
Real Nutriceutical Group Ltd.	8,797,000	700

* Zhejiang Founder Motor Co. Ltd. Class A	222,698	700
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	700
Western Mining Co. Ltd. Class A (XSHG)	613,700	699
China Merchants Land Ltd.	4,948,000	699
Guangzhou Development Group Inc. Class A (XSHG)	427,000	698
Jinzhou Port Co. Ltd. Class A	1,144,371	695
Air China Ltd. Class A (XSSC)	630,438	693
Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	693
Bros Eastern Co. Ltd. Class A (XSHG)	778,810	691
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	690
* Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	690
Xinjiang Urban Construction Group Co. Ltd. Class A (XSHG)	449,600	688
Beijing GeoEnviron Engineering & Technology Inc. Class A	163,200	684
Aerospace Communications Holding Group Co. Ltd. Class A	256,319	684
* Guangdong Kinlong Hardware Products Co. Ltd. Class A	102,400	683
* IRICO Display Devices Co. Ltd. Class A	574,500	682
* ZYNP Corp. Class A	447,900	682
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	432,373	681
Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	680
* Guangxi Guitang Group Co. Class A	489,148	677
Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	676
* Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	983,303	675
SDIC Essence Holdings Co. Ltd. Class A (Hong Kong Shares)	298,900	675
Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	147,800	674
Zhefu Holding Group Co. Ltd. Class A	862,700	673
Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	671
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	474,000	671
Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	670
Qingdao Citymedia Co. Ltd. Class A	424,800	670
Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	669
Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	669
Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	164,300	668
Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	668
Baoji Titanium Industry Co. Ltd. Class A	233,400	668
* Hareon Solar Technology Co. Ltd. Class A	2,013,300	668
* Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	667
Sinochem International Corp. Class A (XSHG)	414,700	666
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	707,781	665
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	664
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	663
* Tianjin Songjiang Co. Ltd. Class A	685,700	662
* Blackcow Food Co. Ltd. Class A	273,150	661
Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	622,738	660
Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	660
* Innuovo Technology Co. Ltd. Class A	676,055	659
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	658
Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	657
Mesnac Co. Ltd. Class A	438,189	657
Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	657
* Orient Group Inc. Class A (XSHG)	631,900	657
Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	657
* China Grand Automotive Services Co. Ltd. Class A (XSHG)	492,900	656
Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	656
Greatoo Intelligent Equipment Inc.	1,407,600	655
Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,710	654
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	654
Fiyta Holdings Ltd. Class B	681,898	653

Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	653
* China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	653
Xilong Scientific Co. Ltd.	282,775	653
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	652
* Zhejiang Guangsha Co. Ltd. Class A	706,650	652
* Shenzhen Aisidi Co. Ltd. Class A	352,100	652
Guangdong Rongtai Industry Co. Ltd. Class A	540,200	650
First Tractor Co. Ltd. Class A (XSHG)	352,300	650
* Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	648
Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	265,300	647
China Jushi Co. Ltd. Class A (XSHG)	437,360	646
* Chunghsin Technology Group Co. Ltd. Class A	225,463	646
* Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	644
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	643
Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	643
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	642
* Lander Sports Development Co. Ltd. Class A	299,300	642
Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	641
* EverChina International Holdings Co. Ltd.	15,830,669	640
* Zhejiang Great Southeast Co. Ltd. Class A	1,101,400	636
Sino-Platinum Metals Co. Ltd. Class A (XSSC)	190,878	635
Shanghai New World Co. Ltd. Class A (XSSC)	314,400	635
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	635
China Wafer Level CSP Co. Ltd. Class A (XSHG)	157,400	633
* Sichuan Guodong Construction Co. Ltd.	757,300	632
SDIC Power Holdings Co. Ltd. Class A (XSSC)	631,993	631
China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	629
CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	628
Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	627
* Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	626
Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	625
Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	420,486	621
* Shantui Construction Machinery Co. Ltd. Class A	722,635	618
Welling Holding Ltd.	3,064,000	618
Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	617
* Tianjin Tianhai Investment Co. Ltd. Class A	527,800	617
* YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	644,700	616
CTS International Logistics Corp. Ltd. Class A	450,986	616
CMST Development Co. Ltd. Class A (XSHG)	467,300	615
* Western Region Gold Co. Ltd. Class A	194,400	614
Zhejiang Daily Media Group Co. Ltd. Class A (XSSC)	241,888	613
Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	613
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	128,400	612
Rongan Property Co. Ltd. Class A	814,200	611
* JiuGui Liquor Co. Ltd. Class A	217,000	610
* Sichuan Haite High-tech Co. Ltd. Class A	302,880	609
Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	607
Sinoma International Engineering Co. Class A (XSSC)	595,223	606
* Dongyue Group Ltd.	3,428,000	605
* Shenzhen Comix Group Co. Ltd. Class A	197,593	605
Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	605
Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	604
* Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	580,800	604
Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	602
Pacific Securities Co. Ltd./The Class A (XSHG)	821,535	600
Ningbo Yunsheng Group Co. Ltd. Class A (XSSC)	210,795	599
Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	597

Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	594
Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSSC)	696,286	589
Changchai Co. Ltd. Class B	954,342	589
Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	589
Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	588
Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	587
Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	587
* Huawei Culture Co. Ltd. Class A	348,240	587
Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	586
Xiamen ITG Group Corp. Ltd. Class A (XSSC)	478,674	585
Huayi Electric Co. Ltd. Class A (XSHG)	364,092	585
Loncin Motor Co. Ltd. Class A (XSHG)	179,300	584
* Guizhou Red Star Developing Co. Ltd. Class A	321,100	584
FSPG Hi-Tech Co. Ltd. Class A	556,700	583
Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	582
Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	582
* Ningbo Fuda Co. Ltd. Class A	692,700	581
* Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	581
Hisense Electric Co. Ltd. Class A (XSHG)	229,200	580
* Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	579
Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	579
Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	579
Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	578
* Guangdong Weihua Corp. Class A	366,774	577
* Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	576
* Hunan Investment Group Co. Ltd. Class A	490,600	575
* Shandong Hongda Mining Co. Ltd. Class A (XSHG)	250,782	575
North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	574
Suzhou Hesheng Special Material Co. Ltd. Class A	182,800	573
* Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	572
* Shenzhen Fountain Corp. Class A	599,700	571
* Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	568
* SRE Group Ltd.	22,522,000	565
* Shanghai AJ Group Co. Ltd. Class A (XSSC)	280,727	564
* Youngy Co. Ltd. Class A	183,076	563
Simei Media Co. Ltd. Class A	144,198	562
Shanghai U9 Game Co. Ltd. Class A	318,000	560
* Cofco Biochemical Co. Ltd. Class A	292,300	558
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	557
Hefei Meiling Co. Ltd. Class B	962,200	557
Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSSC)	103,600	557
* P2P Financial Information Service Co. Ltd. Class A	348,000	556
Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	555
Sichuan Tianyi Science & Technology Co. Ltd. Class A	270,800	555
Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	555
Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	632,600	555
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSHG)	167,497	554
Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	553
Southwest Securities Co. Ltd. Class A (XSHG)	547,606	551
Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	548
* China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	544
* China Soft Power Technology Holdings Ltd.	27,440,000	543
* Shandong Mining Machinery Group Co. Ltd. Class A	368,800	543
Shanghai ShenTong Metro Co. Ltd. Class A	262,401	542
China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	541
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	541

* Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A
(XSSC)	404,858	541
V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	540
Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	539
* Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	539
Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,328	539
Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSHG)	324,100	538
Shenzhen ESUN Display Co. Ltd. Class A	90,126	536
* Xiamen XGMA Machinery Co. Ltd. Class A	600,000	535
* Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	535
Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	533
Anhui Heli Co. Ltd. Class A (XSHG)	277,700	533
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	547,500	532
* Rizhao Port Co. Ltd. Class A (XSSC)	912,650	530
* Yifeng Pharmacy Chain Co. Ltd. Class A (XSSC)	128,377	528
* Liuzhou Iron & Steel Co. Ltd. Class A	711,900	528
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	1,253,300	527
* Anhui Jianghuai Automobile Co. Ltd. Class A (XSSC)	296,100	527
COSCO Shipping Co. Ltd. Class A (XSHG)	557,401	525
Oriental Times Media Corp. Class A	234,500	525
* Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	524
KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	524
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	523
* Sichuan Western Resources Holding Co. Ltd. Class A	315,200	522
* Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSSC)	351,094	521
Chengdu B-Ray Media Co. Ltd. Class A (XSSC)	439,200	521
* Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	520
* Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	518
Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	518
Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	518
Deluxe Family Co. Ltd. Class A (XSSC)	437,436	517
* Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	515
* Shandong Molong Petroleum Machinery Co. Ltd. Class A	377,928	513
Citic Offshore Helicopter Co. Ltd. Class A	296,000	513
* Shenzhen Capstone Industrial Co. Ltd. Class A	88,900	512
* Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	512
* Zhejiang Qianjiang Biochem Class A	299,800	511
* Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	286,889	510
Dashang Group Co. Ltd. Class A (XSHG)	84,700	508
GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	508
* Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	507
* Sunward Intelligent Equipment Co. Ltd. Class A	424,600	506
CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	506
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	505
Anhui Xinli Finance Co. Ltd. Class A	119,900	504
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	503
Glarun Technology Co. Ltd. Class A (XSHG)	105,660	502
* Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	502
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	501
* Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	497
Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	497
Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	496
* TDG Holdings Co. Ltd. Class A	320,500	495
Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	491
Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	679,700	491
* Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	490
Shenguan Holdings Group Ltd.	6,646,000	485

*	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	1,053,172	484
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	484
*	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	483
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	482
	Maoye Commericial Co. Ltd. Class A (XSHG)	402,600	481
	Dongjiang Environmental Co. Ltd.	283,800	481
*	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	478
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	476
*	Sichuan Guodong Construction Co. Ltd. Class A	570,200	476
	Tongwei Co. Ltd. Class A (XSHG)	526,200	475
*	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	475
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	473
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	472
	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	472
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	472
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSSC)	597,218	469
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	469
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	467
	Dashang Group Co. Ltd. Class A (XSSC)	77,700	466
	Eastern Communications Co. Ltd. Class A (XSHG)	392,200	466
*	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	466
	Great Wall Motor Co. Ltd. Class A	277,400	465
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	463
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	463
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	462
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	462
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	460
	Shanghai Shenda Co. Ltd. Class A (XSSC)	280,493	457
*,2 Orient Securities Co. Ltd.		478,800	457
	Fushun Special Steel Co. Ltd. Class A (XSSC)	440,720	456
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	455
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	455
*	Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	454
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	453
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	452
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A
	(XSHG)	627,400	451
	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	450
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	450
	Anhui Xinke New Materials Co. Ltd. Class A (XSSC)	714,400	450
*	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	115,300	449
*	Lotus Health Group Co. Class A	614,500	446
	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	445
	China Western Power Industrial Co. Ltd. Class A	249,800	445
*	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	444
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	443
	Lucky Film Co. Class A (XSSC)	219,191	443
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	442
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	414,200	439
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	110,843	438
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	435
*	Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	435
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	219,717	431
*	Shenyang Machine Tool Co. Ltd. Class A	262,000	430
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	426
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	426
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	423

Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	422
* Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	421
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	420
Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	419
Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	415
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	415
Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	415
* Triumph Science & Technology Co. Ltd. Class A (XSSC)	154,775	415
Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	414
* Shanghai M&G Stationery Inc. Class A	162,050	413
Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	412
Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	411
* Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	410
People.cn Co. Ltd. Class A (XSHG)	180,600	409
Hainan Mining Co. Ltd. Class A (XSHG)	239,100	405
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	405
Nanjing Central Emporium Class A (XSHG)	358,100	404
Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	400
China Television Media Ltd. Class A (XSSC)	129,531	393
Xinjiang Joinworld Co. Ltd. Class A (XSHG)	343,200	391
Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	388
Dalian Port PDA Co. Ltd. Class A	958,410	388
* Yunnan Energy Investment Co. Ltd. Class A	153,900	386
BYD Co. Ltd. Class A	54,300	384
Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	382
Sinopec Shanghai Petrochemical Co. Ltd. Class A	388,400	382
Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	381
Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	380
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	379
* Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	377
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	377
Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	376
Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	375
* Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	374
Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	374
China Railway Erju Co. Ltd. Class A (XSSC)	188,400	374
Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	373
Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	372
* Yunnan Yunwei Co. Ltd. Class A	761,940	371
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	371
Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	370
Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	369
Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	369
Sinoma International Engineering Co. Class A (XSHG)	361,650	368
Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	368
Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	367
Fujian Longking Co. Ltd. Class A (XSSC)	202,180	366
Guirenniao Co. Ltd. Class A (XSHG)	81,674	365
* JCHX Mining Management Co. Ltd. Class A (XSSC)	141,210	362
* Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	361
Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	360
* Neoglory Prosperity Inc. Class A	152,829	358
* Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	357
Meidu Energy Corp. Class A (XSHG)	496,400	356
CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	355
Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	354
* Konka Group Co. Ltd. Class A	535,900	352

	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	350
	Founder Technology Group Corp. Class A (XSHG)	533,300	350
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	349
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	121,826	348
*	Jilin Ji En Nickel Industry Co. Ltd. Class A	409,662	348
	Camel Group Co. Ltd. Class A (XSHG)	146,600	343
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	343
*,^ Universal Health International Group Holding Ltd.		8,078,000	342
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	342
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	342
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	342
	Chongqing Machinery & Electric Co. Ltd.	2,886,000	341
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	341
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	339
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	338
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	338
	Wasu Media Holding Co. Ltd. Class A	133,500	338
*	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	337
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	334
	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	333
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	285,100	333
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	333
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	332
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	332
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	331
*	Daphne International Holdings Ltd.	3,682,000	330
	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSSC)	129,600	330
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	328
^	Hydoo International Holding Ltd.	3,864,000	327
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	324
*,^ Skyway Securities Group Ltd.		13,290,000	324
	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	324
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	323
	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	320
*	Chongqing Iron & Steel Co. Ltd.	1,228,000	319
	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	318
	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	318
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	318
	HNA Infrastructure Co. Ltd.	328,000	318
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	317
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	317
*	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	315
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	128,000	315
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	314
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	314
	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSSC)	187,432	314
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	311
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	99,400	310
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	93,500	309
*	Jiangsu High Hope International Group Corp. Class A (Hong Kong Shares)	252,100	307
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	305
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	305
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	304
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	229,900	304
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	302
	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	301
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	153,800	300

	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	299
	Bright Oceans Inter-Telecom Corp. Class A (XSHG)	164,500	297
*	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	56,840	296
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	295
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	294
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	165,000	294
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	293
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	293
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	292
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	291
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	290
*	Guanghui Energy Co. Ltd. Class A (XSSC)	455,853	289
	Anhui Expressway Co. Ltd. Class A	144,600	288
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	287
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	285
*	Infotmic Co. Ltd. Class A	245,000	284
*	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	283
*	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	283
*	Global Bio-Chem Technology Group Co. Ltd.	10,418,000	282
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	282
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	282
*	Huadian Energy Co. Ltd. Class A	382,900	278
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	277
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	275
*	Shougang Concord International Enterprises Co. Ltd.	8,074,000	274
	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSHG)	105,700	269
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	266
	Elion Clean Energy Co. Ltd. Class A	255,600	266
	Aerosun Corp. Class A (XSHG)	90,800	265
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	265
*	Sichuan Languang Development Co. Ltd. Class A (XSSC)	202,266	264
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	165,800	262
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	261
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	260
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	259
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	258
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	258
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	258
*,^ Yuanda China Holdings Ltd.		11,820,000	257
	Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	256
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	256
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	256
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	255
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	254
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	253
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	252
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	206,100	250
*	Wanda Hotel Development Co. Ltd.	2,662,000	249
	Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	249
	Guangzhou Automobile Group Co. Ltd. Class A	72,086	249
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	246
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	245
*	Shanghai 3F New Materials Co. Class A (XSHG)	121,500	245
	Lucky Film Co. Class A (XSHG)	120,000	242
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	241
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	241
	BBMG Corp. Class A (XSHG)	377,414	237

	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSSC)	385,000	234
*	China Shipping Container Lines Co. Ltd. Class A (XSSC)	399,076	232
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	231
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A
	(XSHG)	98,300	231
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	231
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	230
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	228
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	227
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	226
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	225
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	222
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	221
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	220
	Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	219
*	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	218
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	217
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	50,500	217
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	217
	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSHG)	123,400	211
*	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	210
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	207
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	76,800	206
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	63,720	205
*,^ China Resources and Transportation Group Ltd.		11,980,000	200
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	199
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	167,828	196
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	100,118	196
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	195
*	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	190
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	190
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	189
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	188
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	29,200	186
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	184
	China Television Media Ltd. Class A (XSHG)	59,700	181
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	179
*	Fujian Cement Inc. Class A (XSSC)	119,800	177
	TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	177
*	COSCO SHIPPING Holdings Co. Ltd. Class A	221,002	173
	Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	173
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	171
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	159
	China Shipping Development Co. Ltd. Class A (XSHG)	153,200	158
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	158
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	157
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	171,000	155
	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	154
*	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	154
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	152
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	146
*	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	145
*	China Shipping Container Lines Co. Ltd. Class A (XSHG)	242,900	141
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	117,520	139
	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	136
	CECEP Wind-Power Corp. Class A (XSHG)	112,900	134
*	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	131

* China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	44,200	130
New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	127
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	121
* Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	120
China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	120
* Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSSC)	60,600	119
CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	118
Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	114
* Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	112
Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	111
Inzone Group Co. Ltd. Class A (XSSC)	78,132	110
Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	106
* Shandong Tyan Home Co. Ltd. Class A (XSSC)	51,734	103
* Sinovel Wind Group Co. Ltd. Class A	321,200	102
* Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	101
* Xinjiang Xinxin Mining Industry Co. Ltd.	577,000	88
Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	87
* Maoye International Holdings Ltd.	824,000	84
* Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	31,100	82
Zhonglu Co. Ltd. Class A (XSHG)	19,300	82
* Hongfa Technology Co. Ltd. Class A (XSSC)	17,100	78
Huatai Securities Co. Ltd. Class A (XSHG)	28,800	77
* Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	76
* Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A
(XSSC)	102,800	74
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	72
China International Marine Containers Group Co. Ltd. Class A	30,200	69
* Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	64
COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	64
China Shipping Development Co. Ltd. Class A (XSSC)	53,000	55
* Anhui Kouzi Distillery Co. Ltd. Class A	10,400	49
* China Hi-Tech Group Co. Class A (XSSC)	16,500	28
* Shanghai 3F New Materials Co. Class A (XSSC)	9,500	19
* ENN Ecological Holdings Co. Ltd. Class A (XSSC)	8,300	16
* Hidili Industry International Development Ltd.	260,000	7
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		18,318,439
Colombia (0.5%)
Bancolombia SA ADR	1,368,873	51,826
Grupo de Inversiones Suramericana SA	3,779,884	50,403
Grupo Argos SA	5,163,065	34,176
Cementos Argos SA	6,699,452	26,708
Interconexion Electrica SA ESP	5,957,825	21,511
Almacenes Exito SA	3,732,098	19,906
Grupo Aval Acciones y Valores Preference Shares	47,266,226	19,312
Grupo de Inversiones Suramericana SA Preference Shares	1,439,808	18,717
* Ecopetrol SA	39,691,902	18,660
* Ecopetrol SA ADR	1,969,162	18,510
Bancolombia SA Preference Shares	1,634,187	15,399
* Cemex Latam Holdings SA	3,100,767	12,150
Cementos Argos SA Preference Shares	2,942,451	10,865
Banco Davivienda SA Preference Shares	934,159	10,048
Grupo Aval Acciones y Valores SA ADR	949,630	7,901
Avianca Holdings SA Preference Shares	3,960,698	4,178
		340,270

Czech Republic (0.2%)
	CEZ AS	2,707,177	46,369
	Komercni banka as	1,291,939	45,686
*,2 Moneta Money Bank AS		8,067,444	26,673
	O2 Czech Republic AS	373,587	3,861
	Philip Morris CR AS	6,698	3,539
	Pegas Nonwovens SA	95,788	3,141
			129,269
Egypt (0.2%)
	Commercial International Bank Egypt SAE	15,899,970	64,041
*	Global Telecom Holding SAE GDR	8,939,756	16,255
*	Egyptian Financial Group-Hermes Holding Co.	8,528,045	11,082
	Talaat Moustafa Group	15,788,519	7,092
	ElSewedy Electric Co.	1,282,551	5,682
	Telecom Egypt Co.	5,842,749	3,791
*	Ezz Steel	3,558,889	3,401
	Palm Hills Developments SAE	21,548,202	3,262
*	Medinet Nasr Housing	3,147,100	3,226
*	Orascom Construction Ltd.	571,006	3,151
	Heliopolis Housing	1,792,804	2,771
*	Pioneers Holding for Financial Investments SAE	5,084,348	2,747
	Sidi Kerir Petrochemicals Co.	2,204,960	2,319
	Oriental Weavers	2,557,341	2,310
*	Six of October Development & Investment	3,326,445	2,211
*	Citadel Capital SAE	30,486,401	1,895
*	Orascom Telecom Media And Technology Holding SAE	42,485,842	1,684
	Arab Cotton Ginning	6,767,369	1,603
*	Egyptian Resorts Co.	20,803,825	1,199
*	Maridive & Oil Services SAE	4,220,270	1,012
*	South Valley Cement	2,865,683	734
*	Global Telecom Holding SAE	768,520	287
	Juhayna Food Industries	450,000	143
			141,898
Greece (0.4%)
*	Alpha Bank AE	21,266,532	37,739
	Hellenic Telecommunications Organization SA	3,736,599	33,890
	OPAP SA	3,234,825	28,645
	JUMBO SA	1,490,843	20,934
*	National Bank of Greece SA	86,503,187	20,700
*	Eurobank Ergasias SA	28,275,769	17,170
*	Piraeus Bank SA	86,303,419	16,483
	Titan Cement Co. SA	665,791	14,950
	Motor Oil Hellas Corinth Refineries SA	852,185	12,222
*	Mytilineos Holdings SA	1,393,447	9,676
*	FF Group	485,244	9,281
	Grivalia Properties REIC AE	544,410	4,656
	Hellenic Exchanges SA	910,999	4,389
*	Public Power Corp. SA	1,544,616	4,307
	Aegean Airlines SA	576,434	4,123
*	Hellenic Petroleum SA	765,724	3,575
*	GEK Terna Holding Real Estate Construction SA	1,023,022	2,499
*	Ellaktor SA	1,789,100	2,105
	Athens Water Supply & Sewage Co. SA	342,138	1,976
*	Fourlis Holdings SA	413,258	1,948
	Metka Industrial - Construction SA	243,609	1,698

Terna Energy SA	380,426	1,140
		254,106
Hong Kong (0.1%)
Tongda Group Holdings Ltd.	47,080,000	13,156
*,^ China Minsheng Financial Holding Corp. Ltd.	110,260,000	9,613
* HengTen Networks Group Ltd.	288,000,734	8,154
^ SMI Holdings Group Ltd.	78,888,000	7,390
*,^ FDG Electric Vehicles Ltd.	146,365,000	6,480
*,^ Hybrid Kinetic Group Ltd.	255,480,000	6,168
*,^ Huayi Tencent Entertainment Co. Ltd.	103,610,000	6,168
*,^ Rentian Technology Holdings Ltd.	42,670,000	2,438
*,^ China Beidahuang Industry Group Holdings Ltd.	33,798,000	1,908
* Enerchina Holdings Ltd. Rights	26,029,500	151
		61,626
Hungary (0.3%)
OTP Bank plc	3,132,314	96,320
MOL Hungarian Oil & Gas plc	848,560	59,799
Richter Gedeon Nyrt	2,466,824	53,129
Magyar Telekom Telecommunications plc	7,913,222	14,130
		223,378
India (11.3%)
Housing Development Finance Corp. Ltd.	24,800,381	500,710
Infosys Ltd.	29,687,089	406,056
Reliance Industries Ltd.	24,854,084	383,355
Tata Consultancy Services Ltd.	7,408,684	243,622
ITC Ltd.	45,939,029	175,051
Sun Pharmaceutical Industries Ltd.	17,526,423	163,114
Oil & Natural Gas Corp. Ltd.	49,301,740	147,606
Axis Bank Ltd.	20,760,565	142,814
Hindustan Unilever Ltd.	11,276,107	142,260
Tata Motors Ltd.	16,439,889	127,369
ICICI Bank Ltd.	31,953,616	126,921
Maruti Suzuki India Ltd.	1,443,268	125,595
Bharti Airtel Ltd.	20,849,633	107,114
HCL Technologies Ltd.	8,634,347	103,404
Bharat Petroleum Corp. Ltd.	10,048,771	101,169
Indian Oil Corp. Ltd.	18,295,367	99,041
Coal India Ltd.	21,360,401	97,497
HDFC Bank Ltd.	5,043,645	95,738
Mahindra & Mahindra Ltd.	5,043,692	92,374
State Bank of India	22,903,690	88,008
NTPC Ltd.	32,977,591	83,824
Hero MotoCorp Ltd.	1,668,106	77,991
Lupin Ltd.	3,577,594	77,781
Larsen & Toubro Ltd.	3,618,803	77,284
Vedanta Ltd.	19,749,896	73,900
Kotak Mahindra Bank Ltd.	6,196,695	70,771
Eicher Motors Ltd.	204,763	69,628
Asian Paints Ltd.	4,792,704	68,585
Yes Bank Ltd.	3,283,995	67,664
IndusInd Bank Ltd.	3,597,412	66,372
UltraTech Cement Ltd.	1,200,215	65,459
Zee Entertainment Enterprises Ltd.	9,046,693	65,204
UPL Ltd.	5,629,721	60,215
* JSW Steel Ltd.	20,353,346	59,581
Adani Ports & Special Economic Zone Ltd.	13,558,822	58,798

Indiabulls Housing Finance Ltd.	4,875,857	54,020
Tech Mahindra Ltd.	7,877,217	52,546
Bajaj Auto Ltd.	1,214,394	50,823
Godrej Consumer Products Ltd.	2,122,144	49,429
Cipla Ltd.	5,561,495	47,201
Aurobindo Pharma Ltd.	4,566,684	45,892
Hindustan Petroleum Corp. Ltd.	5,921,446	45,619
Wipro Ltd.	6,386,594	43,187
Bosch Ltd.	129,946	42,498
Ambuja Cements Ltd.	12,513,105	42,253
Power Grid Corp. of India Ltd.	13,730,225	42,007
* Bajaj Finance Ltd.	2,681,353	41,026
Shriram Transport Finance Co. Ltd.	2,857,915	40,229
Bharti Infratel Ltd.	9,072,328	39,340
Hindalco Industries Ltd.	13,974,973	39,093
Idea Cellular Ltd.	23,810,417	38,681
Dabur India Ltd.	9,049,800	36,777
LIC Housing Finance Ltd.	4,360,750	35,607
GAIL India Ltd.	5,137,453	35,482
Piramal Enterprises Ltd.	1,422,979	35,427
Nestle India Ltd.	397,372	34,255
^ Dr Reddy's Laboratories Ltd. ADR	733,850	33,170
Shree Cement Ltd.	144,828	33,033
Bajaj Finserv Ltd.	683,468	32,727
^ Wipro Ltd. ADR	3,517,595	32,467
* United Spirits Ltd.	995,187	31,985
Cairn India Ltd.	7,824,670	31,978
Glenmark Pharmaceuticals Ltd.	2,414,850	31,808
Marico Ltd.	7,940,395	30,126
Dr Reddy's Laboratories Ltd.	657,542	29,453
NMDC Ltd.	13,627,775	28,968
Motherson Sumi Systems Ltd.	5,790,342	28,283
Tata Steel Ltd.	3,969,819	27,150
Rural Electrification Corp. Ltd.	12,362,930	25,917
Siemens Ltd.	1,512,374	25,552
Tata Motors Ltd. Class A	5,063,289	24,962
Bharat Electronics Ltd.	1,052,917	23,941
Britannia Industries Ltd.	510,648	23,584
Titan Co. Ltd.	4,314,252	23,065
Bharat Forge Ltd.	1,650,312	22,711
Pidilite Industries Ltd.	2,280,474	22,698
HDFC Bank Ltd. ADR	328,626	22,652
Cadila Healthcare Ltd.	4,263,946	22,049
Power Finance Corp. Ltd.	11,338,713	21,747
Havells India Ltd.	3,474,463	21,512
Ashok Leyland Ltd.	15,554,817	20,844
Tata Power Co. Ltd.	17,408,195	20,479
Bharat Heavy Electricals Ltd.	10,112,892	20,427
Apollo Hospitals Enterprise Ltd.	1,062,325	19,240
Mahindra & Mahindra Financial Services Ltd.	4,880,599	19,237
* Bank of Baroda	7,803,073	19,043
Hindustan Zinc Ltd.	4,185,144	18,431
Oracle Financial Services Software Ltd.	370,833	18,104
Vakrangee Ltd.	3,876,723	17,480
NHPC Ltd.	40,886,722	17,454
Reliance Infrastructure Ltd.	2,242,498	17,075
IDFC Bank Ltd.	19,263,583	17,044

* Steel Authority of India Ltd.	18,102,114	17,036
Max Financial Services Ltd.	2,019,297	16,853
ACC Ltd.	798,428	16,640
* Bharat Financial Inclusion Ltd.	1,452,133	15,813
Cummins India Ltd.	1,253,080	15,519
Colgate-Palmolive India Ltd.	1,176,523	15,411
Reliance Capital Ltd.	2,241,862	14,926
United Breweries Ltd.	1,264,319	14,913
Divi's Laboratories Ltd.	1,430,992	14,789
Rajesh Exports Ltd.	2,009,838	14,755
Page Industries Ltd.	68,647	14,724
ABB India Ltd.	905,142	14,632
Bajaj Holdings & Investment Ltd.	486,941	14,357
Tata Communications Ltd.	1,376,457	14,338
GlaxoSmithKline Consumer Healthcare Ltd.	188,141	14,328
DLF Ltd.	7,173,052	14,314
Oil India Ltd.	2,900,540	14,104
Emami Ltd.	898,892	13,705
Mindtree Ltd.	2,028,211	13,475
Petronet LNG Ltd.	2,364,800	13,079
Mphasis Ltd.	1,585,929	13,072
Torrent Pharmaceuticals Ltd.	652,448	12,505
Castrol India Ltd.	2,079,782	12,436
Alkem Laboratories Ltd.	496,704	12,271
Exide Industries Ltd.	4,003,978	11,655
Sun TV Network Ltd.	1,478,743	11,579
GlaxoSmithKline Pharmaceuticals Ltd.	280,487	11,264
Federal Bank Ltd.	10,008,746	11,212
Aditya Birla Nuvo Ltd.	537,165	10,745
Jubilant Life Sciences Ltd.	1,081,371	10,713
Dewan Housing Finance Corp. Ltd.	2,500,660	10,539
* Punjab National Bank	5,190,756	10,394
Berger Paints India Ltd.	3,282,747	10,245
MRF Ltd.	13,099	9,990
Info Edge India Ltd.	812,679	9,892
State Bank of India GDR	243,675	9,487
Strides Shasun Ltd.	566,537	9,163
AIA Engineering Ltd.	458,311	9,144
* Reliance Communications Ltd.	17,860,751	9,032
Indian Hotels Co. Ltd.	5,427,992	8,644
* Suzlon Energy Ltd.	33,651,354	8,498
Arvind Ltd.	1,530,444	8,307
Biocon Ltd.	556,607	8,272
* Kajaria Ceramics Ltd.	956,362	8,184
PI Industries Ltd.	633,018	8,130
Ramco Cements Ltd.	781,991	8,124
* Canara Bank	1,921,498	8,047
Dalmia Bharat Ltd.	285,276	7,740
* Jindal Steel & Power Ltd.	6,531,798	7,735
Edelweiss Financial Services Ltd.	4,751,226	7,727
* IDFC Ltd.	9,076,689	7,366
* Adani Power Ltd.	13,672,573	7,319
Godrej Industries Ltd.	1,124,885	7,127
Natco Pharma Ltd.	698,390	7,124
Cholamandalam Investment and Finance Co. Ltd.	468,193	7,109
* Crompton Greaves Ltd.	7,380,885	7,013
KRBL Ltd.	1,261,342	6,984

* Reliance Power Ltd.	10,547,220	6,973
Sintex Industries Ltd.	5,541,120	6,886
* IDBI Bank Ltd.	6,035,483	6,882
Welspun India Ltd.	6,099,820	6,874
L&T Finance Holdings Ltd.	4,718,765	6,800
National Aluminium Co. Ltd.	6,125,803	6,785
CRISIL Ltd.	221,553	6,772
Credit Analysis & Research Ltd.	329,139	6,762
NCC Ltd.	5,506,915	6,750
Apollo Tyres Ltd.	2,479,280	6,603
Jubilant Foodworks Ltd.	505,104	6,517
Manappuram Finance Ltd.	5,573,836	6,503
TVS Motor Co. Ltd.	1,134,322	6,470
Adani Enterprises Ltd.	5,016,343	6,457
2 InterGlobe Aviation Ltd.	483,379	6,447
* GMR Infrastructure Ltd.	33,636,732	6,304
Gillette India Ltd.	101,142	6,283
JSW Energy Ltd.	6,942,262	6,257
Bayer CropScience Ltd.	101,878	6,153
Muthoot Finance Ltd.	1,349,270	6,104
Torrent Power Ltd.	2,113,931	6,069
Ajanta Pharma Ltd.	241,392	6,061
* Mangalore Refinery & Petrochemicals Ltd.	4,132,814	5,968
eClerx Services Ltd.	264,267	5,884
Amara Raja Batteries Ltd.	437,776	5,797
CESC Ltd.	530,117	5,766
Wockhardt Ltd.	589,818	5,644
* Bank of India	3,241,432	5,625
Balkrishna Industries Ltd.	339,106	5,603
Gujarat Pipavav Port Ltd.	2,712,269	5,596
GRUH Finance Ltd.	1,110,770	5,501
IRB Infrastructure Developers Ltd.	1,588,241	5,423
Blue Dart Express Ltd.	83,883	5,398
Kansai Nerolac Paints Ltd.	1,058,765	5,385
Supreme Industries Ltd.	382,353	5,291
Sundaram Finance Ltd.	254,559	5,155
Indian Bank	1,260,447	5,071
Great Eastern Shipping Co. Ltd.	878,930	5,060
Persistent Systems Ltd.	564,214	4,946
Oberoi Realty Ltd.	1,071,378	4,923
Union Bank of India	2,298,774	4,901
* Hindustan Construction Co. Ltd.	7,450,944	4,778
Balrampur Chini Mills Ltd.	2,239,043	4,678
Voltas Ltd.	952,337	4,601
* Aditya Birla Fashion and Retail Ltd.	1,992,233	4,409
Redington India Ltd.	2,831,244	4,278
* Just Dial Ltd.	788,125	4,250
2 Syngene International Ltd.	526,057	4,235
* Sun Pharma Advanced Research Co. Ltd.	941,508	4,225
KPIT Technologies Ltd.	2,146,115	4,129
Alembic Pharmaceuticals Ltd.	497,071	4,095
* Housing Development & Infrastructure Ltd.	4,340,157	4,004
Pfizer Ltd.	152,429	3,989
Sadbhav Engineering Ltd.	967,384	3,964
Sanofi India Ltd.	65,248	3,943
Jain Irrigation Systems Ltd.	2,825,740	3,936
Symphony Ltd.	199,171	3,907

2 Dr Lal PathLabs Ltd.	235,639	3,878
Repco Home Finance Ltd.	397,141	3,866
Abbott India Ltd.	59,626	3,857
* Indiabulls Real Estate Ltd.	3,453,870	3,846
Thermax Ltd.	322,366	3,836
Coromandel International Ltd.	819,810	3,800
GE T&D India Ltd.	826,971	3,753
* Fortis Healthcare Ltd.	1,372,271	3,722
* Ipca Laboratories Ltd.	466,656	3,669
Engineers India Ltd.	1,674,576	3,655
Srei Infrastructure Finance Ltd.	2,739,949	3,520
Hexaware Technologies Ltd.	1,225,762	3,515
* Karur Vysya Bank Ltd.	2,835,312	3,487
Tube Investments of India Ltd.	404,810	3,445
* Dish TV India Ltd.	2,772,868	3,441
IFCI Ltd.	7,449,552	3,394
WABCO India Ltd.	41,423	3,373
Gujarat State Petronet Ltd.	1,488,800	3,353
Cox & Kings Ltd.	1,150,952	3,306
* PC Jeweller Ltd.	586,186	3,290
* Whirlpool of India Ltd.	235,591	3,283
Ceat Ltd.	187,538	3,232
Prestige Estates Projects Ltd.	1,318,419	3,221
* Jaiprakash Associates Ltd.	18,964,999	3,189
Bajaj Corp. Ltd.	564,639	3,110
* RattanIndia Power Ltd.	27,422,407	2,912
* Mahindra CIE Automotive Ltd.	1,031,222	2,907
Tata Global Beverages Ltd.	1,512,749	2,874
* Indian Overseas Bank	7,411,421	2,829
PTC India Ltd.	2,249,903	2,786
* Syndicate Bank	2,744,100	2,708
Century Textiles & Industries Ltd.	203,696	2,531
Gateway Distriparks Ltd.	712,092	2,525
Gujarat Gas Ltd.	290,508	2,443
South Indian Bank Ltd.	7,835,180	2,412
Indraprastha Gas Ltd.	158,054	2,191
India Cements Ltd.	974,983	2,098
* Bajaj Hindusthan Sugar Ltd.	9,513,634	2,032
Multi Commodity Exchange of India Ltd.	117,128	2,032
* Corp Bank	3,188,493	2,029
* Videocon Industries Ltd.	1,311,966	2,016
Jammu & Kashmir Bank Ltd.	2,131,631	1,988
* Rolta India Ltd.	2,063,604	1,985
* Central Bank of India	1,590,730	1,952
Oriental Bank of Commerce	1,126,646	1,932
Radico Khaitan Ltd.	1,118,798	1,866
VA Tech Wabag Ltd.	255,185	1,831
* TV18 Broadcast Ltd.	3,354,230	1,792
Karnataka Bank Ltd.	1,034,056	1,741
* Unitech Ltd.	23,992,617	1,704
Sobha Ltd.	433,029	1,666
* Vijaya Bank	2,143,889	1,656
Marksans Pharma Ltd.	2,867,821	1,590
Gujarat Fluorochemicals Ltd.	216,152	1,521
Welspun Corp. Ltd.	1,232,411	1,517
* Kaveri Seed Co. Ltd.	220,029	1,492
Jindal Saw Ltd.	1,400,889	1,197

* DEN Networks Ltd.	890,858	1,153
* Shipping Corp. of India Ltd.	1,047,395	1,036
* Polaris Consulting & Services Ltd.	442,462	1,028
Raymond Ltd.	140,225	1,023
Gujarat Mineral Development Corp. Ltd.	576,191	991
* Shree Renuka Sugars Ltd.	4,292,932	967
Chambal Fertilizers and Chemicals Ltd.	759,913	903
* Jet Airways India Ltd.	145,346	864
* Amtek Auto Ltd.	1,547,517	769
* Allahabad Bank	780,316	768
Cyient Ltd.	106,048	721
* Punj Lloyd Ltd.	2,195,684	663
* GE Power India Ltd.	77,455	663
* UCO Bank	846,322	428
* Reliance Defence and Engineering Ltd.	465,415	415
McLeod Russel India Ltd.	126,557	292
Infosys Ltd. ADR	18,297	252
Andhra Bank	286,108	214
2 Reliance Industries Ltd. GDR	6,840	212
Future Enterprises Ltd.	258,280	84
* JITF Infralogistics Ltd.	93,891	57
		7,404,531
Indonesia (2.5%)
Telekomunikasi Indonesia Persero Tbk PT	795,519,305	230,609
Bank Central Asia Tbk PT	196,534,424	225,259
Astra International Tbk PT	316,953,500	188,954
Bank Rakyat Indonesia Persero Tbk PT	171,493,600	150,587
Bank Mandiri Persero Tbk PT	148,599,780	121,373
Unilever Indonesia Tbk PT	17,934,930	55,305
Bank Negara Indonesia Persero Tbk PT	124,450,265	53,173
Indofood Sukses Makmur Tbk PT	73,756,100	43,776
United Tractors Tbk PT	24,795,232	40,579
Perusahaan Gas Negara Persero Tbk	173,282,804	37,423
Gudang Garam Tbk PT	7,724,180	35,716
Kalbe Farma Tbk PT	317,705,455	34,531
Semen Indonesia Persero Tbk PT	49,419,204	33,423
Charoen Pokphand Indonesia Tbk PT	125,363,310	29,135
Adaro Energy Tbk PT	209,077,852	26,574
Indocement Tunggal Prakarsa Tbk PT	22,757,208	25,616
Indofood CBP Sukses Makmur Tbk PT	40,449,097	25,451
Surya Citra Media Tbk PT	101,259,900	21,402
Bank Danamon Indonesia Tbk PT	55,740,796	17,371
Ciputra Development Tbk PT	156,207,748	15,449
Summarecon Agung Tbk PT	152,477,164	14,972
Lippo Karawaci Tbk PT	271,212,311	14,935
Bumi Serpong Damai Tbk PT	103,280,300	14,167
* XL Axiata Tbk PT	63,029,205	13,742
Pakuwon Jati Tbk PT	326,598,000	13,709
Tower Bersama Infrastructure Tbk PT	35,520,500	13,167
Jasa Marga Persero Tbk PT	38,793,600	12,270
Tambang Batubara Bukit Asam Persero Tbk PT	13,793,248	11,995
Media Nusantara Citra Tbk PT	87,970,050	11,174
AKR Corporindo Tbk PT	22,084,600	11,045
Waskita Karya Persero Tbk PT	51,032,400	9,790
Astra Agro Lestari Tbk PT	7,403,608	8,745
* Aneka Tambang Persero Tbk PT	145,797,152	8,742
Indo Tambangraya Megah Tbk PT	7,103,408	7,984

Wijaya Karya Persero Tbk PT	35,945,559	6,921
* Vale Indonesia Tbk PT	34,347,791	6,096
Bank Tabungan Negara Persero Tbk PT	41,592,800	5,937
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	33,997,200	5,860
Global Mediacom Tbk PT	123,203,689	5,540
Link Net Tbk PT	14,283,100	5,349
Ace Hardware Indonesia Tbk PT	85,744,900	4,782
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,394,600	4,691
* Alam Sutera Realty Tbk PT	137,491,000	3,936
* Mitra Adiperkasa Tbk PT	8,393,200	3,473
* Eagle High Plantations Tbk PT	129,330,000	3,370
* Siloam International Hospitals Tbk PT	3,476,151	3,076
* Krakatau Steel Persero Tbk PT	49,570,190	2,766
Matahari Putra Prima Tbk PT	29,655,900	2,721
Ramayana Lestari Sentosa Tbk PT	27,021,139	2,712
* Bumi Resources Tbk PT	66,496,700	2,481
Wijaya Karya Beton Tbk PT	37,553,800	2,321
* Panin Financial Tbk PT	163,660,900	2,196
Adhi Karya Persero Tbk PT	12,457,100	1,960
Timah Persero Tbk PT	25,268,131	1,837
* Gajah Tunggal Tbk PT	19,993,600	1,721
* Medco Energi Internasional Tbk PT	13,574,800	1,414
Intiland Development Tbk PT	40,073,600	1,375
Surya Semesta Internusa Tbk PT	28,156,000	1,340
* Lippo Cikarang Tbk PT	3,536,800	1,320
Salim Ivomas Pratama Tbk PT	32,805,500	1,253
* Agung Podomoro Land Tbk PT	66,241,600	1,092
BISI International Tbk PT	7,525,100	1,017
Bekasi Fajar Industrial Estate Tbk PT	40,037,600	1,002
* Energi Mega Persada Tbk PT	59,051,800	363
Sampoerna Agro PT	1,691,500	253
* Sigmagold Inti Perkasa Tbk PT	41,608,500	252
		1,668,570
Malaysia (3.4%)
Public Bank Bhd. (Local)	48,810,600	221,479
Tenaga Nasional Bhd.	54,583,307	164,984
Malayan Banking Bhd.	86,325,688	160,207
Sime Darby Bhd.	52,221,513	104,997
CIMB Group Holdings Bhd.	89,867,548	100,879
Axiata Group Bhd.	72,239,594	77,195
Petronas Chemicals Group Bhd.	45,461,022	73,112
DiGi.Com Bhd.	60,215,550	67,413
Genting Bhd.	35,860,190	66,423
IHH Healthcare Bhd.	45,556,776	64,644
Petronas Gas Bhd.	12,631,496	59,619
Maxis Bhd.	42,545,050	59,084
IOI Corp. Bhd.	55,618,978	55,390
Genting Malaysia Bhd.	48,556,690	55,225
Kuala Lumpur Kepong Bhd.	9,317,912	50,703
IJM Corp. Bhd.	55,751,700	41,671
Gamuda Bhd.	37,064,216	40,265
MISC Bhd.	23,742,191	39,237
PPB Group Bhd.	10,551,408	38,771
AMMB Holdings Bhd.	34,473,058	35,645
Hong Leong Bank Bhd.	10,524,700	31,327
YTL Corp. Bhd.	87,111,756	29,917
Petronas Dagangan Bhd.	5,279,300	28,046

Telekom Malaysia Bhd.	19,981,140	26,845
* SapuraKencana Petroleum Bhd.	66,285,962	25,753
British American Tobacco Malaysia Bhd.	2,378,587	24,908
2 Astro Malaysia Holdings Bhd.	36,017,800	22,118
Malaysia Airports Holdings Bhd.	15,258,700	21,314
Dialog Group Bhd.	56,509,300	19,517
RHB Bank Bhd.	17,237,530	19,070
Westports Holdings Bhd.	18,938,624	17,840
Alliance Financial Group Bhd.	20,355,817	17,284
IOI Properties Group Bhd.	33,004,094	15,944
YTL Power International Bhd.	48,561,868	15,683
KLCCP Stapled Group	8,362,200	15,073
UMW Holdings Bhd.	11,615,820	14,814
Hong Leong Financial Group Bhd.	4,239,515	14,055
Top Glove Corp. Bhd.	11,573,300	13,604
Felda Global Ventures Holdings Bhd.	32,006,157	13,356
AirAsia Bhd.	21,077,248	12,133
Lafarge Malaysia Bhd.	7,645,320	11,917
My EG Services Bhd.	32,418,750	11,638
Press Metal Bhd.	23,067,820	10,687
HAP Seng Consolidated Bhd.	5,270,200	10,349
Berjaya Sports Toto Bhd.	15,002,798	9,925
Genting Plantations Bhd.	4,010,800	9,879
Hartalega Holdings Bhd.	9,186,100	9,783
Sunway REIT	23,361,900	9,392
MMC Corp. Bhd.	16,164,900	8,522
Bumi Armada Bhd.	60,333,840	8,311
Inari Amertron Bhd.	19,481,800	7,829
KPJ Healthcare Bhd.	8,069,200	7,650
Bursa Malaysia Bhd.	3,531,900	7,085
Malakoff Corp. Bhd.	23,873,000	6,899
UEM Sunrise Bhd.	26,665,800	6,625
Malaysia Building Society Bhd.	26,384,400	6,553
TIME dotCom Bhd.	3,608,000	6,520
Mah Sing Group Bhd.	18,627,666	6,262
Sunway Bhd.	8,998,500	6,171
WCT Holdings Bhd.	12,825,600	5,301
Pos Malaysia Bhd.	5,821,400	5,288
BIMB Holdings Bhd.	5,353,700	5,187
Kossan Rubber Industries	3,387,300	5,102
Cahya Mata Sarawak Bhd.	5,490,200	5,093
Yinson Holdings Bhd.	5,744,900	4,035
Unisem M Bhd.	5,741,700	3,267
QL Resources Bhd.	3,284,400	3,257
DRB-Hicom Bhd.	12,241,400	3,235
Bermaz Auto Bhd.	6,688,200	3,173
VS Industry Bhd.	8,955,300	3,031
* Eco World Development Group Bhd.	8,716,200	2,874
Pavilion REIT	6,333,700	2,760
Syarikat Takaful Malaysia Bhd.	2,879,100	2,706
Media Prima Bhd.	11,088,400	2,554
* Malaysian Resources Corp. Bhd.	7,690,300	2,483
Eastern & Oriental Bhd.	6,271,700	2,379
* Berjaya Corp. Bhd.	24,976,989	2,140
Supermax Corp. Bhd.	4,344,400	2,048
* AirAsia X Bhd.	18,549,600	1,694
Aeon Co. M Bhd.	2,990,700	1,598

* Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,485
SP Setia Bhd Group	1,748,624	1,343
Datasonic Group Bhd.	4,951,100	1,298
* UMW Oil & Gas Corp. Bhd.	7,922,100	1,252
* Parkson Holdings Bhd.	6,829,816	972
* Mulpha International Bhd.	18,779,500	954
Sunway Construction Group Bhd.	2,138,100	820
* KNM Group Bhd.	10,159,800	792
Muhibbah Engineering M Bhd.	1,452,600	774
* Dayang Enterprise Holdings Bhd.	3,107,800	751
Coastal Contracts Bhd.	1,735,500	560
OSK Holdings Bhd.	1,630,900	516
* Puncak Niaga Holdings Bhd.	1,686,100	351
* Mudajaya Group Bhd.	1,624,000	308
* RHB Captial BHD	11,952,935	131
* Malaysian Bulk Carriers Bhd.	578,700	96
		2,219,149
Mexico (3.8%)
America Movil SAB de CV	461,382,403	290,722
Fomento Economico Mexicano SAB de CV	34,098,670	256,490
Grupo Mexico SAB de CV Class B	62,691,663	188,013
* Cemex SAB de CV	202,978,526	187,468
Grupo Televisa SAB	39,731,740	177,210
Grupo Financiero Banorte SAB de CV	36,428,155	174,599
Wal-Mart de Mexico SAB de CV	87,129,054	154,174
Grupo Bimbo SAB de CV Class A	30,575,690	67,783
Fibra Uno Administracion SA de CV	42,902,311	61,349
Alfa SAB de CV Class A	46,679,436	60,572
Grupo Aeroportuario del Sureste SAB de CV Class B	3,866,079	56,013
Grupo Financiero Inbursa SAB de CV	34,447,047	51,059
Industrias Penoles SAB de CV	2,081,163	49,215
Mexichem SAB de CV	19,526,794	46,276
Coca-Cola Femsa SAB de CV	7,294,319	45,259
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,767,078	44,683
Gruma SAB de CV Class B	2,792,753	37,575
Grupo Financiero Santander Mexico SAB de CV Class B	25,523,370	36,400
Infraestructura Energetica Nova SAB de CV	8,166,847	36,050
Grupo Carso SAB de CV	8,226,671	33,059
* Promotora y Operadora de Infraestructura SAB de CV (Ordinary Shares)	3,399,630	29,639
Gentera SAB de CV	19,502,802	28,478
Alsea SAB de CV	9,243,790	26,725
Arca Continental SAB de CV	4,666,235	25,173
Kimberly-Clark de Mexico SAB de CV Class A	13,733,908	24,671
El Puerto de Liverpool SAB de CV	3,192,534	20,144
* Industrias CH SAB de CV Class B	2,896,786	18,336
Megacable Holdings SAB de CV	5,626,079	17,868
* Genomma Lab Internacional SAB de CV Class B	14,172,318	14,870
Banregio Grupo Financiero SAB de CV	2,665,653	14,804
* Telesites SAB de CV	24,683,199	14,405
OHL Mexico SAB de CV	12,915,653	12,238
Grupo Lala SAB de CV	8,122,395	12,152
Industrias Bachoco SAB de CV Class B	2,854,812	11,086
Grupo Aeroportuario del Centro Norte SAB de CV Class B	2,429,477	10,366
Bolsa Mexicana de Valores SAB de CV	7,467,812	10,203
Grupo Comercial Chedraui SA de CV	5,214,640	9,605
* Organizacion Soriana SAB de CV Class B	4,371,150	9,229
PLA Administradora Industrial S de RL de CV	6,627,100	9,168

	Macquarie Mexico Real Estate Management SA de CV	9,140,937	8,999
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	5,982,223	8,116
	Grupo Elektra SAB DE CV	612,198	7,937
*	Minera Frisco SAB de CV	9,076,476	7,412
*	Grupo Aeromexico SAB de CV	3,691,737	6,901
	Alpek SAB de CV	5,784,863	6,655
	Prologis Property Mexico SA de CV	4,788,869	6,561
	Corp Inmobiliaria Vesta SAB de CV	5,740,111	6,336
*	La Comer SAB de CV	8,541,600	6,046
	Concentradora Fibra Danhos SA de CV	3,954,814	5,940
*	Promotora y Operadora de Infraestructura SAB de CV	817,086	5,312
2	Nemak SAB de CV	5,311,082	4,936
	Grupo Sanborns SAB de CV	4,466,348	4,442
	Concentradora Fibra Hotelera Mexicana SA de CV	5,189,506	3,763
*	Credito Real SAB de CV SOFOM ER	2,533,178	3,603
	Grupo Financiero Interacciones SA de CV	912,500	3,476
*	Hoteles City Express SAB de CV	3,972,573	3,473
	Grupo Herdez SAB de CV	1,762,526	3,131
	Unifin Financiera SAB de CV SOFOM ENR	1,095,163	2,597
	TV Azteca SAB de CV	14,253,079	2,269
	Qualitas Controladora SAB de CV	1,468,600	2,202
*	Grupo Simec SAB de CV Class B	405,164	1,882
*	Grupo GICSA SA de CV	2,857,700	1,577
*,2 Elementia SAB de CV		1,218,750	1,343
*	Axtel SAB de CV	5,582,300	990
	Grupo Rotoplas SAB de CV	752,000	923
	Consorcio ARA SAB de CV	2,366,068	758
	Rassini SAB de CV	182,141	672
*	Empresas ICA SAB de CV	393,589	52
			2,491,433
Pakistan (0.2%)
	Hub Power Co. Ltd.	12,361,143	16,329
	Oil & Gas Development Co. Ltd.	10,622,100	16,266
	United Bank Ltd.	5,047,000	11,334
	Pakistan Petroleum Ltd.	6,459,389	10,930
	Lucky Cement Ltd.	1,253,604	10,000
	Fauji Fertilizer Co. Ltd.	8,569,174	9,471
	DG Khan Cement Co. Ltd.	3,214,314	7,055
	National Bank of Pakistan	8,769,900	6,257
	Engro Corp. Ltd.	1,923,642	6,169
	Pakistan State Oil Co. Ltd.	1,328,351	5,681
	Kot Addu Power Co. Ltd.	5,557,221	4,274
	Pakistan Oilfields Ltd.	713,500	3,334
*	SUI Southern Gas Co. Ltd.	6,785,500	2,321
	Pakistan Telecommunication Co. Ltd.	1,782,000	315
	Fauji Fertilizer Bin Qasim Ltd.	611,500	304
			110,040
Peru (0.3%)
	Credicorp Ltd. (XNYS)	460,772	75,419
	Credicorp Ltd. (XLIM)	357,268	58,381
	Cia de Minas Buenaventura SAA ADR	2,527,309	34,852
	Cia de Minas Buenaventura SAA	461,011	5,638
			174,290
Philippines (1.5%)
	SM Investments Corp.	7,651,806	106,133
	SM Prime Holdings Inc.	134,931,697	80,574

	JG Summit Holdings Inc.	45,310,890	67,657
	BDO Unibank Inc.	29,652,975	67,194
	Ayala Corp.	4,042,647	65,031
	Aboitiz Equity Ventures Inc.	36,573,917	54,662
	Bank of the Philippine Islands	27,066,135	48,747
	Universal Robina Corp.	14,197,009	46,521
	Ayala Land Inc.	52,515,375	37,537
	Metropolitan Bank & Trust Co.	22,068,306	36,151
	Jollibee Foods Corp.	7,299,914	30,154
	Metro Pacific Investments Corp.	198,276,300	27,189
	Aboitiz Power Corp.	27,986,226	23,715
*	PLDT Inc.	774,593	22,897
	Manila Electric Co.	3,775,275	21,614
	GT Capital Holdings Inc.	809,591	21,229
	DMCI Holdings Inc.	73,509,850	19,097
	Alliance Global Group Inc.	72,640,034	18,315
	Security Bank Corp.	4,222,040	18,100
	Megaworld Corp.	207,837,713	15,342
	Semirara Mining & Power Corp. Class A	5,529,962	15,026
	LT Group Inc.	50,696,427	13,346
	Energy Development Corp.	112,036,153	12,293
	International Container Terminal Services Inc.	7,487,462	11,646
	Puregold Price Club Inc.	10,997,200	9,551
	Robinsons Land Corp.	18,058,300	9,117
*	DoubleDragon Properties Corp.	8,288,180	8,591
*	Bloomberry Resorts Corp.	54,812,272	8,533
	Petron Corp.	41,962,400	7,834
	First Gen Corp.	16,806,000	7,573
	Manila Water Co. Inc.	11,381,200	6,904
	Robinsons Retail Holdings Inc.	3,681,130	5,845
	Globe Telecom Inc.	167,394	5,788
	D&L Industries Inc.	22,762,800	5,627
	Vista Land & Lifescapes Inc.	51,272,005	5,226
	Cosco Capital Inc.	23,360,300	4,311
	Cebu Air Inc.	2,253,640	4,301
	Filinvest Land Inc.	110,058,000	3,584
	Lopez Holdings Corp.	20,564,700	3,273
	Emperador Inc.	21,072,119	2,948
	First Philippine Holdings Corp.	1,876,410	2,677
	Nickel Asia Corp.	15,321,400	2,094
*	Melco Crown Philippines Resorts Corp.	17,985,000	1,737
	Belle Corp.	20,710,000	1,349
	Travellers International Hotel Group Inc.	12,705,400	834
			987,867
Poland (1.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	13,565,602	104,075
	Polski Koncern Naftowy ORLEN SA	5,025,497	101,986
	Bank Pekao SA	2,451,478	82,935
	Powszechny Zaklad Ubezpieczen SA	8,887,006	78,203
	KGHM Polska Miedz SA	2,202,186	68,303
	Bank Zachodni WBK SA	465,498	40,114
	Polskie Gornictwo Naftowe i Gazownictwo SA	27,656,779	37,980
	PGE Polska Grupa Energetyczna SA	11,532,845	31,490
	LPP SA	21,368	27,229
*,^ Alior Bank SA		1,509,183	23,023
^	CCC SA	399,068	20,613
	Asseco Poland SA	1,413,199	20,303

*	mBank SA	213,094	20,145
*	Cyfrowy Polsat SA	2,959,092	17,909
*	Grupa Lotos SA	1,766,251	16,645
	Orange Polska SA	11,639,964	15,705
*	Bank Millennium SA	10,658,430	15,664
	Kernel Holding SA	781,674	15,573
	Grupa Azoty SA	821,499	14,093
	Eurocash SA	1,365,251	13,605
*	Tauron Polska Energia SA	18,211,984	13,420
*	Jastrzebska Spolka Weglowa SA	779,111	13,030
^	KRUK SA	211,255	12,976
*	CD Projekt SA	867,923	12,723
^	Synthos SA	7,792,973	11,677
	Bank Handlowy w Warszawie SA	566,966	10,880
^	Energa SA	3,883,346	9,905
*,^ Enea SA		3,876,726	9,815
	Ciech SA	307,822	5,293
*	PKP Cargo SA	374,719	4,995
	Budimex SA	81,659	4,406
*	Getin Noble Bank SA	5,875,428	2,425
	Neuca SA	18,116	1,813
	Warsaw Stock Exchange	154,826	1,726
*,^ Lubelski Wegiel Bogdanka SA		99,693	1,617
*	Boryszew SA	498,060	1,412
*	Globe Trade Centre SA	647,655	1,375
*	Getin Holding SA	1,036,950	365
*	Integer.pl SA	27,128	290
*	Bioton SA	120,975	240
			885,976
Qatar (0.5%)
	Qatar National Bank SAQ	1,571,795	70,222
	Industries Qatar QSC	1,060,594	33,364
	Masraf Al Rayan QSC	2,679,092	29,473
	Ooredoo QSC	824,496	23,779
*	Qatar Insurance Co. SAQ	921,919	21,696
	Commercial Bank QSC	1,590,493	14,287
	Qatar Gas Transport Co. Ltd.	1,967,161	13,004
	Qatar Islamic Bank SAQ	409,307	11,935
*	Doha Bank QSC	1,045,628	10,408
	Qatar Electricity & Water Co. QSC	143,707	9,117
	United Development Co. QSC	1,469,310	9,092
*	Aamal Co.	2,032,887	8,359
*	Qatar Navigation QSC	312,195	8,008
	Barwa Real Estate Co.	826,768	7,910
*	Salam International Investment Ltd. QSC	2,369,430	7,487
*	Vodafone Qatar QSC	2,449,694	6,320
	Qatar International Islamic Bank QSC	323,500	6,015
*	Gulf International Services QSC	532,318	4,379
*	Qatari Investors Group QSC	244,068	3,713
*	Al Meera Consumer Goods Co. QSC	73,299	3,604
*	Medicare Group	141,812	2,514
*	Ezdan Holding Group QSC	597,450	2,465
			307,151
Russia (4.5%)
	Sberbank of Russia PJSC	166,362,528	475,521
	Lukoil PJSC ADR	3,962,389	223,300

Gazprom PJSC	84,528,253	210,314
Gazprom PJSC ADR	42,142,824	209,099
Lukoil PJSC	3,234,708	181,426
Magnit PJSC GDR	4,399,000	161,484
Novatek PJSC	8,737,627	110,288
Novatek PJSC GDR	847,610	107,865
Tatneft PJSC ADR	2,221,882	90,580
AK Transneft OAO Preference Shares	24,290	82,560
Mobile TeleSystems PJSC ADR	7,317,651	76,616
Rosneft Oil Co. PJSC GDR	11,187,340	74,181
MMC Norilsk Nickel PJSC ADR	4,222,515	68,483
VTB Bank PJSC	59,191,131,072	67,805
Alrosa OJSC	37,933,500	66,638
Surgutneftegas OAO Preference Shares	109,378,410	62,455
Tatneft PAO	9,061,292	61,262
MMC Norilsk Nickel PJSC	317,850	50,877
Surgutneftegas OJSC ADR	9,446,622	50,770
Moscow Exchange MICEX-RTS PJSC	21,284,428	47,451
Rosneft Oil Co. PJSC	7,090,655	47,191
Severstal PAO	2,496,421	39,422
Novolipetsk Steel PJSC GDR	1,464,258	28,939
RusHydro PJSC	1,579,839,418	27,140
Rostelecom PJSC	18,256,325	25,320
Bashneft PJSC	340,785	22,924
Inter RAO UES PJSC	335,731,670	22,727
VTB Bank PJSC GDR	9,601,163	21,893
PhosAgro PJSC GDR	1,368,020	21,007
Sistema PJSC FC GDR	2,109,811	20,237
* Aeroflot PJSC	6,789,524	19,661
Surgutneftegas OJSC	32,516,249	17,486
MegaFon PJSC GDR	1,604,470	17,439
Federal Grid Co. Unified Energy System JSC	4,093,494,717	15,799
Magnitogorsk Iron & Steel OJSC	23,953,284	15,680
LSR Group PJSC GDR	3,287,614	12,226
* Uralkali PJSC	4,137,243	11,722
E.ON Russia JSC	230,721,198	10,853
Rosseti PJSC	450,217,605	9,270
Tatneft PAO Preference Shares	2,069,850	7,756
Acron JSC	117,629	6,859
Bashneft PAO Preference Shares	300,228	6,798
M.Video PJSC	963,564	6,164
* Mechel PJSC	1,798,736	5,553
TMK PJSC GDR	822,035	4,410
* Raspadskaya OAO	2,349,789	3,519
* DIXY Group PJSC	709,702	3,293
Mosenergo OAO	58,029,534	2,730
Mobile TeleSystems PJSC	459,003	2,102
OGK-2 PJSC	157,137,880	1,445
* Sollers PJSC	76,039	820
* Mechel PJSC ADR	127,690	767
TMK PJSC	396,480	547
Rostelecom PJSC ADR	64,638	540
Severstal PJSC GDR	25,650	407
Novolipetsk Steel PJSC	180,757	355
* Rosseti PJSC Rights Exp. 03/31/2017	7,490,810	25
		2,940,001

South Africa (7.8%)
Naspers Ltd.	6,737,569	1,073,375
Sasol Ltd.	8,645,232	257,904
MTN Group Ltd.	27,468,134	256,136
Standard Bank Group Ltd.	18,927,461	202,404
Steinhoff International Holdings NV (XJSE)	38,989,119	188,001
FirstRand Ltd.	47,634,283	177,443
Remgro Ltd.	8,512,597	142,542
Sanlam Ltd.	27,996,730	135,248
Aspen Pharmacare Holdings Ltd.	5,617,496	128,521
Shoprite Holdings Ltd.	6,921,966	91,880
Bid Corp. Ltd.	5,116,490	88,770
Growthpoint Properties Ltd.	43,380,477	84,873
Woolworths Holdings Ltd.	15,035,488	82,606
Vodacom Group Ltd.	7,311,504	81,937
Tiger Brands Ltd.	2,705,102	81,649
* AngloGold Ashanti Ltd.	6,395,957	81,279
Barclays Africa Group Ltd.	6,647,579	78,291
Bidvest Group Ltd.	5,396,676	63,555
Redefine Properties Ltd.	76,472,238	63,351
Netcare Ltd.	25,124,423	60,429
Sappi Ltd.	8,826,461	56,753
Nedbank Group Ltd.	3,257,377	56,187
RMB Holdings Ltd.	11,163,555	53,861
Capitec Bank Holdings Ltd.	894,777	46,760
Discovery Ltd.	5,449,883	46,512
Life Healthcare Group Holdings Ltd.	18,431,621	45,913
Mr Price Group Ltd.	3,745,916	45,346
Gold Fields Ltd.	12,901,787	44,614
Mondi Ltd.	2,019,126	44,509
Truworths International Ltd.	7,283,675	43,738
SPAR Group Ltd.	2,980,852	42,046
* Impala Platinum Holdings Ltd.	10,390,607	41,409
Foschini Group Ltd.	3,393,249	40,582
New Europe Property Investments plc	3,362,131	39,166
Resilient REIT Ltd.	4,404,067	38,241
^ Clicks Group Ltd.	4,213,476	38,141
Hyprop Investments Ltd.	4,208,984	37,441
AVI Ltd.	5,394,370	36,769
Imperial Holdings Ltd.	2,861,750	35,531
Brait SE	5,447,870	32,059
MMI Holdings Ltd.	17,348,422	31,916
Investec Ltd.	4,297,640	30,377
Telkom SA SOC Ltd.	5,258,747	28,819
Barloworld Ltd.	3,474,859	28,571
Pioneer Foods Group Ltd.	2,300,365	28,453
Pick n Pay Stores Ltd.	5,529,919	28,093
PSG Group Ltd.	1,644,861	27,798
Sibanye Gold Ltd.	11,543,424	26,099
* Anglo American Platinum Ltd.	951,667	24,915
Fortress Income Fund Ltd. Class B	9,365,615	24,283
Coronation Fund Managers Ltd.	4,593,326	22,820
* Northam Platinum Ltd.	5,974,259	22,740
EOH Holdings Ltd.	1,945,902	21,170
Exxaro Resources Ltd.	2,533,654	20,065
Tongaat Hulett Ltd.	2,009,026	19,986
Massmart Holdings Ltd.	1,853,687	18,561

JSE Ltd.	1,504,805	18,043
Omnia Holdings Ltd.	1,160,603	15,701
AECI Ltd.	2,005,396	15,325
Harmony Gold Mining Co. Ltd.	5,958,760	15,015
African Rainbow Minerals Ltd.	1,671,200	14,967
* Kumba Iron Ore Ltd.	957,370	14,766
Liberty Holdings Ltd.	1,799,060	14,735
* Attacq Ltd.	10,713,019	14,317
* Nampak Ltd.	10,228,190	14,266
Reunert Ltd.	2,778,393	14,150
Fortress Income Fund Ltd. Class A	11,020,314	14,148
DataTec Ltd.	3,525,924	13,633
Tsogo Sun Holdings Ltd.	6,454,247	12,666
Assore Ltd.	589,699	12,084
Wilson Bayly Holmes-Ovcon Ltd.	1,085,240	11,791
Santam Ltd.	644,935	11,539
Sun International Ltd.	1,717,269	11,196
* Super Group Ltd.	4,098,639	11,133
* PPC Ltd.	21,143,471	10,739
KAP Industrial Holdings Ltd.	18,118,457	10,490
Famous Brands Ltd.	922,625	9,965
Vukile Property Fund Ltd.	6,719,080	9,353
SA Corporate Real Estate Ltd.	21,843,066	9,241
Distell Group Ltd.	819,238	9,127
Grindrod Ltd.	8,525,246	8,947
Alexander Forbes Group Holdings Ltd.	13,967,486	7,371
Blue Label Telecoms Ltd.	5,031,865	6,854
Murray & Roberts Holdings Ltd.	8,032,608	6,629
Cashbuild Ltd.	233,640	6,020
Astral Foods Ltd.	532,641	5,967
Zeder Investments Ltd.	10,397,889	5,681
* ArcelorMittal South Africa Ltd.	5,416,420	5,278
Steinhoff International Holdings NV (XETR)	1,075,902	5,176
Emira Property Fund Ltd.	4,759,981	5,069
Mpact Ltd.	2,235,146	4,903
Peregrine Holdings Ltd.	2,048,535	4,519
Ascendis Health Ltd.	2,414,574	4,186
Advtech Ltd.	3,259,044	4,092
* Curro Holdings Ltd.	1,099,970	3,903
Oceana Group Ltd.	440,079	3,882
Trencor Ltd.	1,395,104	3,882
Adcock Ingram Holdings Ltd.	1,006,734	3,850
Metair Investments Ltd.	2,270,826	3,737
* Consolidated Infrastructure Group Ltd.	1,913,886	3,262
* Royal Bafokeng Platinum Ltd.	1,124,719	3,189
City Lodge Hotels Ltd.	262,659	2,864
Raubex Group Ltd.	1,582,762	2,681
* Aveng Ltd.	4,804,954	2,603
DRDGOLD Ltd.	4,552,954	2,564
^ Lewis Group Ltd.	832,534	2,536
Rebosis Property Fund Ltd.	1,684,764	1,589
Group Five Ltd.	881,090	1,576
Invicta Holdings Ltd.	334,942	1,506
Delta Property Fund Ltd.	2,315,291	1,402
Pinnacle Holdings Ltd.	995,391	1,372
Adcorp Holdings Ltd.	1,089,842	1,170
Hudaco Industries Ltd.	99,014	836

Merafe Resources Ltd.	4,477,977	648
Clover Industries Ltd.	491,093	636
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	18
* African Phoenix Inv Ltd.	23,997,414	—
		5,129,226
South Korea (0.0%)
*,2 CEMEX Holdings Philippines Inc.	18,356,923	4,132
KT Corp.		—
SK Telecom Co. Ltd.		—
		4,132
Switzerland (0.0%)

*,^,2 3SBio Inc.	14,206,500	13,872

Taiwan (15.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	237,443,845	1,414,895
^ Taiwan Semiconductor Manufacturing Co. Ltd. ADR	28,162,379	870,499
Hon Hai Precision Industry Co. Ltd.	233,383,779	625,884
Formosa Plastics Corp.	79,880,616	230,809
Largan Precision Co. Ltd.	1,543,135	220,724
Nan Ya Plastics Corp.	93,643,253	220,584
Formosa Chemicals & Fibre Corp.	70,659,830	219,041
Cathay Financial Holding Co. Ltd.	128,875,485	196,262
Delta Electronics Inc.	34,861,767	194,717
Fubon Financial Holding Co. Ltd.	117,268,951	190,591
CTBC Financial Holding Co. Ltd.	296,720,395	169,016
China Steel Corp.	201,886,385	163,460
MediaTek Inc.	23,205,143	158,865
Uni-President Enterprises Corp.	77,720,698	133,326
Mega Financial Holding Co. Ltd.	176,810,636	131,810
Chunghwa Telecom Co. Ltd.	32,708,913	106,687
Asustek Computer Inc.	11,615,958	101,523
Catcher Technology Co. Ltd.	11,677,259	95,237
First Financial Holding Co. Ltd.	167,293,813	93,358
Taiwan Mobile Co. Ltd.	27,770,796	92,758
Quanta Computer Inc.	44,687,165	91,110
Chunghwa Telecom Co. Ltd. ADR	2,712,204	85,597
E.Sun Financial Holding Co. Ltd.	143,503,815	84,768
Hotai Motor Co. Ltd.	7,151,000	82,178
Formosa Petrochemical Corp.	23,066,894	78,796
Pegatron Corp.	31,619,339	76,142
Hua Nan Financial Holdings Co. Ltd.	140,724,688	74,011
Advanced Semiconductor Engineering Inc.	66,075,717	72,815
Yuanta Financial Holding Co. Ltd.	182,883,634	72,617
Taiwan Cooperative Financial Holding Co. Ltd.	153,797,078	70,280
President Chain Store Corp.	9,366,647	70,063
Far EasTone Telecommunications Co. Ltd.	27,892,343	66,271
Innolux Corp.	149,494,575	63,328
China Development Financial Holding Corp.	244,808,649	62,574
Cheng Shin Rubber Industry Co. Ltd.	31,287,883	62,288
Taiwan Cement Corp.	53,874,877	61,097
Taishin Financial Holding Co. Ltd.	158,863,694	59,990
Far Eastern New Century Corp.	70,790,322	58,999
Pou Chen Corp.	45,261,531	57,348
Lite-On Technology Corp.	36,919,646	55,765
Foxconn Technology Co. Ltd.	19,049,849	53,765

Advantech Co. Ltd.	6,170,619	52,346
Chang Hwa Commercial Bank Ltd.	92,934,111	51,607
SinoPac Financial Holdings Co. Ltd.	174,598,098	51,512
China Life Insurance Co. Ltd. (XTAI)	50,876,720	49,792
Compal Electronics Inc.	73,775,629	44,513
Advanced Semiconductor Engineering Inc. ADR	7,100,599	40,615
^ United Microelectronics Corp. ADR	22,175,888	40,138
Inventec Corp.	52,137,489	39,213
Wistron Corp.	45,090,878	38,503
AU Optronics Corp.	92,924,669	38,478
Asia Cement Corp.	42,082,529	36,075
United Microelectronics Corp.	98,295,970	35,694
* Shin Kong Financial Holding Co. Ltd.	135,699,583	34,855
Novatek Microelectronics Corp.	9,761,817	34,576
Giant Manufacturing Co. Ltd.	5,230,509	34,376
Siliconware Precision Industries Co. Ltd.	21,475,906	32,712
Eclat Textile Co. Ltd.	2,995,950	31,294
* HTC Corp.	11,993,225	30,563
Teco Electric and Machinery Co. Ltd.	33,248,000	30,053
Realtek Semiconductor Corp.	8,228,241	28,716
Vanguard International Semiconductor Corp.	15,808,000	28,569
Powertech Technology Inc.	9,956,000	27,289
Feng TAY Enterprise Co. Ltd.	6,012,390	26,281
Synnex Technology International Corp.	24,718,907	25,797
Siliconware Precision Industries Co. Ltd. ADR	3,353,929	25,456
Micro-Star International Co. Ltd.	10,148,000	24,621
AU Optronics Corp. ADR	5,747,082	24,080
Chicony Electronics Co. Ltd.	10,178,199	24,012
Acer Inc.	51,736,632	23,891
Chailease Holding Co. Ltd.	13,169,000	23,558
Walsin Lihwa Corp.	59,081,082	22,974
WPG Holdings Ltd.	17,881,000	21,402
Taiwan Business Bank	81,681,215	21,340
Highwealth Construction Corp.	12,882,000	19,158
Merida Industry Co. Ltd.	3,674,000	19,140
Nien Made Enterprise Co. Ltd.	2,009,000	18,860
Formosa Taffeta Co. Ltd.	19,275,868	18,561
Ruentex Industries Ltd.	9,921,000	18,408
* Ruentex Development Co. Ltd.	14,834,000	18,075
Win Semiconductors Corp.	5,929,292	17,839
Taiwan Fertilizer Co. Ltd.	13,638,100	17,742
Phison Electronics Corp.	2,224,000	17,605
* Tatung Co. Ltd.	32,329,000	17,349
Eternal Materials Co. Ltd.	15,838,232	17,170
Airtac International Group	2,017,000	16,790
Eva Airways Corp.	33,693,854	16,273
Winbond Electronics Corp.	38,663,000	15,872
Tripod Technology Corp.	6,470,000	15,772
Hiwin Technologies Corp.	2,981,580	15,371
Nanya Technology Corp.	9,818,246	15,126
LCY Chemical Corp.	10,587,000	14,976
Transcend Information Inc.	5,428,981	14,826
Yageo Corp.	5,910,387	14,348
* TaiMed Biologics Inc.	2,652,000	13,606
Taiwan Secom Co. Ltd.	4,815,805	13,382
Accton Technology Corp.	7,355,000	13,344
Feng Hsin Steel Co. Ltd.	8,576,310	13,116

Yulon Motor Co. Ltd.	14,846,584	13,070
CTCI Corp.	8,340,000	12,983
Chroma ATE Inc.	4,903,000	12,853
St. Shine Optical Co. Ltd.	678,000	12,810
Poya International Co. Ltd.	1,038,320	12,682
Capital Securities Corp.	44,074,422	12,667
eMemory Technology Inc.	992,000	12,640
Tong Yang Industry Co. Ltd.	6,797,000	12,547
China Airlines Ltd.	41,710,050	12,529
* Epistar Corp.	16,547,732	12,482
Zhen Ding Technology Holding Ltd.	5,860,000	12,308
* Evergreen Marine Corp. Taiwan Ltd.	29,683,358	12,277
King Yuan Electronics Co. Ltd.	14,137,000	12,209
Simplo Technology Co. Ltd.	3,976,000	11,887
Kenda Rubber Industrial Co. Ltd.	7,689,571	11,798
* Taiwan Glass Industry Corp.	27,700,818	11,688
Chipbond Technology Corp.	8,034,000	11,642
China Motor Corp.	12,729,000	11,637
Elite Material Co. Ltd.	3,293,000	11,556
Standard Foods Corp.	4,685,580	11,516
Oriental Union Chemical Corp.	12,998,000	11,516
Silergy Corp.	752,000	11,424
King Slide Works Co. Ltd.	842,000	11,209
* China Petrochemical Development Corp.	30,645,000	11,005
Far Eastern International Bank	37,497,522	10,993
King's Town Bank Co. Ltd.	11,713,000	10,717
Wistron NeWeb Corp.	3,650,350	10,449
TSRC Corp.	9,010,000	10,428
Hota Industrial Manufacturing Co. Ltd.	2,507,000	10,395
Radiant Opto-Electronics Corp.	5,676,291	10,319
Chin-Poon Industrial Co. Ltd.	5,191,000	10,309
Qisda Corp.	19,537,000	10,217
Taiwan Paiho Ltd.	3,308,000	10,131
* HannStar Display Corp.	37,624,000	9,908
Merry Electronics Co. Ltd.	2,309,000	9,663
PChome Online Inc.	1,144,134	9,470
Everlight Electronics Co. Ltd.	6,031,000	9,435
Walsin Technology Corp.	7,617,300	9,430
* TPK Holding Co. Ltd.	4,982,667	9,304
Unimicron Technology Corp.	23,333,754	9,191
E Ink Holdings Inc.	11,459,000	9,064
Makalot Industrial Co. Ltd.	2,434,987	9,054
Parade Technologies Ltd.	866,000	8,954
Land Mark Optoelectronics Corp.	990,900	8,787
Kinsus Interconnect Technology Corp.	3,747,000	8,627
YFY Inc.	24,674,000	8,582
FLEXium Interconnect Inc.	2,974,278	8,544
Sino-American Silicon Products Inc.	6,701,000	8,543
TTY Biopharm Co. Ltd.	2,553,000	8,340
Cheng Uei Precision Industry Co. Ltd.	7,126,473	8,326
Tung Thih Electronic Co. Ltd.	874,000	8,257
Long Chen Paper Co. Ltd.	10,423,523	8,199
Gigabyte Technology Co. Ltd.	6,164,000	8,079
Wan Hai Lines Ltd.	14,496,450	8,057
WT Microelectronics Co. Ltd.	5,797,050	8,042
Nan Kang Rubber Tire Co. Ltd.	8,442,000	7,983
ITEQ Corp.	5,908,000	7,885

Mitac Holdings Corp.	7,097,691	7,843
* Chunghwa Precision Test Tech Co. Ltd.	217,000	7,739
* Asia Pacific Telecom Co. Ltd.	23,709,000	7,688
Voltronic Power Technology Corp.	558,355	7,558
Ennoconn Corp.	522,085	7,512
Cathay Real Estate Development Co. Ltd.	12,487,700	7,441
U-Ming Marine Transport Corp.	8,444,356	7,352
Gourmet Master Co. Ltd.	834,500	7,303
* Egis Technology Inc.	858,000	7,221
Globalwafers Co. Ltd.	1,514,000	6,958
AmTRAN Technology Co. Ltd.	9,664,000	6,950
Kinpo Electronics	17,206,000	6,907
Tong Hsing Electronic Industries Ltd.	1,812,000	6,884
Taichung Commercial Bank Co. Ltd.	23,394,485	6,879
Clevo Co.	7,742,000	6,818
Getac Technology Corp.	4,541,000	6,779
Topco Scientific Co. Ltd.	2,402,300	6,743
Compeq Manufacturing Co. Ltd.	12,520,000	6,664
Great Wall Enterprise Co. Ltd.	7,221,000	6,653
Sinbon Electronics Co. Ltd.	2,970,315	6,520
Grand Pacific Petrochemical	10,006,000	6,520
Ardentec Corp.	8,535,317	6,364
China Bills Finance Corp.	15,115,000	6,346
Huaku Development Co. Ltd.	3,095,000	6,071
President Securities Corp.	16,447,953	6,067
Sanyang Motor Co. Ltd.	9,277,000	6,067
Greatek Electronics Inc.	4,794,000	6,064
Ton Yi Industrial Corp.	12,797,000	6,046
Sercomm Corp.	2,361,000	6,036
Coretronic Corp.	5,502,400	6,021
OptoTech Corp.	13,161,000	5,941
Ginko International Co. Ltd.	602,000	5,918
* Center Laboratories Inc.	3,068,568	5,893
Grape King Bio Ltd.	1,029,000	5,847
* Yieh Phui Enterprise Co. Ltd.	14,632,000	5,821
Cub Elecparts Inc.	737,270	5,815
TA Chen Stainless Pipe	9,934,860	5,766
China Steel Chemical Corp.	1,469,000	5,746
Yungtay Engineering Co. Ltd.	3,985,000	5,710
* Neo Solar Power Corp.	10,931,242	5,572
* Mercuries Life Insurance Co. Ltd.	10,018,745	5,538
* Genius Electronic Optical Co. Ltd.	959,000	5,511
Shin Zu Shing Co. Ltd.	1,924,000	5,474
Elan Microelectronics Corp.	4,948,000	5,429
Lien Hwa Industrial Corp.	7,259,874	5,429
Tung Ho Steel Enterprise Corp.	7,827,000	5,317
General Interface Solution Holding Ltd.	1,663,000	5,271
A-DATA Technology Co. Ltd.	3,093,000	5,183
Primax Electronics Ltd.	3,631,000	5,176
Advanced Ceramic X Corp.	625,000	5,162
Taiwan Hon Chuan Enterprise Co. Ltd.	3,011,000	5,143
China General Plastics Corp.	6,612,160	5,103
Waterland Financial Holdings Co. Ltd.	19,097,166	5,072
Sigurd Microelectronics Corp.	6,550,000	5,027
* Orient Semiconductor Electronics Ltd.	13,772,000	5,006
Far Eastern Department Stores Ltd.	9,639,000	4,988
Flytech Technology Co. Ltd.	1,588,000	4,958

USI Corp.	9,679,000	4,933
Namchow Chemical Industrial Co. Ltd.	2,368,000	4,851
PharmaEngine Inc.	791,764	4,822
FocalTech Systems Co. Ltd.	4,134,000	4,791
Tainan Spinning Co. Ltd.	10,916,000	4,775
Chong Hong Construction Co. Ltd.	2,285,000	4,740
Cheng Loong Corp.	10,285,000	4,731
TXC Corp.	3,434,000	4,664
Taiwan Styrene Monomer	7,048,000	4,662
Depo Auto Parts Ind Co. Ltd.	1,748,000	4,659
Chaun-Choung Technology Corp.	945,000	4,645
Casetek Holdings Ltd.	1,499,000	4,610
IEI Integration Corp.	3,103,000	4,579
* Yang Ming Marine Transport Corp.	25,629,195	4,577
* Motech Industries Inc.	4,795,000	4,569
YC INOX Co. Ltd.	5,066,200	4,556
* Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	4,556
Holtek Semiconductor Inc.	2,841,000	4,534
Lung Yen Life Service Corp.	2,535,000	4,519
Hu Lane Associate Inc.	961,000	4,512
Taiwan PCB Techvest Co. Ltd.	4,710,000	4,504
Elite Advanced Laser Corp.	1,125,600	4,479
Taiwan Acceptance Corp.	1,707,000	4,474
Farglory Land Development Co. Ltd.	3,755,000	4,449
United Integrated Services Co. Ltd.	2,697,000	4,423
* Gintech Energy Corp.	6,678,000	4,398
International Games System Co. Ltd.	661,000	4,365
Posiflex Technology Inc.	772,425	4,295
Aten International Co. Ltd.	1,665,000	4,293
Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	4,276
Pan-International Industrial Corp.	5,288,000	4,260
AcBel Polytech Inc.	5,641,000	4,257
Taiwan TEA Corp.	8,741,000	4,255
Firich Enterprises Co. Ltd.	2,232,210	4,248
Adlink Technology Inc.	1,843,790	4,228
Taiwan Semiconductor Co. Ltd.	3,631,000	4,211
YungShin Global Holding Corp.	2,898,000	4,206
Pharmally International Holding Co. Ltd.	303,000	4,204
Taiwan Shin Kong Security Co. Ltd.	3,307,000	4,193
* Iron Force Industrial Co. Ltd.	717,000	4,067
Cleanaway Co. Ltd.	776,000	4,046
* Ritek Corp.	24,366,586	4,019
Zeng Hsing Industrial Co. Ltd.	777,000	3,992
Wah Lee Industrial Corp.	2,685,000	3,968
* Asia Optical Co. Inc.	3,094,000	3,967
Gloria Material Technology Corp.	5,911,640	3,965
Pixart Imaging Inc.	1,786,000	3,961
China Synthetic Rubber Corp.	4,349,000	3,959
Bizlink Holding Inc.	743,191	3,936
Pan Jit International Inc.	7,277,000	3,923
Mercuries & Associates Holding Ltd.	5,328,800	3,916
Basso Industry Corp.	1,277,000	3,845
Taiwan Land Development Corp.	11,881,201	3,830
China Man-Made Fiber Corp.	13,401,050	3,823
Syncmold Enterprise Corp.	1,890,000	3,812
CyberTAN Technology Inc.	6,098,000	3,730
Shinkong Synthetic Fibers Corp.	12,231,000	3,678

Prince Housing & Development Corp.	11,012,000	3,675
Sampo Corp.	6,331,000	3,670
ScinoPharm Taiwan Ltd.	3,000,400	3,669
Taiwan Surface Mounting Technology Corp.	4,362,000	3,634
Test Research Inc.	2,969,000	3,588
Lite-On Semiconductor Corp.	3,846,000	3,584
Elite Semiconductor Memory Technology Inc.	3,351,000	3,578
UPC Technology Corp.	8,205,000	3,520
* CMC Magnetics Corp.	30,868,000	3,504
Everlight Chemical Industrial Corp.	5,460,200	3,503
Lextar Electronics Corp.	7,921,000	3,485
Systex Corp.	1,793,000	3,471
Visual Photonics Epitaxy Co. Ltd.	2,193,500	3,441
Formosa International Hotels Corp.	647,000	3,427
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,105,000	3,402
Sunplus Technology Co. Ltd.	9,365,000	3,389
Sporton International Inc.	604,313	3,372
BES Engineering Corp.	16,848,000	3,356
Li Cheng Enterprise Co. Ltd.	1,241,920	3,339
TYC Brother Industrial Co. Ltd.	2,895,000	3,309
Taiwan FamilyMart Co. Ltd.	497,000	3,300
Nan Ya Printed Circuit Board Corp.	4,144,521	3,296
* Wafer Works Corp.	7,227,647	3,283
Wowprime Corp.	725,000	3,242
Hung Sheng Construction Ltd.	5,223,000	3,221
Taiflex Scientific Co. Ltd.	2,698,920	3,203
Sitronix Technology Corp.	1,056,000	3,184
* Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	3,165
ITE Technology Inc.	3,336,000	3,161
Test Rite International Co. Ltd.	4,897,000	3,128
* Microbio Co. Ltd.	4,377,000	3,116
Gemtek Technology Corp.	3,989,000	3,113
Soft-World International Corp.	1,523,000	3,091
Rechi Precision Co. Ltd.	2,973,000	3,072
* Medigen Biotechnology Corp.	1,336,000	3,057
Brogent Technologies Inc.	407,000	2,928
Gigasolar Materials Corp.	260,000	2,905
Kinik Co.	1,381,000	2,843
Goldsun Building Materials Co. Ltd.	12,020,000	2,843
* Wei Chuan Foods Corp.	4,838,000	2,837
* HannsTouch Solution Inc.	8,494,000	2,819
San Shing Fastech Corp.	1,667,000	2,818
Universal Cement Corp.	3,566,700	2,801
Lealea Enterprise Co. Ltd.	10,322,000	2,791
Long Bon International Co. Ltd.	5,204,000	2,779
Darwin Precisions Corp.	6,784,000	2,775
Kindom Construction Corp.	4,431,000	2,766
Xxentria Technology Materials Corp.	1,140,000	2,766
Jih Sun Financial Holdings Co. Ltd.	12,760,647	2,765
Lingsen Precision Industries Ltd.	7,333,000	2,759
Darfon Electronics Corp.	4,273,000	2,744
Federal Corp.	5,135,040	2,741
Chlitina Holding Ltd.	583,000	2,737
Hung Poo Real Estate Development Corp.	3,326,000	2,732
Unitech Printed Circuit Board Corp.	9,089,000	2,729
* Gigastorage Corp.	3,580,000	2,726
Global Unichip Corp.	1,065,000	2,720

Career Technology MFG. Co. Ltd.	4,794,000	2,711
Nan Liu Enterprise Co. Ltd.	563,000	2,693
* Sunny Friend Environmental Technology Co. Ltd.	698,000	2,672
China Metal Products	2,658,000	2,671
Advanced Wireless Semiconductor Co.	1,586,000	2,663
Yulon Nissan Motor Co. Ltd.	416,188	2,634
Formosan Rubber Group Inc.	5,175,704	2,620
Faraday Technology Corp.	2,536,000	2,614
* Etron Technology Inc.	6,578,000	2,603
Hsin Kuang Steel Co. Ltd.	3,541,000	2,551
* Ho Tung Chemical Corp.	9,341,550	2,545
Jess-Link Products Co. Ltd.	2,649,000	2,534
D-Link Corp.	7,598,000	2,526
* Unizyx Holding Corp.	5,295,000	2,466
Toung Loong Textile Manufacturing	967,000	2,450
Asia Polymer Corp.	3,930,740	2,432
Wisdom Marine Lines Co. Ltd.	2,470,725	2,428
* Radium Life Tech Co. Ltd.	7,886,000	2,398
MIN AIK Technology Co. Ltd.	2,159,000	2,351
Vivotek Inc.	902,518	2,348
Asia Vital Components Co. Ltd.	2,964,000	2,343
Taiyen Biotech Co. Ltd.	2,457,000	2,339
Tyntek Corp.	5,985,000	2,326
Taiwan Cogeneration Corp.	3,179,000	2,287
Dynapack International Technology Corp.	1,939,000	2,283
Sunrex Technology Corp.	3,865,363	2,252
Quanta Storage Inc.	2,255,000	2,244
Global Mixed Mode Technology Inc.	1,014,000	2,228
Unity Opto Technology Co. Ltd.	5,295,000	2,222
* Ichia Technologies Inc.	4,266,000	2,209
WUS Printed Circuit Co. Ltd.	3,816,000	2,182
Sonix Technology Co. Ltd.	2,123,000	2,178
* Solartech Energy Corp.	4,499,000	2,162
Senao International Co. Ltd.	1,290,000	2,149
L&K Engineering Co. Ltd.	1,906,000	2,141
* Gold Circuit Electronics Ltd.	6,265,000	2,099
KEE TAI Properties Co. Ltd.	7,078,000	2,074
Globe Union Industrial Corp.	3,939,000	2,030
Masterlink Securities Corp.	7,376,670	2,003
Alpha Networks Inc.	3,138,000	1,996
* Global Brands Manufacture Ltd.	5,173,000	1,987
* Swancor Holding Co. Ltd.	845,000	1,967
Ability Enterprise Co. Ltd.	3,587,491	1,942
Elitegroup Computer Systems Co. Ltd.	3,216,000	1,932
* Li Peng Enterprise Co. Ltd.	7,079,000	1,931
Weltrend Semiconductor	2,617,000	1,916
Cyberlink Corp.	852,000	1,911
CHC Healthcare Group	1,412,899	1,904
Sheng Yu Steel Co. Ltd.	1,687,000	1,904
Huang Hsiang Construction Corp.	1,545,000	1,903
* Shining Building Business Co. Ltd.	5,696,000	1,900
Green Seal Holding Ltd.	384,000	1,885
Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,801
Kuoyang Construction Co. Ltd.	4,577,000	1,762
Sinyi Realty Inc.	1,703,000	1,757
China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,738
Jentech Precision Industrial Co. Ltd.	1,093,000	1,726

* E-Ton Solar Tech Co. Ltd.	5,429,000	1,700
* Lotus Pharmaceutical Co. Ltd.	862,000	1,689
* TWi Pharmaceuticals Inc.	527,000	1,678
* AGV Products Corp.	7,062,369	1,661
Chimei Materials Technology Corp.	3,740,000	1,639
ACES Electronic Co. Ltd.	2,045,000	1,630
* Silicon Integrated Systems Corp.	7,452,468	1,622
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	626,000	1,614
Tsann Kuen Enterprise Co. Ltd.	1,773,000	1,612
* Green Energy Technology Inc.	2,940,000	1,609
* ALI Corp.	2,977,000	1,569
Evergreen International Storage & Transport Corp.	3,228,000	1,516
Infortrend Technology Inc.	2,973,000	1,513
Zinwell Corp.	1,493,000	1,506
CSBC Corp. Taiwan	3,374,000	1,493
Holy Stone Enterprise Co. Ltd.	1,426,000	1,474
GeoVision Inc.	1,068,079	1,469
FSP Technology Inc.	1,896,120	1,446
Rich Development Co. Ltd.	5,537,000	1,415
Continental Holdings Corp.	4,144,000	1,402
Sincere Navigation Corp.	2,046,000	1,371
Chun Yuan Steel	3,524,000	1,345
* Phihong Technology Co. Ltd.	3,758,000	1,339
Lotes Co. Ltd.	397,000	1,282
Nien Hsing Textile Co. Ltd.	1,625,000	1,275
Chung Hwa Pulp Corp.	4,020,000	1,271
* G Tech Optoelectronics Corp.	2,016,481	1,263
* Eastern Media International Corp.	5,233,000	1,239
Topkey Corp.	367,615	1,234
ENG Electric Co. Ltd.	2,203,560	1,203
Altek Corp.	1,504,000	1,170
Johnson Health Tech Co. Ltd.	787,000	1,143
* China Electric Manufacturing Corp.	4,538,000	1,113
Concord Securities Co. Ltd.	5,500,000	1,106
Bank of Kaohsiung Co. Ltd.	3,595,284	1,063
* Taiwan Liposome Co. Ltd.	273,000	1,041
Kuo Toong International Co. Ltd.	1,610,950	1,024
* King's Town Construction Co. Ltd.	1,429,000	1,010
Ambassador Hotel	1,325,000	992
Young Optics Inc.	1,091,000	973
Microlife Corp.	351,000	851
* Ta Ya Electric Wire & Cable	4,319,000	787
* Shih Wei Navigation Co. Ltd.	2,581,000	758
* Dynamic Electronics Co. Ltd.	2,613,000	737
Taiwan Fire & Marine Insurance Co. Ltd.	1,202,000	727
* LES Enphants Co. Ltd.	2,016,000	704
Chinese Maritime Transport Ltd.	755,370	675
* Genesis Photonics Inc.	5,026,000	498
Advanced International Multitech Co. Ltd.	561,000	466
* Champion Building Materials Co. Ltd.	1,881,000	424
XPEC Entertainment Inc.	988,965	416
Taiwan Mask Corp.	1,049,000	307
Chia Hsin Cement Corp.	951,000	292
Taiwan Sanyo Electric Co. Ltd.	168,000	132
* Gintech Energy Corp Rights Exp. 02/15/2017	779,705	86
* Phihong Technology Co. Ltd Rights Exp. 03/01/2017	649,591	20

* Macronix International	541	—
		10,136,634
Thailand (4.0%)
* PTT PCL	14,865,700	170,629
* CP ALL PCL (Local)	80,038,541	137,477
* Siam Commercial Bank PCL (Local)	27,700,909	118,847
^ Siam Cement PCL NVDR	7,939,100	114,121
* Advanced Info Service PCL (Local)	19,659,093	88,798
PTT PCL (Foreign)	7,617,542	87,434
* Airports of Thailand PCL	7,093,702	83,541
* Bangkok Dusit Medical Services PCL	131,979,200	83,154
Siam Cement PCL (Foreign)	4,783,417	68,760
* Kasikornbank PCL	12,355,400	66,203
* PTT Exploration and Production PCL (Local)	23,385,306	65,108
* Central Pattana PCL	36,382,028	58,394
Kasikornbank PCL NVDR	10,236,500	54,849
* Minor International PCL	50,089,130	49,467
Kasikornbank PCL (Foreign)	8,629,287	46,238
^ Intouch Holdings PCL NVDR	26,998,250	41,039
* Bangkok Bank PCL (Local)	8,262,643	40,969
Siam Commercial Bank PCL	9,000,000	38,613
PTT Global Chemical PCL (Foreign)	18,328,007	35,276
Krung Thai Bank PCL (Foreign)	64,795,851	34,978
* Thai Oil PCL	15,291,800	31,168
* Charoen Pokphand Foods PCL	38,403,200	31,093
* Bumrungrad Hospital PCL	6,085,304	30,923
* TMB Bank PCL	399,231,500	26,544
* Banpu PCL (Local)	47,334,200	26,103
* BTS Group Holdings PCL	109,280,900	25,923
* Electricity Generating PCL	4,382,200	25,119
^ Land & Houses PCL (Foreign)	86,681,280	23,886
* Home Product Center PCL	84,451,579	23,857
* PTT Global Chemical PCL (Local)	11,865,500	22,838
* Bangkok Expressway & Metro PCL	112,702,003	22,609
^ IRPC PCL (Foreign)	149,860,160	22,138
* Thai Union Group PCL	37,410,100	22,100
* Delta Electronics Thailand PCL	9,014,400	21,939
* KCE Electronics PCL	6,583,100	20,395
* Digital Telecommunications Infrastructure Fund	47,729,200	19,659
* True Corp. PCL	104,756,177	19,494
Charoen Pokphand Foods PCL (Foreign)	23,343,100	18,900
* Thanachart Capital PCL	13,167,600	17,759
Indorama Ventures PCL (Foreign)	17,513,464	17,410
* Group Lease PCL	10,001,179	16,836
* OBI Pharma Inc.	1,793,000	16,610
* Bangchak Petroleum PCL	16,193,400	16,217
* BTS Rail Mass Transit Growth Infrastructure Fund	46,930,900	15,597
* Kiatnakin Bank PCL (lLocal)	9,198,300	14,897
* Jasmine Broadband Internet Infrastructure Fund	43,131,900	14,829
^ Ratchaburi Electricity Generating Holding PCL	9,940,900	14,406
Glow Energy PCL (Foreign)	6,332,855	14,027
* Total Access Communication PCL (Local)	12,284,100	13,697
^ Berli Jucker PCL (Foreign)	9,440,887	13,407
^ Krung Thai Bank PCL NVDR	24,389,000	13,165
* Hana Microelectronics PCL	10,581,400	12,777
* CH Karnchang PCL	15,555,700	12,708
* Robinson Department Store PCL	7,662,000	12,611

*	Central Plaza Hotel PCL	11,714,900	12,407
*	Siam Global House PCL	23,351,295	12,274
	Bangkok Life Assurance PCL	8,721,000	12,075
*	Sino-Thai Engineering & Construction PCL	16,659,700	11,643
*	Supalai PCL	16,579,700	11,398
*	Berli Jucker PCL	7,814,600	11,105
*	Siam City Cement PCL (Local)	1,374,083	10,967
^	True Corp. PCL (Foreign)	58,468,443	10,880
*	Bangkok Land PCL	196,004,300	10,579
*	Thai Airways International PCL	16,369,900	9,998
*	Sri Trang Agro-Industry PCL	14,021,700	9,875
*	Muangthai Leasing PCL	12,083,100	9,696
*	Krungthai Card PCL	2,267,900	9,055
*	TPI Polene PCL	132,123,500	8,933
	Banpu PCL	16,096,170	8,877
*	Carabao Group PCL	4,053,700	8,663
*	Thai Vegetable Oil PCL	7,422,400	8,646
*	Srisawad Power 1979 PCL	7,329,544	8,594
*	Superblock PCL	206,745,900	8,516
*,2 Star Petroleum Refining PCL		24,087,300	8,484
*,^ Tisco Financial Group PCL NVDR		4,883,800	8,463
*	Major Cineplex Group PCL	9,094,700	8,335
*	Sansiri PCL (Local)	154,574,800	8,210
*	Italian-Thai Development PCL (Local)	57,615,300	8,185
*	Tisco Financial Group PCL	4,659,800	8,075
*	AP Thailand PCL	37,876,300	7,957
*	Chularat Hospital PCL	96,306,200	7,933
*	Bangkok Chain Hospital PCL	18,771,700	7,889
*	Quality Houses PCL	104,611,600	7,845
*	Vibhavadi Medical Center PCL	82,131,700	7,459
*	Dynasty Ceramic PCL	58,283,600	7,450
*	VGI Global Media PCL	47,161,500	7,100
*	Pruksa Real Estate PCL	11,775,000	7,013
*	Amata Corp. PCL	16,196,000	6,993
*	PTG Energy PCL	8,752,700	6,962
*	Gunkul Engineering PCL	45,179,060	6,864
*	Thaicom PCL	10,857,800	6,816
*	Esso Thailand PCL	20,750,777	6,779
*	Tipco Asphalt PCL	10,227,500	6,710
*	Unique Engineering & Construction PCL	11,751,600	6,477
*	Jasmine International PCL	25,617,400	6,404
	TTW PCL	20,910,300	6,351
*	Thoresen Thai Agencies PCL	22,652,800	6,306
*	Indorama Ventures PCL (Local))	6,225,400	6,188
	BEC World PCL (Foreign)	12,112,025	6,090
*	LPN Development PCL	16,212,400	5,527
*	CK Power PCL	57,014,300	5,452
*	Samart Corp. PCL	11,570,400	5,423
*	Bangkok Airways PCL	8,243,600	5,152
*	IMPACT Growth REIT	12,120,400	5,095
*	Global Power Synergy Co. Ltd.	4,967,600	5,046
*	SPCG PCL	8,234,300	4,958
*	TICON Industrial Connection PCL	10,273,500	4,845
*	Univentures PCL	18,264,200	4,769
*,^ Group Lease PCL NVDR		2,827,000	4,759
*	WHA Corp. PCL	51,293,100	4,663
*	IRPC PCL	30,939,800	4,571

*	GFPT PCL	9,532,000	4,006
*	Cal-Comp Electronics Thailand PCL	46,736,400	3,742
*	Precious Shipping PCL	12,566,800	3,536
*	BEC World PCL	5,752,100	2,892
^	Thai Union Frozen Products PCL (Foreign)	4,875,700	2,880
	momo.com Inc.	380,000	2,291
*	Siam Cement PCL	154,600	2,222
*	Inter Far East Energy Corp.	25,054,900	2,206
*	U City PCL	2,339,863,000	1,994
*	Thai Reinsurance PCL	33,312,300	1,949
*	Glow Energy PCL	837,700	1,855
*	Intouch Holdings PCL	1,024,100	1,557
^	Minor International PCL (Foreign)	1,575,491	1,556
*	Maybank Kim Eng Securities Thailand PCL	2,314,100	1,505
^	Bangkok Bank PCL (Foreign)	282,900	1,459
*	Krung Thai Bank PCL	2,591,100	1,399
*	Land & Houses PCL	1,778,700	490
	Thanachart Capital PCL (Foreign)	324,900	438
	Central Pattana PCL (Foreign Shares)	205,200	329
	Siam Commercial Bank PCL (Foreign)	68,400	293
*	TPI Polene PCL Rights 10/12/2016	768,093	283
	CP ALL PCL (Foreign)	153,900	264
*	Pruksa Holding PCL	239,400	158
	Kiatnakin Bank PCL (Foreign)	68,400	111
	Electricity Generating PCL (Foreign)	17,100	98
*,^ Italian-Thai Development PCL (Foreign)		666,900	95
			2,638,923
Turkey (1.2%)
	Akbank TAS	32,256,883	71,900
	Turkiye Garanti Bankasi AS	32,372,544	71,507
	BIM Birlesik Magazalar AS	3,595,962	51,330
	Tupras Turkiye Petrol Rafinerileri AS	1,922,010	41,784
	KOC Holding AS	10,068,914	40,561
*	Turkcell Iletisim Hizmetleri AS	12,825,362	38,574
	Turkiye Is Bankasi	22,928,352	36,242
	Haci Omer Sabanci Holding AS (Bearer)	13,599,030	36,008
	Eregli Demir ve Celik Fabrikalari TAS	21,870,816	33,701
	Turkiye Halk Bankasi AS	10,467,851	31,196
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	33,133,882	26,984
	Turkiye Vakiflar Bankasi TAO	18,095,395	23,590
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,360,040	18,864
	Arcelik AS	3,062,519	18,576
*	Yapi ve Kredi Bankasi AS	15,451,252	15,698
	Tofas Turk Otomobil Fabrikasi AS	2,163,513	14,940
	Enka Insaat ve Sanayi AS	9,273,652	14,118
	Turk Telekomunikasyon AS	9,389,239	14,023
*	Turk Hava Yollari AO	9,482,602	13,924
	Ulker Biskuvi Sanayi AS	2,789,152	13,462
	Ford Otomotiv Sanayi AS	1,302,463	12,054
	Coca-Cola Icecek AS	1,166,985	11,963
	Petkim Petrokimya Holding AS	10,568,911	11,794
	Aselsan Elektronik Sanayi Ve Ticaret AS	3,129,591	11,328
	Turkiye Sise ve Cam Fabrikalari AS	10,237,742	10,973
	TAV Havalimanlari Holding AS	2,636,630	10,852
	Turkiye Sinai Kalkinma Bankasi AS	17,349,429	6,624
	Aygaz AS	1,457,751	4,929
	Turk Traktor ve Ziraat Makineleri AS	221,586	4,612

Soda Sanayii AS	2,411,476	3,772
* Koza Altin Isletmeleri AS	716,950	3,371
Otokar Otomotiv Ve Savunma Sanayi A.S.	88,978	3,176
Tekfen Holding AS	1,513,058	3,022
Yazicilar Holding AS Class A	757,359	2,980
Akcansa Cimento AS	736,005	2,767
* Migros Ticaret AS	558,869	2,734
Dogus Otomotiv Servis ve Ticaret AS	1,050,341	2,484
Cimsa Cimento Sanayi VE Ticaret AS	524,015	2,467
Trakya Cam Sanayii AS	2,811,719	2,307
* Dogan Sirketler Grubu Holding AS	9,568,011	2,129
* Pegasus Hava Tasimaciligi AS	463,032	1,945
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	5,879,641	1,934
Is Gayrimenkul Yatirim Ortakligi AS	4,609,935	1,894
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,267,381	1,576
* Koza Anadolu Metal Madencilik Isletmeleri AS	2,387,318	1,296
* Aksa Enerji Uretim AS Class B	1,602,685	1,270
Aksa Akrilik Kimya Sanayii AS	409,272	1,141
Torunlar Gayrimenkul Yatirim Ortakligi AS	737,083	835
* Sekerbank TAS	2,539,127	801
* Afyon Cimento Sanayi TAS	313,425	755
* NET Holding AS	976,703	712
Gubre Fabrikalari TAS	539,390	695
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	781,402	673
* Aksigorta AS	966,287	673
* Vestel Elektronik Sanayi ve Ticaret AS	372,155	641
Tat Gida Sanayi AS	313,998	612
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,045,405	558
* Vakif Gayrimenkul Yatirim Ortakligi AS	751,150	500
Anadolu Hayat Emeklilik AS	340,927	488
AvivaSA Emeklilik ve Hayat AS	80,533	469
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	248,138	437
* Anadolu Cam Sanayii AS	471,162	387
* Bagfas Bandirma Gubre Fabrikalari AS	130,234	373
Albaraka Turk Katilim Bankasi AS	1,150,710	372
Alarko Holding AS	269,472	329
* Ihlas Holding AS	3,395,589	322
Bizim Toptan Satis Magazalari AS	101,958	320
EGE Endustri VE Ticaret AS	4,382	315
Konya Cimento Sanayii AS	4,231	307
* Zorlu Enerji Elektrik Uretim AS	985,517	303
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	736,815	291
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	14,364	287
Adana Cimento Sanayii TAS Class A	146,658	272
Turcas Petrol AS	633,476	260
* Akenerji Elektrik Uretim AS	914,448	209
* Zorlu Enerji Elektrik Uretim AS Rights Exp. 02/13/2017	985,517	68
* Asya Katilim Bankasi AS	6,317,442	—
		767,640
United Arab Emirates (1.1%)
Emirates Telecommunications Group Co. PJSC	25,029,036	122,011
Emaar Properties PJSC	58,008,641	117,228
First Gulf Bank PJSC	18,755,521	66,052
Abu Dhabi Commercial Bank PJSC	30,890,879	60,278
DP World Ltd.	2,797,650	52,872
Aldar Properties PJSC	55,226,776	38,462
Dubai Islamic Bank PJSC	22,311,888	36,132

	Emaar Malls PJSC			36,592,918	25,187
	Union National Bank PJSC			19,532,633	23,410
	DAMAC Properties Dubai Co. PJSC			30,289,974	22,258
*	DXB Entertainments PJSC			58,038,642	18,927
	Air Arabia PJSC			41,638,836	15,648
	Dubai Investments PJSC			22,786,235	15,310
*	Arabtec Holding PJSC			38,902,725	14,292
	Al Waha Capital PJSC			19,255,960	12,004
	Dubai Financial Market PJSC			28,270,643	9,923
*	Dana Gas PJSC			63,556,785	9,359
*	Eshraq Properties Co. PJSC			21,516,091	6,901
	Amanat Holdings PJSC			21,729,926	6,805
*	Union Properties PJSC			21,192,380	6,281
*	Deyaar Development PJSC			34,349,479	5,843
	RAK Properties PJSC			20,584,860	4,429
	National Central Cooling Co. PJSC			8,318,553	4,211
	Aramex PJSC			3,054,575	3,643
*	Drake & Scull International PJSC			16,931,558	2,464
*	Amlak Finance PJSC			1,333,640	465
					700,395
Total Common Stocks (Cost $64,159,409)					64,837,357
		Coupon
Temporary Cash Investments (1.8%)1
Money Market Fund (1.8%)
3,4 Vanguard Market Liquidity Fund		0.856%		11,558,813	1,155,997

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.564%	5/4/17	10,000	9,987
5	United States Treasury Bill	0.557%-0.607%	5/25/17	10,400	10,383
5	United States Treasury Bill	0.552%	6/8/17	1,000	998
5	United States Treasury Bill	0.561%	6/15/17	3,000	2,994
					24,362
Total Temporary Cash Investments (Cost $1,180,262)					1,180,359
Total Investments (100.8%) (Cost $65,339,671)					66,017,716
Other Assets and Liabilities-Net (-0.8%)4					(533,644)
Net Assets (100%)					65,484,072

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $596,323,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $504,604,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $663,375,000 of collateral received for securities on loan.
5 Securities with a value of $21,747,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	4,271,773	5,517,123	5,638
Common Stocks—Other	1,252,849	53,620,290	169,684
Temporary Cash Investments	1,155,997	24,362	—
Futures Contracts—Assets[1]	665	—	—
Futures Contracts—Liabilities[1]	(51)	—	—
Swap Contracts—Assets	—	(9)	—
Total	6,681,233	59,161,766	175,322

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Market Index	March 2017	10,500	480,428	15,483
E-mini S&P 500 Index	March 2017	500	56,863	(339)
				15,144

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term interest rates, applied to the notional amount. To mitigate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At January 31, 2017, the fund had the following open total return swap contracts:

				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Odontoprev SA	7/19/18	MSCS	2,855	(13.957%)	(9)
MSCS—Morgan Stanley Capital Services Inc.

F. At January 31, 2017, the cost of investment securities for tax purposes was $65,425,411,000. Net unrealized appreciation of investment securities for tax purposes was $592,305,000, consisting of unrealized gains of $11,283,163,000 on securities that had risen in value since their purchase and $10,690,858,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)1
Australia (5.4%)
Commonwealth Bank of Australia	2,508,733	155,442
Westpac Banking Corp.	4,834,550	116,385
BHP Billiton Ltd.	4,671,962	94,786
Australia & New Zealand Banking Group Ltd.	4,229,023	93,962
National Australia Bank Ltd.	3,843,655	88,390
CSL Ltd.	664,849	56,679
Wesfarmers Ltd.	1,628,305	49,744
Woolworths Ltd.	1,873,514	34,964
Rio Tinto Ltd.	617,965	31,349
Macquarie Group Ltd.	447,678	28,748
Woodside Petroleum Ltd.	1,064,580	25,525
Scentre Group	7,411,781	24,733
Telstra Corp. Ltd.	6,076,451	23,054
Transurban Group	2,973,920	23,013
QBE Insurance Group Ltd.	1,993,467	18,912
Westfield Corp.	2,807,564	18,716
Suncorp Group Ltd.	1,870,989	18,498
Amcor Ltd.	1,683,448	18,272
Brambles Ltd.	2,303,689	18,206
Newcrest Mining Ltd.	1,109,873	18,201
AGL Energy Ltd.	983,021	16,857
South32 Ltd.	7,796,246	16,318
AMP Ltd.	4,263,323	16,182
Insurance Australia Group Ltd.	3,531,425	15,455
Origin Energy Ltd.	2,537,820	13,608
Goodman Group	2,590,745	13,605
Fortescue Metals Group Ltd.	2,356,968	11,927
Stockland	3,477,905	11,477
Aurizon Holdings Ltd.	2,881,350	10,947
Aristocrat Leisure Ltd.	926,828	10,748
APA Group	1,645,939	10,514
ASX Ltd.	277,202	10,492
Vicinity Centres	4,789,271	10,392
James Hardie Industries plc	651,298	10,230
Ramsay Health Care Ltd.	189,541	9,607
Treasury Wine Estates Ltd.	1,086,708	9,587
Dexus Property Group	1,400,247	9,539
Sonic Healthcare Ltd.	604,286	9,530
GPT Group	2,645,870	9,396
Santos Ltd.	2,949,547	8,973
Oil Search Ltd.	1,710,896	8,935
LendLease Group	808,611	8,647
Mirvac Group	5,384,588	8,294
Caltex Australia Ltd.	380,369	8,255
Medibank Pvt Ltd.	3,970,609	8,137
Cochlear Ltd.	84,522	8,029
Orica Ltd.	546,045	7,773
Boral Ltd.	1,729,466	7,643
DUET Group	3,504,393	7,448

Incitec Pivot Ltd.	2,493,655	7,288
Sydney Airport	1,603,069	7,114
Tatts Group Ltd.	2,144,253	7,059
BlueScope Steel Ltd.	828,674	7,046
Computershare Ltd.	718,429	7,026
Challenger Ltd.	830,256	6,947
Bendigo & Adelaide Bank Ltd.	692,674	6,597
Coca-Cola Amatil Ltd.	808,023	5,976
SEEK Ltd.	509,422	5,584
Alumina Ltd.	3,548,160	5,228
Bank of Queensland Ltd.	573,939	5,215
Crown Resorts Ltd.	545,658	4,720
Star Entertainment Grp Ltd.	1,240,419	4,494
Tabcorp Holdings Ltd.	1,198,286	4,307
Healthscope Ltd.	2,502,294	4,156
Domino's Pizza Enterprises Ltd.	90,773	4,095
Qantas Airways Ltd.	1,468,987	3,797
Ansell Ltd.	208,122	3,751
Orora Ltd.	1,710,328	3,701
CIMIC Group Ltd.	137,829	3,588
Iluka Resources Ltd.	584,774	3,356
ALS Ltd.	715,136	3,215
AusNet Services	2,575,442	3,089
Harvey Norman Holdings Ltd.	789,774	2,995
IOOF Holdings Ltd.	433,592	2,995
REA Group Ltd.	73,433	2,932
OZ Minerals Ltd.	429,542	2,931
Magellan Financial Group Ltd.	158,941	2,835
Downer EDI Ltd.	597,921	2,814
Vocus Group Ltd.	837,928	2,570
DuluxGroup Ltd.	555,531	2,560
CSR Ltd.	759,508	2,543
Adelaide Brighton Ltd.	649,509	2,524
Macquarie Atlas Roads Group	632,785	2,410
* Metcash Ltd.	1,439,972	2,302
Perpetual Ltd.	64,555	2,292
* WorleyParsons Ltd.	304,697	2,291
TPG Telecom Ltd.	456,210	2,241
* Whitehaven Coal Ltd.	989,406	2,137
Sims Metal Management Ltd.	245,970	2,090
Fairfax Media Ltd.	3,213,723	2,074
^ Flight Centre Travel Group Ltd.	76,990	1,751
Nufarm Ltd.	255,701	1,742
Shopping Centres Australasia Property Group	1,027,272	1,691
Platinum Asset Management Ltd.	330,406	1,252
Seven West Media Ltd.	1,194,380	735
		1,436,180
Austria (0.1%)
Erste Group Bank AG	420,166	12,807
OMV AG	212,678	7,444
voestalpine AG	168,461	7,143
ANDRITZ AG	106,343	5,748
* Raiffeisen Bank International AG	164,298	3,659
Vienna Insurance Group AG Wiener Versicherung Gruppe	54,529	1,329
Telekom Austria AG Class A	191,586	1,180
		39,310

Belgium (0.8%)
Anheuser-Busch InBev SA/NV	1,161,113	121,242
KBC Group NV	400,698	26,024
Ageas	292,051	12,505
Solvay SA Class A	103,858	12,177
UCB SA	175,853	12,146
Groupe Bruxelles Lambert SA	113,891	9,706
Umicore SA	134,193	7,517
Proximus SADP	208,014	5,974
Ackermans & van Haaren NV	35,064	4,782
Colruyt SA	96,389	4,718
* Telenet Group Holding NV	70,311	3,773
bpost SA	143,419	3,469
Sofina SA	22,059	2,997
		227,030
Brazil (1.9%)
Itau Unibanco Holding SA ADR	4,105,054	48,481
Banco Bradesco SA ADR	4,007,309	41,395
* Petroleo Brasileiro SA ADR Type A	2,898,958	27,569
* Petroleo Brasileiro SA ADR	2,340,526	24,014
Ambev SA ADR	4,180,110	22,531
Vale SA Class B ADR	1,828,554	17,719
Itausa - Investimentos Itau SA Preference Shares	5,523,758	16,268
Vale SA Class B ADR	1,563,901	15,921
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,530,929	14,850
Ambev SA	2,639,540	14,411
BRF SA	969,362	13,681
Cielo SA	1,510,864	12,697
Banco do Brasil SA	1,243,886	12,279
Ultrapar Participacoes SA	563,637	11,828
Banco Bradesco SA	1,042,251	10,631
Vale SA Preference Shares	992,936	9,633
Kroton Educacional SA	2,238,792	9,599
BB Seguridade Participacoes SA	877,328	7,768
Raia Drogasil SA	354,770	7,373
Lojas Renner SA	930,810	7,054
Banco Santander Brasil SA	658,800	6,546
CCR SA	1,261,853	6,214
Telefonica Brasil SA Preference Shares	378,335	5,603
Equatorial Energia SA	292,726	5,396
Embraer SA ADR	216,961	4,960
Hypermarcas SA	545,433	4,838
CETIP SA - Mercados Organizados	317,021	4,734
Cia de Saneamento Basico do Estado de Sao Paulo	475,417	4,730
Lojas Americanas SA Preference Shares	889,598	4,724
JBS SA	1,210,474	4,573
* Petroleo Brasileiro SA	851,132	4,374
Vale SA	427,000	4,362
Itau Unibanco Holding SA Preference Shares	340,755	4,026
Klabin SA	775,584	3,998
WEG SA	757,724	3,826
* BR Malls Participacoes SA	788,326	3,668
Engie Brasil Energia SA	320,508	3,641
Gerdau SA ADR	914,346	3,502
CPFL Energia SA	435,492	3,499
* Rumo Logistica Operadora Multimodal SA	1,335,300	3,180
Telefonica Brasil SA ADR	194,414	2,873

*,^	Cia Siderurgica Nacional SA ADR	787,257	2,866
	Fibria Celulose SA	306,400	2,857
	Cia Brasileira de Distribuicao ADR	151,902	2,786
	Itau Unibanco Holding SA	259,954	2,652
*	Centrais Eletricas Brasileiras SA	393,199	2,599
	M Dias Branco SA	63,662	2,504
*	Centrais Eletricas Brasileiras SA Preference Shares	313,976	2,462
	BTG Pactual Group	452,805	2,382
	Localiza Rent a Car SA	198,713	2,324
	Cia Energetica de Minas Gerais ADR	776,720	2,206
	Multiplan Empreendimentos Imobiliarios SA	107,900	2,139
*	Petroleo Brasileiro SA Preference Shares	433,739	2,068
	Sul America SA	342,688	2,022
	Cosan SA Industria e Comercio	154,234	1,971
	EDP - Energias do Brasil SA	430,645	1,920
	Natura Cosmeticos SA	236,931	1,900
	Estacio Participacoes SA	362,600	1,830
	Transmissora Alianca de Energia Eletrica SA	262,644	1,789
^	Braskem SA ADR	84,292	1,744
	Suzano Papel e Celulose SA Preference Shares Class A	394,600	1,678
	TOTVS SA	193,862	1,606
^	Cia Paranaense de Energia ADR	154,974	1,582
	Gerdau SA Preference Shares	406,586	1,576
	TIM Participacoes SA	461,730	1,311
	Odontoprev SA	367,900	1,309
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	71,030	1,306
	Smiles SA	78,730	1,299
	BRF SA ADR	91,347	1,291
	Sao Martinho SA	187,800	1,220
	TIM Participacoes SA ADR	80,849	1,142
	Porto Seguro SA	129,912	1,083
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	51,324	1,070
	Lojas Americanas SA	247,074	1,031
	AES Tiete Energia SA	220,889	1,019
*	Cia Siderurgica Nacional SA	272,500	999
	Cia Energetica de Minas Gerais Preference Shares	328,837	953
	Embraer SA	166,500	951
	Multiplus SA	64,823	732
	Braskem SA Preference Shares	67,500	697
	Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	32,068	474
	Cia Energetica de Minas Gerais	99,669	307
*	Usinas Siderurgicas de Minas Gerais SA	79,967	210
	Cia Paranaense de Energia	24,000	173
	Banco Bradesco SA Preference Shares	12,140	126
	Cia Paranaense de Energia Preference Shares	4,200	43
*	Multiplan Empreendimentos Imobiliarios Rights Exp. 02/13/2017	5,864	8
	Cia de Gas de Sao Paulo - COMGAS	11	—
	Itausa - Investimentos Itau SA	7	—
			507,186
Canada (6.2%)
	Royal Bank of Canada	2,153,209	154,816
	Toronto-Dominion Bank	2,683,569	139,020
	Bank of Nova Scotia	1,759,899	105,168
	Suncor Energy Inc.	2,417,888	74,994
^	Bank of Montreal	934,689	70,702
	Canadian National Railway Co.	1,003,038	69,714
	TransCanada Corp.	1,249,852	58,965

	Enbridge Inc.	1,366,234	58,167
	Manulife Financial Corp.	2,861,339	54,863
	Canadian Imperial Bank of Commerce	573,891	48,871
	Canadian Natural Resources Ltd.	1,592,642	48,149
	Brookfield Asset Management Inc. Class A (Toronto Shares)	1,262,553	43,662
	Sun Life Financial Inc.	888,343	35,063
	Canadian Pacific Railway Ltd.	212,770	32,181
	Barrick Gold Corp. (Toronto Shares)	1,594,000	29,375
	Alimentation Couche-Tard Inc. Class B	573,300	26,263
	Magna International Inc.	542,938	23,487
	Rogers Communications Inc. Class B	526,396	22,836
	Potash Corp. of Saskatchewan Inc.	1,219,243	22,684
	Thomson Reuters Corp.	479,419	21,490
	National Bank of Canada	490,632	21,179
	Agrium Inc.	201,307	20,733
	Waste Connections Inc.	255,952	20,527
	Goldcorp Inc.	1,247,741	20,175
	BCE Inc.	416,664	18,783
	Fortis Inc.	580,060	18,651
*	CGI Group Inc. Class A	381,298	18,335
	Encana Corp.	1,416,663	18,083
	Pembina Pipeline Corp.	573,743	17,800
	Loblaw Cos. Ltd.	331,181	17,406
	Franco-Nevada Corp.	259,546	16,882
	Cenovus Energy Inc.	1,213,559	16,563
	Restaurant Brands International Inc.	329,712	16,173
	Fairfax Financial Holdings Ltd.	33,543	15,673
	Agnico Eagle Mines Ltd.	328,115	15,651
	Silver Wheaton Corp.	642,705	14,210
	Intact Financial Corp.	191,416	13,976
	Saputo Inc.	365,654	13,463
	Shaw Communications Inc. Class B	609,809	13,155
	Imperial Oil Ltd.	382,200	12,565
	Power Corp. of Canada	515,531	12,095
	Great-West Lifeco Inc.	434,574	11,909
	Inter Pipeline Ltd.	525,014	11,386
^	Canadian Tire Corp. Ltd. Class A	102,302	10,880
	Metro Inc.	349,531	10,618
	Constellation Software Inc.	22,954	10,367
	TELUS Corp.	287,453	9,596
	SNC-Lavalin Group Inc.	222,387	9,584
	RioCan REIT	475,388	9,502
	Crescent Point Energy Corp.	785,373	9,156
	Power Financial Corp.	337,298	8,764
*	Tourmaline Oil Corp.	362,316	8,470
	Canadian Utilities Ltd. Class A	279,298	7,950
^	ARC Resources Ltd.	506,371	7,880
	Cameco Corp.	578,215	7,363
^	CI Financial Corp.	339,941	7,106
	George Weston Ltd.	76,513	6,526
*,^	Valeant Pharmaceuticals International Inc.	458,688	6,331
*	Husky Energy Inc.	438,951	5,664
*	BlackBerry Ltd.	748,341	5,279
2	Hydro One Ltd.	244,185	4,513
*	Turquoise Hill Resources Ltd.	1,187,638	4,299
	IGM Financial Inc.	138,434	4,254
	Barrick Gold Corp. (New York Shares)	103,706	1,912

Brookfield Asset Management Inc. Class A (New York Shares)	32,799	1,134
Restaurant Brands International LP	1,203	59
		1,673,050
Chile (0.3%)
SACI Falabella	713,040	5,781
Enel Americas SA ADR	630,057	5,689
Empresas COPEC SA	551,022	5,635
Cencosud SA	1,669,015	4,851
* Latam Airlines Group SA (Santiago Shares)	482,145	4,433
Banco de Chile	34,894,309	4,163
Sociedad Quimica y Minera de Chile SA ADR	122,810	3,969
Banco Santander Chile ADR	177,867	3,840
Banco de Credito e Inversiones	69,424	3,571
Empresas CMPC SA	1,626,432	3,513
Enel Generacion Chile SA ADR	139,225	2,698
Aguas Andinas SA Class A	4,445,281	2,412
Cia Cervecerias Unidas SA	206,973	2,340
* Empresa Nacional de Telecomunicaciones SA	198,233	2,146
Enel Americas SA	11,855,316	2,122
* Itau CorpBanca	248,756,860	2,039
Colbun SA	9,842,580	1,899
Enel Chile SA ADR	336,671	1,623
Embotelladora Andina SA Preference Shares	348,365	1,259
AES Gener SA	3,535,310	1,212
SONDA SA	680,862	1,107
Enel Chile SA	10,916,222	1,051
Banco Santander Chile	19,214,089	1,040
Enel Generacion Chile SA	727,926	468
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	12,529	405
		69,266
China (4.8%)
Tencent Holdings Ltd.	7,856,507	205,411
China Construction Bank Corp.	133,032,544	98,629
China Mobile Ltd.	7,742,567	87,124
Industrial & Commercial Bank of China Ltd.	104,897,640	64,133
Bank of China Ltd.	109,580,788	49,631
Ping An Insurance Group Co. of China Ltd.	7,262,189	37,253
China Life Insurance Co. Ltd.	10,841,341	29,863
CNOOC Ltd.	23,466,400	29,304
China Petroleum & Chemical Corp.	37,085,284	29,295
PetroChina Co. Ltd.	30,695,234	24,385
China Overseas Land & Investment Ltd.	5,619,820	16,502
^ Agricultural Bank of China Ltd.	37,488,233	15,660
China Merchants Bank Co. Ltd.	5,590,320	14,000
China Pacific Insurance Group Co. Ltd.	3,790,695	13,465
China Telecom Corp. Ltd.	23,611,541	11,148
CITIC Ltd.	7,299,275	10,821
China Shenhua Energy Co. Ltd.	4,999,388	10,565
China Minsheng Banking Corp. Ltd.	9,537,861	10,497
PICC Property & Casualty Co. Ltd.	6,744,396	10,195
China Unicom Hong Kong Ltd.	8,351,713	9,858
China Resources Land Ltd.	3,970,214	9,821
Hengan International Group Co. Ltd.	1,112,308	9,107
Haitong Securities Co. Ltd.	5,060,193	9,079
Bank of Communications Co. Ltd.	11,801,925	8,681
Geely Automobile Holdings Ltd.	6,892,610	8,147

	China CITIC Bank Corp. Ltd.	12,215,189	8,034
	China Communications Construction Co. Ltd.	6,569,026	7,906
	Sinopharm Group Co. Ltd.	1,560,503	7,131
	CSPC Pharmaceutical Group Ltd.	6,299,115	7,089
	CITIC Securities Co. Ltd.	3,448,990	7,018
	Lenovo Group Ltd.	10,195,802	6,678
	Country Garden Holdings Co. Ltd.	10,778,756	6,181
	CRRC Corp. Ltd.	6,116,053	5,952
	Brilliance China Automotive Holdings Ltd.	4,164,396	5,867
	New China Life Insurance Co. Ltd.	1,204,038	5,809
	Anhui Conch Cement Co. Ltd.	1,787,655	5,753
^	BYD Co. Ltd.	1,033,355	5,716
	Belle International Holdings Ltd.	9,147,870	5,576
	Sunny Optical Technology Group Co. Ltd.	947,419	5,551
	Fosun International Ltd.	3,494,135	5,303
2	China Galaxy Securities Co. Ltd.	5,691,777	5,284
	ENN Energy Holdings Ltd.	1,064,712	5,249
	Shenzhou International Group Holdings Ltd.	826,315	5,097
	China Resources Power Holdings Co. Ltd.	2,962,409	5,088
	Guangdong Investment Ltd.	4,097,851	5,085
2	Huatai Securities Co. Ltd.	2,595,775	5,006
2	People's Insurance Co. Group of China Ltd.	12,774,161	4,976
	China Railway Group Ltd.	5,673,352	4,966
^	GF Securities Co. Ltd.	2,301,826	4,921
	China Cinda Asset Management Co. Ltd.	14,072,693	4,875
	China Merchants Port Holdings Co. Ltd.	1,820,031	4,866
	China Conch Venture Holdings Ltd.	2,525,869	4,850
*	China Taiping Insurance Holdings Co. Ltd.	2,207,164	4,835
*	China Resources Beer Holdings Co. Ltd.	2,379,861	4,834
	China Vanke Co. Ltd.	1,904,543	4,831
	Sino Biopharmaceutical Ltd.	6,029,268	4,732
	Fullshare Holdings Ltd.	10,994,594	4,632
	China Everbright International Ltd.	3,767,967	4,570
	Great Wall Motor Co. Ltd.	4,477,303	4,486
	Dongfeng Motor Group Co. Ltd.	4,216,627	4,470
	Guangzhou Automobile Group Co. Ltd.	3,187,605	4,347
2	CGN Power Co. Ltd.	15,253,267	4,301
	Huaneng Power International Inc.	6,408,982	4,158
	China State Construction International Holdings Ltd.	2,552,727	4,148
	Zhuzhou CRRC Times Electric Co. Ltd.	728,009	4,148
^	ANTA Sports Products Ltd.	1,290,368	4,107
	China Longyuan Power Group Corp. Ltd.	4,946,785	4,041
	Beijing Enterprises Water Group Ltd.	5,728,679	3,973
	China Railway Construction Corp. Ltd.	2,755,745	3,824
	Beijing Enterprises Holdings Ltd.	763,981	3,808
*,^	China Evergrande Group	5,245,377	3,654
	China Resources Gas Group Ltd.	1,130,547	3,573
	Kingboard Chemical Holdings Ltd.	1,026,048	3,531
*,^,2 China Huarong Asset Management Co. Ltd.		8,900,874	3,374
	TravelSky Technology Ltd.	1,481,703	3,328
	China Gas Holdings Ltd.	2,254,915	3,264
	Kunlun Energy Co. Ltd.	4,043,523	3,211
	Sinopec Shanghai Petrochemical Co. Ltd.	5,042,331	3,122
*,^	Aluminum Corp. of China Ltd.	6,021,377	3,110
	Jiangxi Copper Co. Ltd.	1,776,248	3,068
	Haier Electronics Group Co. Ltd.	1,739,646	3,060
	Longfor Properties Co. Ltd.	2,076,434	2,989

*,^	Alibaba Pictures Group Ltd.	17,698,648	2,973
	China Medical System Holdings Ltd.	1,790,715	2,918
	Far East Horizon Ltd.	3,090,070	2,817
	China Oilfield Services Ltd.	2,612,300	2,787
	Zijin Mining Group Co. Ltd.	8,131,955	2,782
	Nine Dragons Paper Holdings Ltd.	2,277,292	2,621
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,017,977	2,593
	AviChina Industry & Technology Co. Ltd.	3,499,954	2,569
	COSCO SHIPPING Ports Ltd.	2,517,985	2,502
	China National Building Material Co. Ltd.	4,249,959	2,486
	Shimao Property Holdings Ltd.	1,853,628	2,483
^	Kingsoft Corp. Ltd.	1,166,944	2,443
	China Communications Services Corp. Ltd.	3,593,612	2,443
	Chongqing Rural Commercial Bank Co. Ltd.	3,997,070	2,434
	Weichai Power Co. Ltd.	1,364,219	2,417
*,^	GCL-Poly Energy Holdings Ltd.	18,226,024	2,356
^	Sunac China Holdings Ltd.	2,556,964	2,271
	China Everbright Bank Co. Ltd.	4,717,872	2,271
	China Everbright Ltd.	1,186,465	2,265
	Jiangsu Expressway Co. Ltd.	1,764,544	2,210
^	China Reinsurance Group Corp.	9,508,576	2,186
^	Yanzhou Coal Mining Co. Ltd.	2,748,246	2,153
	Tsingtao Brewery Co. Ltd.	538,108	2,149
	Zhejiang Expressway Co. Ltd.	2,133,267	2,143
^	GOME Electrical Appliances Holding Ltd.	16,834,203	2,095
^,2	Fuyao Glass Industry Group Co. Ltd.	705,910	2,087
	China Jinmao Holdings Group Ltd.	7,056,005	2,071
^	China Huishan Dairy Holdings Co. Ltd.	5,503,795	2,055
	Beijing Capital International Airport Co. Ltd.	2,104,557	2,036
*	Alibaba Health Information Technology Ltd.	4,205,236	1,949
^	Shanghai Fosun Pharmaceutical Group Co. Ltd.	570,641	1,893
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,305,615	1,881
	Air China Ltd.	2,624,115	1,878
	Sino-Ocean Group Holding Ltd.	4,352,754	1,875
2	BAIC Motor Corp. Ltd.	1,939,692	1,859
*	Shanghai Electric Group Co. Ltd.	3,917,316	1,783
	Lee & Man Paper Manufacturing Ltd.	1,975,743	1,776
	Shenzhen Investment Ltd.	4,360,281	1,773
	Huaneng Renewables Corp. Ltd.	5,663,075	1,758
	Shanghai Industrial Holdings Ltd.	641,587	1,727
	Guangzhou R&F Properties Co. Ltd.	1,339,933	1,719
^	China Hongqiao Group Ltd.	1,663,184	1,709
	ZTE Corp.	1,080,188	1,679
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,566,328	1,679
	Chongqing Changan Automobile Co. Ltd. Class B	1,180,697	1,674
	Shenzhen International Holdings Ltd.	1,161,089	1,671
	China Power International Development Ltd.	4,575,787	1,649
	Haitian International Holdings Ltd.	810,063	1,648
2	Sinopec Engineering Group Co. Ltd.	2,006,381	1,629
*	China Coal Energy Co. Ltd.	3,075,638	1,604
^	China Molybdenum Co. Ltd.	5,477,571	1,592
2	China Railway Signal & Communication Corp. Ltd.	2,246,068	1,591
	Kingboard Laminates Holdings Ltd.	1,444,852	1,590
^,2	Dali Foods Group Co. Ltd.	2,820,197	1,556
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,498,754	1,509
^	Luye Pharma Group Ltd.	2,275,430	1,503
	Metallurgical Corp. of China Ltd.	4,095,562	1,485

2	Shengjing Bank Co. Ltd.	1,438,632	1,437
*,2	China International Capital Corp. Ltd.	1,030,726	1,428
	China Southern Airlines Co. Ltd.	2,445,017	1,400
*	China Agri-Industries Holdings Ltd.	3,033,447	1,399
^	China Traditional Chinese Medicine Holdings Co. Ltd.	2,949,794	1,390
	SOHO China Ltd.	2,669,994	1,351
2	Legend Holdings Corp.	595,070	1,349
	Guangshen Railway Co. Ltd.	2,074,327	1,338
*,^	COSCO SHIPPING Holdings Co. Ltd.	3,555,160	1,328
	China Resources Cement Holdings Ltd.	2,821,334	1,307
	Yuexiu Property Co. Ltd.	8,922,772	1,305
*	Li Ning Co. Ltd.	2,048,617	1,300
	BBMG Corp.	3,362,760	1,291
*,^	Angang Steel Co. Ltd.	1,575,537	1,206
^	China Eastern Airlines Corp. Ltd.	2,309,145	1,165
	Zhongsheng Group Holdings Ltd.	916,048	1,139
^	Zhaojin Mining Industry Co. Ltd.	1,240,548	1,115
^	Golden Eagle Retail Group Ltd.	766,928	1,111
^	Sinotrans Ltd.	2,648,860	1,104
*,^	COSCO SHIPPING Development Co. Ltd.	5,142,407	1,091
*,^	CAR Inc.	1,126,492	1,083
	Huishang Bank Corp. Ltd.	2,124,092	1,072
	COSCO SHIPPING Energy Transportation Co. Ltd.	1,889,196	1,044
^	Agile Group Holdings Ltd.	1,885,637	1,007
^	Datang International Power Generation Co. Ltd.	3,872,668	1,004
*,^	Poly Property Group Co. Ltd.	2,571,998	1,000
	KWG Property Holding Ltd.	1,728,409	993
	Lao Feng Xiang Co. Ltd. Class B	277,721	976
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,924,881	974
^	Xinjiang Goldwind Science & Technology Co. Ltd.	575,724	961
*,^	Maanshan Iron & Steel Co. Ltd.	2,567,903	941
	China BlueChemical Ltd.	2,631,895	914
	Huadian Power International Corp. Ltd.	2,148,361	913
	China International Marine Containers Group Co. Ltd.	605,289	905
	Shenzhen Expressway Co. Ltd.	991,216	903
*	Greentown China Holdings Ltd.	1,070,020	880
^	China Zhongwang Holdings Ltd.	1,889,876	834
	Huadian Fuxin Energy Corp. Ltd.	3,576,005	830
	China Machinery Engineering Corp.	1,275,516	821
	China Dongxiang Group Co. Ltd.	4,397,598	820
	Beijing Jingneng Clean Energy Co. Ltd.	2,716,885	808
	CSG Holding Co. Ltd. Class B	1,021,212	802
	Dazhong Transportation Group Co. Ltd. Class B	1,122,902	800
*	Biostime International Holdings Ltd.	227,876	777
	Hopson Development Holdings Ltd.	876,475	771
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	313,398	766
	Sinotruk Hong Kong Ltd.	1,016,199	762
	Shandong Chenming Paper Holdings Ltd. Class B	709,800	754
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	295,884	748
*,2	Orient Securities Co. Ltd.	768,800	733
^,2	Red Star Macalline Group Corp. Ltd.	714,985	717
^	China South City Holdings Ltd.	3,164,311	678
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	332,873	634
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	287,678	624
	Anhui Gujing Distillery Co. Ltd. Class B	156,700	572
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,143,920	570
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	397,037	568

	Shandong Chenming Paper Holdings Ltd.	487,874	558
*,^	Sinopec Oilfield Service Corp.	2,790,643	554
	Anhui Expressway Co. Ltd.	737,659	548
	BOE Technology Group Co. Ltd. Class B	1,675,520	539
*,2	Tianhe Chemicals Group Ltd.	3,538,329	534
*,^	Renhe Commercial Holdings Co. Ltd.	20,656,355	525
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	522
	Weifu High-Technology Group Co. Ltd. Class B	213,062	503
*	Huadian Energy Co. Ltd. Class B	994,300	498
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	220,415	473
	Shanghai Baosight Software Co. Ltd. Class B	308,442	472
	Shanghai Haixin Group Co. Class B	596,446	471
^	Dalian Port PDA Co. Ltd.	2,651,103	459
^	Dongfang Electric Corp. Ltd.	451,295	455
	Sichuan Expressway Co. Ltd.	1,167,487	445
*,^	CITIC Resources Holdings Ltd.	3,012,222	440
	CIMC Enric Holdings Ltd.	772,225	431
	China National Accord Medicines Corp. Ltd. Class B	74,430	425
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	254,321	421
	China Foods Ltd.	918,843	414
	China National Materials Co. Ltd.	1,580,369	412
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	521,434	404
^	Sinofert Holdings Ltd.	2,319,208	387
*	Hanergy Thin Film Power Group Ltd.	14,742,000	386
	Bosideng International Holdings Ltd.	4,255,541	371
*	Shanghai Bailian Group Co. Ltd. Class B	239,123	340
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	309,130	338
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	315
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	213,740	305
	Shanghai Huayi Group Corp. Ltd. Class B	311,547	301
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	293
^	Beijing North Star Co. Ltd.	907,223	286
	Jiangling Motors Corp. Ltd. Class B	111,283	263
*,^	Sany Heavy Equipment International Holdings Co. Ltd.	1,360,731	242
*	Bengang Steel Plates Co. Ltd. Class B	637,300	232
	Tianjin Capital Environmental Protection Group Co. Ltd.	412,838	222
	Jinzhou Port Co. Ltd. Class B	370,560	195
			1,284,677
Colombia (0.1%)
	Bancolombia SA ADR	165,096	6,251
	Grupo de Inversiones Suramericana SA	340,452	4,540
	Grupo Argos SA	469,035	3,105
	Cementos Argos SA	572,449	2,282
*	Ecopetrol SA	4,821,790	2,267
	Grupo Aval Acciones y Valores Preference Shares	4,749,144	1,940
	Grupo de Inversiones Suramericana SA Preference Shares	133,610	1,737
	Almacenes Exito SA	318,776	1,700
	Interconexion Electrica SA ESP	466,455	1,684
	Cementos Argos SA Preference Shares	310,732	1,147
*	Ecopetrol SA ADR	119,695	1,125
*	Cemex Latam Holdings SA	244,889	960
	Grupo Aval Acciones y Valores SA ADR	46,572	387
			29,125
Czech Republic (0.0%)
	CEZ AS	233,598	4,001
	Komercni banka as	110,820	3,919

*,2	Moneta Money Bank AS	670,120	2,216
	O2 Czech Republic AS	67,064	693
			10,829
Denmark (1.2%)
	Novo Nordisk A/S Class B	2,680,782	96,883
	Danske Bank A/S	1,083,314	36,133
	Vestas Wind Systems A/S	319,219	22,386
	Pandora A/S	160,957	21,093
*	Genmab A/S	79,659	15,427
	AP Moller - Maersk A/S Class B	9,128	15,300
	Carlsberg A/S Class B	155,416	14,060
	DSV A/S	270,678	13,163
	Novozymes A/S	322,356	12,565
	Coloplast A/S Class B	144,833	10,385
	AP Moller - Maersk A/S Class A	6,254	10,013
	ISS A/S	272,543	9,705
	Chr Hansen Holding A/S	129,566	7,909
*	TDC A/S	1,157,060	6,097
	Jyske Bank A/S	101,622	5,236
*,2	DONG Energy A/S	112,752	4,276
*	H Lundbeck A/S	83,207	3,574
*	William Demant Holding A/S	166,574	3,119
	Tryg A/S	159,641	3,054
			310,378
Egypt (0.0%)
	Commercial International Bank Egypt SAE	1,530,370	6,164
*	Global Telecom Holding SAE GDR	758,458	1,379
*	Egyptian Financial Group-Hermes Holding Co.	789,061	1,025
	Talaat Moustafa Group	1,480,606	665
	ElSewedy Electric Co.	106,234	471
*	Medinet Nasr Housing	321,632	330
	Telecom Egypt Co.	488,828	317
	Sidi Kerir Petrochemicals Co.	165,354	174
			10,525
Finland (0.7%)
	Nokia Oyj	8,304,169	37,287
	Sampo Oyj Class A	685,396	31,740
	Kone Oyj Class B	552,252	24,968
	UPM-Kymmene Oyj	775,015	17,577
	Wartsila OYJ Abp	229,072	11,504
	Fortum Oyj	642,995	10,259
	Stora Enso Oyj	837,351	9,502
	Elisa Oyj	230,929	7,782
	Nokian Renkaat Oyj	197,597	7,413
	Orion Oyj Class B	147,675	6,874
	Neste Oyj	186,347	6,484
	Metso Oyj	199,519	6,134
	Huhtamaki Oyj	148,696	5,459
	Kesko Oyj Class B	97,782	4,948
			187,931
France (6.7%)
	TOTAL SA	3,167,576	160,265
	Sanofi	1,624,699	130,588
	BNP Paribas SA	1,421,770	90,954
	LVMH Moet Hennessy Louis Vuitton SE	364,122	73,379
	AXA SA	2,804,341	68,923

Schneider Electric SE	790,224	56,544
Airbus SE	795,781	53,942
Societe Generale SA	1,066,824	52,155
Danone SA	827,386	51,868
Vinci SA	678,534	47,563
Orange SA	2,775,526	43,089
Air Liquide SA	340,908	36,806
Pernod Ricard SA	308,976	36,142
L'Oreal SA Loyalty Line	190,657	34,665
Essilor International SA	294,353	34,533
Cie de Saint-Gobain	691,903	33,997
Unibail-Rodamco SE	143,000	32,955
Vivendi SA	1,595,268	29,251
Safran SA	430,684	29,195
L'Oreal SA	159,683	29,033
Cie Generale des Etablissements Michelin	262,076	28,156
Engie SA	2,265,876	27,128
Kering	108,119	25,737
Air Liquide SA (Prime de fidelite)	219,013	23,646
Renault SA	250,202	22,529
Legrand SA	386,231	22,433
* TechnipFMC plc	667,096	21,863
* Valeo SA	342,790	20,951
Publicis Groupe SA	297,847	20,462
Carrefour SA	824,584	20,172
Capgemini SA	231,572	18,854
Credit Agricole SA	1,256,987	16,682
Christian Dior SE	75,394	16,185
Hermes International	34,827	15,136
Dassault Systemes SE	184,748	14,302
Thales SA	152,297	14,288
^ Sodexo SA	128,928	14,257
Atos SE	131,950	14,039
Veolia Environnement SA	708,486	12,068
STMicroelectronics NV	913,570	12,058
Klepierre	299,368	11,368
* Peugeot SA	571,164	10,630
Bouygues SA	283,476	10,300
Accor SA	252,837	10,247
Arkema SA	102,838	10,157
SES SA Class A	521,479	10,140
^ Zodiac Aerospace	296,629	9,016
Teleperformance	83,206	8,907
Natixis SA	1,364,979	8,088
Eiffage SA	110,326	7,931
SCOR SE	232,914	7,883
Rexel SA	442,831	7,723
Bureau Veritas SA	384,212	7,524
Gecina SA	58,306	7,519
Suez	493,562	7,476
Iliad SA	34,436	7,364
Edenred	336,927	7,346
Ingenico Group SA	81,353	6,860
* Alstom SA	229,124	6,501
Groupe Eurotunnel SE	676,533	6,293
Eurofins Scientific SE	13,776	6,185
Bollore SA	1,430,430	5,721

	Wendel SA	44,115	5,221
	Societe BIC SA	38,774	5,070
	Credit Agricole SA Loyalty Line	374,217	4,967
	Orpea	60,481	4,928
	Fonciere Des Regions	56,650	4,722
	Faurecia	108,481	4,714
	Aeroports de Paris	41,262	4,579
	CNP Assurances	235,286	4,422
	Casino Guichard Perrachon SA	81,150	4,376
	Imerys SA	53,945	4,332
	Eutelsat Communications SA	253,882	4,330
	Lagardere SCA	171,628	4,306
	Ipsen SA	48,862	3,786
*	SFR Group SA	129,850	3,773
	Eurazeo SA	59,183	3,645
	ICADE	51,233	3,632
	SEB SA	28,754	3,616
	JCDecaux SA	106,837	3,420
	BioMerieux	20,860	3,300
*,2	Amundi SA	59,953	3,288
^	Electricite de France SA	321,669	3,171
	Remy Cointreau SA	34,407	3,128
	Cie Plastic Omnium SA	82,869	2,812
*	Sartorius Stedim Biotech	34,579	2,092
	Euler Hermes Group	22,378	2,021
	SEB SA Loyalty Line	9,727	1,223
	Electricite de France SA Loyalty Line	102,414	1,010
			1,787,856
Germany (6.5%)
*	Siemens AG	1,106,257	143,104
	Bayer AG	1,203,856	133,724
	BASF SE	1,344,020	129,744
	SAP SE	1,300,962	118,974
	Daimler AG	1,498,597	112,705
	Allianz SE	662,585	112,617
	Deutsche Telekom AG	4,676,125	81,865
	Deutsche Post AG	1,383,418	46,435
	Fresenius SE & Co. KGaA	580,688	45,959
	adidas AG	290,884	45,903
	Linde AG	268,796	43,713
	Bayerische Motoren Werke AG	472,987	43,189
	Volkswagen AG Preference Shares	266,854	41,671
*	Deutsche Bank AG	2,004,052	40,023
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	207,741	39,119
	Continental AG	156,957	30,727
	Henkel AG & Co. KGaA Preference Shares	251,537	30,706
	Infineon Technologies AG	1,630,511	30,004
	Fresenius Medical Care AG & Co. KGaA	316,229	25,812
*	Deutsche Boerse AG	271,720	25,073
	Vonovia SE	680,356	22,291
	E.ON SE	2,727,457	21,010
	HeidelbergCement AG	216,882	20,952
	Merck KGaA	187,869	20,728
	Henkel AG & Co. KGaA	170,870	18,031
	Deutsche Wohnen AG	492,645	16,069
	thyssenkrupp AG	618,646	15,672
	ProSiebenSat.1 Media SE	335,142	14,257

	Porsche Automobil Holding SE Preference Shares	225,394	13,558
	Commerzbank AG	1,518,171	13,205
	Brenntag AG	225,583	13,124
	Beiersdorf AG	146,234	12,974
	GEA Group AG	259,268	10,743
	Symrise AG	177,182	10,669
	Hannover Rueck SE	88,179	9,713
	LANXESS AG	132,345	9,631
*	QIAGEN NV	329,023	9,575
*	RWE AG	708,762	9,437
	MTU Aero Engines AG	73,746	8,834
	METRO AG	244,010	8,350
^	Wirecard AG	166,224	8,071
	Evonik Industries AG	222,836	7,234
	OSRAM Licht AG	124,347	7,218
^	K&S AG	283,584	7,204
	United Internet AG	171,646	7,193
	LEG Immobilien AG	91,208	7,174
	Volkswagen AG	43,718	7,003
*,2	Covestro AG	90,770	6,831
*,2	Innogy SE	183,843	6,288
*,2	Zalando SE	155,365	6,145
	HUGO BOSS AG	92,948	5,972
	Bayerische Motoren Werke AG Preference Shares	78,510	5,898
	KION Group AG	94,612	5,766
	MAN SE	51,578	5,347
	Fuchs Petrolub SE Preference Shares	102,564	4,697
	Deutsche Lufthansa AG	341,968	4,568
	HOCHTIEF AG	30,339	4,325
	RTL Group SA	54,725	4,181
*	Uniper SE	285,697	4,070
	Telefonica Deutschland Holding AG	972,331	4,067
	TUI AG-DI	232,404	3,411
	Sartorius AG Preference Shares	48,231	3,395
	Axel Springer SE	63,895	3,368
	Fraport AG Frankfurt Airport Services Worldwide	54,494	3,261
	Suedzucker AG	112,294	2,971
	Wacker Chemie AG	22,582	2,729
	Rational AG	5,913	2,685
	Hella KGaA Hueck & Co.	62,398	2,550
	Fielmann AG	35,193	2,460
	FUCHS PETROLUB SE	48,186	2,034
	Talanx AG	54,122	1,863
	RWE AG Preference Shares	43,770	441
			1,750,310
Greece (0.1%)
*	Alpha Bank AE	1,981,902	3,517
	Hellenic Telecommunications Organization SA	363,682	3,299
	OPAP SA	298,546	2,644
	JUMBO SA	135,114	1,897
*	National Bank of Greece SA	7,882,775	1,886
*	Piraeus Bank SA	7,896,783	1,508
*	Eurobank Ergasias SA	2,470,566	1,500
	Titan Cement Co. SA	64,018	1,438
	Motor Oil Hellas Corinth Refineries SA	81,305	1,166
*	FF Group	49,006	937

* Hellenic Petroleum SA	92,397	432
		20,224
Hong Kong (2.6%)
AIA Group Ltd.	17,531,452	108,543
CK Hutchison Holdings Ltd.	4,101,810	49,161
Hong Kong Exchanges & Clearing Ltd.	1,769,571	42,800
Sun Hung Kai Properties Ltd.	2,050,633	28,219
Cheung Kong Property Holdings Ltd.	4,097,574	26,933
Hang Seng Bank Ltd.	1,112,266	22,671
Link REIT	3,288,960	22,475
CLP Holdings Ltd.	2,245,815	21,920
BOC Hong Kong Holdings Ltd.	5,220,196	20,870
Hong Kong & China Gas Co. Ltd.	10,914,327	20,550
Jardine Matheson Holdings Ltd.	301,692	18,607
Power Assets Holdings Ltd.	1,923,816	18,434
Sands China Ltd.	3,533,408	15,547
Galaxy Entertainment Group Ltd.	3,104,309	14,745
Wharf Holdings Ltd.	1,762,656	13,217
Jardine Strategic Holdings Ltd.	322,447	12,289
Hongkong Land Holdings Ltd.	1,725,191	11,651
AAC Technologies Holdings Inc.	1,034,949	10,629
MTR Corp. Ltd.	2,036,342	10,345
Henderson Land Development Co. Ltd.	1,635,128	9,026
New World Development Co. Ltd.	7,750,840	8,943
2 WH Group Ltd.	11,249,266	8,544
Swire Pacific Ltd. Class A	739,321	7,532
Cheung Kong Infrastructure Holdings Ltd.	935,318	7,522
China Mengniu Dairy Co. Ltd.	4,016,849	7,498
Sino Land Co. Ltd.	4,528,374	7,482
Bank of East Asia Ltd.	1,729,715	7,368
Hang Lung Properties Ltd.	2,977,742	7,328
Wheelock & Co. Ltd.	1,182,113	7,185
Techtronic Industries Co. Ltd.	1,869,888	6,467
^ Want Want China Holdings Ltd.	8,931,382	6,372
Samsonite International SA	1,924,558	6,044
* Semiconductor Manufacturing International Corp.	3,692,417	5,063
Swire Properties Ltd.	1,763,968	4,963
Hang Lung Group Ltd.	1,264,967	4,851
ASM Pacific Technology Ltd.	349,550	4,250
Hysan Development Co. Ltd.	896,530	4,086
Yue Yuen Industrial Holdings Ltd.	1,053,728	3,852
Wynn Macau Ltd.	2,089,084	3,799
NWS Holdings Ltd.	2,048,043	3,680
PCCW Ltd.	5,932,207	3,601
Li & Fung Ltd.	8,290,956	3,595
^ PRADA SPA	764,358	3,167
^ Tingyi Cayman Islands Holding Corp.	2,758,119	3,135
Sun Art Retail Group Ltd.	3,104,460	3,125
Hopewell Holdings Ltd.	853,568	3,048
VTech Holdings Ltd.	225,790	2,803
First Pacific Co. Ltd.	3,328,253	2,524
Minth Group Ltd.	767,490	2,482
Xinyi Glass Holdings Ltd.	2,712,685	2,440
Kerry Properties Ltd.	834,665	2,362
MGM China Holdings Ltd.	1,175,164	2,283
SJM Holdings Ltd.	2,806,280	2,230
^ Kingston Financial Group Ltd.	5,035,258	2,222

*	Esprit Holdings Ltd.	2,702,090	2,109
^	Cathay Pacific Airways Ltd.	1,430,672	1,938
	Champion REIT	3,573,027	1,930
	Haitong International Securities Group Ltd.	3,175,736	1,775
	Shangri-La Asia Ltd.	1,585,232	1,763
	Great Eagle Holdings Ltd.	377,425	1,717
^	Melco International Development Ltd.	1,136,504	1,715
	Dah Sing Financial Holdings Ltd.	213,384	1,648
	Television Broadcasts Ltd.	409,909	1,572
	Cafe de Coral Holdings Ltd.	471,108	1,562
^	United Co. RUSAL plc	2,438,920	1,521
	Orient Overseas International Ltd.	289,338	1,500
*,^	China Minsheng Financial Holding Corp. Ltd.	16,667,907	1,453
^	Uni-President China Holdings Ltd.	1,836,788	1,403
^	Chow Tai Fook Jewellery Group Ltd.	1,644,392	1,398
^	Xinyi Solar Holdings Ltd.	4,026,966	1,392
	Johnson Electric Holdings Ltd.	506,622	1,348
	FIH Mobile Ltd.	4,137,762	1,330
*,^	Brightoil Petroleum Holdings Ltd.	4,303,435	1,327
	L'Occitane International SA	649,775	1,282
^	Guotai Junan International Holdings Ltd.	3,382,228	1,108
	Kerry Logistics Network Ltd.	810,924	1,046
*	Global Brands Group Holding Ltd.	8,251,150	1,037
	Shui On Land Ltd.	4,890,385	1,031
^	Shougang Fushan Resources Group Ltd.	5,223,352	1,019
	Dah Sing Banking Group Ltd.	518,444	1,011
^	China Travel International Investment Hong Kong Ltd.	3,505,542	981
	Shun Tak Holdings Ltd.	2,691,006	930
	Lifestyle International Holdings Ltd.	616,563	791
*	HengTen Networks Group Ltd.	27,016,941	765
2	BOC Aviation Ltd.	147,000	741
^	Towngas China Co. Ltd.	1,347,806	734
^	Hopewell Highway Infrastructure Ltd.	1,354,415	713
*,^	China Oceanwide Holdings Ltd.	6,291,799	647
^	SA Sa International Holdings Ltd.	1,451,621	578
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,751,886	568
	Texwinca Holdings Ltd.	870,717	558
^	Kowloon Development Co. Ltd.	487,832	459
*,^	Macau Legend Development Ltd.	2,022,006	412
*,2	China Jicheng Holdings Ltd.	8,467,134	206
*,^	Good Resources Holdings Ltd.	3,200,046	172
			707,668
Hungary (0.1%)
	OTP Bank plc	271,394	8,345
	MOL Hungarian Oil & Gas plc	68,362	4,818
	Richter Gedeon Nyrt	211,685	4,559
	Magyar Telekom Telecommunications plc	617,544	1,103
			18,825
India (2.3%)
	Housing Development Finance Corp. Ltd.	2,296,248	46,360
	Infosys Ltd. ADR	2,588,605	35,645
2	Reliance Industries Ltd. GDR	786,885	24,396
	Tata Consultancy Services Ltd.	681,214	22,401
	ITC Ltd.	4,196,083	15,989
	Sun Pharmaceutical Industries Ltd.	1,608,662	14,971
	Axis Bank Ltd.	1,973,556	13,576

Oil & Natural Gas Corp. Ltd.	4,498,623	13,469
Hindustan Unilever Ltd.	1,041,189	13,136
Maruti Suzuki India Ltd.	143,539	12,491
Reliance Industries Ltd.	766,353	11,820
Tata Motors Ltd.	1,452,923	11,257
State Bank of India GDR	272,287	10,601
Bharat Petroleum Corp. Ltd.	966,633	9,732
Bharti Airtel Ltd.	1,859,719	9,554
HCL Technologies Ltd.	771,992	9,245
ICICI Bank Ltd. ADR	1,139,681	8,833
Indian Oil Corp. Ltd.	1,623,517	8,789
Coal India Ltd.	1,894,348	8,647
HDFC Bank Ltd. ADR	121,910	8,403
Mahindra & Mahindra Ltd.	438,613	8,033
NTPC Ltd. (Common)	2,885,509	7,334
Lupin Ltd.	321,679	6,994
Larsen & Toubro Ltd.	325,706	6,956
Yes Bank Ltd.	331,429	6,829
Hero MotoCorp Ltd.	142,693	6,671
Vedanta Ltd.	1,768,922	6,619
UltraTech Cement Ltd.	120,755	6,586
Eicher Motors Ltd.	19,267	6,552
Asian Paints Ltd.	419,766	6,007
Kotak Mahindra Bank Ltd.	513,417	5,864
^ Wipro Ltd. ADR	629,239	5,808
Zee Entertainment Enterprises Ltd.	784,968	5,658
UPL Ltd.	526,010	5,626
IndusInd Bank Ltd.	289,854	5,348
Adani Ports & Special Economic Zone Ltd.	1,208,261	5,240
Indiabulls Housing Finance Ltd.	464,105	5,142
* JSW Steel Ltd.	1,704,754	4,990
Tech Mahindra Ltd.	681,155	4,544
Hindustan Petroleum Corp. Ltd.	585,460	4,510
Godrej Consumer Products Ltd.	181,898	4,237
Bajaj Auto Ltd.	99,851	4,179
Aurobindo Pharma Ltd.	393,676	3,956
Ambuja Cements Ltd.	1,147,435	3,875
Cipla Ltd.	450,903	3,827
Dr Reddy's Laboratories Ltd. ADR	82,024	3,707
* Bajaj Finance Ltd.	232,444	3,557
Bosch Ltd.	10,399	3,401
Shriram Transport Finance Co. Ltd.	240,869	3,391
HDFC Bank Ltd.	178,194	3,382
Idea Cellular Ltd.	2,078,093	3,376
Power Grid Corp. of India Ltd.	1,084,628	3,318
Hindalco Industries Ltd.	1,156,143	3,234
Bharti Infratel Ltd.	728,457	3,159
Dabur India Ltd.	758,780	3,084
ICICI Bank Ltd.	761,509	3,025
GAIL India Ltd.	427,300	2,951
Piramal Enterprises Ltd.	117,630	2,929
Motherson Sumi Systems Ltd.	594,530	2,904
Nestle India Ltd.	33,429	2,882
LIC Housing Finance Ltd.	344,759	2,815
Infosys Ltd.	202,326	2,767
* United Spirits Ltd.	86,079	2,767
Tata Motors Ltd. Class A	558,598	2,754

Shree Cement Ltd.	11,778	2,686
Glenmark Pharmaceuticals Ltd.	198,783	2,618
Cairn India Ltd.	638,135	2,608
Bajaj Finserv Ltd.	53,672	2,570
Marico Ltd.	632,859	2,401
NMDC Ltd.	1,121,454	2,384
Dr Reddy's Laboratories Ltd.	52,453	2,350
Titan Co. Ltd.	432,267	2,311
Tata Steel Ltd.	329,187	2,251
Wipro Ltd.	316,738	2,142
Havells India Ltd.	336,987	2,086
Ashok Leyland Ltd.	1,554,269	2,083
Rural Electrification Corp. Ltd.	975,378	2,045
Siemens Ltd.	119,960	2,027
Britannia Industries Ltd.	40,760	1,882
Bharat Electronics Ltd.	82,447	1,875
Bharat Forge Ltd.	131,897	1,815
Cadila Healthcare Ltd.	346,151	1,790
Power Finance Corp. Ltd.	903,052	1,732
Pidilite Industries Ltd.	173,837	1,730
Bharat Heavy Electricals Ltd.	825,386	1,667
IDFC Bank Ltd.	1,879,521	1,663
Tata Power Co. Ltd.	1,350,354	1,589
* Bank of Baroda	645,795	1,576
NHPC Ltd.	3,634,047	1,551
Mahindra & Mahindra Financial Services Ltd.	383,170	1,510
Hindustan Zinc Ltd.	339,512	1,495
Rajesh Exports Ltd.	198,982	1,461
Oracle Financial Services Software Ltd.	29,745	1,452
Petronet LNG Ltd.	259,689	1,436
Reliance Infrastructure Ltd.	179,596	1,367
ACC Ltd.	64,209	1,338
* Steel Authority of India Ltd.	1,327,539	1,249
Reliance Capital Ltd.	177,462	1,182
United Breweries Ltd.	99,067	1,168
DLF Ltd.	584,010	1,165
Divi's Laboratories Ltd.	112,427	1,162
Colgate-Palmolive India Ltd.	87,578	1,147
Emami Ltd.	73,907	1,127
ABB India Ltd.	68,401	1,106
Cummins India Ltd.	89,094	1,103
Bajaj Holdings & Investment Ltd.	35,960	1,060
GlaxoSmithKline Consumer Healthcare Ltd.	13,913	1,060
Torrent Pharmaceuticals Ltd.	55,122	1,056
Oil India Ltd.	215,054	1,046
Tata Communications Ltd.	98,559	1,027
Castrol India Ltd.	158,779	949
Mphasis Ltd.	112,858	930
Sun TV Network Ltd.	111,329	872
* Punjab National Bank	428,339	858
Aditya Birla Nuvo Ltd.	42,667	853
Exide Industries Ltd.	290,642	846
2 InterGlobe Aviation Ltd.	54,224	723
* Reliance Communications Ltd.	1,428,009	722
* Adani Power Ltd.	1,222,627	654
* Jindal Steel & Power Ltd.	538,915	638
* Canara Bank	150,093	629

* IDBI Bank Ltd.	537,300	613
Godrej Industries Ltd.	92,551	586
* GMR Infrastructure Ltd.	2,915,787	547
* Crompton Greaves Ltd.	556,042	528
Adani Enterprises Ltd.	404,396	521
* Reliance Power Ltd.	785,614	519
* Bank of India	292,416	507
JSW Energy Ltd.	558,364	503
* IDFC Ltd.	575,126	467
Great Eastern Shipping Co. Ltd.	75,528	435
Wockhardt Ltd.	45,282	433
Torrent Power Ltd.	143,644	412
Union Bank of India	188,519	402
* Mangalore Refinery & Petrochemicals Ltd.	276,782	400
GlaxoSmithKline Pharmaceuticals Ltd.	9,826	395
* Corp Bank	315,585	201
Oriental Bank of Commerce	72,758	125
		603,520
Indonesia (0.5%)
Telekomunikasi Indonesia Persero Tbk PT	73,705,624	21,366
Bank Central Asia Tbk PT	18,004,499	20,636
Astra International Tbk PT	29,273,288	17,451
Bank Rakyat Indonesia Persero Tbk PT	15,733,963	13,816
Bank Mandiri Persero Tbk PT	13,700,786	11,191
Unilever Indonesia Tbk PT	1,654,330	5,101
Bank Negara Indonesia Persero Tbk PT	10,568,387	4,515
Indofood Sukses Makmur Tbk PT	6,354,205	3,771
United Tractors Tbk PT	2,200,012	3,600
Perusahaan Gas Negara Persero Tbk	15,206,146	3,284
Gudang Garam Tbk PT	673,386	3,114
Kalbe Farma Tbk PT	27,956,337	3,039
Semen Indonesia Persero Tbk PT	4,220,049	2,854
Charoen Pokphand Indonesia Tbk PT	10,591,564	2,462
Adaro Energy Tbk PT	18,669,663	2,373
Indocement Tunggal Prakarsa Tbk PT	1,963,298	2,210
Indofood CBP Sukses Makmur Tbk PT	3,446,484	2,169
Surya Citra Media Tbk PT	8,361,079	1,767
Bumi Serpong Damai Tbk PT	11,312,240	1,552
Bank Danamon Indonesia Tbk PT	4,287,327	1,336
Tower Bersama Infrastructure Tbk PT	3,160,965	1,172
* XL Axiata Tbk PT	4,914,950	1,072
Tambang Batubara Bukit Asam Persero Tbk PT	1,140,531	992
Jasa Marga Persero Tbk PT	2,950,519	933
Media Nusantara Citra Tbk PT	7,163,166	910
Astra Agro Lestari Tbk PT	576,325	681
* Vale Indonesia Tbk PT	2,829,062	502
Global Mediacom Tbk PT	9,127,606	410
		134,279
Ireland (0.1%)
Kerry Group plc Class A	212,355	14,932
* Bank of Ireland	40,325,371	10,834
* Ryanair Holdings plc ADR	58,022	4,854
Glanbia plc	251,698	4,251
* Ryanair Holdings plc	13,600	210
* Irish Bank Resolution Corp. Ltd.	236,607	—
		35,081

Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	1,293,870	42,604
	Bank Hapoalim BM	1,472,047	8,894
*	Bank Leumi Le-Israel BM	1,899,197	7,855
	Nice Ltd.	81,254	5,686
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,013,069	5,264
	Elbit Systems Ltd.	34,808	3,836
*	Israel Discount Bank Ltd. Class A	1,623,486	3,375
	Azrieli Group Ltd.	63,797	2,912
	Israel Chemicals Ltd.	631,500	2,902
	Frutarom Industries Ltd.	51,387	2,715
	Mizrahi Tefahot Bank Ltd.	166,531	2,565
*	Tower Semiconductor Ltd.	113,448	2,433
	Delek Group Ltd.	6,704	1,448
	Gazit-Globe Ltd.	148,123	1,385
	Teva Pharmaceutical Industries Ltd. ADR	36,177	1,209
	Paz Oil Co. Ltd.	6,864	1,063
	Alony Hetz Properties & Investments Ltd.	131,336	1,057
*	Airport City Ltd.	87,721	941
	First International Bank Of Israel Ltd.	57,398	863
	Melisron Ltd.	18,150	832
	Strauss Group Ltd.	48,017	773
	Harel Insurance Investments & Financial Services Ltd.	152,538	765
	Shikun & Binui Ltd.	335,390	695
	Amot Investments Ltd.	153,345	647
*	Israel Corp. Ltd.	3,065	577
	Oil Refineries Ltd.	1,420,720	500
*	Delek Energy Systems Ltd.	788	458
	Delek Automotive Systems Ltd.	36,853	338
	Shufersal Ltd.	1	—
			104,592
Italy (1.5%)
	Eni SPA	3,580,010	55,046
	Enel SPA	11,067,358	46,269
	Intesa Sanpaolo SPA (Registered)	17,506,687	41,121
	Assicurazioni Generali SPA	1,840,799	29,374
*,^	UniCredit SPA	842,422	22,996
	Atlantia SPA	778,345	17,738
*	Fiat Chrysler Automobiles NV	1,555,360	17,030
*	Telecom Italia SPA (Registered)	16,406,419	14,108
	Snam SPA	3,568,586	13,583
	Luxottica Group SPA	232,557	12,487
	Ferrari NV	192,792	12,018
	CNH Industrial NV	1,347,103	11,967
	Terna Rete Elettrica Nazionale SPA	2,105,511	9,234
	Prysmian SPA	311,792	8,111
*	EXOR NV	163,185	7,446
	Tenaris SA	418,290	7,327
*	Leonardo SPA	565,905	7,291
	Mediobanca SPA	821,911	7,077
	Telecom Italia SPA (Bearer)	8,654,677	6,179
	Tenaris SA ADR	137,700	4,825
	Mediaset SPA	1,108,401	4,749
	Unione di Banche Italiane SPA	1,245,724	4,344
	Recordati SPA	149,020	4,244
*	Saipem SPA	8,115,779	4,167
2	Poste Italiane SPA	660,411	4,156

Davide Campari-Milano SPA	407,102	4,084
FinecoBank Banca Fineco SPA	547,645	3,262
UnipolSai SPA	1,504,182	3,137
Intesa Sanpaolo SPA	1,321,992	2,924
Banca Mediolanum SPA	354,245	2,718
* Italgas SPA	679,071	2,580
^ Salvatore Ferragamo SPA	85,550	2,263
Parmalat SPA	469,683	1,516
		395,371
Japan (17.9%)
Toyota Motor Corp.	3,979,191	231,401
Mitsubishi UFJ Financial Group Inc.	19,802,759	126,807
SoftBank Group Corp.	1,252,368	96,482
Honda Motor Co. Ltd.	2,607,979	77,611
Sumitomo Mitsui Financial Group Inc.	1,890,030	74,150
KDDI Corp.	2,697,364	72,474
Mizuho Financial Group Inc.	36,360,658	67,470
Japan Tobacco Inc.	1,742,867	56,217
FANUC Corp.	283,717	55,701
Sony Corp.	1,827,890	55,344
Shin-Etsu Chemical Co. Ltd.	599,701	51,737
Keyence Corp.	131,746	51,166
East Japan Railway Co.	543,616	49,228
Takeda Pharmaceutical Co. Ltd.	1,127,748	47,236
NTT DOCOMO Inc.	1,910,045	45,669
Mitsubishi Corp.	2,004,663	45,285
Seven & i Holdings Co. Ltd.	1,133,919	45,276
Canon Inc.	1,525,488	45,134
Mitsubishi Electric Corp.	2,873,900	43,737
Central Japan Railway Co.	263,449	42,570
Tokio Marine Holdings Inc.	1,020,041	42,530
Astellas Pharma Inc.	3,095,278	41,544
Daikin Industries Ltd.	390,271	38,739
Hitachi Ltd.	6,752,956	38,664
Murata Manufacturing Co. Ltd.	275,065	37,047
Mitsui & Co. Ltd.	2,478,433	36,373
Fuji Heavy Industries Ltd.	895,538	35,836
Kao Corp.	716,679	35,465
Bridgestone Corp.	935,142	34,297
Nidec Corp.	352,255	33,074
Mitsubishi Estate Co. Ltd.	1,719,961	32,738
Komatsu Ltd.	1,372,411	32,497
Nintendo Co. Ltd.	157,853	32,310
Mitsui Fudosan Co. Ltd.	1,396,046	32,231
Panasonic Corp.	3,096,470	32,219
Denso Corp.	731,999	31,699
Nomura Holdings Inc.	4,881,423	30,259
Dai-ichi Life Holdings Inc.	1,646,311	29,846
Nissan Motor Co. Ltd.	2,945,539	29,141
ITOCHU Corp.	2,095,765	28,871
ORIX Corp.	1,909,153	28,804
Otsuka Holdings Co. Ltd.	618,616	28,498
Nippon Steel & Sumitomo Metal Corp.	1,147,394	27,718
Kubota Corp.	1,638,687	26,051
Daiwa House Industry Co. Ltd.	945,882	25,617
Hoya Corp.	575,326	25,077
MS&AD Insurance Group Holdings Inc.	747,112	24,994

Kyocera Corp.	455,359	23,706
Tokyo Electron Ltd.	227,736	23,590
Fast Retailing Co. Ltd.	73,585	23,144
SMC Corp.	84,438	23,050
Suzuki Motor Corp.	596,475	23,020
FUJIFILM Holdings Corp.	569,705	22,062
Eisai Co. Ltd.	389,502	21,470
Daiichi Sankyo Co. Ltd.	953,961	21,343
Mitsubishi Heavy Industries Ltd.	4,675,277	21,002
Shionogi & Co. Ltd.	433,843	20,895
Sumitomo Mitsui Trust Holdings Inc.	559,254	20,845
Recruit Holdings Co. Ltd.	473,187	20,714
Sumitomo Corp.	1,647,745	20,656
Secom Co. Ltd.	284,806	20,596
Kirin Holdings Co. Ltd.	1,230,106	20,156
Asahi Group Holdings Ltd.	557,886	19,632
Sompo Holdings Inc.	538,367	19,494
Toray Industries Inc.	2,226,052	19,275
Shimano Inc.	117,062	18,459
Nitto Denko Corp.	226,554	17,926
West Japan Railway Co.	270,871	17,648
Asahi Kasei Corp.	1,853,529	17,287
Terumo Corp.	465,737	17,229
Resona Holdings Inc.	3,175,875	17,194
Sumitomo Realty & Development Co. Ltd.	625,762	16,928
JX Holdings Inc.	3,550,901	16,746
Olympus Corp.	469,519	16,243
Sumitomo Electric Industries Ltd.	1,101,696	16,031
Shiseido Co. Ltd.	572,855	16,011
Daiwa Securities Group Inc.	2,464,067	15,712
Nippon Telegraph & Telephone Corp.	355,685	15,711
Oriental Land Co. Ltd.	282,976	15,507
MEIJI Holdings Co. Ltd.	198,844	15,402
Daito Trust Construction Co. Ltd.	108,677	15,193
Fujitsu Ltd.	2,586,072	15,030
Dentsu Inc.	324,595	15,002
Aeon Co. Ltd.	1,023,786	14,797
Ajinomoto Co. Inc.	739,280	14,592
Marubeni Corp.	2,299,503	13,991
Chubu Electric Power Co. Inc.	1,037,997	13,858
Sekisui House Ltd.	847,561	13,710
Ono Pharmaceutical Co. Ltd.	667,524	13,695
Tokyo Gas Co. Ltd.	3,048,831	13,530
Mitsubishi Chemical Holdings Corp.	1,938,212	13,519
T&D Holdings Inc.	905,538	13,415
Inpex Corp.	1,342,178	13,171
JFE Holdings Inc.	750,593	13,138
Aisin Seiki Co. Ltd.	285,678	13,068
Unicharm Corp.	569,857	12,834
Hankyu Hanshin Holdings Inc.	377,388	12,805
Makita Corp.	181,162	12,583
Sysmex Corp.	208,490	12,526
TDK Corp.	173,554	12,474
Rakuten Inc.	1,240,939	12,387
Mazda Motor Corp.	829,542	12,208
Sumitomo Chemical Co. Ltd.	2,272,905	12,110
Nitori Holdings Co. Ltd.	107,743	12,075

Omron Corp.	292,225	11,990
* Toshiba Corp.	5,566,216	11,936
Japan Exchange Group Inc.	791,185	11,760
* Kansai Electric Power Co. Inc.	1,078,753	11,528
Toyota Industries Corp.	238,260	11,498
Taisei Corp.	1,561,289	11,091
Osaka Gas Co. Ltd.	2,913,772	10,922
Tokyu Corp.	1,465,444	10,793
Isuzu Motors Ltd.	801,831	10,759
Asahi Glass Co. Ltd.	1,409,360	10,471
Yamato Holdings Co. Ltd.	519,313	10,466
Kintetsu Group Holdings Co. Ltd.	2,655,946	10,210
Sumitomo Metal Mining Co. Ltd.	702,971	9,524
Chugai Pharmaceutical Co. Ltd.	323,264	9,500
NTT Data Corp.	186,578	9,403
Obayashi Corp.	980,115	9,337
Concordia Financial Group Ltd.	1,750,875	9,235
Toyota Tsusho Corp.	335,214	9,220
Kajima Corp.	1,321,848	9,213
Ricoh Co. Ltd.	1,017,479	9,077
LIXIL Group Corp.	386,458	9,023
Dai Nippon Printing Co. Ltd.	884,903	9,003
* Tokyo Electric Power Co. Holdings Inc.	2,289,149	8,768
Odakyu Electric Railway Co. Ltd.	442,332	8,760
Sekisui Chemical Co. Ltd.	536,389	8,753
Koito Manufacturing Co. Ltd.	164,328	8,717
NEC Corp.	3,762,864	8,685
Yamaha Motor Co. Ltd.	415,186	8,636
Keikyu Corp.	735,349	8,623
Tohoku Electric Power Co. Inc.	701,931	8,569
Seiko Epson Corp.	414,573	8,541
Nikon Corp.	521,101	8,410
TOTO Ltd.	208,526	8,399
Rohm Co. Ltd.	130,254	8,329
Kuraray Co. Ltd.	524,610	8,315
Japan Post Holdings Co. Ltd.	652,064	8,188
Yahoo Japan Corp.	1,925,601	8,081
Kikkoman Corp.	254,348	8,007
Bandai Namco Holdings Inc.	290,534	8,002
NSK Ltd.	657,776	7,985
Yakult Honsha Co. Ltd.	155,113	7,971
Suntory Beverage & Food Ltd.	182,068	7,747
Nippon Paint Holdings Co. Ltd.	265,369	7,741
Kyushu Electric Power Co. Inc.	692,896	7,734
NH Foods Ltd.	282,935	7,700
Shimizu Corp.	837,196	7,695
M3 Inc.	286,128	7,687
Yamaha Corp.	251,435	7,680
NGK Insulators Ltd.	387,577	7,599
Nissan Chemical Industries Ltd.	211,455	7,550
Toppan Printing Co. Ltd.	767,213	7,531
Alps Electric Co. Ltd.	281,392	7,495
Tobu Railway Co. Ltd.	1,476,661	7,494
FamilyMart UNY Holdings Co. Ltd.	117,758	7,461
Santen Pharmaceutical Co. Ltd.	593,502	7,458
MISUMI Group Inc.	389,967	7,286
Japan Post Bank Co. Ltd.	593,225	7,206

	Tosoh Corp.	942,532	7,121
	Konica Minolta Inc.	679,525	7,039
	Lawson Inc.	96,335	7,032
	Yaskawa Electric Corp.	387,894	6,994
	Keio Corp.	844,103	6,938
	Shizuoka Bank Ltd.	792,684	6,898
	Lion Corp.	389,989	6,783
	Kawasaki Heavy Industries Ltd.	2,151,009	6,731
	Trend Micro Inc.	171,519	6,656
	Mitsubishi Tanabe Pharma Corp.	328,633	6,591
	Shimadzu Corp.	389,202	6,568
	Chiba Bank Ltd.	1,000,453	6,544
	Nagoya Railroad Co. Ltd.	1,324,008	6,518
	Brother Industries Ltd.	350,347	6,467
	NGK Spark Plug Co. Ltd.	284,637	6,411
	Hirose Electric Co. Ltd.	49,092	6,391
	Taiheiyo Cement Corp.	1,828,067	6,388
	Mitsubishi Materials Corp.	187,004	6,381
	Aozora Bank Ltd.	1,748,229	6,367
	Hoshizaki Corp.	78,013	6,357
*	Kyushu Railway Co.	233,008	6,323
	Ryohin Keikaku Co. Ltd.	33,704	6,318
	Isetan Mitsukoshi Holdings Ltd.	539,157	6,307
	Stanley Electric Co. Ltd.	222,376	6,265
	Don Quijote Holdings Co. Ltd.	172,272	6,253
	Mitsui Chemicals Inc.	1,328,067	6,245
	Electric Power Development Co. Ltd.	264,234	6,142
	Seibu Holdings Inc.	363,131	6,119
	Amada Holdings Co. Ltd.	517,557	6,083
*	IHI Corp.	2,224,877	5,991
	Nippon Express Co. Ltd.	1,130,686	5,981
	Yamada Denki Co. Ltd.	1,078,563	5,942
	Nisshin Seifun Group Inc.	383,224	5,830
	USS Co. Ltd.	328,196	5,760
*,^	Sharp Corp.	2,129,678	5,759
	Oji Holdings Corp.	1,298,903	5,749
	Hamamatsu Photonics KK	198,797	5,741
	Yokogawa Electric Corp.	358,748	5,733
	Nissin Foods Holdings Co. Ltd.	108,595	5,731
	Taisho Pharmaceutical Holdings Co. Ltd.	67,654	5,718
	Suruga Bank Ltd.	249,190	5,677
	Hisamitsu Pharmaceutical Co. Inc.	108,588	5,668
	Sumitomo Heavy Industries Ltd.	822,451	5,655
	Konami Holdings Corp.	140,931	5,636
	JTEKT Corp.	341,902	5,615
	Nomura Research Institute Ltd.	162,400	5,549
	JGC Corp.	316,193	5,489
	Kansai Paint Co. Ltd.	279,826	5,436
	Teijin Ltd.	257,410	5,433
	MINEBEA MITSUMI Inc.	540,527	5,373
	J Front Retailing Co. Ltd.	362,037	5,225
	Mitsubishi Gas Chemical Co. Inc.	269,009	5,160
	Chugoku Electric Power Co. Inc.	456,779	5,143
	Asics Corp.	262,935	5,122
	Nippon Yusen KK	2,409,129	5,094
	Hulic Co. Ltd.	521,947	5,089
	Toho Gas Co. Ltd.	676,561	5,061

Mitsui OSK Lines Ltd.	1,582,226	5,028
Kyowa Hakko Kirin Co. Ltd.	369,252	5,000
TonenGeneral Sekiyu KK	422,798	4,972
Mitsubishi Motors Corp.	917,733	4,971
Disco Corp.	38,868	4,963
ANA Holdings Inc.	1,667,941	4,954
Sojitz Corp.	1,916,860	4,941
Fuji Electric Co. Ltd.	829,113	4,912
Toho Co. Ltd.	169,186	4,879
Daicel Corp.	437,185	4,834
Keihan Holdings Co. Ltd.	724,067	4,823
Keisei Electric Railway Co. Ltd.	203,482	4,818
Tsuruha Holdings Inc.	50,963	4,791
Toyo Suisan Kaisha Ltd.	133,811	4,775
JSR Corp.	277,461	4,755
Fukuoka Financial Group Inc.	1,073,494	4,739
Start Today Co. Ltd.	248,937	4,689
Marui Group Co. Ltd.	327,358	4,681
Sega Sammy Holdings Inc.	297,263	4,668
Casio Computer Co. Ltd.	333,702	4,611
Advantest Corp.	246,766	4,604
Haseko Corp.	415,092	4,575
Obic Co. Ltd.	94,611	4,541
Rinnai Corp.	53,222	4,523
Credit Saison Co. Ltd.	245,453	4,472
Idemitsu Kosan Co. Ltd.	142,703	4,413
Nabtesco Corp.	166,191	4,334
Toyo Seikan Group Holdings Ltd.	233,565	4,308
Pigeon Corp.	156,998	4,265
Tokyu Fudosan Holdings Corp.	728,482	4,259
* Kobe Steel Ltd.	436,318	4,244
Sony Financial Holdings Inc.	253,388	4,244
Hakuhodo DY Holdings Inc.	344,543	4,239
Alfresa Holdings Corp.	251,566	4,141
Hitachi Chemical Co. Ltd.	145,549	4,132
Hino Motors Ltd.	390,185	4,117
THK Co. Ltd.	165,824	4,086
Shinsei Bank Ltd.	2,372,243	4,080
Shimamura Co. Ltd.	30,975	4,060
Sumitomo Rubber Industries Ltd.	259,385	4,051
Air Water Inc.	217,918	4,035
SBI Holdings Inc.	290,791	4,014
Park24 Co. Ltd.	145,356	4,012
Sumco Corp.	254,972	3,986
Kewpie Corp.	159,069	3,976
Bank of Kyoto Ltd.	507,432	3,967
Hiroshima Bank Ltd.	845,043	3,948
Sumitomo Dainippon Pharma Co. Ltd.	231,489	3,927
Nankai Electric Railway Co. Ltd.	786,704	3,891
Kobayashi Pharmaceutical Co. Ltd.	87,100	3,882
Suzuken Co. Ltd.	117,357	3,875
Kurita Water Industries Ltd.	163,035	3,867
Hitachi High-Technologies Corp.	90,256	3,866
Ebara Corp.	125,126	3,859
Tokyo Tatemono Co. Ltd.	288,616	3,822
MediPal Holdings Corp.	235,707	3,820
Hitachi Metals Ltd.	273,519	3,792

Kyushu Financial Group Inc.	547,030	3,769
Mabuchi Motor Co. Ltd.	73,208	3,763
Nippon Shinyaku Co. Ltd.	72,034	3,746
Iida Group Holdings Co. Ltd.	199,507	3,734
Otsuka Corp.	71,735	3,692
Sohgo Security Services Co. Ltd.	96,589	3,634
Chugoku Bank Ltd.	245,663	3,614
Miraca Holdings Inc.	79,216	3,610
Yamazaki Baking Co. Ltd.	179,244	3,605
Takashimaya Co. Ltd.	417,825	3,598
Ube Industries Ltd.	1,482,988	3,566
DIC Corp.	114,577	3,548
Kaneka Corp.	410,677	3,538
Mitsubishi UFJ Lease & Finance Co. Ltd.	658,991	3,513
Kakaku.com Inc.	193,937	3,511
Temp Holdings Co. Ltd.	202,080	3,505
SCREEN Holdings Co. Ltd.	55,771	3,488
Yamaguchi Financial Group Inc.	317,300	3,457
^ Calbee Inc.	106,152	3,456
Kose Corp.	40,495	3,448
Calsonic Kansei Corp.	216,534	3,442
^ Hachijuni Bank Ltd.	581,058	3,420
Nippon Electric Glass Co. Ltd.	586,929	3,379
Gunma Bank Ltd.	618,851	3,376
Hitachi Construction Machinery Co. Ltd.	146,632	3,372
CyberAgent Inc.	133,840	3,316
Ezaki Glico Co. Ltd.	72,023	3,297
DeNA Co. Ltd.	147,407	3,294
Sundrug Co. Ltd.	47,098	3,248
Nichirei Corp.	159,126	3,239
NOK Corp.	158,633	3,224
Hokuhoku Financial Group Inc.	188,030	3,221
Nippon Shokubai Co. Ltd.	46,126	3,179
Showa Denko KK	193,675	3,178
Square Enix Holdings Co. Ltd.	110,853	3,178
Nippon Kayaku Co. Ltd.	242,477	3,169
Nexon Co. Ltd.	202,213	3,079
Denka Co. Ltd.	621,797	3,060
Azbil Corp.	100,024	3,016
AEON Financial Service Co. Ltd.	168,273	3,013
Hikari Tsushin Inc.	32,423	2,963
Maruichi Steel Tube Ltd.	88,308	2,961
Kagome Co. Ltd.	113,728	2,929
Nifco Inc.	58,129	2,927
Daifuku Co. Ltd.	132,249	2,924
Benesse Holdings Inc.	100,241	2,918
Horiba Ltd.	54,837	2,886
Furukawa Electric Co. Ltd.	85,026	2,885
Kamigumi Co. Ltd.	296,568	2,883
Nomura Real Estate Holdings Inc.	167,112	2,874
^ Kawasaki Kisen Kaisha Ltd.	1,177,835	2,864
COMSYS Holdings Corp.	154,872	2,847
Tsumura & Co.	96,891	2,823
Matsumotokiyoshi Holdings Co. Ltd.	56,674	2,818
Showa Shell Sekiyu KK	286,799	2,811
^ Japan Airport Terminal Co. Ltd.	78,337	2,801
Sotetsu Holdings Inc.	553,463	2,798

	Hokuriku Electric Power Co.	276,440	2,785
	Citizen Watch Co. Ltd.	445,826	2,768
	Seven Bank Ltd.	964,839	2,764
*,^	PeptiDream Inc.	55,430	2,758
	Asahi Intecc Co. Ltd.	67,421	2,744
	Mitsubishi Logistics Corp.	192,187	2,734
	Ito En Ltd.	80,720	2,682
	Dowa Holdings Co. Ltd.	315,255	2,676
	Sanwa Holdings Corp.	285,907	2,661
	Nihon M&A Center Inc.	90,086	2,627
	Oracle Corp. Japan	46,608	2,611
	NHK Spring Co. Ltd.	258,148	2,601
	Yokohama Rubber Co. Ltd.	147,336	2,591
	Coca-Cola West Co. Ltd.	89,182	2,589
	Sumitomo Forestry Co. Ltd.	187,057	2,573
	TIS Inc.	113,106	2,563
	Fujikura Ltd.	404,096	2,559
	Iyo Bank Ltd.	380,341	2,552
	NTN Corp.	600,141	2,535
	Pola Orbis Holdings Inc.	26,678	2,534
	Sankyo Co. Ltd.	75,882	2,534
	Glory Ltd.	80,518	2,516
	Kaken Pharmaceutical Co. Ltd.	49,365	2,510
	Nagase & Co. Ltd.	182,269	2,498
	Toyoda Gosei Co. Ltd.	102,757	2,475
*	Acom Co. Ltd.	572,172	2,461
	Aeon Mall Co. Ltd.	167,643	2,430
	Zenkoku Hosho Co. Ltd.	70,154	2,428
	Nishi-Nippon Railroad Co. Ltd.	545,067	2,412
	Nihon Kohden Corp.	105,050	2,410
	Taiyo Nippon Sanso Corp.	203,174	2,399
	Seino Holdings Co. Ltd.	205,502	2,377
	77 Bank Ltd.	510,528	2,368
	Nippon Paper Industries Co. Ltd.	129,244	2,366
	Aoyama Trading Co. Ltd.	66,900	2,358
	Sugi Holdings Co. Ltd.	50,516	2,351
	Sapporo Holdings Ltd.	90,331	2,349
	Sawai Pharmaceutical Co. Ltd.	44,728	2,349
	Kinden Corp.	184,398	2,342
	Takara Holdings Inc.	243,162	2,324
^	Rohto Pharmaceutical Co. Ltd.	133,392	2,319
	Izumi Co. Ltd.	54,682	2,319
	Zeon Corp.	200,960	2,306
	Daiichikosho Co. Ltd.	57,396	2,281
*	Nishi-Nippon Financial Holdings Inc.	217,276	2,278
	Cosmos Pharmaceutical Corp.	12,221	2,257
	Tokyo Century Corp.	66,383	2,255
	House Foods Group Inc.	104,507	2,243
^	Shikoku Electric Power Co. Inc.	232,153	2,234
	Coca-Cola East Japan Co. Ltd.	102,374	2,229
	GS Yuasa Corp.	536,913	2,223
	SCSK Corp.	58,991	2,214
	Topcon Corp.	142,846	2,190
	Ibiden Co. Ltd.	153,872	2,188
	Daido Steel Co. Ltd.	481,485	2,186
	Zensho Holdings Co. Ltd.	126,488	2,172
	OKUMA Corp.	208,863	2,170

	Japan Post Insurance Co. Ltd.	93,462	2,133
	Miura Co. Ltd.	134,418	2,131
^	MonotaRO Co. Ltd.	80,282	2,107
^	OSG Corp.	100,926	2,088
	Ain Holdings Inc.	28,198	2,067
	Sumitomo Osaka Cement Co. Ltd.	513,206	2,067
	Toyobo Co. Ltd.	1,268,247	2,056
	Nipro Corp.	183,302	2,055
	Ushio Inc.	161,380	2,048
^	K's Holdings Corp.	113,511	2,048
	H2O Retailing Corp.	123,502	2,044
	Wacoal Holdings Corp.	168,448	2,041
	Relo Group Inc.	13,878	2,040
*	Itoham Yonekyu Holdings Inc.	228,590	2,025
	Daishi Bank Ltd.	453,196	2,001
	ABC-Mart Inc.	34,286	1,996
	Pilot Corp.	48,870	1,983
	Bic Camera Inc.	212,152	1,982
	Tadano Ltd.	160,224	1,965
	Welcia Holdings Co. Ltd.	35,207	1,938
^	Hokkaido Electric Power Co. Inc.	267,126	1,936
^	Shiga Bank Ltd.	343,951	1,930
	Leopalace21 Corp.	336,738	1,929
	Toyota Boshoku Corp.	86,725	1,923
^	Shochiku Co. Ltd.	161,340	1,922
	DMG Mori Co. Ltd.	140,434	1,919
	Senshu Ikeda Holdings Inc.	411,148	1,889
	Megmilk Snow Brand Co. Ltd.	71,769	1,884
	Japan Airlines Co. Ltd.	59,138	1,883
	TS Tech Co. Ltd.	72,538	1,851
	Taiyo Yuden Co. Ltd.	151,663	1,850
	Tokai Tokyo Financial Holdings Inc.	329,928	1,832
	Skylark Co. Ltd.	133,022	1,801
	Itochu Techno-Solutions Corp.	66,042	1,776
	San-In Godo Bank Ltd.	210,815	1,760
	Toda Corp.	319,208	1,753
	Rengo Co. Ltd.	286,488	1,750
	Yamato Kogyo Co. Ltd.	58,199	1,740
	Toyo Tire & Rubber Co. Ltd.	143,287	1,738
	Resorttrust Inc.	93,626	1,725
	Heiwa Corp.	71,315	1,719
	Nisshinbo Holdings Inc.	180,466	1,719
	Nisshin Steel Co. Ltd.	125,886	1,706
	Juroku Bank Ltd.	489,713	1,698
	Shimachu Co. Ltd.	69,091	1,690
	Awa Bank Ltd.	264,274	1,648
	North Pacific Bank Ltd.	404,068	1,623
*,^	LINE Corp.	50,569	1,619
	Sanrio Co. Ltd.	82,250	1,613
	Mitsui Engineering & Shipbuilding Co. Ltd.	996,373	1,612
	Japan Steel Works Ltd.	85,150	1,599
	FP Corp.	32,723	1,562
	Lintec Corp.	69,499	1,555
	Cosmo Energy Holdings Co. Ltd.	88,443	1,531
	Autobacs Seven Co. Ltd.	98,295	1,521
	Keiyo Bank Ltd.	330,084	1,519
	Hitachi Capital Corp.	58,899	1,512

	Fujitsu General Ltd.	76,330	1,502
	Jafco Co. Ltd.	43,963	1,483
	NTT Urban Development Corp.	166,837	1,468
	Capcom Co. Ltd.	68,523	1,454
	Chiyoda Corp.	215,803	1,453
*,^	Orient Corp.	778,387	1,423
	KYORIN Holdings Inc.	62,570	1,373
	Kyudenko Corp.	49,861	1,353
	Maeda Road Construction Co. Ltd.	78,197	1,352
	Nippo Corp.	71,459	1,351
^	HIS Co. Ltd.	50,188	1,339
	Tokai Rika Co. Ltd.	66,679	1,327
	Kandenko Co. Ltd.	140,828	1,308
^	Ariake Japan Co. Ltd.	24,485	1,298
^	Japan Display Inc.	478,000	1,298
	Mochida Pharmaceutical Co. Ltd.	18,022	1,295
	Hitachi Transport System Ltd.	63,098	1,288
	Canon Marketing Japan Inc.	67,456	1,287
	Matsui Securities Co. Ltd.	143,360	1,228
^	Fukuyama Transporting Co. Ltd.	218,084	1,201
*,^	Aiful Corp.	392,479	1,184
^	GungHo Online Entertainment Inc.	533,857	1,159
	Koei Tecmo Holdings Co. Ltd.	66,317	1,126
^	GMO Payment Gateway Inc.	22,403	1,114
	Exedy Corp.	40,616	1,100
	Kissei Pharmaceutical Co. Ltd.	44,328	1,087
	Adastria Co. Ltd.	38,363	1,029
^	ASKUL Corp.	29,869	971
	Nissan Shatai Co. Ltd.	101,647	963
	Japan Petroleum Exploration Co. Ltd.	41,958	942
	NS Solutions Corp.	46,521	921
^	Ichigo Inc.	282,516	917
*	Kusuri no Aoki Holdings Co. Ltd.	21,412	915
	Komeri Co. Ltd.	38,421	905
	PanaHome Corp.	100,456	852
	Daikyo Inc.	398,940	819
^	Japan Aviation Electronics Industry Ltd.	66,747	817
	Tokyo Broadcasting System Holdings Inc.	46,579	802
	Gree Inc.	144,357	779
	SKY Perfect JSAT Holdings Inc.	169,972	765
	TV Asahi Holdings Corp.	31,741	635
	Mitsubishi Shokuhin Co. Ltd.	21,308	635
	Toppan Forms Co. Ltd.	53,573	556
^	COLOPL Inc.	62,246	538
^	COOKPAD Inc.	59,359	530
	OBIC Business Consultants Co. Ltd.	9,842	465
	Sumitomo Real Estate Sales Co. Ltd.	19,014	433
*,^	Aplus Financial Co. Ltd.	99,286	106
			4,789,445
Malaysia (0.7%)
	Public Bank Bhd. (Local)	4,518,700	20,504
	Tenaga Nasional Bhd.	5,136,000	15,524
	Malayan Banking Bhd.	8,138,600	15,104
	Sime Darby Bhd.	5,024,897	10,103
	CIMB Group Holdings Bhd.	8,254,250	9,266
	Axiata Group Bhd.	6,634,924	7,090
	Petronas Chemicals Group Bhd.	4,181,368	6,725

DiGi.Com Bhd.	5,431,566	6,081
Genting Bhd.	3,236,100	5,994
IHH Healthcare Bhd.	4,015,800	5,698
Petronas Gas Bhd.	1,144,350	5,401
Maxis Bhd.	3,830,400	5,319
IOI Corp. Bhd.	4,864,165	4,844
Genting Malaysia Bhd.	4,147,700	4,717
Kuala Lumpur Kepong Bhd.	761,900	4,146
Gamuda Bhd.	3,236,600	3,516
MISC Bhd.	2,116,323	3,497
IJM Corp. Bhd.	4,610,540	3,446
PPB Group Bhd.	840,500	3,088
AMMB Holdings Bhd.	2,788,600	2,883
Hong Leong Bank Bhd.	905,000	2,694
YTL Corp. Bhd.	7,380,853	2,535
* SapuraKencana Petroleum Bhd.	6,225,996	2,419
Petronas Dagangan Bhd.	420,300	2,233
Telekom Malaysia Bhd.	1,641,000	2,205
British American Tobacco Malaysia Bhd.	207,600	2,174
2 Astro Malaysia Holdings Bhd.	2,997,668	1,841
Malaysia Airports Holdings Bhd.	1,311,300	1,832
RHB Bank Bhd.	1,639,558	1,814
HAP Seng Consolidated Bhd.	905,500	1,778
Westports Holdings Bhd.	1,559,196	1,469
YTL Power International Bhd.	4,148,747	1,340
Alliance Financial Group Bhd.	1,570,300	1,333
IOI Properties Group Bhd.	2,656,154	1,283
UMW Holdings Bhd.	978,600	1,248
KLCCP Stapled Group	660,100	1,190
Felda Global Ventures Holdings Bhd.	2,588,300	1,080
Hong Leong Financial Group Bhd.	322,335	1,069
Lafarge Malaysia Bhd.	655,510	1,022
AirAsia Bhd.	1,657,700	954
Berjaya Sports Toto Bhd.	1,139,577	754
Bumi Armada Bhd.	5,095,100	702
MMC Corp. Bhd.	1,136,100	599
UEM Sunrise Bhd.	2,081,400	517
* RHB Captial BHD	1,187,500	13
		179,044
Malta (0.0%)
* BGP Holdings PLC	3,738,510	—

Mexico (0.8%)
America Movil SAB de CV	43,053,283	27,128
Fomento Economico Mexicano SAB de CV	3,158,312	23,757
Grupo Mexico SAB de CV Class B	5,715,736	17,142
Grupo Televisa SAB	3,632,942	16,204
Grupo Financiero Banorte SAB de CV	3,324,693	15,935
Wal-Mart de Mexico SAB de CV	8,221,761	14,548
* Cemex SAB de CV ADR	1,090,190	10,095
* Cemex SAB de CV	7,819,213	7,222
Grupo Bimbo SAB de CV Class A	2,836,020	6,287
Fibra Uno Administracion SA de CV	3,955,009	5,656
Alfa SAB de CV Class A	4,243,135	5,506
Grupo Aeroportuario del Sureste SAB de CV Class B	318,987	4,622
Industrias Penoles SAB de CV	185,190	4,379
Grupo Financiero Inbursa SAB de CV	2,934,647	4,350

	Mexichem SAB de CV	1,691,298	4,008
	Grupo Aeroportuario del Pacifico SAB de CV Class B	484,763	3,756
	Coca-Cola Femsa SAB de CV	598,446	3,713
	Infraestructura Energetica Nova SAB de CV	753,540	3,326
	Gruma SAB de CV Class B	240,055	3,230
	Grupo Financiero Santander Mexico SAB de CV Class B	2,143,913	3,058
	Grupo Carso SAB de CV	678,580	2,727
*	Promotora y Operadora de Infraestructura SAB de CV	274,514	2,393
	Arca Continental SAB de CV	428,573	2,312
	Gentera SAB de CV	1,548,862	2,262
	Kimberly-Clark de Mexico SAB de CV Class A	1,197,551	2,151
	Alsea SAB de CV	728,110	2,105
	Banregio Grupo Financiero SAB de CV	315,200	1,750
	El Puerto de Liverpool SAB de CV	274,197	1,730
	Megacable Holdings SAB de CV	421,729	1,339
*	Industrias CH SAB de CV Class B	194,845	1,233
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	284,276	1,213
*	Grupo Aeromexico SAB de CV	604,492	1,130
*	Telesites SAB de CV	1,871,416	1,092
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	783,410	1,063
	OHL Mexico SAB de CV	1,023,111	969
	Grupo Lala SAB de CV	634,123	949
	Industrias Bachoco SAB de CV Class B	235,291	914
	Grupo Comercial Chedraui SA de CV	427,555	788
*	Organizacion Soriana SAB de CV Class B	365,787	772
*	Minera Frisco SAB de CV	924,058	755
2	Nemak SAB de CV	751,299	698
	Grupo Elektra SAB DE CV	49,600	643
	Alpek SAB de CV	456,567	525
	Concentradora Fibra Danhos SA de CV	334,073	502
*	Promotora y Operadora de Infraestructura SAB de CV	73,691	479
	Grupo Financiero Interacciones SA de CV	103,655	395
			216,811
Netherlands (2.0%)
	Unilever NV	2,264,941	91,871
	ING Groep NV	5,622,020	80,766
	ASML Holding NV	467,292	56,741
	Koninklijke Philips NV	1,349,845	39,608
*	Koninklijke Ahold Delhaize NV	1,836,545	39,125
	Akzo Nobel NV	365,846	24,828
	Heineken NV	315,393	23,588
	RELX NV	1,324,892	22,378
*	ArcelorMittal	2,669,658	20,817
	NN Group NV	477,541	16,913
	Koninklijke DSM NV	257,453	16,413
	Wolters Kluwer NV	426,390	16,306
	Aegon NV	2,545,179	13,834
	Koninklijke KPN NV	4,537,279	13,072
*	Altice NV Class A	552,716	12,134
	Heineken Holding NV	141,957	9,972
2	ABN AMRO Group NV	408,550	9,610
	Randstad Holding NV	162,419	9,450
	Gemalto NV	119,568	6,949
	Boskalis Westminster	118,851	4,397
	Koninklijke Vopak NV	95,690	4,110
*	Altice NV Class B	172,977	3,818
*,^	OCI NV	112,572	2,125

2 GrandVision NV	69,515	1,658
		540,483
New Zealand (0.2%)
Fletcher Building Ltd.	1,011,425	7,793
Spark New Zealand Ltd.	2,658,288	6,850
Auckland International Airport Ltd.	1,313,057	6,586
Fisher & Paykel Healthcare Corp. Ltd.	833,574	5,315
Ryman Healthcare Ltd.	596,386	3,812
Contact Energy Ltd.	1,075,894	3,770
Meridian Energy Ltd.	1,789,470	3,457
SKYCITY Entertainment Group Ltd.	928,855	2,575
Mercury NZ Ltd.	1,002,853	2,260
Kiwi Property Group Ltd.	1,852,432	1,964
SKY Network Television Ltd.	540,395	1,840
* Xero Ltd.	125,806	1,746
Air New Zealand Ltd.	712,756	1,099
Vector Ltd.	353,076	832
Warehouse Group Ltd.	198,746	382
		50,281
Norway (0.5%)
DNB ASA	1,559,383	26,014
Statoil ASA	1,392,876	25,973
Telenor ASA	1,007,636	15,973
Norsk Hydro ASA	1,968,378	11,228
Yara International ASA	256,751	10,826
Orkla ASA	1,145,744	10,690
Marine Harvest ASA	546,385	9,647
Gjensidige Forsikring ASA	241,770	4,161
Schibsted ASA Class B	128,706	3,205
Schibsted ASA Class A	117,127	3,097
		120,814
Other (0.1%)3
4 Vanguard FTSE Emerging Markets ETF	929,861	35,186

Pakistan (0.0%)
Oil & Gas Development Co. Ltd.	894,300	1,370
Fauji Fertilizer Co. Ltd.	899,600	994
Pakistan Petroleum Ltd.	566,800	959
National Bank of Pakistan	842,000	601
		3,924
Peru (0.1%)
Credicorp Ltd.	64,722	10,576
Cia de Minas Buenaventura SAA ADR	304,857	4,204
Credicorp Ltd. (New York Shares)	10,933	1,790
		16,570
Philippines (0.3%)
SM Investments Corp.	689,699	9,566
SM Prime Holdings Inc.	13,454,437	8,034
JG Summit Holdings Inc.	4,522,209	6,752
BDO Unibank Inc.	2,582,490	5,852
Ayala Corp.	350,808	5,643
Aboitiz Equity Ventures Inc.	3,305,154	4,940
Universal Robina Corp.	1,264,119	4,142
Bank of the Philippine Islands	2,231,252	4,019
Ayala Land Inc.	4,472,057	3,197

	Metropolitan Bank & Trust Co.	1,769,255	2,898
	Jollibee Foods Corp.	632,955	2,615
*	PLDT Inc.	77,387	2,288
	Aboitiz Power Corp.	2,286,332	1,937
	Manila Electric Co.	302,611	1,733
	GT Capital Holdings Inc.	63,311	1,660
	DMCI Holdings Inc.	6,183,396	1,606
	Alliance Global Group Inc.	6,137,399	1,548
	Megaworld Corp.	17,438,706	1,287
	International Container Terminal Services Inc.	802,944	1,249
	Semirara Mining & Power Corp. Class A	428,001	1,163
	Energy Development Corp.	9,468,077	1,039
	LT Group Inc.	3,826,241	1,007
*	Bloomberry Resorts Corp.	4,333,150	675
	Globe Telecom Inc.	19,444	672
	Petron Corp.	3,408,073	636
	Emperador Inc.	94,877	13
			76,171
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,268,772	9,734
	Polski Koncern Naftowy ORLEN SA	472,096	9,581
	Bank Pekao SA	230,031	7,782
	Powszechny Zaklad Ubezpieczen SA	841,893	7,408
	KGHM Polska Miedz SA	196,306	6,089
	Bank Zachodni WBK SA	40,820	3,518
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,513,882	3,452
	PGE Polska Grupa Energetyczna SA	1,035,248	2,827
	LPP SA	1,891	2,410
	CCC SA	38,079	1,967
*	Alior Bank SA	123,927	1,890
*	mBank SA	17,633	1,667
	Asseco Poland SA	102,196	1,468
*	Cyfrowy Polsat SA	226,982	1,374
*	Bank Millennium SA	872,749	1,283
	Orange Polska SA	947,487	1,278
*	Grupa Lotos SA	124,933	1,177
^	Synthos SA	773,710	1,159
	Energa SA	437,515	1,116
	Grupa Azoty SA	63,988	1,098
*	Tauron Polska Energia SA	1,484,163	1,094
	Eurocash SA	105,159	1,048
	Bank Handlowy w Warszawie SA	48,064	922
*,^	Enea SA	315,732	799
	Budimex SA	13,769	743
	Ciech SA	33,968	584
			73,468
Portugal (0.1%)
	Galp Energia SGPS SA	756,508	11,147
	EDP - Energias de Portugal SA	3,341,049	9,716
	Jeronimo Martins SGPS SA	363,893	6,159
	EDP Renovaveis SA	286,411	1,840
*	Banco Espirito Santo SA	3,873,216	4
			28,866
Qatar (0.1%)
	Qatar National Bank SAQ	154,394	6,898
	Industries Qatar QSC	120,056	3,777

Masraf Al Rayan QSC	267,269	2,940
Ooredoo QSC	78,887	2,275
* Qatar Insurance Co. SAQ	86,449	2,035
Qatar Gas Transport Co. Ltd.	187,996	1,243
Qatar Electricity & Water Co. QSC	19,044	1,208
Qatar Islamic Bank SAQ	40,908	1,193
Commercial Bank QSC	131,632	1,182
* Qatar Navigation QSC	38,886	997
* Doha Bank QSC	88,214	878
United Development Co. QSC	120,151	744
* Aamal Co.	175,273	721
Barwa Real Estate Co.	67,667	647
* Vodafone Qatar QSC	230,764	595
Qatar International Islamic Bank QSC	26,206	487
* Ezdan Holding Group QSC	110,212	455
* Qatari Investors Group QSC	21,524	327
* Gulf International Services QSC	32,174	265
* Al Meera Consumer Goods Co. QSC	3,463	170
		29,037
Russia (1.0%)
Lukoil PJSC ADR	665,690	37,515
Sberbank of Russia PJSC	11,608,886	33,182
Gazprom PJSC ADR	6,484,376	32,173
Novatek PJSC	1,622,985	20,486
Magnit PJSC GDR	408,249	14,986
Tatneft PJSC ADR	351,426	14,327
Sberbank of Russia PJSC ADR	1,018,818	11,946
Rosneft Oil Co. PJSC GDR	1,755,097	11,638
MMC Norilsk Nickel PJSC ADR	692,920	11,238
AK Transneft OAO Preference Shares	2,209	7,508
Gazprom PJSC	2,594,442	6,455
Alrosa OJSC	3,632,800	6,382
Surgutneftegas OAO Preference Shares	10,938,400	6,246
Surgutneftegas OJSC ADR	1,047,453	5,630
VTB Bank PJSC GDR	2,056,095	4,688
Moscow Exchange MICEX-RTS PJSC	1,962,394	4,375
Mobile TeleSystems PJSC	928,899	4,254
VTB Bank PJSC	3,436,898,867	3,937
Severstal PJSC GDR	234,124	3,719
Novolipetsk Steel PJSC	1,276,873	2,505
RusHydro PJSC	137,006,634	2,354
Inter RAO UES PJSC	34,182,300	2,314
Bashneft PJSC	30,286	2,037
Mobile TeleSystems PJSC ADR	176,255	1,845
Sistema PJSC FC GDR	191,390	1,836
* Aeroflot PJSC	617,914	1,789
PhosAgro PJSC GDR	110,160	1,692
MegaFon PJSC GDR	137,495	1,494
Magnitogorsk Iron & Steel OJSC	2,059,448	1,348
Federal Grid Co. Unified Energy System JSC	335,366,667	1,294
LSR Group PJSC GDR	335,360	1,247
Rostelecom PJSC ADR	138,536	1,158
* Uralkali PJSC	360,666	1,022
Rostelecom PJSC	682,908	947
Rosseti PJSC	41,560,627	856
E.ON Russia JSC	18,049,100	849
Tatneft PAO Preference Shares	197,090	739

Bashneft PAO Preference Shares	26,876	609
Acron JSC	8,035	469
* Rosseti PJSC Rights Exp. 03/31/2017	691,494	2
		269,091
Singapore (0.9%)
DBS Group Holdings Ltd.	2,616,048	35,369
Oversea-Chinese Banking Corp. Ltd.	4,799,611	32,011
Singapore Telecommunications Ltd.	10,613,346	29,180
United Overseas Bank Ltd.	1,781,250	26,491
Keppel Corp. Ltd.	2,064,379	9,059
CapitaLand Ltd.	3,736,041	8,719
Wilmar International Ltd.	3,098,107	8,526
Global Logistic Properties Ltd.	4,404,668	8,118
Singapore Exchange Ltd.	1,220,958	6,422
Genting Singapore plc	8,817,864	6,082
Ascendas REIT	3,384,056	5,909
Singapore Press Holdings Ltd.	2,345,157	5,751
City Developments Ltd.	864,061	5,672
CapitaLand Mall Trust	3,937,051	5,410
Singapore Technologies Engineering Ltd.	2,306,622	5,406
Singapore Airlines Ltd.	758,924	5,345
ComfortDelGro Corp. Ltd.	3,033,649	5,191
Jardine Cycle & Carriage Ltd.	159,839	4,687
Suntec REIT	3,500,972	4,303
SATS Ltd.	892,515	3,345
Hutchison Port Holdings Trust	7,360,708	3,131
UOL Group Ltd.	684,367	3,099
CapitaLand Commercial Trust	2,842,929	3,080
Sembcorp Industries Ltd.	1,283,091	2,865
Golden Agri-Resources Ltd.	9,414,001	2,832
Venture Corp. Ltd.	358,351	2,592
Singapore Post Ltd.	2,036,464	2,123
StarHub Ltd.	812,337	1,710
Yangzijiang Shipbuilding Holdings Ltd.	2,878,845	1,646
* Noble Group Ltd.	12,660,689	1,531
^ Sembcorp Marine Ltd.	1,200,177	1,270
^ Olam International Ltd.	746,187	1,051
Yanlord Land Group Ltd.	954,500	941
SIA Engineering Co. Ltd.	327,809	810
Wing Tai Holdings Ltd.	547,240	675
M1 Ltd.	394,943	563
		250,915
South Africa (1.7%)
Naspers Ltd.	624,793	99,537
Sasol Ltd.	806,308	24,054
MTN Group Ltd.	2,555,642	23,831
Standard Bank Group Ltd.	1,755,010	18,768
Steinhoff International Holdings NV	3,594,790	17,334
FirstRand Ltd.	4,431,685	16,509
Remgro Ltd.	784,046	13,129
Sanlam Ltd.	2,583,388	12,480
Aspen Pharmacare Holdings Ltd.	527,516	12,069
Shoprite Holdings Ltd.	644,898	8,560
Bid Corp. Ltd.	490,659	8,513
Vodacom Group Ltd.	741,618	8,311
Growthpoint Properties Ltd.	4,011,184	7,848

Woolworths Holdings Ltd.	1,384,889	7,609
* AngloGold Ashanti Ltd.	597,331	7,591
Barclays Africa Group Ltd.	616,935	7,266
Tiger Brands Ltd.	236,371	7,134
Bidvest Group Ltd.	509,438	5,999
Redefine Properties Ltd.	7,153,135	5,926
Nedbank Group Ltd.	313,576	5,409
Netcare Ltd.	2,199,220	5,290
Sappi Ltd.	759,248	4,882
RMB Holdings Ltd.	965,947	4,660
Mr Price Group Ltd.	341,792	4,138
Gold Fields Ltd.	1,174,585	4,062
Discovery Ltd.	463,069	3,952
Capitec Bank Holdings Ltd.	74,887	3,914
Truworths International Ltd.	649,089	3,898
* Impala Platinum Holdings Ltd.	971,937	3,873
New Europe Property Investments plc	331,647	3,863
SPAR Group Ltd.	272,573	3,845
Life Healthcare Group Holdings Ltd.	1,498,980	3,734
Mondi Ltd.	168,291	3,710
Foschini Group Ltd.	302,322	3,616
Resilient REIT Ltd.	386,084	3,352
AVI Ltd.	481,135	3,279
Hyprop Investments Ltd.	358,914	3,193
Clicks Group Ltd.	338,618	3,065
Imperial Holdings Ltd.	238,668	2,963
MMI Holdings Ltd.	1,548,876	2,849
Fortress Income Fund Ltd. Class B	1,057,335	2,741
Investec Ltd.	387,684	2,740
Brait SE	459,604	2,705
Pioneer Foods Group Ltd.	201,484	2,492
Pick n Pay Stores Ltd.	484,413	2,461
Telkom SA SOC Ltd.	440,576	2,414
PSG Group Ltd.	140,287	2,371
Barloworld Ltd.	288,275	2,370
Sibanye Gold Ltd.	1,000,205	2,261
* Anglo American Platinum Ltd.	83,529	2,187
Fortress Income Fund Ltd. Class A	1,612,424	2,070
* Northam Platinum Ltd.	519,865	1,979
Coronation Fund Managers Ltd.	394,265	1,959
Exxaro Resources Ltd.	244,473	1,936
^ EOH Holdings Ltd.	170,730	1,857
Massmart Holdings Ltd.	165,015	1,652
Tongaat Hulett Ltd.	156,044	1,552
Liberty Holdings Ltd.	182,186	1,492
JSE Ltd.	116,870	1,401
Tsogo Sun Holdings Ltd.	711,841	1,397
Reunert Ltd.	264,152	1,345
Harmony Gold Mining Co. Ltd.	513,914	1,295
African Rainbow Minerals Ltd.	144,192	1,291
* Super Group Ltd.	471,626	1,281
* Kumba Iron Ore Ltd.	79,219	1,222
AECI Ltd.	159,124	1,216
Omnia Holdings Ltd.	87,708	1,187
* Attacq Ltd.	861,776	1,152
KAP Industrial Holdings Ltd.	1,971,760	1,142
* Nampak Ltd.	792,613	1,105

	Santam Ltd.	56,798	1,016
	Assore Ltd.	45,657	936
	Sun International Ltd.	139,770	911
	Grindrod Ltd.	684,106	718
	Distell Group Ltd.	61,928	690
	Steinhoff International Holdings NV	134,010	645
*	Curro Holdings Ltd.	180,836	642
	Oceana Group Ltd.	55,022	485
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
*	African Phoenix Inv Ltd.	1,597,662	—
			454,332
South Korea (3.4%)
	Samsung Electronics Co. Ltd. GDR	219,964	188,029
	Samsung Electronics Co. Ltd.	37,331	63,492
	SK Hynix Inc.	772,782	35,690
	Samsung Electronics Co. Ltd. Preference Shares	25,389	34,313
	Hyundai Motor Co.	211,438	25,455
	NAVER Corp.	38,635	25,237
	POSCO ADR	403,914	23,379
*	Shinhan Financial Group Co. Ltd. ADR	543,415	21,487
	Hyundai Mobis Co. Ltd.	94,868	19,736
*	KB Financial Group Inc. ADR	468,684	19,029
	LG Chem Ltd.	67,346	15,186
	Samsung C&T Corp.	130,420	14,151
	KT&G Corp.	159,378	13,806
	Hana Financial Group Inc.	429,759	12,743
	Amorepacific Corp.	45,943	12,540
	SK Innovation Co. Ltd.	88,599	12,003
	Kia Motors Corp.	375,955	11,783
*	Korea Electric Power Corp. ADR	608,031	11,151
	Samsung Fire & Marine Insurance Co. Ltd.	47,677	11,046
	Samsung Life Insurance Co. Ltd.	107,133	10,236
	LG Household & Health Care Ltd.	12,797	9,677
*,^	Celltrion Inc.	110,699	9,566
	SK Holdings Co. Ltd.	48,638	9,062
	LG Display Co. Ltd.	327,636	8,644
	Woori Bank	738,437	8,336
	Samsung SDI Co. Ltd.	80,160	7,966
*	Hyundai Heavy Industries Co. Ltd.	67,934	7,747
	LG Electronics Inc.	157,482	7,526
	Lotte Chemical Corp.	21,115	6,842
	LG Corp.	130,887	6,678
	NCSoft Corp.	25,067	6,563
	Korea Zinc Co. Ltd.	14,456	6,114
	KB Financial Group Inc.	149,364	6,044
	Coway Co. Ltd.	78,089	5,872
	Hyundai Steel Co.	108,712	5,452
	E-MART Inc.	30,611	5,359
	Hankook Tire Co. Ltd.	108,213	5,281
	SK Telecom Co. Ltd. ADR	243,050	5,226
	Shinhan Financial Group Co. Ltd.	130,627	5,163
	Samsung SDS Co. Ltd.	47,578	5,158
	Korea Aerospace Industries Ltd.	93,593	4,996
	AMOREPACIFIC Group	40,562	4,733
	Kangwon Land Inc.	156,922	4,422
	Hyundai Motor Co. 2nd Preference Shares	52,102	4,311
	Industrial Bank of Korea	383,661	4,191

	S-Oil Corp.	59,949	4,187
	Mirae Asset Daewoo Co. Ltd.	540,996	4,105
	Hyosung Corp.	33,483	3,903
	Samsung Electro-Mechanics Co. Ltd.	79,071	3,862
	Hyundai Engineering & Construction Co. Ltd.	103,375	3,700
	Hyundai Glovis Co. Ltd.	26,586	3,560
	Dongbu Insurance Co. Ltd.	67,746	3,452
	Hyundai Development Co-Engineering & Construction	87,813	3,304
	GS Holdings Corp.	73,476	3,235
	CJ CheilJedang Corp.	10,590	3,234
*,^	Samsung Heavy Industries Co. Ltd.	350,152	3,136
	Orion Corp.	5,551	3,102
	Korea Electric Power Corp.	84,631	3,099
	LG Uplus Corp.	307,599	3,021
^	Kakao Corp.	45,072	3,018
	BNK Financial Group Inc.	408,558	2,999
	Lotte Shopping Co. Ltd.	15,062	2,931
	CJ Corp.	18,447	2,897
	Daelim Industrial Co. Ltd.	39,198	2,839
*,^	Samsung Biologics Co. Ltd.	19,589	2,714
	Hanwha Chemical Corp.	116,535	2,618
	Hanssem Co. Ltd.	14,557	2,615
	Hyundai Motor Co. Preference Shares	32,261	2,587
*,^	Samsung Engineering Co. Ltd.	225,704	2,444
	KCC Corp.	7,827	2,340
	Amorepacific Corp. Preference Shares	14,843	2,294
	Samsung Securities Co. Ltd.	81,758	2,283
	Hyundai Marine & Fire Insurance Co. Ltd.	87,869	2,277
	BGF retail Co. Ltd.	28,538	2,258
^	Hanmi Pharm Co. Ltd.	8,987	2,232
	Doosan Heavy Industries & Construction Co. Ltd.	90,818	2,152
	Korea Investment Holdings Co. Ltd.	53,307	2,138
	Hanwha Corp.	69,631	2,113
	Mando Corp.	9,452	2,034
	Hanwha Life Insurance Co. Ltd.	349,122	1,937
	S-1 Corp.	26,384	1,914
	DGB Financial Group Inc.	222,660	1,891
	Hanwha Techwin Co. Ltd.	52,614	1,890
*,^	OCI Co. Ltd.	25,474	1,884
	Yuhan Corp.	11,492	1,862
	Hanon Systems	232,567	1,821
	Hyundai Department Store Co. Ltd.	21,997	1,820
	NH Investment & Securities Co. Ltd.	183,094	1,802
	Kumho Petrochemical Co. Ltd.	25,036	1,774
	SK Telecom Co. Ltd.	9,146	1,753
	LG Chem Ltd. Preference Shares	11,408	1,680
^	Hotel Shilla Co. Ltd.	44,126	1,648
	Samsung Card Co. Ltd.	44,754	1,513
	Korea Gas Corp.	37,088	1,481
*,^	GS Engineering & Construction Corp.	61,949	1,476
*,^	CJ Korea Express Corp.	10,442	1,467
	Shinsegae Inc.	9,666	1,464
	Posco Daewoo Corp.	66,156	1,452
*	KT Corp. ADR	95,669	1,423
*,^	Doosan Infracore Co. Ltd.	190,897	1,418
	LG Household & Health Care Ltd. Preference Shares	3,076	1,402
	Lotte Confectionery Co. Ltd.	7,913	1,391

^	Cheil Worldwide Inc.	87,119	1,390
	KEPCO Plant Service & Engineering Co. Ltd.	29,482	1,388
	Doosan Corp.	14,968	1,354
	Hyundai Wia Corp.	23,291	1,296
	LS Corp.	23,936	1,294
*,^	Daewoo Engineering & Construction Co. Ltd.	288,027	1,286
	SK Networks Co. Ltd.	218,934	1,247
	NongShim Co. Ltd.	4,445	1,217
*	Korean Air Lines Co. Ltd.	51,452	1,169
	KT Corp.	40,913	1,035
	Lotte Chilsung Beverage Co. Ltd.	812	1,014
*,^	NHN Entertainment Corp.	21,817	995
	Ottogi Corp.	1,715	961
^	GS Retail Co. Ltd.	20,577	923
^	Dongsuh Cos. Inc.	41,754	920
^	Hanmi Science Co. ltd	16,053	799
^	Hite Jinro Co. Ltd.	42,786	766
^	Paradise Co. Ltd.	64,038	738
*,^	Hyundai Mipo Dockyard Co. Ltd.	14,399	713
	SKC Co. Ltd.	26,189	701
	LG Hausys Ltd.	7,983	670
	LOTTE Fine Chemical Co. Ltd.	22,429	592
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,638	582
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,962	564
	LG Electronics Inc. Preference Shares	23,318	531
^	KEPCO Engineering & Construction Co. Inc.	18,055	367
	CJ CheilJedang Corp. Preference Shares	1,801	247
	POSCO	699	163
*	Korean Air Lines Co. Ltd. Rights Exp. 03/07/2017	12,248	58
*	Samsung Securities Co. Ltd. Rights Exp. 03/08/2017	11,008	58
			903,305
Spain (2.2%)
	Banco Santander SA	20,972,851	117,173
	Banco Bilbao Vizcaya Argentaria SA	9,492,637	64,556
	Telefonica SA	6,174,372	59,738
	Iberdrola SA	8,401,897	53,068
	Industria de Diseno Textil SA	1,541,623	50,990
	Amadeus IT Group SA	602,427	27,869
*	Repsol SA	1,633,263	24,208
	CaixaBank SA	4,699,699	17,227
^	Abertis Infraestructuras SA	995,573	14,266
2	Aena SA	94,737	13,777
*	Ferrovial SA	708,580	12,862
	Banco de Sabadell SA	7,572,534	11,432
	Red Electrica Corp. SA	635,621	11,366
	Grifols SA	488,839	10,495
	Endesa SA	461,659	9,521
	Gas Natural SDG SA	448,802	8,657
	Enagas SA	334,863	8,224
	Bankinter SA	1,003,441	8,077
*	ACS Actividades de Construccion y Servicios SA	252,565	7,784
	Bankia SA	6,638,136	7,018
	Gamesa Corp. Tecnologica SA	324,326	6,820
	Grifols SA Preference Shares	371,133	6,337
	Distribuidora Internacional de Alimentacion SA	891,683	4,720
*	Banco Popular Espanol SA	4,471,952	4,631
	Mapfre SA	1,462,630	4,435

Mediaset Espana Comunicacion SA	256,296	3,137
* Acerinox SA	210,478	2,894
Acciona SA	36,110	2,801
Zardoya Otis SA	271,016	2,288
Corp Financiera Alba SA	24,700	1,156
		577,527
Sweden (2.0%)
Nordea Bank AB	4,624,952	55,834
Hennes & Mauritz AB Class B	1,379,184	39,461
Swedbank AB Class A	1,530,432	38,697
Svenska Handelsbanken AB Class A	2,126,302	31,743
Atlas Copco AB Class A	905,798	29,050
Volvo AB Class B	2,244,345	28,723
Investor AB Class B	657,095	26,229
Svenska Cellulosa AB SCA Class B	868,280	26,128
Assa Abloy AB Class B	1,364,908	25,827
Telefonaktiebolaget LM Ericsson Class B	4,341,265	25,693
Skandinaviska Enskilda Banken AB Class A	2,077,718	23,339
Sandvik AB	1,569,982	21,193
Atlas Copco AB Class B	563,735	16,349
Telia Co. AB	3,770,928	15,296
Hexagon AB Class B	375,176	14,841
Skanska AB Class B	523,993	12,812
Boliden AB	396,325	11,562
SKF AB	555,212	11,172
Swedish Match AB	277,991	9,050
Electrolux AB Class B	326,296	8,677
Alfa Laval AB	460,048	8,601
* Kinnevik AB	298,100	7,653
Trelleborg AB Class B	361,475	7,499
Securitas AB Class B	456,219	7,264
Industrivarden AB Class A	297,973	6,148
* Lundin Petroleum AB	264,743	5,713
Industrivarden AB	240,318	4,657
Tele2 AB	526,172	4,639
ICA Gruppen AB	138,874	4,538
Husqvarna AB	541,587	4,536
Getinge AB	265,414	4,288
* Fastighets AB Balder Class B	130,959	2,680
L E Lundbergforetagen AB Class B	37,473	2,411
Investment AB Latour Class B	43,433	1,666
Melker Schorling AB	15,217	950
Svenska Handelsbanken AB Class B	49,969	747
SKF AB Class A	22,069	443
Fastighets AB Balder Preference Shares	8,512	306
		546,415
Switzerland (6.2%)
Nestle SA	4,490,724	329,011
Novartis AG	3,439,867	253,957
Roche Holding AG	1,033,675	244,928
UBS Group AG	5,072,247	82,431
ABB Ltd.	2,783,336	66,329
Zurich Insurance Group AG	216,823	62,439
Cie Financiere Richemont SA	741,950	57,783
Syngenta AG	133,281	56,646
Credit Suisse Group AG	3,023,292	46,151

	Swiss Re AG	474,638	44,354
	Actelion Ltd.	138,718	36,218
	LafargeHolcim Ltd.	474,267	25,536
	Givaudan SA	13,424	24,201
	Geberit AG	53,637	22,924
	Adecco Group AG	230,957	16,526
	Partners Group Holding AG	32,094	16,219
	Sika AG	3,080	16,186
	SGS SA	7,490	15,892
	Swatch Group AG (Bearer)	44,743	15,857
	Julius Baer Group Ltd.	320,000	15,043
	Swisscom AG	32,759	14,452
	Swiss Life Holding AG	47,270	14,351
	Lonza Group AG	75,987	13,960
	LafargeHolcim Ltd.	230,997	12,342
	Schindler Holding AG	58,405	11,133
*	Dufry AG	70,572	10,075
	Kuehne & Nagel International AG	73,512	10,059
	Sonova Holding AG	74,246	9,831
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	148	9,599
	Baloise Holding AG	67,975	8,753
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,470	8,159
	Swiss Prime Site AG	96,564	8,044
	Clariant AG	409,344	7,672
	Roche Holding AG (Bearer)	28,367	6,836
	Galenica AG	6,056	6,640
	Straumann Holding AG	15,434	6,229
	Schindler Holding AG (Registered)	29,354	5,530
	EMS-Chemie Holding AG	10,513	5,427
	PSP Swiss Property AG	59,595	5,362
	Helvetia Holding AG	8,929	5,053
	Swatch Group AG (Registered)	70,044	4,894
*	Flughafen Zuerich AG	21,587	4,245
	Barry Callebaut AG	2,834	3,507
	Aryzta AG	126,258	3,478
	DKSH Holding AG	39,755	2,939
	Banque Cantonale Vaudoise	3,939	2,691
	Pargesa Holding SA	39,369	2,622
	Sulzer AG	19,946	2,257
*,^,2 3SBio Inc.		1,387,075	1,354
			1,656,125
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,470,610	169,096
	Hon Hai Precision Industry Co. Ltd.	21,785,279	58,423
	Taiwan Semiconductor Manufacturing Co. Ltd.	7,598,973	45,281
	Largan Precision Co. Ltd.	145,068	20,750
	Formosa Plastics Corp.	7,107,873	20,538
	Formosa Chemicals & Fibre Corp.	6,365,306	19,732
	Nan Ya Plastics Corp.	8,269,615	19,480
	Delta Electronics Inc.	3,166,676	17,687
	Cathay Financial Holding Co. Ltd.	11,509,057	17,527
	Fubon Financial Holding Co. Ltd.	10,546,861	17,141
	CTBC Financial Holding Co. Ltd.	26,297,939	14,980
	Chunghwa Telecom Co. Ltd. ADR	470,047	14,835
	China Steel Corp.	18,080,234	14,639
	MediaTek Inc.	2,113,440	14,469
	Uni-President Enterprises Corp.	7,019,487	12,042

Mega Financial Holding Co. Ltd.	15,660,777	11,675
Asustek Computer Inc.	1,029,026	8,994
Catcher Technology Co. Ltd.	1,068,153	8,712
Taiwan Mobile Co. Ltd.	2,436,648	8,139
Quanta Computer Inc.	3,847,598	7,845
First Financial Holding Co. Ltd.	13,769,293	7,684
E.Sun Financial Holding Co. Ltd.	11,997,812	7,087
Formosa Petrochemical Corp.	2,060,580	7,039
Hotai Motor Co. Ltd.	597,000	6,861
Yuanta Financial Holding Co. Ltd.	16,786,916	6,666
Pegatron Corp.	2,758,038	6,642
Advanced Semiconductor Engineering Inc. ADR	1,108,133	6,338
President Chain Store Corp.	809,904	6,058
Hua Nan Financial Holdings Co. Ltd.	11,508,843	6,053
United Microelectronics Corp. ADR	3,181,085	5,758
Taiwan Cooperative Financial Holding Co. Ltd.	12,442,087	5,686
Far EasTone Telecommunications Co. Ltd.	2,295,643	5,454
Cheng Shin Rubber Industry Co. Ltd.	2,685,222	5,346
Taiwan Cement Corp.	4,678,768	5,306
Innolux Corp.	12,511,370	5,300
China Development Financial Holding Corp.	20,418,318	5,219
Taishin Financial Holding Co. Ltd.	13,181,185	4,977
Pou Chen Corp.	3,866,125	4,898
AU Optronics Corp. ADR	1,158,448	4,854
Far Eastern New Century Corp.	5,799,819	4,834
Lite-On Technology Corp.	3,079,767	4,652
Chang Hwa Commercial Bank Ltd.	8,309,245	4,614
Advanced Semiconductor Engineering Inc.	4,078,847	4,495
Foxconn Technology Co. Ltd.	1,587,925	4,482
Chunghwa Telecom Co. Ltd.	1,309,207	4,270
SinoPac Financial Holdings Co. Ltd.	14,344,287	4,232
Advantech Co. Ltd.	487,314	4,134
Compal Electronics Inc.	6,011,510	3,627
Siliconware Precision Industries Co. Ltd.	2,329,279	3,548
Inventec Corp.	4,405,064	3,313
Wistron Corp.	3,817,143	3,259
Novatek Microelectronics Corp.	825,916	2,925
Eclat Textile Co. Ltd.	279,351	2,918
Asia Cement Corp.	3,349,519	2,871
* Shin Kong Financial Holding Co. Ltd.	10,609,858	2,725
* HTC Corp.	1,052,570	2,682
Giant Manufacturing Co. Ltd.	389,625	2,561
Teco Electric and Machinery Co. Ltd.	2,566,000	2,319
Vanguard International Semiconductor Corp.	1,263,466	2,283
Realtek Semiconductor Corp.	651,768	2,275
Feng TAY Enterprise Co. Ltd.	482,100	2,107
Siliconware Precision Industries Co. Ltd. ADR	276,120	2,096
Synnex Technology International Corp.	1,929,889	2,014
Acer Inc.	4,092,396	1,890
Chicony Electronics Co. Ltd.	795,095	1,876
Walsin Lihwa Corp.	4,600,000	1,789
Nanya Technology Corp.	1,027,600	1,583
Taiwan Business Bank	5,468,419	1,429
Formosa Taffeta Co. Ltd.	1,398,000	1,346
Eva Airways Corp.	2,712,766	1,310
Eternal Materials Co. Ltd.	1,188,169	1,288
Taiwan Fertilizer Co. Ltd.	984,000	1,280

AU Optronics Corp.	2,838,000	1,175
United Microelectronics Corp.	3,220,978	1,170
China Airlines Ltd.	3,666,913	1,101
Taiwan Secom Co. Ltd.	389,725	1,083
Transcend Information Inc.	380,455	1,039
* Epistar Corp.	1,375,000	1,037
* Evergreen Marine Corp. Taiwan Ltd.	2,503,222	1,035
Yulon Motor Co. Ltd.	1,148,898	1,011
Feng Hsin Steel Co. Ltd.	613,790	939
Capital Securities Corp.	3,201,231	920
China Motor Corp.	985,105	901
* Taiwan Glass Industry Corp.	2,098,089	885
Oriental Union Chemical Corp.	950,191	842
Far Eastern International Bank	2,788,314	817
Unimicron Technology Corp.	1,942,975	765
* TPK Holding Co. Ltd.	357,422	667
Cheng Uei Precision Industry Co. Ltd.	532,591	622
Wan Hai Lines Ltd.	974,702	542
Cathay Real Estate Development Co. Ltd.	870,800	519
U-Ming Marine Transport Corp.	561,000	488
Ton Yi Industrial Corp.	1,014,600	479
* Yang Ming Marine Transport Corp.	1,936,305	346
Nan Ya Printed Circuit Board Corp.	274,395	218
Yulon Nissan Motor Co. Ltd.	33,633	213
		747,052
Thailand (0.7%)
* PTT PCL	1,542,782	17,708
Siam Cement PCL NVDR	785,180	11,287
Kasikornbank PCL (Foreign)	1,676,083	8,981
^ Advanced Info Service PCL (Foreign)	1,709,750	7,723
CP ALL PCL (Foreign)	4,341,600	7,457
Kasikornbank PCL	1,213,237	6,501
PTT PCL (Foreign)	539,900	6,197
Siam Cement PCL (Foreign)	428,613	6,161
* Siam Commercial Bank PCL (Local)	1,384,903	5,942
PTT Exploration & Production PCL (Foreign)	2,038,978	5,677
* CP ALL PCL (Local)	3,236,813	5,560
^ Airports of Thailand PCL (Foreign)	455,300	5,362
* Minor International PCL	5,107,287	5,044
Siam Commercial Bank PCL	1,119,900	4,805
* Bangkok Dusit Medical Services PCL	7,276,001	4,584
Siam Commercial Bank PCL (Foreign)	995,486	4,271
* Central Pattana PCL	2,545,494	4,086
Intouch Holdings NVDR	2,624,604	3,990
^ Bangkok Bank PCL (Foreign)	714,627	3,685
* Charoen Pokphand Foods PCL	4,287,178	3,471
* Krung Thai Bank PCL	6,261,087	3,380
Bangkok Dusit Medical Services PCL	5,338,100	3,363
* PTT Global Chemical PCL (Local)	1,645,115	3,166
* BTS Group Holdings PCL	11,195,617	2,656
* Banpu PCL (Local)	4,564,651	2,517
Thai Oil PCL (Foreign)	1,222,900	2,492
* Bumrungrad Hospital PCL	483,242	2,456
PTT Global Chemical PCL (Foreign)	1,264,212	2,433
* Indorama Ventures PCL	2,206,883	2,194
* Home Product Center PCL	7,756,889	2,191
* Bangkok Expressway & Metro PCL	10,912,227	2,189

*	Airports of Thailand PCL	171,199	2,016
	TMB Bank PCL	29,787,600	1,980
	Thai Union Frozen Products PCL (Foreign)	2,856,344	1,687
	Central Pattana PCL (Foreign)	1,022,200	1,641
^	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,577
*	True Corp. PCL	8,399,933	1,563
*	OBI Pharma Inc.	168,000	1,556
	Krung Thai Bank PCL (Foreign)	2,872,525	1,551
*	Electricity Generating PCL	266,109	1,525
*	Ratchaburi Electricity Generating Holding PCL (Local)	887,345	1,286
^	Berli Jucker PCL	887,580	1,260
*	IRPC PCL	8,358,728	1,235
	Land & Houses PCL	4,273,400	1,178
^	True Corp. PCL	6,267,753	1,166
*	Land & Houses PCL	4,145,156	1,142
	Glow Energy PCL (Foreign)	465,500	1,031
	Bangkok Life Assurance PCL	724,802	1,004
*	Delta Electronics Thailand PCL	411,110	1,001
	IRPC PCL (Foreign)	5,950,900	879
^	Delta Electronics Thailand PCL	339,900	827
*	Berli Jucker PCL	555,035	789
	Banpu PCL	1,371,478	756
	Electricity Generating PCL (Foreign)	130,500	748
^	Total Access Communication PCL (Foreign)	587,700	655
*	Thai Union Group PCL	1,009,005	596
*	BEC World PCL	1,075,810	541
*	Thai Oil PCL	250,683	511
*	Thai Airways International PCL	822,422	502
*	Glow Energy PCL	209,364	464
	Siam City Cement PCL (Foreign)	57,200	457
*,^	Thai Airways International PCL (Foreign)	676,002	413
^	Total Access Communication PCL	334,400	373
*	Siam City Cement PCL (Local)	39,768	317
	BEC World PCL (Foreign)	573,400	288
*	Total Access Communication PCL (Local)	251,623	281
^	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	272
*	Intouch Holdings PCL	168,757	256
*	Advanced Info Service PCL (Local)	50,214	227
*	PTT Exploration and Production PCL (Local)	53,522	149
^	Land & Houses PCL (Foreign)	478,520	133
^	Minor International PCL (Foreign)	99,236	98
			193,460
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	3,182,554	7,030
	Akbank TAS	3,082,811	6,872
	BIM Birlesik Magazalar AS	324,979	4,639
	Tupras Turkiye Petrol Rafinerileri AS	176,602	3,839
	KOC Holding AS	932,153	3,755
*	Turkcell Iletisim Hizmetleri AS	1,144,178	3,441
	Haci Omer Sabanci Holding AS (Bearer)	1,156,044	3,061
	Turkiye Is Bankasi	1,929,071	3,049
	Eregli Demir ve Celik Fabrikalari TAS	1,907,591	2,940
	Turkiye Halk Bankasi AS	932,845	2,780
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,912,151	2,372
	Turkiye Vakiflar Bankasi TAO	1,465,354	1,910
	Anadolu Efes Biracilik Ve Malt Sanayii AS	296,623	1,665
	Arcelik AS	242,077	1,468

* Turk Hava Yollari AO	853,976	1,254
Tofas Turk Otomobil Fabrikasi AS	179,896	1,242
* Yapi ve Kredi Bankasi AS	1,170,371	1,189
Enka Insaat ve Sanayi AS	765,175	1,165
Turk Telekomunikasyon AS	768,694	1,148
Coca-Cola Icecek AS	104,378	1,070
Ulker Biskuvi Sanayi AS	212,235	1,024
Ford Otomotiv Sanayi AS	101,954	944
Turkiye Sise ve Cam Fabrikalari AS	854,837	916
Petkim Petrokimya Holding AS	809,077	903
TAV Havalimanlari Holding AS	201,666	830
Aselsan Elektronik Sanayi Ve Ticaret AS	215,247	779
Turkiye Sinai Kalkinma Bankasi AS	1,273,740	486
Turk Traktor ve Ziraat Makineleri AS	19,938	415
* Koza Altin Isletmeleri AS	68,260	321
Aygaz AS	87,721	297
Yazicilar Holding AS Class A	55,686	219
* Migros Ticaret AS	43,882	215
Akcansa Cimento AS	48,972	184
		63,422
United Arab Emirates (0.2%)
Emirates Telecommunications Group Co. PJSC	2,538,887	12,377
Emaar Properties PJSC	5,164,803	10,437
First Gulf Bank PJSC	1,644,894	5,793
Abu Dhabi Commercial Bank PJSC	2,675,658	5,221
DP World Ltd.	240,821	4,551
Aldar Properties PJSC	4,553,456	3,171
Dubai Islamic Bank PJSC	1,779,605	2,882
Emaar Malls PJSC	3,084,792	2,123
Union National Bank PJSC	1,593,631	1,910
DAMAC Properties Dubai Co. PJSC	2,455,749	1,804
* DXB Entertainments PJSC	4,485,212	1,463
Dubai Investments PJSC	2,043,699	1,373
Air Arabia PJSC	3,270,191	1,229
* Arabtec Holding PJSC	3,289,875	1,209
Dubai Financial Market PJSC	2,296,512	806
Al Waha Capital PJSC	1,220,264	761
* Dana Gas PJSC	4,699,878	692
* Union Properties PJSC	1,419,520	421
* Deyaar Development PJSC	2,069,349	352
		58,575
United Kingdom (13.0%)
HSBC Holdings plc	29,195,116	249,062
Royal Dutch Shell plc Class A	6,362,342	172,558
British American Tobacco plc	2,713,883	167,523
BP plc	27,780,995	165,924
Royal Dutch Shell plc Class B	5,453,162	154,022
GlaxoSmithKline plc	7,078,313	136,789
Diageo plc	3,666,971	101,861
AstraZeneca plc	1,837,055	97,491
Vodafone Group plc	38,677,564	94,742
Reckitt Benckiser Group plc	915,485	78,554
Rio Tinto plc	1,760,418	77,992
Lloyds Banking Group plc	93,189,652	76,435
Prudential plc	3,754,331	72,754
Unilever plc	1,756,300	71,141

* Glencore plc	16,974,927	70,305
Barclays plc	24,635,275	68,371
Imperial Brands plc	1,400,749	64,894
National Grid plc	5,492,821	64,339
BHP Billiton plc	3,075,037	56,082
Shire plc	904,193	50,342
BT Group plc	12,166,943	46,660
WPP plc	1,859,464	43,277
Compass Group plc	2,398,982	42,695
* Standard Chartered plc	3,910,827	38,296
CRH plc (London Shares)	1,063,966	37,131
Aviva plc	5,886,395	35,441
BAE Systems plc	4,602,037	33,801
* Anglo American plc	1,903,534	32,814
* Tesco plc	11,837,229	29,079
RELX NV	1,592,116	28,579
SSE plc	1,477,257	27,770
Experian plc	1,395,077	26,942
Legal & General Group plc	8,635,974	25,612
Shire plc ADR	135,590	22,753
Wolseley plc	366,179	22,678
Centrica plc	7,897,381	22,358
Rolls-Royce Holdings plc	2,406,125	20,266
Smith & Nephew plc	1,302,206	19,481
Sky plc	1,525,441	19,273
Old Mutual plc	7,094,928	18,631
London Stock Exchange Group plc	458,496	18,356
Associated British Foods plc	507,442	15,292
Ashtead Group plc	732,087	14,843
Land Securities Group plc	1,140,061	14,288
Carnival plc	265,019	14,178
ITV plc	5,439,416	13,958
Kingfisher plc	3,273,301	13,888
InterContinental Hotels Group plc	287,256	13,339
Burberry Group plc	644,930	13,337
* Royal Bank of Scotland Group plc	4,749,575	13,306
Whitbread plc	265,213	13,129
Bunzl plc	489,765	12,910
Standard Life plc	2,884,851	12,604
Paddy Power Betfair plc	119,219	12,544
3i Group plc	1,398,602	12,355
Sage Group plc	1,561,622	12,078
Mondi plc	533,482	11,791
Johnson Matthey plc	281,653	11,553
Randgold Resources Ltd.	135,074	11,498
United Utilities Group plc	988,647	11,449
British Land Co. plc	1,481,144	10,887
Persimmon plc	446,336	10,871
Smiths Group plc	570,114	10,806
GKN plc	2,490,161	10,797
RSA Insurance Group plc	1,478,479	10,705
DCC plc	128,211	10,342
St. James's Place plc	756,133	10,229
Intertek Group plc	235,063	10,062
Taylor Wimpey plc	4,761,864	10,053
Marks & Spencer Group plc	2,349,536	9,959
Next plc	206,225	9,950

Informa plc	1,199,660	9,862
Severn Trent plc	341,239	9,781
International Consolidated Airlines Group SA (London Shares)	1,568,558	9,443
Wm Morrison Supermarkets plc	3,156,695	9,411
Pearson plc	1,193,573	9,305
Smurfit Kappa Group plc	344,845	9,039
Direct Line Insurance Group plc	2,004,947	8,982
Barratt Developments plc	1,470,011	8,865
2 Worldpay Group plc	2,438,631	8,798
Micro Focus International plc	324,103	8,767
Croda International plc	189,046	7,983
Weir Group plc	314,946	7,978
Hammerson plc	1,152,266	7,942
J Sainsbury plc	2,423,056	7,884
DS Smith plc	1,375,298	7,688
Rentokil Initial plc	2,639,998	7,607
Provident Financial plc	216,066	7,440
G4S plc	2,267,433	7,305
2 Auto Trader Group plc	1,403,241	7,087
Segro plc	1,199,615	6,968
Royal Mail plc	1,321,021	6,860
Rightmove plc	131,228	6,652
Travis Perkins plc	362,431	6,647
TUI AG	452,114	6,626
Berkeley Group Holdings plc	187,479	6,622
Admiral Group plc	291,817	6,538
Investec plc	917,393	6,509
Coca-Cola HBC AG	284,637	6,506
Halma plc	545,601	6,357
Booker Group plc	2,429,373	6,238
2 Merlin Entertainments plc	1,030,406	6,195
Hargreaves Lansdown plc	358,047	6,117
Schroders plc	164,304	6,094
Capita plc	961,890	6,069
Pennon Group plc	600,829	6,007
Meggitt plc	1,131,498	5,967
IMI plc	401,577	5,909
Dixons Carphone plc	1,455,192	5,805
John Wood Group plc	539,740	5,710
Tate & Lyle plc	674,586	5,702
Inchcape plc	629,905	5,701
Mediclinic International plc	568,258	5,622
Bellway plc	178,125	5,583
* Just Eat plc	805,498	5,486
Antofagasta plc	515,592	5,448
Inmarsat plc	657,366	5,037
CRH plc (Dublin Shares)	142,753	4,951
Aberdeen Asset Management plc	1,440,782	4,768
Hikma Pharmaceuticals plc	201,064	4,631
Intu Properties plc	1,344,632	4,586
Derwent London plc	146,381	4,554
Polymetal International plc	391,388	4,552
Fresnillo plc	246,041	4,516
Petrofac Ltd.	380,909	4,411
* CYBG plc	1,291,448	4,400
Aggreko plc	346,085	4,398
Cobham plc	2,509,355	4,294

	Henderson Group plc			1,525,647	4,211
	Howden Joinery Group plc			881,157	4,198
	William Hill plc			1,274,627	4,158
	Babcock International Group plc			361,284	4,069
	easyJet plc			317,120	3,802
	Capital & Counties Properties plc			1,084,900	3,722
	Daily Mail & General Trust plc			389,972	3,406
*	NEX Group plc			448,561	3,242
	Ashmore Group plc			565,628	2,213
^	TalkTalk Telecom Group plc			735,915	1,451
*,^	Sports Direct International plc			363,811	1,306
					3,478,056
Total Common Stocks (Cost $25,731,205)					26,701,588
		Coupon
Temporary Cash Investments (1.2%)1
Money Market Fund (1.1%)
5,6	Vanguard Market Liquidity Fund	0.856%		3,004,045	300,434

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	Federal Home Loan Bank Discount Notes	0.481%	2/17/17	3,000	2,999
	United States Treasury Bill	0.406%–0.478%	2/9/17	3,800	3,800
8	United States Treasury Bill	0.505%	2/16/17	400	400
9	United States Treasury Bill	0.557%–0.601%	4/27/17	3,400	3,396
8	United States Treasury Bill	0.566%	5/4/17	4,300	4,294
8,9	United States Treasury Bill	0.587%–0.591%	5/18/17	5,000	4,993
8	United States Treasury Bill	0.618%	5/25/17	6,000	5,990
					25,872
Total Temporary Cash Investments (Cost $326,285)					326,306
Total Investments (100.9%) (Cost $26,057,490)					27,027,894
Other Assets and Liabilities-Net (-0.9%)6					(237,606)
Net Assets (100%)					26,790,288

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $282,438,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $161,202,000, representing 0.6% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $300,891,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $3,268,000 have been segregated as collateral for open forward currency contracts.
9 Securities with a value of $4,472,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	2,159,387	336,052	—
Common Stocks—Other	435,468	23,769,185	1,496
Temporary Cash Investments	300,434	25,872	—
Futures Contracts—Assets[1]	18	—	—
Futures Contracts—Liabilities[1]	(541)	—	—
Forward Currency Contracts—Assets	—	2,247	—

Forward Currency Contracts—Liabilities	—	(5,779)	—
Total	2,894,766	24,127,577	1,496

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2017	811	28,345	(792)
Topix Index	March 2017	144	19,405	(176)
FTSE 100 Index	March 2017	149	13,207	(98)
S&P ASX 200 Index	March 2017	65	6,853	(102)
E-mini S&P 500 Index	March 2017	(45)	(5,118)	1
				1,169

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	3/22/17	EUR	79,478	USD	84,901	1,087
Goldman Sachs International	3/22/17	EUR	60,529	USD	65,242	245
BNP Paribas	3/14/17	JPY	4,707,615	USD	41,620	133
Bank of America, N.A.	3/14/17	JPY	4,403,311	USD	38,822	231
Barclays Bank plc	3/22/17	GBP	29,003	USD	36,871	(343)
JPMorgan Chase Bank, N.A.	3/22/17	GBP	22,685	USD	28,758	(188)
Credit Suisse International	3/21/17	AUD	25,491	USD	19,096	214
Citibank, N.A.	3/21/17	AUD	19,199	USD	14,498	45
Barclays Bank plc	3/14/17	JPY	842,175	USD	7,420	50
The Toronto-Dominion Bank	3/14/17	JPY	735,835	USD	6,490	36
JPMorgan Chase Bank, N.A.	3/22/17	EUR	6,051	USD	6,471	75
Citibank, N.A.	3/14/17	JPY	588,705	USD	5,177	44
Goldman Sachs International	3/14/17	JPY	485,280	USD	4,238	66
Goldman Sachs International	3/22/17	GBP	2,834	USD	3,569	1
Bank of America, N.A.	3/22/17	GBP	1,852	USD	2,354	(22)
BNP Paribas	3/21/17	AUD	2,377	USD	1,801	—
Bank of America, N.A.	3/21/17	AUD	2,171	USD	1,625	20
Goldman Sachs International	3/22/17	USD	81,980	EUR	76,382	(659)

Citibank, N.A.	3/14/17	USD	55,993	JPY	6,425,280	(994)
The Toronto-Dominion Bank	3/22/17	USD	47,313	EUR	45,119	(1,502)
Goldman Sachs International	3/14/17	USD	30,103	JPY	3,513,960	(1,063)
BNP Paribas	3/21/17	USD	19,980	AUD	26,465	(68)
BNP Paribas	3/22/17	USD	19,871	GBP	16,004	(284)
JPMorgan Chase Bank, N.A.	3/22/17	USD	19,069	GBP	15,208	(84)
Morgan Stanley Capital
Services LLC	3/22/17	USD	19,067	GBP	15,208	(87)
JPMorgan Chase Bank, N.A.	3/21/17	USD	10,193	AUD	14,096	(485)
						(3,532)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2017, the cost of investment securities for tax purposes was $26,121,222,000. Net unrealized appreciation of investment securities for tax purposes was $906,672,000, consisting of unrealized gains of $4,058,471,000 on securities that had risen in value since their purchase and $3,151,799,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total World Stock Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Argentina (0.0%)
* First Data Corp. Class A	80,000	1,227

Australia (2.4%)
Commonwealth Bank of Australia	374,313	23,193
Westpac Banking Corp.	715,833	17,233
BHP Billiton Ltd.	696,135	14,123
Australia & New Zealand Banking Group Ltd.	626,715	13,925
National Australia Bank Ltd.	570,341	13,116
CSL Ltd.	98,566	8,403
Wesfarmers Ltd.	243,282	7,432
Woolworths Ltd.	278,426	5,196
Rio Tinto Ltd.	93,355	4,736
Macquarie Group Ltd.	67,230	4,317
Woodside Petroleum Ltd.	161,182	3,865
Scentre Group	1,125,849	3,757
Telstra Corp. Ltd.	908,743	3,448
Transurban Group	442,982	3,428
QBE Insurance Group Ltd.	302,142	2,866
Suncorp Group Ltd.	289,789	2,865
Westfield Corp.	420,498	2,803
Amcor Ltd.	251,316	2,728
Newcrest Mining Ltd.	165,448	2,713
Brambles Ltd.	340,942	2,694
AGL Energy Ltd.	145,880	2,501
AMP Ltd.	638,711	2,424
South32 Ltd.	1,138,610	2,383
Insurance Australia Group Ltd.	523,610	2,291
Origin Energy Ltd.	381,083	2,043
Goodman Group	384,530	2,019
Fortescue Metals Group Ltd.	342,422	1,733
Stockland	503,157	1,660
Aurizon Holdings Ltd.	431,404	1,639
Aristocrat Leisure Ltd.	134,863	1,564
APA Group	240,272	1,535
ASX Ltd.	40,225	1,522
Vicinity Centres	695,482	1,509
James Hardie Industries plc	95,433	1,499
Dexus Property Group	204,778	1,395
GPT Group	392,290	1,393
Ramsay Health Care Ltd.	27,372	1,387
Treasury Wine Estates Ltd.	156,826	1,383
Santos Ltd.	454,579	1,383
Sonic Healthcare Ltd.	86,018	1,357
Oil Search Ltd.	248,801	1,299
LendLease Group	116,709	1,248
Mirvac Group	795,761	1,226
Medibank Pvt Ltd.	584,055	1,197
Caltex Australia Ltd.	54,559	1,184
Cochlear Ltd.	12,057	1,145

Orica Ltd.	80,321	1,143
DUET Group	525,079	1,116
Boral Ltd.	246,605	1,090
Sydney Airport	234,563	1,041
BlueScope Steel Ltd.	120,876	1,028
Incitec Pivot Ltd.	351,546	1,027
Tatts Group Ltd.	308,970	1,017
Computershare Ltd.	103,253	1,010
Challenger Ltd.	120,072	1,005
Bendigo & Adelaide Bank Ltd.	97,541	929
Coca-Cola Amatil Ltd.	112,914	835
SEEK Ltd.	71,429	783
Alumina Ltd.	515,102	759
Bank of Queensland Ltd.	79,978	727
Crown Resorts Ltd.	80,841	699
Domino's Pizza Enterprises Ltd.	15,321	691
Tabcorp Holdings Ltd.	187,869	675
CIMIC Group Ltd.	24,808	646
Star Entertainment Grp Ltd.	171,369	621
Healthscope Ltd.	364,183	605
Ansell Ltd.	31,028	559
Orora Ltd.	255,401	553
Qantas Airways Ltd.	212,957	550
ALS Ltd.	112,726	507
Iluka Resources Ltd.	86,756	498
JB Hi-Fi Ltd.	23,575	494
IOOF Holdings Ltd.	66,792	461
AusNet Services	365,960	439
OZ Minerals Ltd.	63,955	436
Downer EDI Ltd.	89,458	421
Harvey Norman Holdings Ltd.	109,850	417
Qube Holdings Ltd.	238,250	416
REA Group Ltd.	10,373	414
Link Administration Holdings Ltd.	70,893	413
Magellan Financial Group Ltd.	22,224	396
Investa Office Fund	113,061	386
Vocus Group Ltd.	125,166	384
Charter Hall Group	104,610	373
nib holdings Ltd.	105,782	370
DuluxGroup Ltd.	79,739	367
CSR Ltd.	109,660	367
Northern Star Resources Ltd.	123,946	361
GrainCorp Ltd. Class A	49,982	360
Evolution Mining Ltd.	217,708	354
Adelaide Brighton Ltd.	90,107	350
carsales.com Ltd.	43,429	344
Macquarie Atlas Roads Group	88,596	337
* WorleyParsons Ltd.	44,842	337
Perpetual Ltd.	9,284	330
Shopping Centres Australasia Property Group	199,952	329
* Metcash Ltd.	203,181	325
TPG Telecom Ltd.	65,706	323
* Whitehaven Coal Ltd.	145,351	314
Fairfax Media Ltd.	483,838	312
BT Investment Management Ltd.	43,352	308
Independence Group NL	106,625	306
Sims Metal Management Ltd.	36,004	306

Mineral Resources Ltd.	30,997	289
Bapcor Ltd.	69,451	289
Primary Health Care Ltd.	100,087	285
Flight Centre Travel Group Ltd.	12,231	278
* Mayne Pharma Group Ltd.	279,002	267
IRESS Ltd.	29,801	256
Nufarm Ltd.	36,677	250
InvoCare Ltd.	24,361	245
ARB Corp. Ltd.	19,394	239
Regis Resources Ltd.	98,394	238
Premier Investments Ltd.	23,993	235
^ Blackmores Ltd.	2,602	228
Charter Hall Retail REIT	70,558	226
Super Retail Group Ltd.	29,644	219
Cromwell Property Group	294,630	218
Cleanaway Waste Management Ltd.	251,594	218
G8 Education Ltd.	78,555	213
Navitas Ltd.	61,185	206
Pact Group Holdings Ltd.	40,730	202
Aveo Group	83,081	201
Costa Group Holdings Ltd.	80,223	200
BWP Trust	89,415	198
Sandfire Resources NL	38,621	193
Sigma Pharmaceuticals Ltd.	209,696	192
2 MYOB Group Ltd.	71,583	185
Spotless Group Holdings Ltd.	257,439	184
* St. Barbara Ltd.	101,121	179
Automotive Holdings Group Ltd.	60,314	179
Myer Holdings Ltd.	192,568	177
Platinum Asset Management Ltd.	46,689	177
Breville Group Ltd.	27,898	177
* Galaxy Resources Ltd.	369,407	171
* Reliance Worldwide Corp. Ltd.	77,686	171
Webjet Ltd.	19,104	164
Mantra Group Ltd.	79,163	163
Retail Food Group Ltd.	33,135	162
Growthpoint Properties Australia Ltd.	68,415	161
Southern Cross Media Group Ltd.	144,229	161
Ardent Leisure Group	97,717	156
Beach Energy Ltd.	265,042	151
Viva Energy REIT	87,648	149
Steadfast Group Ltd.	85,557	149
APN Outdoor Group Ltd.	34,532	148
Monadelphous Group Ltd.	18,471	146
GUD Holdings Ltd.	19,592	144
Tassal Group Ltd.	40,658	142
Abacus Property Group	62,402	133
* Orocobre Ltd.	41,367	133
GWA Group Ltd.	65,018	129
FlexiGroup Ltd.	73,158	127
^ Bega Cheese Ltd.	31,922	124
^ Estia Health Ltd.	60,540	123
McMillan Shakespeare Ltd.	15,440	123
* Syrah Resources Ltd.	51,297	120
Resolute Mining Ltd.	107,430	120
* Nanosonics Ltd.	54,585	119
* Australian Agricultural Co. Ltd.	106,617	119

	Seven West Media Ltd.	191,420	118
	Eclipx Group Ltd.	40,726	116
	Altium Ltd.	18,786	115
	Corporate Travel Management Ltd.	8,710	115
	Credit Corp. Group Ltd.	8,434	112
	Australian Pharmaceutical Industries Ltd.	78,311	112
*	Saracen Mineral Holdings Ltd.	138,314	112
*	Centuria Industrial REIT	59,309	112
	Cover-More Group Ltd.	76,291	111
	Brickworks Ltd.	11,518	111
	Genworth Mortgage Insurance Australia Ltd.	43,533	110
	Seven Group Holdings Ltd.	19,431	108
*	Bradken Ltd.	43,665	107
	Sirtex Medical Ltd.	9,804	107
	IDP Education Ltd.	34,158	106
*	Infigen Energy	134,985	102
	Collins Foods Ltd.	22,331	102
	Japara Healthcare Ltd.	64,092	102
*	Western Areas Ltd.	52,834	99
*	NEXTDC Ltd.	41,947	98
^	IPH Ltd.	26,274	98
	Arena REIT	68,505	97
	Village Roadshow Ltd.	30,616	92
	Regis Healthcare Ltd.	27,703	92
*	APN News & Media Ltd.	47,055	91
*	Pilbara Minerals Ltd.	220,998	90
	Nine Entertainment Co. Holdings Ltd.	118,560	90
	Technology One Ltd.	22,813	89
*	Highfield Resources Ltd.	94,587	88
	oOh!media Ltd.	25,588	87
*,^	Aconex Ltd.	36,255	83
	SmartGroup Corp. Ltd.	16,682	82
	iSentia Group Ltd.	40,814	81
	National Storage REIT	73,989	81
*,^	Mesoblast Ltd.	65,159	80
	Folkestone Education Trust	41,409	78
*	Gold Road Resources Ltd.	176,515	78
	Ingenia Communities Group	38,871	77
	RCG Corp. Ltd.	73,467	76
^	TFS Corp. Ltd.	62,856	75
	Asaleo Care Ltd.	64,802	74
*	Starpharma Holdings Ltd.	129,509	74
	SG Fleet Group Ltd.	27,592	72
^	BWX Ltd.	20,537	69
	Programmed Maintenance Services Ltd.	48,054	69
	Select Harvests Ltd.	16,297	69
	Gateway Lifestyle	44,687	69
*	Senex Energy Ltd.	319,614	67
	MACA Ltd.	54,308	65
	Hotel Property Investments	30,663	65
	Astro Japan Property Group	13,425	64
*	WiseTech Global Ltd.	15,960	58
	GDI Property Group	75,397	57
*	Karoon Gas Australia Ltd.	40,339	55
*,^	Blue Sky Alternative Investments Ltd.	10,502	55
	Greencross Ltd.	10,999	55
*,^	Perseus Mining Ltd.	207,674	53

*	Beadell Resources Ltd.	223,979	52
	CSG Ltd.	85,730	51
	OFX Group Ltd.	39,620	50
	WPP AUNZ Ltd.	58,559	47
*,^	Liquefied Natural Gas Ltd.	69,122	45
	Reject Shop Ltd.	6,933	45
	Bellamy's Australia Ltd.	12,983	42
*	AWE Ltd.	93,461	41
	Tox Free Solutions Ltd.	20,484	41
	RCR Tomlinson Ltd.	18,116	40
	Cabcharge Australia Ltd.	13,013	36
*	Mount Gibson Iron Ltd.	105,993	30
*	Cardno Ltd.	35,086	30
	Cedar Woods Properties Ltd.	7,313	30
*	Lynas Corp. Ltd.	437,604	28
	Virtus Health Ltd.	7,125	28
	NZME Ltd.	47,055	23
	Thorn Group Ltd.	17,486	23
	ERM Power Ltd.	23,151	21
	Ainsworth Game Technology Ltd.	14,747	20
*	Ten Network Holdings Ltd.	27,323	19
	SMS Management & Technology Ltd.	14,483	15
*	Billabong International Ltd.	14,358	15
*,^	Paladin Energy Ltd.	153,176	14
*,^	Slater & Gordon Ltd.	55,852	11
*	MMA Offshore Ltd.	40,368	9
	Cash Converters International Ltd.	29,337	8
*	Arrium Ltd.	450,831	7
*	Capitol Health Ltd.	76,464	7
*	Acrux Ltd.	27,063	6
	Decmil Group Ltd.	5,745	5
*	DSHE Holdings Ltd.	14,824	—
*	Jacana Minerals Ltd.	5,347	—
			233,084
Austria (0.1%)
	Erste Group Bank AG	64,416	1,963
	OMV AG	30,168	1,056
	voestalpine AG	24,646	1,045
	ANDRITZ AG	15,063	814
*	Raiffeisen Bank International AG	24,597	548
	Wienerberger AG	24,199	467
	BUWOG AG	18,778	448
	IMMOFINANZ AG	198,741	365
	CA Immobilien Anlagen AG	16,756	330
	Oesterreichische Post AG	7,276	263
	Lenzing AG	1,685	241
	Verbund AG	13,384	216
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,914	193
	Mayr Melnhof Karton AG	1,666	188
	Schoeller-Bleckmann Oilfield Equipment AG	2,289	173
	Telekom Austria AG Class A	27,541	170
	UNIQA Insurance Group AG	17,732	146
	RHI AG	5,314	131
	Zumtobel Group AG	6,626	111
^	Conwert Immobilien Invest SE	6,353	111
	Strabag SE	2,677	98
*	Flughafen Wien AG	3,428	97

	EVN AG	7,792	95
	S IMMO AG	7,798	91
	Kapsch TrafficCom AG	2,165	89
	DO & CO AG	1,150	72
	Semperit AG Holding	2,008	63
	Palfinger AG	1,090	37
			9,621
Belgium (0.4%)
	Anheuser-Busch InBev SA/NV	172,718	18,035
	KBC Group NV	59,858	3,888
	Ageas	43,581	1,866
	UCB SA	26,205	1,810
	Solvay SA Class A	14,968	1,755
	Groupe Bruxelles Lambert SA	16,135	1,375
	Umicore SA	20,179	1,130
	Proximus SADP	29,243	840
	Ackermans & van Haaren NV	5,274	719
*	Telenet Group Holding NV	12,839	689
	Colruyt SA	13,994	685
	bpost SA	20,298	491
	Cofinimmo SA	4,202	472
	Ontex Group NV	15,357	465
	Sofina SA	3,211	436
*	KBC Ancora	7,611	335
	Melexis NV	4,369	328
	Warehouses De Pauw CVA	3,476	316
	Bekaert SA	6,885	299
	Elia System Operator SA/NV	5,524	276
	D'ieteren SA/NV	5,632	254
	Euronav NV	31,591	247
	Befimmo SA	4,397	241
	Gimv NV	3,672	205
	Aedifica SA	2,582	196
	Kinepolis Group NV	3,966	190
	Cie d'Entreprises CFE	1,711	189
*,^	Nyrstar (Voting Shares)	22,019	186
*	Tessenderlo Chemie NV (Voting Shares)	4,912	183
	Econocom Group SA/NV	10,761	163
	Ion Beam Applications	3,801	162
*	AGFA-Gevaert NV	35,336	139
	Barco NV	1,594	139
*	Orange Belgium SA	4,121	93
	EVS Broadcast Equipment SA	2,319	80
	Van de Velde NV	888	62
	Wereldhave Belgium NV	434	47
			38,986
Brazil (0.9%)
	Itau Unibanco Holding SA Preference Shares	522,018	6,168
	Banco Bradesco SA ADR	369,860	3,821
*	Petroleo Brasileiro SA Preference Shares	784,892	3,742
	Ambev SA ADR	540,348	2,912
	Banco Bradesco SA Preference Shares	275,324	2,857
	Ambev SA	483,737	2,641
*	Petroleo Brasileiro SA	498,946	2,564
	Itausa - Investimentos Itau SA Preference Shares	791,067	2,330
	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	368,450	2,162

BRF SA	152,624	2,154
Itau Unibanco Holding SA ADR	175,175	2,069
Vale SA-SP Class B ADR	202,464	2,061
* Petroleo Brasileiro SA ADR	200,078	2,053
Vale SA Preference Shares	208,166	2,020
Vale SA Class B Pfd. ADR	205,939	1,996
Cielo SA	223,874	1,881
Banco do Brasil SA	183,793	1,814
Ultrapar Participacoes SA	81,248	1,705
Kroton Educacional SA	338,136	1,450
Telefonica Brasil SA Preference Shares	82,664	1,224
Raia Drogasil SA	55,000	1,143
BB Seguridade Participacoes SA	123,939	1,097
Banco Bradesco SA	100,697	1,027
Lojas Renner SA	134,300	1,018
CCR SA	197,400	972
Banco Santander Brasil SA	95,900	953
Vale SA	83,100	849
Lojas Americanas SA Preference Shares	144,825	769
Equatorial Energia SA	40,500	747
Cia de Saneamento Basico do Estado de Sao Paulo	74,600	742
Hypermarcas SA	80,212	712
CETIP SA - Mercados Organizados	46,054	688
JBS SA	180,898	683
Embraer SA ADR	29,863	683
* BR Malls Participacoes SA	128,830	599
Klabin SA	116,000	598
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	31,421	578
WEG SA	109,022	550
CPFL Energia SA	66,429	534
Engie Brasil Energia SA	43,100	490
* Rumo Logistica Operadora Multimodal SA	204,283	487
Fibria Celulose SA	50,200	468
* Centrais Eletricas Brasileiras SA	64,400	426
Gerdau SA Preference Shares	107,200	415
TIM Participacoes SA	140,600	399
M Dias Branco SA	9,900	389
BTG Pactual Group	71,092	374
* Centrais Eletricas Brasileiras SA Preference Shares	46,500	365
Localiza Rent a Car SA	29,800	349
Qualicorp SA	52,300	342
Multiplan Empreendimentos Imobiliarios SA	16,500	327
Cia Energetica de Minas Gerais Preference Shares	111,500	323
* Cia Siderurgica Nacional SA	86,800	318
Braskem SA Preference Shares	30,780	318
Sul America SA	53,809	317
Bradespar SA Preference Shares	47,700	315
Gerdau SA ADR	82,126	315
Cosan SA Industria e Comercio	23,900	305
Natura Cosmeticos SA	36,800	295
EDP - Energias do Brasil SA	65,567	292
Estacio Participacoes SA	54,600	275
Transmissora Alianca de Energia Eletrica SA	39,227	267
Cia Energetica de Sao Paulo Preference Shares	46,585	257
Suzano Papel e Celulose SA Preference Shares Class A	58,834	250
TOTVS SA	28,800	238
Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	233

Sao Martinho SA	35,700	232
Cyrela Brazil Realty SA Empreendimentos e Participacoes	55,598	229
MRV Engenharia e Participacoes SA	52,900	214
AES Tiete Energia SA	46,361	214
Smiles SA	12,600	208
* Cia Siderurgica Nacional SA ADR	55,570	202
Iguatemi Empresa de Shopping Centers SA	21,200	201
Fleury SA	16,400	198
* Metalurgica Gerdau SA Preference Shares Class A	107,700	192
Porto Seguro SA	22,872	191
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	9,077	189
Cia Hering	38,400	189
* Petroleo Brasileiro SA ADR Type A	19,355	184
Odontoprev SA	51,300	182
Cia Paranaense de Energia Preference Shares	17,400	178
CVC Brasil Operadora e Agencia de Viagens SA	21,400	177
Embraer SA	30,300	173
Linx SA	29,400	168
Cia de Saneamento de Minas Gerais-COPASA	12,189	167
* Marfrig Global Foods SA	77,700	159
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	154
* Duratex SA	60,585	145
Even Construtora e Incorporadora SA	98,300	140
Arezzo Industria e Comercio SA	14,200	131
* Minerva SA	34,300	131
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	34,808	130
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	16,853	128
Ez Tec Empreendimentos e Participacoes SA	21,859	127
Light SA	18,373	115
* B2W Cia Digital	29,420	112
Lojas Americanas SA	26,564	111
Cia Energetica de Minas Gerais	35,922	111
Marcopolo SA Preference Shares	114,295	104
Multiplus SA	9,100	103
Alpargatas SA Preference Shares	28,989	96
Via Varejo SA	33,500	95
TIM Participacoes SA ADR	6,700	95
Grendene SA	15,600	92
Tupy SA	23,300	88
Aliansce Shopping Centers SA	18,369	87
* BR Properties SA	32,400	82
Mahle-Metal Leve SA	12,100	82
EcoRodovias Infraestrutura e Logistica SA	29,800	81
Alupar Investimento SA	13,346	78
GAEC Educacao SA	17,164	73
Cia Paranaense de Energia	10,000	72
SLC Agricola SA	13,300	69
Dimed SA Distribuidora da Medicamentos	300	62
Iochpe Maxion SA	14,900	61
FPC Par Corretora de Seguros SA	12,700	57
Cia Energetica de Minas Gerais ADR	19,000	54
2 Ser Educacional SA	8,400	47
Cia Energetica do Ceara Preference Shares	2,819	43
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	2,673	39
Gafisa SA	40,500	32
Sonae Sierra Brasil SA	5,200	30

* Magnesita Refratarios SA	3,660	28
* JSL SA	9,200	28
Guararapes Confeccoes SA	1,100	24
* Santos Brasil Participacoes SA	35,000	24
* Gol Linhas Aereas Inteligentes SA Preference Shares	11,700	23
* Randon Participacoes SA Preference Shares	17,664	22
QGEP Participacoes SA	11,900	21
Direcional Engenharia SA	9,000	17
* Marisa Lojas SA	4,950	10
* Eneva SA	2,300	9
* Multiplan Empreendimentos Imobiliarios Rights Exp. 02/13/2017	896	1
* Iochpe Maxion SA Rights Exp. 02/02/2017	4,947	1
Cia de Gas de Sao Paulo - COMGAS	1	—
		81,027
Canada (3.3%)
Royal Bank of Canada	319,769	22,991
Toronto-Dominion Bank	398,512	20,645
Bank of Nova Scotia	262,234	15,671
Suncor Energy Inc.	360,455	11,180
Canadian National Railway Co.	149,089	10,362
^ Bank of Montreal (Toronto Shares)	134,218	10,153
TransCanada Corp.	185,771	8,764
Enbridge Inc.	202,761	8,632
Manulife Financial Corp.	423,783	8,126
Canadian Imperial Bank of Commerce	85,542	7,284
Canadian Natural Resources Ltd.	236,720	7,157
Brookfield Asset Management Inc. Class A (Toronto Shares)	192,751	6,666
Sun Life Financial Inc.	132,144	5,216
Canadian Pacific Railway Ltd.	31,666	4,789
Barrick Gold Corp. (Toronto Shares)	244,257	4,501
Alimentation Couche-Tard Inc. Class B	86,854	3,979
Magna International Inc.	81,362	3,520
Rogers Communications Inc. Class B	79,662	3,456
Potash Corp. of Saskatchewan Inc.	182,985	3,404
Thomson Reuters Corp.	72,020	3,228
National Bank of Canada	74,125	3,200
Agrium Inc.	30,353	3,126
Goldcorp Inc.	186,424	3,014
BCE Inc.	62,216	2,805
* CGI Group Inc. Class A	56,774	2,730
Pembina Pipeline Corp.	87,193	2,705
Encana Corp.	210,199	2,683
Loblaw Cos. Ltd.	50,025	2,629
Franco-Nevada Corp.	38,902	2,530
Cenovus Energy Inc.	183,098	2,499
Teck Resources Ltd. Class B	101,395	2,485
Restaurant Brands International Inc.	49,061	2,407
Fairfax Financial Holdings Ltd.	4,984	2,329
Agnico Eagle Mines Ltd.	48,555	2,316
Silver Wheaton Corp.	96,115	2,125
Fortis Inc.	64,242	2,066
Intact Financial Corp.	27,800	2,030
Saputo Inc.	54,000	1,988
First Quantum Minerals Ltd.	154,023	1,942
Shaw Communications Inc. Class B	88,120	1,901
Imperial Oil Ltd.	55,390	1,821
Power Corp. of Canada	75,990	1,783

Open Text Corp.	51,400	1,759
Great-West Lifeco Inc.	63,500	1,740
Inter Pipeline Ltd.	78,300	1,698
Dollarama Inc.	21,700	1,643
^ Canadian Tire Corp. Ltd. Class A	14,642	1,557
Constellation Software Inc.	3,400	1,536
CCL Industries Inc. Class B	7,300	1,502
Metro Inc.	49,350	1,499
RioCan REIT	71,200	1,423
TELUS Corp.	42,100	1,405
SNC-Lavalin Group Inc.	31,900	1,375
Power Financial Corp.	51,160	1,329
Crescent Point Energy Corp.	113,800	1,327
Gildan Activewear Inc.	49,600	1,298
Onex Corp.	18,200	1,274
* Tourmaline Oil Corp.	54,282	1,269
* Seven Generations Energy Ltd. Class A	58,831	1,176
^ ARC Resources Ltd.	74,300	1,156
Canadian Utilities Ltd. Class A	40,376	1,149
Cameco Corp.	89,036	1,134
Keyera Corp.	38,596	1,133
H&R REIT	62,203	1,078
* Kinross Gold Corp.	270,849	1,055
^ PrairieSky Royalty Ltd.	43,382	1,017
Vermilion Energy Inc.	23,600	974
^ CI Financial Corp.	46,100	964
Methanex Corp.	18,900	945
* Valeant Pharmaceuticals International Inc.	66,955	924
Industrial Alliance Insurance & Financial Services Inc.	21,500	905
George Weston Ltd.	10,600	904
* Lundin Mining Corp.	147,384	902
Waste Connections Inc.	11,230	901
* Husky Energy Inc.	63,899	825
CAE Inc.	56,600	804
^ AltaGas Ltd.	33,773	803
WSP Global Inc.	22,603	795
Element Fleet Management Corp.	79,300	771
* BlackBerry Ltd.	107,772	760
Fortis Inc.	22,777	732
Finning International Inc.	35,200	713
^ Canadian Apartment Properties REIT	28,300	690
IGM Financial Inc.	22,100	679
Yamana Gold Inc.	203,140	671
* B2Gold Corp.	220,193	668
^ Veresen Inc.	65,577	667
2 Hydro One Ltd.	35,800	662
^ Peyto Exploration & Development Corp.	30,000	653
Quebecor Inc. Class B	20,800	626
^ Cineplex Inc.	15,500	624
Stantec Inc.	23,200	622
^ Canadian REIT	16,900	614
* Turquoise Hill Resources Ltd.	167,109	605
* Bombardier Inc. Class B	316,028	605
Atco Ltd.	17,100	602
Ritchie Bros Auctioneers Inc.	18,500	600
^ Whitecap Resources Inc.	74,459	593
Tahoe Resources Inc.	64,981	593

	Pan American Silver Corp.	29,624	577
	Smart REIT	23,100	568
*	Eldorado Gold Corp.	154,905	548
^	Enbridge Income Fund Holdings Inc.	20,600	541
	TFI International Inc.	19,330	523
	Allied Properties REIT	19,492	508
	Algonquin Power & Utilities Corp.	57,752	502
*	Detour Gold Corp.	36,900	501
	Gibson Energy Inc.	33,958	495
^	Canadian Western Bank	21,600	491
	Enerplus Corp.	54,870	489
	Chartwell Retirement Residences	41,600	486
	Toromont Industries Ltd.	14,600	473
*	IMAX Corp.	14,500	473
*	IAMGOLD Corp.	97,994	453
	Linamar Corp.	10,300	453
	OceanaGold Corp.	129,808	451
	Cominar REIT	38,640	433
^	Northland Power Inc.	23,152	426
	Parkland Fuel Corp.	20,240	422
	Alamos Gold Inc.	56,160	421
	West Fraser Timber Co. Ltd.	12,300	420
	TMX Group Ltd.	7,864	416
	MacDonald Dettwiler & Associates Ltd.	7,500	415
^	Emera Inc.	11,700	409
	Hudbay Minerals Inc.	51,265	401
^	DH Corp.	22,409	396
	Empire Co. Ltd.	30,500	381
*	Celestica Inc.	27,401	381
	FirstService Corp.	7,621	380
	TransAlta Corp.	63,460	376
	Capital Power Corp.	19,717	374
	Maple Leaf Foods Inc.	16,100	369
	ShawCor Ltd.	13,100	366
	Laurentian Bank of Canada	8,015	363
*	Precision Drilling Corp.	63,900	359
*	Parex Resources Inc.	30,643	357
*	Torex Gold Resources Inc.	16,258	345
^	Superior Plus Corp.	34,753	343
^	Home Capital Group Inc. Class B	15,000	343
^	Artis REIT	35,500	334
*	Pretium Resources Inc.	30,829	332
	Granite REIT	9,700	331
*	Raging River Exploration Inc.	45,300	329
*,^	Amaya Inc.	23,975	329
	New Flyer Industries Inc.	10,200	327
	Dream Office REIT	21,700	320
*	First Majestic Silver Corp.	32,500	311
*	Endeavour Mining Corp.	16,300	311
	First Capital Realty Inc.	19,500	310
	Cott Corp.	29,036	308
	Canadian Energy Services & Technology Corp.	50,700	300
	Colliers International Group Inc.	7,876	288
	Enercare Inc.	20,700	288
	Mullen Group Ltd.	19,931	287
^	Boardwalk REIT	7,900	287
*	New Gold Inc.	104,400	278

*	Birchcliff Energy Ltd.	45,120	278
	Stella-Jones Inc.	8,700	267
	Russel Metals Inc.	12,700	264
	Enerflex Ltd.	18,505	261
	Manitoba Telecom Services Inc.	9,000	260
*	Silver Standard Resources Inc.	24,294	257
	Osisko Gold Royalties Ltd.	23,247	255
*	NovaGold Resources Inc.	48,100	255
^	Secure Energy Services Inc.	30,536	253
	Transcontinental Inc. Class A	15,200	253
	Westshore Terminals Investment Corp.	12,900	253
	Bank of Montreal (New York Shares)	3,309	250
	Innergex Renewable Energy Inc.	22,500	238
^	Corus Entertainment Inc. Class B	23,929	238
*	Advantage Oil & Gas Ltd.	36,600	236
*	SEMAFO Inc.	63,200	236
	Centerra Gold Inc.	45,552	225
	Norbord Inc.	8,972	223
	North West Co. Inc.	9,700	218
	Pason Systems Inc.	14,800	217
*	Bombardier Inc. Class A	106,600	211
	Aimia Inc.	31,700	208
	Just Energy Group Inc.	34,800	207
	Jean Coutu Group PJC Inc. Class A	13,100	206
	Winpak Ltd.	5,700	205
^	Genworth MI Canada Inc.	7,900	198
	TransAlta Renewables Inc.	17,400	198
	Nevsun Resources Ltd.	60,900	192
^	Hudson's Bay Co.	24,400	188
*,^	ProMetic Life Sciences Inc.	114,000	186
	ECN Capital Corp.	79,300	185
	Dominion Diamond Corp.	18,500	185
*,^	Baytex Energy Corp.	46,309	185
^	TORC Oil & Gas Ltd.	32,814	183
	Barrick Gold Corp. (New York Shares)	9,826	181
*,^	Penn West Petroleum Ltd.	105,500	180
	Ensign Energy Services Inc.	26,400	180
*	Canfor Corp.	16,500	179
	Dorel Industries Inc. Class B	6,200	172
*,^	MEG Energy Corp.	32,000	166
*	Great Canadian Gaming Corp.	8,500	166
	Enghouse Systems Ltd.	4,200	164
*	Crew Energy Inc.	36,800	164
*,^	Pengrowth Energy Corp.	127,200	159
	Aecon Group Inc.	12,700	159
*	NuVista Energy Ltd.	31,673	158
*	Sierra Wireless Inc.	8,900	156
	Cogeco Communications Inc.	2,800	153
^	Extendicare Inc.	19,100	152
*	ATS Automation Tooling Systems Inc.	15,000	151
*	Kelt Exploration Ltd.	31,251	151
^	Northview Apartment REIT	9,263	148
*	Gran Tierra Energy Inc. (Toronto Shares)	54,634	140
	Cascades Inc.	13,600	124
*	Paramount Resources Ltd. Class A	9,000	116
*	Athabasca Oil Corp.	90,600	116
	Morguard REIT	9,540	110

	Bonterra Energy Corp.	5,400	104
*,^	Avigilon Corp.	9,400	104
^	First National Financial Corp.	4,600	102
^	AutoCanada Inc.	5,078	99
	Martinrea International Inc.	15,500	98
*	China Gold International Resources Corp. Ltd.	46,000	93
*	Alacer Gold Corp.	36,900	68
*	Gran Tierra Energy Inc. (American Shares)	22,700	59
*	Canaccord Genuity Group Inc.	13,000	44
*	DREAM Unlimited Corp. Class A	7,200	37
	Sprott Inc.	18,900	33
^	Concordia International Corp.	8,686	16
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	620	1
			314,541
Chile (0.1%)
	SACI Falabella	109,383	887
	Empresas COPEC SA	78,519	803
	Cencosud SA	246,307	716
	Banco de Chile	5,597,409	668
	Enel Americas SA	3,615,501	647
*	Latam Airlines Group SA (Santiago Shares)	69,108	635
	Banco de Credito e Inversiones	11,332	583
	Empresas CMPC SA	248,694	537
	Enel Americas SA ADR	52,773	476
	Sociedad Quimica y Minera de Chile SA ADR	14,291	462
	Banco Santander Chile ADR	18,759	405
	Aguas Andinas SA Class A	693,062	376
	Enel Generacion Chile SA ADR	19,169	371
	Cia Cervecerias Unidas SA	32,696	370
	Banco Santander Chile	5,672,801	307
	Parque Arauco SA	120,781	292
*	Itau CorpBanca	35,582,534	292
*	Empresa Nacional de Telecomunicaciones SA	26,758	290
	Colbun SA	1,345,610	260
	Enel Chile SA ADR	46,383	224
	Enel Chile SA	2,285,781	220
	Engie Energia Chile SA	127,686	212
	AES Gener SA	580,667	199
	SONDA SA	103,961	169
	Vina Concha y Toro SA	102,740	167
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	5,070	164
	Embotelladora Andina SA Preference Shares	40,520	146
	Ripley Corp. SA	238,372	143
	Inversiones Aguas Metropolitanas SA	94,249	137
	CAP SA	14,259	131
	Inversiones La Construccion SA	9,475	123
	Enel Generacion Chile SA	167,940	108
*	Cia Sud Americana de Vapores SA	3,186,583	95
	Forus SA	15,785	50
			11,665
China (2.1%)
	Tencent Holdings Ltd.	1,164,256	30,440
	China Construction Bank Corp.	19,761,206	14,651
	China Mobile Ltd.	1,155,861	13,006
	Industrial & Commercial Bank of China Ltd.	15,595,245	9,535
	Bank of China Ltd.	16,300,800	7,383

Ping An Insurance Group Co. of China Ltd.	1,085,343	5,568
China Life Insurance Co. Ltd. Class H	1,612,000	4,440
CNOOC Ltd.	3,520,828	4,397
China Petroleum & Chemical Corp.	5,541,172	4,377
PetroChina Co. Ltd.	4,608,000	3,661
China Overseas Land & Investment Ltd.	848,480	2,492
Agricultural Bank of China Ltd.	5,581,500	2,332
China Merchants Bank Co. Ltd.	805,772	2,018
China Pacific Insurance Group Co. Ltd.	543,200	1,929
China Telecom Corp. Ltd.	3,566,034	1,684
China Shenhua Energy Co. Ltd.	732,500	1,548
China Unicom Hong Kong Ltd.	1,305,574	1,541
CITIC Ltd.	1,031,000	1,528
China Minsheng Banking Corp. Ltd.	1,367,760	1,505
PICC Property & Casualty Co. Ltd.	978,887	1,480
China Resources Land Ltd.	571,909	1,415
Bank of Communications Co. Ltd.	1,786,058	1,314
Hengan International Group Co. Ltd.	156,730	1,283
Haitong Securities Co. Ltd.	709,939	1,274
Geely Automobile Holdings Ltd.	1,070,000	1,265
China CITIC Bank Corp. Ltd.	1,762,010	1,159
China Communications Construction Co. Ltd.	935,875	1,126
CSPC Pharmaceutical Group Ltd.	908,000	1,022
Sinopharm Group Co. Ltd.	221,200	1,011
CITIC Securities Co. Ltd.	473,500	964
Lenovo Group Ltd.	1,450,000	950
Anhui Conch Cement Co. Ltd.	295,000	949
Sunny Optical Technology Group Co. Ltd.	148,000	867
Country Garden Holdings Co. Ltd.	1,508,230	865
CRRC Corp. Ltd.	879,800	856
New China Life Insurance Co. Ltd.	172,001	830
Brilliance China Automotive Holdings Ltd.	584,000	823
^ BYD Co. Ltd.	144,460	799
Belle International Holdings Ltd.	1,286,000	784
ENN Energy Holdings Ltd.	157,518	777
* China Taiping Insurance Holdings Co. Ltd.	344,859	755
China Vanke Co. Ltd.	288,704	732
Shenzhou International Group Holdings Ltd.	117,991	728
China Railway Group Ltd.	829,000	726
Guangdong Investment Ltd.	576,000	715
China Resources Power Holdings Co. Ltd.	411,400	707
Fosun International Ltd.	464,464	705
GF Securities Co. Ltd.	327,400	700
2 People's Insurance Co. Group of China Ltd.	1,793,000	698
2 China Galaxy Securities Co. Ltd.	751,500	698
2 Huatai Securities Co. Ltd.	357,764	690
* China Resources Beer Holdings Co. Ltd.	338,681	688
China Merchants Port Holdings Co. Ltd.	256,000	684
Future Land Holdings Co. Ltd. Class A	365,318	683
Fullshare Holdings Ltd.	1,615,000	680
Sino Biopharmaceutical Ltd.	858,000	673
Great Wall Motor Co. Ltd.	671,058	672
China Cinda Asset Management Co. Ltd.	1,916,000	664
China Everbright International Ltd.	545,000	661
China Conch Venture Holdings Ltd.	338,498	650
ANTA Sports Products Ltd.	203,000	646
Dongfeng Motor Group Co. Ltd.	594,000	630

	Guangzhou Automobile Group Co. Ltd.	451,857	616
	China State Construction International Holdings Ltd.	372,000	604
	Beijing Enterprises Water Group Ltd.	868,000	602
	Zhuzhou CRRC Times Electric Co. Ltd.	104,709	597
	Beijing Enterprises Holdings Ltd.	118,000	588
	China Longyuan Power Group Corp. Ltd.	719,000	587
	Huaneng Power International Inc.	892,000	579
2	CGN Power Co. Ltd.	1,974,832	557
	China Railway Construction Corp. Ltd.	394,126	547
	China Resources Gas Group Ltd.	168,000	531
*,2	China Huarong Asset Management Co. Ltd.	1,349,000	511
*,^	China Evergrande Group	732,000	510
	TravelSky Technology Ltd.	225,000	505
	China Gas Holdings Ltd.	344,000	498
	Kingboard Chemical Holdings Ltd.	141,500	487
	China Medical System Holdings Ltd.	286,000	466
	Kunlun Energy Co. Ltd.	584,000	464
	Longfor Properties Co. Ltd.	320,000	461
	Sinopec Shanghai Petrochemical Co. Ltd.	740,000	458
	Haier Electronics Group Co. Ltd.	252,000	443
	China National Building Material Co. Ltd.	752,000	440
	China Oilfield Services Ltd.	406,000	433
*	Alibaba Pictures Group Ltd.	2,550,000	428
	Jiangxi Copper Co. Ltd.	247,000	427
	Zijin Mining Group Co. Ltd.	1,245,301	426
*,^	Aluminum Corp. of China Ltd.	817,331	422
	Far East Horizon Ltd.	452,000	412
	Nine Dragons Paper Holdings Ltd.	329,000	379
	COSCO SHIPPING Ports Ltd.	378,000	376
	AviChina Industry & Technology Co. Ltd.	508,000	373
	Zhejiang Expressway Co. Ltd.	370,000	372
	Shanghai Pharmaceuticals Holding Co. Ltd.	145,900	372
*	GCL-Poly Energy Holdings Ltd.	2,872,800	371
	Intime Retail Group Co. Ltd.	299,500	370
	China Communications Services Corp. Ltd.	534,000	363
	Weichai Power Co. Ltd.	199,200	353
	Tsingtao Brewery Co. Ltd.	88,322	353
	China Everbright Bank Co. Ltd.	729,000	351
	Yanzhou Coal Mining Co. Ltd.	446,000	349
	Kingsoft Corp. Ltd.	165,000	345
	Chongqing Rural Commercial Bank Co. Ltd.	566,000	345
	Shimao Property Holdings Ltd.	256,500	344
	Beijing Capital International Airport Co. Ltd.	354,000	342
	Sunac China Holdings Ltd.	385,000	342
	China Jinmao Holdings Group Ltd.	1,140,000	335
	China Everbright Ltd.	174,000	332
	GOME Electrical Appliances Holding Ltd.	2,652,720	330
	China Reinsurance Group Corp.	1,403,000	323
2	Sinopec Engineering Group Co. Ltd.	389,635	316
*	Shanghai Electric Group Co. Ltd.	690,000	314
	Jiangsu Expressway Co. Ltd.	250,000	313
^	China Huishan Dairy Holdings Co. Ltd.	822,401	307
2	BAIC Motor Corp. Ltd.	316,400	303
*	China Coal Energy Co. Ltd.	581,000	303
	Luye Pharma Group Ltd.	458,000	303
	Air China Ltd.	422,000	302
	Lee & Man Paper Manufacturing Ltd.	322,000	289

	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	200,586	289
*	Alibaba Health Information Technology Ltd.	622,000	288
	Metallurgical Corp. of China Ltd.	786,000	285
2	Fuyao Glass Industry Group Co. Ltd.	94,000	278
	China Power International Development Ltd.	761,000	274
^	Shanghai Fosun Pharmaceutical Group Co. Ltd.	81,500	270
	Sihuan Pharmaceutical Holdings Group Ltd.	910,000	268
	Huaneng Renewables Corp. Ltd.	858,000	266
	Chongqing Changan Automobile Co. Ltd. Class B	187,062	265
	Skyworth Digital Holdings Ltd.	402,000	265
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	262
	Guangzhou R&F Properties Co. Ltd.	201,400	258
*,2	China International Capital Corp. Ltd.	184,800	256
	Sino-Ocean Group Holding Ltd.	593,500	256
	Shenzhen Investment Ltd.	627,953	255
	Shenzhen International Holdings Ltd.	173,500	250
^	China Hongqiao Group Ltd.	242,500	249
	ZTE Corp.	159,614	248
	Haitian International Holdings Ltd.	120,000	244
	Tong Ren Tang Technologies Co. Ltd.	134,000	238
	SOHO China Ltd.	464,500	235
2	Dali Foods Group Co. Ltd.	425,000	234
	Kingboard Laminates Holdings Ltd.	213,000	234
	Shanghai Industrial Holdings Ltd.	82,000	221
	Inner Mongolia Yitai Coal Co. Ltd. Class B	217,804	219
2	Shengjing Bank Co. Ltd.	216,854	217
*,^	China Shanshui Cement Group Ltd.	267,000	216
2	Legend Holdings Corp.	95,000	215
2	China Railway Signal & Communication Corp. Ltd.	301,500	214
	Zhaojin Mining Industry Co. Ltd.	234,000	210
	China Traditional Chinese Medicine Holdings Co. Ltd.	444,000	209
*,^	COSCO SHIPPING Holdings Co. Ltd.	545,500	204
	China Water Affairs Group Ltd.	296,000	201
*	China Agri-Industries Holdings Ltd.	431,800	199
	China Molybdenum Co. Ltd.	681,000	198
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	196
^	China Zhongwang Holdings Ltd.	442,800	195
	China Resources Cement Holdings Ltd.	412,000	191
	China International Marine Containers Group Co. Ltd.	125,500	188
*,^	Biostime International Holdings Ltd.	55,000	188
	BBMG Corp.	471,000	181
*,^	CAR Inc.	183,117	176
*	Chinasoft International Ltd.	356,000	171
*	Li Ning Co. Ltd.	268,749	171
	China Southern Airlines Co. Ltd.	296,000	170
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	169
*	COSCO SHIPPING Development Co. Ltd.	793,000	168
	Zhongsheng Group Holdings Ltd.	134,000	167
	Shanghai Haixin Group Co. Class B	210,800	166
*	Angang Steel Co. Ltd.	216,000	165
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	165
*,^,2 Cogobuy Group		121,000	164
*	China Resources Phoenix Healthcare Holdings Co. Ltd.	120,090	162
	Sinotrans Ltd.	382,000	159
	Huishang Bank Corp. Ltd.	312,452	158
2	Red Star Macalline Group Corp. Ltd.	156,796	157
	Guangshen Railway Co. Ltd.	242,000	156

	Yuexiu Property Co. Ltd.	1,063,207	155
	CIFI Holdings Group Co. Ltd.	548,000	154
2	Fu Shou Yuan International Group Ltd.	272,000	153
*	Carnival Group International Holdings Ltd.	1,209,992	153
	Agile Group Holdings Ltd.	285,500	152
	Fufeng Group Ltd.	264,000	152
	Lao Feng Xiang Co. Ltd. Class B	41,600	146
	Shandong Chenming Paper Holdings Ltd.	127,500	146
^	Xinjiang Goldwind Science & Technology Co. Ltd.	85,000	142
	COSCO SHIPPING Energy Transportation Co. Ltd.	256,000	141
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	141
	Golden Eagle Retail Group Ltd.	97,000	141
	KWG Property Holding Ltd.	244,000	140
*	Poly Property Group Co. Ltd.	360,000	140
*	China Oil & Gas Group Ltd.	1,812,000	139
	Concord New Energy Group Ltd.	2,440,000	134
*	Maanshan Iron & Steel Co. Ltd.	366,000	134
^	China Eastern Airlines Corp. Ltd.	264,000	133
^	Digital China Holdings Ltd.	152,000	133
	Central China Securities Co. Ltd.	256,988	131
	China Dongxiang Group Co. Ltd.	701,000	131
	Xingda International Holdings Ltd.	269,000	130
*	Greentown China Holdings Ltd.	157,879	130
	Tibet Water Resources Ltd.	300,000	129
	China Machinery Engineering Corp.	200,000	129
*	Hi Sun Technology China Ltd.	792,000	129
	Hopson Development Holdings Ltd.	144,000	127
	NetDragon Websoft Holdings Ltd.	43,500	127
*	Kingdee International Software Group Co. Ltd.	332,000	126
	Huadian Fuxin Energy Corp. Ltd.	538,000	125
	Logan Property Holdings Co. Ltd.	306,000	124
	Datang International Power Generation Co. Ltd.	478,000	124
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	123
	Wuxi Little Swan Co. Ltd. Class B	40,175	122
	China Lesso Group Holdings Ltd.	175,000	119
	China National Accord Medicines Corp. Ltd. Class B	20,760	118
	China National Materials Co. Ltd.	446,000	116
*,^	Leyou Technologies Holdings Ltd.	560,000	116
*	North Mining Shares Co. Ltd.	5,110,000	114
	Jiangling Motors Corp. Ltd. Class B	48,400	114
	Huadian Power International Corp. Ltd.	266,000	113
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	113
*,2	Haichang Ocean Park Holdings Ltd.	484,000	111
	China BlueChemical Ltd.	318,000	110
	Guangdong Electric Power Development Co. Ltd. Class B	239,742	110
	Texhong Textile Group Ltd.	79,500	110
*,2	Orient Securities Co. Ltd.	115,200	110
	Shenzhen Expressway Co. Ltd.	118,000	108
	Shandong Airlines Co. Ltd. Class B	49,300	107
	Bank of Chongqing Co. Ltd.	122,000	105
	Powerlong Real Estate Holdings Ltd.	356,000	105
*	China Water Industry Group Ltd.	544,000	104
	BYD Electronic International Co. Ltd.	129,500	104
	Greatview Aseptic Packaging Co. Ltd.	219,000	103
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	103
	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	103
^	China South City Holdings Ltd.	480,000	103

	CSG Holding Co. Ltd. Class B	129,105	101
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	100
	Sinopec Kantons Holdings Ltd.	202,000	99
	Sinotruk Hong Kong Ltd.	130,500	98
	Dazhong Transportation Group Co. Ltd. Class B	137,250	98
*,2	Qingdao Port International Co. Ltd.	169,000	96
	Tianneng Power International Ltd.	106,000	93
	BOE Technology Group Co. Ltd. Class B	288,800	93
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	93
	CT Environmental Group Ltd.	424,000	92
	C C Land Holdings Ltd.	302,000	92
	China High Speed Transmission Equipment Group Co. Ltd.	73,000	91
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	88
	Anhui Gujing Distillery Co. Ltd. Class B	23,900	87
*,2	Ozner Water International Holding Ltd.	366,000	87
^	China Maple Leaf Educational Systems Ltd.	144,000	87
2	Hua Hong Semiconductor Ltd.	78,000	87
*	Lifetech Scientific Corp.	379,998	87
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	86
	Anhui Expressway Co. Ltd.	116,000	86
	Livzon Pharmaceutical Group Inc.	14,690	84
	PAX Global Technology Ltd.	118,000	82
	Yuzhou Properties Co. Ltd.	250,000	82
	Weifu High-Technology Group Co. Ltd. Class B	34,600	82
*	Launch Tech Co. Ltd.	73,500	79
	Sinosoft Technology Group Ltd.	252,000	78
	INESA Intelligent Tech Inc. Class B	103,700	78
	Vinda International Holdings Ltd.	38,599	77
*	China Modern Dairy Holdings Ltd.	310,000	76
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	52,600	75
	Lonking Holdings Ltd.	279,000	73
	Xtep International Holdings Ltd.	173,000	73
*	West China Cement Ltd.	530,000	73
	Yuexiu Transport Infrastructure Ltd.	114,000	72
	Shandong Chenming Paper Holdings Ltd. Class B	67,400	72
	China SCE Property Holdings Ltd.	222,000	71
	Chaowei Power Holdings Ltd.	86,000	71
	China Foods Ltd.	156,000	70
	Guorui Properties Ltd.	205,000	70
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	70
	Tianjin Port Development Holdings Ltd.	450,000	69
	Foshan Huaxin Packaging Co. Ltd. Class B	56,900	69
*	China Chengtong Development Group Ltd.	816,000	69
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	62,788	69
*	Capital Environment Holdings Ltd.	2,152,000	68
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	67,770	68
	Dah Chong Hong Holdings Ltd.	166,000	68
	China All Access Holdings Ltd.	220,000	68
*	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	66
*	Blue Sky Power Holdings Ltd.	872,000	66
*	Huadian Energy Co. Ltd. Class B	131,400	66
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	65
	Shanghai Industrial Urban Development Group Ltd.	246,000	64
	China Electronics Corp. Holdings Co. Ltd.	322,000	64
	Dongjiang Environmental Co. Ltd.	37,500	64
*,2	Tian Ge Interactive Holdings Ltd.	105,000	63
	Sichuan Expressway Co. Ltd.	166,000	63

*,^	Sinopec Oilfield Service Corp.	316,000	63
	361 Degrees International Ltd.	146,000	63
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	62
*,^	Chiho-Tiande Group Ltd.	92,000	62
*	Skyway Securities Group Ltd.	2,520,000	61
	Poly Culture Group Corp. Ltd.	27,200	61
	Shanghai Baosight Software Co. Ltd. Class B	40,000	61
*	Greenland Hong Kong Holdings Ltd.	275,000	61
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	61
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	61
	China ZhengTong Auto Services Holdings Ltd.	171,000	61
	Beijing Capital Land Ltd.	152,000	60
*	Enerchina Holdings Ltd.	1,503,000	59
	Wasion Group Holdings Ltd.	108,000	59
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	64,000	58
*,2	Tianhe Chemicals Group Ltd.	383,088	58
*	Coolpad Group Ltd.	547,400	58
*	Sinotrans Shipping Ltd.	278,000	57
	Bosideng International Holdings Ltd.	650,000	57
	Dalian Port PDA Co. Ltd.	326,600	57
*	Munsun Capital Group Ltd.	1,926,000	56
	Weiqiao Textile Co.	88,000	56
	Fiyta Holdings Ltd. Class B	57,840	55
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	55
*	O-Net Technologies Group Ltd.	104,000	55
2	Cosmo Lady China Holdings Co. Ltd.	179,998	55
*	China Overseas Grand Oceans Group Ltd.	165,000	55
	Zhonglu Co. Ltd. Class B	26,400	54
*	Hua Han Health Industry Holdings Ltd.	778,708	53
	SSY Group Ltd.	164,336	53
*	Xinjiang Xinxin Mining Industry Co. Ltd.	346,000	53
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	52
*	Kama Co. Ltd. Class B	46,500	52
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	50
	China Fangda Group Co. Ltd. Class B	49,800	49
	Tianjin Development Holdings Ltd.	90,000	49
*	National Agricultural Holdings Ltd.	246,000	49
	Harbin Electric Co. Ltd.	96,000	48
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	48
*	Shang Gong Group Co. Ltd. Class B	42,600	48
*	Hanergy Thin Film Power Group Ltd.	1,810,000	47
*	Loudong General Nice Resources China Holdings Ltd.	810,000	47
	Huangshan Tourism Development Co. Ltd. Class B	34,350	47
^	China Overseas Property Holdings Ltd.	267,493	47
*	Sinolink Worldwide Holdings Ltd.	386,000	47
	Qingling Motors Co. Ltd.	140,000	46
	Fantasia Holdings Group Co. Ltd.	375,000	46
	Dongfang Electric Corp. Ltd.	44,800	45
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	45
	China Lilang Ltd.	73,000	44
	Luthai Textile Co. Ltd. Class B	35,800	44
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	162,000	43
*	PW Medtech Group Ltd.	159,000	43
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	42
*	CITIC Resources Holdings Ltd.	278,000	41
	Xiamen International Port Co. Ltd.	204,000	40
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	39

CIMC Enric Holdings Ltd.	70,000	39
Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	39
* AVIC International Holding HK Ltd.	604,000	39
Shanghai Highly Group Co. Ltd. Class B	47,700	38
Shanghai Diesel Engine Co. Ltd. Class B	46,100	38
China Shineway Pharmaceutical Group Ltd.	33,000	38
* MIE Holdings Corp.	384,000	37
Beijing North Star Co. Ltd.	118,000	37
* Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	36
Colour Life Services Group Co. Ltd.	55,000	36
Comba Telecom Systems Holdings Ltd.	190,039	36
* Hengdeli Holdings Ltd.	284,000	35
Tiangong International Co. Ltd.	258,000	35
China Power New Energy Development Co. Ltd.	62,000	35
Phoenix Satellite Television Holdings Ltd.	200,000	35
* China Rare Earth Holdings Ltd.	421,113	35
* Glorious Property Holdings Ltd.	355,000	34
* Shougang Concord International Enterprises Co. Ltd.	994,000	34
* Lianhua Supermarket Holdings Co. Ltd.	94,000	34
* Shanghai Potevio Co. Ltd. Class B	25,700	32
China Suntien Green Energy Corp. Ltd.	209,000	32
Eastern Communications Co. Ltd. Class B	45,100	32
Welling Holding Ltd.	156,000	31
* China Fiber Optic Network System Group Ltd.	348,000	31
* China Yurun Food Group Ltd.	195,000	30
Jinzhou Port Co. Ltd. Class B	56,400	30
* China Datang Corp. Renewable Power Co. Ltd.	330,000	29
* Baoxin Auto Group Ltd.	86,143	29
Sinofert Holdings Ltd.	174,000	29
^ China Singyes Solar Technologies Holdings Ltd.	56,400	27
Foshan Electrical and Lighting Co. Ltd. Class B	33,900	27
* TCL Multimedia Technology Holdings Ltd.	58,000	27
CPMC Holdings Ltd.	55,000	27
* China Huiyuan Juice Group Ltd.	77,500	26
Huaxin Cement Co. Ltd. Class B	36,200	26
* China Soft Power Technology Holdings Ltd.	1,302,000	26
Ajisen China Holdings Ltd.	61,000	24
China Merchants Land Ltd.	168,000	24
* Chengde Nanjiang Co. Ltd. Class B	62,900	23
First Tractor Co. Ltd.	36,000	23
* Shanghai Bailian Group Co. Ltd. Class B	15,500	22
^ Hilong Holding Ltd.	87,000	22
Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	20
Yashili International Holdings Ltd.	94,000	20
^ Boer Power Holdings Ltd.	51,000	19
* EverChina International Holdings Co. Ltd.	475,000	19
* Wisdom Sports Group	64,000	19
* Tech Pro Technology Development Ltd.	833,600	18
* Sany Heavy Equipment International Holdings Co. Ltd.	95,000	17
* Universal Health International Group Holding Ltd.	383,000	16
* China Dynamics Holdings Ltd.	420,000	16
* Anxin-China Holdings Ltd.	312,000	15
Hydoo International Holding Ltd.	172,000	15
2 Kangda International Environmental Co. Ltd.	59,998	15
* V1 Group Ltd.	370,000	14
Shenguan Holdings Group Ltd.	176,000	13
NVC Lighting Holding Ltd.	104,000	13

*	Dongyue Group Ltd.	71,000	13
*	SRE Group Ltd.	490,000	12
	Real Nutriceutical Group Ltd.	143,000	11
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	11
*	Landing International Development Ltd.	1,115,000	9
*	China Public Procurement Ltd.	904,000	8
*	China Lumena New Materials Corp.	476,000	8
*	Mingfa Group International Co. Ltd.	30,971	8
*	Daphne International Holdings Ltd.	78,000	7
			203,361
Colombia (0.1%)
	Bancolombia SA ADR	21,330	807
	Grupo de Inversiones Suramericana SA	48,651	649
	Grupo Argos SA	68,114	451
	Grupo de Inversiones Suramericana SA Preference Shares	26,676	347
	Grupo Aval Acciones y Valores Preference Shares	792,630	324
	Cementos Argos SA	74,738	298
*	Ecopetrol SA ADR	31,110	292
	Interconexion Electrica SA ESP	73,305	265
	Banco Davivienda SA Preference Shares	23,252	250
	Almacenes Exito SA	44,355	237
*	Ecopetrol SA	423,943	199
	Cementos Argos SA Preference Shares	53,095	196
	Bancolombia SA Preference Shares	14,574	137
*	Cemex Latam Holdings SA	32,512	127
	Avianca Holdings SA Preference Shares	47,127	50
			4,629
Czech Republic (0.0%)
	Komercni banka as	16,469	582
	CEZ AS	32,776	561
*,2	Moneta Money Bank AS	101,169	335
	Philip Morris CR AS	205	108
	O2 Czech Republic AS	10,040	104
	Pegas Nonwovens SA	1,190	39
			1,729
Denmark (0.5%)
	Novo Nordisk A/S Class B	398,848	14,414
	Danske Bank A/S	159,918	5,334
	Vestas Wind Systems A/S	48,349	3,391
	Pandora A/S	23,744	3,112
*	Genmab A/S	12,071	2,338
	AP Moller - Maersk A/S Class A	1,415	2,265
	Carlsberg A/S Class B	23,506	2,126
	DSV A/S	40,682	1,978
	Novozymes A/S	47,968	1,870
	Coloplast A/S Class B	21,777	1,562
	AP Moller - Maersk A/S Class B	912	1,529
	ISS A/S	41,615	1,482
	Chr Hansen Holding A/S	18,574	1,134
*	TDC A/S	166,630	878
	Jyske Bank A/S	14,756	760
*,2	DONG Energy A/S	18,464	700
	GN Store Nord A/S	31,155	696
*	H Lundbeck A/S	12,426	534
	Sydbank A/S	14,431	478
	FLSmidth & Co. A/S	9,869	459

	NKT Holding A/S	5,887	455
*	William Demant Holding A/S	23,763	445
	Tryg A/S	23,074	441
	Dfds A/S	7,170	351
	SimCorp A/S	6,823	350
	Royal Unibrew A/S	8,803	334
*	Topdanmark A/S	10,755	283
*	Bavarian Nordic A/S	6,766	267
	Spar Nord Bank A/S	21,626	253
	Rockwool International A/S Class B	1,356	242
*,2	Scandinavian Tobacco Group A/S	12,879	221
	Ambu A/S Class B	4,929	211
	Schouw & Co. AB	2,252	170
	ALK-Abello A/S	1,004	148
	Matas A/S	7,874	115
	Alm Brand A/S	11,849	93
*	D/S Norden A/S	5,082	90
*	Bang & Olufsen A/S	6,033	88
	Solar A/S Class B	1,427	77
*	OW Bunker A/S	3,210	—
			51,674
Egypt (0.0%)
	Commercial International Bank Egypt SAE	217,787	877
*	Global Telecom Holding SAE GDR	125,930	229
*	Egyptian Financial Group-Hermes Holding Co.	113,387	147
	ElSewedy Electric Co.	29,618	131
	Talaat Moustafa Group	193,125	87
	Sidi Kerir Petrochemicals Co.	79,618	84
*	Medinet Nasr Housing	55,348	57
*	Orascom Construction Ltd.	10,791	56
*	Orascom Telecom Media And Technology Holding SAE GDR	126,005	40
*	Maridive & Oil Services SAE	165,936	40
	Telecom Egypt Co.	55,015	36
*	Pioneers Holding for Financial Investments SAE	51,300	28
*	Ezz Steel	24,554	24
	Oriental Weavers	24,535	22
*	Orascom Construction Ltd.	3,826	21
*	South Valley Cement	74,684	19
	Heliopolis Housing	12,300	19
*	Citadel Capital SAE	263,431	16
*	Six of October Development & Investment	24,349	16
	Palm Hills Developments SAE	71,385	11
			1,960
Finland (0.4%)
	Nokia Oyj	1,234,310	5,542
	Sampo Oyj Class A	100,800	4,668
	Kone Oyj Class B	81,432	3,682
	UPM-Kymmene Oyj	115,123	2,611
	Wartsila OYJ Abp	32,964	1,655
	Fortum Oyj	96,521	1,540
	Stora Enso Oyj	127,735	1,450
	Elisa Oyj	32,920	1,109
	Nokian Renkaat Oyj	28,778	1,080
	Orion Oyj Class B	22,125	1,030
	Neste Oyj	27,238	948
	Metso Oyj	29,380	903

Huhtamaki Oyj	21,732	798
Kesko Oyj Class B	14,093	713
Amer Sports Oyj	24,749	656
Konecranes Oyj	12,412	488
Valmet Oyj	28,128	445
Cargotec Oyj Class B	9,102	436
* Outokumpu Oyj	47,770	427
Tieto Oyj	15,241	422
Metsa Board Oyj	53,803	368
YIT Oyj	31,462	250
Uponor Oyj	11,586	209
Caverion Corp.	25,972	208
Sponda Oyj	44,471	202
Kemira Oyj	15,511	194
Citycon Oyj	77,979	194
Cramo Oyj	6,013	150
Sanoma Oyj	15,917	145
* Outotec Oyj	24,921	142
Oriola-KD Oyj	29,369	139
Raisio Oyj	30,159	113
Ramirent Oyj	11,293	84
* Finnair Oyj	12,392	54
F-Secure Oyj	12,677	44
* Stockmann OYJ Abp Class B	3,597	27
		33,126
France (2.9%)
TOTAL SA	468,913	23,725
Sanofi	242,192	19,467
BNP Paribas SA	210,709	13,479
LVMH Moet Hennessy Louis Vuitton SE	54,311	10,945
AXA SA	414,973	10,199
Schneider Electric SE	117,747	8,425
Airbus SE	118,302	8,019
Societe Generale SA	157,962	7,722
Danone SA	122,304	7,667
Air Liquide SA	69,362	7,489
L'Oreal SA	39,915	7,257
Vinci SA	101,079	7,085
Orange SA	411,968	6,396
Pernod Ricard SA	46,273	5,413
Essilor International SA	43,926	5,153
Cie de Saint-Gobain	103,533	5,087
Unibail-Rodamco SE	21,494	4,953
Safran SA	63,660	4,315
Vivendi SA	235,045	4,310
Cie Generale des Etablissements Michelin	39,091	4,200
Engie SA	339,215	4,061
Kering	16,128	3,839
Legrand SA	57,664	3,349
Renault SA	36,948	3,327
* Valeo SA	51,286	3,135
Publicis Groupe SA	44,368	3,048
Carrefour SA	123,442	3,020
Credit Agricole SA	217,001	2,880
Capgemini SA	34,534	2,812
Christian Dior SE	11,078	2,378
Hermes International	5,098	2,216

	L'Oreal SA Loyalty Line	12,108	2,201
	Atos SE	19,942	2,122
	Dassault Systemes SE	27,342	2,117
^	Sodexo SA	19,055	2,107
	Thales SA	22,090	2,072
	STMicroelectronics NV	137,978	1,821
	Veolia Environnement SA	104,502	1,780
*	TechnipFMC plc	50,111	1,685
*	Peugeot SA	88,864	1,654
	Klepierre	43,287	1,644
*	TechnipFMC plc	50,044	1,640
	Arkema SA	15,604	1,541
	Accor SA	37,404	1,516
	Air Liquide SA (Prime de fidelite)	13,881	1,499
	Bouygues SA	40,592	1,475
	SES SA Class A	75,704	1,472
^	Zodiac Aerospace	45,391	1,380
	Teleperformance	12,452	1,333
	Eiffage SA	16,980	1,221
	Natixis SA	198,177	1,174
	SCOR SE	34,558	1,170
	Rexel SA	63,700	1,111
	Gecina SA	8,588	1,107
	Edenred	50,012	1,090
	Suez	71,320	1,080
	Bureau Veritas SA	54,156	1,061
	Iliad SA	4,876	1,043
	Ingenico Group SA	12,345	1,041
*	Alstom SA	33,498	950
	Groupe Eurotunnel SE	99,415	925
	Eurofins Scientific SE	1,996	896
	Bollore SA	206,723	827
	Wendel SA	6,723	796
	Societe BIC SA	5,859	766
	Orpea	9,148	745
	Aeroports de Paris	6,518	723
	Fonciere Des Regions	8,483	707
	Casino Guichard Perrachon SA	12,220	659
	Rubis SCA	7,784	655
2	Euronext NV	14,797	655
	Faurecia	15,011	652
	CNP Assurances	34,175	642
	SEB SA	5,063	637
	Imerys SA	7,698	618
	Eutelsat Communications SA	36,234	618
2	Elior Group	26,989	604
	Ipsen SA	7,642	592
	Eurazeo SA	9,561	589
	Lagardere SCA	23,330	585
*	SFR Group SA	19,900	578
^	Electricite de France SA	58,636	578
*,2	Amundi SA	9,457	519
	ICADE	7,250	514
*	Ubisoft Entertainment SA	15,177	499
	JCDecaux SA	15,073	482
	Remy Cointreau SA	5,230	475
*	Nexans SA	7,979	463

	BioMerieux	2,904	459
*	Vallourec SA	60,028	427
	Nexity SA	8,554	420
	Altran Technologies SA	26,760	396
	Cie Plastic Omnium SA	11,348	385
	Alten SA	4,726	352
	Credit Agricole SA Loyalty Line	25,664	341
	Technicolor SA	78,508	337
*	Sartorius Stedim Biotech	5,406	327
	Sopra Steria Group	2,748	319
	Havas SA	33,362	300
^	Neopost SA	8,928	295
	Elis SA	16,345	293
	SPIE SA	12,811	291
*	DBV Technologies SA	4,224	289
	Euler Hermes Group	3,160	285
	IPSOS	7,959	264
	Television Francaise 1	23,400	258
	Korian SA	8,909	255
	Metropole Television SA	12,110	238
*,2	Worldline SA	8,201	221
	Mercialys SA	11,167	219
	Gaztransport Et Technigaz SA	4,719	195
	Tarkett SA	5,002	194
*	Virbac SA	1,008	186
	Vicat SA	3,033	184
	Trigano SA	1,902	171
*	Groupe Fnac SA	2,622	170
*,^	Air France-KLM	30,729	162
*,2	Europcar Groupe SA	13,941	148
*	Etablissements Maurel et Prom	31,465	144
	Mersen SA	5,616	138
*	Genfit	4,974	110
	Coface SA	16,874	109
*	Eramet	1,885	108
	Bonduelle SCA	3,988	103
	Guerbet	1,179	102
	Albioma SA	5,973	102
	Boiron SA	1,048	97
	FFP	992	86
	Manitou BF SA	3,706	85
	Derichebourg SA	18,005	83
	Beneteau SA	6,653	82
	SEB SA Loyalty Line	643	81
	Electricite de France SA Loyalty Line	6,661	66
	Direct Energie	1,645	59
	Interparfums SA	1,920	58
	Vilmorin & Cie SA	815	55
*,^	CGG SA	5,291	53
	Rallye SA	2,306	51
	Assystem	1,557	49
	Haulotte Group SA	2,872	47
	GL Events	1,837	36
^	Bourbon Corp.	2,900	35
	Jacquet Metal Service	1,267	29
*,^	Parrot SA	2,373	22
*	Elis SA Rights Exp. 02/03/2017	16,345	17

*	Euro Disney SCA	7,790	10
			276,875
Germany (2.9%)
*	Siemens AG	164,120	21,230
	Bayer AG	178,327	19,808
	BASF SE	199,335	19,243
	SAP SE	192,142	17,571
	Allianz SE	98,351	16,716
	Daimler AG	221,285	16,642
	Deutsche Telekom AG	695,138	12,170
	Deutsche Post AG	204,767	6,873
	Fresenius SE & Co. KGaA	86,085	6,813
	adidas AG	43,171	6,813
	Linde AG	39,987	6,503
	Volkswagen AG Preference Shares	41,247	6,441
	Bayerische Motoren Werke AG	68,407	6,246
*	Deutsche Bank AG	298,468	5,961
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	30,740	5,789
	Continental AG	23,266	4,555
	Infineon Technologies AG	242,620	4,465
	Henkel AG & Co. KGaA Preference Shares	35,145	4,290
	Fresenius Medical Care AG & Co. KGaA	46,437	3,790
*	Deutsche Boerse AG	40,436	3,731
	Vonovia SE	100,584	3,295
	Merck KGaA	28,301	3,122
	HeidelbergCement AG	32,218	3,112
	E.ON SE	403,237	3,106
	Henkel AG & Co. KGaA	28,013	2,956
	Deutsche Wohnen AG	73,452	2,396
	thyssenkrupp AG	93,880	2,378
	ProSiebenSat.1 Media SE	50,916	2,166
	Commerzbank AG	233,096	2,027
	Porsche Automobil Holding SE Preference Shares	32,416	1,950
	Brenntag AG	33,242	1,934
	Beiersdorf AG	21,099	1,872
	GEA Group AG	39,137	1,622
	Symrise AG	25,761	1,551
	LANXESS AG	19,312	1,405
	Hannover Rueck SE	12,666	1,395
*	QIAGEN NV	47,687	1,388
	MTU Aero Engines AG	11,513	1,379
*	RWE AG	98,774	1,315
^	Wirecard AG	24,882	1,208
	METRO AG	34,617	1,185
	United Internet AG	26,070	1,092
	OSRAM Licht AG	18,605	1,080
^	K&S AG	41,651	1,058
	Evonik Industries AG	32,344	1,050
	LEG Immobilien AG	13,141	1,034
	Bayerische Motoren Werke AG Preference Shares	13,542	1,017
*,2	Covestro AG	13,167	991
*,2	Zalando SE	23,181	917
*,2	Innogy SE	26,775	916
	HUGO BOSS AG	14,146	909
	KION Group AG	13,785	840
	MAN SE	7,781	807
	Volkswagen AG	4,594	736

	Freenet AG	23,737	714
*	Dialog Semiconductor plc	15,147	705
	Deutsche Lufthansa AG	51,913	693
	Rheinmetall AG	8,983	689
	STADA Arzneimittel AG	13,118	676
	FUCHS PETROLUB SE	15,731	664
	HOCHTIEF AG	4,523	645
	Telefonica Deutschland Holding AG	144,482	604
	RTL Group SA	7,886	602
*	Uniper SE	42,249	602
	Aurubis AG	9,477	558
	Gerresheimer AG	6,360	518
	Aareal Bank AG	12,683	492
	Sartorius AG Preference Shares	6,872	484
	Axel Springer SE	8,874	468
	Fraport AG Frankfurt Airport Services Worldwide	7,790	466
	Suedzucker AG	15,792	418
	Fielmann AG	5,877	411
	Hella KGaA Hueck & Co.	10,050	411
^	Drillisch AG	8,836	410
	Deutsche EuroShop AG	9,688	403
	TAG Immobilien AG	29,004	392
	Rational AG	854	388
	Software AG	10,632	383
	Norma Group SE	8,214	367
	Salzgitter AG	9,449	363
	Fuchs Petrolub SE Preference Shares	7,881	361
	Wacker Chemie AG	2,942	356
	alstria office REIT-AG	28,027	351
	TUI AG-DI	23,341	343
*	MorphoSys AG	6,103	318
*	Schaeffler AG Preference Shares	18,887	306
	Jungheinrich AG Preference Shares	9,912	305
	Krones AG	2,900	296
*	Bilfinger SE	6,899	287
	Leoni AG	6,888	277
	Bechtle AG	2,720	276
	Duerr AG	3,125	271
*,^	Nordex SE	12,822	271
	GRENKE AG	1,580	265
	Indus Holding AG	4,580	262
*	Kloeckner & Co. SE	19,462	254
	DMG Mori AG	5,149	249
	TLG Immobilien AG	12,740	242
^	Stroeer SE & Co. KGaA	4,843	239
	Talanx AG	6,791	234
	Pfeiffer Vacuum Technology AG	2,059	224
	CompuGroup Medical SE	5,668	223
	Puma SE	708	216
	CTS Eventim AG & Co. KGaA	6,198	215
*	SGL Carbon SE	24,415	213
	Deutz AG	31,929	212
2	Deutsche Pfandbriefbank AG	20,422	208
	RHOEN-KLINIKUM AG	7,525	206
	Nemetschek SE	3,904	200
2	ADO Properties SA	5,463	195
	Sixt SE	3,725	194

	KWS Saat SE	581	182
	Jenoptik AG	9,224	177
*	BRAAS Monier Building Group SA	6,378	174
*	zooplus AG	1,212	173
	Carl Zeiss Meditec AG	4,537	170
*,2	Tele Columbus AG	19,783	169
	Takkt AG	7,223	161
*,2	Hapag-Lloyd AG	5,172	160
*	PATRIZIA Immobilien AG	9,065	146
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	141
	RWE AG Preference Shares	13,606	137
	XING AG	672	132
*	Vossloh AG	2,023	130
*	Heidelberger Druckmaschinen AG	48,886	128
	Diebold Nixdorf AG	1,798	128
	Hamburger Hafen und Logistik AG	6,220	127
^	ElringKlinger AG	6,460	115
	Bertrandt AG	1,140	114
	Deutsche Beteiligungs AG	2,883	104
	BayWa AG	2,533	86
	Wacker Neuson SE	5,133	84
	comdirect bank AG	7,126	75
	Sixt SE Preference Shares	1,806	74
*	Wuestenrot & Wuerttembergische AG	3,550	72
	Biotest AG Preference Shares	3,969	69
	Hornbach Baumarkt AG	2,055	63
	DIC Asset AG	5,437	54
*	H&R GmbH & Co. KGaA	3,114	52
^	SMA Solar Technology AG	1,946	50
	Gerry Weber International AG	4,199	49
	Draegerwerk AG & Co. KGaA	673	48
*	AIXTRON SE	12,390	46
	Deutsche Boerse AG	170	15
			276,059
Greece (0.0%)
*	Alpha Bank AE	289,409	514
	OPAP SA	44,400	393
	JUMBO SA	19,978	280
*	National Bank of Greece SA	1,104,110	264
*	Piraeus Bank SA	1,298,934	248
	Hellenic Telecommunications Organization SA	26,010	236
*	Eurobank Ergasias SA	350,334	213
	Motor Oil Hellas Corinth Refineries SA	14,637	210
	Titan Cement Co. SA	9,212	207
	Hellenic Telecommunications Organization SA ADR	45,305	205
*	Mytilineos Holdings SA	20,599	143
*	FF Group	6,714	128
*	Hellenic Petroleum SA	24,209	113
	Athens Water Supply & Sewage Co. SA	16,211	94
	Hellenic Exchanges SA	17,966	87
	Grivalia Properties REIC AE	7,948	68
	Aegean Airlines SA	7,411	53
*	Fourlis Holdings SA	8,497	40
	Metka Industrial - Construction SA	5,481	38
*	Public Power Corp. SA	13,196	37
*	Ellaktor SA	8,992	11
*	GEK Terna Holding Real Estate Construction SA	3,056	7

	Terna Energy SA	302	1
			3,590
Hong Kong (1.2%)
	AIA Group Ltd.	2,616,382	16,199
	CK Hutchison Holdings Ltd.	615,427	7,376
	Hong Kong Exchanges & Clearing Ltd.	264,340	6,394
	Sun Hung Kai Properties Ltd.	307,923	4,237
	Cheung Kong Property Holdings Ltd.	613,427	4,032
	Hang Seng Bank Ltd.	168,525	3,435
	Link REIT	496,560	3,393
	CLP Holdings Ltd.	336,780	3,287
	BOC Hong Kong Holdings Ltd.	797,000	3,186
	Hong Kong & China Gas Co. Ltd.	1,621,878	3,054
	Jardine Matheson Holdings Ltd.	45,218	2,789
	Power Assets Holdings Ltd.	285,500	2,736
	Sands China Ltd.	528,000	2,323
	Galaxy Entertainment Group Ltd.	478,000	2,270
	Wharf Holdings Ltd.	263,600	1,977
	Jardine Strategic Holdings Ltd.	48,295	1,841
	Hongkong Land Holdings Ltd.	251,100	1,696
	MTR Corp. Ltd.	302,000	1,534
	AAC Technologies Holdings Inc.	149,000	1,530
	Henderson Land Development Co. Ltd.	252,809	1,395
	New World Development Co. Ltd.	1,122,224	1,295
2	WH Group Ltd.	1,610,201	1,223
	Swire Pacific Ltd. Class A	111,142	1,132
	Cheung Kong Infrastructure Holdings Ltd.	135,000	1,086
	China Mengniu Dairy Co. Ltd.	580,000	1,083
	Sino Land Co. Ltd.	648,280	1,071
	Hang Lung Properties Ltd.	421,000	1,036
	Bank of East Asia Ltd.	243,072	1,035
	Wheelock & Co. Ltd.	167,000	1,015
	Techtronic Industries Co. Ltd.	266,500	922
	Want Want China Holdings Ltd.	1,221,467	871
	Samsonite International SA	272,396	855
*,^	Semiconductor Manufacturing International Corp.	564,600	774
	Hang Lung Group Ltd.	193,000	740
	Swire Properties Ltd.	246,246	693
	ASM Pacific Technology Ltd.	52,700	641
	Hysan Development Co. Ltd.	129,000	588
	Wynn Macau Ltd.	321,200	584
	Yue Yuen Industrial Holdings Ltd.	150,500	550
	Li & Fung Ltd.	1,256,000	545
	PCCW Ltd.	872,000	529
	NWS Holdings Ltd.	292,500	526
	Tingyi Cayman Islands Holding Corp.	438,000	498
	Sun Art Retail Group Ltd.	485,079	488
	First Pacific Co. Ltd.	575,200	436
	PRADA SPA	104,000	431
	VTech Holdings Ltd.	34,400	427
	Hopewell Holdings Ltd.	117,500	420
	Kerry Properties Ltd.	137,500	389
	Xinyi Glass Holdings Ltd.	406,000	365
	Minth Group Ltd.	112,000	362
	Kingston Financial Group Ltd.	760,000	335
	Fortune REIT	282,923	328
	Vitasoy International Holdings Ltd.	162,000	314

*	Esprit Holdings Ltd.	390,146	305
	SJM Holdings Ltd.	379,000	301
	MGM China Holdings Ltd.	154,000	299
	Great Eagle Holdings Ltd.	61,000	277
	Cathay Pacific Airways Ltd.	201,000	272
	Melco International Development Ltd.	179,000	270
	Shangri-La Asia Ltd.	235,519	262
	Champion REIT	482,000	260
	Haitong International Securities Group Ltd.	464,038	259
	Dah Sing Financial Holdings Ltd.	32,544	251
	Cafe de Coral Holdings Ltd.	74,000	245
	Guotai Junan International Holdings Ltd.	746,000	244
	Luk Fook Holdings International Ltd.	83,000	244
	United Co. RUSAL plc	388,000	242
	HKBN Ltd.	193,689	236
*	MMG Ltd.	690,117	229
	Television Broadcasts Ltd.	59,100	227
*	China Minsheng Financial Holding Corp. Ltd.	2,560,000	223
	Xinyi Solar Holdings Ltd.	622,000	215
	Tongda Group Holdings Ltd.	760,000	212
	Orient Overseas International Ltd.	40,500	210
	Uni-President China Holdings Ltd.	272,800	208
	NagaCorp Ltd.	342,000	201
	Man Wah Holdings Ltd.	313,200	200
	Johnson Electric Holdings Ltd.	73,750	196
	FIH Mobile Ltd.	607,000	195
*	Freeman FinTech Corp. Ltd.	3,160,000	193
	Giordano International Ltd.	354,000	192
^	China Goldjoy Group Ltd.	1,988,000	191
	L'Occitane International SA	93,500	184
	Nexteer Automotive Group Ltd.	148,000	184
	Towngas China Co. Ltd.	332,000	181
*	China Baoli Technologies Holdings Ltd.	6,450,000	180
*	Pacific Basin Shipping Ltd.	959,000	179
*	Global Brands Group Holding Ltd.	1,414,000	178
*	Brightoil Petroleum Holdings Ltd.	566,000	174
	IGG Inc.	232,000	173
^	Chow Tai Fook Jewellery Group Ltd.	201,600	171
	Kerry Logistics Network Ltd.	128,000	165
	Shun Tak Holdings Ltd.	472,000	163
	Value Partners Group Ltd.	190,000	163
	CP Pokphand Co. Ltd.	1,350,000	158
*,^	KuangChi Science Ltd.	427,000	158
	BEP International Holdings Ltd.	2,630,000	152
	Stella International Holdings Ltd.	99,000	151
	SITC International Holdings Co. Ltd.	240,000	149
	Shougang Fushan Resources Group Ltd.	760,000	148
	Truly International Holdings Ltd.	360,000	147
	Canvest Environmental Protection Group Co. Ltd.	291,000	146
	Shui On Land Ltd.	690,000	145
	China Travel International Investment Hong Kong Ltd.	516,000	144
	Town Health International Medical Group Ltd.	870,000	140
*,^	HC International Inc.	170,000	139
	Dah Sing Banking Group Ltd.	71,137	139
	Yingde Gases Group Co. Ltd.	224,000	136
	Sunlight REIT	215,000	130
	Chong Hing Bank Ltd.	64,000	126

*,^,2 IMAX China Holding Inc.		27,100	126
	K Wah International Holdings Ltd.	240,000	120
	Dynam Japan Holdings Co. Ltd.	72,400	117
*,^	Superb Summit International Group Ltd.	620,000	117
	Goodbaby International Holdings Ltd.	267,464	116
*	HengTen Networks Group Ltd.	4,044,000	114
	Yuexiu REIT	207,000	114
^	SMI Holdings Group Ltd.	1,212,000	114
	Prosperity REIT	279,000	113
*,^	China Ocean Industry Group Ltd.	4,325,000	113
2	BOC Aviation Ltd.	22,100	111
	China Harmony New Energy Auto Holding Ltd.	231,000	111
	SEA Holdings Ltd.	45,509	108
*	China Oceanwide Holdings Ltd.	1,050,000	108
	Pacific Textiles Holdings Ltd.	97,000	107
	Lifestyle International Holdings Ltd.	81,500	105
	Pou Sheng International Holdings Ltd.	458,000	104
	Spring REIT	251,000	101
	CITIC Telecom International Holdings Ltd.	302,500	99
	Far East Consortium International Ltd.	225,000	98
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	94
	Texwinca Holdings Ltd.	146,000	94
*	Sino Oil And Gas Holdings Ltd.	3,795,000	93
^	Vision Fame International Holding Ltd.	318,000	90
*	Huayi Tencent Entertainment Co. Ltd.	1,480,000	88
	Chow Sang Sang Holdings International Ltd.	46,000	88
	SA Sa International Holdings Ltd.	219,995	88
	SmarTone Telecommunications Holdings Ltd.	63,000	87
*	Convoy Global Holdings Ltd.	3,102,000	86
*	Hybrid Kinetic Group Ltd.	3,574,000	86
*	GCL New Energy Holdings Ltd.	1,670,000	86
	Technovator International Ltd.	222,000	86
	Hopewell Highway Infrastructure Ltd.	156,300	82
*	Nan Hai Corp. Ltd.	2,450,000	77
	G-Resources Group Ltd.	4,329,600	77
^,2	Regina Miracle International Holdings Ltd.	94,000	74
*	China Strategic Holdings Ltd.	3,500,000	73
	Gemdale Properties & Investment Corp. Ltd.	1,144,000	72
*,^	FDG Electric Vehicles Ltd.	1,620,000	72
	Kowloon Development Co. Ltd.	73,000	69
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	68
*	United Photovoltaics Group Ltd.	734,000	67
*,^	Honghua Group Ltd.	587,000	62
*	Microport Scientific Corp.	83,852	62
*	Singamas Container Holdings Ltd.	548,000	62
	Emperor Capital Group Ltd.	654,000	60
*	China Medical & HealthCare Group Ltd.	1,149,488	58
*	Mei Ah Entertainment Group Ltd.	960,000	58
	Varitronix International Ltd.	124,000	56
*	Rentian Technology Holdings Ltd.	950,000	54
*	China Beidahuang Industry Group Holdings Ltd.	952,000	54
*	United Laboratories International Holdings Ltd.	86,000	54
	China LNG Group Ltd.	2,400,000	52
	China Aerospace International Holdings Ltd.	382,000	50
	China Silver Group Ltd.	264,000	49
	Lai Sun Development Co. Ltd.	2,169,000	46
	Road King Infrastructure Ltd.	53,000	46

	NewOcean Energy Holdings Ltd.	162,000	44
*,^	Summit Ascent Holdings Ltd.	145,948	42
*	China Financial International Investments Ltd.	790,000	41
	TPV Technology Ltd.	224,000	41
*	TOM Group Ltd.	167,971	41
	Ju Teng International Holdings Ltd.	126,000	41
	Lee's Pharmaceutical Holdings Ltd.	43,500	38
*	Macau Legend Development Ltd.	186,000	38
	Sun Hung Kai & Co. Ltd.	58,000	38
2	CGN New Energy Holdings Co. Ltd.	250,000	37
	EVA Precision Industrial Holdings Ltd.	272,000	37
	TCC International Holdings Ltd.	147,000	35
	Shenwan Hongyuan HK Ltd.	75,000	33
*	China LotSynergy Holdings Ltd.	940,000	32
*	13 Holdings Ltd.	107,500	32
*	Hong Kong Television Network Ltd.	164,000	28
	Liu Chong Hing Investment Ltd.	19,982	28
*	New Sports Group Ltd.	2,440,000	28
*	Anton Oilfield Services Group	182,000	27
*	NetMind Financial Holdings Ltd.	4,128,000	27
*	Good Resources Holdings Ltd.	479,978	26
	APT Satellite Holdings Ltd.	49,500	25
*	Midland Holdings Ltd.	96,000	24
*	China Innovative Finance Group Ltd.	408,000	24
*	Xinchen China Power Holdings Ltd.	128,000	20
*	Silver Base Group Holdings Ltd.	294,000	20
*	Lifestyle China Group Ltd.	81,500	19
*	Suncorp Technologies Ltd.	1,910,000	14
*	Sincere Watch Hong Kong Ltd.	560,000	14
	Parkson Retail Group Ltd.	117,500	13
*	Emperor Watch & Jewellery Ltd.	360,000	13
*	China Huarong Energy Co. Ltd.	232,299	13
*	Sunshine Oilsands Ltd.	317,500	12
*	Trinity Ltd.	156,000	12
*	China Healthcare Enterprise Group Ltd.	592,842	9
*,^	China Healthwise Holdings Ltd.	301,115	8
*	Kong Sun Holdings Ltd.	175,000	7
*	Qianhai Health Holdings Ltd.	327,500	6
*	Enerchina Holdings Ltd. Rights	751,500	4
*	Midland IC&I Ltd.	480,000	3
			115,363
Hungary (0.0%)
	OTP Bank plc	40,824	1,255
	MOL Hungarian Oil & Gas plc	10,782	760
	Richter Gedeon Nyrt	28,755	619
	Magyar Telekom Telecommunications plc	88,264	158
			2,792
India (1.1%)
	Housing Development Finance Corp. Ltd.	339,485	6,854
2	Reliance Industries Ltd. GDR	117,544	3,644
	Infosys Ltd. ADR	258,167	3,555
	Tata Consultancy Services Ltd.	100,266	3,297
	ITC Ltd.	606,827	2,312
	Sun Pharmaceutical Industries Ltd.	235,692	2,194
	Infosys Ltd.	149,029	2,038
	Axis Bank Ltd.	295,969	2,036

Oil & Natural Gas Corp. Ltd.	663,459	1,986
Hindustan Unilever Ltd.	151,223	1,908
Tata Motors Ltd.	235,710	1,826
Maruti Suzuki India Ltd.	20,761	1,807
Reliance Industries Ltd.	105,014	1,620
HDFC Bank Ltd. ADR	22,481	1,550
Bharat Petroleum Corp. Ltd.	140,744	1,417
Bharti Airtel Ltd.	269,453	1,384
HCL Technologies Ltd.	113,183	1,356
Indian Oil Corp. Ltd.	239,078	1,294
Coal India Ltd.	279,697	1,277
Mahindra & Mahindra Ltd.	66,680	1,221
ICICI Bank Ltd.	305,640	1,214
State Bank of India GDR	27,461	1,069
Vedanta Ltd.	281,503	1,053
NTPC Ltd. (Common)	410,457	1,043
Hero MotoCorp Ltd.	21,487	1,005
Lupin Ltd.	45,821	996
Larsen & Toubro Ltd.	46,318	989
Yes Bank Ltd.	47,825	985
Eicher Motors Ltd.	2,798	951
UltraTech Cement Ltd.	17,390	948
Asian Paints Ltd.	60,519	866
Kotak Mahindra Bank Ltd.	74,139	847
IndusInd Bank Ltd.	45,712	843
Zee Entertainment Enterprises Ltd.	112,866	814
UPL Ltd.	75,512	808
Adani Ports & Special Economic Zone Ltd.	181,878	789
Dr Reddy's Laboratories Ltd.	17,500	784
* JSW Steel Ltd.	253,550	742
Indiabulls Housing Finance Ltd.	66,438	736
Hindustan Petroleum Corp. Ltd.	91,913	708
Tech Mahindra Ltd.	104,454	697
Cipla Ltd.	75,216	638
Godrej Consumer Products Ltd.	27,016	629
Bajaj Auto Ltd.	14,484	606
Ambuja Cements Ltd.	169,142	571
* Bajaj Finance Ltd.	36,351	556
Aurobindo Pharma Ltd.	55,318	556
Bosch Ltd.	1,604	525
Idea Cellular Ltd.	322,545	524
Shriram Transport Finance Co. Ltd.	36,088	508
Power Grid Corp. of India Ltd.	162,522	497
Hindalco Industries Ltd.	174,097	487
Bharti Infratel Ltd.	109,064	473
Wipro Ltd.	69,217	468
GAIL India Ltd.	67,442	466
Nestle India Ltd.	5,306	457
Dabur India Ltd.	109,968	447
Motherson Sumi Systems Ltd.	89,123	435
Piramal Enterprises Ltd.	17,152	427
Bajaj Finserv Ltd.	8,743	419
Titan Co. Ltd.	77,768	416
LIC Housing Finance Ltd.	50,770	415
ICICI Bank Ltd. ADR	52,205	405
Tata Steel Ltd.	58,957	403
Shree Cement Ltd.	1,749	399

* United Spirits Ltd.	12,220	393
Cairn India Ltd.	94,173	385
Glenmark Pharmaceuticals Ltd.	28,885	380
Marico Ltd.	94,073	357
NMDC Ltd.	165,231	351
Havells India Ltd.	55,138	341
Ashok Leyland Ltd.	239,519	321
Vakrangee Ltd.	69,361	313
Rural Electrification Corp. Ltd.	146,239	307
Wipro Ltd. ADR	32,783	303
Siemens Ltd.	17,429	294
Tata Power Co. Ltd.	243,302	286
Bharat Forge Ltd.	20,732	285
Britannia Industries Ltd.	5,998	277
IDFC Bank Ltd.	306,933	272
Cadila Healthcare Ltd.	50,843	263
Apollo Hospitals Enterprise Ltd.	14,411	261
Alkem Laboratories Ltd.	10,482	259
Max Financial Services Ltd.	30,805	257
Oracle Financial Services Software Ltd.	5,219	255
Pidilite Industries Ltd.	25,237	251
Power Finance Corp. Ltd.	130,806	251
Bharat Heavy Electricals Ltd.	123,321	249
* Bharat Financial Inclusion Ltd.	22,543	246
Page Industries Ltd.	1,090	234
Petronet LNG Ltd.	42,186	233
Reliance Infrastructure Ltd.	30,091	229
NHPC Ltd.	531,677	227
Federal Bank Ltd.	202,272	227
Tata Motors Ltd. Class A	45,773	226
Mahindra & Mahindra Financial Services Ltd.	57,113	225
* Bank of Baroda	91,356	223
Rajesh Exports Ltd.	30,331	223
Mindtree Ltd.	32,730	217
State Bank of India	55,530	213
Hindustan Zinc Ltd.	47,157	208
PI Industries Ltd.	14,988	193
Arvind Ltd.	35,132	191
ACC Ltd.	9,093	190
Divi's Laboratories Ltd.	18,333	189
United Breweries Ltd.	16,015	189
Bharat Electronics Ltd.	8,274	188
AIA Engineering Ltd.	9,421	188
Tata Communications Ltd.	17,873	186
ABB India Ltd.	11,390	184
Emami Ltd.	12,037	184
Ramco Cements Ltd.	17,456	181
Kansai Nerolac Paints Ltd.	35,036	178
DLF Ltd.	88,704	177
Colgate-Palmolive India Ltd.	12,983	170
Jubilant Life Sciences Ltd.	17,164	170
Cummins India Ltd.	13,668	169
Bajaj Holdings & Investment Ltd.	5,656	167
IRB Infrastructure Developers Ltd.	48,800	167
* Steel Authority of India Ltd.	176,832	166
Oil India Ltd.	34,066	166
CRISIL Ltd.	5,359	164

Natco Pharma Ltd.	15,642	160
Sintex Industries Ltd.	128,392	160
Torrent Pharmaceuticals Ltd.	8,262	158
MRF Ltd.	207	158
KRBL Ltd.	28,058	155
Info Edge India Ltd.	12,718	155
Indian Hotels Co. Ltd.	96,294	153
GlaxoSmithKline Consumer Healthcare Ltd.	2,010	153
Strides Shasun Ltd.	9,442	153
Biocon Ltd.	10,229	152
Edelweiss Financial Services Ltd.	92,416	150
Reliance Capital Ltd.	22,512	150
Gillette India Ltd.	2,396	149
Castrol India Ltd.	24,456	146
Tube Investments of India Ltd.	16,493	140
Dewan Housing Finance Corp. Ltd.	32,669	138
Berger Paints India Ltd.	44,111	138
* Canara Bank	32,748	137
HDFC Bank Ltd.	7,224	137
Mphasis Ltd.	16,593	137
Abbott India Ltd.	2,099	136
Ajanta Pharma Ltd.	5,388	135
GlaxoSmithKline Pharmaceuticals Ltd.	3,333	134
TVS Motor Co. Ltd.	23,262	133
Indraprastha Gas Ltd.	9,418	131
Aditya Birla Nuvo Ltd.	6,500	130
Blue Dart Express Ltd.	2,017	130
* Punjab National Bank	64,733	130
Sun TV Network Ltd.	16,205	127
Apollo Tyres Ltd.	46,583	124
* Reliance Communications Ltd.	245,174	124
Balrampur Chini Mills Ltd.	58,956	123
* Reliance Power Ltd.	185,943	123
Bayer CropScience Ltd.	2,016	122
Dalmia Bharat Ltd.	4,462	121
Exide Industries Ltd.	40,848	119
Cholamandalam Investment and Finance Co. Ltd.	7,762	118
Supreme Industries Ltd.	8,322	115
* Suzlon Energy Ltd.	451,294	114
Amara Raja Batteries Ltd.	8,322	110
Oberoi Realty Ltd.	23,982	110
L&T Finance Holdings Ltd.	76,127	110
Pfizer Ltd.	4,184	110
WABCO India Ltd.	1,338	109
Persistent Systems Ltd.	12,422	109
Ceat Ltd.	6,232	107
South Indian Bank Ltd.	343,838	106
Sanofi India Ltd.	1,742	105
Sundaram Finance Ltd.	5,136	104
Voltas Ltd.	21,448	104
Credit Analysis & Research Ltd.	5,001	103
Hexaware Technologies Ltd.	35,480	102
CESC Ltd.	9,350	102
Coromandel International Ltd.	21,928	102
Symphony Ltd.	5,172	101
Manappuram Finance Ltd.	86,495	101
* Syndicate Bank	101,228	100

* Fortis Healthcare Ltd.	36,791	100
2 InterGlobe Aviation Ltd.	7,456	99
Welspun India Ltd.	88,190	99
* Central Bank of India	79,029	97
* Karur Vysya Bank Ltd.	77,696	96
Jubilant Foodworks Ltd.	7,394	95
PTC India Ltd.	76,646	95
Karnataka Bank Ltd.	55,925	94
* IDBI Bank Ltd.	82,282	94
Bajaj Corp. Ltd.	16,912	93
Chambal Fertilizers and Chemicals Ltd.	78,021	93
Century Textiles & Industries Ltd.	7,450	93
Gujarat Pipavav Port Ltd.	44,750	92
Andhra Bank	123,225	92
Godrej Industries Ltd.	14,509	92
McLeod Russel India Ltd.	39,170	90
* Kajaria Ceramics Ltd.	10,526	90
* Just Dial Ltd.	16,622	90
* Ipca Laboratories Ltd.	11,247	88
eClerx Services Ltd.	3,957	88
GE T&D India Ltd.	18,902	86
* IDFC Ltd.	103,749	84
* Videocon Industries Ltd.	54,258	83
Muthoot Finance Ltd.	18,312	83
* Kaveri Seed Co. Ltd.	11,971	81
Prestige Estates Projects Ltd.	32,922	80
Tata Global Beverages Ltd.	42,253	80
* Aditya Birla Fashion and Retail Ltd.	35,555	79
NCC Ltd.	63,849	78
Jain Irrigation Systems Ltd.	55,803	78
2 Syngene International Ltd.	9,331	75
* Jindal Steel & Power Ltd.	63,005	75
* TV18 Broadcast Ltd.	137,341	73
Alembic Pharmaceuticals Ltd.	8,754	72
Engineers India Ltd.	32,684	71
National Aluminium Co. Ltd.	63,183	70
* Adani Power Ltd.	129,261	69
* Crompton Greaves Ltd.	71,167	68
* Sun Pharma Advanced Research Co. Ltd.	14,830	67
* Hindustan Construction Co. Ltd.	103,619	66
Torrent Power Ltd.	23,118	66
GRUH Finance Ltd.	13,350	66
* Mangalore Refinery & Petrochemicals Ltd.	45,416	66
* Whirlpool of India Ltd.	4,543	63
* Dish TV India Ltd.	50,292	62
Thermax Ltd.	5,117	61
* PC Jeweller Ltd.	10,742	60
2 Dr Lal PathLabs Ltd.	3,618	60
* RattanIndia Power Ltd.	553,078	59
JSW Energy Ltd.	65,068	59
Redington India Ltd.	38,482	58
VA Tech Wabag Ltd.	8,071	58
KPIT Technologies Ltd.	30,090	58
Adani Enterprises Ltd.	42,545	55
Gujarat Gas Ltd.	6,502	55
Repco Home Finance Ltd.	5,587	54
India Cements Ltd.	24,791	53

Sadbhav Engineering Ltd.	12,847	53
* Bank of India	29,471	51
* GMR Infrastructure Ltd.	269,033	50
* Mahindra CIE Automotive Ltd.	17,526	49
Wockhardt Ltd.	5,121	49
Indian Bank	11,871	48
Marksans Pharma Ltd.	86,069	48
Union Bank of India	21,229	45
Multi Commodity Exchange of India Ltd.	2,593	45
Welspun Corp. Ltd.	36,272	45
Srei Infrastructure Finance Ltd.	33,628	43
Gateway Distriparks Ltd.	11,596	41
Cox & Kings Ltd.	13,948	40
Gujarat State Petronet Ltd.	17,246	39
* Indiabulls Real Estate Ltd.	33,322	37
IFCI Ltd.	75,943	35
* Corp Bank	49,046	31
Jammu & Kashmir Bank Ltd.	32,230	30
* Bajaj Hindusthan Sugar Ltd.	139,539	30
* Housing Development & Infrastructure Ltd.	31,911	29
Gujarat Fluorochemicals Ltd.	4,074	29
* Polaris Consulting & Services Ltd.	12,204	28
Sobha Ltd.	7,055	27
* Jaiprakash Associates Ltd.	159,746	27
Great Eastern Shipping Co. Ltd.	4,216	24
* Vijaya Bank	31,062	24
* GE Power India Ltd.	2,496	21
* Rolta India Ltd.	18,714	18
Radico Khaitan Ltd.	8,653	14
* Unitech Ltd.	198,930	14
* DEN Networks Ltd.	10,752	14
* Allahabad Bank	11,991	12
Oriental Bank of Commerce	6,239	11
* Indian Overseas Bank	27,269	10
* Amtek Auto Ltd.	19,970	10
* UCO Bank	17,873	9
* Arvind SmartSpaces Ltd.	2,001	2
		101,585
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	10,792,240	3,128
Bank Central Asia Tbk PT	2,651,328	3,039
Astra International Tbk PT	4,319,330	2,575
Bank Rakyat Indonesia Persero Tbk PT	2,361,178	2,073
Bank Mandiri Persero Tbk PT	2,009,716	1,641
Unilever Indonesia Tbk PT	250,400	772
Bank Negara Indonesia Persero Tbk PT	1,633,230	698
Indofood Sukses Makmur Tbk PT	1,064,600	632
United Tractors Tbk PT	338,560	554
Perusahaan Gas Negara Persero Tbk	2,205,100	476
Gudang Garam Tbk PT	96,600	447
Kalbe Farma Tbk PT	3,834,800	417
Semen Indonesia Persero Tbk PT	592,600	401
Adaro Energy Tbk PT	2,789,300	355
Charoen Pokphand Indonesia Tbk PT	1,469,600	342
Indocement Tunggal Prakarsa Tbk PT	257,200	290
Indofood CBP Sukses Makmur Tbk PT	449,200	283
Bumi Serpong Damai Tbk PT	1,980,200	272

Ciputra Development Tbk PT	2,538,430	251
Surya Citra Media Tbk PT	1,175,900	249
Summarecon Agung Tbk PT	2,178,900	214
Lippo Karawaci Tbk PT	3,841,600	212
Bank Danamon Indonesia Tbk PT	668,700	208
Pakuwon Jati Tbk PT	4,746,600	199
* XL Axiata Tbk PT	890,300	194
AKR Corporindo Tbk PT	359,800	180
Tower Bersama Infrastructure Tbk PT	477,300	177
Waskita Karya Persero Tbk PT	838,374	161
* Aneka Tambang Persero Tbk PT	2,541,300	152
Tambang Batubara Bukit Asam Persero Tbk PT	168,200	146
Jasa Marga Persero Tbk PT	455,217	144
Media Nusantara Citra Tbk PT	1,051,100	134
Indo Tambangraya Megah Tbk PT	108,800	122
Wijaya Karya Persero Tbk PT	623,745	120
Ramayana Lestari Sentosa Tbk PT	1,190,900	120
Bank Tabungan Negara Persero Tbk PT	743,100	106
Astra Agro Lestari Tbk PT	82,055	97
Link Net Tbk PT	246,700	92
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	84
Ace Hardware Indonesia Tbk PT	1,449,000	81
Wijaya Karya Beton Tbk PT	1,298,600	80
Matahari Putra Prima Tbk PT	838,300	77
* Vale Indonesia Tbk PT	414,700	74
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	422,600	73
* Alam Sutera Realty Tbk PT	2,431,200	70
* Gajah Tunggal Tbk PT	720,000	62
Adhi Karya Persero Tbk PT	348,200	55
Global Mediacom Tbk PT	1,211,000	54
* Eagle High Plantations Tbk PT	2,054,500	54
BISI International Tbk PT	370,700	50
Intiland Development Tbk PT	1,328,600	46
* Krakatau Steel Persero Tbk PT	810,647	45
* Panin Financial Tbk PT	3,164,200	42
* Siloam International Hospitals Tbk PT	43,483	38
Timah Persero Tbk PT	473,400	34
* Mitra Adiperkasa Tbk PT	82,600	34
Surya Semesta Internusa Tbk PT	704,600	34
* Lippo Cikarang Tbk PT	69,300	26
* Agung Podomoro Land Tbk PT	1,547,500	25
Bekasi Fajar Industrial Estate Tbk PT	1,002,100	25
* Medco Energi Internasional Tbk PT	186,500	19
* Berlian Laju Tanker Tbk PT	968,000	14
		22,869
Ireland (0.1%)
Kerry Group plc Class A	31,502	2,215
* Bank of Ireland	5,944,562	1,597
Kingspan Group plc	37,445	1,091
* ICON plc	12,100	1,017
Glanbia plc	36,367	614
* Prothena Corp. plc	7,800	382
* Ryanair Holdings plc ADR	4,533	379
* Ryanair Holdings plc	22,790	353
C&C Group plc	64,206	274
Green REIT plc	192,362	270
Origin Enterprises plc	28,396	195

Irish Continental Group plc	34,980	178
Hibernia REIT plc	127,366	168
* Permanent TSB Group Holdings plc	26,375	78
* Irish Bank Resolution Corp. Ltd.	14,385	—
		8,811
Israel (0.2%)
Teva Pharmaceutical Industries Ltd.	185,336	6,103
Bank Hapoalim BM	219,501	1,326
* Bank Leumi Le-Israel BM	272,803	1,128
Nice Ltd.	11,645	815
Bezeq The Israeli Telecommunication Corp. Ltd.	429,373	750
Elbit Systems Ltd.	5,622	620
* Israel Discount Bank Ltd. Class A	238,534	496
* Mellanox Technologies Ltd.	10,039	475
Frutarom Industries Ltd.	8,398	444
Israel Chemicals Ltd.	93,855	431
Mizrahi Tefahot Bank Ltd.	26,275	405
Azrieli Group Ltd.	8,696	397
Teva Pharmaceutical Industries Ltd. ADR	11,764	393
* Tower Semiconductor Ltd.	15,489	332
Gazit-Globe Ltd.	23,638	221
Delek Group Ltd.	997	215
Harel Insurance Investments & Financial Services Ltd.	36,575	184
Strauss Group Ltd.	11,068	178
Alony Hetz Properties & Investments Ltd.	18,950	152
Paz Oil Co. Ltd.	968	150
* Partner Communications Co. Ltd.	25,426	149
* Airport City Ltd.	13,853	149
First International Bank Of Israel Ltd.	9,518	143
Melisron Ltd.	2,819	129
* Mazor Robotics Ltd.	10,701	123
* Nova Measuring Instruments Ltd.	7,371	110
Reit 1 Ltd.	32,738	96
Shufersal Ltd.	23,959	92
* Cellcom Israel Ltd. (Registered)	8,090	85
* Delek Energy Systems Ltd.	145	84
Amot Investments Ltd.	18,840	79
* Naphtha Israel Petroleum Corp. Ltd.	11,590	77
* Israel Corp. Ltd.	396	75
Shikun & Binui Ltd.	35,075	73
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	68
IDI Insurance Co. Ltd.	1,332	66
Oil Refineries Ltd.	184,043	65
B Communications Ltd.	3,139	61
* Phoenix Holdings Ltd.	16,138	59
Norstar Holdings Inc.	3,315	57
* Jerusalem Oil Exploration	1,309	57
* Clal Insurance Enterprises Holdings Ltd.	3,854	54
* Menora Mivtachim Holdings Ltd.	4,821	45
* Africa Israel Properties Ltd.	2,364	44
Electra Ltd.	237	43
* Migdal Insurance & Financial Holding Ltd.	47,854	43
* Gilat Satellite Networks Ltd.	7,449	42
Formula Systems 1985 Ltd.	1,047	41
Delta-Galil Industries Ltd.	1,206	38
* Jerusalem Economy Ltd.	17,201	38
* Kamada Ltd.	5,171	32

	Big Shopping Centers Ltd.	452	30
	Bayside Land Corp.	79	29
*	Compugen Ltd.	6,072	29
*	Allot Communications Ltd.	4,912	24
*	Ceragon Networks Ltd.	6,042	22
*	Kenon Holdings Ltd.	1,533	20
	Delek Automotive Systems Ltd.	2,063	19
*	Evogene Ltd.	2,628	13
*	AudioCodes Ltd.	1,391	9
			17,727
Italy (0.7%)
	Eni SPA	528,018	8,119
	Enel SPA	1,639,794	6,855
	Intesa Sanpaolo SPA (Registered)	2,622,549	6,160
	Assicurazioni Generali SPA	272,548	4,349
*,^	UniCredit SPA	126,179	3,444
	Atlantia SPA	115,174	2,625
*	Fiat Chrysler Automobiles NV	236,254	2,587
*	Telecom Italia SPA (Registered)	2,459,211	2,115
	Snam SPA	529,853	2,017
	Luxottica Group SPA	35,325	1,897
	Ferrari NV	28,245	1,761
	CNH Industrial NV	196,725	1,748
	Terna Rete Elettrica Nazionale SPA	301,741	1,323
	Tenaris SA ADR	35,578	1,247
	Prysmian SPA	44,872	1,167
*	EXOR NV	23,806	1,086
*	Leonardo SPA	83,757	1,079
	Mediobanca SPA	119,523	1,029
*,^	Banco BPM SPA	345,602	981
	Telecom Italia SPA (Bearer)	1,296,780	926
	Mediaset SPA	150,520	645
	Moncler SPA	32,626	627
	Recordati SPA	21,886	623
*	Saipem SPA	1,204,414	618
^	Unione di Banche Italiane SPA	176,205	614
	Davide Campari-Milano SPA	59,282	595
2	Poste Italiane SPA	92,715	583
	BPER Banca	98,117	558
	Tenaris SA	29,761	521
	FinecoBank Banca Fineco SPA	82,591	492
	UnipolSai SPA	223,410	466
	A2A SPA	341,758	456
	Unipol Gruppo Finanziario SPA	119,962	444
	Azimut Holding SPA	24,144	434
	Brembo SPA	6,766	433
	Banca Mediolanum SPA	56,508	433
	Intesa Sanpaolo SPA	195,563	433
	Salvatore Ferragamo SPA	14,885	394
*	Italgas SPA	101,194	384
	Hera SPA	156,322	365
	Buzzi Unicem SPA	14,679	362
	DiaSorin SPA	5,622	336
	Banca Popolare di Sondrio SCPA	93,741	332
	Cerved Information Solutions SPA	39,954	327
	Banca Generali SPA	12,756	325
	Interpump Group SPA	16,923	318

*	Yoox Net-A-Porter Group SPA	12,185	306
	De' Longhi SPA	12,121	303
2	Anima Holding SPA	47,145	281
	Parmalat SPA	83,844	271
*	Ei Towers SPA	4,587	254
2	Infrastrutture Wireless Italiane SPA	49,871	236
	Iren SPA	136,998	223
	Autogrill SPA	25,265	222
	Societa Cattolica di Assicurazioni SCRL	34,500	216
	Industria Macchine Automatiche SPA	3,087	205
	Tod's SPA	2,727	197
*,2	Enav SPA	53,834	189
	Societa Iniziative Autostradali e Servizi SPA	21,961	179
	Ansaldo STS SPA	13,842	175
	Amplifon SPA	16,620	169
	Banca IFIS SPA	6,213	168
	Buzzi Unicem SPA	11,877	158
	Credito Emiliano SPA	23,562	153
	Saras SPA	98,306	152
	ACEA SPA	11,236	138
	MARR SPA	6,935	135
	Brunello Cucinelli SPA	5,904	134
	Beni Stabili SpA SIIQ	229,643	129
	ERG SPA	11,221	125
	Danieli & C Officine Meccaniche SPA	5,775	124
2	OVS SPA	21,970	123
	Italmobiliare SPA	2,286	113
	Reply SPA	863	111
	Danieli & C Officine Meccaniche SPA RSP	6,539	105
*	Juventus Football Club SPA	297,668	100
	Piaggio & C SPA	59,240	99
	Datalogic SPA	4,466	92
	Credito Valtellinese SC	171,719	90
	Salini Impregilo SPA	27,931	87
	Zignago Vetro SPA	13,478	83
*,^	Banca Monte dei Paschi di Siena SPA	4,727	77
	Cairo Communication SPA	15,486	60
2	RAI Way SPA	13,264	52
*,^	Banca Carige SPA	121,503	49
	Cementir Holding SPA	10,694	46
*	Fincantieri SPA	74,730	44
	Immobiliare Grande Distribuzione SIIQ SPA	55,106	41
	ASTM SPA	3,541	40
	CIR-Compagnie Industriali Riunite SPA	32,485	38
*	Arnoldo Mondadori Editore SPA	24,213	35
	Esprinet SPA	4,334	32
	Astaldi SPA	4,791	31
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	26
*	Safilo Group SPA	3,221	24
^	Geox SPA	10,796	23
	Cofide SPA	48,461	21
*	Gruppo Editoriale L'Espresso SPA	22,920	19
			71,136
Japan (8.2%)
	Toyota Motor Corp.	589,694	34,292
	Mitsubishi UFJ Financial Group Inc.	2,939,336	18,822
	SoftBank Group Corp.	185,484	14,290

Honda Motor Co. Ltd.	386,641	11,506
Sumitomo Mitsui Financial Group Inc.	280,148	10,991
KDDI Corp.	401,600	10,790
Mizuho Financial Group Inc.	5,407,607	10,034
Japan Tobacco Inc.	259,223	8,361
FANUC Corp.	42,216	8,288
Sony Corp.	270,500	8,190
Shin-Etsu Chemical Co. Ltd.	89,202	7,696
Keyence Corp.	19,766	7,676
East Japan Railway Co.	80,619	7,301
Takeda Pharmaceutical Co. Ltd.	168,222	7,046
Seven & i Holdings Co. Ltd.	169,300	6,760
NTT DOCOMO Inc.	282,448	6,753
Mitsubishi Corp.	298,300	6,739
Canon Inc.	226,200	6,692
Mitsubishi Electric Corp.	428,882	6,527
Central Japan Railway Co.	39,259	6,344
Tokio Marine Holdings Inc.	151,832	6,330
Astellas Pharma Inc.	459,600	6,169
Hitachi Ltd.	1,007,688	5,769
Daikin Industries Ltd.	57,679	5,725
Murata Manufacturing Co. Ltd.	41,109	5,537
Mitsui & Co. Ltd.	373,000	5,474
Fuji Heavy Industries Ltd.	132,800	5,314
Kao Corp.	106,748	5,282
Bridgestone Corp.	138,156	5,067
Nidec Corp.	52,606	4,939
Mitsubishi Estate Co. Ltd.	255,191	4,857
Mitsui Fudosan Co. Ltd.	210,000	4,848
Komatsu Ltd.	203,550	4,820
Panasonic Corp.	459,497	4,781
Nintendo Co. Ltd.	23,272	4,763
Denso Corp.	107,400	4,651
Nomura Holdings Inc.	726,600	4,504
Dai-ichi Life Holdings Inc.	244,000	4,423
ITOCHU Corp.	318,100	4,382
ORIX Corp.	285,360	4,305
Nissan Motor Co. Ltd.	430,701	4,261
Otsuka Holdings Co. Ltd.	91,400	4,211
Nippon Steel & Sumitomo Metal Corp.	170,074	4,109
Kubota Corp.	247,300	3,931
Daiwa House Industry Co. Ltd.	139,900	3,789
MS&AD Insurance Group Holdings Inc.	110,850	3,708
Hoya Corp.	84,400	3,679
Kyocera Corp.	67,400	3,509
Fast Retailing Co. Ltd.	11,100	3,491
Tokyo Electron Ltd.	33,700	3,491
Suzuki Motor Corp.	89,781	3,465
SMC Corp.	12,600	3,440
FUJIFILM Holdings Corp.	85,000	3,292
Daiichi Sankyo Co. Ltd.	143,200	3,204
Eisai Co. Ltd.	57,900	3,191
Mitsubishi Heavy Industries Ltd.	695,870	3,126
Recruit Holdings Co. Ltd.	70,870	3,102
Shionogi & Co. Ltd.	64,100	3,087
Secom Co. Ltd.	42,600	3,081
Sumitomo Mitsui Trust Holdings Inc.	82,446	3,073

Sumitomo Corp.	243,700	3,055
Kirin Holdings Co. Ltd.	183,600	3,008
Asahi Group Holdings Ltd.	83,500	2,938
Sompo Holdings Inc.	80,475	2,914
Toray Industries Inc.	335,000	2,901
Shimano Inc.	17,000	2,681
Nitto Denko Corp.	33,600	2,659
Resona Holdings Inc.	483,706	2,619
West Japan Railway Co.	40,100	2,613
Terumo Corp.	69,200	2,560
Sumitomo Realty & Development Co. Ltd.	93,846	2,539
JX Holdings Inc.	536,307	2,529
Asahi Kasei Corp.	271,000	2,527
Olympus Corp.	70,100	2,425
Shiseido Co. Ltd.	86,400	2,415
Daiwa Securities Group Inc.	373,000	2,378
Sumitomo Electric Industries Ltd.	162,700	2,367
MEIJI Holdings Co. Ltd.	29,534	2,288
Oriental Land Co. Ltd.	41,600	2,280
Nippon Telegraph & Telephone Corp.	51,600	2,279
Fujitsu Ltd.	382,906	2,225
Dentsu Inc.	48,149	2,225
Aeon Co. Ltd.	153,000	2,211
Daito Trust Construction Co. Ltd.	15,752	2,202
Ajinomoto Co. Inc.	111,500	2,201
Sekisui House Ltd.	130,200	2,106
Tokyo Gas Co. Ltd.	464,000	2,059
Marubeni Corp.	338,128	2,057
Chubu Electric Power Co. Inc.	152,246	2,033
JFE Holdings Inc.	115,900	2,029
Ono Pharmaceutical Co. Ltd.	98,400	2,019
Inpex Corp.	204,000	2,002
T&D Holdings Inc.	132,500	1,963
Mitsubishi Chemical Holdings Corp.	280,384	1,956
Aisin Seiki Co. Ltd.	41,600	1,903
Sysmex Corp.	31,634	1,901
TDK Corp.	25,900	1,862
Unicharm Corp.	81,600	1,838
Makita Corp.	26,000	1,806
Mazda Motor Corp.	122,300	1,800
Nitori Holdings Co. Ltd.	16,000	1,793
Rakuten Inc.	179,600	1,793
Hankyu Hanshin Holdings Inc.	52,800	1,791
* Toshiba Corp.	824,000	1,767
Sumitomo Chemical Co. Ltd.	327,492	1,745
Japan Exchange Group Inc.	116,500	1,732
Omron Corp.	41,200	1,690
* Kansai Electric Power Co. Inc.	157,800	1,686
Toyota Industries Corp.	34,300	1,655
Taisei Corp.	231,498	1,644
Tokyu Corp.	217,000	1,598
Isuzu Motors Ltd.	117,320	1,574
Osaka Gas Co. Ltd.	419,000	1,571
Asahi Glass Co. Ltd.	208,000	1,545
Yamato Holdings Co. Ltd.	75,600	1,524
Kintetsu Group Holdings Co. Ltd.	395,000	1,518
Odakyu Electric Railway Co. Ltd.	72,500	1,436

Obayashi Corp.	144,100	1,373
Sumitomo Metal Mining Co. Ltd.	101,000	1,368
Chugai Pharmaceutical Co. Ltd.	46,300	1,361
Kajima Corp.	194,000	1,352
NTT Data Corp.	26,700	1,346
Concordia Financial Group Ltd.	253,279	1,336
Ricoh Co. Ltd.	146,300	1,305
Toyota Tsusho Corp.	47,400	1,304
Keikyu Corp.	111,000	1,302
Koito Manufacturing Co. Ltd.	24,500	1,300
Rohm Co. Ltd.	20,300	1,298
LIXIL Group Corp.	55,400	1,294
Dai Nippon Printing Co. Ltd.	127,000	1,292
* Tokyo Electric Power Co. Holdings Inc.	336,900	1,290
Sekisui Chemical Co. Ltd.	78,300	1,278
NEC Corp.	553,000	1,276
Yamaha Motor Co. Ltd.	60,400	1,256
Tohoku Electric Power Co. Inc.	100,800	1,231
TOTO Ltd.	30,300	1,220
Seiko Epson Corp.	58,900	1,213
Nikon Corp.	74,400	1,201
Japan Post Holdings Co. Ltd.	95,492	1,199
Kikkoman Corp.	37,750	1,188
Kuraray Co. Ltd.	74,100	1,174
NSK Ltd.	96,300	1,169
NGK Insulators Ltd.	58,600	1,149
Bandai Namco Holdings Inc.	41,500	1,143
Yahoo Japan Corp.	271,900	1,141
Suntory Beverage & Food Ltd.	26,600	1,132
Nippon Paint Holdings Co. Ltd.	38,300	1,117
NH Foods Ltd.	41,000	1,116
Kyushu Electric Power Co. Inc.	99,900	1,115
M3 Inc.	41,269	1,109
Shimizu Corp.	120,000	1,103
FamilyMart UNY Holdings Co. Ltd.	17,271	1,094
Yamaha Corp.	35,800	1,094
Yakult Honsha Co. Ltd.	21,000	1,079
Alps Electric Co. Ltd.	40,100	1,068
Santen Pharmaceutical Co. Ltd.	84,500	1,062
Japan Post Bank Co. Ltd.	87,135	1,058
Tosoh Corp.	139,981	1,058
Tobu Railway Co. Ltd.	208,000	1,056
Toppan Printing Co. Ltd.	107,000	1,050
MISUMI Group Inc.	55,700	1,041
Yaskawa Electric Corp.	57,463	1,036
Nissan Chemical Industries Ltd.	28,800	1,028
Lawson Inc.	13,900	1,015
Brother Industries Ltd.	54,200	1,000
Keio Corp.	121,000	995
Trend Micro Inc.	25,600	993
Konica Minolta Inc.	95,200	986
Shizuoka Bank Ltd.	113,000	983
Lion Corp.	56,000	974
Shimadzu Corp.	57,000	962
Kawasaki Heavy Industries Ltd.	306,000	958
Ryohin Keikaku Co. Ltd.	5,107	957
Nagoya Railroad Co. Ltd.	192,000	945

	Mitsubishi Tanabe Pharma Corp.	47,100	945
	Isetan Mitsukoshi Holdings Ltd.	80,600	943
	NGK Spark Plug Co. Ltd.	41,600	937
	Taiheiyo Cement Corp.	263,000	919
	Amada Holdings Co. Ltd.	77,800	914
	Stanley Electric Co. Ltd.	32,400	913
	Mitsui Chemicals Inc.	194,000	912
	Hoshizaki Corp.	11,182	911
*	Kyushu Railway Co.	33,524	910
	Seibu Holdings Inc.	53,888	908
	Mitsubishi Materials Corp.	26,534	905
	Aozora Bank Ltd.	246,901	899
	Don Quijote Holdings Co. Ltd.	24,700	896
	Chiba Bank Ltd.	137,000	896
	Hirose Electric Co. Ltd.	6,830	889
*	IHI Corp.	329,000	886
	Electric Power Development Co. Ltd.	38,000	883
	Yamada Denki Co. Ltd.	155,660	858
	Nisshin Seifun Group Inc.	55,820	849
	Nippon Express Co. Ltd.	159,000	841
	Suruga Bank Ltd.	36,900	841
	Sumitomo Heavy Industries Ltd.	122,000	839
	Mebuki Financial Group Inc.	217,550	835
	Hamamatsu Photonics KK	28,800	832
	Yokogawa Electric Corp.	51,600	825
*,^	Sharp Corp.	303,302	820
	Teijin Ltd.	38,800	819
	Oji Holdings Corp.	184,000	814
	Hisamitsu Pharmaceutical Co. Inc.	15,600	814
	Nissin Foods Holdings Co. Ltd.	15,300	807
	Konami Holdings Corp.	20,100	804
^	MINEBEA MITSUMI Inc.	80,684	802
	Mitsubishi Motors Corp.	145,700	789
	JTEKT Corp.	47,900	787
	Nomura Research Institute Ltd.	23,023	787
	Taisho Pharmaceutical Holdings Co. Ltd.	9,300	786
	Kyowa Hakko Kirin Co. Ltd.	57,800	783
	JGC Corp.	45,000	781
	USS Co. Ltd.	44,400	779
	Kansai Paint Co. Ltd.	40,000	777
	Mitsubishi Gas Chemical Co. Inc.	40,500	777
	Mitsui OSK Lines Ltd.	244,397	777
	TonenGeneral Sekiyu KK	66,000	776
	J Front Retailing Co. Ltd.	52,300	755
	Chugoku Electric Power Co. Inc.	66,600	750
	Obic Co. Ltd.	15,600	749
	Daicel Corp.	67,400	745
	Disco Corp.	5,800	741
	Toho Gas Co. Ltd.	98,000	733
	Asics Corp.	37,500	730
	Hulic Co. Ltd.	74,800	729
	ANA Holdings Inc.	245,000	728
	Fukuoka Financial Group Inc.	163,000	720
	Tsuruha Holdings Inc.	7,600	714
	Keihan Holdings Co. Ltd.	107,000	713
	Sojitz Corp.	275,448	710
	Toho Co. Ltd. (Tokyo Shares 9602)	24,600	709

Start Today Co. Ltd.	37,500	706
Nippon Yusen KK	334,000	706
Fuji Electric Co. Ltd.	119,000	705
Keisei Electric Railway Co. Ltd.	29,500	698
Advantest Corp.	36,900	688
Hakuhodo DY Holdings Inc.	54,000	664
Otsuka Corp.	12,900	664
Toyo Suisan Kaisha Ltd.	18,600	664
Rinnai Corp.	7,800	663
Sony Financial Holdings Inc.	39,300	658
Casio Computer Co. Ltd.	47,600	658
Alfresa Holdings Corp.	39,700	653
Hino Motors Ltd.	61,800	652
Haseko Corp.	59,100	651
Marui Group Co. Ltd.	45,500	651
JSR Corp.	37,800	648
Shimamura Co. Ltd.	4,900	642
Sega Sammy Holdings Inc.	40,900	642
Idemitsu Kosan Co. Ltd.	20,500	634
Nabtesco Corp.	24,000	626
Toyo Seikan Group Holdings Ltd.	33,900	625
Shinsei Bank Ltd.	359,000	617
Credit Saison Co. Ltd.	33,800	616
Hiroshima Bank Ltd.	131,000	612
Tokyu Fudosan Holdings Corp.	104,686	612
Sumco Corp.	39,126	612
Hitachi Chemical Co. Ltd.	21,300	605
* Kobe Steel Ltd.	62,100	604
Park24 Co. Ltd.	21,800	602
Tokyo Tatemono Co. Ltd.	45,000	596
Bank of Kyoto Ltd.	76,000	594
Air Water Inc.	32,000	592
Pigeon Corp.	21,800	592
Sumitomo Dainippon Pharma Co. Ltd.	34,900	592
Iida Group Holdings Co. Ltd.	31,581	591
Kobayashi Pharmaceutical Co. Ltd.	13,200	588
Ebara Corp.	18,800	580
Hitachi Metals Ltd.	41,700	578
THK Co. Ltd.	23,400	577
Nankai Electric Railway Co. Ltd.	116,000	574
Nippon Shinyaku Co. Ltd.	11,000	572
Hitachi High-Technologies Corp.	13,300	570
Kaneka Corp.	66,000	569
Kewpie Corp.	22,700	567
Kyushu Financial Group Inc.	81,970	565
SBI Holdings Inc.	40,840	564
Suzuken Co. Ltd.	17,060	563
Sumitomo Rubber Industries Ltd.	35,800	559
Kurita Water Industries Ltd.	23,300	553
Mabuchi Motor Co. Ltd.	10,700	550
Ezaki Glico Co. Ltd.	12,000	549
Chugoku Bank Ltd.	37,300	549
DIC Corp.	17,700	548
Miraca Holdings Inc.	12,000	547
Sohgo Security Services Co. Ltd.	14,400	542
SCREEN Holdings Co. Ltd.	8,600	538
Takashimaya Co. Ltd.	62,000	534

	Ube Industries Ltd.	220,000	529
	Kose Corp.	6,200	528
	Temp Holdings Co. Ltd.	30,200	524
	Yamazaki Baking Co. Ltd.	26,000	523
	MediPal Holdings Corp.	32,100	520
	Calbee Inc.	15,900	518
	Yamaguchi Financial Group Inc.	47,000	512
	Daifuku Co. Ltd.	23,100	511
	Kakaku.com Inc.	28,168	510
	Calsonic Kansei Corp.	32,000	509
	Gunma Bank Ltd.	93,000	507
	Nippon Electric Glass Co. Ltd.	88,000	507
	Azbil Corp.	16,800	507
	Hachijuni Bank Ltd.	86,000	506
	DeNA Co. Ltd.	22,100	494
	Hikari Tsushin Inc.	5,400	493
	Mitsubishi UFJ Lease & Finance Co. Ltd.	92,400	493
	Hitachi Construction Machinery Co. Ltd.	21,400	492
	CyberAgent Inc.	19,800	491
	Nichirei Corp.	24,000	488
	Nippon Shokubai Co. Ltd.	7,000	482
	NOK Corp.	23,500	478
	Hokuhoku Financial Group Inc.	27,800	476
	Square Enix Holdings Co. Ltd.	16,600	476
	Showa Denko KK	28,700	471
	Nippon Kayaku Co. Ltd.	36,000	470
	Sundrug Co. Ltd.	6,800	469
	AEON Financial Service Co. Ltd.	25,900	464
	Denka Co. Ltd.	93,000	458
	Showa Shell Sekiyu KK	46,000	451
^	Kawasaki Kisen Kaisha Ltd.	184,000	447
	Kagome Co. Ltd.	17,200	443
	Sumitomo Forestry Co. Ltd.	32,200	443
	Sotetsu Holdings Inc.	87,000	440
	Maruichi Steel Tube Ltd.	13,100	439
	COMSYS Holdings Corp.	23,600	434
	Kamigumi Co. Ltd.	44,000	428
	Furukawa Electric Co. Ltd.	12,600	428
	Horiba Ltd.	8,100	426
	Nifco Inc.	8,401	423
	Nomura Real Estate Holdings Inc.	24,300	418
	Tsumura & Co.	14,300	417
*,^	PeptiDream Inc.	8,300	413
	Mitsubishi Logistics Corp.	29,000	413
^	Japan Airport Terminal Co. Ltd.	11,500	411
	Matsumotokiyoshi Holdings Co. Ltd.	8,200	408
	Asahi Intecc Co. Ltd.	10,000	407
	NTN Corp.	96,000	405
	Nexon Co. Ltd.	26,600	405
	Ito En Ltd.	12,100	402
	Benesse Holdings Inc.	13,800	402
	Iyo Bank Ltd.	59,400	399
	Rohto Pharmaceutical Co. Ltd.	22,900	398
	Hokuriku Electric Power Co.	39,500	398
	Seven Bank Ltd.	138,400	396
	Takara Holdings Inc.	41,100	393
	Oracle Corp. Japan	7,000	392

Sanwa Holdings Corp.	42,100	392
Zeon Corp.	34,000	390
Nishi-Nippon Railroad Co. Ltd.	88,000	389
Aeon Mall Co. Ltd.	26,772	388
Yokohama Rubber Co. Ltd.	22,000	387
Citizen Watch Co. Ltd.	62,100	386
TIS Inc.	17,000	385
Sapporo Holdings Ltd.	14,800	385
Coca-Cola West Co. Ltd.	13,200	383
Dowa Holdings Co. Ltd.	45,000	382
Pola Orbis Holdings Inc.	4,000	380
Nihon M&A Center Inc.	13,000	379
Ulvac Inc.	10,600	375
Japan Post Insurance Co. Ltd.	16,380	374
Toyoda Gosei Co. Ltd.	15,500	373
Morinaga & Co. Ltd.	8,600	372
Glory Ltd.	11,900	372
Nihon Kohden Corp.	16,200	372
Kaken Pharmaceutical Co. Ltd.	7,300	371
Taiyo Nippon Sanso Corp.	31,100	367
Topcon Corp.	23,900	366
Tokyo Century Corp.	10,700	363
Nippon Paper Industries Co. Ltd.	19,800	362
77 Bank Ltd.	78,000	362
* Tokuyama Corp.	80,000	358
Seino Holdings Co. Ltd.	30,800	356
* Acom Co. Ltd.	82,800	356
Sugi Holdings Co. Ltd.	7,600	354
Relo Group Inc.	2,400	353
Sawai Pharmaceutical Co. Ltd.	6,700	352
DMG Mori Co. Ltd.	25,600	350
Daiichikosho Co. Ltd.	8,800	350
Zenkoku Hosho Co. Ltd.	10,100	350
Kinden Corp.	27,500	349
Izumi Co. Ltd.	8,200	348
Sankyo Co. Ltd.	10,300	344
NHK Spring Co. Ltd.	34,000	343
Fujikura Ltd.	53,000	336
GS Yuasa Corp.	81,000	335
Coca-Cola East Japan Co. Ltd.	15,300	333
OSG Corp.	16,100	333
OKUMA Corp.	32,000	332
Daido Steel Co. Ltd.	73,000	331
Zensho Holdings Co. Ltd.	19,300	331
Nisshin Steel Co. Ltd.	24,300	329
NOF Corp.	31,000	325
Mitsui Mining & Smelting Co. Ltd.	116,000	324
^ MonotaRO Co. Ltd.	12,300	323
ADEKA Corp.	22,100	322
Shochiku Co. Ltd.	27,000	322
Sankyu Inc.	51,000	322
* Nishi-Nippon Financial Holdings Inc.	30,600	321
Hanwa Co. Ltd.	47,000	321
Tadano Ltd.	26,000	319
Sumitomo Osaka Cement Co. Ltd.	79,000	318
Heiwa Corp.	13,100	316
Ushio Inc.	24,800	315

Tokyo Ohka Kogyo Co. Ltd.	8,800	314
Cosmos Pharmaceutical Corp.	1,700	314
Shikoku Electric Power Co. Inc.	32,600	314
Miura Co. Ltd.	19,700	312
Taiyo Yuden Co. Ltd.	25,600	312
Aoyama Trading Co. Ltd.	8,800	310
* Itoham Yonekyu Holdings Inc.	34,872	309
Pilot Corp.	7,600	308
Ain Holdings Inc.	4,200	308
SCSK Corp.	8,200	308
House Foods Group Inc.	14,300	307
Bic Camera Inc.	32,800	306
Japan Airlines Co. Ltd.	9,600	306
Toyobo Co. Ltd.	188,000	305
Ibiden Co. Ltd.	21,400	304
Wacoal Holdings Corp.	25,000	303
Nichias Corp.	29,000	297
H2O Retailing Corp.	17,900	296
Nagase & Co. Ltd.	21,600	296
Kyowa Exeo Corp.	20,000	296
Daishi Bank Ltd.	67,000	296
Leopalace21 Corp.	51,600	296
Amano Corp.	15,400	295
K's Holdings Corp.	16,284	294
Hazama Ando Corp.	42,100	294
Awa Bank Ltd.	47,000	293
Nippon Light Metal Holdings Co. Ltd.	119,800	293
Toyo Tire & Rubber Co. Ltd.	24,100	292
Welcia Holdings Co. Ltd.	5,300	292
Megmilk Snow Brand Co. Ltd.	11,100	291
Morinaga Milk Industry Co. Ltd.	42,000	290
Aica Kogyo Co. Ltd.	11,000	287
Toyota Boshoku Corp.	12,900	286
Okumura Corp.	47,000	285
Juroku Bank Ltd.	82,000	284
Mitsubishi Pencil Co. Ltd.	5,300	284
Toho Holdings Co. Ltd.	13,100	283
Hokkaido Electric Power Co. Inc.	39,000	283
Nipro Corp.	25,100	281
Toda Corp.	51,000	280
Toagosei Co. Ltd.	25,900	277
TechnoPro Holdings Inc.	8,000	276
Shiga Bank Ltd.	49,000	275
ABC-Mart Inc.	4,700	274
Oki Electric Industry Co. Ltd.	18,900	272
TS Tech Co. Ltd.	10,600	271
Nishimatsu Construction Co. Ltd.	54,000	270
San-In Godo Bank Ltd.	32,000	267
Tokai Tokyo Financial Holdings Inc.	47,900	266
Mochida Pharmaceutical Co. Ltd.	3,671	264
Penta-Ocean Construction Co. Ltd.	54,000	264
Yamato Kogyo Co. Ltd.	8,800	263
Jafco Co. Ltd.	7,800	263
Hokkoku Bank Ltd.	69,000	263
Iwatani Corp.	47,000	262
Itochu Techno-Solutions Corp.	9,700	261
Mitsui Engineering & Shipbuilding Co. Ltd.	160,000	259

	Tokyo Seimitsu Co. Ltd.	7,900	259
	Sangetsu Corp.	14,500	257
	Kiyo Bank Ltd.	16,007	255
	Nihon Parkerizing Co. Ltd.	20,500	251
	Onward Holdings Co. Ltd.	34,000	251
	Nippon Suisan Kaisha Ltd.	50,900	251
	Senshu Ikeda Holdings Inc.	54,200	249
	Tsubakimoto Chain Co.	31,000	248
	Shimachu Co. Ltd.	10,100	247
	Resorttrust Inc.	13,400	247
	Nippo Corp.	13,000	246
	Autobacs Seven Co. Ltd.	15,800	245
	Japan Steel Works Ltd.	13,000	244
	Maeda Corp.	28,000	244
	Ogaki Kyoritsu Bank Ltd.	63,000	243
	Fuji Machine Manufacturing Co. Ltd.	19,300	243
	Sanrio Co. Ltd.	12,292	241
*,^	LINE Corp.	7,494	240
	Capcom Co. Ltd.	11,300	240
	Skylark Co. Ltd.	17,700	240
	KYORIN Holdings Inc.	10,900	239
	Nippon Gas Co. Ltd.	8,300	238
	Nisshinbo Holdings Inc.	25,000	238
	Duskin Co. Ltd.	10,900	238
	Hitachi Transport System Ltd.	11,600	237
	Fujitsu General Ltd.	12,000	236
	Kumagai Gumi Co. Ltd.	82,000	235
	Hitachi Kokusai Electric Inc.	10,400	234
	Rengo Co. Ltd.	38,000	232
	Cosmo Energy Holdings Co. Ltd.	13,400	232
	Nikkon Holdings Co. Ltd.	11,200	232
	Lintec Corp.	10,300	231
	SHO-BOND Holdings Co. Ltd.	5,400	229
	Sakata INX Corp.	17,500	229
	Topre Corp.	9,000	229
	FP Corp.	4,800	229
	Valor Holdings Co. Ltd.	8,800	229
	Hitachi Capital Corp.	8,900	228
	HIS Co. Ltd.	8,500	227
	Ship Healthcare Holdings Inc.	8,500	226
	Keiyo Bank Ltd.	49,000	225
	Mandom Corp.	4,700	222
	Heiwado Co. Ltd.	9,600	221
	Maruha Nichiro Corp.	7,900	218
	Takasago Thermal Engineering Co. Ltd.	15,900	217
^	Japan Display Inc.	79,700	216
	Yoshinoya Holdings Co. Ltd.	15,000	216
	Okasan Securities Group Inc.	33,000	215
*	Orient Corp.	117,800	215
	Chiyoda Corp.	32,000	215
^	Nissha Printing Co. Ltd.	7,800	214
	Kandenko Co. Ltd.	23,000	214
	Kadokawa Dwango Corp.	13,736	212
	North Pacific Bank Ltd.	52,400	210
	J Trust Co. Ltd.	19,500	210
^	Fukuyama Transporting Co. Ltd.	38,000	209
	Kyudenko Corp.	7,700	209

	Musashino Bank Ltd.	7,000	207
	Ariake Japan Co. Ltd.	3,900	207
	UACJ Corp.	65,000	204
	Shima Seiki Manufacturing Ltd.	5,900	204
	Meitec Corp.	5,400	203
	Central Glass Co. Ltd.	42,000	201
	Yaoko Co. Ltd.	4,900	199
	Tokai Rika Co. Ltd.	10,000	199
^	GMO Payment Gateway Inc.	4,000	199
	Saibu Gas Co. Ltd.	88,000	199
	Yellow Hat Ltd.	8,600	197
	Arcs Co. Ltd.	8,700	196
	GMO Internet Inc.	13,500	196
	Takeuchi Manufacturing Co. Ltd.	9,200	195
	KYB Corp.	40,000	195
	NTT Urban Development Corp.	22,100	194
	Nippon Seiki Co. Ltd.	9,000	194
	Nanto Bank Ltd.	4,800	193
	Gunze Ltd.	56,000	193
	Miyazaki Bank Ltd.	58,000	192
	Totetsu Kogyo Co. Ltd.	6,500	191
	Kyoritsu Maintenance Co. Ltd.	2,936	191
	Sumitomo Mitsui Construction Co. Ltd.	179,100	190
	Kokuyo Co. Ltd.	15,400	190
	Fuji Oil Holdings Inc.	9,500	190
	Maeda Road Construction Co. Ltd.	11,000	190
	Ryosan Co. Ltd.	6,100	189
	Nippon Steel & Sumikin Bussan Corp.	4,600	189
	Paramount Bed Holdings Co. Ltd.	4,700	189
	Fujitec Co. Ltd.	16,000	188
	Unipres Corp.	8,900	188
	Piolax Inc.	2,900	187
	Fuji Seal International Inc.	8,800	187
	Nachi-Fujikoshi Corp.	38,000	186
	Bank of Okinawa Ltd.	5,180	186
	Colowide Co. Ltd.	11,100	186
	Kenedix Inc.	49,600	185
	Tokyo Steel Manufacturing Co. Ltd.	20,500	185
	Fuyo General Lease Co. Ltd.	3,700	184
	Tochigi Bank Ltd.	36,100	184
	Koei Tecmo Holdings Co. Ltd.	10,800	183
	Sumitomo Bakelite Co. Ltd.	31,000	183
	Tomy Co. Ltd.	17,200	183
	MOS Food Services Inc.	6,200	183
	Shikoku Bank Ltd.	73,000	183
	Kanamoto Co. Ltd.	7,000	182
*,^	Aiful Corp.	60,300	182
	Trusco Nakayama Corp.	8,000	182
	DCM Holdings Co. Ltd.	20,200	181
	Inaba Denki Sangyo Co. Ltd.	5,100	181
	Sanyo Special Steel Co. Ltd.	34,000	180
	Kuroda Electric Co. Ltd.	8,700	179
	Hitachi Zosen Corp.	34,000	179
	Sakata Seed Corp.	6,200	178
	Canon Marketing Japan Inc.	9,300	177
	Nihon Unisys Ltd.	13,700	177
	Hyakugo Bank Ltd.	43,000	177

Takara Standard Co. Ltd.	10,500	177
San-A Co. Ltd.	3,800	176
Anritsu Corp.	25,500	176
Transcosmos Inc.	6,700	176
Tokyo TY Financial Group Inc.	5,049	176
Makino Milling Machine Co. Ltd.	20,000	175
Nisshin Oillio Group Ltd.	37,000	175
Matsui Securities Co. Ltd.	20,400	175
EDION Corp.	18,100	174
Okamura Corp.	17,500	173
Hokuetsu Kishu Paper Co. Ltd.	28,500	173
Sekisui Plastics Co. Ltd.	23,600	172
Yodogawa Steel Works Ltd.	6,000	171
Tokyo Dome Corp.	18,000	171
PALTAC Corp.	6,600	171
Nippon Flour Mills Co. Ltd.	12,000	170
Okinawa Electric Power Co. Inc.	7,325	170
PanaHome Corp.	20,000	170
Toho Bank Ltd.	45,000	169
Ai Holdings Corp.	8,700	167
Daikyonishikawa Corp.	12,800	167
Asatsu-DK Inc.	6,300	167
* Kusuri no Aoki Holdings Co. Ltd.	3,900	167
cocokara fine Inc.	4,000	166
Yuasa Trading Co. Ltd.	6,100	165
Adastria Co. Ltd.	6,140	165
Hyakujushi Bank Ltd.	49,000	163
TOMONY Holdings Inc.	30,600	163
Dexerials Corp.	14,800	163
GungHo Online Entertainment Inc.	74,800	162
FCC Co. Ltd.	8,900	161
Toshiba Machine Co. Ltd.	37,000	161
Toyo Ink SC Holdings Co. Ltd.	33,000	161
Iino Kaiun Kaisha Ltd.	39,400	161
Kissei Pharmaceutical Co. Ltd.	6,548	161
Daiseki Co. Ltd.	8,000	160
Exedy Corp.	5,900	160
TPR Co. Ltd.	5,600	160
Shinmaywa Industries Ltd.	17,000	159
Bank of Nagoya Ltd.	4,400	159
Hokuetsu Bank Ltd.	6,700	158
^ Jin Co. Ltd.	3,100	158
^ Daio Paper Corp.	14,000	157
Gree Inc.	29,100	157
Nippon Signal Company Ltd.	16,400	156
Fukui Bank Ltd.	60,000	155
United Arrows Ltd.	5,500	155
Kato Sangyo Co. Ltd.	6,400	154
Aichi Corp.	20,100	152
Mitsuba Corp.	8,700	152
Nichiha Corp.	5,900	151
* Pioneer Corp.	68,800	151
CKD Corp.	11,300	151
Okamoto Industries Inc.	16,000	151
Yamanashi Chuo Bank Ltd.	32,000	150
Noritz Corp.	8,600	147
Senko Co. Ltd.	23,000	147

	Futaba Corp.	8,400	147
	Hogy Medical Co. Ltd.	2,400	147
	Meidensha Corp.	43,000	146
	ASKUL Corp.	4,500	146
	Eighteenth Bank Ltd.	47,000	145
	Jaccs Co. Ltd.	32,000	145
	Aichi Steel Corp.	3,300	144
	Kanematsu Corp.	82,000	144
	Tokai Carbon Co. Ltd.	40,000	144
	Japan Pulp & Paper Co. Ltd.	44,000	143
	Relia Inc.	13,700	143
*	Toshiba TEC Corp.	26,000	142
	Nissan Shatai Co. Ltd.	15,000	142
	Tokushu Tokai Paper Co. Ltd.	4,000	142
	V Technology Co. Ltd.	900	142
	Gurunavi Inc.	6,400	141
	Taiyo Holdings Co. Ltd.	3,500	141
	Komeri Co. Ltd.	6,000	141
	United Super Markets Holdings Inc.	16,160	141
	Earth Chemical Co. Ltd.	3,300	141
	Nichi-iko Pharmaceutical Co. Ltd.	9,650	141
	Joyful Honda Co. Ltd.	5,094	141
	G-Tekt Corp.	7,500	141
	Kureha Corp.	3,300	140
	Kohnan Shoji Co. Ltd.	7,500	140
	Topy Industries Ltd.	5,000	140
	Ichigo Inc.	42,900	139
	Hiday Hidaka Corp.	5,832	139
	TSI Holdings Co. Ltd.	19,400	139
	Nagatanien Holdings Co. Ltd.	11,000	139
	Osaki Electric Co. Ltd.	13,000	137
	ZERIA Pharmaceutical Co. Ltd.	8,700	137
	Chiyoda Co. Ltd.	5,800	137
	Sekisui Jushi Corp.	8,600	137
	Saizeriya Co. Ltd.	5,900	136
	Nitto Boseki Co. Ltd.	34,000	136
*	Nippon Sheet Glass Co. Ltd.	16,574	136
	Sanken Electric Co. Ltd.	29,000	136
	Takara Bio Inc.	9,500	135
	Hitachi Maxell Ltd.	6,700	135
	Aomori Bank Ltd.	41,000	135
	Daihen Corp.	21,000	135
	Token Corp.	1,900	134
	Seiko Holdings Corp.	37,000	134
	Hokuto Corp.	7,400	134
	Taikisha Ltd.	5,400	134
	Eagle Industry Co. Ltd.	9,900	133
	Keihin Corp.	7,500	133
	Yamagata Bank Ltd.	31,000	133
*,^	euglena Co. Ltd.	12,700	133
	NS Solutions Corp.	6,700	133
	Bank of Iwate Ltd.	3,300	132
	Tokyu Construction Co. Ltd.	16,700	131
^	Zojirushi Corp.	10,000	131
	Takuma Co. Ltd.	15,000	130
	Sanyo Electric Railway Co. Ltd.	23,907	129
	Kameda Seika Co. Ltd.	2,749	129

Okura Industrial Co. Ltd.	27,000	128
Ehime Bank Ltd.	10,600	128
Siix Corp.	3,500	128
Morita Holdings Corp.	9,000	127
Showa Sangyo Co. Ltd.	24,000	127
Maruzen Showa Unyu Co. Ltd.	32,000	127
Nagaileben Co. Ltd.	5,600	127
Japan Petroleum Exploration Co. Ltd.	5,600	126
Kisoji Co. Ltd.	6,000	125
Nishimatsuya Chain Co. Ltd.	10,000	125
Ryobi Ltd.	27,000	123
Sankyo Tateyama Inc.	8,200	123
Kasai Kogyo Co. Ltd.	10,600	122
Toho Zinc Co. Ltd.	28,000	122
Aichi Bank Ltd.	2,100	121
Osaka Steel Co. Ltd.	6,500	121
Daikyo Inc.	59,000	121
Musashi Seimitsu Industry Co. Ltd.	4,400	121
Tosho Co. Ltd.	2,600	121
Chofu Seisakusho Co. Ltd.	5,300	121
Yushin Precision Equipment Co. Ltd.	4,400	120
Katakura Industries Co. Ltd.	10,200	119
Towa Bank Ltd.	117,000	119
Life Corp.	4,100	119
Sumitomo Warehouse Co. Ltd.	22,000	118
Sato Holdings Corp.	5,500	118
Key Coffee Inc.	6,300	118
Marudai Food Co. Ltd.	27,000	117
Open House Co. Ltd.	5,000	117
Kyoei Steel Ltd.	5,800	117
Nippon Densetsu Kogyo Co. Ltd.	7,100	117
Chudenko Corp.	5,500	117
Nippon Soda Co. Ltd.	24,000	117
Seiren Co. Ltd.	9,400	116
Toei Co. Ltd.	13,000	116
Rock Field Co. Ltd.	8,000	116
Kitz Corp.	18,900	115
Nomura Co. Ltd.	6,600	115
Nichicon Corp.	12,200	115
Nichiden Corp.	4,000	115
Kanto Denka Kogyo Co. Ltd.	12,000	114
Daisan Bank Ltd.	7,400	114
IBJ Leasing Co. Ltd.	5,200	114
Royal Holdings Co. Ltd.	6,700	114
Furukawa Co. Ltd.	58,000	113
Toshiba Plant Systems & Services Corp.	7,500	113
Obara Group Inc.	2,400	113
Nikkiso Co. Ltd.	12,100	112
Oita Bank Ltd.	30,000	112
Aeon Delight Co. Ltd.	3,900	112
Noevir Holdings Co. Ltd.	3,200	112
Matsuda Sangyo Co. Ltd.	8,300	112
Hosiden Corp.	14,400	111
Unizo Holdings Co. Ltd.	3,900	111
Senshukai Co. Ltd.	17,000	111
AOKI Holdings Inc.	8,800	111
^ TOKAI Holdings Corp.	15,400	110

Mitsubishi Steel Manufacturing Co. Ltd.	48,000	110
Mirait Holdings Corp.	12,000	109
^ Infomart Corp.	19,400	109
Nitta Corp.	4,000	109
Shinko Electric Industries Co. Ltd.	14,300	108
Nissin Electric Co. Ltd.	9,000	108
TOC Co. Ltd.	13,600	107
Eizo Corp.	3,800	107
Akita Bank Ltd.	34,000	107
Toyo Kanetsu KK	36,000	107
Tokyo Rope Manufacturing Co. Ltd.	6,300	107
NET One Systems Co. Ltd.	15,600	106
Meiko Network Japan Co. Ltd.	9,600	106
Fuso Chemical Co. Ltd.	4,800	106
Chukyo Bank Ltd.	5,200	106
Daibiru Corp.	11,700	106
Axial Retailing Inc.	2,699	106
* KOMEDA Holdings Co. Ltd.	6,400	106
Sankyo Seiko Co. Ltd.	28,400	105
Doutor Nichires Holdings Co. Ltd.	5,500	105
Takasago International Corp.	3,900	104
Monex Group Inc.	39,500	104
Fuji Kyuko Co. Ltd.	11,000	104
Ci:z Holdings Co. Ltd.	3,600	104
Fancl Corp.	7,500	104
Aida Engineering Ltd.	10,500	103
Mizuno Corp.	20,000	103
Yusen Logistics Co. Ltd.	10,400	103
Fuji Soft Inc.	4,200	103
SMS Co. Ltd.	4,300	103
Cawachi Ltd.	4,000	103
VT Holdings Co. Ltd.	21,100	103
Alpine Electronics Inc.	7,000	102
Japan Securities Finance Co. Ltd.	19,000	102
Prima Meat Packers Ltd.	26,000	102
Kita-Nippon Bank Ltd.	3,700	102
Mani Inc.	4,200	101
Takaoka Toko Co. Ltd.	4,800	101
Toridoll Holdings Corp.	4,600	101
Kintetsu World Express Inc.	7,300	101
Yonex Co. Ltd.	2,100	100
DyDo Group Holdings Inc.	1,900	100
Heiwa Real Estate Co. Ltd.	7,200	100
Nitto Kohki Co. Ltd.	4,500	100
Futaba Industrial Co. Ltd.	16,800	100
Uchida Yoko Co. Ltd.	4,600	99
Oiles Corp.	5,560	99
Pacific Industrial Co. Ltd.	8,000	99
T Hasegawa Co. Ltd.	5,800	99
Raito Kogyo Co. Ltd.	9,400	99
Takara Leben Co. Ltd.	17,600	99
Toyo Kohan Co. Ltd.	27,100	98
Sintokogio Ltd.	10,800	98
^ Japan Aviation Electronics Industry Ltd.	8,000	98
Nippon Ceramic Co. Ltd.	5,300	98
^ COLOPL Inc.	11,300	98
Komori Corp.	7,100	97

	Osaka Soda Co. Ltd.	22,000	97
	Milbon Co. Ltd.	2,200	96
	Round One Corp.	13,300	96
	Hokkaido Gas Co. Ltd.	39,000	96
	NS United Kaiun Kaisha Ltd.	51,000	95
*	Pacific Metals Co. Ltd.	30,000	95
	Kotobuki Spirits Co. Ltd.	3,900	94
	Asahi Diamond Industrial Co. Ltd.	12,600	94
	Pack Corp.	3,600	94
	Tachi-S Co. Ltd.	5,700	94
	Starts Corp. Inc.	5,400	94
	NichiiGakkan Co. Ltd.	12,900	93
	NEC Networks & System Integration Corp.	5,100	93
	Sanshin Electronics Co. Ltd.	8,600	93
	Neturen Co. Ltd.	11,600	92
	Menicon Co. Ltd.	3,100	92
	Dip Corp.	4,500	92
	As One Corp.	2,000	92
	Kansai Urban Banking Corp.	7,000	92
	Nippon Valqua Industries Ltd.	5,800	92
	Tsugami Corp.	15,000	92
	Nissin Kogyo Co. Ltd.	5,500	91
^	Outsourcing Inc.	2,700	91
	TKC Corp.	3,000	91
	Tekken Corp.	31,000	91
	Eiken Chemical Co. Ltd.	3,500	90
	Jeol Ltd.	18,000	90
	Inageya Co. Ltd.	6,647	90
	Doshisha Co. Ltd.	4,700	90
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,000	90
	Zenrin Co. Ltd.	4,600	89
	F@N Communications Inc.	13,700	89
	Fujicco Co. Ltd.	4,000	89
*,^	U-Shin Ltd.	11,400	89
	Toenec Corp.	18,000	89
	Iseki & Co. Ltd.	44,000	87
	Bank of Saga Ltd.	34,000	87
	Internet Initiative Japan Inc.	5,400	87
	Tokyo Broadcasting System Holdings Inc.	5,000	86
	SKY Perfect JSAT Holdings Inc.	19,100	86
^	W-Scope Corp.	5,300	86
	Fujiya Co. Ltd.	43,000	86
	Nishio Rent All Co. Ltd.	3,000	86
	Ohsho Food Service Corp.	2,200	85
	Asahi Holdings Inc.	4,300	85
	Kamei Corp.	7,500	85
	ESPEC Corp.	7,500	85
^	Wacom Co. Ltd.	28,000	85
	Godo Steel Ltd.	5,000	85
	Atom Corp.	13,249	85
	kabu.com Securities Co. Ltd.	24,800	85
	Macnica Fuji Electronics Holdings Inc.	6,000	85
	San-Ai Oil Co. Ltd.	11,000	84
	Kyokuyo Co. Ltd.	3,500	84
	Wakita & Co. Ltd.	9,100	84
	NSD Co. Ltd.	5,390	84
	Shinko Plantech Co. Ltd.	11,700	84

Fujimi Inc.	3,800	83
Financial Products Group Co. Ltd.	9,300	83
Plenus Co. Ltd.	3,800	83
* Unitika Ltd.	115,000	82
Funai Soken Holdings Inc.	5,300	82
FIDEA Holdings Co. Ltd.	44,900	82
Ricoh Leasing Co. Ltd.	2,700	82
Max Co. Ltd.	6,000	82
Descente Ltd.	7,200	82
Belluna Co. Ltd.	11,900	82
Daiwabo Holdings Co. Ltd.	33,000	82
Konishi Co. Ltd.	7,000	81
Tokyo Electron Device Ltd.	5,800	81
Giken Ltd.	4,400	81
Sakai Moving Service Co. Ltd.	3,000	80
Press Kogyo Co. Ltd.	17,600	80
Advan Co. Ltd.	8,200	80
Kura Corp.	1,900	79
Konoike Transport Co. Ltd.	6,000	79
Kurabo Industries Ltd.	38,000	79
^ Stella Chemifa Corp.	2,600	79
METAWATER Co. Ltd.	3,200	79
Ichibanya Co. Ltd.	2,400	79
GCA Corp.	10,800	79
Riso Kagaku Corp.	4,400	78
Warabeya Nichiyo Holdings Co. Ltd.	3,600	78
Sakai Chemical Industry Co. Ltd.	22,000	78
Hibiya Engineering Ltd.	5,100	77
Seikagaku Corp.	5,200	77
Fujitsu Frontech Ltd.	5,900	77
ASKA Pharmaceutical Co. Ltd.	5,100	77
Bando Chemical Industries Ltd.	8,500	76
Ines Corp.	7,400	75
Nohmi Bosai Ltd.	5,000	75
Koa Corp.	6,400	75
Elecom Co. Ltd.	4,400	75
Denyo Co. Ltd.	5,100	74
Joshin Denki Co. Ltd.	8,000	74
Dunlop Sports Co. Ltd.	8,000	74
^ Create Restaurants Holdings Inc.	8,400	73
Hioki EE Corp.	3,800	73
Next Co. Ltd.	10,800	73
Ichiyoshi Securities Co. Ltd.	9,400	73
YAMABIKO Corp.	5,200	73
Create SD Holdings Co. Ltd.	3,300	73
Yamazen Corp.	8,500	73
Namura Shipbuilding Co. Ltd.	10,900	73
BML Inc.	3,000	72
Pressance Corp.	6,000	72
^ COOKPAD Inc.	8,100	72
Takamatsu Construction Group Co. Ltd.	3,200	72
T-Gaia Corp.	4,400	72
Tsubaki Nakashima Co. Ltd.	4,500	72
Atsugi Co. Ltd.	65,000	72
UKC Holdings Corp.	3,700	72
Tsukui Corp.	10,600	72
Sinfonia Technology Co. Ltd.	28,000	72

	Bank of the Ryukyus Ltd.	5,300	71
	Fuji Co. Ltd.	3,400	71
	Japan Wool Textile Co. Ltd.	9,000	70
	Sanyo Denki Co. Ltd.	9,000	70
	Qol Co. Ltd.	5,400	70
	Nippon Thompson Co. Ltd.	15,000	70
	Sodick Co. Ltd.	8,000	70
	Mimasu Semiconductor Industry Co. Ltd.	4,300	69
	Shikoku Chemicals Corp.	7,000	69
	Micronics Japan Co. Ltd.	7,000	69
	Tosei Corp.	10,200	69
	Studio Alice Co. Ltd.	3,600	69
	Foster Electric Co. Ltd.	4,400	69
	Mitsubishi Shokuhin Co. Ltd.	2,300	69
	Toppan Forms Co. Ltd.	6,600	68
	Sanki Engineering Co. Ltd.	8,000	68
	Star Micronics Co. Ltd.	4,500	68
	Tocalo Co. Ltd.	3,000	68
	Daiken Corp.	3,600	68
	Toyo Corp.	7,800	68
^	Anicom Holdings Inc.	3,300	67
*	Hito Communications Inc.	4,700	67
	Taihei Dengyo Kaisha Ltd.	7,000	67
	Aisan Industry Co. Ltd.	7,900	66
	St. Marc Holdings Co. Ltd.	2,200	66
	Daidoh Ltd.	16,900	66
	Benefit One Inc.	2,600	66
	OBIC Business Consultants Co. Ltd.	1,400	66
	Sogo Medical Co. Ltd.	1,800	66
	Canon Electronics Inc.	4,300	66
	Justsystems Corp.	6,000	66
*,^	OSAKA Titanium Technologies Co. Ltd.	4,100	66
	Taiho Kogyo Co. Ltd.	4,500	66
	Fujibo Holdings Inc.	2,200	65
	Optex Group Co. Ltd.	2,800	65
	Inabata & Co. Ltd.	5,700	65
	Tamura Corp.	17,000	65
	EPS Holdings Inc.	5,100	65
	Goldwin Inc.	1,400	65
	Bunka Shutter Co. Ltd.	8,000	65
	Shibuya Corp.	3,200	64
	Anest Iwata Corp.	6,600	64
	Vital KSK Holdings Inc.	7,200	64
	Ichikoh Industries Ltd.	17,000	64
	TV Asahi Holdings Corp.	3,200	64
	Clarion Co. Ltd.	17,000	64
	Kenko Mayonnaise Co. Ltd.	2,400	64
	JVC Kenwood Corp.	23,600	64
	Shibusawa Warehouse Co. Ltd.	21,000	64
	Fukushima Industries Corp.	2,000	63
	Chiba Kogyo Bank Ltd.	12,200	63
	ST Corp.	4,000	63
	Hitachi Koki Co. Ltd.	8,100	62
	Matsuya Foods Co. Ltd.	1,700	62
^	Toho Co. Ltd. (Tokyo Shares 8142)	2,800	62
	Honeys Co. Ltd.	6,460	62
	Tv Tokyo Holdings Corp.	3,000	61

Oyo Corp.	4,800	61
Sanyo Chemical Industries Ltd.	1,400	61
* Nissei Build Kogyo Co. Ltd.	12,000	61
Sumitomo Riko Co. Ltd.	5,900	61
Mitsuboshi Belting Ltd.	7,000	61
^ Istyle Inc.	8,900	61
Kitagawa Iron Works Co. Ltd.	2,800	61
Megachips Corp.	2,500	61
Marusan Securities Co. Ltd.	7,200	61
Aeon Fantasy Co. Ltd.	2,200	61
Nittetsu Mining Co. Ltd.	1,200	61
Kourakuen Holdings Corp.	4,200	60
Yahagi Construction Co. Ltd.	6,400	60
* Miroku Jyoho Service Co. Ltd.	4,000	60
Tokai Corp.	1,700	60
Itochu Enex Co. Ltd.	7,300	59
Riken Vitamin Co. Ltd.	1,500	59
Kaga Electronics Co. Ltd.	3,400	59
Nippon Parking Development Co. Ltd.	43,500	59
Fukuda Corp.	6,000	59
DTS Corp.	2,600	59
Kato Works Co. Ltd.	2,200	59
Nissin Corp.	19,000	59
Toyo Engineering Corp.	22,000	59
Nippon Koei Co. Ltd.	2,600	59
Ringer Hut Co. Ltd.	2,800	58
^ Toho Titanium Co. Ltd.	7,300	58
Chugoku Marine Paints Ltd.	8,000	58
Tokyotokeiba Co. Ltd.	25,000	58
Arakawa Chemical Industries Ltd.	3,500	58
Keiyo Co. Ltd.	11,400	58
Kanematsu Electronics Ltd.	2,500	58
Trancom Co. Ltd.	1,200	58
Taisei Lamick Co. Ltd.	2,100	58
Systena Corp.	3,600	58
Shinwa Co. Ltd.	3,600	57
Fudo Tetra Corp.	31,300	57
* Japan Material Co. Ltd.	3,800	57
Yondoshi Holdings Inc.	2,600	57
Wowow Inc.	1,800	57
* CMK Corp.	9,600	57
^ Marvelous Inc.	7,600	57
Sanden Holdings Corp.	18,000	57
JAC Recruitment Co. Ltd.	4,700	57
Chiyoda Integre Co. Ltd.	2,600	56
Union Tool Co.	2,000	56
OSJB Holdings Corp.	25,600	55
J-Oil Mills Inc.	1,600	55
Daiho Corp.	12,000	55
Sagami Chain Co. Ltd.	4,800	55
Mie Kotsu Group Holdings Inc.	15,900	55
Mitani Sekisan Co. Ltd.	2,100	55
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	55
Ihara Chemical Industry Co. Ltd.	5,900	55
Shizuoka Gas Co. Ltd.	8,400	55
Ryoyo Electro Corp.	4,300	54
Minato Bank Ltd.	2,900	54

	Avex Group Holdings Inc.	3,600	54
	Noritake Co. Ltd.	2,100	54
	Mars Engineering Corp.	2,800	54
	Tsukishima Kikai Co. Ltd.	5,000	54
*	Kintetsu Department Store Co. Ltd.	17,000	54
	Alpen Co. Ltd.	3,000	54
	Tokyo Energy & Systems Inc.	6,000	53
	Mitsui Sugar Co. Ltd.	2,400	53
	JSP Corp.	2,300	53
	Nippon Denko Co. Ltd.	18,500	53
	Digital Arts Inc.	2,000	53
	Toyo Construction Co. Ltd.	14,700	53
	Elematec Corp.	3,100	53
	Fujimori Kogyo Co. Ltd.	2,000	53
	Cosel Co. Ltd.	4,500	53
^	Kumiai Chemical Industry Co. Ltd.	9,000	53
	Shin-Etsu Polymer Co. Ltd.	7,100	52
	Melco Holdings Inc.	1,800	52
	Juki Corp.	4,800	52
	JCR Pharmaceuticals Co. Ltd.	2,200	52
	Rokko Butter Co. Ltd.	2,400	51
	Nippon Carbon Co. Ltd.	21,000	51
	Misawa Homes Co. Ltd.	5,400	51
	Yurtec Corp.	7,000	51
	Tenma Corp.	2,800	51
	Yokogawa Bridge Holdings Corp.	4,000	51
	Itoki Corp.	7,900	51
	Shimizu Bank Ltd.	1,600	51
*	Mitsubishi Paper Mills Ltd.	7,300	51
	Tonami Holdings Co. Ltd.	16,000	51
	Onoken Co. Ltd.	4,200	51
^	Right On Co. Ltd.	5,800	50
	Kurimoto Ltd.	2,400	50
	Sumitomo Seika Chemicals Co. Ltd.	1,200	50
	Hakuto Co. Ltd.	5,492	50
	Yushiro Chemical Industry Co. Ltd.	3,858	50
*	Ishihara Sangyo Kaisha Ltd.	6,100	50
	Japan Transcity Corp.	13,000	50
	Tanseisha Co. Ltd.	6,300	50
	Showa Corp.	7,200	50
*,^	Takata Corp.	10,500	50
	Maeda Kosen Co. Ltd.	4,300	49
	Maruwa Co. Ltd.	1,500	49
	Nihon Chouzai Co. Ltd.	1,300	49
	Hosokawa Micron Corp.	7,000	49
	Aiphone Co. Ltd.	2,900	49
	Achilles Corp.	3,300	49
	Riken Technos Corp.	9,700	49
	Kobe Bussan Co. Ltd.	1,500	49
	Modec Inc.	2,900	48
*	Vector Inc.	4,600	48
	Daiichi Jitsugyo Co. Ltd.	8,000	48
^	Japan Cash Machine Co. Ltd.	3,600	48
	Roland DG Corp.	1,600	48
	Meisei Industrial Co. Ltd.	9,000	48
	Bell System24 Holdings Inc.	5,400	48
	Belc Co. Ltd.	1,300	48

Shindengen Electric Manufacturing Co. Ltd.	13,000	48
Amuse Inc.	3,000	48
* KNT-CT Holdings Co. Ltd.	37,000	48
Mitsubishi Nichiyu Forklift Co. Ltd.	6,600	47
Takiron Co. Ltd.	10,000	47
Fujikura Kasei Co. Ltd.	8,000	47
Prestige International Inc.	6,400	47
Ministop Co. Ltd.	2,600	47
Nippon Kanzai Co. Ltd.	3,000	47
Daido Metal Co. Ltd.	5,000	47
Dai Nippon Toryo Co. Ltd.	22,000	47
Nitto Kogyo Corp.	3,400	46
Arata Corp.	1,900	46
Goldcrest Co. Ltd.	2,600	46
Idec Corp.	4,500	46
ASAHI YUKIZAI Corp.	22,000	46
Kyodo Printing Co. Ltd.	13,000	46
PAL GROUP Holdings Co. Ltd.	1,800	46
^ Pasona Group Inc.	6,700	46
K&O Energy Group Inc.	2,900	46
^ Michinoku Bank Ltd.	27,000	46
Koatsu Gas Kogyo Co. Ltd.	7,000	45
Mie Bank Ltd.	2,200	45
Yomiuri Land Co. Ltd.	11,000	45
Kanagawa Chuo Kotsu Co. Ltd.	7,000	45
Nippon Road Co. Ltd.	11,000	45
Nippon Beet Sugar Manufacturing Co. Ltd.	2,200	45
Toa Corp. (Tokyo Shares 6809)	4,900	45
Tsukuba Bank Ltd.	14,600	44
Matsuya Co. Ltd.	5,100	44
Nippon Chemi-Con Corp.	19,000	44
SMK Corp.	12,000	44
Komatsu Seiren Co. Ltd.	6,800	43
Jimoto Holdings Inc.	25,700	43
CONEXIO Corp.	3,300	43
Teikoku Sen-I Co. Ltd.	3,200	43
Yorozu Corp.	3,100	43
Towa Pharmaceutical Co. Ltd.	1,100	43
Yokohama Reito Co. Ltd.	4,700	43
Information Services International-Dentsu Ltd.	2,300	42
Itochu-Shokuhin Co. Ltd.	1,100	42
WATAMI Co. Ltd.	4,300	42
Toyo Tanso Co. Ltd.	2,500	42
Daito Pharmaceutical Co. Ltd.	2,100	42
Xebio Holdings Co. Ltd.	2,800	42
Daikokutenbussan Co. Ltd.	900	42
^ BRONCO BILLY Co. Ltd.	1,700	42
Riken Corp.	1,100	42
Daiwa Industries Ltd.	4,800	42
Torishima Pump Manufacturing Co. Ltd.	4,200	42
Okabe Co. Ltd.	4,900	41
Tsurumi Manufacturing Co. Ltd.	3,000	41
Enplas Corp.	1,400	41
* SWCC Showa Holdings Co. Ltd.	52,000	41
* Wellnet Corp.	3,500	41
^ Fujita Kanko Inc.	13,000	41
Zuiko Corp.	1,100	41

	Mitsubishi Kakoki Kaisha Ltd.	21,000	41
	AOI Electronics Co. Ltd.	1,300	40
	Shinnihon Corp.	5,200	40
	IDOM Inc.	6,100	40
	Broadleaf Co. Ltd.	6,400	40
	Kitano Construction Corp.	14,000	40
	Kyokuto Securities Co. Ltd.	2,700	39
	Sanyo Shokai Ltd.	26,000	39
	Sumitomo Densetsu Co. Ltd.	3,400	39
	Arcland Service Holdings Co. Ltd.	1,400	38
	Toa Corp. (Tokyo Shares 1885)	2,400	38
^	S Foods Inc.	1,400	38
	Tatsuta Electric Wire and Cable Co. Ltd.	9,200	38
	Tosho Printing Co. Ltd.	9,000	38
	Nippon Chemiphar Co. Ltd.	752	37
	PC Depot Corp.	6,720	37
	Halows Co. Ltd.	1,800	37
	Sumitomo Real Estate Sales Co. Ltd.	1,600	36
	Denki Kogyo Co. Ltd.	7,000	36
	Mitsui-Soko Holdings Co. Ltd.	12,000	36
	Pronexus Inc.	3,800	36
	Kobelco Eco-Solutions Co. Ltd.	8,000	35
	Hamakyorex Co. Ltd.	1,800	35
	Tamron Co. Ltd.	1,900	34
	Arcland Sakamoto Co. Ltd.	2,800	34
	Happinet Corp.	3,000	34
	Furuno Electric Co. Ltd.	5,100	34
	Starzen Co. Ltd.	800	34
	Torii Pharmaceutical Co. Ltd.	1,500	33
	Kappa Create Co. Ltd.	2,800	33
	Nippon Yakin Kogyo Co. Ltd.	19,500	33
	Mito Securities Co. Ltd.	12,000	33
	Nihon Nohyaku Co. Ltd.	6,000	33
	Sac's Bar Holdings Inc.	3,000	33
	Sun Frontier Fudousan Co. Ltd.	3,600	32
	Geo Holdings Corp.	2,700	31
	Showa Aircraft Industry Co. Ltd.	3,000	31
	Ateam Inc.	1,600	30
	Gecoss Corp.	3,200	30
*	Nippon Sharyo Ltd.	12,000	29
*,^	Akebono Brake Industry Co. Ltd.	10,700	29
	Nihon Trim Co. Ltd.	800	29
	Mitsui High-Tec Inc.	3,500	27
	NEC Capital Solutions Ltd.	1,600	25
^	Jamco Corp.	1,100	25
*,^	Laox Co. Ltd.	3,900	24
*	KLab Inc.	4,300	24
	Future Corp.	3,200	22
	Chuetsu Pulp & Paper Co. Ltd.	10,000	22
	Chugai Ro Co. Ltd.	11,000	22
	Okuwa Co. Ltd.	2,000	20
	Nissei ASB Machine Co. Ltd.	1,000	19
^	Japan Drilling Co. Ltd.	900	19
	Zuken Inc.	1,600	18
	Funai Electric Co. Ltd.	2,000	16
^	Tabuchi Electric Co. Ltd.	4,200	15
			784,888

Malaysia (0.3%)
Public Bank Bhd. (Local)	657,371	2,983
Tenaga Nasional Bhd.	747,650	2,260
Malayan Banking Bhd.	1,193,305	2,215
Sime Darby Bhd.	730,475	1,469
CIMB Group Holdings Bhd.	1,257,152	1,411
Axiata Group Bhd.	1,021,751	1,092
Petronas Chemicals Group Bhd.	600,489	966
DiGi.Com Bhd.	775,500	868
Genting Bhd.	464,500	860
IHH Healthcare Bhd.	600,920	853
Petronas Gas Bhd.	166,800	787
Maxis Bhd.	528,400	734
IOI Corp. Bhd.	733,940	731
Genting Malaysia Bhd.	635,800	723
Kuala Lumpur Kepong Bhd.	113,100	615
IJM Corp. Bhd.	664,420	497
MISC Bhd.	295,956	489
Gamuda Bhd.	446,400	485
AMMB Holdings Bhd.	441,700	457
PPB Group Bhd.	119,700	440
YTL Corp. Bhd.	1,138,466	391
* SapuraKencana Petroleum Bhd.	966,695	376
Hong Leong Bank Bhd.	125,800	374
Telekom Malaysia Bhd.	239,000	321
Petronas Dagangan Bhd.	59,700	317
Dialog Group Bhd.	837,748	289
British American Tobacco Malaysia Bhd.	27,500	288
HAP Seng Consolidated Bhd.	137,400	270
2 Astro Malaysia Holdings Bhd.	432,787	266
RHB Bank Bhd.	236,950	262
Malaysia Airports Holdings Bhd.	165,800	232
IOI Properties Group Bhd.	447,897	216
Top Glove Corp. Bhd.	181,800	214
Bursa Malaysia Bhd.	99,300	199
My EG Services Bhd.	523,650	188
Sunway REIT	466,000	187
Alliance Financial Group Bhd.	217,900	185
KLCCP Stapled Group	102,000	184
Berjaya Sports Toto Bhd.	272,531	180
Felda Global Ventures Holdings Bhd.	430,800	180
YTL Power International Bhd.	554,718	179
Westports Holdings Bhd.	188,600	178
Malakoff Corp. Bhd.	557,800	161
Hartalega Holdings Bhd.	147,000	157
TIME dotCom Bhd.	86,600	156
Press Metal Bhd.	334,880	155
UMW Holdings Bhd.	121,600	155
* Malaysian Resources Corp. Bhd.	475,800	154
Inari Amertron Bhd.	379,650	153
Hong Leong Financial Group Bhd.	45,442	151
AirAsia Bhd.	258,800	149
Genting Plantations Bhd.	58,800	145
Lafarge Malaysia Bhd.	85,200	133
Kossan Rubber Industries	81,600	123
Sunway Bhd.	177,043	121
KPJ Healthcare Bhd.	124,200	118

WCT Holdings Bhd.	264,420	109
Cahya Mata Sarawak Bhd.	115,100	107
Bumi Armada Bhd.	764,850	105
Mah Sing Group Bhd.	305,050	102
* Berjaya Corp. Bhd.	1,104,263	95
Malaysia Building Society Bhd.	380,100	94
QL Resources Bhd.	92,700	92
Pavilion REIT	203,500	89
Yinson Holdings Bhd.	121,600	85
Sunway Construction Group Bhd.	217,094	83
Unisem M Bhd.	143,400	82
Media Prima Bhd.	339,000	78
MMC Corp. Bhd.	144,100	76
Pos Malaysia Bhd.	77,300	70
* AirAsia X Bhd.	759,600	69
* Eco World Development Group Bhd.	194,600	64
Muhibbah Engineering M Bhd.	115,500	62
* UMW Oil & Gas Corp. Bhd.	374,900	59
VS Industry Bhd.	154,600	52
UEM Sunrise Bhd.	200,900	50
Aeon Co. M Bhd.	93,100	50
Bermaz Auto Bhd.	97,020	46
OSK Holdings Bhd.	139,400	44
* Dayang Enterprise Holdings Bhd.	177,900	43
Syarikat Takaful Malaysia Bhd.	43,900	41
DRB-Hicom Bhd.	145,200	38
Eastern & Oriental Bhd.	92,004	35
* KNM Group Bhd.	420,500	33
* Puncak Niaga Holdings Bhd.	140,200	29
Supermax Corp. Bhd.	58,600	28
Datasonic Group Bhd.	87,200	23
* Mulpha International Bhd.	376,800	19
Coastal Contracts Bhd.	47,000	15
* Parkson Holdings Bhd.	81,552	12
* Mudajaya Group Bhd.	61,100	12
* Malaysia Marine and Heavy Engineering Holdings Bhd.	25,400	6
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	4
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	2
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	2
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	34,850	2
* RHB Captial BHD	116,200	1
* KPJ Healthcare Warrants Exp. 01/23/2019	12,000	1
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	1
* KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	1
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	23,257	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	1
* Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
		30,555
Malta (0.0%)
* BGP Holdings PLC	197,753	—

Mexico (0.4%)
America Movil SAB de CV	6,370,909	4,014
Fomento Economico Mexicano SAB de CV	469,958	3,535
Grupo Aeroportuario del Pacifico SAB de CV ADR	37,400	2,892
Grupo Mexico SAB de CV Class B	852,947	2,558
* Cemex SAB de CV	2,746,403	2,536

	Grupo Televisa SAB	545,700	2,434
	Grupo Financiero Banorte SAB de CV	494,231	2,369
	Wal-Mart de Mexico SAB de CV	1,204,400	2,131
	Grupo Bimbo SAB de CV Class A	399,800	886
	Alfa SAB de CV Class A	619,200	803
	Fibra Uno Administracion SA de CV	559,640	800
	Grupo Aeroportuario del Sureste SAB de CV Class B	48,516	703
	Grupo Financiero Inbursa SAB de CV	455,200	675
	Industrias Penoles SAB de CV	27,275	645
	Coca-Cola Femsa SAB de CV	91,000	565
	Mexichem SAB de CV	229,993	545
	Infraestructura Energetica Nova SAB de CV	109,400	483
	Gruma SAB de CV Class B	35,535	478
	Grupo Financiero Santander Mexico SAB de CV Class B	313,465	447
	Grupo Carso SAB de CV	106,030	426
*	Promotora y Operadora de Infraestructura SAB de CV	46,312	404
	El Puerto de Liverpool SAB de CV	54,100	341
	Gentera SAB de CV	231,900	339
	Alsea SAB de CV	116,400	336
	Arca Continental SAB de CV	59,600	321
	Kimberly-Clark de Mexico SAB de CV Class A	169,500	304
	Grupo Aeroportuario del Pacifico SAB de CV Class B	37,900	294
	Banregio Grupo Financiero SAB de CV	47,700	265
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	46,600	199
	PLA Administradora Industrial S de RL de CV	141,986	196
*	Industrias CH SAB de CV Class B	30,347	192
	Megacable Holdings SAB de CV	52,162	166
*	Grupo Aeromexico SAB de CV	87,849	164
*	Telesites SAB de CV	278,439	162
*	Genomma Lab Internacional SAB de CV Class B	153,563	161
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	117,600	159
	Macquarie Mexico Real Estate Management SA de CV	161,500	159
	Bolsa Mexicana de Valores SAB de CV	112,700	154
	Grupo Elektra SAB DE CV	11,000	143
	Concentradora Fibra Hotelera Mexicana SA de CV	186,916	135
	OHL Mexico SAB de CV	136,100	129
*	Organizacion Soriana SAB de CV Class B	57,125	121
	Corp Inmobiliaria Vesta SAB de CV	107,000	118
	Grupo Lala SAB de CV	78,900	118
2	Nemak SAB de CV	119,300	111
	Industrias Bachoco SAB de CV Class B	27,100	105
	Qualitas Controladora SAB de CV	68,064	102
	Grupo Financiero Interacciones SA de CV	26,377	100
	Grupo Comercial Chedraui SA de CV	53,100	98
	Prologis Property Mexico SA de CV	69,400	95
	TV Azteca SAB de CV	507,500	81
	Concentradora Fibra Danhos SA de CV	53,076	80
	Grupo Herdez SAB de CV	41,400	74
	Alpek SAB de CV	59,100	68
*	Credito Real SAB de CV SOFOM ER	47,600	68
*	Grupo GICSA SA de CV	122,600	68
*	Minera Frisco SAB de CV	81,563	67
	Unifin Financiera SAB de CV SOFOM ENR	27,100	64
*	Grupo Simec SAB de CV Class B	13,000	60
*	La Comer SAB de CV	83,080	59
*,2	Elementia SAB de CV	45,250	50
	Rassini SAB de CV	13,422	50

*	Axtel SAB de CV	212,700	38
*	Hoteles City Express SAB de CV	40,800	36
	Grupo Rotoplas SAB de CV	23,500	29
*	Promotora y Operadora de Infraestructura SAB de CV	3,470	23
	Consorcio ARA SAB de CV	56,800	18
*	Cemex SAB de CV ADR	70	1
			36,550
Netherlands (0.9%)
	Unilever NV	334,273	13,559
	ING Groep NV	832,986	11,967
	ASLM Holdings NV (Amsterdam Shares)	66,877	8,121
	Koninklijke Philips NV	201,219	5,904
*	Koninklijke Ahold Delhaize NV	276,162	5,883
	Akzo Nobel NV	54,935	3,728
	Heineken NV	47,033	3,518
	RELX NV	197,643	3,338
*	ArcelorMittal	397,523	3,100
	NN Group NV	70,926	2,512
	Koninklijke DSM NV	39,004	2,487
	Wolters Kluwer NV	64,713	2,475
	Aegon NV	385,011	2,093
	Koninklijke KPN NV	679,008	1,956
*	Altice NV Class A	81,450	1,788
	Heineken Holding NV	21,390	1,503
2	ABN AMRO Group NV	60,600	1,426
	Randstad Holding NV	23,250	1,353
	Gemalto NV	17,537	1,019
	Aalberts Industries NV	20,090	705
	SBM Offshore NV	38,935	633
	Boskalis Westminster	17,119	633
	Koninklijke Vopak NV	13,974	600
	Delta Lloyd NV	98,499	567
*	Altice NV Class B	24,752	546
	IMCD Group NV	11,601	521
	ASM International NV	10,155	501
*	Galapagos NV	7,458	486
	APERAM SA	9,714	459
	TKH Group NV	10,533	427
*	ASR Nederland NV	15,538	427
*	PostNL NV	91,852	403
^	Wereldhave NV	8,273	363
	Corbion NV	13,458	345
*,^	OCI NV	17,924	338
	Eurocommercial Properties NV	8,295	308
	ASLM Holdings (New York Shares)	2,375	288
*	TomTom NV	29,775	273
2	GrandVision NV	10,772	257
*	Fugro NV	15,578	246
	BE Semiconductor Industries NV	6,739	243
*,2	Philips Lighting NV	9,203	237
	Koninklijke BAM Groep NV	49,191	232
	Wessanen	15,812	224
	Vastned Retail NV	5,721	211
	Arcadis NV	15,229	207
2	Flow Traders	5,636	197
	NSI NV	48,092	195
*	Constellium NV Class A	22,400	168

2	Refresco Group NV	10,920	165
	Accell Group	5,098	120
*,2	Basic-Fit NV	5,200	90
	Brunel International NV	4,071	71
	BinckBank NV	6,465	37
			89,453
New Zealand (0.1%)
	Fletcher Building Ltd.	153,674	1,184
	Spark New Zealand Ltd.	386,039	995
	Auckland International Airport Ltd.	188,277	944
	Fisher & Paykel Healthcare Corp. Ltd.	116,190	741
	Meridian Energy Ltd.	333,144	644
	Ryman Healthcare Ltd.	88,723	567
	Contact Energy Ltd.	158,887	557
	Z Energy Ltd.	74,039	395
	Mercury NZ Ltd.	171,365	386
	SKYCITY Entertainment Group Ltd.	135,440	375
	Trade Me Group Ltd.	88,361	328
	SKY Network Television Ltd.	91,193	310
	Mainfreight Ltd.	18,429	283
	Kiwi Property Group Ltd.	260,678	276
*	Xero Ltd.	19,041	264
	Chorus Ltd.	87,985	262
*,^	a2 Milk Co. Ltd.	146,289	238
	EBOS Group Ltd.	17,526	217
	Precinct Properties New Zealand Ltd.	225,936	205
	Genesis Energy Ltd.	126,986	201
	Goodman Property Trust	210,602	194
	Infratil Ltd.	83,585	176
	Air New Zealand Ltd.	106,432	164
	Summerset Group Holdings Ltd.	41,195	150
	Freightways Ltd.	27,905	143
	Argosy Property Ltd.	158,281	119
	Vector Ltd.	48,710	115
	Vital Healthcare Property Trust	70,646	106
	Metlifecare Ltd.	23,606	97
	Heartland Bank Ltd.	52,255	60
	New Zealand Refining Co. Ltd.	23,095	46
	Kathmandu Holdings Ltd.	32,196	45
	Warehouse Group Ltd.	18,061	35
	TOWER Ltd.	26,604	16
			10,838
Norway (0.3%)
	DNB ASA	232,475	3,878
	Statoil ASA	206,516	3,851
	Telenor ASA	151,107	2,395
	Norsk Hydro ASA	283,557	1,617
	Yara International ASA	38,059	1,605
	Orkla ASA	163,623	1,527
	Marine Harvest ASA	78,703	1,390
	Schibsted ASA Class B	32,655	813
*	Subsea 7 SA	58,259	793
	Gjensidige Forsikring ASA	35,949	619
*	Storebrand ASA	97,695	596
	Golar LNG Ltd.	19,800	512
	TGS Nopec Geophysical Co. ASA	21,011	504

	Aker BP ASA	21,347	388
	Tomra Systems ASA	30,168	330
	Salmar ASA	11,404	323
2	XXL ASA	24,440	282
	Leroy Seafood Group ASA	4,755	265
	Bakkafrost P/F	6,820	262
	Aker ASA	6,302	261
	SpareBank 1 SR-Bank ASA	33,162	246
	SpareBank 1 SMN	27,517	230
*,^	Petroleum Geo-Services ASA	67,163	223
	Atea ASA	21,815	212
2	Entra ASA	18,694	202
	Veidekke ASA	13,234	197
	Kongsberg Gruppen ASA	11,677	193
*,^	Seadrill Ltd.	84,727	166
*,2	Aker Solutions ASA	29,567	159
*	DNO ASA	145,158	152
	Austevoll Seafood ASA	15,248	141
*	Nordic Semiconductor ASA	32,248	136
2	BW LPG Ltd.	23,866	122
	Schibsted ASA Class A	4,135	109
	Frontline Ltd.	14,000	97
*	Norwegian Air Shuttle ASA	2,898	95
	Opera Software ASA	19,169	86
	Ocean Yield ASA	10,516	80
	Hoegh LNG Holdings Ltd.	6,871	76
*	Wilh Wilhelmsen ASA	10,986	54
	Stolt-Nielsen Ltd.	3,357	51
*,^	REC Silicon ASA	292,534	46
	Norwegian Property ASA	35,988	43
*	Akastor ASA	17,120	31
*	Treasure ASA	10,986	23
*	Prosafe SE Class A	1,060	4
			25,385
Pakistan (0.0%)
	Lucky Cement Ltd.	34,400	274
	Hub Power Co. Ltd.	164,500	217
	United Bank Ltd.	95,600	215
	Oil & Gas Development Co. Ltd.	122,500	188
	Engro Corp. Ltd.	54,700	175
	Fauji Fertilizer Co. Ltd.	120,900	134
	Pakistan State Oil Co. Ltd.	30,400	130
	DG Khan Cement Co. Ltd.	58,200	128
	Pakistan Petroleum Ltd.	74,900	127
	Pakistan Oilfields Ltd.	22,800	106
	Kot Addu Power Co. Ltd.	114,000	88
	National Bank of Pakistan	103,000	73
*	SUI Southern Gas Co. Ltd.	206,500	71
			1,926
Peru (0.0%)
	Credicorp Ltd. (New York Shares)	8,517	1,394
	Cia de Minas Buenaventura SAA ADR	43,568	601
	Credicorp Ltd.	3,045	498
			2,493
Philippines (0.1%)
	SM Investments Corp.	102,898	1,427

SM Prime Holdings Inc.	1,943,950	1,161
JG Summit Holdings Inc.	633,230	946
BDO Unibank Inc.	410,584	930
Ayala Corp.	51,090	822
Aboitiz Equity Ventures Inc.	535,450	800
Bank of the Philippine Islands	332,185	598
Universal Robina Corp.	177,690	582
Ayala Land Inc.	651,500	466
Metropolitan Bank & Trust Co.	269,054	441
Metro Pacific Investments Corp.	2,664,200	365
Jollibee Foods Corp.	87,190	360
* PLDT Inc.	11,470	339
Aboitiz Power Corp.	362,120	307
Security Bank Corp.	61,570	264
Manila Electric Co.	45,330	259
GT Capital Holdings Inc.	9,568	251
DMCI Holdings Inc.	819,000	213
Robinsons Land Corp.	401,800	203
Megaworld Corp.	2,702,900	200
Alliance Global Group Inc.	742,000	187
Puregold Price Club Inc.	214,200	186
Semirara Mining & Power Corp. Class A	66,259	180
International Container Terminal Services Inc.	107,150	167
Cosco Capital Inc.	887,400	164
LT Group Inc.	573,500	151
Energy Development Corp.	1,362,900	150
First Gen Corp.	278,700	126
Vista Land & Lifescapes Inc.	1,181,800	120
Manila Water Co. Inc.	187,900	114
Petron Corp.	586,300	109
* DoubleDragon Properties Corp.	105,300	109
Filinvest Land Inc.	3,219,000	105
D&L Industries Inc.	422,700	104
Globe Telecom Inc.	2,840	98
Robinsons Retail Holdings Inc.	58,090	92
* Bloomberry Resorts Corp.	546,100	85
First Philippine Holdings Corp.	55,160	79
Lopez Holdings Corp.	440,600	70
Cebu Air Inc.	36,440	70
Nickel Asia Corp.	168,600	23
* Melco Crown Philippines Resorts Corp.	220,700	21
Emperador Inc.	51,900	7
		13,451
Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	72,161	1,464
Powszechna Kasa Oszczednosci Bank Polski SA	182,038	1,397
Bank Pekao SA	32,605	1,103
Powszechny Zaklad Ubezpieczen SA	121,006	1,065
KGHM Polska Miedz SA	29,278	908
Polskie Gornictwo Naftowe i Gazownictwo SA	367,750	505
Bank Zachodni WBK SA	5,557	479
PGE Polska Grupa Energetyczna SA	144,518	395
LPP SA	261	333
* Alior Bank SA	18,503	282
CCC SA	5,210	269
* Cyfrowy Polsat SA	44,317	268
* mBank SA	2,640	250

Asseco Poland SA	16,833	242
* Grupa Lotos SA	24,908	235
* Bank Millennium SA	157,377	231
Kernel Holding SA	11,514	229
* Tauron Polska Energia SA	300,511	221
Orange Polska SA	151,454	204
KRUK SA	3,111	191
* CD Projekt SA	12,598	185
* Jastrzebska Spolka Weglowa SA	10,900	182
Energa SA	71,262	182
Grupa Azoty SA	9,650	166
Synthos SA	108,677	163
Eurocash SA	14,897	148
* Enea SA	55,620	141
Budimex SA	2,399	129
Bank Handlowy w Warszawie SA	6,584	126
Ciech SA	5,603	96
* Lubelski Wegiel Bogdanka SA	4,449	72
* PKP Cargo SA	4,235	57
* Globe Trade Centre SA	19,771	42
Warsaw Stock Exchange	1,878	21
* Getin Noble Bank SA	48,230	20
* Getin Holding SA	53,314	19
* Integer.pl SA	775	8
* Boryszew SA	1,078	3
		12,031
Portugal (0.1%)
Galp Energia SGPS SA	121,374	1,788
EDP - Energias de Portugal SA	502,016	1,460
Jeronimo Martins SGPS SA	54,006	914
EDP Renovaveis SA	65,852	423
* Banco Comercial Portugues SA Rights Exp. 02/02/2017	1,746,030	295
* Sonae SGPS SA	292,736	252
NOS SGPS SA	43,495	245
CTT-Correios de Portugal SA	31,206	174
REN - Redes Energeticas Nacionais SGPS SA	56,401	155
Navigator Co. SA	41,957	153
* Banco BPI SA	77,884	95
Altri SGPS SA	13,342	59
Semapa-Sociedade de Investimento e Gestao	3,913	56
Sonaecom SGPS SA	15,610	46
Mota-Engil SGPS SA	12,362	22
^ Banco Comercial Portugues SA	116,403	20
* Banco Espirito Santo SA	428,634	—
		6,157
Qatar (0.1%)
Qatar National Bank SAQ	22,337	998
Industries Qatar QSC	16,015	504
Masraf Al Rayan QSC	39,068	430
Ooredoo QSC	11,577	334
* Qatar Insurance Co. SAQ	12,547	295
Qatar Gas Transport Co. Ltd.	28,586	189
Qatar Electricity & Water Co. QSC	2,891	183
Qatar Islamic Bank SAQ	6,279	183
Commercial Bank QSC	20,078	180
* Qatar Navigation QSC	5,963	153

* Doha Bank QSC	13,347	133
United Development Co. QSC	18,214	113
* Aamal Co.	26,600	109
Barwa Real Estate Co.	9,990	96
* Vodafone Qatar QSC	34,870	90
Qatar International Islamic Bank QSC	4,036	75
* Ezdan Holding Group QSC	16,604	69
* Al Meera Consumer Goods Co. QSC	1,229	61
* Qatari Investors Group QSC	3,310	50
* Gulf International Services QSC	4,515	37
		4,282
Russia (0.4%)
Lukoil PJSC ADR	97,751	5,509
Sberbank of Russia PJSC ADR	393,985	4,620
Gazprom PJSC ADR	864,327	4,288
Novatek PJSC	238,656	3,012
Magnit PJSC GDR	59,830	2,196
Tatneft PJSC ADR	52,746	2,150
Sberbank of Russia PJSC	740,421	2,116
MMC Norilsk Nickel PJSC ADR	104,814	1,700
Surgutneftegas OJSC ADR	309,752	1,665
Rosneft Oil Co. PJSC GDR	245,192	1,626
Gazprom PJSC	585,076	1,456
AK Transneft OAO Preference Shares	330	1,122
Alrosa OJSC	550,700	967
Mobile TeleSystems PJSC	189,127	866
Moscow Exchange MICEX-RTS PJSC	282,025	629
VTB Bank PJSC GDR	273,456	623
Severstal PAO	35,267	557
Bashneft PJSC	7,592	511
Novolipetsk Steel PJSC	228,169	448
VTB Bank PJSC	360,782,455	413
RusHydro PJSC	21,176,242	364
Inter RAO UES PJSC	5,129,172	347
Rostelecom PJSC	239,573	332
* Aeroflot PJSC	105,600	306
PhosAgro PJSC GDR	16,808	258
Magnitogorsk Iron & Steel OJSC	374,031	245
Sistema PJSC FC GDR	24,816	238
Federal Grid Co. Unified Energy System JSC	60,260,000	233
MegaFon PJSC GDR	21,219	231
* Uralkali PJSC	66,306	188
LSR Group PJSC GDR	47,842	178
Rosseti PJSC	7,517,655	155
* DIXY Group PJSC	31,640	147
M.Video PJSC	20,662	132
E.ON Russia JSC	2,787,900	131
* Mechel PJSC	38,802	120
Tatneft PAO Preference Shares	26,350	99
Mosenergo OAO	2,043,038	96
Acron JSC	1,471	86
* Raspadskaya OAO	41,689	62
OGK-2 PJSC	5,963,000	55
Sistema PJSC FC	106,900	42
TMK PJSC GDR	6,181	33
Rosneft Oil Co. PJSC	3,288	22

*	Rosseti PJSC Rights Exp. 03/31/2017	117,576	—
			40,574
Singapore (0.5%)
	DBS Group Holdings Ltd.	395,300	5,344
	Oversea-Chinese Banking Corp. Ltd.	733,238	4,890
	Singapore Telecommunications Ltd.	1,587,900	4,366
	United Overseas Bank Ltd.	270,300	4,020
	Keppel Corp. Ltd.	300,113	1,317
	CapitaLand Ltd.	534,100	1,246
	Wilmar International Ltd.	442,573	1,218
	Global Logistic Properties Ltd.	615,200	1,134
	Singapore Exchange Ltd.	185,710	977
	City Developments Ltd.	146,400	961
	Ascendas REIT	530,673	927
	Genting Singapore plc	1,265,500	873
	Singapore Press Holdings Ltd.	334,300	820
	Singapore Airlines Ltd.	111,820	788
	Singapore Technologies Engineering Ltd.	326,200	764
	CapitaLand Mall Trust	552,900	760
	ComfortDelGro Corp. Ltd.	412,500	706
	Jardine Cycle & Carriage Ltd.	23,488	689
	Suntec REIT	505,300	621
	UOL Group Ltd.	107,655	488
	SATS Ltd.	125,600	471
	CapitaLand Commercial Trust	419,210	454
	Hutchison Port Holdings Trust	1,054,900	449
	Mapletree Commercial Trust	411,998	448
	Sembcorp Industries Ltd.	184,531	412
	Golden Agri-Resources Ltd.	1,325,819	399
	Venture Corp. Ltd.	52,200	378
	Mapletree Industrial Trust	262,300	306
	Keppel REIT	413,288	296
	Singapore Post Ltd.	281,000	293
	Mapletree Greater China Commercial Trust	392,900	267
	StarHub Ltd.	117,600	248
	Yangzijiang Shipbuilding Holdings Ltd.	428,336	245
	Mapletree Logistics Trust	322,700	241
*	Noble Group Ltd.	1,924,600	233
	Starhill Global REIT	413,000	224
^	Keppel Infrastructure Trust	550,300	193
	United Engineers Ltd.	94,200	189
	Sembcorp Marine Ltd.	172,489	182
	Raffles Medical Group Ltd.	168,000	177
	First Resources Ltd.	128,000	175
	Ascott Residence Trust	214,892	173
^	Olam International Ltd.	109,900	155
	Frasers Logistics & Industrial Trust	211,700	141
	Frasers Centrepoint Trust	98,300	140
	Frasers Commercial Trust	151,518	135
	Yanlord Land Group Ltd.	133,100	131
*,^	Ezion Holdings Ltd.	445,506	130
	Yoma Strategic Holdings Ltd.	310,430	127
	Cambridge Industrial Trust	316,400	127
	Keppel DC REIT	148,675	126
	Parkway Life REIT	72,986	126
^	Lippo Malls Indonesia Retail Trust	442,600	122
2	ARA Asset Management Ltd.	99,920	122

^	Cache Logistics Trust	211,600	122
	SPH REIT	175,700	121
	Far East Hospitality Trust	279,700	119
^	Ascendas Hospitality Trust	225,000	118
^	OUE Hospitality Trust	232,100	114
	CDL Hospitality Trusts	110,600	111
	Asian Pay Television Trust	397,600	108
	CapitaLand Retail China Trust	103,600	104
	Ascendas India Trust	140,000	104
*	Manulife US REIT	120,700	103
	SIA Engineering Co. Ltd.	40,300	100
*,^	Genting Hong Kong Ltd.	322,798	97
	RHT Health Trust	147,100	96
	First REIT	101,800	92
^	Croesus Retail Trust	142,900	87
	Soilbuild Business Space REIT	172,040	78
	Accordia Golf Trust	158,100	75
*,^	SIIC Environment Holdings Ltd.	180,320	75
	OUE Ltd.	57,600	75
	Silverlake Axis Ltd.	177,499	73
	Wing Tai Holdings Ltd.	53,000	65
	M1 Ltd.	44,000	63
^	Sarine Technologies Ltd.	44,300	58
^	Sheng Siong Group Ltd.	87,100	57
*	China Animal Healthcare Ltd.	84,000	56
	Super Group Ltd. (Singapore Shares)	58,000	53
	GL Ltd.	84,000	47
^	Midas Holdings Ltd.	223,900	36
	Hyflux Ltd.	54,000	20
*,^	COSCO Corp. Singapore Ltd.	92,000	18
	Sabana Shari'ah Compliant Industrial REIT	63,000	17
	China Everbright Water Ltd.	47,300	14
*,^	Ezra Holdings Ltd.	344,056	12
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	102,200	6
			43,438
South Africa (0.7%)
	Naspers Ltd.	92,498	14,736
	Sasol Ltd.	119,178	3,555
	MTN Group Ltd.	378,952	3,534
	Standard Bank Group Ltd.	259,215	2,772
	Steinhoff International Holdings NV	523,797	2,526
	FirstRand Ltd.	654,554	2,438
	Remgro Ltd.	114,221	1,913
	Sanlam Ltd.	383,093	1,851
	Aspen Pharmacare Holdings Ltd.	79,742	1,824
	Bid Corp. Ltd.	76,169	1,322
	Shoprite Holdings Ltd.	92,955	1,234
	Vodacom Group Ltd.	106,000	1,188
	Growthpoint Properties Ltd.	589,502	1,153
*	AngloGold Ashanti Ltd.	87,128	1,107
	Woolworths Holdings Ltd.	198,987	1,093
	Barclays Africa Group Ltd.	89,332	1,052
	Tiger Brands Ltd.	33,618	1,015
	Redefine Properties Ltd.	1,060,782	879
	Bidvest Group Ltd.	71,432	841
	Nedbank Group Ltd.	47,425	818
	Netcare Ltd.	329,962	794

Sappi Ltd.	113,037	727
RMB Holdings Ltd.	138,002	666
Discovery Ltd.	74,997	640
Mr Price Group Ltd.	49,770	602
Gold Fields Ltd.	168,734	583
Life Healthcare Group Holdings Ltd.	231,810	577
* Impala Platinum Holdings Ltd.	142,953	570
Mondi Ltd.	25,592	564
Truworths International Ltd.	92,471	555
New Europe Property Investments plc	47,178	550
Capitec Bank Holdings Ltd.	10,477	548
SPAR Group Ltd.	38,449	542
Foschini Group Ltd.	42,215	505
Resilient REIT Ltd.	56,681	492
AVI Ltd.	71,366	486
Clicks Group Ltd.	53,321	483
MMI Holdings Ltd.	260,004	478
Hyprop Investments Ltd.	51,857	461
Imperial Holdings Ltd.	34,192	425
Fortress Income Fund Ltd. Class B	159,510	414
Telkom SA SOC Ltd.	74,605	409
Brait SE	69,201	407
PSG Group Ltd.	23,989	405
Pick n Pay Stores Ltd.	74,768	380
Investec Ltd.	53,513	378
Pioneer Foods Group Ltd.	29,748	368
Sibanye Gold Ltd.	154,558	349
Barloworld Ltd.	42,235	347
Fortress Income Fund Ltd. Class A	252,150	324
* Anglo American Platinum Ltd.	11,847	310
EOH Holdings Ltd.	26,736	291
Exxaro Resources Ltd.	36,207	287
Tongaat Hulett Ltd.	28,436	283
Coronation Fund Managers Ltd.	56,738	282
* Northam Platinum Ltd.	72,320	275
SA Corporate Real Estate Ltd.	642,314	272
Reunert Ltd.	53,156	271
African Rainbow Minerals Ltd.	27,614	247
Tsogo Sun Holdings Ltd.	121,136	238
KAP Industrial Holdings Ltd.	391,340	227
JSE Ltd.	18,876	226
Omnia Holdings Ltd.	16,576	224
Massmart Holdings Ltd.	22,001	220
Santam Ltd.	11,134	199
Assore Ltd.	9,574	196
Harmony Gold Mining Co. Ltd.	77,382	195
* Kumba Iron Ore Ltd.	12,476	192
* Super Group Ltd. (South Africa Shares)	68,300	186
Liberty Holdings Ltd.	22,225	182
* Attacq Ltd.	133,198	178
AECI Ltd.	22,863	175
* Nampak Ltd.	122,529	171
Famous Brands Ltd.	15,624	169
Vukile Property Fund Ltd.	119,155	166
DataTec Ltd.	37,832	146
* PPC Ltd.	256,312	130
Ascendis Health Ltd.	71,819	125

Advtech Ltd.	96,857	122
Sun International Ltd.	17,958	117
Wilson Bayly Holmes-Ovcon Ltd.	10,537	114
Zeder Investments Ltd.	192,785	105
Grindrod Ltd.	98,088	103
Blue Label Telecoms Ltd.	74,154	101
City Lodge Hotels Ltd.	9,147	100
Emira Property Fund Ltd.	90,821	97
Steinhoff International Holdings NV	19,964	96
Cashbuild Ltd.	3,622	93
Trencor Ltd.	32,873	91
Alexander Forbes Group Holdings Ltd.	171,753	91
* Curro Holdings Ltd.	24,411	87
Astral Foods Ltd.	7,639	86
Rebosis Property Fund Ltd.	89,547	84
* ArcelorMittal South Africa Ltd.	85,605	83
Mpact Ltd.	37,715	83
Distell Group Ltd.	7,422	83
DRDGOLD Ltd.	143,105	81
Peregrine Holdings Ltd.	35,263	78
Adcock Ingram Holdings Ltd.	18,878	72
Invicta Holdings Ltd.	15,867	71
Metair Investments Ltd.	38,433	63
Merafe Resources Ltd.	433,790	63
Adcorp Holdings Ltd.	57,923	62
Delta Property Fund Ltd.	93,687	57
Lewis Group Ltd.	17,093	52
* Consolidated Infrastructure Group Ltd.	27,550	47
Murray & Roberts Holdings Ltd.	56,830	47
Hudaco Industries Ltd.	5,387	45
Oceana Group Ltd.	5,057	45
Raubex Group Ltd.	24,403	41
Clover Industries Ltd.	30,888	40
* Aveng Ltd.	60,206	33
Group Five Ltd.	15,342	27
Pinnacle Holdings Ltd.	18,929	26
* Royal Bafokeng Platinum Ltd.	3,748	11
* Adbee Rf Ltd.	3,375	9
* Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
* African Phoenix Inv Ltd.	150,852	—
		70,649
South Korea (1.6%)
Samsung Electronics Co. Ltd. GDR	43,284	37,000
SK Hynix Inc.	113,770	5,254
Samsung Electronics Co. Ltd. Preference Shares	3,854	5,209
NAVER Corp.	5,678	3,709
Hyundai Motor Co.	29,185	3,514
* KB Financial Group Inc. ADR	76,850	3,120
Hyundai Mobis Co. Ltd.	13,980	2,908
LG Chem Ltd.	9,694	2,186
Samsung C&T Corp.	19,493	2,115
KT&G Corp.	24,002	2,079
Korea Electric Power Corp.	54,821	2,008
Hana Financial Group Inc.	64,444	1,911
Amorepacific Corp.	6,735	1,838
POSCO ADR	30,917	1,789
SK Innovation Co. Ltd.	13,004	1,762

	Kia Motors Corp.	55,088	1,727
	Samsung Life Insurance Co. Ltd.	15,996	1,528
	POSCO	6,527	1,526
	Samsung Fire & Marine Insurance Co. Ltd.	6,441	1,492
*,^	Celltrion Inc.	16,209	1,401
	LG Household & Health Care Ltd.	1,850	1,399
	SK Holdings Co. Ltd.	7,341	1,368
*	Shinhan Financial Group Co. Ltd. ADR	33,347	1,319
	LG Display Co. Ltd.	49,449	1,305
	Shinhan Financial Group Co. Ltd.	30,871	1,220
	Woori Bank	107,235	1,211
	Samsung SDI Co. Ltd.	11,712	1,164
	LG Electronics Inc.	24,312	1,162
*	Hyundai Heavy Industries Co. Ltd.	9,952	1,135
	LG Corp.	20,944	1,069
	Lotte Chemical Corp.	3,242	1,051
	NCSoft Corp.	3,656	957
	Coway Co. Ltd.	11,714	881
	Korea Zinc Co. Ltd.	2,017	853
	E-MART Inc.	4,806	841
	Hankook Tire Co. Ltd.	16,315	796
	Samsung SDS Co. Ltd.	7,312	793
	Hyundai Steel Co.	15,769	791
	Hyundai Motor Co. Preference Shares	9,719	779
	Korea Aerospace Industries Ltd.	14,362	767
	AMOREPACIFIC Group	6,211	725
	Mirae Asset Daewoo Co. Ltd.	90,711	688
	SK Telecom Co. Ltd. ADR	30,122	648
	Kangwon Land Inc.	22,699	640
	Hyosung Corp.	5,215	608
	S-Oil Corp.	8,677	606
	Industrial Bank of Korea	55,217	603
	Samsung Electro-Mechanics Co. Ltd.	11,416	558
	Dongbu Insurance Co. Ltd.	10,472	534
	Hyundai Glovis Co. Ltd.	3,885	520
	Hyundai Development Co-Engineering & Construction	13,574	511
	Hyundai Motor Co. 2nd Preference Shares	5,960	493
	Hyundai Engineering & Construction Co. Ltd.	13,757	492
*	Samsung Heavy Industries Co. Ltd.	53,809	482
	LG Uplus Corp.	47,587	467
	KB Financial Group Inc.	11,376	460
	Orion Corp.	818	457
	GS Holdings Corp.	10,379	457
	BNK Financial Group Inc.	60,316	443
	Lotte Shopping Co. Ltd.	2,235	435
	Hanssem Co. Ltd.	2,371	426
^	Kakao Corp.	6,311	423
	CJ Corp.	2,682	421
	Daelim Industrial Co. Ltd.	5,772	418
*	Samsung Biologics Co. Ltd.	2,945	408
	Hanwha Chemical Corp.	17,155	385
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	382
	CJ CheilJedang Corp.	1,179	360
	Amorepacific Corp. Preference Shares	2,239	346
	KCC Corp.	1,149	343
*,^	Samsung Engineering Co. Ltd.	31,408	340
	BGF retail Co. Ltd.	4,296	340

	Hanwha Corp.	11,086	336
^	Hanmi Pharm Co. Ltd.	1,351	336
	LG Chem Ltd. Preference Shares	2,235	329
	Korea Investment Holdings Co. Ltd.	7,929	318
	Doosan Heavy Industries & Construction Co. Ltd.	13,264	314
	Samsung Securities Co. Ltd.	11,149	311
	SK Telecom Co. Ltd.	1,618	310
	Hanwha Life Insurance Co. Ltd.	55,767	309
^	Medy-Tox Inc.	856	305
	S-1 Corp.	4,143	301
	Hanon Systems	38,351	300
	CJ E&M Corp.	3,985	300
	Yuhan Corp.	1,785	289
*,^	OCI Co. Ltd.	3,844	284
	Mando Corp.	1,314	283
	DGB Financial Group Inc.	31,795	270
	Hyundai Department Store Co. Ltd.	3,203	265
	Hanwha Techwin Co. Ltd.	7,374	265
	NH Investment & Securities Co. Ltd.	26,688	263
	Kumho Petrochemical Co. Ltd.	3,686	261
^	Hotel Shilla Co. Ltd.	6,933	259
*,^	ViroMed Co. Ltd.	2,874	258
*	GS Engineering & Construction Corp.	10,113	241
*,^	Kumho Tire Co. Inc.	33,480	236
	LG Household & Health Care Ltd. Preference Shares	511	233
	Samsung Card Co. Ltd.	6,838	231
	Samsung Electronics Co. Ltd.	135	230
	LG Innotek Co. Ltd.	2,680	229
	Posco Daewoo Corp.	10,261	225
	KT Corp.	8,881	225
	Hyundai Greenfood Co. Ltd.	15,539	221
	Shinsegae Inc.	1,443	219
	KB Insurance Co. Ltd.	10,290	218
	Kolon Industries Inc.	3,387	216
	Korea Gas Corp.	5,413	216
	Cheil Worldwide Inc.	13,305	212
*,^	CJ Korea Express Corp.	1,510	212
	NongShim Co. Ltd.	772	211
	KEPCO Plant Service & Engineering Co. Ltd.	4,453	210
*,^	Doosan Infracore Co. Ltd.	28,117	209
	LS Corp.	3,811	206
	Lotte Confectionery Co. Ltd.	1,150	202
	Doosan Corp.	2,111	191
	Hyundai Wia Corp.	3,336	186
*,^	Komipharm International Co. Ltd.	6,925	184
^	CJ CGV Co. Ltd.	2,668	182
^	TK Corp.	21,934	182
^	Korean Reinsurance Co.	19,191	179
*,^	Daewoo Engineering & Construction Co. Ltd.	39,765	178
	SK Networks Co. Ltd.	30,571	174
*	Korean Air Lines Co. Ltd.	7,650	174
*	WONIK IPS Co. Ltd.	8,495	174
	Ottogi Corp.	307	172
^	LIG Nex1 Co. Ltd.	2,755	171
^	Com2uSCorp	2,321	171
^	Korea Kolmar Co. Ltd.	2,860	170
	Taekwang Industrial Co. Ltd.	199	170

^	GS Retail Co. Ltd.	3,759	169
	SK Chemicals Co. Ltd.	3,279	168
	SK Materials Co. Ltd.	976	167
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	167
	LG Hausys Ltd.	1,962	165
	CJ O Shopping Co. Ltd.	1,159	160
	Meritz Fire & Marine Insurance Co. Ltd.	12,244	159
	Meritz Securities Co. Ltd.	50,860	158
	GS Home Shopping Inc.	1,014	158
	Dongsuh Cos. Inc.	7,129	157
	Lotte Chilsung Beverage Co. Ltd.	123	154
^	Cosmax Inc.	1,360	153
	CJ CheilJedang Corp. Preference Shares	1,090	150
	Poongsan Corp.	3,950	148
^	Youngone Corp.	6,334	145
	Daishin Securities Co. Ltd.	14,831	144
^	KIWOOM Securities Co. Ltd.	2,211	138
*	Osstem Implant Co. Ltd.	2,787	138
*	Hugel Inc.	528	138
	Huchems Fine Chemical Corp.	7,579	136
	Eo Technics Co. Ltd.	1,839	135
^	Innocean Worldwide Inc.	2,612	130
^	Green Cross Corp.	1,066	127
*,^	Loen Entertainment Inc.	1,895	127
	Korea Petrochemical Ind Co. Ltd.	533	124
^	Tongyang Inc.	50,362	123
	Daou Technology Inc.	7,947	121
^	Hansol Chemical Co. Ltd.	1,859	121
*,^	NHN Entertainment Corp.	2,627	120
^	Bukwang Pharmaceutical Co. Ltd.	6,141	120
*,^	Advanced Process Systems Corp.	4,955	120
^	Fila Korea Ltd.	1,985	117
^	DoubleUGames Co. Ltd.	3,487	116
	Hite Jinro Co. Ltd.	6,473	116
^	Hanmi Science Co. ltd	2,314	115
	Korea Electric Terminal Co. Ltd.	1,823	113
	LS Industrial Systems Co. Ltd.	3,095	113
	Daesang Corp.	5,170	112
*,2	CEMEX Holdings Philippines Inc.	493,900	111
	LG International Corp.	3,990	111
*,^	Yungjin Pharmaceutical Co. Ltd.	17,777	110
	Hyundai Home Shopping Network Corp.	1,182	110
	LOTTE Fine Chemical Co. Ltd.	4,172	110
^	Paradise Co. Ltd.	9,485	109
^	Ahnlab Inc.	2,032	109
	SKC Co. Ltd.	4,069	109
	Nexen Tire Corp.	9,585	109
^	SFA Engineering Corp.	1,773	107
^	Lotte Food Co. Ltd.	197	107
^	Hana Tour Service Inc.	1,714	106
*	Pan Ocean Co. Ltd.	31,782	105
	JB Financial Group Co. Ltd.	21,715	105
^	JW Pharmaceutical Corp.	2,774	104
*	Hyundai Elevator Co. Ltd.	2,055	104
*	Jusung Engineering Co. Ltd.	10,459	102
	Hanwha General Insurance Co. Ltd.	17,139	102
	Partron Co. Ltd.	10,577	101

^	Seoul Semiconductor Co. Ltd.	7,662	100
	CJ Hellovision Co. Ltd.	12,615	100
^	IS Dongseo Co. Ltd.	2,765	100
	Modetour Network Inc.	3,549	99
*,^	Taihan Electric Wire Co. Ltd.	58,282	97
^	Kolon Life Science Inc.	1,039	96
	Interpark Holdings Corp.	23,623	96
	Dongkuk Steel Mill Co. Ltd.	9,093	96
	Green Cross Holdings Corp.	5,182	95
	Samyang Holdings Corp.	1,069	94
*,^	HLB Inc.	7,620	94
	Lock&Lock Co. Ltd.	7,912	93
^	DuzonBizon Co. Ltd.	4,685	93
*	Wonik Holdings Co. Ltd.	17,538	92
*,^	Ssangyong Cement Industrial Co. Ltd.	7,471	91
	Sebang Global Battery Co. Ltd.	3,049	91
*,^	Foosung Co. Ltd.	14,322	90
^	Daeduck Electronics Co.	12,627	90
*	Hyundai Mipo Dockyard Co. Ltd.	1,814	90
^	Hankook Tire Worldwide Co. Ltd.	5,128	89
	Vieworks Co. Ltd.	1,505	89
	Youlchon Chemical Co. Ltd.	7,368	86
	Samyang Corp.	1,042	86
	Young Poong Corp.	91	86
^	Chong Kun Dang Pharmaceutical Corp.	1,005	85
*	Taeyoung Engineering & Construction Co. Ltd.	18,812	85
^	Hanjin Kal Corp.	6,454	85
	Daewoong Co. Ltd.	2,369	84
	LOTTE Himart Co. Ltd.	2,295	83
^	NS Shopping Co. Ltd.	640	83
^	Toptec Co. Ltd.	3,884	82
*	Dongbu HiTek Co. Ltd.	5,383	81
	Sam Young Electronics Co. Ltd.	8,042	81
	Halla Holdings Corp.	1,555	81
	Binggrae Co. Ltd.	1,397	78
	Daekyo Co. Ltd.	11,162	78
*,^	Hanall Biopharma Co. Ltd.	7,675	78
	Koh Young Technology Inc.	2,048	77
^	Caregen Co. Ltd.	1,328	75
*,^	DIO Corp.	2,745	75
^	YG Entertainment Inc.	3,272	74
	Lutronic Corp.	2,811	74
^	S&T Motiv Co. Ltd.	1,871	73
*,^	Emerson Pacific Inc.	2,866	73
^	Amicogen Inc.	2,114	73
*	ST Pharm Co. Ltd.	1,875	73
	Seah Besteel Corp.	3,350	72
^	Jeil Pharmaceutical Co.	1,384	72
^	SK Gas Ltd.	770	72
	Hankook Shell Oil Co. Ltd.	194	71
*,^	Ssangyong Motor Co.	10,890	71
*	Chabiotech Co. Ltd.	7,025	71
^	It's Skin Co. Ltd.	2,175	71
	LEENO Industrial Inc.	2,065	70
^	NICE Holdings Co. Ltd.	4,789	70
*,^	iNtRON Biotechnology Inc.	2,985	69
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	68

*,^	3S Korea Co. Ltd.	28,794	67
^	JW Holdings Corp.	10,165	67
*,^	Pharmicell Co. Ltd.	16,212	66
^	Namhae Chemical Corp.	8,782	65
	Mirae Asset Life Insurance Co. Ltd.	12,832	65
	Maeil Dairy Industry Co. Ltd.	1,807	65
^	Coreana Cosmetics Co. Ltd.	13,463	65
^	Ilyang Pharmaceutical Co. Ltd.	1,960	63
	CJ Freshway Corp.	2,037	63
*	Genexine Co. Ltd.	1,845	63
	NICE Information Service Co. Ltd.	10,929	62
*,^	CrystalGenomics Inc.	4,601	62
^	ICD Co. Ltd.	4,187	62
*,^	ATGen Co. Ltd.	2,320	62
*	Interflex Co. Ltd.	2,840	62
^	Handsome Co. Ltd.	2,264	61
^	Daewoong Pharmaceutical Co. Ltd.	1,015	60
	INTOPS Co. Ltd.	7,008	60
*,^	Hanwha Investment & Securities Co. Ltd.	28,944	59
*,^	Binex Co. Ltd.	4,421	59
*	Woongjin Thinkbig Co. Ltd.	7,243	58
*,^	GemVax & Kael Co. Ltd.	5,608	58
*,^	NUTRIBIOTECH Co. Ltd.	1,213	58
	Cell Biotech Co. Ltd.	1,908	58
	Daeduck GDS Co. Ltd.	4,953	57
^	Hansae Co. Ltd.	2,942	57
	Soulbrain Co. Ltd.	1,212	56
	Humax Co. Ltd.	5,217	55
	Crown Confectionery Co. Ltd.	1,910	55
^	Dawonsys Co. Ltd.	5,674	55
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,448	55
	Dae Han Flour Mills Co. Ltd.	334	54
*	Seegene Inc.	1,857	54
*,^	CrucialTec Co. Ltd.	7,161	54
	Silicon Works Co. Ltd.	1,927	53
	SeAH Steel Corp.	566	53
	i-SENS Inc.	2,173	53
*,^	Jenax Inc.	3,125	52
*,^	Peptron Inc.	1,499	52
*	SK Securities Co. Ltd.	54,276	52
	LF Corp.	2,820	52
	KISWIRE Ltd.	1,499	52
	SPC Samlip Co. Ltd.	352	52
	Hanjin Transportation Co. Ltd.	2,100	51
^	Dong-A Socio Holdings Co. Ltd.	464	50
	iMarketKorea Inc.	5,560	50
*	Asiana Airlines Inc.	13,664	49
	AtlasBX Co. Ltd.	1,063	49
*,^	Duk San Neolux Co. Ltd.	2,150	49
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	49
	Dongwon Industries Co. Ltd.	165	49
*,^	SM Entertainment Co.	2,434	48
*,^	Schnell Biopharmaceuticals Inc.	15,801	48
	SL Corp.	2,368	48
	DongKook Pharmaceutical Co. Ltd.	967	47
*,^	CUROCOM Co. Ltd.	21,142	46
	Sindoh Co. Ltd.	1,039	46

*,^	COSON Co. Ltd.	4,633	46
	Songwon Industrial Co. Ltd.	3,277	46
*,^	Leaders Cosmetics Co. Ltd.	2,889	46
	Hansol Paper Co. Ltd.	2,597	46
	KT Skylife Co. Ltd.	3,297	46
*,^	Hyundai Rotem Co. Ltd.	2,780	45
	Tongyang Life Insurance Co. Ltd.	4,930	45
	Byucksan Corp.	13,450	44
*,^	CMG Pharmaceutical Co. Ltd.	16,869	44
^	Dong-A ST Co. Ltd.	569	43
^	Dae Hwa Pharmaceutical Co. Ltd.	2,420	43
	InBody Co. Ltd.	2,162	42
	POSCO Chemtech Co. Ltd.	4,011	42
*,^	Medipost Co. Ltd.	914	42
	AK Holdings Inc.	952	41
*	Eugene Investment & Securities Co. Ltd.	17,472	41
^	Grand Korea Leisure Co. Ltd.	2,480	40
*,^	Cellumed Co. Ltd.	34,880	40
	Shinyoung Securities Co. Ltd.	878	40
*	Yuanta Securities Korea Co. Ltd.	13,343	39
	Namyang Dairy Products Co. Ltd.	61	38
	Muhak Co. Ltd.	1,944	38
	Kolon Corp.	792	38
*	Korea Line Corp.	2,370	37
^	KEPCO Engineering & Construction Co. Inc.	1,816	37
	Samchully Co. Ltd.	442	37
	Youngone Holdings Co. Ltd.	745	37
^	Seobu T&D	2,639	37
*	Huons Co. Ltd.	781	36
^	Eusu Holdings Co. Ltd.	6,136	35
*	Kumho Industrial Co. Ltd.	4,287	35
	Dongwon F&B Co. Ltd.	196	34
*	Taewoong Co. Ltd.	1,783	34
	Posco ICT Co. Ltd.	6,926	34
^	Cosmax BTI Inc	1,211	34
^	Kolao Holdings	5,310	33
	S&T Dynamics Co. Ltd.	4,215	33
*	Webzen Inc.	2,559	32
^	Hyundai Livart Furniture Co. Ltd.	1,592	32
*,^	Naturalendo Tech Co. Ltd.	2,354	31
*,^	Gamevil Inc.	801	31
	GOLFZON Co. Ltd.	566	31
^	Hancom Inc.	2,196	30
*,^	G-SMATT GLOBAL Co. Ltd.	2,714	29
^	KH Vatec Co. Ltd.	2,613	29
^	WeMade Entertainment Co. Ltd.	1,456	29
	Meritz Financial Group Inc.	3,105	29
	Hanil Cement Co. Ltd.	449	29
	KISCO Corp.	937	29
*	Green Cross Cell Corp.	1,282	29
	Kyobo Securities Co. Ltd.	4,032	28
*	Neowiz Games Corp.	3,030	28
*	Hansol Technics Co. Ltd.	1,961	26
*,^	SFA Semicon Co. Ltd.	11,646	26
	Kwangju Bank	2,894	26
*,^	Agabang&Company	3,825	26
	Sungwoo Hitech Co. Ltd.	3,981	25

	Seoyon E-Hwa Co. Ltd.	1,885	25
	Cuckoo Electronics Co. Ltd.	223	25
^	Humedix Co. Ltd.	1,026	24
	Able C&C Co. Ltd.	1,456	23
^	Korea Kolmar Holdings Co. Ltd.	919	21
^	Sung Kwang Bend Co. Ltd.	2,178	20
	Chongkundang Holdings Corp.	389	20
	KONA I Co. Ltd.	2,190	19
	Hansol Holdings Co. Ltd.	3,626	19
	Hyundai Corp.	941	18
*	Lumens Co. Ltd.	5,290	18
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	17
^	Huons Global Co. Ltd.	708	16
^	GOLFZONYUWONHOLDINGS Co. Ltd.	2,759	16
	SBS Media Holdings Co. Ltd.	6,724	15
	MegaStudy Co. Ltd.	425	13
	MegaStudyEdu Co. Ltd.	246	10
*	Korean Air Lines Co. Ltd. Rights to Exp. 03/07/2017	1,821	9
	Hyundai C&F Inc.	648	8
	Seoyon Co. Ltd.	864	8
*	Samsung Securities Co. Ltd. Rights Exp. 03/08/2017	1,501	8
*	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*	CNK International Co. Ltd.	78	—
			151,483
Spain (1.0%)
	Banco Santander SA	2,608,535	14,574
	Banco Bilbao Vizcaya Argentaria SA	1,409,907	9,588
	Telefonica SA	910,714	8,811
	Iberdrola SA	1,250,398	7,898
	Industria de Diseno Textil SA	227,959	7,540
	Amadeus IT Group SA	89,571	4,144
*	Repsol SA	246,114	3,648
	Banco Santander SA ADR	505,094	2,808
	CaixaBank SA	683,866	2,507
	Grifols SA	103,468	2,221
^	Abertis Infraestructuras SA	144,627	2,072
2	Aena SA	13,775	2,003
*	Ferrovial SA	107,541	1,952
	Banco de Sabadell SA	1,100,527	1,661
	Red Electrica Corp. SA	90,568	1,620
	Endesa SA	70,116	1,446
	Gas Natural SDG SA	65,909	1,271
	Enagas SA	47,613	1,169
	Bankinter SA	143,810	1,158
*	ACS Actividades de Construccion y Servicios SA	36,741	1,132
	Bankia SA	977,630	1,033
	Gamesa Corp. Tecnologica SA	46,647	981
	Merlin Properties Socimi SA	78,115	875
	Distribuidora Internacional de Alimentacion SA	150,640	797
	Mapfre SA	232,492	705
*,^	Banco Popular Espanol SA	656,382	680
^	Viscofan SA	10,241	521
	Bolsas y Mercados Espanoles SHMSF SA	15,847	500
	Mediaset Espana Comunicacion SA	37,324	457
	Ebro Foods SA	20,594	425
2	Cellnex Telecom SA	28,969	412
*	Acerinox SA	29,997	412

Acciona SA	5,282	410
* Inmobiliaria Colonial SA	53,742	395
Grupo Catalana Occidente SA	10,331	337
Grifols SA Preference Shares	18,721	320
Zardoya Otis SA	36,206	306
Applus Services SA	26,219	300
Melia Hotels International SA	22,599	291
Tecnicas Reunidas SA	7,101	282
* Indra Sistemas SA	24,221	267
Prosegur Cia de Seguridad SA	40,429	255
Almirall SA	14,904	240
Faes Farma SA	63,889	237
Hispania Activos Inmobiliarios SOCIMI SA	18,889	233
Corp Financiera Alba SA	4,718	221
CIE Automotive SA	10,155	189
2 Euskaltel SA	19,980	184
Cia de Distribucion Integral Logista Holdings SA	7,483	181
* Construcciones y Auxiliar de Ferrocarriles SA	4,390	178
Vidrala SA	3,179	173
Axiare Patrimonio SOCIMI SA	11,868	173
* Codere SA	180,472	162
* NH Hotel Group SA	34,084	151
* Sacyr SA	56,966	148
* Pharma Mar SA	40,605	133
^ Obrascon Huarte Lain SA	33,048	112
* Fomento de Construcciones y Contratas SA	11,961	100
Atresmedia Corp. de Medios de Comunicacion SA	8,613	98
Papeles y Cartones de Europa SA	11,846	71
Ence Energia y Celulosa SA	19,358	52
* Liberbank SA	40,147	45
* Promotora de Informaciones SA	7,163	41
* Let's GOWEX SA	3,921	—
		93,306
Sweden (1.0%)
Nordea Bank AB	687,704	8,302
Hennes & Mauritz AB Class B	205,636	5,884
Swedbank AB Class A	230,008	5,816
Svenska Handelsbanken AB Class A	318,965	4,762
Volvo AB Class B	332,566	4,256
Atlas Copco AB Class B	137,910	4,000
Investor AB Class B	98,202	3,920
Svenska Cellulosa AB SCA Class B	129,232	3,889
Telefonaktiebolaget LM Ericsson Class B	648,110	3,836
Assa Abloy AB Class B	201,997	3,822
Skandinaviska Enskilda Banken AB Class A	313,960	3,527
Sandvik AB	235,770	3,183
Atlas Copco AB Class A	85,631	2,746
Telia Co. AB	565,259	2,293
Hexagon AB Class B	56,197	2,223
Skanska AB Class B	81,281	1,987
Boliden AB	59,408	1,733
SKF AB	82,509	1,660
Electrolux AB Class B	48,220	1,282
Swedish Match AB	39,087	1,273
Alfa Laval AB	66,138	1,237
* Kinnevik AB	44,120	1,133
Trelleborg AB Class B	51,243	1,063

	Securitas AB Class B	64,626	1,029
	Industrivarden AB Class A	46,903	968
*	Lundin Petroleum AB	39,375	850
	Castellum AB	56,694	781
^	ICA Gruppen AB	21,542	704
^	Elekta AB Class B	75,082	679
	Husqvarna AB	79,101	662
	Tele2 AB	74,657	658
	Getinge AB	38,383	620
	Industrivarden AB	31,144	603
*	SSAB AB Class B	175,656	592
	BillerudKorsnas AB	32,326	539
	Intrum Justitia AB	15,441	520
	Hexpol AB	51,278	497
*,2	Dometic Group AB	62,865	495
	Fabege AB	27,387	466
*	Swedish Orphan Biovitrum AB	35,191	450
*	Nibe Industrier AB Class B	52,938	437
	NCC AB Class B	17,740	436
	Loomis AB Class B	14,456	423
	Indutrade AB	20,778	422
*	Fastighets AB Balder Class B	19,679	403
	Hufvudstaden AB Class A	25,221	402
	Holmen AB	10,633	389
	Saab AB Class B	8,678	354
	AAK AB	5,323	353
^	Fingerprint Cards AB Class B	56,047	341
	L E Lundbergforetagen AB Class B	5,211	335
	Axfood AB	20,384	335
	Com Hem Holding AB	31,785	333
	Modern Times Group MTG AB Class B	10,790	333
2	Thule Group AB	20,219	328
	Wallenstam AB	40,275	316
	Sweco AB Class B	13,997	309
*	NetEnt AB	37,596	302
	JM AB	9,565	288
*	Bonava AB	17,740	273
	Peab AB	32,769	268
	Avanza Bank Holding AB	5,824	267
	Lifco AB Class B	9,221	264
	Wihlborgs Fastigheter AB	13,705	262
	Investment AB Latour Class B	6,796	261
	Kungsleden AB	40,334	260
*,2	Attendo AB	27,393	255
	Pandox AB	14,129	226
	Bilia AB	8,861	213
*	Betsson AB	24,491	211
	AF AB	10,241	205
	Ratos AB	36,738	198
2	Bravida Holding AB	28,959	191
	Clas Ohlson AB	11,122	175
	Nobia AB	18,331	165
	Klovern AB	153,834	162
	Haldex AB	11,512	157
	Oriflame Holding AG	5,024	152
*	Cloetta AB Class B	42,825	144
	Lindab International AB	16,386	142

	Hemfosa Fastigheter AB	15,054	139
	Atrium Ljungberg AB	8,932	139
*	Investment AB Oresund	7,614	132
	Melker Schorling AB	2,096	131
*	Vitrolife AB	2,686	125
	Bure Equity AB	10,810	122
*,2	Resurs Holding AB	16,886	117
	Hemfosa Fastigheter AB Preference Shares	6,636	116
	Concentric AB	8,391	113
	Svenska Handelsbanken AB Class B	6,900	103
	Nordnet AB	22,596	98
*,^	SAS AB	53,966	87
	Ratos AB Preference Shares	405	86
	SkiStar AB	4,733	83
*	Collector AB	6,764	81
	Rezidor Hotel Group AB	19,442	79
	Klovern AB Preference Shares	2,036	64
	Mekonomen AB	2,334	50
	SAS AB Preference Shares	698	43
	Fastighets AB Balder Preference Shares	835	30
	Sagax AB Preference Shares	5,206	18
	SKF AB Class A	807	16
			98,202
Switzerland (2.8%)
	Nestle SA	666,033	48,797
	Novartis AG	510,379	37,680
	Roche Holding AG	150,632	35,692
	UBS Group AG	754,887	12,268
	ABB Ltd.	413,642	9,857
	Zurich Insurance Group AG	32,169	9,264
	Cie Financiere Richemont SA	110,525	8,608
	Syngenta AG	19,814	8,421
	Credit Suisse Group AG	450,690	6,880
	Swiss Re AG	70,673	6,604
	Actelion Ltd.	20,694	5,403
	LafargeHolcim Ltd.	70,408	3,791
	Givaudan SA	2,027	3,654
	Geberit AG	8,063	3,446
^	Swatch Group AG (Bearer)	8,104	2,872
	Adecco Group AG	34,719	2,484
	SGS SA	1,141	2,421
	Partners Group Holding AG	4,754	2,402
	Sika AG	449	2,360
	Julius Baer Group Ltd.	49,537	2,329
	Swisscom AG	4,954	2,185
	Swiss Life Holding AG	7,069	2,146
	Lonza Group AG	11,300	2,076
	LafargeHolcim Ltd.	34,256	1,830
	Roche Holding AG (Bearer)	7,005	1,688
	Sonova Holding AG	11,512	1,524
*	Dufry AG	10,417	1,487
	Kuehne & Nagel International AG	10,542	1,442
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	22	1,427
	Schindler Holding AG	6,990	1,332
	Baloise Holding AG	9,751	1,256
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	224	1,243
*	Transocean Ltd. (New York Shares)	85,684	1,197

	Schindler Holding AG (Registered)	6,235	1,174
	Swiss Prime Site AG	13,744	1,145
	Clariant AG	59,650	1,118
	Galenica AG	880	965
	Straumann Holding AG	2,240	904
	Temenos Group AG	12,419	903
	Logitech International SA	31,270	896
	EMS-Chemie Holding AG	1,513	781
	PSP Swiss Property AG	8,652	778
	Helvetia Holding AG	1,272	720
	Georg Fischer AG	851	701
*	CS Real Estate Fund LivingPlus	4,691	673
*	Flughafen Zuerich AG	3,335	656
^	BB Biotech AG	11,440	626
	Barry Callebaut AG	429	531
	Aryzta AG	18,739	516
	dormakaba Holding AG	646	502
	Banque Cantonale Vaudoise	730	499
2	Sunrise Communications Group AG	7,178	487
	ams AG	13,096	451
	DKSH Holding AG	6,000	444
	Cembra Money Bank AG	5,794	437
	Bucher Industries AG	1,488	404
	OC Oerlikon Corp. AG	35,487	403
	Valiant Holding AG	3,655	389
	Sulzer AG	3,315	375
	SFS Group AG	4,231	372
	Panalpina Welttransport Holding AG	2,973	368
	Tecan Group AG	2,313	363
	Pargesa Holding SA	5,426	361
*,2	VAT Group AG	3,678	351
	Mobimo Holding AG	1,299	340
	GAM Holding AG	32,408	331
	Belimo Holding AG	99	318
	Allreal Holding AG	2,075	315
	Forbo Holding AG	218	301
	Emmi AG	462	290
	Burckhardt Compression Holding AG	924	273
	Implenia AG	3,487	261
	u-blox Holding AG	1,434	259
	Daetwyler Holding AG	1,664	254
	St. Galler Kantonalbank AG	608	246
	Autoneum Holding AG	940	246
	Vontobel Holding AG	4,312	241
*,2	3SBio Inc.	228,000	223
	Schweiter Technologies AG	192	216
	Huber & Suhner AG	3,050	190
	Swatch Group AG (Registered)	2,703	189
	Valora Holding AG	544	182
	COSMO Pharmaceuticals NV	1,041	177
	VZ Holding AG	578	174
	Siegfried Holding AG	782	170
	Rieter Holding AG	883	168
	Intershop Holding AG	331	168
	Conzzeta AG	196	157
	APG SGA SA	321	146
*	Arbonia AG	7,828	135

Ascom Holding AG	8,010	134
* Basilea Pharmaceutica AG	1,676	123
Kudelski SA	6,259	115
* Bell AG	270	114
EFG International AG	15,830	96
Ypsomed Holding AG	507	94
* Meyer Burger Technology AG	114,777	92
LEM Holding SA	98	92
BKW AG	1,670	84
Vetropack Holding AG	40	75
Bachem Holding AG	523	58
Swissquote Group Holding SA	2,287	56
Leonteq AG	1,507	55
* Schmolz & Bickenbach AG	75,992	51
Plazza AG	223	50
* Zehnder Group- RG	1,190	40
* Alpiq Holding AG	434	36
* Transocean Ltd. (Switzerland Shares)	1,000	14
* Orascom Development Holding AG	1,294	7
		262,715
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	688,152	21,271
Taiwan Semiconductor Manufacturing Co. Ltd.	1,726,000	10,285
Hon Hai Precision Industry Co. Ltd.	3,221,151	8,638
Largan Precision Co. Ltd.	22,020	3,150
Formosa Plastics Corp.	1,073,873	3,103
Nan Ya Plastics Corp.	1,304,423	3,073
Formosa Chemicals & Fibre Corp.	944,283	2,927
Cathay Financial Holding Co. Ltd.	1,792,549	2,730
Delta Electronics Inc.	470,471	2,628
Fubon Financial Holding Co. Ltd.	1,556,880	2,530
Chunghwa Telecom Co. Ltd. ADR	75,970	2,398
China Steel Corp.	2,877,390	2,330
CTBC Financial Holding Co. Ltd.	4,079,715	2,324
MediaTek Inc.	320,086	2,191
Uni-President Enterprises Corp.	1,066,992	1,830
Mega Financial Holding Co. Ltd.	2,274,769	1,696
Advanced Semiconductor Engineering Inc. ADR	235,724	1,348
Catcher Technology Co. Ltd.	162,310	1,324
Asustek Computer Inc.	146,169	1,278
First Financial Holding Co. Ltd.	2,140,019	1,194
Taiwan Mobile Co. Ltd.	351,800	1,175
Quanta Computer Inc.	546,450	1,114
E.Sun Financial Holding Co. Ltd.	1,851,186	1,093
Formosa Petrochemical Corp.	308,140	1,053
Pegatron Corp.	412,954	994
Yuanta Financial Holding Co. Ltd.	2,498,965	992
Hotai Motor Co. Ltd.	85,000	977
President Chain Store Corp.	118,137	884
Hua Nan Financial Holdings Co. Ltd.	1,670,076	878
Taiwan Cooperative Financial Holding Co. Ltd.	1,863,668	852
Far EasTone Telecommunications Co. Ltd.	348,000	827
Innolux Corp.	1,934,885	820
Cheng Shin Rubber Industry Co. Ltd.	393,379	783
Taiwan Cement Corp.	671,210	761
China Development Financial Holding Corp.	2,961,580	757
Pou Chen Corp.	569,524	722

Taishin Financial Holding Co. Ltd.	1,908,180	721
Far Eastern New Century Corp.	863,279	719
China Life Insurance Co. Ltd.	734,002	718
Lite-On Technology Corp.	456,988	690
Chang Hwa Commercial Bank Ltd.	1,194,963	664
Foxconn Technology Co. Ltd.	233,514	659
Advantech Co. Ltd.	77,518	658
SinoPac Financial Holdings Co. Ltd.	2,129,631	628
AU Optronics Corp. ADR	137,718	577
Compal Electronics Inc.	880,323	531
Wistron Corp.	595,461	508
United Microelectronics Corp.	1,373,180	499
Inventec Corp.	636,554	479
* Shin Kong Financial Holding Co. Ltd.	1,808,612	465
Eclat Textile Co. Ltd.	43,163	451
Chailease Holding Co. Ltd.	236,892	424
Asia Cement Corp.	494,264	424
WPG Holdings Ltd.	340,000	407
Powertech Technology Inc.	148,000	406
United Microelectronics Corp. ADR	224,078	406
Novatek Microelectronics Corp.	112,025	397
* HTC Corp.	151,491	386
Giant Manufacturing Co. Ltd.	57,881	380
Micro-Star International Co. Ltd.	151,000	366
Siliconware Precision Industries Co. Ltd.	237,655	362
Siliconware Precision Industries Co. Ltd. ADR	45,120	342
Vanguard International Semiconductor Corp.	188,000	340
Teco Electric and Machinery Co. Ltd.	374,000	338
Merida Industry Co. Ltd.	60,400	315
Realtek Semiconductor Corp.	89,420	312
Acer Inc.	665,551	307
Feng TAY Enterprise Co. Ltd.	70,235	307
Synnex Technology International Corp.	285,498	298
Highwealth Construction Corp.	199,540	297
Phison Electronics Corp.	37,000	293
Walsin Lihwa Corp.	733,000	285
* Ruentex Development Co. Ltd.	229,156	279
CTCI Corp.	179,000	279
Kenda Rubber Industrial Co. Ltd.	180,413	277
Chicony Electronics Co. Ltd.	116,875	276
Taiwan Business Bank	1,044,501	273
Nien Made Enterprise Co. Ltd.	29,000	272
Ruentex Industries Ltd.	146,268	271
LCY Chemical Corp.	190,000	269
Standard Foods Corp.	107,116	263
Win Semiconductors Corp.	87,151	262
Elite Material Co. Ltd.	74,000	260
Hiwin Technologies Corp.	49,942	257
Airtac International Group	30,050	250
Chipbond Technology Corp.	167,000	242
Tripod Technology Corp.	99,000	241
Yageo Corp.	96,346	234
Nanya Technology Corp.	151,324	233
Winbond Electronics Corp.	557,000	229
* Tatung Co. Ltd.	421,000	226
Taiwan Secom Co. Ltd.	80,675	224
* China Petrochemical Development Corp.	606,350	218

AU Optronics Corp.	520,000	215
Yulon Motor Co. Ltd.	244,000	215
King Yuan Electronics Co. Ltd.	246,000	212
Tong Yang Industry Co. Ltd.	115,000	212
St. Shine Optical Co. Ltd.	11,000	208
China Airlines Ltd.	686,000	206
Accton Technology Corp.	112,000	203
Formosa Taffeta Co. Ltd.	208,000	200
* TaiMed Biologics Inc.	39,000	200
Eva Airways Corp.	410,674	198
Eternal Materials Co. Ltd.	178,914	194
Hota Industrial Manufacturing Co. Ltd.	46,000	191
King's Town Bank Co. Ltd.	207,000	189
Taiwan Fertilizer Co. Ltd.	145,000	189
Poya International Co. Ltd.	15,237	186
TTY Biopharm Co. Ltd.	56,541	185
Chroma ATE Inc.	70,000	184
Waterland Financial Holdings Co. Ltd.	684,911	182
Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	181
TSRC Corp.	155,925	180
Getac Technology Corp.	120,000	179
eMemory Technology Inc.	14,000	178
Simplo Technology Co. Ltd.	59,400	178
PChome Online Inc.	21,268	176
Taichung Commercial Bank Co. Ltd.	598,154	176
Parade Technologies Ltd.	17,000	176
Zhen Ding Technology Holding Ltd.	82,700	174
King Slide Works Co. Ltd.	13,000	173
Advanced Semiconductor Engineering Inc.	155,000	171
Silergy Corp.	11,000	167
Merry Electronics Co. Ltd.	39,850	167
Ennoconn Corp.	11,556	166
Compeq Manufacturing Co. Ltd.	306,000	163
Gigabyte Technology Co. Ltd.	124,000	163
Clevo Co.	182,628	161
Wistron NeWeb Corp.	54,651	156
Taiwan Paiho Ltd.	50,000	153
Radiant Opto-Electronics Corp.	83,314	151
* Taiwan Glass Industry Corp.	357,842	151
Transcend Information Inc.	55,000	150
* Evergreen Marine Corp. Taiwan Ltd.	362,940	150
Advanced Ceramic X Corp.	18,000	149
Feng Hsin Steel Co. Ltd.	96,000	147
Chunghwa Telecom Co. Ltd.	45,000	147
E Ink Holdings Inc.	185,000	146
United Integrated Services Co. Ltd.	89,000	146
General Interface Solution Holding Ltd.	46,000	146
Great Wall Enterprise Co. Ltd.	157,100	145
Kinsus Interconnect Technology Corp.	62,000	143
* Chunghwa Precision Test Tech Co. Ltd.	4,000	143
Far Eastern International Bank	484,559	142
Greatek Electronics Inc.	112,000	142
Cleanaway Co. Ltd.	27,000	141
Sino-American Silicon Products Inc.	109,000	139
Walsin Technology Corp.	111,975	139
Land Mark Optoelectronics Corp.	15,600	138
Prince Housing & Development Corp.	412,050	138

Qisda Corp.	262,000	137
Nan Kang Rubber Tire Co. Ltd.	144,493	137
* Epistar Corp.	180,044	136
Mitac Holdings Corp.	122,667	136
* HannStar Display Corp.	508,265	134
FLEXium Interconnect Inc.	45,703	131
Syncmold Enterprise Corp.	65,000	131
Taiwan Acceptance Corp.	50,000	131
Voltronic Power Technology Corp.	9,615	130
Casetek Holdings Ltd.	42,000	129
Makalot Industrial Co. Ltd.	34,712	129
Capital Securities Corp.	446,000	128
Huaku Development Co. Ltd.	65,000	128
Lealea Enterprise Co. Ltd.	470,000	127
Chong Hong Construction Co. Ltd.	61,152	127
Everlight Electronics Co. Ltd.	81,000	127
Oriental Union Chemical Corp.	141,000	125
Sanyang Motor Co. Ltd.	188,000	123
WT Microelectronics Co. Ltd.	88,549	123
China Steel Chemical Corp.	31,000	121
Depo Auto Parts Ind Co. Ltd.	45,000	120
Tung Ho Steel Enterprise Corp.	176,000	120
Grape King Bio Ltd.	21,000	119
China Motor Corp.	129,000	118
Lien Hwa Industrial Corp.	157,213	118
Coretronic Corp.	107,400	118
Cub Elecparts Inc.	14,898	117
Chin-Poon Industrial Co. Ltd.	59,000	117
Tong Hsing Electronic Industries Ltd.	30,000	114
Tung Thih Electronic Co. Ltd.	12,000	113
Sinbon Electronics Co. Ltd.	51,499	113
Sercomm Corp.	44,000	112
BES Engineering Corp.	560,000	112
AmTRAN Technology Co. Ltd.	154,000	111
* Neo Solar Power Corp.	216,573	110
ITEQ Corp.	82,000	109
* Egis Technology Inc.	13,000	109
* Yieh Phui Enterprise Co. Ltd.	274,000	109
Gourmet Master Co. Ltd.	12,350	108
Hu Lane Associate Inc.	23,000	108
* Asia Pacific Telecom Co. Ltd.	331,152	107
Xxentria Technology Materials Corp.	44,000	107
Unimicron Technology Corp.	269,000	106
Jih Sun Financial Holdings Co. Ltd.	488,252	106
Globalwafers Co. Ltd.	23,000	106
Bizlink Holding Inc.	19,933	106
Visual Photonics Epitaxy Co. Ltd.	65,250	102
Kinpo Electronics	254,000	102
China Metal Products	101,000	101
YFY Inc.	287,000	100
Far Eastern Department Stores Ltd.	190,115	98
Long Chen Paper Co. Ltd.	125,000	98
Chaun-Choung Technology Corp.	20,000	98
Pharmally International Holding Co. Ltd.	7,000	97
Tainan Spinning Co. Ltd.	220,543	96
Flytech Technology Co. Ltd.	30,853	96
* Center Laboratories Inc.	49,894	96

Holtek Semiconductor Inc.	60,000	96
Grand Pacific Petrochemical	146,000	95
FocalTech Systems Co. Ltd.	80,923	94
* TPK Holding Co. Ltd.	49,958	93
Sporton International Inc.	16,472	92
Elite Advanced Laser Corp.	23,040	92
Mercuries & Associates Holding Ltd.	124,550	92
Sinyi Realty Inc.	88,630	91
Dynapack International Technology Corp.	77,000	91
Formosa International Hotels Corp.	17,058	90
Aten International Co. Ltd.	35,000	90
Elan Microelectronics Corp.	82,000	90
* Wei Chuan Foods Corp.	152,000	89
IEI Integration Corp.	60,380	89
Ginko International Co. Ltd.	9,000	88
Nien Hsing Textile Co. Ltd.	111,000	87
Bank of Kaohsiung Co. Ltd.	294,085	87
PharmaEngine Inc.	14,199	86
* Mercuries Life Insurance Co. Ltd.	154,105	85
Cheng Loong Corp.	185,000	85
* Ritek Corp.	515,147	85
Taiwan TEA Corp.	174,000	85
Yungtay Engineering Co. Ltd.	59,000	85
Taiwan Shin Kong Security Co. Ltd.	65,650	83
Farglory Land Development Co. Ltd.	70,000	83
Cheng Uei Precision Industry Co. Ltd.	70,000	82
Senao International Co. Ltd.	49,000	82
Sitronix Technology Corp.	27,000	81
Gemtek Technology Corp.	102,000	80
International Games System Co. Ltd.	12,000	79
Taiwan Land Development Corp.	243,731	79
China Synthetic Rubber Corp.	86,110	78
Wan Hai Lines Ltd.	141,000	78
* Pihsiang Machinery Manufacturing Co. Ltd.	38,000	78
Cathay Real Estate Development Co. Ltd.	130,200	78
Advanced Wireless Semiconductor Co.	46,000	77
Pan Jit International Inc.	142,000	77
Tyntek Corp.	194,000	75
President Securities Corp.	204,178	75
* Motech Industries Inc.	79,000	75
Wisdom Marine Lines Co. Ltd.	76,377	75
TXC Corp.	55,000	75
Kinik Co.	36,000	74
* TWi Pharmaceuticals Inc.	23,000	73
Primax Electronics Ltd.	51,000	73
Gigasolar Materials Corp.	6,400	71
Asia Vital Components Co. Ltd.	90,000	71
Nan Ya Printed Circuit Board Corp.	89,000	71
Systex Corp.	36,000	70
Topco Scientific Co. Ltd.	24,203	68
Long Bon International Co. Ltd.	127,000	68
Lung Yen Life Service Corp.	38,000	68
Huang Hsiang Construction Corp.	55,000	68
Sigurd Microelectronics Corp.	87,000	67
Taiwan FamilyMart Co. Ltd.	10,000	66
* CMC Magnetics Corp.	575,021	65
Shinkong Synthetic Fibers Corp.	217,000	65

Pan-International Industrial Corp.	80,000	64
* Orient Semiconductor Electronics Ltd.	176,000	64
Yulon Nissan Motor Co. Ltd.	10,000	63
China Bills Finance Corp.	150,000	63
Chimei Materials Technology Corp.	143,000	63
* Dynamic Electronics Co. Ltd.	222,000	63
* Iron Force Industrial Co. Ltd.	11,000	62
Everlight Chemical Industrial Corp.	97,240	62
Sunplus Technology Co. Ltd.	171,000	62
Unitech Printed Circuit Board Corp.	206,000	62
Taiwan Styrene Monomer	93,450	62
Test Research Inc.	51,000	62
D-Link Corp.	184,212	61
TYC Brother Industrial Co. Ltd.	53,000	61
OptoTech Corp.	134,000	60
YC INOX Co. Ltd.	67,000	60
Pixart Imaging Inc.	27,000	60
Quanta Storage Inc.	59,000	59
USI Corp.	114,000	58
Adlink Technology Inc.	24,168	55
Evergreen International Storage & Transport Corp.	118,000	55
* ALI Corp.	105,000	55
Sunrex Technology Corp.	95,000	55
Namchow Chemical Industrial Co. Ltd.	27,000	55
Posiflex Technology Inc.	9,874	55
Jess-Link Products Co. Ltd.	57,000	55
* Silicon Integrated Systems Corp.	249,000	54
Shin Zu Shing Co. Ltd.	19,000	54
CSBC Corp. Taiwan	122,000	54
Firich Enterprises Co. Ltd.	27,983	53
China General Plastics Corp.	69,000	53
* Solartech Energy Corp.	110,000	53
UPC Technology Corp.	123,000	53
TA Chen Stainless Pipe	90,065	52
Sampo Corp.	90,000	52
China Chemical & Pharmaceutical Co. Ltd.	89,000	51
* Asia Optical Co. Inc.	40,000	51
* Swancor Holding Co. Ltd.	22,000	51
Infortrend Technology Inc.	100,000	51
* Etron Technology Inc.	127,000	50
* Genius Electronic Optical Co. Ltd.	8,714	50
Tsann Kuen Enterprise Co. Ltd.	55,000	50
Li Cheng Enterprise Co. Ltd.	18,600	50
Yeong Guan Energy Technology Group Co. Ltd.	15,000	50
* Sunny Friend Environmental Technology Co. Ltd.	13,000	50
Gloria Material Technology Corp.	74,000	50
Darfon Electronics Corp.	77,000	49
Basso Industry Corp.	16,200	49
Taiflex Scientific Co. Ltd.	40,800	48
Ardentec Corp.	64,903	48
Chung Hwa Pulp Corp.	152,421	48
Kuoyang Construction Co. Ltd.	125,000	48
Altek Corp.	61,600	48
China Man-Made Fiber Corp.	166,950	48
Holy Stone Enterprise Co. Ltd.	46,000	48
Taiwan Semiconductor Co. Ltd.	41,000	48
WUS Printed Circuit Co. Ltd.	82,000	47

Yung Chi Paint & Varnish Manufacturing Co. Ltd.	18,000	46
Zeng Hsing Industrial Co. Ltd.	9,000	46
Lotes Co. Ltd.	14,000	45
Asia Polymer Corp.	72,000	45
Taiwan PCB Techvest Co. Ltd.	46,000	44
A-DATA Technology Co. Ltd.	26,190	44
Elitegroup Computer Systems Co. Ltd.	73,000	44
* Microbio Co. Ltd.	61,000	43
Zinwell Corp.	43,000	43
Green Seal Holding Ltd.	8,800	43
Nan Liu Enterprise Co. Ltd.	9,000	43
YungShin Global Holding Corp.	29,400	43
* Unizyx Holding Corp.	91,000	42
U-Ming Marine Transport Corp.	48,000	42
Taiwan Cogeneration Corp.	58,000	42
Federal Corp.	76,612	41
Ton Yi Industrial Corp.	86,000	41
Sonix Technology Co. Ltd.	39,000	40
Chlitina Holding Ltd.	8,400	39
Wowprime Corp.	8,665	39
San Shing Fastech Corp.	22,770	38
Weltrend Semiconductor	52,000	38
Toung Loong Textile Manufacturing	14,000	35
Lite-On Semiconductor Corp.	38,000	35
Hung Sheng Construction Ltd.	57,000	35
ITE Technology Inc.	37,000	35
Alpha Networks Inc.	55,000	35
ScinoPharm Taiwan Ltd.	28,121	34
Taiyen Biotech Co. Ltd.	36,000	34
Goldsun Building Materials Co. Ltd.	144,000	34
* Taigen Biopharmaceuticals Holdings Ltd.	38,872	33
Universal Cement Corp.	41,868	33
CHC Healthcare Group	24,268	33
* Gintech Energy Corp.	49,555	33
Lextar Electronics Corp.	74,000	33
Soft-World International Corp.	16,000	32
AcBel Polytech Inc.	43,000	32
* Medigen Biotechnology Corp.	14,000	32
Brogent Technologies Inc.	4,389	32
* Ho Tung Chemical Corp.	114,639	31
Johnson Health Tech Co. Ltd.	21,105	31
Darwin Precisions Corp.	73,000	30
* Shining Building Business Co. Ltd.	88,660	30
Advanced International Multitech Co. Ltd.	35,000	29
Elite Semiconductor Memory Technology Inc.	27,000	29
Taiwan Fire & Marine Insurance Co. Ltd.	47,000	28
* E-Ton Solar Tech Co. Ltd.	90,000	28
Kindom Construction Corp.	45,000	28
* Yang Ming Marine Transport Corp.	156,000	28
CyberTAN Technology Inc.	44,000	27
Formosan Rubber Group Inc.	53,101	27
Topkey Corp.	8,000	27
Microlife Corp.	11,000	27
Faraday Technology Corp.	25,800	27
* Radium Life Tech Co. Ltd.	87,393	27
ACES Electronic Co. Ltd.	33,000	26
Career Technology MFG. Co. Ltd.	46,000	26

* Gigastorage Corp.	34,000	26
Rechi Precision Co. Ltd.	25,000	26
Masterlink Securities Corp.	95,012	26
Hung Poo Real Estate Development Corp.	31,000	25
* Ichia Technologies Inc.	49,000	25
Jentech Precision Industrial Co. Ltd.	16,000	25
Wah Lee Industrial Corp.	17,000	25
MIN AIK Technology Co. Ltd.	23,000	25
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	25
Kuo Toong International Co. Ltd.	37,643	24
Test Rite International Co. Ltd.	37,000	24
Vivotek Inc.	8,863	23
* AGV Products Corp.	97,439	23
Taiwan Surface Mounting Technology Corp.	26,250	22
* Lotus Pharmaceutical Co. Ltd.	11,000	22
* Li Peng Enterprise Co. Ltd.	75,600	21
Global Mixed Mode Technology Inc.	9,000	20
Tong-Tai Machine & Tool Co. Ltd.	28,560	20
* Ta Ya Electric Wire & Cable	107,000	20
Concord Securities Co. Ltd.	96,000	19
* Taiwan Liposome Co. Ltd.	5,000	19
Rich Development Co. Ltd.	63,000	16
Unity Opto Technology Co. Ltd.	38,000	16
* G Tech Optoelectronics Corp.	24,043	15
* Gold Circuit Electronics Ltd.	41,000	14
GeoVision Inc.	9,776	13
KEE TAI Properties Co. Ltd.	41,000	12
XPEC Entertainment Inc.	21,467	9
Ambassador Hotel	9,000	7
ENG Electric Co. Ltd.	3,307	2
* Gintech Energy Corp Rights Exp. 02/15/2017	5,785	1
Forest Water Environment Engineering Co. Ltd.	261	—
		141,210
Thailand (0.4%)
* PTT PCL	209,900	2,409
Siam Cement PCL NVDR	120,200	1,728
Kasikornbank PCL (Foreign)	269,183	1,442
CP ALL PCL (Foreign)	811,900	1,395
^ Advanced Info Service PCL (Foreign)	265,300	1,198
PTT PCL (Foreign)	98,600	1,132
* Airports of Thailand PCL	90,625	1,067
* Bangkok Dusit Medical Services PCL (Local)	1,650,800	1,040
Siam Commercial Bank PCL (Foreign)	229,300	984
Siam Cement PCL (Foreign)	64,500	927
Kasikornbank PCL	165,400	886
Siam Commercial Bank PCL	175,700	754
PTT Exploration & Production PCL (Foreign)	241,281	672
* CP ALL PCL (Local)	321,600	552
Central Pattana PCL	312,900	502
* Siam Commercial Bank PCL (Local)	113,600	487
Bangkok Bank PCL (Foreign)	89,698	463
PTT Global Chemical PCL (Foreign)	239,715	461
* Charoen Pokphand Foods PCL	536,300	434
* Minor International PCL	417,260	412
* Banpu PCL (Local)	732,000	404
Krung Thai Bank PCL (Foreign)	687,175	371
Intouch Holdings NVDR	237,596	361

*	PTT Global Chemical PCL (Local)	183,600	353
	Krung Thai Bank PCL	633,000	342
*	Bangkok Expressway & Metro PCL	1,682,509	338
*	Central Pattana PCL	208,100	334
*	Indorama Ventures PCL (Local)	332,500	331
	Thai Oil PCL (Foreign)	159,800	326
	Charoen Pokphand Foods PCL (Foreign)	367,500	298
	Minor International PCL (Foreign)	297,823	294
*	Digital Telecommunications Infrastructure Fund	688,200	283
*	KCE Electronics PCL	83,000	257
*	True Corp. PCL	1,370,453	255
*	Group Lease PCL	149,700	252
*	Intouch Holdings PCL	160,600	244
	Thai Union Frozen Products PCL (Foreign)	404,880	239
	TMB Bank PCL	3,532,900	235
*	Ratchaburi Electricity Generating Holding PCL (Local)	161,300	234
*	BTS Group Holdings PCL	954,800	227
	IRPC PCL (Foreign)	1,491,200	220
*	BTS Rail Mass Transit Growth Infrastructure Fund	661,200	220
	Land & Houses PCL	790,900	218
*	Bangchak Petroleum PCL	217,100	217
*	Bumrungrad Hospital PCL	42,500	216
^	Electricity Generating PCL (Foreign)	37,200	213
*	OBI Pharma Inc.	23,000	213
*	PTT Exploration and Production PCL (Local)	72,800	203
*	Jasmine Broadband Internet Infrastructure Fund	559,400	192
^	Home Product Center PCL	677,598	191
^	Berli Jucker PCL	134,484	191
*	Robinson Department Store PCL	112,700	186
*	Srisawad Power 1979 PCL	154,367	181
*	Central Plaza Hotel PCL	162,200	172
*,2	Star Petroleum Refining PCL	484,700	171
*	Sino-Thai Engineering & Construction PCL	237,700	166
^	Total Access Communication PCL (Foreign)	145,300	162
*	Home Product Center PCL	568,200	161
*	Superblock PCL	3,838,700	158
	Bumrungrad Hospital PCL (Foreign)	30,900	157
*	CH Karnchang PCL	187,300	153
*	Bangkok Land PCL	2,749,700	148
*	Supalai PCL	211,200	145
*	Tisco Financial Group PCL	83,500	145
	True Corp. PCL	775,201	144
^	BTS Group Holdings PCL ADR	604,800	143
*	Land & Houses PCL	508,200	140
^	Delta Electronics Thailand PCL	56,600	138
^	Thoresen Thai Agencies PCL (Foreign)	476,652	133
*	TPI Polene PCL	1,930,500	131
*	Gunkul Engineering PCL	846,500	129
*	Sri Trang Agro-Industry PCL	180,700	127
*	Delta Electronics Thailand PCL	51,800	126
*	Siam Global House PCL	238,859	126
	Pruksa Real Estate PCL	210,700	125
*	Siam City Cement PCL (Local)	15,684	125
*	Thaicom PCL	197,300	124
	Kiatnakin Bank PCL	74,800	121
*	Glow Energy PCL	54,500	121
	Thanachart Capital PCL	88,900	120

*	Berli Jucker PCL	83,600	119
*	Bangkok Airways PCL	184,800	115
^	BEC World PCL (Foreign)	225,100	113
*	Italian-Thai Development PCL	784,500	111
*	Thai Oil PCL	54,500	111
	Bangkok Dusit Medical Services PCL (Foreign)	176,000	111
*	Major Cineplex Group PCL	120,200	110
*	Thai Union Group PCL	183,500	108
*	Electricity Generating PCL	18,300	105
*	Thai Vegetable Oil PCL	88,000	103
*	PTG Energy PCL	127,400	101
*	Quality Houses PCL	1,338,683	100
*	AP Thailand PCL	476,600	100
*	Muangthai Leasing PCL	124,100	100
*	Krungthai Card PCL	24,700	99
*	Sansiri PCL (Local)	1,855,200	99
*	VGI Global Media PCL	652,900	98
	momo.com Inc.	16,000	96
*	Vibhavadi Medical Center PCL	1,028,700	93
*	IRPC PCL	629,800	93
*	Tipco Asphalt PCL	140,500	92
*	Carabao Group PCL	43,100	92
^	LPN Development PCL	268,700	92
*	Dynasty Ceramic PCL	696,900	89
*	Jasmine International PCL	351,600	88
*	Unique Engineering & Construction PCL	155,600	86
^	Bangkok Life Assurance PCL	59,100	82
*	Global Power Synergy Co. Ltd.	77,600	79
*	Hana Microelectronics PCL	64,600	78
*	Thai Airways International PCL	126,300	77
*	U City PCL	90,412,494	77
*	Kiatnakin Bank PCL	47,400	77
	Bangkok Expressway & Metro PCL	373,046	75
	TTW PCL	246,200	75
	Banpu PCL	132,528	73
	Glow Energy PCL (Foreign)	32,700	72
	Bangkok Life Assurance PCL	50,940	71
*	Tisco Financial Group PCL	40,100	69
*	Chularat Hospital PCL	837,980	69
*	Amata Corp. PCL	158,800	69
*	TMB Bank PCL	1,018,600	68
*	Thanachart Capital PCL	50,100	68
*	Esso Thailand PCL	206,200	67
*	Bangkok Chain Hospital PCL	154,400	65
*,^	Thai Airways International PCL (Foreign)	104,374	64
*	IMPACT Growth REIT	150,500	63
*	TICON Industrial Connection PCL	132,600	63
*	Samart Corp. PCL	128,900	60
^	Hana Microelectronics PCL (Foreign)	46,600	56
^	Thanachart Capital PCL	38,600	52
*	CK Power PCL	529,000	51
	Bangkok Bank PCL	10,200	51
*	GFPT PCL	112,200	47
*	SPCG PCL	65,000	39
*	WHA Corp. PCL	420,000	38
*	Univentures PCL	143,400	37
*	Precious Shipping PCL	125,400	35

*	Cal-Comp Electronics Thailand PCL	387,330	31
*	Inter Far East Energy Corp.	351,100	31
*	Total Access Communication PCL (Local)	25,400	28
*,^	WHA Corp. PCL	210,509	19
*,^	Precious Shipping PCL (Foreign)	62,700	18
^	CK Power PCL	179,860	17
*	Group Lease PCL Warrants Exp. 07/31/2018	15,877	14
*	TPI Polene PCL Rights	11,916	4
*	Thoresen Thai Agencies PCL (Local)	13,200	4
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
*	Thoresen Thai Agencies PCL Exp. 02/28/2019	53,346	2
*	WHA Corp. PCL Warrants Exp.12/31/2019	5,106	1
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	1
*	Samart Corp. PCL Warrants Exp. 02/11/2018	39,440	1
*	VGI Global Media PCL Warrants Exp. 08/01/2018	71,450	1
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	2,960	1
	BCPG PCL	1,225	—
*	Precious Shipping PCL Warrants	6,270	—
			36,162
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	512,015	1,131
	Akbank TAS	470,312	1,048
	BIM Birlesik Magazalar AS	47,224	674
*	Turkcell Iletisim Hizmetleri AS	195,414	588
	Haci Omer Sabanci Holding AS (Bearer)	211,795	561
	Tupras Turkiye Petrol Rafinerileri AS	24,875	541
	KOC Holding AS	131,948	532
	Turkiye Is Bankasi	285,415	451
	Eregli Demir ve Celik Fabrikalari TAS	274,084	422
	Turkiye Halk Bankasi AS	138,129	412
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	397,961	324
	Turkiye Vakiflar Bankasi TAO	204,427	266
	Anadolu Efes Biracilik Ve Malt Sanayii AS	41,074	231
	Enka Insaat ve Sanayi AS	142,649	217
	Arcelik AS	35,788	217
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	179
*	Yapi ve Kredi Bankasi AS	163,123	166
*	Turk Hava Yollari AO	112,114	165
	Ford Otomotiv Sanayi AS	17,563	163
	Ulker Biskuvi Sanayi AS	33,433	161
	Turk Telekomunikasyon AS	106,702	159
	Tofas Turk Otomobil Fabrikasi AS	22,955	159
	Turkiye Sise ve Cam Fabrikalari AS	147,252	158
	Coca-Cola Icecek AS	13,694	140
	Soda Sanayii AS	88,901	139
	Petkim Petrokimya Holding AS	120,882	135
	TAV Havalimanlari Holding AS	32,203	133
*	Aksa Enerji Uretim AS Class B	123,798	98
*	Aksigorta AS	132,563	92
	Tekfen Holding AS	35,895	72
*	Sekerbank TAS	205,730	65
	Bizim Toptan Satis Magazalari AS	17,130	54
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	53
	Turkiye Sinai Kalkinma Bankasi AS	112,275	43
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	41
	Aygaz AS	12,065	41
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	38

* Zorlu Enerji Elektrik Uretim AS	123,101	38
* Koza Altin Isletmeleri AS	8,052	38
* Dogan Sirketler Grubu Holding AS	168,390	37
* Vestel Elektronik Sanayi ve Ticaret AS	20,037	35
Is Gayrimenkul Yatirim Ortakligi AS	81,427	33
Aksa Akrilik Kimya Sanayii AS	11,842	33
* Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	32
Turk Traktor ve Ziraat Makineleri AS	1,534	32
* Migros Ticaret AS	6,467	32
Yazicilar Holding AS Class A	5,506	22
* Pegasus Hava Tasimaciligi AS	4,428	19
Trakya Cam Sanayii AS	21,506	18
Dogus Otomotiv Servis ve Ticaret AS	7,386	17
* Vakif Gayrimenkul Yatirim Ortakligi AS	19,855	13
Albaraka Turk Katilim Bankasi AS	32,421	10
* Zorlu Enerji Elektrik Uretim AS Rights Exp. 02/13/2017	123,100	8
* Asya Katilim Bankasi AS	147,465	—
		10,486
United Arab Emirates (0.1%)
Emirates Telecommunications Group Co. PJSC	367,599	1,792
Emaar Properties PJSC	760,955	1,538
First Gulf Bank PJSC	237,768	837
Abu Dhabi Commercial Bank PJSC	364,999	712
DP World Ltd.	37,047	700
Aldar Properties PJSC	727,850	507
Dubai Islamic Bank PJSC	301,078	488
DAMAC Properties Dubai Co. PJSC	381,514	280
Dubai Investments PJSC	414,619	279
Emaar Malls PJSC	391,593	270
Union National Bank PJSC	210,163	252
* DXB Entertainments PJSC	666,893	217
Air Arabia PJSC	453,800	171
Dubai Financial Market PJSC	426,230	150
Al Waha Capital PJSC	234,724	146
* Arabtec Holding PJSC	386,155	142
Aramex PJSC	106,323	127
Amanat Holdings PJSC	389,761	122
* Dana Gas PJSC	547,053	81
National Central Cooling Co. PJSC	134,628	68
* Drake & Scull International PJSC	459,669	67
* Deyaar Development PJSC	361,379	61
* Eshraq Properties Co. PJSC	184,450	59
* Union Properties PJSC	142,827	42
* Amlak Finance PJSC	109,697	38
RAK Properties PJSC	168,932	36
		9,182
United Kingdom (6.0%)
HSBC Holdings plc	4,331,546	36,952
Royal Dutch Shell plc Class A	939,057	25,469
British American Tobacco plc	402,364	24,837
BP plc	4,128,031	24,655
Royal Dutch Shell plc Class B	813,486	22,977
GlaxoSmithKline plc	1,048,831	20,269
Diageo plc	544,247	15,118
AstraZeneca plc	272,487	14,461
Vodafone Group plc	5,735,887	14,050

Reckitt Benckiser Group plc	135,824	11,654
Rio Tinto plc	260,137	11,525
Lloyds Banking Group plc	13,816,466	11,332
Shire plc	194,631	10,836
Prudential plc	556,692	10,788
Unilever plc	261,085	10,575
* Glencore plc	2,525,946	10,462
Barclays plc	3,665,764	10,174
Imperial Brands plc	208,339	9,652
National Grid plc	811,611	9,507
BHP Billiton plc	456,858	8,332
BT Group plc	1,810,103	6,942
WPP plc	276,158	6,427
Compass Group plc	357,243	6,358
CRH plc	179,587	6,267
* Standard Chartered plc	580,823	5,688
Aviva plc	875,182	5,269
BAE Systems plc	680,561	4,999
* Anglo American plc	282,974	4,878
* Tesco plc	1,758,687	4,320
RELX NV	238,872	4,288
SSE plc	218,695	4,111
Experian plc	211,182	4,078
Legal & General Group plc	1,292,874	3,834
Wolseley plc	54,520	3,376
Centrica plc	1,170,863	3,315
Rolls-Royce Holdings plc	361,808	3,047
Smith & Nephew plc	194,037	2,903
Sky plc	222,506	2,811
Old Mutual plc	1,052,437	2,764
London Stock Exchange Group plc	68,786	2,754
Ashtead Group plc	112,563	2,282
Associated British Foods plc	74,537	2,246
Carnival plc	40,489	2,166
Land Securities Group plc	169,164	2,120
Kingfisher plc	490,799	2,082
ITV plc	809,380	2,077
InterContinental Hotels Group plc	43,395	2,015
* Royal Bank of Scotland Group plc	713,484	1,999
Burberry Group plc	95,781	1,981
Whitbread plc	39,665	1,964
Paddy Power Betfair plc	18,026	1,897
Bunzl plc	71,186	1,877
Standard Life plc	420,474	1,837
Mondi plc	82,506	1,824
3i Group plc	204,614	1,808
Randgold Resources Ltd.	20,834	1,773
Sage Group plc	228,717	1,769
Johnson Matthey plc	41,116	1,687
United Utilities Group plc	143,538	1,662
GKN plc	378,818	1,642
British Land Co. plc	219,071	1,610
Persimmon plc	65,599	1,598
Smiths Group plc	82,900	1,571
DCC plc	19,461	1,570
Marks & Spencer Group plc	366,992	1,556
RSA Insurance Group plc	214,289	1,552

Informa plc	181,732	1,494
St. James's Place plc	110,114	1,490
Taylor Wimpey plc	692,848	1,463
Next plc	30,302	1,462
Intertek Group plc	34,115	1,460
Severn Trent plc	50,835	1,457
International Consolidated Airlines Group SA (London Shares)	233,734	1,407
Wm Morrison Supermarkets plc	467,490	1,394
Pearson plc	178,169	1,389
Barratt Developments plc	222,737	1,343
Direct Line Insurance Group plc	291,253	1,305
Smurfit Kappa Group plc	49,722	1,303
2 Worldpay Group plc	358,937	1,295
Micro Focus International plc	47,062	1,273
Weir Group plc	47,156	1,195
Rentokil Initial plc	413,282	1,191
Hammerson plc	172,722	1,190
TUI AG	80,549	1,180
J Sainsbury plc	357,289	1,162
Croda International plc	27,514	1,162
DS Smith plc	198,215	1,108
G4S plc	337,995	1,089
Provident Financial plc	31,396	1,081
2 Auto Trader Group plc	205,940	1,040
Segro plc	175,168	1,018
Royal Mail plc	191,483	994
Rightmove plc	19,468	987
Melrose Industries plc	400,729	987
Investec plc	137,539	976
Travis Perkins plc	53,164	975
Berkeley Group Holdings plc	27,368	967
Halma plc	81,680	952
Admiral Group plc	42,389	950
Meggitt plc	179,927	949
RPC Group plc	70,091	947
Coca-Cola HBC AG	41,317	944
Schroders plc	24,913	924
2 Merlin Entertainments plc	148,269	891
Capita plc	140,647	887
Booker Group plc	345,233	886
IMI plc	60,036	883
Hargreaves Lansdown plc	51,371	878
Spirax-Sarco Engineering plc	16,060	872
Pennon Group plc	86,873	869
Antofagasta plc	82,079	867
Tate & Lyle plc	102,159	863
Hiscox Ltd.	65,436	847
Dixons Carphone plc	211,537	844
Mediclinic International plc	84,923	840
Bellway plc	26,449	829
John Wood Group plc	77,417	819
Inchcape plc	90,390	818
* Just Eat plc	117,535	800
* Tullow Oil plc	209,242	780
Phoenix Group Holdings	82,010	779
BBA Aviation plc	214,525	757
Spectris plc	24,121	734

Inmarsat plc	95,331	730
UBM plc	82,099	730
Polymetal International plc	61,838	719
Aberdeen Asset Management plc	213,038	705
TP ICAP plc	119,820	701
Intu Properties plc	203,283	693
Hikma Pharmaceuticals plc	29,762	686
Derwent London plc	22,011	685
Fresnillo plc	36,429	669
* Metro Bank plc	15,867	667
William Hill plc	199,547	651
Aggreko plc	51,025	648
* CYBG plc	187,100	637
Cobham plc	370,185	633
Petrofac Ltd.	54,577	632
Henderson Group plc	226,364	625
Capital & Counties Properties plc	177,145	608
* BTG plc	89,250	601
Electrocomponents plc	97,528	596
Howden Joinery Group plc	123,575	589
Babcock International Group plc	51,150	576
Indivior plc	154,057	575
Close Brothers Group plc	31,457	575
Rotork plc	177,812	573
Great Portland Estates plc	73,056	572
Beazley plc	109,815	562
Hays plc	291,704	561
Shaftesbury plc	50,582	559
Greene King plc	64,531	554
easyJet plc	46,052	552
Playtech plc	52,527	549
Balfour Beatty plc	167,527	547
B&M European Value Retail SA	143,561	544
Intermediate Capital Group plc	61,183	534
Man Group plc	313,664	527
IG Group Holdings plc	76,613	515
* Paysafe Group plc	101,680	490
SSP Group plc	98,334	484
Domino's Pizza Group plc	104,924	479
GVC Holdings plc	62,710	479
Centamin plc	238,257	471
* NEX Group plc	64,842	469
Jupiter Fund Management plc	92,201	467
Dignity plc	15,128	466
Daily Mail & General Trust plc	53,295	465
Moneysupermarket.com Group plc	111,951	465
WH Smith plc	22,013	453
Amec Foster Wheeler plc	79,238	443
Britvic plc	55,808	440
Greencore Group plc	145,113	432
* IWG plc	137,072	432
HomeServe plc	55,447	418
* Serco Group plc	228,867	416
Drax Group plc	88,955	415
UDG Healthcare plc	50,283	407
Tritax Big Box REIT plc	231,619	403
QinetiQ Group plc	120,994	402

	Ultra Electronics Holdings plc	17,092	398
	Victrex plc	16,375	392
	WS Atkins plc	21,067	389
	AA plc	124,516	383
	Elementis plc	112,486	380
	Synthomer plc	66,722	379
	JD Sports Fashion plc	86,330	378
	Berendsen plc	35,736	375
	Pagegroup plc	66,953	365
	National Express Group plc	83,942	358
	Kier Group plc	20,525	357
*	Thomas Cook Group plc	315,209	346
	Dechra Pharmaceuticals plc	18,825	345
	Cineworld Group plc	44,123	341
	Bodycote plc	40,530	341
*	Firstgroup plc	259,520	340
	UNITE Group plc	45,901	339
	Vesuvius plc	56,567	337
*	Cairn Energy plc	116,954	335
	Lancashire Holdings Ltd.	39,009	333
	Crest Nicholson Holdings plc	51,250	327
*	KAZ Minerals plc	54,865	326
	NMC Health plc	15,457	319
	Grafton Group plc	43,156	318
	AVEVA Group plc	13,228	318
	Bovis Homes Group plc	30,538	318
	Diploma plc	24,800	317
	Renishaw plc	8,656	311
	Ladbrokes Coral Group plc	202,872	305
*	Evraz plc	106,609	300
	Galliford Try plc	17,522	298
	Ashmore Group plc	76,171	298
	BGEO Group plc	7,890	294
2	John Laing Group plc	87,456	291
	Savills plc	28,052	274
	Paragon Group of Cos. plc	53,651	273
*,^	Ocado Group plc	86,295	271
	Essentra plc	51,843	268
*	Petra Diamonds Ltd.	138,411	264
	Greggs plc	21,531	264
	Kennedy Wilson Europe Real Estate plc	22,020	263
	Big Yellow Group plc	30,420	263
	Go-Ahead Group plc	9,218	261
	Grainger plc	86,141	258
	Redrow plc	46,046	258
	Genus plc	11,766	254
	Marston's plc	151,725	252
	Northgate plc	38,520	246
2	Spire Healthcare Group plc	61,577	243
	Carillion plc	88,745	241
	Morgan Advanced Materials plc	63,382	241
	Stagecoach Group plc	90,542	239
	Vedanta Resources plc	18,036	238
*,2	Wizz Air Holdings plc	10,520	236
	Workspace Group plc	24,773	236
*	Vectura Group plc	142,776	234
	Fidessa Group plc	7,895	229

	Senior plc	91,403	228
	LondonMetric Property plc	121,469	226
	Assura plc	339,243	222
^	TalkTalk Telecom Group plc	112,065	221
*	Enterprise Inns plc	127,165	212
	Hansteen Holdings plc	152,312	211
	Virgin Money Holdings UK plc	53,509	210
*	Ophir Energy plc	175,526	208
	Telecom Plus plc	13,313	204
	SuperGroup plc	10,668	202
	Safestore Holdings plc	43,113	201
2	Sophos Group plc	57,862	200
	Ted Baker plc	5,585	200
	Dairy Crest Group plc	26,556	199
	Brewin Dolphin Holdings plc	50,121	198
2	Zoopla Property Group plc	42,590	197
	St. Modwen Properties plc	48,958	196
	Mitie Group plc	77,374	196
2	Hastings Group Holdings plc	69,143	196
*,^	Sports Direct International plc	54,487	196
	Dunelm Group plc	22,807	195
*	Imagination Technologies Group plc	64,842	195
	Entertainment One Ltd.	66,383	193
	Halfords Group plc	42,204	193
	J D Wetherspoon plc	16,288	192
	Pets at Home Group plc	74,763	188
*	SVG Capital plc	20,984	188
	Hunting plc	25,771	181
	F&C Commercial Property Trust Ltd.	103,724	177
	Polypipe Group plc	41,455	176
	Debenhams plc	263,423	174
	Keller Group plc	16,785	172
	Card Factory plc	54,269	171
	Computacenter plc	16,743	167
*	Allied Minds plc	32,860	165
	De La Rue plc	22,159	165
	Redefine International PLC	333,213	164
	Mitchells & Butlers plc	47,962	161
	Acacia Mining plc	29,009	157
	Shanks Group plc	129,293	154
2	Ibstock plc	64,942	153
	PZ Cussons plc	39,815	153
	esure Group plc	59,156	150
	Picton Property Income Ltd.	146,811	148
	Chesnara plc	31,671	144
	OM Asset Management plc	10,100	142
	SIG plc	110,058	142
*	Chemring Group plc	58,521	141
*	Premier Oil plc	130,154	138
2	McCarthy & Stone plc	66,703	138
	KCOM Group plc	120,418	136
	Restaurant Group plc	36,332	134
	Fenner plc	33,918	134
	RPS Group plc	46,163	132
	NCC Group plc	55,229	129
	Hochschild Mining plc	41,288	129
	UK Commercial Property Trust Ltd.	118,056	125

	Laird plc	56,735	119
*	Nostrum Oil & Gas plc	19,562	116
	N Brown Group plc	41,889	116
2	Countryside Properties plc	39,210	115
	Lookers plc	73,386	115
	Interserve plc	26,828	109
	International Personal Finance plc	46,925	103
*	Premier Foods plc	194,113	97
	ITE Group plc	49,024	97
*	Lonmin plc	60,005	96
	888 Holdings plc	33,538	95
	Helical plc	25,204	93
	Devro plc	44,654	93
*	Aldermore Group plc	32,589	90
	Oxford Instruments plc	9,640	86
	Rank Group plc	34,276	86
	Schroder REIT Ltd.	118,293	84
*,2	Shawbrook Group plc	25,907	82
	Xaar plc	14,941	75
	OneSavings Bank plc	17,280	74
	Daejan Holdings plc	813	65
*	Gocompare.Com Group plc	59,156	63
	Countrywide plc	27,491	61
	Soco International plc	29,740	58
	Foxtons Group plc	44,447	54
*	AO World plc	25,742	52
*	Mothercare plc	31,304	45
*	Lamprell plc	34,894	40
2	CMC Markets plc	28,615	40
	Cape plc	13,478	31
*,^	Genel Energy plc	25,864	22
*,^	Afren plc	141,140	3
			571,792
United States (53.3%)
Basic Materials (1.4%)
	Dow Chemical Co.	240,825	14,360
	EI du Pont de Nemours & Co.	189,094	14,277
	Praxair Inc.	61,242	7,254
	LyondellBasell Industries NV Class A	74,231	6,924
	Ecolab Inc.	57,084	6,858
	Air Products & Chemicals Inc.	46,796	6,540
	PPG Industries Inc.	57,451	5,746
	International Paper Co.	89,445	5,063
*	Freeport-McMoRan Inc.	293,297	4,883
	Newmont Mining Corp.	113,753	4,127
	Nucor Corp.	68,518	3,980
	Celanese Corp. Class A	31,223	2,635
	Eastman Chemical Co.	32,641	2,530
	Mosaic Co.	76,350	2,395
	Albemarle Corp.	23,935	2,217
	Arconic Inc.	94,630	2,157
	International Flavors & Fragrances Inc.	17,406	2,040
	CF Industries Holdings Inc.	49,995	1,764
	FMC Corp.	29,278	1,761
	Steel Dynamics Inc.	49,200	1,663
	Ashland Global Holdings Inc.	13,143	1,564

RPM International Inc.	29,000	1,516
* Axalta Coating Systems Ltd.	50,403	1,462
Avery Dennison Corp.	19,330	1,411
* Alcoa Corp.	38,564	1,406
United States Steel Corp.	37,195	1,217
Reliance Steel & Aluminum Co.	14,300	1,139
WR Grace & Co.	14,900	1,033
Chemours Co.	38,964	1,029
US Silica Holdings Inc.	16,878	998
Royal Gold Inc.	13,100	945
NewMarket Corp.	2,100	905
Olin Corp.	33,710	884
CONSOL Energy Inc.	49,777	843
Sensient Technologies Corp.	9,500	729
Scotts Miracle-Gro Co.	7,891	726
Southern Copper Corp.	18,101	694
Huntsman Corp.	34,000	693
Cabot Corp.	12,500	692
Trinseo SA	9,718	629
* Versum Materials Inc.	22,464	628
PolyOne Corp.	17,200	587
Compass Minerals International Inc.	7,000	585
HB Fuller Co.	11,800	583
Minerals Technologies Inc.	7,200	577
* Univar Inc.	19,100	570
* AK Steel Holding Corp.	69,892	565
* Platform Specialty Products Corp.	45,687	555
Balchem Corp.	6,500	554
Worthington Industries Inc.	11,400	545
Hecla Mining Co.	84,112	542
Domtar Corp.	12,300	537
* Ingevity Corp.	9,639	536
* Stillwater Mining Co.	29,200	496
Westlake Chemical Corp.	7,900	489
Allegheny Technologies Inc.	22,343	486
* Chemtura Corp.	13,746	455
Commercial Metals Co.	20,900	427
* GCP Applied Technologies Inc.	15,400	415
* Coeur Mining Inc.	34,700	404
KapStone Paper and Packaging Corp.	16,800	403
* Cambrex Corp.	7,100	372
Carpenter Technology Corp.	8,500	340
Kaiser Aluminum Corp.	4,100	322
Innospec Inc.	4,200	300
* Clearwater Paper Corp.	4,200	264
Stepan Co.	3,200	250
* Ferro Corp.	17,500	247
PH Glatfelter Co.	9,500	232
A Schulman Inc.	6,200	214
Tredegar Corp.	9,400	209
* Kraton Corp.	7,700	207
Innophos Holdings Inc.	4,000	195
Calgon Carbon Corp.	11,300	179
Rayonier Advanced Materials Inc.	12,300	167
* Century Aluminum Co.	10,600	163
* AdvanSix Inc.	6,299	162
* Koppers Holdings Inc.	3,800	154

	Deltic Timber Corp.	1,900	144
*	Veritiv Corp.	1,997	112
	Ferroglobe plc	10,400	109
*	Resolute Forest Products Inc.	19,700	108
	Haynes International Inc.	2,600	107
*	Ferroglobe R&W Trust	10,400	—
			135,185
Consumer Goods (5.2%)
	Procter & Gamble Co.	578,709	50,695
	Coca-Cola Co.	893,104	37,126
	Philip Morris International Inc.	338,020	32,494
	PepsiCo Inc.	311,281	32,305
	Altria Group Inc.	422,867	30,100
	Mondelez International Inc. Class A	335,373	14,850
	NIKE Inc. Class B	239,174	12,652
	Colgate-Palmolive Co.	191,504	12,367
	Kraft Heinz Co.	128,766	11,498
	General Motors Co.	302,736	11,083
	Reynolds American Inc.	179,221	10,777
	Ford Motor Co.	837,153	10,347
	Monsanto Co.	95,248	10,316
	Kimberly-Clark Corp.	78,490	9,508
	General Mills Inc.	128,929	8,055
*,^	Tesla Motors Inc.	26,092	6,573
	Activision Blizzard Inc.	149,504	6,012
	Constellation Brands Inc. Class A	37,114	5,558
	Archer-Daniels-Midland Co.	124,258	5,500
*	Electronic Arts Inc.	62,694	5,231
	Newell Brands Inc.	104,212	4,932
	Delphi Automotive plc	59,021	4,135
	Stanley Black & Decker Inc.	33,010	4,093
	Tyson Foods Inc. Class A	64,702	4,063
*	Monster Beverage Corp.	91,360	3,892
	Estee Lauder Cos. Inc. Class A	46,766	3,798
	Kellogg Co.	51,924	3,775
	Conagra Brands Inc.	94,804	3,706
	VF Corp.	71,963	3,705
	Dr Pepper Snapple Group Inc.	39,989	3,647
	Hershey Co.	32,970	3,477
	Molson Coors Brewing Co. Class B	35,995	3,474
	Clorox Co.	28,453	3,414
	JM Smucker Co.	24,403	3,315
	Genuine Parts Co.	32,861	3,181
*	Mohawk Industries Inc.	13,496	2,913
	Mead Johnson Nutrition Co.	40,433	2,849
	Whirlpool Corp.	16,286	2,848
	Church & Dwight Co. Inc.	56,141	2,539
	Campbell Soup Co.	38,163	2,375
	McCormick & Co. Inc.	24,442	2,335
	Coach Inc.	61,774	2,307
	DR Horton Inc.	75,274	2,251
	Harley-Davidson Inc.	39,308	2,242
	Brown-Forman Corp. Class B	48,238	2,200
	Hormel Foods Corp.	60,501	2,196
^	Autoliv Inc.	18,798	2,174
	Lear Corp.	15,171	2,156
	Snap-on Inc.	11,800	2,142

	Bunge Ltd.	30,756	2,129
*	WhiteWave Foods Co. Class A	37,322	2,055
	Coty Inc. Class A	104,975	2,016
	Hasbro Inc.	23,929	1,974
	Mattel Inc.	74,109	1,942
	Hanesbrands Inc.	81,000	1,921
	BorgWarner Inc.	46,323	1,891
	Lennar Corp. Class A	41,543	1,855
*	LKQ Corp.	57,788	1,844
	Goodyear Tire & Rubber Co.	55,809	1,808
	Ingredion Inc.	13,900	1,782
	Coca-Cola European Partners plc	50,640	1,749
	Harman International Industries Inc.	15,012	1,669
	Leucadia National Corp.	68,420	1,632
	PVH Corp.	16,388	1,537
*	NVR Inc.	821	1,525
*	Michael Kors Holdings Ltd.	34,300	1,468
*	Lululemon Athletica Inc.	20,898	1,411
*	Middleby Corp.	10,300	1,382
	Leggett & Platt Inc.	28,412	1,356
*	Adient plc	21,260	1,350
*	WABCO Holdings Inc.	11,900	1,297
	Pinnacle Foods Inc.	24,168	1,286
	PulteGroup Inc.	59,696	1,284
	Gentex Corp.	60,678	1,268
	Lamb Weston Holdings Inc.	30,985	1,158
	Brunswick Corp.	18,800	1,125
*	Post Holdings Inc.	13,172	1,102
*	Herbalife Ltd.	19,400	1,090
	Polaris Industries Inc.	12,600	1,059
	Ralph Lauren Corp. Class A	11,959	1,058
*	Edgewell Personal Care Co.	12,560	990
*	Toll Brothers Inc.	31,372	984
	Thor Industries Inc.	9,400	973
*	Take-Two Interactive Software Inc.	17,200	923
*	TreeHouse Foods Inc.	11,931	905
	Pool Corp.	8,200	866
*	Hain Celestial Group Inc.	21,800	862
*,^	Under Armour Inc. Class A	39,400	847
*	Tenneco Inc.	11,900	803
*	Under Armour Inc.	41,437	796
	Flowers Foods Inc.	37,640	757
	Spectrum Brands Holdings Inc.	5,623	750
	Carter's Inc.	8,600	720
*	Skechers U.S.A. Inc. Class A	28,300	711
*	Visteon Corp.	7,700	690
	Energizer Holdings Inc.	13,060	659
	Snyder's-Lance Inc.	17,013	653
	B&G Foods Inc.	14,100	625
	Dana Inc.	30,300	610
	CalAtlantic Group Inc.	16,888	589
*	Manitowoc Foodservice Inc.	30,200	579
	Lancaster Colony Corp.	4,300	564
*	Avon Products Inc.	95,425	560
*	LCI Industries	5,100	560
*	Kate Spade & Co.	29,900	553
	Tupperware Brands Corp.	9,000	543

*,^	Tempur Sealy International Inc.	12,511	538
	Nu Skin Enterprises Inc. Class A	10,100	524
*	Blue Buffalo Pet Products Inc.	20,951	508
	Wolverine World Wide Inc.	21,300	500
*	Helen of Troy Ltd.	5,300	494
	HNI Corp.	9,300	469
	Fresh Del Monte Produce Inc.	7,695	441
*	Steven Madden Ltd.	12,450	438
*	Darling Ingredients Inc.	35,700	428
	Cooper Tire & Rubber Co.	11,400	413
*	TRI Pointe Group Inc.	33,600	412
	Herman Miller Inc.	12,600	393
*	Zynga Inc. Class A	152,551	384
	J&J Snack Foods Corp.	3,000	383
	Sanderson Farms Inc.	4,200	382
*	Vista Outdoor Inc.	13,262	382
*	Deckers Outdoor Corp.	6,600	380
	Vector Group Ltd.	16,268	359
	Dean Foods Co.	17,950	356
*	Dorman Products Inc.	4,900	338
	Steelcase Inc. Class A	19,200	323
	Callaway Golf Co.	28,097	318
*	Meritage Homes Corp.	8,600	316
	Universal Corp.	4,500	306
	La-Z-Boy Inc.	10,500	300
*	American Axle & Manufacturing Holdings Inc.	14,400	294
	Schweitzer-Mauduit International Inc.	6,300	279
	Cosan Ltd.	32,600	267
*	US Foods Holding Corp.	9,800	267
*	Gentherm Inc.	7,500	266
	WD-40 Co.	2,500	263
	Andersons Inc.	6,950	262
*	Boston Beer Co. Inc. Class A	1,700	261
	Columbia Sportswear Co.	4,800	261
	KB Home	15,600	256
*	Wayfair Inc.	6,100	254
*	Cooper-Standard Holdings Inc.	2,400	253
	Interface Inc. Class A	13,600	248
	Pilgrim's Pride Corp.	12,900	247
*	Fossil Group Inc.	9,100	233
	Cal-Maine Foods Inc.	5,500	229
	Knoll Inc.	8,700	227
*	ACCO Brands Corp.	17,742	226
	MDC Holdings Inc.	7,665	207
*	Fitbit Inc. Class A	34,400	207
	Ethan Allen Interiors Inc.	6,700	195
*	G-III Apparel Group Ltd.	7,400	194
	Oxford Industries Inc.	3,500	193
	Briggs & Stratton Corp.	8,700	188
*,^	GoPro Inc. Class A	17,103	184
	Winnebago Industries Inc.	5,600	176
*	Select Comfort Corp.	8,400	170
	Coca-Cola Bottling Co. Consolidated	1,000	169
*	Adecoagro SA	14,300	165
*	Caesarstone Ltd.	5,400	164
	National Beverage Corp.	3,000	151
	Tootsie Roll Industries Inc.	3,972	149

* USANA Health Sciences Inc.	2,200	137
* Modine Manufacturing Co.	9,400	128
Superior Industries International Inc.	5,500	127
National Presto Industries Inc.	1,000	106
* Crocs Inc.	12,400	91
* Vera Bradley Inc.	1,800	21
		498,076
Consumer Services (6.9%)
* Amazon.com Inc.	82,949	68,307
Comcast Corp. Class A	518,914	39,136
Walt Disney Co.	347,314	38,430
Home Depot Inc.	266,986	36,732
Wal-Mart Stores Inc.	336,519	22,459
McDonald's Corp.	179,083	21,950
CVS Health Corp.	232,425	18,317
* Priceline Group Inc.	10,757	16,944
Starbucks Corp.	303,779	16,775
Walgreens Boots Alliance Inc.	202,525	16,595
Time Warner Inc.	167,752	16,247
Costco Wholesale Corp.	94,800	15,542
* Charter Communications Inc. Class A	44,894	14,543
Lowe's Cos. Inc.	189,012	13,813
* Netflix Inc.	87,696	12,340
TJX Cos. Inc.	143,179	10,727
Target Corp.	122,345	7,889
* eBay Inc.	220,142	7,007
Twenty-First Century Fox Inc. Class A	223,038	6,999
McKesson Corp.	48,676	6,773
Kroger Co.	194,484	6,605
Marriott International Inc. Class A	74,826	6,330
Sysco Corp.	110,190	5,781
Ross Stores Inc.	87,075	5,757
CBS Corp. Class B	85,214	5,495
* O'Reilly Automotive Inc.	20,500	5,377
Cardinal Health Inc.	69,406	5,203
Yum! Brands Inc.	78,852	5,167
* Liberty Global plc	130,442	4,582
Las Vegas Sands Corp.	86,483	4,547
* AutoZone Inc.	6,255	4,535
Carnival Corp.	81,049	4,488
Omnicom Group Inc.	51,472	4,409
Dollar General Corp.	56,854	4,197
* Dollar Tree Inc.	48,468	3,741
* Ulta Beauty Inc.	12,929	3,520
Viacom Inc. Class B	75,354	3,175
Expedia Inc.	25,997	3,161
AmerisourceBergen Corp. Class A	35,798	3,124
Twenty-First Century Fox Inc.	99,782	3,094
Royal Caribbean Cruises Ltd.	32,709	3,063
Nielsen Holdings plc	74,394	3,043
* MGM Resorts International	99,478	2,865
L Brands Inc.	46,631	2,808
* CarMax Inc.	41,585	2,774
* DISH Network Corp. Class A	46,368	2,744
* Chipotle Mexican Grill Inc. Class A	6,359	2,680
Advance Auto Parts Inc.	16,027	2,632
Best Buy Co. Inc.	54,771	2,438

* Hilton Worldwide Holdings Inc.	41,280	2,377
* Yum China Holdings Inc.	84,471	2,321
* Liberty Global plc Class A	57,494	2,097
Interpublic Group of Cos. Inc.	85,807	2,019
Macy's Inc.	67,860	2,005
Foot Locker Inc.	28,833	1,976
Tiffany & Co.	25,055	1,972
Darden Restaurants Inc.	26,032	1,908
Delta Air Lines Inc.	40,365	1,907
Whole Foods Market Inc.	62,928	1,902
* Liberty Interactive Corp. QVC Group Class A	95,047	1,823
Wyndham Worldwide Corp.	22,898	1,810
Wynn Resorts Ltd.	17,593	1,784
Southwest Airlines Co.	33,436	1,749
Aramark	50,988	1,725
^ Sirius XM Holdings Inc.	357,040	1,685
* Discovery Communications Inc.	59,447	1,647
MercadoLibre Inc.	8,854	1,641
* Norwegian Cruise Line Holdings Ltd.	34,487	1,621
Domino's Pizza Inc.	9,200	1,606
* Liberty Media Corp-Liberty SiriusXM	43,825	1,573
Tractor Supply Co.	21,300	1,569
Kohl's Corp.	37,004	1,474
Vail Resorts Inc.	8,389	1,439
* VCA Inc.	15,500	1,404
KAR Auction Services Inc.	30,704	1,399
FactSet Research Systems Inc.	7,900	1,367
Nordstrom Inc.	30,135	1,333
Bed Bath & Beyond Inc.	32,800	1,323
Signet Jewelers Ltd.	16,700	1,297
Staples Inc.	138,901	1,278
American Airlines Group Inc.	28,266	1,251
* Burlington Stores Inc.	14,662	1,227
* United Continental Holdings Inc.	17,400	1,226
* Copart Inc.	21,100	1,197
Service Corp. International	41,000	1,194
* TripAdvisor Inc.	22,068	1,167
Six Flags Entertainment Corp.	19,500	1,162
Scripps Networks Interactive Inc. Class A	15,065	1,147
Gap Inc.	48,209	1,110
* Panera Bread Co. Class A	5,150	1,077
* ServiceMaster Global Holdings Inc.	28,598	1,058
* Live Nation Entertainment Inc.	36,800	1,053
TEGNA Inc.	45,477	1,042
H&R Block Inc.	47,442	1,018
Casey's General Stores Inc.	8,300	954
Dun & Bradstreet Corp.	7,730	948
Cinemark Holdings Inc.	22,200	944
* Rite Aid Corp.	167,800	943
Williams-Sonoma Inc.	18,500	892
Sabre Corp.	35,754	876
News Corp. Class A	69,770	857
Dunkin' Brands Group Inc.	15,418	800
Rollins Inc.	22,650	799
CST Brands Inc.	16,423	791
Dick's Sporting Goods Inc.	15,100	779
* Madison Square Garden Co. Class A	4,233	744

Cracker Barrel Old Country Store Inc.	4,700	743
* AutoNation Inc.	13,466	715
* Avis Budget Group Inc.	19,000	707
* AMC Networks Inc. Class A	12,134	696
AMERCO	1,846	695
Jack in the Box Inc.	6,300	680
* Sally Beauty Holdings Inc.	28,400	676
* Lions Gate Entertainment Corp. Class B	24,084	645
Nexstar Media Group Inc. Class A	9,786	640
Alaska Air Group Inc.	6,700	629
Cable One Inc.	992	627
* Bright Horizons Family Solutions Inc.	8,754	620
* Yelp Inc. Class A	14,577	609
* GrubHub Inc.	14,600	607
* Liberty Media Corp-Liberty SiriusXM	16,687	605
* Buffalo Wild Wings Inc.	4,000	604
* Discovery Communications Inc. Class A	21,241	602
International Game Technology plc	22,478	594
* Sprouts Farmers Market Inc.	31,694	592
Cheesecake Factory Inc.	9,700	585
* Grand Canyon Education Inc.	9,800	578
Wendy's Co.	42,028	569
Dolby Laboratories Inc. Class A	11,700	561
Tribune Media Co. Class A	19,200	554
Office Depot Inc.	123,467	549
* Beacon Roofing Supply Inc.	12,498	547
American Eagle Outfitters Inc.	36,143	546
* Pandora Media Inc.	40,000	520
Graham Holdings Co. Class B	999	519
GameStop Corp. Class A	20,916	512
Regal Entertainment Group Class A	22,423	508
Texas Roadhouse Inc. Class A	10,800	504
* Liberty Expedia Holdings Inc. Class A	11,381	501
Big Lots Inc.	10,000	500
* Murphy USA Inc.	7,830	499
Penske Automotive Group Inc.	9,100	495
Hillenbrand Inc.	13,500	493
* Cabela's Inc.	8,700	486
Sinclair Broadcast Group Inc. Class A	14,400	486
Meredith Corp.	7,900	484
John Wiley & Sons Inc. Class A	8,700	479
* Urban Outfitters Inc.	17,917	476
Papa John's International Inc.	5,500	469
Brinker International Inc.	10,500	467
Chemed Corp.	2,800	465
Lithia Motors Inc. Class A	4,400	454
* United Natural Foods Inc.	9,633	440
* Liberty Global PLC LiLAC Class A	18,690	430
News Corp. Class B	33,640	426
New York Times Co. Class A	31,500	425
ILG Inc.	22,338	423
* Michaels Cos. Inc.	21,267	418
Aaron's Inc.	13,400	415
* JC Penney Co. Inc.	60,834	405
Time Inc.	21,002	404
Matthews International Corp. Class A	5,919	399
Group 1 Automotive Inc.	4,900	396

* Liberty Global PLC LiLAC	17,419	389
Churchill Downs Inc.	2,700	387
* Sotheby's	9,700	385
Bloomin' Brands Inc.	22,435	384
* Hilton Grand Vacations Inc.	13,040	382
PriceSmart Inc.	4,500	381
DeVry Education Group Inc.	11,336	380
* Hertz Global Holdings Inc.	18,081	379
* Five Below Inc.	9,500	379
Extended Stay America Inc.	23,321	378
* Acxiom Corp.	14,400	376
Travelport Worldwide Ltd.	25,600	368
Monro Muffler Brake Inc.	6,000	359
* WebMD Health Corp.	7,159	357
* Stamps.com Inc.	2,900	352
* JetBlue Airways Corp.	17,812	349
* Shutterfly Inc.	6,800	349
Chico's FAS Inc.	25,100	339
* Dave & Buster's Entertainment Inc.	6,200	338
* comScore Inc.	9,866	331
Marriott Vacations Worldwide Corp.	3,763	325
* Boyd Gaming Corp.	15,700	319
Core-Mark Holding Co. Inc.	9,000	314
Choice Hotels International Inc.	5,600	311
Bob Evans Farms Inc.	5,500	310
* Groupon Inc. Class A	88,100	304
* Asbury Automotive Group Inc.	4,600	302
Scholastic Corp.	6,500	298
Morningstar Inc.	3,900	297
DSW Inc. Class A	14,020	297
* MSG Networks Inc.	12,700	295
* Lions Gate Entertainment Corp. Class A	10,092	290
* Herc Holdings Inc.	5,760	286
SpartanNash Co.	7,500	284
Caleres Inc.	9,200	283
* Houghton Mifflin Harcourt Co.	24,100	272
* Belmond Ltd. Class A	19,600	271
HSN Inc.	7,600	268
Sonic Corp.	10,700	266
SeaWorld Entertainment Inc.	14,500	263
Children's Place Inc.	2,700	262
* Genesco Inc.	4,200	253
* Liberty Media Corp-Liberty Formula One	8,768	252
* Liberty TripAdvisor Holdings Inc. Class A	13,867	249
* Rush Enterprises Inc. Class A	7,600	249
Dillard's Inc. Class A	4,400	248
* La Quinta Holdings Inc.	17,506	247
* EW Scripps Co. Class A	12,500	244
Sonic Automotive Inc. Class A	10,200	239
Tailored Brands Inc.	11,000	234
DineEquity Inc.	3,400	233
Weis Markets Inc.	3,900	232
Gannett Co. Inc.	23,988	231
* Strayer Education Inc.	2,800	227
* Performance Food Group Co.	10,234	227
* Spirit Airlines Inc.	4,100	222
* Popeyes Louisiana Kitchen Inc.	3,500	221

*	Express Inc.	20,600	219
	Capella Education Co.	2,500	214
*	Scientific Games Corp. Class A	12,481	212
	ClubCorp Holdings Inc.	12,500	206
	Copa Holdings SA Class A	2,000	195
*	Francesca's Holdings Corp.	11,100	194
*	Apollo Education Group Inc.	18,675	187
	National CineMedia Inc.	12,700	186
*	SUPERVALU Inc.	47,097	185
*	Penn National Gaming Inc.	13,100	181
*	Ascena Retail Group Inc.	36,762	177
	Finish Line Inc. Class A	10,200	175
*	Arcos Dorados Holdings Inc. Class A	29,800	173
	Allegiant Travel Co. Class A	1,000	172
	Abercrombie & Fitch Co.	14,680	170
*	Liberty Media Corp-Liberty Formula One Class A	5,771	167
	New Media Investment Group Inc.	10,669	163
	Guess? Inc.	12,400	158
*	Pinnacle Entertainment Inc.	10,200	157
*	Hyatt Hotels Corp. Class A	2,849	156
*	Fiesta Restaurant Group Inc.	5,900	155
*	RH	5,700	154
	International Speedway Corp. Class A	4,200	154
*	TrueCar Inc.	11,600	153
*	Hibbett Sports Inc.	4,600	152
	Cato Corp. Class A	5,900	150
*	BJ's Restaurants Inc.	4,200	149
	Buckle Inc.	6,500	137
	Barnes & Noble Inc.	13,300	136
*	Regis Corp.	9,500	132
*	Vitamin Shoppe Inc.	5,800	126
	GNC Holdings Inc. Class A	13,900	123
*	FTD Cos. Inc.	5,200	120
*	Red Robin Gourmet Burgers Inc.	2,500	119
*	Hawaiian Holdings Inc.	2,300	117
*	Diplomat Pharmacy Inc.	8,136	112
	Pier 1 Imports Inc.	15,000	109
*	Liberty Media Corp-Liberty Braves	5,418	108
*	Caesars Entertainment Corp.	11,200	100
*	Biglari Holdings Inc.	225	100
	Rent-A-Center Inc.	11,100	99
*	Bankrate Inc.	8,600	94
*	Barnes & Noble Education Inc.	8,124	82
	Fred's Inc. Class A	5,400	79
*	Weight Watchers International Inc.	5,700	71
*	Lumber Liquidators Holdings Inc.	4,000	63
*	Liberty Media Corp-Liberty Braves	2,308	46
*	RetailMeNot Inc.	4,700	43
*,^	Lands' End Inc.	2,691	41
*,^	Sears Holdings Corp.	5,794	40
	Speedway Motorsports Inc.	1,200	26
			659,024
Financials (10.8%)
	JPMorgan Chase & Co.	781,723	66,157
	Wells Fargo & Co.	1,087,910	61,282
	Bank of America Corp.	2,183,816	49,442
*	Berkshire Hathaway Inc. Class B	255,269	41,900

Citigroup Inc.	616,037	34,393
Visa Inc. Class A	407,879	33,736
* Berkshire Hathaway Inc. Class A	100	24,598
Mastercard Inc. Class A	209,852	22,314
US Bancorp	366,623	19,303
Goldman Sachs Group Inc.	81,032	18,582
American International Group Inc.	221,742	14,249
American Express Co.	173,489	13,251
Chubb Ltd.	100,047	13,155
PNC Financial Services Group Inc.	106,185	12,791
Simon Property Group Inc.	68,535	12,595
Morgan Stanley	286,474	12,172
MetLife Inc.	192,303	10,463
Bank of New York Mellon Corp.	227,947	10,196
Charles Schwab Corp.	241,081	9,942
BlackRock Inc.	26,380	9,866
Prudential Financial Inc.	92,564	9,729
American Tower Corporation	91,847	9,506
Capital One Financial Corp.	105,063	9,181
CME Group Inc.	69,002	8,355
BB&T Corp.	175,826	8,121
Marsh & McLennan Cos. Inc.	110,934	7,546
Intercontinental Exchange Inc.	128,763	7,515
Travelers Cos. Inc.	61,143	7,201
Crown Castle International Corp.	78,001	6,851
Public Storage	31,361	6,743
S&P Global Inc.	55,903	6,718
Synchrony Financial	181,295	6,494
Aon plc	57,503	6,481
State Street Corp.	83,463	6,360
SunTrust Banks Inc.	107,613	6,115
Allstate Corp.	79,461	5,976
Equinix Inc.	15,446	5,946
Discover Financial Services	85,470	5,921
Aflac Inc.	84,513	5,915
Prologis Inc.	114,223	5,580
Welltower Inc.	79,106	5,245
M&T Bank Corp.	32,069	5,213
AvalonBay Communities Inc.	29,981	5,196
Weyerhaeuser Co.	162,882	5,103
Equity Residential	78,321	4,760
Ventas Inc.	77,075	4,753
Boston Properties Inc.	34,170	4,473
Moody's Corp.	41,968	4,351
Progressive Corp.	115,947	4,341
Fifth Third Bancorp	165,302	4,314
KeyCorp	234,009	4,205
Northern Trust Corp.	49,327	4,092
Citizens Financial Group Inc.	111,141	4,020
Hartford Financial Services Group Inc.	82,405	4,014
Vornado Realty Trust	37,302	3,966
Regions Financial Corp.	269,756	3,887
Ameriprise Financial Inc.	34,197	3,839
Digital Realty Trust Inc.	35,175	3,786
Willis Towers Watson plc	30,030	3,758
Principal Financial Group Inc.	62,778	3,584
T. Rowe Price Group Inc.	50,922	3,434

Realty Income Corp.	57,293	3,416
* IHS Markit Ltd.	85,092	3,357
Lincoln National Corp.	49,695	3,355
Franklin Resources Inc.	81,567	3,241
Essex Property Trust Inc.	14,431	3,237
First Republic Bank	33,834	3,192
Huntington Bancshares Inc.	234,309	3,170
HCP Inc.	103,531	3,139
Equifax Inc.	25,908	3,038
Host Hotels & Resorts Inc.	164,855	2,979
* GGP Inc.	112,076	2,784
* SBA Communications Corp. Class A	26,269	2,765
Loews Corp.	57,087	2,659
Invesco Ltd.	90,831	2,627
* Markel Corp.	2,743	2,537
Comerica Inc.	36,734	2,481
* Liberty Broadband Corp.	28,844	2,462
SL Green Realty Corp.	21,859	2,382
Mid-America Apartment Communities Inc.	24,364	2,313
Ally Financial Inc.	108,774	2,297
Kimco Realty Corp.	91,926	2,288
Unum Group	49,603	2,253
* E*TRADE Financial Corp.	59,600	2,232
XL Group Ltd.	58,720	2,206
Annaly Capital Management Inc.	215,485	2,202
Federal Realty Investment Trust	15,450	2,170
* Arch Capital Group Ltd.	24,210	2,139
Macerich Co.	31,046	2,133
Cincinnati Financial Corp.	30,071	2,122
TD Ameritrade Holding Corp.	45,631	2,106
FNF Group	58,902	2,083
Western Union Co.	104,700	2,050
* Alleghany Corp.	3,347	2,047
Arthur J Gallagher & Co.	37,042	1,994
Nasdaq Inc.	28,100	1,982
UDR Inc.	56,687	1,981
Everest Re Group Ltd.	8,946	1,967
* SVB Financial Group	11,060	1,905
Alexandria Real Estate Equities Inc.	17,071	1,892
* CBRE Group Inc. Class A	62,298	1,891
Zions Bancorporation	43,496	1,835
Extra Space Storage Inc.	25,400	1,830
Duke Realty Corp.	75,052	1,826
Iron Mountain Inc.	50,674	1,814
Torchmark Corp.	24,625	1,811
* Signature Bank	11,400	1,796
Raymond James Financial Inc.	23,900	1,791
CIT Group Inc.	42,733	1,760
* Affiliated Managers Group Inc.	11,483	1,750
VEREIT Inc.	204,778	1,747
Reinsurance Group of America Inc. Class A	13,700	1,719
* Colony NorthStar Inc. Class A	120,686	1,680
MSCI Inc. Class A	20,100	1,663
Voya Financial Inc.	41,181	1,656
Camden Property Trust	18,748	1,567
New York Community Bancorp Inc.	101,898	1,548
Brixmor Property Group Inc.	63,957	1,543

Regency Centers Corp.	22,086	1,540
East West Bancorp Inc.	29,800	1,533
Kilroy Realty Corp.	19,818	1,483
Apartment Investment & Management Co.	33,057	1,457
American Financial Group Inc.	16,300	1,405
WR Berkley Corp.	20,776	1,396
PacWest Bancorp	25,169	1,394
American Campus Communities Inc.	28,500	1,386
CBOE Holdings Inc.	17,100	1,361
National Retail Properties Inc.	31,105	1,356
Lamar Advertising Co. Class A	17,527	1,324
AGNC Investment Corp.	70,094	1,309
MarketAxess Holdings Inc.	6,900	1,292
SEI Investments Co.	25,817	1,252
Endurance Specialty Holdings Ltd.	13,438	1,246
WP Carey Inc.	19,943	1,235
Assurant Inc.	12,638	1,228
People's United Financial Inc.	65,124	1,221
Equity LifeStyle Properties Inc.	16,400	1,213
Liberty Property Trust	31,198	1,198
Omega Healthcare Investors Inc.	36,559	1,172
Old Republic International Corp.	55,267	1,150
Axis Capital Holdings Ltd.	17,862	1,143
Assured Guaranty Ltd.	29,300	1,140
Bank of the Ozarks Inc.	20,637	1,132
Commerce Bancshares Inc.	19,889	1,124
Forest City Realty Trust Inc. Class A	49,546	1,122
Hudson Pacific Properties Inc.	31,539	1,117
Douglas Emmett Inc.	29,400	1,112
RenaissanceRe Holdings Ltd.	8,131	1,108
Starwood Property Trust Inc.	49,605	1,104
American Homes 4 Rent Class A	49,320	1,099
* SLM Corp.	92,267	1,096
Sun Communities Inc.	13,800	1,087
Highwoods Properties Inc.	20,900	1,074
Hospitality Properties Trust	34,268	1,067
Brown & Brown Inc.	25,028	1,054
Synovus Financial Corp.	25,185	1,050
Cullen/Frost Bankers Inc.	11,500	1,028
Eaton Vance Corp.	24,500	1,027
Webster Financial Corp.	19,300	1,014
Allied World Assurance Co. Holdings AG	19,000	1,009
Spirit Realty Capital Inc.	95,599	1,006
Prosperity Bancshares Inc.	13,800	1,002
Gaming and Leisure Properties Inc.	31,559	998
DDR Corp.	65,500	994
First Horizon National Corp.	48,981	980
EPR Properties	13,200	976
* Howard Hughes Corp.	9,100	970
Jones Lang LaSalle Inc.	9,400	968
Navient Corp.	64,067	964
CubeSmart	38,300	962
Senior Housing Properties Trust	50,303	958
Lazard Ltd. Class A	22,000	935
* Western Alliance Bancorp	18,900	933
Weingarten Realty Investors	26,000	926
PrivateBancorp Inc.	16,800	918

Investors Bancorp Inc.	63,531	912
Healthcare Trust of America Inc. Class A	31,346	911
Taubman Centers Inc.	12,713	901
Apple Hospitality REIT Inc.	44,900	899
Popular Inc.	19,998	889
First American Financial Corp.	23,000	864
Medical Properties Trust Inc.	67,750	864
Communications Sales & Leasing Inc.	32,668	859
* Texas Capital Bancshares Inc.	10,400	858
Umpqua Holdings Corp.	46,233	847
Radian Group Inc.	45,300	834
DCT Industrial Trust Inc.	18,525	828
White Mountains Insurance Group Ltd.	900	819
* Equity Commonwealth	26,400	814
Life Storage Inc.	9,907	807
Realogy Holdings Corp.	30,990	803
* MGIC Investment Corp.	74,700	796
Hancock Holding Co.	17,300	793
Outfront Media Inc.	28,915	793
New Residential Investment Corp.	52,159	790
CyrusOne Inc.	16,287	784
* Gramercy Property Trust	29,396	774
STORE Capital Corp.	32,681	773
Validus Holdings Ltd.	13,465	768
Wintrust Financial Corp.	10,700	766
Associated Banc-Corp	30,100	762
DuPont Fabros Technology Inc.	16,000	760
BankUnited Inc.	19,801	756
Retail Properties of America Inc.	49,800	746
* Liberty Ventures Class A	17,071	745
MB Financial Inc.	16,600	739
Bank of Hawaii Corp.	8,600	739
Hanover Insurance Group Inc.	8,800	739
Healthcare Realty Trust Inc.	24,300	734
Chemical Financial Corp.	14,798	731
Rayonier Inc.	25,900	722
Primerica Inc.	9,500	717
CoreCivic Inc.	24,507	712
UMB Financial Corp.	9,200	710
Park Hotels & Resorts Inc.	26,081	708
Tanger Factory Outlet Centers Inc.	20,500	701
Aspen Insurance Holdings Ltd.	12,400	699
Home BancShares Inc.	25,840	696
LaSalle Hotel Properties	23,000	694
Valley National Bancorp	56,984	690
United Bankshares Inc.	15,402	690
Sunstone Hotel Investors Inc.	46,789	689
IBERIABANK Corp.	8,290	681
ProAssurance Corp.	12,516	681
Fulton Financial Corp.	36,800	670
Chimera Investment Corp.	37,320	658
Legg Mason Inc.	20,607	653
* Liberty Broadband Corp. Class A	7,802	653
Ryman Hospitality Properties Inc.	10,537	645
Piedmont Office Realty Trust Inc. Class A	29,600	643
Two Harbors Investment Corp.	73,200	642
Sterling Bancorp	26,900	642

TCF Financial Corp.	36,788	638
Corporate Office Properties Trust	20,010	637
GEO Group Inc.	15,332	637
* Stifel Financial Corp.	12,600	634
LPL Financial Holdings Inc.	16,100	633
Great Western Bancorp Inc.	14,800	633
First Industrial Realty Trust Inc.	24,351	629
CNO Financial Group Inc.	33,200	628
CoreSite Realty Corp.	7,200	620
Education Realty Trust Inc.	15,417	620
RLJ Lodging Trust	26,600	617
Acadia Realty Trust	19,200	611
FNB Corp.	40,675	608
National Health Investors Inc.	8,200	607
Evercore Partners Inc. Class A	7,800	604
Washington Federal Inc.	18,300	601
Cousins Properties Inc.	70,322	598
Equity One Inc.	19,160	598
* Enstar Group Ltd.	3,032	587
Brandywine Realty Trust	36,464	587
Pinnacle Financial Partners Inc.	8,667	579
Columbia Property Trust Inc.	26,000	578
Blackstone Mortgage Trust Inc. Class A	18,901	576
MFA Financial Inc.	72,900	575
Washington REIT	18,200	572
Mack-Cali Realty Corp.	20,200	566
Hope Bancorp Inc.	26,754	559
Glacier Bancorp Inc.	15,700	558
First Financial Bankshares Inc.	12,800	546
* Zillow Group Inc.	15,213	538
Cathay General Bancorp	14,600	532
Lexington Realty Trust	49,300	528
Interactive Brokers Group Inc.	14,100	526
Empire State Realty Trust Inc.	25,511	523
Urban Edge Properties	18,574	520
Paramount Group Inc.	30,700	512
Selective Insurance Group Inc.	12,200	509
Physicians Realty Trust	27,396	508
Columbia Banking System Inc.	12,700	505
BGC Partners Inc. Class A	45,084	499
Retail Opportunity Investments Corp.	23,400	496
EastGroup Properties Inc.	7,000	495
DiamondRock Hospitality Co.	43,400	489
Hilltop Holdings Inc.	17,832	488
Federated Investors Inc. Class B	18,679	486
QTS Realty Trust Inc. Class A	9,500	479
BancorpSouth Inc.	16,100	478
Community Bank System Inc.	8,100	473
PS Business Parks Inc.	4,100	459
Janus Capital Group Inc.	36,642	458
* HealthEquity Inc.	9,900	458
Old National Bancorp	25,646	455
Capitol Federal Financial Inc.	29,300	453
RLI Corp.	7,600	452
LTC Properties Inc.	9,600	448
Pebblebrook Hotel Trust	14,960	447
Kite Realty Group Trust	18,600	447

AmTrust Financial Services Inc.	16,920	447
* Zillow Group Inc. Class A	12,363	445
First Citizens BancShares Inc. Class A	1,200	440
Financial Engines Inc.	11,400	439
EverBank Financial Corp.	22,533	438
CVB Financial Corp.	19,400	437
* LendingClub Corp.	70,300	434
LegacyTexas Financial Group Inc.	10,400	430
Mercury General Corp.	6,755	427
* Blackhawk Network Holdings Inc.	11,808	422
South State Corp.	4,700	420
American Equity Investment Life Holding Co.	17,784	420
Trustmark Corp.	12,400	417
FirstCash Inc.	9,696	414
* PRA Group Inc.	10,400	414
Care Capital Properties Inc.	16,715	413
Argo Group International Holdings Ltd.	6,355	406
NBT Bancorp Inc.	9,970	406
International Bancshares Corp.	10,800	401
Xenia Hotels & Resorts Inc.	21,800	400
CBL & Associates Properties Inc.	36,800	399
* Eagle Bancorp Inc.	6,500	398
Kennedy-Wilson Holdings Inc.	19,200	393
HRG Group Inc.	23,225	391
* Essent Group Ltd.	11,300	391
Alexander & Baldwin Inc.	8,700	387
BOK Financial Corp.	4,700	387
Washington Prime Group Inc.	39,071	377
Banner Corp.	6,700	376
Towne Bank	11,600	374
Invesco Mortgage Capital Inc.	25,500	372
STAG Industrial Inc.	16,008	370
ServisFirst Bancshares Inc.	9,200	368
* Credit Acceptance Corp.	1,783	366
Monogram Residential Trust Inc.	35,800	364
* Genworth Financial Inc. Class A	108,274	364
First Midwest Bancorp Inc.	14,900	362
Provident Financial Services Inc.	13,600	360
* Quality Care Properties Inc.	19,425	359
* BofI Holding Inc.	12,100	357
Sabra Health Care REIT Inc.	14,039	357
WesBanco Inc.	8,513	353
Select Income REIT	14,089	352
Astoria Financial Corp.	18,500	350
American Assets Trust Inc.	8,000	343
Northwest Bancshares Inc.	20,100	343
Horace Mann Educators Corp.	8,200	339
First Financial Bancorp	12,300	339
Ramco-Gershenson Properties Trust	20,500	333
Beneficial Bancorp Inc.	18,649	333
Potlatch Corp.	8,000	330
Westamerica Bancorporation	5,800	329
Renasant Corp.	8,089	322
Colony Starwood Homes	10,228	322
Kemper Corp.	7,400	320
* Santander Consumer USA Holdings Inc.	24,100	319
Chesapeake Lodging Trust	12,400	317

Government Properties Income Trust	16,319	314
* MBIA Inc.	30,300	309
Boston Private Financial Holdings Inc.	18,700	309
Independent Bank Corp.	4,900	306
Rexford Industrial Realty Inc.	13,300	302
Tompkins Financial Corp.	3,263	295
Simmons First National Corp. Class A	4,900	295
Navigators Group Inc.	5,200	292
Waddell & Reed Financial Inc. Class A	15,900	287
CYS Investments Inc.	37,000	280
Park National Corp.	2,500	277
National General Holdings Corp.	11,300	277
NRG Yield Inc.	16,296	276
Four Corners Property Trust Inc.	12,614	275
Safety Insurance Group Inc.	3,784	271
PennyMac Mortgage Investment Trust	15,600	264
Employers Holdings Inc.	7,100	259
* OneMain Holdings Inc. Class A	11,152	250
Franklin Street Properties Corp.	19,400	247
FelCor Lodging Trust Inc.	31,486	242
HFF Inc. Class A	8,100	240
S&T Bancorp Inc.	6,300	237
* Green Dot Corp. Class A	8,826	237
Brookline Bancorp Inc.	14,947	235
Stock Yards Bancorp Inc.	5,237	235
Artisan Partners Asset Management Inc. Class A	8,100	234
Pennsylvania REIT	13,014	233
Universal Health Realty Income Trust	3,717	231
Saul Centers Inc.	3,632	231
* Piper Jaffray Cos.	3,200	226
First Commonwealth Financial Corp.	15,900	225
Maiden Holdings Ltd.	12,600	224
TFS Financial Corp.	12,700	222
* First BanCorp	33,000	222
Infinity Property & Casualty Corp.	2,500	217
Capstead Mortgage Corp.	20,300	217
Flushing Financial Corp.	7,945	216
CNA Financial Corp.	5,100	212
Redwood Trust Inc.	13,580	210
American National Insurance Co.	1,800	210
Ashford Hospitality Trust Inc.	26,806	204
Greenhill & Co. Inc.	6,800	201
Sandy Spring Bancorp Inc.	4,900	201
New Senior Investment Group Inc.	20,051	201
* Encore Capital Group Inc.	6,200	192
United Fire Group Inc.	4,000	189
Dime Community Bancshares Inc.	8,800	188
* Parkway Inc.	8,790	187
* FNFV Group	14,171	184
Oritani Financial Corp.	10,400	180
Investors Real Estate Trust	27,900	180
* Black Knight Financial Services Inc. Class A	4,900	179
WisdomTree Investments Inc.	16,700	172
Alexander's Inc.	400	169
* St. Joe Co.	10,033	169
Washington Trust Bancorp Inc.	3,100	169
ARMOUR Residential REIT Inc.	7,812	164

1st Source Corp.	3,630	164
* iStar Inc.	14,300	160
TrustCo Bank Corp. NY	18,900	159
Nelnet Inc. Class A	3,200	157
City Holding Co.	2,400	156
Hersha Hospitality Trust Class A	7,475	149
Investment Technology Group Inc.	7,400	149
* Third Point Reinsurance Ltd.	13,000	149
BancFirst Corp.	1,500	142
Community Trust Bancorp Inc.	3,030	140
FBL Financial Group Inc. Class A	2,000	140
Cohen & Steers Inc.	4,000	140
* KCG Holdings Inc. Class A	9,969	139
Urstadt Biddle Properties Inc. Class A	6,057	136
InfraREIT Inc.	8,100	133
Altisource Residential Corp.	10,800	131
Getty Realty Corp.	5,011	129
NorthStar Realty Europe Corp.	9,815	118
* Forestar Group Inc.	8,500	111
* Greenlight Capital Re Ltd. Class A	4,900	111
* Nationstar Mortgage Holdings Inc.	6,104	111
Cedar Realty Trust Inc.	18,376	110
Virtus Investment Partners Inc.	900	98
Anworth Mortgage Asset Corp.	18,500	95
* Marcus & Millichap Inc.	3,300	85
State Auto Financial Corp.	3,300	83
NRG Yield Inc. Class A	5,100	83
First Financial Corp.	1,448	70
RMR Group Inc. Class A	1,463	70
* Tejon Ranch Co.	2,500	59
* Altisource Portfolio Solutions SA	1,500	43
Republic Bancorp Inc. Class A	1,200	42
		1,029,741
Health Care (6.5%)
Johnson & Johnson	593,082	67,167
Pfizer Inc.	1,313,959	41,692
Merck & Co. Inc.	600,857	37,247
UnitedHealth Group Inc.	207,278	33,600
Amgen Inc.	161,786	25,349
Medtronic plc	301,600	22,928
AbbVie Inc.	349,952	21,386
Gilead Sciences Inc.	284,734	20,629
* Celgene Corp.	168,641	19,588
* Allergan plc	81,048	17,741
Bristol-Myers Squibb Co.	359,758	17,686
Eli Lilly & Co.	212,682	16,383
Abbott Laboratories	373,086	15,584
* Biogen Inc.	47,219	13,091
Thermo Fisher Scientific Inc.	85,487	13,027
* Express Scripts Holding Co.	133,424	9,190
Aetna Inc.	75,862	8,998
Stryker Corp.	71,313	8,809
Anthem Inc.	56,854	8,763
Becton Dickinson and Co.	46,184	8,188
Cigna Corp.	55,623	8,133
* Boston Scientific Corp.	293,837	7,070
* Regeneron Pharmaceuticals Inc.	17,666	6,347

Humana Inc.	31,944	6,341
* Alexion Pharmaceuticals Inc.	48,310	6,313
Zoetis Inc.	108,359	5,953
* Intuitive Surgical Inc.	8,322	5,765
Baxter International Inc.	117,588	5,634
Zimmer Biomet Holdings Inc.	42,849	5,070
* Illumina Inc.	31,668	5,070
* HCA Holdings Inc.	62,043	4,981
* Vertex Pharmaceuticals Inc.	53,582	4,601
* Edwards Lifesciences Corp.	45,730	4,401
* Incyte Corp.	36,294	4,399
CR Bard Inc.	16,056	3,811
* Mylan NV	98,022	3,730
* BioMarin Pharmaceutical Inc.	37,008	3,243
* Laboratory Corp. of America Holdings	22,306	2,994
Dentsply Sirona Inc.	50,426	2,859
* Henry Schein Inc.	17,511	2,799
Quest Diagnostics Inc.	30,383	2,793
* DaVita Inc.	42,848	2,732
* Hologic Inc.	61,440	2,490
* Quintiles IMS Holdings Inc.	31,064	2,438
* IDEXX Laboratories Inc.	19,600	2,398
* Waters Corp.	16,650	2,358
* Centene Corp.	36,281	2,295
Universal Health Services Inc. Class B	19,586	2,206
Perrigo Co. plc	28,840	2,196
ResMed Inc.	29,800	2,013
Cooper Cos. Inc.	10,295	1,901
* Envision Healthcare Corp.	25,368	1,725
Teleflex Inc.	9,300	1,560
* Alkermes plc	28,600	1,548
* Varian Medical Systems Inc.	19,590	1,521
* United Therapeutics Corp.	9,000	1,473
* Jazz Pharmaceuticals plc	12,000	1,463
* Seattle Genetics Inc.	23,100	1,392
* WellCare Health Plans Inc.	9,500	1,383
* MEDNAX Inc.	19,800	1,353
West Pharmaceutical Services Inc.	15,800	1,337
STERIS plc	18,006	1,275
* DexCom Inc.	15,600	1,235
* TESARO Inc.	7,355	1,198
* Align Technology Inc.	12,700	1,164
* Mallinckrodt plc	23,822	1,161
* Exelixis Inc.	63,400	1,149
* Ionis Pharmaceuticals Inc.	25,700	1,144
* ARIAD Pharmaceuticals Inc.	43,041	1,025
* ABIOMED Inc.	8,900	947
* PAREXEL International Corp.	11,200	794
* Charles River Laboratories International Inc.	9,800	792
Hill-Rom Holdings Inc.	13,300	783
* Neurocrine Biosciences Inc.	18,100	777
Bio-Techne Corp.	7,500	763
HealthSouth Corp.	19,520	758
* NuVasive Inc.	10,600	750
* Bio-Rad Laboratories Inc. Class A	3,900	741
Patterson Cos. Inc.	17,713	737
* ACADIA Pharmaceuticals Inc.	21,100	730

*	Catalent Inc.	26,022	696
*	Team Health Holdings Inc.	15,600	678
*	Masimo Corp.	9,000	662
*,^	OPKO Health Inc.	72,000	626
*	Brookdale Senior Living Inc.	41,573	622
*	Alnylam Pharmaceuticals Inc.	15,500	620
*	Endo International plc	50,389	617
	Healthcare Services Group Inc.	15,300	608
	Bruker Corp.	24,900	591
*	Medicines Co.	16,300	588
*	Horizon Pharma plc	35,624	583
*	Bluebird Bio Inc.	7,799	581
*	Ultragenyx Pharmaceutical Inc.	7,600	570
*	Acadia Healthcare Co. Inc.	14,769	567
*	Alere Inc.	15,300	566
*	Prestige Brands Holdings Inc.	10,500	554
*	INC Research Holdings Inc. Class A	10,437	553
*	Insulet Corp.	13,200	549
*	Wright Medical Group NV	21,232	535
*	Integra LifeSciences Holdings Corp.	12,314	514
*	China Biologic Products Inc.	4,500	513
*	Neogen Corp.	7,600	502
*	Molina Healthcare Inc.	8,800	499
*	LifePoint Health Inc.	8,200	487
*	PRA Health Sciences Inc.	8,265	484
*	Clovis Oncology Inc.	7,353	476
	Cantel Medical Corp.	6,100	472
*	VWR Corp.	17,961	465
*	LivaNova plc	9,397	452
*	Kite Pharma Inc.	8,800	449
*	Ligand Pharmaceuticals Inc.	4,200	445
*	Exact Sciences Corp.	23,200	440
*	Haemonetics Corp.	11,000	438
	Owens & Minor Inc.	12,000	431
*	Magellan Health Inc.	5,500	412
*	ICU Medical Inc.	3,000	411
*	Halyard Health Inc.	10,205	393
*	Ironwood Pharmaceuticals Inc. Class A	27,300	393
*	Nevro Corp.	4,500	392
*	Nektar Therapeutics Class A	32,300	391
*	Globus Medical Inc.	14,500	382
*	Akorn Inc.	19,800	378
*	NxStage Medical Inc.	13,400	360
*	Tenet Healthcare Corp.	20,250	356
*	Spark Therapeutics Inc.	5,600	353
*	HMS Holdings Corp.	18,900	343
*	Surgical Care Affiliates Inc.	6,000	339
*	Portola Pharmaceuticals Inc.	12,200	332
*	Intercept Pharmaceuticals Inc.	3,000	329
*	Momenta Pharmaceuticals Inc.	17,412	329
*	Sage Therapeutics Inc.	6,817	327
*	Radius Health Inc.	7,500	326
*	Sarepta Therapeutics Inc.	10,301	320
*	Juno Therapeutics Inc.	14,700	314
*,^	Taro Pharmaceutical Industries Ltd.	3,000	313
*	Amedisys Inc.	6,600	302
*	Omnicell Inc.	8,300	298

*	Halozyme Therapeutics Inc.	24,700	285
*	Pacira Pharmaceuticals Inc.	7,400	285
*	Theravance Biopharma Inc.	9,257	277
*	Select Medical Holdings Corp.	21,700	270
*	Natus Medical Inc.	6,900	269
	CONMED Corp.	5,800	259
*	FibroGen Inc.	11,100	251
	Abaxis Inc.	4,900	250
*	Merit Medical Systems Inc.	9,800	249
*	Intrexon Corp.	11,700	248
	Analogic Corp.	3,000	233
*	Spectranetics Corp.	9,000	233
*	Varex Imaging Corp.	7,836	225
*	Emergent BioSolutions Inc.	7,400	224
*	Puma Biotechnology Inc.	6,900	224
*	Innoviva Inc.	19,900	211
	Ensign Group Inc.	10,200	207
*	Depomed Inc.	11,400	206
*	PharMerica Corp.	8,200	203
*	Air Methods Corp.	5,600	200
*	Lexicon Pharmaceuticals Inc.	13,949	200
*	Impax Laboratories Inc.	15,200	200
*	Patheon NV	6,800	195
*,^	ZIOPHARM Oncology Inc.	32,900	195
*	Repligen Corp.	6,400	192
*	Agios Pharmaceuticals Inc.	4,400	189
*	Myriad Genetics Inc.	11,600	188
*	AMAG Pharmaceuticals Inc.	7,215	174
*	LHC Group Inc.	3,400	170
*	Insmed Inc.	11,500	170
*	Acorda Therapeutics Inc.	8,200	168
*	Tivity Health Inc.	6,400	164
*	TherapeuticsMD Inc.	28,000	163
*	Genomic Health Inc.	5,800	159
*	Amicus Therapeutics Inc.	28,700	158
*	Luminex Corp.	7,800	158
*	Community Health Systems Inc.	24,102	154
*	Acceleron Pharma Inc.	6,300	153
*	Alder Biopharmaceuticals Inc.	7,188	148
	Meridian Bioscience Inc.	10,300	135
*	Orthofix International NV	3,700	133
*	Eagle Pharmaceuticals Inc.	1,900	131
*	Keryx Biopharmaceuticals Inc.	25,900	129
	Kindred Healthcare Inc.	18,600	124
*	Lannett Co. Inc.	5,200	105
*	Achillion Pharmaceuticals Inc.	24,500	102
*	Quidel Corp.	5,200	99
*	Intra-Cellular Therapies Inc. Class A	6,400	92
*	Accuray Inc.	12,800	74
*	Aduro Biotech Inc.	6,200	73
*	Novavax Inc.	54,951	72
	PDL BioPharma Inc.	29,600	65
*	Merrimack Pharmaceuticals Inc.	20,800	65
*	CorVel Corp.	1,600	61
*	Arena Pharmaceuticals Inc.	39,300	60
	Invacare Corp.	5,100	59
*,^	Insys Therapeutics Inc.	5,400	55

*	Universal American Corp.	5,500	55
*	Celldex Therapeutics Inc.	15,700	51
*,^	MannKind Corp.	46,800	33
*	Cempra Inc.	9,800	31
*	Ophthotech Corp.	5,300	25
*	AquaBounty Technologies Inc.	175	2
			621,522
Industrials (6.9%)
	General Electric Co.	1,911,097	56,760
	3M Co.	130,675	22,845
	Boeing Co.	120,912	19,759
	Honeywell International Inc.	164,463	19,459
	Union Pacific Corp.	177,920	18,963
	United Technologies Corp.	165,024	18,098
	United Parcel Service Inc. Class B	148,833	16,242
	Accenture plc Class A	141,655	16,130
	Lockheed Martin Corp.	63,422	15,940
	Caterpillar Inc.	125,701	12,025
	General Dynamics Corp.	62,522	11,321
	Danaher Corp.	127,125	10,668
	FedEx Corp.	54,017	10,215
	Automatic Data Processing Inc.	98,317	9,929
	CSX Corp.	203,985	9,463
*	PayPal Holdings Inc.	235,330	9,361
	Raytheon Co.	63,877	9,209
	Johnson Controls International plc	202,810	8,920
	Northrop Grumman Corp.	38,146	8,738
	Illinois Tool Works Inc.	68,126	8,666
	Emerson Electric Co.	139,104	8,160
	Norfolk Southern Corp.	63,353	7,441
	Eaton Corp. plc	97,782	6,921
	Deere & Co.	64,119	6,864
	Waste Management Inc.	95,671	6,649
	TE Connectivity Ltd.	77,109	5,733
	Fidelity National Information Services Inc.	71,354	5,667
	Cummins Inc.	36,455	5,359
	PACCAR Inc.	76,956	5,180
*	Fiserv Inc.	47,116	5,062
	Sherwin-Williams Co.	16,385	4,978
	Amphenol Corp. Class A	66,491	4,487
	Ingersoll-Rand plc	55,802	4,428
	Parker-Hannifin Corp.	29,002	4,267
	Paychex Inc.	70,749	4,265
	Roper Technologies Inc.	22,090	4,238
	Rockwell Automation Inc.	28,064	4,153
	Vulcan Materials Co.	28,982	3,719
	Agilent Technologies Inc.	72,125	3,532
	Fortive Corp.	63,652	3,521
	Martin Marietta Materials Inc.	13,752	3,157
	WestRock Co.	54,756	2,922
	Republic Services Inc. Class A	50,541	2,900
	Alliance Data Systems Corp.	12,685	2,897
	Ball Corp.	37,858	2,887
	Fastenal Co.	57,956	2,879
	WW Grainger Inc.	11,383	2,875
*	Verisk Analytics Inc. Class A	33,943	2,805
	Textron Inc.	57,962	2,746

Dover Corp.	34,259	2,664
* L3 Technologies Inc.	16,684	2,648
AMETEK Inc.	51,018	2,607
Global Payments Inc.	33,407	2,582
Rockwell Collins Inc.	28,034	2,544
* FleetCor Technologies Inc.	16,978	2,504
Masco Corp.	73,142	2,410
CH Robinson Worldwide Inc.	30,736	2,338
Pentair plc	39,588	2,321
TransDigm Group Inc.	10,459	2,263
Cintas Corp.	18,910	2,196
* Mettler-Toledo International Inc.	5,024	2,143
Waste Connections Inc.	26,268	2,109
* United Rentals Inc.	16,500	2,087
Kansas City Southern	24,185	2,078
* Vantiv Inc. Class A	33,210	2,067
Expeditors International of Washington Inc.	38,395	2,000
Sealed Air Corp.	41,135	1,995
JB Hunt Transport Services Inc.	19,781	1,960
Acuity Brands Inc.	9,400	1,948
Xylem Inc.	39,435	1,945
Huntington Ingalls Industries Inc.	9,929	1,926
Valspar Corp.	17,342	1,919
Fortune Brands Home & Security Inc.	34,350	1,894
Packaging Corp. of America	20,303	1,872
* Flex Ltd.	117,125	1,835
* HD Supply Holdings Inc.	43,200	1,827
Broadridge Financial Solutions Inc.	25,995	1,729
Total System Services Inc.	33,135	1,679
Spirit AeroSystems Holdings Inc. Class A	27,358	1,643
Fluor Corp.	29,505	1,638
* Crown Holdings Inc.	29,341	1,589
Hubbell Inc. Class B	12,955	1,582
* Trimble Inc.	53,100	1,573
* Jacobs Engineering Group Inc.	26,671	1,562
* Old Dominion Freight Line Inc.	17,650	1,558
Xerox Corp.	223,612	1,550
* AerCap Holdings NV	34,116	1,510
* Sensata Technologies Holding NV	35,685	1,497
IDEX Corp.	16,000	1,443
* Arrow Electronics Inc.	19,182	1,410
AO Smith Corp.	28,800	1,404
ManpowerGroup Inc.	14,454	1,380
B/E Aerospace Inc.	22,400	1,377
Carlisle Cos. Inc.	12,600	1,375
* Keysight Technologies Inc.	37,049	1,373
Flowserve Corp.	27,766	1,365
* Stericycle Inc.	17,631	1,360
* CoStar Group Inc.	6,700	1,354
Toro Co.	22,545	1,329
Allegion plc	20,091	1,319
Wabtec Corp.	15,200	1,317
PerkinElmer Inc.	24,075	1,281
MDU Resources Group Inc.	43,476	1,276
Robert Half International Inc.	26,980	1,270
Avnet Inc.	27,043	1,256
Allison Transmission Holdings Inc.	34,923	1,222

* Berry Plastics Group Inc.	23,882	1,219
Owens Corning	22,000	1,215
Nordson Corp.	10,600	1,203
Macquarie Infrastructure Corp.	16,000	1,200
Lennox International Inc.	7,600	1,192
* Quanta Services Inc.	32,000	1,148
Jack Henry & Associates Inc.	12,700	1,140
Donaldson Co. Inc.	26,500	1,120
Orbital ATK Inc.	12,873	1,119
Cognex Corp.	16,100	1,088
* XPO Logistics Inc.	24,293	1,087
AGCO Corp.	17,200	1,080
* AECOM	29,100	1,075
Sonoco Products Co.	19,500	1,072
Eagle Materials Inc.	10,100	1,056
* WEX Inc.	9,104	1,041
Booz Allen Hamilton Holding Corp. Class A	30,774	1,041
Graco Inc.	11,600	1,039
FLIR Systems Inc.	29,000	1,025
Hexcel Corp.	19,600	1,006
* Genesee & Wyoming Inc. Class A	13,300	1,002
Oshkosh Corp.	14,368	1,000
Ryder System Inc.	12,787	992
MSC Industrial Direct Co. Inc. Class A	9,600	981
Bemis Co. Inc.	19,860	968
* Zebra Technologies Corp.	11,200	937
* Teledyne Technologies Inc.	7,560	929
* Colfax Corp.	23,540	918
Lincoln Electric Holdings Inc.	11,000	917
BWX Technologies Inc.	21,750	902
Curtiss-Wright Corp.	9,200	902
Jabil Circuit Inc.	37,219	893
EMCOR Group Inc.	12,600	878
AptarGroup Inc.	12,000	876
* Genpact Ltd.	34,600	854
Woodward Inc.	12,100	843
EnerSys	10,800	842
Watsco Inc.	5,500	840
Littelfuse Inc.	5,300	836
Graphic Packaging Holding Co.	65,380	818
* Coherent Inc.	5,000	789
* Euronet Worldwide Inc.	11,000	787
CLARCOR Inc.	9,500	787
ITT Inc.	19,067	779
Landstar System Inc.	9,200	778
Crane Co.	10,800	778
Air Lease Corp. Class A	20,700	753
* IPG Photonics Corp.	6,500	747
Deluxe Corp.	9,900	721
* WESCO International Inc.	10,174	719
Trinity Industries Inc.	26,100	719
* Shopify Inc. Class A	14,100	717
Terex Corp.	22,502	716
* Kirby Corp.	11,000	709
* Conduent Inc.	47,106	705
Chicago Bridge & Iron Co. NV	21,210	704
MAXIMUS Inc.	12,500	689

Belden Inc.	8,800	673
Valmont Industries Inc.	4,600	662
* Universal Display Corp.	9,900	653
* CoreLogic Inc.	18,445	651
National Instruments Corp.	20,700	650
* Owens-Illinois Inc.	33,650	636
Timken Co.	14,100	626
Joy Global Inc.	22,035	620
* USG Corp.	20,200	618
Regal Beloit Corp.	8,400	610
* Sanmina Corp.	15,500	604
Kennametal Inc.	16,500	590
* Clean Harbors Inc.	10,300	572
John Bean Technologies Corp.	6,600	570
Silgan Holdings Inc.	9,584	561
World Fuel Services Corp.	12,600	560
* KLX Inc.	11,400	558
* Louisiana-Pacific Corp.	28,200	539
* II-VI Inc.	14,600	533
* Cimpress NV	6,300	532
* Generac Holdings Inc.	13,200	531
* Esterline Technologies Corp.	6,200	531
* Itron Inc.	8,600	531
* RBC Bearings Inc.	5,600	519
KBR Inc.	29,900	509
* MasTec Inc.	13,600	507
CEB Inc.	6,600	505
Tetra Tech Inc.	11,400	498
HEICO Corp. Class A	7,500	497
Vishay Intertechnology Inc.	29,900	496
* Anixter International Inc.	5,800	496
* LifeLock Inc.	20,300	486
Brink's Co.	10,900	485
MSA Safety Inc.	6,600	471
* WageWorks Inc.	6,400	462
Applied Industrial Technologies Inc.	7,600	459
* Rexnord Corp.	20,789	459
Barnes Group Inc.	9,500	457
Convergys Corp.	18,400	457
ABM Industries Inc.	11,300	456
* Trex Co. Inc.	6,500	440
Mueller Water Products Inc. Class A	32,300	435
* On Assignment Inc.	9,500	430
Granite Construction Inc.	7,500	421
* Armstrong World Industries Inc.	10,379	415
* DigitalGlobe Inc.	14,754	414
UniFirst Corp.	3,200	409
Universal Forest Products Inc.	4,000	407
GATX Corp.	7,000	405
* Cardtronics plc Class A	7,400	404
* Moog Inc. Class A	6,100	402
G&K Services Inc. Class A	4,100	394
Mueller Industries Inc.	9,700	391
* FTI Consulting Inc.	9,100	383
* Swift Transportation Co.	16,600	379
* NeuStar Inc. Class A	11,300	375
* Advisory Board Co.	8,200	373

HEICO Corp.	4,843	373
Covanta Holding Corp.	23,000	370
Knight Transportation Inc.	11,000	367
* Headwaters Inc.	15,400	357
* Plexus Corp.	6,500	353
* MACOM Technology Solutions Holdings Inc.	7,413	352
* Ambarella Inc.	7,100	352
* Masonite International Corp.	5,200	346
ESCO Technologies Inc.	5,900	343
* Knowles Corp.	18,773	338
* Hub Group Inc. Class A	7,600	337
Brady Corp. Class A	9,200	334
* TopBuild Corp.	8,998	334
* SPX FLOW Inc.	9,499	331
Exponent Inc.	5,700	331
Methode Electronics Inc.	7,800	328
* AMN Healthcare Services Inc.	9,100	326
Watts Water Technologies Inc. Class A	4,900	323
Kaman Corp.	6,400	323
Franklin Electric Co. Inc.	8,000	323
* Navistar International Corp.	11,700	319
AZZ Inc.	5,300	316
Greif Inc. Class A	5,400	311
Mobile Mini Inc.	9,500	309
* Benchmark Electronics Inc.	10,100	309
Forward Air Corp.	6,400	308
* Fabrinet	7,300	308
* Gibraltar Industries Inc.	7,000	307
EnPro Industries Inc.	4,500	306
* Rogers Corp.	3,800	304
Korn/Ferry International	10,200	296
Astec Industries Inc.	4,200	294
EVERTEC Inc.	17,100	292
Simpson Manufacturing Co. Inc.	6,600	287
Apogee Enterprises Inc.	5,000	285
Badger Meter Inc.	7,400	285
Triumph Group Inc.	10,500	281
Actuant Corp. Class A	10,700	280
* TASER International Inc.	11,100	277
* OSI Systems Inc.	3,700	276
AAON Inc.	7,950	270
Aircastle Ltd.	12,100	270
* Meritor Inc.	18,600	268
* TTM Technologies Inc.	17,854	265
Insperity Inc.	3,700	265
Comfort Systems USA Inc.	7,800	264
Otter Tail Corp.	6,900	261
* Proto Labs Inc.	4,900	257
Werner Enterprises Inc.	9,000	253
* American Outdoor Brands Corp.	11,800	251
RR Donnelley & Sons Co.	14,586	250
* Saia Inc.	5,200	250
Tennant Co.	3,600	249
* Navigant Consulting Inc.	9,900	245
^ Nordic American Tankers Ltd.	27,998	242
* Manitowoc Co. Inc.	35,400	242
Greenbrier Cos. Inc.	5,500	241

* ExlService Holdings Inc.	5,200	239
Raven Industries Inc.	9,500	238
AAR Corp.	7,300	234
* Sykes Enterprises Inc.	8,200	229
* Harsco Corp.	17,000	227
* Huron Consulting Group Inc.	5,000	227
* Tutor Perini Corp.	7,600	226
Heartland Express Inc.	10,900	225
* Aerojet Rocketdyne Holdings Inc.	12,300	223
* Veeco Instruments Inc.	8,600	221
* Imperva Inc.	5,300	221
US Ecology Inc.	4,300	220
* SPX Corp.	8,799	220
Standex International Corp.	2,500	218
McGrath RentCorp	5,600	214
* Integer Holdings Corp.	6,600	214
* Donnelley Financial Solutions Inc.	8,870	214
Sturm Ruger & Co. Inc.	4,000	211
Advanced Drainage Systems Inc.	8,600	207
CIRCOR International Inc.	3,300	206
Federal Signal Corp.	13,200	205
Triton International Ltd.	8,400	204
* PHH Corp.	13,900	203
Cubic Corp.	4,200	200
* American Woodmark Corp.	2,800	199
ManTech International Corp. Class A	5,100	199
LSC Communications Inc.	7,570	198
* Team Inc.	5,900	198
* TrueBlue Inc.	8,000	198
* Wesco Aircraft Holdings Inc.	12,800	194
MTS Systems Corp.	3,300	192
Materion Corp.	4,832	190
Albany International Corp.	4,000	190
Schnitzer Steel Industries Inc.	8,000	189
* TriNet Group Inc.	7,400	188
Griffon Corp.	7,300	186
* TriMas Corp.	8,700	185
Viad Corp.	4,200	184
Encore Wire Corp.	4,300	182
Lindsay Corp.	2,400	181
General Cable Corp.	8,800	179
Essendant Inc.	8,400	175
* Babcock & Wilcox Enterprises Inc.	10,525	175
* Aegion Corp. Class A	7,300	170
* Boise Cascade Co.	6,600	164
AVX Corp.	10,000	162
Primoris Services Corp.	6,300	156
Kelly Services Inc. Class A	6,900	154
Hollysys Automation Technologies Ltd.	9,100	154
Quanex Building Products Corp.	7,600	150
H&E Equipment Services Inc.	5,800	150
Ship Finance International Ltd.	9,813	147
CTS Corp.	6,700	144
Scorpio Tankers Inc.	37,300	143
GasLog Ltd.	8,400	140
* Paylocity Holding Corp.	4,500	139
Matson Inc.	3,700	132

*	FARO Technologies Inc.	3,500	130
*	CBIZ Inc.	9,500	124
*	TimkenSteel Corp.	7,300	123
	Hyster-Yale Materials Handling Inc.	1,900	117
	Seaspan Corp. Class A	11,600	111
	Resources Connection Inc.	6,500	109
*	Armstrong Flooring Inc.	5,144	108
*	Engility Holdings Inc.	3,673	108
	TeleTech Holdings Inc.	3,400	101
*	Aerovironment Inc.	3,200	84
*	Atlas Air Worldwide Holdings Inc.	1,500	79
	Teekay Corp.	7,500	75
	Myers Industries Inc.	3,500	48
	American Railcar Industries Inc.	1,000	45
	Textainer Group Holdings Ltd.	2,600	37
			656,370
Oil & Gas (3.5%)
	Exxon Mobil Corp.	901,804	75,652
	Chevron Corp.	408,301	45,464
	Schlumberger Ltd.	301,173	25,211
	ConocoPhillips	265,305	12,936
	EOG Resources Inc.	124,285	12,625
	Occidental Petroleum Corp.	165,269	11,200
	Halliburton Co.	187,674	10,617
	Phillips 66	112,593	9,190
	Kinder Morgan Inc.	411,304	9,189
	Anadarko Petroleum Corp.	119,709	8,323
	Pioneer Natural Resources Co.	36,627	6,601
	Valero Energy Corp.	97,951	6,441
	Spectra Energy Corp.	151,131	6,295
	Baker Hughes Inc.	91,906	5,798
	Marathon Petroleum Corp.	114,615	5,507
	Devon Energy Corp.	113,795	5,182
	Apache Corp.	81,224	4,859
	Williams Cos. Inc.	161,173	4,648
*	Concho Resources Inc.	31,885	4,446
	Noble Energy Inc.	92,667	3,685
	Hess Corp.	60,955	3,303
	National Oilwell Varco Inc.	83,349	3,151
	Marathon Oil Corp.	183,662	3,076
	Cimarex Energy Co.	20,722	2,802
*	Cheniere Energy Inc.	49,977	2,381
	EQT Corp.	37,938	2,300
	Targa Resources Corp.	38,296	2,207
	Cabot Oil & Gas Corp.	100,970	2,169
*	Diamondback Energy Inc.	19,311	2,031
	Tesoro Corp.	24,270	1,962
*	Newfield Exploration Co.	42,201	1,691
	Helmerich & Payne Inc.	21,600	1,537
*	Parsley Energy Inc. Class A	40,467	1,425
	OGE Energy Corp.	42,100	1,412
	Range Resources Corp.	43,596	1,410
*	Chesapeake Energy Corp.	198,711	1,282
*	WPX Energy Inc.	84,978	1,184
*	Weatherford International plc	222,703	1,160
*	Energen Corp.	20,509	1,105
	HollyFrontier Corp.	37,970	1,100

Core Laboratories NV	9,200	1,075
Murphy Oil Corp.	35,623	1,030
* Antero Resources Corp.	41,800	1,020
* RSP Permian Inc.	22,389	953
Nabors Industries Ltd.	58,208	946
* Southwestern Energy Co.	104,918	945
* Continental Resources Inc.	19,112	928
* PDC Energy Inc.	11,781	871
* QEP Resources Inc.	49,864	870
Patterson-UTI Energy Inc.	30,859	865
Ensco plc Class A	70,083	765
* Oasis Petroleum Inc.	50,653	716
* Gulfport Energy Corp.	33,682	704
* Whiting Petroleum Corp.	62,055	688
* Callon Petroleum Co.	42,514	650
* Rice Energy Inc.	32,550	646
Western Refining Inc.	17,674	619
SM Energy Co.	19,214	586
PBF Energy Inc. Class A	24,102	559
SemGroup Corp. Class A	13,853	550
* Superior Energy Services Inc.	29,435	520
Oceaneering International Inc.	18,400	513
* Rowan Cos. plc Class A	28,588	512
* Matador Resources Co.	19,200	506
* Oil States International Inc.	12,700	502
* Laredo Petroleum Inc.	36,500	495
* First Solar Inc.	15,170	473
* NOW Inc.	21,596	459
* MRC Global Inc.	21,900	450
* Carrizo Oil & Gas Inc.	12,679	448
* Dril-Quip Inc.	7,200	448
* InterOil Corp.	9,100	435
Noble Corp. plc	61,511	415
* McDermott International Inc.	50,377	408
* Unit Corp.	12,300	320
Pattern Energy Group Inc. Class A	14,552	287
RPC Inc.	13,300	286
* Denbury Resources Inc.	84,826	284
Delek US Holdings Inc.	12,080	271
* Kosmos Energy Ltd.	41,169	269
* Forum Energy Technologies Inc.	12,000	260
* Chart Industries Inc.	6,400	248
* SEACOR Holdings Inc.	3,100	228
* Diamond Offshore Drilling Inc.	13,618	223
* Exterran Corp.	6,500	202
Archrock Inc.	12,800	187
* California Resources Corp.	8,668	186
* Helix Energy Solutions Group Inc.	21,700	184
* Atwood Oceanics Inc.	15,100	184
Green Plains Inc.	7,400	167
Bristow Group Inc.	7,500	133
* Newpark Resources Inc.	16,900	128
* TETRA Technologies Inc.	23,000	114
* Matrix Service Co.	5,000	112
* Canadian Solar Inc.	9,400	110
CVR Energy Inc.	4,200	93
* Flotek Industries Inc.	7,600	80

^ Frank's International NV	6,200	73
* SunPower Corp. Class A	9,800	65
* Cobalt International Energy Inc.	65,692	65
* EP Energy Corp. Class A	5,200	27
		339,913
Other (0.0%)3
* Dyax Corp CVR Exp. 12/31/2019	28,600	32
* Leap Wireless International Inc. CVR	5,200	13
* Media General Inc. CVR	21,051	6
		51
Technology (9.2%)
Apple Inc.	1,150,887	139,660
Microsoft Corp.	1,634,198	105,651
* Facebook Inc. Class A	480,688	62,643
* Alphabet Inc. Class A	64,261	52,706
* Alphabet Inc. Class C	62,114	49,492
Intel Corp.	1,023,544	37,687
International Business Machines Corp.	207,474	36,208
Cisco Systems Inc.	1,087,565	33,410
Oracle Corp.	684,427	27,452
Broadcom Ltd.	86,023	17,162
QUALCOMM Inc.	317,482	16,963
Texas Instruments Inc.	216,364	16,344
* Adobe Systems Inc.	108,166	12,264
NVIDIA Corp.	110,618	12,077
* salesforce.com Inc.	133,715	10,577
* Yahoo! Inc.	190,403	8,391
Hewlett Packard Enterprise Co.	357,862	8,116
Applied Materials Inc.	235,609	8,070
* Cognizant Technology Solutions Corp. Class A	131,982	6,941
Intuit Inc.	51,921	6,157
* NXP Semiconductors NV	58,866	5,760
HP Inc.	373,854	5,627
Corning Inc.	206,817	5,479
* Micron Technology Inc.	226,919	5,471
Analog Devices Inc.	67,189	5,035
Western Digital Corp.	59,043	4,708
Lam Research Corp.	35,419	4,068
* Autodesk Inc.	48,222	3,922
Symantec Corp.	136,402	3,758
Skyworks Solutions Inc.	40,440	3,710
* Cerner Corp.	63,469	3,409
Linear Technology Corp.	50,214	3,170
Microchip Technology Inc.	47,052	3,169
Xilinx Inc.	53,627	3,121
* Citrix Systems Inc.	34,220	3,121
* ServiceNow Inc.	34,407	3,118
* Dell Technologies Inc. Class V	47,077	2,965
Motorola Solutions Inc.	36,694	2,962
* Red Hat Inc.	38,886	2,951
KLA-Tencor Corp.	33,902	2,885
Maxim Integrated Products Inc.	63,101	2,807
* Palo Alto Networks Inc.	18,957	2,797
* Check Point Software Technologies Ltd.	28,291	2,794
Harris Corp.	27,017	2,775
Seagate Technology plc	61,083	2,758

*	Akamai Technologies Inc.	36,723	2,519
*	Twitter Inc.	141,600	2,495
	NetApp Inc.	59,320	2,273
	Juniper Networks Inc.	82,996	2,223
*	Workday Inc. Class A	26,430	2,196
	CA Inc.	68,654	2,147
*	Synopsys Inc.	33,695	2,119
	CDK Global Inc.	33,430	2,091
*	F5 Networks Inc.	14,291	1,915
	Amdocs Ltd.	31,838	1,869
	Computer Sciences Corp.	29,890	1,859
*	VeriSign Inc.	22,937	1,840
*	Advanced Micro Devices Inc.	171,606	1,780
*	Qorvo Inc.	27,427	1,761
*	Mobileye NV	38,305	1,646
*	ANSYS Inc.	17,555	1,637
	CDW Corp.	31,034	1,599
*	Splunk Inc.	27,298	1,579
*	Cadence Design Systems Inc.	60,265	1,569
*	Gartner Inc.	15,700	1,560
*	CommScope Holding Co. Inc.	40,178	1,520
	Leidos Holdings Inc.	29,091	1,406
	Marvell Technology Group Ltd.	89,179	1,326
*	PTC Inc.	24,300	1,277
	Teradyne Inc.	45,000	1,277
*	Tyler Technologies Inc.	8,700	1,270
*	Microsemi Corp.	23,806	1,265
*	ON Semiconductor Corp.	92,967	1,238
*	Yandex NV Class A	52,562	1,216
	SS&C Technologies Holdings Inc.	37,736	1,212
*	Ultimate Software Group Inc.	6,100	1,181
*,^	VMware Inc. Class A	13,476	1,180
*	NCR Corp.	26,615	1,145
	Garmin Ltd.	23,436	1,132
*	ARRIS International plc	37,983	1,086
	CSRA Inc.	34,425	1,068
*	athenahealth Inc.	8,200	1,033
*	IAC/InterActiveCorp	14,319	985
	Brocade Communications Systems Inc.	78,359	977
*	Fortinet Inc.	29,300	975
*	Cavium Inc.	13,881	919
*	Aspen Technology Inc.	16,900	898
*	Cirrus Logic Inc.	14,400	869
	Mentor Graphics Corp.	23,500	867
*	Veeva Systems Inc. Class A	20,400	864
	j2 Global Inc.	10,000	838
*	SINA Corp.	11,921	831
*	Teradata Corp.	27,736	814
	Cypress Semiconductor Corp.	68,532	809
*	Nuance Communications Inc.	48,200	764
*	Guidewire Software Inc.	14,600	764
*	Manhattan Associates Inc.	14,700	754
*	Arista Networks Inc.	8,000	752
*	Integrated Device Technology Inc.	29,600	746
*	ViaSat Inc.	11,168	725
	SYNNEX Corp.	5,900	709
	Fair Isaac Corp.	5,700	703

*	Proofpoint Inc.	8,700	697
	DST Systems Inc.	5,891	678
*	Ciena Corp.	27,500	669
	MKS Instruments Inc.	10,100	666
*	EPAM Systems Inc.	10,200	656
	Blackbaud Inc.	10,000	656
	Monolithic Power Systems Inc.	7,500	654
*	NetScout Systems Inc.	19,338	644
	InterDigital Inc.	6,800	635
	Science Applications International Corp.	7,753	631
	Pitney Bowes Inc.	38,347	610
*	Tech Data Corp.	7,000	599
*	Cree Inc.	21,515	593
*	Tableau Software Inc. Class A	12,102	579
*	CACI International Inc. Class A	4,700	577
*	Finisar Corp.	19,500	577
	Intersil Corp. Class A	25,300	567
*	Ellie Mae Inc.	6,800	563
*	Dycom Industries Inc.	6,600	532
	Diebold Nixdorf Inc.	19,435	529
*	Silicon Laboratories Inc.	8,000	522
*	TiVo Corp.	27,462	519
	LogMeIn Inc.	4,700	508
*	Medidata Solutions Inc.	10,100	500
*	ACI Worldwide Inc.	25,200	489
*	Entegris Inc.	26,000	488
*	Verint Systems Inc.	12,700	474
*	Paycom Software Inc.	10,252	474
*	EchoStar Corp. Class A	9,200	469
*	Allscripts Healthcare Solutions Inc.	39,400	461
*	CommVault Systems Inc.	9,370	460
*	Tessera Holding Corp.	10,100	457
*	MicroStrategy Inc. Class A	2,200	443
*	Advanced Energy Industries Inc.	7,500	441
*	FireEye Inc.	32,200	436
*	Lumentum Holdings Inc.	11,440	434
*	Electronics For Imaging Inc.	9,500	427
*	Synaptics Inc.	7,500	423
*	GoDaddy Inc. Class A	11,832	423
*	VeriFone Systems Inc.	22,700	412
*	Semtech Corp.	12,400	409
*	Cornerstone OnDemand Inc.	10,000	407
*	Viavi Solutions Inc.	44,700	400
*	Atlassian Corp. plc Class A	14,300	395
	Cogent Communications Holdings Inc.	9,300	389
*	Inphi Corp.	8,400	385
*	NETGEAR Inc.	6,700	381
*,^	3D Systems Corp.	22,900	378
	Power Integrations Inc.	5,300	376
	Plantronics Inc.	6,600	373
*	InterXion Holding NV	9,700	373
	Ebix Inc.	6,500	361
	NIC Inc.	14,900	359
*	Descartes Systems Group Inc.	16,100	352
	Cabot Microelectronics Corp.	5,000	338
*	Ubiquiti Networks Inc.	5,400	337
*	Envestnet Inc.	8,900	336

CSG Systems International Inc.	6,900	334
* Sohu.com Inc.	8,000	317
* RealPage Inc.	10,100	309
Pegasystems Inc.	7,900	307
West Corp.	12,418	301
* Synchronoss Technologies Inc.	7,600	293
* Premier Inc. Class A	9,175	292
* Ixia	14,700	286
* Amkor Technology Inc.	30,000	282
* Insight Enterprises Inc.	7,500	278
* Zendesk Inc.	11,400	273
* RingCentral Inc. Class A	11,600	271
* Rambus Inc.	20,800	270
* BroadSoft Inc.	6,400	269
* CyberArk Software Ltd.	5,000	265
* ScanSource Inc.	6,700	265
Brooks Automation Inc.	15,000	261
Progress Software Corp.	9,100	255
* Kulicke & Soffa Industries Inc.	14,300	251
* 2U Inc.	7,300	249
* Infinera Corp.	26,700	241
* InvenSense Inc.	18,700	237
* Qualys Inc.	6,500	233
* Web.com Group Inc.	12,300	233
* Gigamon Inc.	6,900	229
* Luxoft Holding Inc. Class A	3,800	224
* New Relic Inc.	5,900	214
* Bottomline Technologies de Inc.	7,900	203
* Lattice Semiconductor Corp.	27,800	200
Monotype Imaging Holdings Inc.	9,100	199
* Super Micro Computer Inc.	7,500	198
* HubSpot Inc.	3,800	195
* Stratasys Ltd.	9,300	183
ADTRAN Inc.	8,200	180
Forrester Research Inc.	4,000	163
* Globant SA	4,800	159
* Perficient Inc.	8,500	151
* Quality Systems Inc.	9,600	144
Syntel Inc.	6,800	143
* Blucora Inc.	9,100	137
* Ultratech Inc.	5,300	137
* Cray Inc.	8,000	137
* Diodes Inc.	5,500	137
* Virtusa Corp.	5,000	127
* Gogo Inc.	13,800	126
* Endurance International Group Holdings Inc.	16,200	125
* Shutterstock Inc.	2,300	124
* Loral Space & Communications Inc.	2,900	118
* Barracuda Networks Inc.	5,000	117
* Nimble Storage Inc.	10,000	86
* CommerceHub Inc.	5,110	75
Computer Programs & Systems Inc.	2,500	57
* CommerceHub Inc. Class A	2,555	38
		875,202
Telecommunications (1.2%)
AT&T Inc.	1,335,523	56,306
Verizon Communications Inc.	881,320	43,193

* Level 3 Communications Inc.	63,272	3,762
* T-Mobile US Inc.	57,110	3,556
CenturyLink Inc.	118,768	3,071
* Sprint Corp.	180,721	1,668
Frontier Communications Corp.	248,002	865
* Zayo Group Holdings Inc.	22,300	713
Telephone & Data Systems Inc.	19,773	606
* 8x8 Inc.	18,900	300
* Vonage Holdings Corp.	40,000	284
Consolidated Communications Holdings Inc.	10,500	276
Shenandoah Telecommunications Co.	9,750	266
* Cincinnati Bell Inc.	8,780	201
Windstream Holdings Inc.	24,332	197
ATN International Inc.	2,400	193
* United States Cellular Corp.	3,200	143
* General Communication Inc. Class A	5,400	109
EarthLink Holdings Corp.	14,900	95
		115,804
Utilities (1.7%)
NextEra Energy Inc.	100,832	12,475
Duke Energy Corp.	148,461	11,660
Southern Co.	211,369	10,448
Dominion Resources Inc.	135,194	10,313
Exelon Corp.	199,586	7,161
American Electric Power Co. Inc.	106,595	6,828
PG&E Corp.	109,140	6,755
Sempra Energy	53,800	5,509
Edison International	71,205	5,189
PPL Corp.	148,111	5,160
Consolidated Edison Inc.	65,303	4,855
Public Service Enterprise Group Inc.	109,090	4,827
Xcel Energy Inc.	109,471	4,523
WEC Energy Group Inc.	69,113	4,081
DTE Energy Co.	39,021	3,849
Eversource Energy	68,977	3,816
American Water Works Co. Inc.	38,490	2,827
Ameren Corp.	52,966	2,789
FirstEnergy Corp.	91,873	2,786
Entergy Corp.	38,699	2,772
CMS Energy Corp.	62,372	2,657
ONEOK Inc.	46,347	2,554
CenterPoint Energy Inc.	93,866	2,460
SCANA Corp.	28,162	1,935
Pinnacle West Capital Corp.	23,340	1,812
Alliant Energy Corp.	47,754	1,798
UGI Corp.	36,550	1,695
Atmos Energy Corp.	21,900	1,668
Westar Energy Inc. Class A	29,900	1,635
AES Corp.	139,931	1,601
NiSource Inc.	68,116	1,524
Great Plains Energy Inc.	43,290	1,193
Aqua America Inc.	37,425	1,138
NRG Energy Inc.	66,832	1,105
Vectren Corp.	17,596	966
National Fuel Gas Co.	16,100	904
WGL Holdings Inc.	10,700	877
IDACORP Inc.	10,400	832

	Portland General Electric Co.			17,925	782
	Southwest Gas Holdings Inc.			9,600	773
	Hawaiian Electric Industries Inc.			22,700	760
*	Calpine Corp.			62,584	738
	ONE Gas Inc.			11,076	716
	Black Hills Corp.			11,200	701
	New Jersey Resources Corp.			17,400	656
	NorthWestern Corp.			10,800	617
	ALLETE Inc.			9,200	601
	Spire Inc.			8,900	578
	PNM Resources Inc.			15,700	540
	MGE Energy Inc.			8,445	538
	South Jersey Industries Inc.			15,800	521
	Avista Corp.			12,600	487
	Avangrid Inc.			12,100	469
	El Paso Electric Co.			8,300	381
	Northwest Natural Gas Co.			6,200	365
	American States Water Co.			7,900	346
	California Water Service Group			9,500	328
	Ormat Technologies Inc. (New York Shares)			5,400	290
*	TerraForm Power Inc. Class A			23,000	273
	Atlantica Yield plc			11,901	255
*	Dynegy Inc.			22,379	214
	SJW Group			3,080	154
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	141
					159,201
Total United States					5,090,089
Total Common Stocks (Cost $8,227,554)					9,520,734
		Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.9%)
4,5	Vanguard Market Liquidity Fund	0.856%		800,277	80,036

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Treasury Bill	0.556%	6/15/17	3,000	2,994
Total Temporary Cash Investments (Cost $83,024)					83,030
Total Investments (100.5%) (Cost $8,310,578)					9,603,764
Other Assets and Liabilities-Net (-0.5%)5					(50,240)
Net Assets (100%)					9,553,524

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,426,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $35,464,000, representing 0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $66,194,000 of collateral received for securities on loan.

6 Securities with a value of $1,702,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	427,848	4,001,759	1,038
Common Stocks—United States	5,089,897	141	51
Temporary Cash Investments	80,036	2,994	—
Futures Contracts—Assets[1]	15	—	—

Futures Contracts—Liabilities[1]	(80)	—	—
Forward Currency Contracts—Assets	—	191	—
Forward Currency Contracts—Liabilities	—	(260)	—
Total	5,597,716	4,004,825	1,089

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	128	14,557	71
Dow Jones EURO STOXX 50 Index	March 2017	113	3,949	(26)
MSCI Emerging Markets Index	March 2017	77	3,523	91
E-mini S&P Mid-Cap 400 Index	March 2017	19	3,202	(4)
Topix Index	March 2017	22	2,965	34
FTSE 100 Index	March 2017	22	1,950	(1)
S&P ASX 200 Index	March 2017	9	949	(8)
S&P TSX 60 Index	March 2017	6	835	5
				162

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, MSCI Emerging Markets Index, E-mini S&P Mid-Cap 400 Index, and FTSE 1000 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/22/17	EUR	8,362	USD	8,939	107
The Toronto-Dominion Bank	3/22/17	GBP	2,969	USD	3,772	(33)
Bank of America, N.A.	3/14/17	JPY	251,867	USD	2,221	13
The Toronto-Dominion Bank	3/14/17	JPY	220,698	USD	1,947	11
Citibank, N.A.	3/21/17	AUD	2,403	USD	1,800	20
Citibank, N.A.	3/21/17	CAD	1,974	USD	1,507	11
Citibank, N.A.	3/14/17	JPY	107,975	USD	950	8
Barclays Bank plc	3/14/17	JPY	88,650	USD	781	5
BNP Paribas	3/22/17	GBP	570	USD	712	5
JPMorgan Chase Bank, N.A.	3/22/17	EUR	631	USD	676	8
BNP Paribas	3/21/17	AUD	420	USD	317	1
Goldman Sachs International	3/21/17	CAD	364	USD	280	—
Bank of America, N.A.	3/21/17	AUD	212	USD	158	2
Bank of America, N.A.	3/22/17	GBP	124	USD	157	(1)
Goldman Sachs International	3/22/17	USD	3,264	EUR	3,035	(20)
UBS AG	3/22/17	USD	1,894	EUR	1,816	(71)

BNP Paribas	3/14/17	USD	1,591	JPY	185,760	(56)
Barclays Bank plc	3/22/17	USD	1,510	GBP	1,204	(7)
Citibank, N.A.	3/14/17	USD	1,460	JPY	166,045	(12)
JPMorgan Chase Bank, N.A.	3/22/17	USD	1,208	GBP	972	(16)
The Toronto-Dominion Bank	3/21/17	USD	966	CAD	1,277	(16)
BNP Paribas	3/21/17	USD	742	AUD	979	—
JPMorgan Chase Bank, N.A.	3/21/17	USD	600	AUD	829	(28)
						(69)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2017, the cost of investment securities for tax purposes was $8,320,699,000. Net unrealized appreciation of investment securities for tax purposes was $1,283,065,000, consisting of unrealized gains of $1,786,158,000 on securities that had risen in value since their purchase and $503,093,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)1
Australia (4.2%)
JB Hi-Fi Ltd.	195,871	4,109
Link Administration Holdings Ltd.	604,714	3,520
Investa Office Fund	984,075	3,358
Qube Holdings Ltd.	1,907,667	3,330
Northern Star Resources Ltd.	1,001,154	2,913
carsales.com Ltd.	365,006	2,893
Evolution Mining Ltd.	1,768,349	2,876
GrainCorp Ltd. Class A	377,632	2,723
nib holdings Ltd.	778,137	2,719
BT Investment Management Ltd.	367,807	2,614
Charter Hall Group	678,856	2,420
Independence Group NL	833,376	2,395
Mineral Resources Ltd.	254,402	2,375
* Mayne Pharma Group Ltd.	2,425,548	2,320
Primary Health Care Ltd.	794,458	2,261
^ Blackmores Ltd.	23,521	2,063
InvoCare Ltd.	201,946	2,035
IRESS Ltd.	236,264	2,026
Charter Hall Retail REIT	631,454	2,025
Bapcor Ltd.	482,330	2,006
BWP Trust	897,456	1,988
Regis Resources Ltd.	818,249	1,983
Aveo Group	783,803	1,896
Super Retail Group Ltd.	255,977	1,893
Navitas Ltd.	537,082	1,805
Sigma Pharmaceuticals Ltd.	1,961,151	1,793
Cromwell Property Group	2,342,780	1,733
G8 Education Ltd.	624,809	1,694
Cleanaway Waste Management Ltd.	1,729,362	1,496
Southern Cross Media Group Ltd.	1,338,626	1,493
Pact Group Holdings Ltd.	294,405	1,460
* St. Barbara Ltd.	822,365	1,456
Webjet Ltd.	165,876	1,421
Breville Group Ltd.	221,706	1,404
Steadfast Group Ltd.	805,110	1,399
APN Outdoor Group Ltd.	324,295	1,386
ARB Corp. Ltd.	107,798	1,326
* Reliance Worldwide Corp. Ltd.	588,807	1,295
Beach Energy Ltd.	2,253,762	1,286
Premier Investments Ltd.	127,958	1,253
Sandfire Resources NL	249,795	1,250
Spotless Group Holdings Ltd.	1,723,691	1,230
Myer Holdings Ltd.	1,331,594	1,223
* Galaxy Resources Ltd.	2,621,913	1,215
Ardent Leisure Group	761,886	1,215
Retail Food Group Ltd.	239,507	1,170
Automotive Holdings Group Ltd.	393,859	1,169
Viva Energy REIT	663,455	1,132
Costa Group Holdings Ltd.	450,955	1,122

	GUD Holdings Ltd.	151,750	1,118
	Altium Ltd.	178,489	1,094
	Monadelphous Group Ltd.	133,152	1,051
	Abacus Property Group	484,438	1,032
*	NEXTDC Ltd.	439,128	1,027
2	MYOB Group Ltd.	396,083	1,022
*	Saracen Mineral Holdings Ltd.	1,252,116	1,012
	Mantra Group Ltd.	486,758	1,001
	Genworth Mortgage Insurance Australia Ltd.	377,298	952
	Technology One Ltd.	243,413	951
*	Orocobre Ltd.	294,499	945
*	Syrah Resources Ltd.	398,552	933
	Brickworks Ltd.	95,492	918
	Eclipx Group Ltd.	322,676	916
	Resolute Mining Ltd.	823,381	916
	Growthpoint Properties Australia Ltd.	382,935	900
	National Storage REIT	811,022	889
^	Bega Cheese Ltd.	218,041	849
	Sirtex Medical Ltd.	77,817	846
	Cover-More Group Ltd.	566,900	826
*	Bradken Ltd.	331,018	808
	Australian Pharmaceutical Industries Ltd.	560,784	803
	GWA Group Ltd.	400,242	796
*	Pilbara Minerals Ltd.	1,928,821	785
^	Estia Health Ltd.	381,103	776
	Tassal Group Ltd.	221,165	775
*	Nanosonics Ltd.	348,938	763
	Credit Corp. Group Ltd.	57,259	762
	Seven Group Holdings Ltd.	136,196	756
*	Western Areas Ltd.	390,745	730
	FlexiGroup Ltd.	416,447	721
	Nine Entertainment Co. Holdings Ltd.	948,409	716
*	APN News & Media Ltd.	368,891	711
	Corporate Travel Management Ltd.	53,512	706
	oOh!media Ltd.	206,183	699
^	IPH Ltd.	184,908	690
	McMillan Shakespeare Ltd.	84,138	669
*	Australian Agricultural Co. Ltd.	595,025	662
^	Regis Healthcare Ltd.	198,611	658
*,^	Aconex Ltd.	282,835	649
	Gateway Lifestyle	420,911	648
	Asaleo Care Ltd.	561,007	642
	Greencross Ltd.	126,018	630
*,^	Gold Road Resources Ltd.	1,400,850	618
	Folkestone Education Trust	324,436	613
^	TFS Corp. Ltd.	512,039	610
*	Infigen Energy	794,052	603
	IDP Education Ltd.	193,466	599
	Collins Foods Ltd.	131,059	599
	Japara Healthcare Ltd.	373,006	594
	SmartGroup Corp. Ltd.	121,067	593
*	Centuria Industrial REIT	305,192	574
	Programmed Maintenance Services Ltd.	388,967	561
	Ingenia Communities Group	267,675	530
	GDI Property Group	693,057	523
	Tox Free Solutions Ltd.	254,210	511
	Cabcharge Australia Ltd.	182,063	505

	RCR Tomlinson Ltd.	227,491	502
	Arena REIT	350,880	498
	Hotel Property Investments	233,575	496
	Select Harvests Ltd.	114,438	486
	RCG Corp. Ltd.	462,939	479
*,^	Mesoblast Ltd.	390,769	477
*,^	Liquefied Natural Gas Ltd.	725,957	472
	iSentia Group Ltd.	234,970	467
*	WiseTech Global Ltd.	121,067	441
*,^	Karoon Gas Australia Ltd.	313,163	427
^	BWX Ltd.	126,018	426
	OFX Group Ltd.	333,778	423
	SG Fleet Group Ltd.	161,990	421
	WPP AUNZ Ltd.	509,661	410
*,^	Blue Sky Alternative Investments Ltd.	77,381	405
	Village Roadshow Ltd.	133,940	403
*,^	Perseus Mining Ltd.	1,540,863	394
*,^	Highfield Resources Ltd.	410,531	380
*	Beadell Resources Ltd.	1,580,598	368
*,^	Cardno Ltd.	427,245	368
*,^	Senex Energy Ltd.	1,742,488	364
	Cedar Woods Properties Ltd.	88,814	363
	Virtus Health Ltd.	90,134	350
	Astro Japan Property Group	73,166	350
	MACA Ltd.	281,386	338
*,^	Lynas Corp. Ltd.	5,213,011	337
*	AWE Ltd.	739,287	326
*	Starpharma Holdings Ltd.	545,407	311
	Thorn Group Ltd.	235,984	310
	Ainsworth Game Technology Ltd.	222,128	305
*	Ten Network Holdings Ltd.	435,109	297
^	Bellamy's Australia Ltd.	91,774	295
*	Mount Gibson Iron Ltd.	989,367	285
	Reject Shop Ltd.	43,549	280
*	Billabong International Ltd.	225,757	233
	ERM Power Ltd.	241,757	221
	Decmil Group Ltd.	259,976	206
*,^	Paladin Energy Ltd.	2,090,369	198
	CSG Ltd.	332,815	197
*	Watpac Ltd.	311,043	177
	NZME Ltd.	355,713	176
	Cash Converters International Ltd.	611,898	165
*	MMA Offshore Ltd.	760,381	161
	SMS Management & Technology Ltd.	129,104	136
*,^	Slater & Gordon Ltd.	503,667	97
*,^	Arrium Ltd.	4,377,411	73
*,^	Kingsgate Consolidated Ltd.	280,993	59
*	Capitol Health Ltd.	630,148	55
*	Acrux Ltd.	199,813	47
*	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*	SGH Energy Pty Ltd.	1,906,834	—
*	Kagara Ltd.	274,560	—
*	DSHE Holdings Ltd.	201,826	—
*	Jacana Minerals Ltd.	37,888	—
			154,413
Austria (0.8%)
	Wienerberger AG	200,411	3,869

	BUWOG AG	151,887	3,624
	IMMOFINANZ AG	1,544,054	2,835
	CA Immobilien Anlagen AG	124,714	2,457
	Oesterreichische Post AG	55,540	2,009
	Lenzing AG	13,272	1,896
	Verbund AG	106,662	1,720
	UNIQA Insurance Group AG	180,197	1,486
	Mayr Melnhof Karton AG	12,612	1,423
	Schoeller-Bleckmann Oilfield Equipment AG	17,930	1,351
	RHI AG	43,707	1,079
	S IMMO AG	87,918	1,020
	Strabag SE	24,453	896
^	Conwert Immobilien Invest SE	49,697	871
	Zumtobel Group AG	42,744	718
	DO & CO AG	10,017	627
	Palfinger AG	16,916	570
	EVN AG	45,752	560
	Semperit AG Holding	14,306	450
*	Flughafen Wien AG	15,239	431
	Kapsch TrafficCom AG	7,861	323
			30,215
Belgium (1.1%)
	Cofinimmo SA	33,375	3,748
	Ontex Group NV	123,143	3,729
	Melexis NV	36,442	2,739
	Warehouses De Pauw CVA	28,165	2,558
*	KBC Ancora	57,709	2,544
	Bekaert SA	58,142	2,523
	Elia System Operator SA/NV	45,086	2,249
	D'ieteren SA/NV	47,625	2,152
	Befimmo SA	31,208	1,712
	Gimv NV	30,609	1,708
	Euronav NV	212,060	1,656
	Aedifica SA	20,217	1,537
	Ion Beam Applications	35,956	1,529
*	Tessenderlo Chemie NV (Voting Shares)	38,999	1,449
	Econocom Group SA/NV	88,098	1,331
*,^	Nyrstar (Voting Shares)	152,852	1,293
	Cie d'Entreprises CFE	11,336	1,252
	Barco NV	13,929	1,212
^	Kinepolis Group NV	22,241	1,067
*	Orange Belgium SA	46,288	1,045
*	AGFA-Gevaert NV	253,586	1,000
	Van de Velde NV	10,068	704
	EVS Broadcast Equipment SA	14,270	493
	Wereldhave Belgium NV	4,443	484
			41,714
Brazil (1.1%)
	Bradespar SA Preference Shares	389,200	2,569
	Qualicorp SA	354,400	2,318
	MRV Engenharia e Participacoes SA	485,200	1,965
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	469,000	1,928
*	Metalurgica Gerdau SA Preference Shares Class A	1,063,300	1,898
	Cia Energetica de Sao Paulo Preference Shares	320,400	1,769
	CVC Brasil Operadora e Agencia de Viagens SA	177,800	1,467
	Fleury SA	119,856	1,445

Cia de Saneamento de Minas Gerais-COPASA	96,270	1,318
Banco do Estado do Rio Grande do Sul SA Preference Shares	260,150	1,300
Cia Hering	236,900	1,165
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	666,776	1,112
* Duratex SA	446,000	1,068
Iguatemi Empresa de Shopping Centers SA	110,700	1,047
Linx SA	177,134	1,014
* Minerva SA	253,700	967
EcoRodovias Infraestrutura e Logistica SA	308,100	834
* Marfrig Global Foods SA	393,612	807
* B2W Cia Digital	210,500	801
Alupar Investimento SA	128,715	754
Aliansce Shopping Centers SA	158,503	752
Marcopolo SA Preference Shares	820,680	750
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	95,911	730
Alpargatas SA Preference Shares	216,102	713
Grendene SA	117,864	692
Light SA	107,600	672
Arezzo Industria e Comercio SA	62,000	573
Via Varejo SA	197,700	563
Dimed SA Distribuidora da Medicamentos	2,489	511
Ez Tec Empreendimentos e Participacoes SA	83,105	482
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	123,818	463
Iochpe Maxion SA	107,550	443
Gafisa SA	565,582	442
FPC Par Corretora de Seguros SA	94,300	422
Even Construtora e Incorporadora SA	292,222	416
SLC Agricola SA	78,400	409
Mahle-Metal Leve SA	58,200	393
* Magnesita Refratarios SA	49,040	381
Tupy SA	94,531	358
* BR Properties SA	135,200	342
* Randon Participacoes SA Preference Shares	273,790	340
Cia Energetica do Ceara Preference Shares	20,842	315
* Gol Linhas Aereas Inteligentes SA Preference Shares	153,700	305
2 Ser Educacional SA	49,200	277
GAEC Educacao SA	63,022	268
* JSL SA	81,400	249
QGEP Participacoes SA	136,600	246
Guararapes Confeccoes SA	11,300	244
* Santos Brasil Participacoes SA	341,330	232
Direcional Engenharia SA	123,294	231
Sonae Sierra Brasil SA	39,300	231
* Marisa Lojas SA	67,690	136
Paranapanema SA	245,700	112
* Eneva SA	21,900	82
* Iochpe Maxion SA Rights Exp. 02/02/2017	35,708	5
		41,326
Canada (14.4%)
Teck Resources Ltd. Class B	776,493	19,030
First Quantum Minerals Ltd.	1,143,099	14,416
^ Open Text Corp.	401,970	13,759
Dollarama Inc.	165,697	12,549
CCL Industries Inc. Class B	53,710	11,054
Gildan Activewear Inc.	386,255	10,104
Onex Corp.	134,816	9,434

^ Keyera Corp.	303,452	8,908
* Seven Generations Energy Ltd. Class A	444,871	8,892
H&R REIT	464,835	8,059
* Kinross Gold Corp.	2,066,749	8,053
^ PrairieSky Royalty Ltd.	339,012	7,946
Methanex Corp.	152,168	7,608
Industrial Alliance Insurance & Financial Services Inc.	169,873	7,147
Vermilion Energy Inc.	171,818	7,088
* Lundin Mining Corp.	1,052,840	6,440
^ AltaGas Ltd.	268,319	6,382
CAE Inc.	446,308	6,338
Element Fleet Management Corp.	640,428	6,226
* Bombardier Inc. Class B	3,251,692	6,222
WSP Global Inc.	167,160	5,881
Finning International Inc.	278,361	5,635
^ Canadian Apartment Properties REIT	225,821	5,505
^ Veresen Inc.	519,774	5,285
Yamana Gold Inc.	1,569,319	5,186
^ Peyto Exploration & Development Corp.	231,230	5,032
Ritchie Bros Auctioneers Inc.	148,545	4,815
Stantec Inc.	178,853	4,794
Pan American Silver Corp.	245,611	4,787
* B2Gold Corp.	1,564,621	4,749
^ Whitecap Resources Inc.	594,637	4,734
Tahoe Resources Inc.	507,048	4,625
Smart REIT	185,354	4,561
Atco Ltd.	126,766	4,464
^ Enbridge Income Fund Holdings Inc.	169,532	4,454
^ Canadian REIT	118,475	4,307
TFI International Inc.	158,915	4,301
^ Cineplex Inc.	105,633	4,253
Quebecor Inc. Class B	140,999	4,247
* Eldorado Gold Corp.	1,191,327	4,211
* Detour Gold Corp.	287,107	3,894
Toromont Industries Ltd.	118,013	3,823
Algonquin Power & Utilities Corp.	439,000	3,816
Linamar Corp.	86,657	3,810
Enerplus Corp.	421,345	3,756
Chartwell Retirement Residences	314,361	3,675
OceanaGold Corp.	1,050,368	3,649
^ Allied Properties REIT	139,362	3,631
Gibson Energy Inc.	245,975	3,582
* IAMGOLD Corp.	767,146	3,549
TMX Group Ltd.	65,908	3,489
^ Canadian Western Bank	152,008	3,457
^ Northland Power Inc.	187,428	3,448
West Fraser Timber Co. Ltd.	100,498	3,432
^ Parkland Fuel Corp.	162,844	3,399
MacDonald Dettwiler & Associates Ltd.	60,826	3,369
Alamos Gold Inc.	446,018	3,345
Empire Co. Ltd.	260,099	3,248
Capital Power Corp.	168,823	3,202
^ DH Corp.	181,004	3,201
Cominar REIT	284,420	3,189
ShawCor Ltd.	108,133	3,021
Maple Leaf Foods Inc.	130,236	2,986
Hudbay Minerals Inc.	377,397	2,955

^	Emera Inc.	84,102	2,937
*	Parex Resources Inc.	249,538	2,903
*	Torex Gold Resources Inc.	135,283	2,869
*	Descartes Systems Group Inc.	130,291	2,845
*	Celestica Inc.	200,490	2,784
^	Dream Office REIT	187,895	2,774
*	Raging River Exploration Inc.	379,344	2,758
	FirstService Corp.	55,178	2,754
	Granite REIT	80,249	2,737
	TransAlta Corp.	460,781	2,727
	New Flyer Industries Inc.	84,791	2,717
*,^	Amaya Inc.	197,036	2,703
*	Precision Drilling Corp.	478,825	2,694
*,^	First Majestic Silver Corp.	276,759	2,652
	First Capital Realty Inc.	164,623	2,619
*	Pretium Resources Inc.	237,006	2,554
	Cott Corp.	235,109	2,495
	Enercare Inc.	177,460	2,470
	Laurentian Bank of Canada	54,321	2,457
^	Home Capital Group Inc. Class B	106,257	2,428
^	Artis REIT	255,235	2,401
	Canadian Energy Services & Technology Corp.	402,898	2,387
	Mullen Group Ltd.	162,245	2,338
^	Boardwalk REIT	64,033	2,322
*	New Gold Inc.	862,341	2,300
^	Superior Plus Corp.	225,374	2,227
*	Birchcliff Energy Ltd.	349,515	2,154
*	Endeavour Mining Corp.	112,128	2,142
	Colliers International Group Inc.	57,295	2,098
	Russel Metals Inc.	100,199	2,079
	Stella-Jones Inc.	67,327	2,070
	Enerflex Ltd.	146,446	2,063
*	NovaGold Resources Inc.	388,890	2,062
^	Secure Energy Services Inc.	246,157	2,043
*	Silver Standard Resources Inc.	190,166	2,009
*	SEMAFO Inc.	524,995	1,957
	Manitoba Telecom Services Inc.	67,422	1,946
*	Advantage Oil & Gas Ltd.	301,200	1,942
	Innergex Renewable Energy Inc.	178,710	1,894
^	Corus Entertainment Inc. Class B	190,669	1,893
	Westshore Terminals Investment Corp.	96,297	1,888
	Osisko Gold Royalties Ltd.	171,380	1,881
	Jean Coutu Group PJC Inc. Class A	117,754	1,851
	Centerra Gold Inc.	352,749	1,743
	Winpak Ltd.	48,000	1,730
	TransAlta Renewables Inc.	151,840	1,727
	Norbord Inc.	69,445	1,724
	Transcontinental Inc. Class A	102,990	1,715
	North West Co. Inc.	75,708	1,704
	Aimia Inc.	248,881	1,631
^	TORC Oil & Gas Ltd.	287,653	1,607
*,^	ProMetic Life Sciences Inc.	984,610	1,604
	Pason Systems Inc.	109,372	1,600
*,^	Baytex Energy Corp.	383,587	1,530
	Nevsun Resources Ltd.	476,023	1,500
^	Genworth MI Canada Inc.	59,632	1,495
^	Hudson's Bay Co.	187,398	1,440

	ECN Capital Corp.	603,780	1,411
*	Canfor Corp.	130,044	1,410
	Ensign Energy Services Inc.	204,321	1,393
*,^	Penn West Petroleum Ltd.	807,607	1,378
*	Great Canadian Gaming Corp.	69,748	1,363
	Just Energy Group Inc.	219,161	1,302
	Dominion Diamond Corp.	126,862	1,270
*	ATS Automation Tooling Systems Inc.	123,087	1,242
	Aecon Group Inc.	96,887	1,210
^	Northview Apartment REIT	75,684	1,207
*,^	MEG Energy Corp.	230,230	1,196
	Enghouse Systems Ltd.	29,838	1,167
*	NuVista Energy Ltd.	227,301	1,137
*	Pengrowth Energy Corp.	880,716	1,103
*	Kelt Exploration Ltd.	223,729	1,081
	Dorel Industries Inc. Class B	38,645	1,069
^	Extendicare Inc.	132,282	1,051
*	Gran Tierra Energy Inc. (Toronto Shares)	396,761	1,018
*	Paramount Resources Ltd. Class A	78,251	1,005
*	Crew Energy Inc.	215,738	960
	Cogeco Communications Inc.	16,722	912
	Cascades Inc.	97,974	892
*	Sierra Wireless Inc.	49,216	860
^	AutoCanada Inc.	43,269	843
^	Bonterra Energy Corp.	43,590	842
^	Morguard REIT	65,174	754
*	China Gold International Resources Corp. Ltd.	371,548	748
*,^	Avigilon Corp.	65,783	729
*	Athabasca Oil Corp.	544,393	695
	Martinrea International Inc.	109,238	692
*	Alacer Gold Corp.	351,004	647
*	Gran Tierra Energy Inc. (American Shares)	250,760	647
*	Canaccord Genuity Group Inc.	158,861	536
^	First National Financial Corp.	21,757	484
	Sprott Inc.	224,904	398
*,^	DREAM Unlimited Corp. Class A	75,811	393
^	Concordia International Corp.	62,092	116
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	9
*	Great Basin Gold Ltd.	345,634	1
*	Pacific Exploration and Production Corp.	5	—
			524,152
Chile (0.3%)
	Parque Arauco SA	855,323	2,068
	Vina Concha y Toro SA	965,204	1,569
	Engie Energia Chile SA	918,425	1,526
	CAP SA	112,959	1,038
	Ripley Corp. SA	1,697,476	1,016
	Inversiones Aguas Metropolitanas SA	665,138	966
	Inversiones La Construccion SA	48,262	628
*	Cia Sud Americana de Vapores SA	18,562,680	554
	Forus SA	130,471	416
			9,781
China (2.7%)
	Intime Retail Group Co. Ltd.	2,494,737	3,079
	Sihuan Pharmaceutical Holdings Group Ltd.	7,983,000	2,350
	Skyworth Digital Holdings Ltd.	3,406,497	2,247

	Tong Ren Tang Technologies Co. Ltd.	1,177,114	2,094
*,^	China Shanshui Cement Group Ltd.	1,992,757	1,615
	Future Land Holdings Co. Ltd. Class A	820,462	1,534
^	Digital China Holdings Ltd.	1,663,671	1,453
	CIFI Holdings Group Co. Ltd.	5,080,000	1,428
*	China Resources Phoenix Healthcare Holdings Co. Ltd.	1,017,841	1,369
*,^,2 Cogobuy Group		976,000	1,325
*	Chinasoft International Ltd.	2,654,336	1,274
^	NetDragon Websoft Holdings Ltd.	432,883	1,260
*	Kingdee International Software Group Co. Ltd.	3,139,164	1,195
	Yuexiu Transport Infrastructure Ltd.	1,790,000	1,131
	Central China Securities Co. Ltd.	2,127,523	1,082
	BYD Electronic International Co. Ltd.	1,332,411	1,069
	Wuxi Little Swan Co. Ltd. Class B	347,126	1,055
	China Water Affairs Group Ltd.	1,537,200	1,046
*	Carnival Group International Holdings Ltd.	8,230,000	1,038
	China Lesso Group Holdings Ltd.	1,518,638	1,035
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,211,500	1,011
	Tibet Water Resources Ltd.	2,353,006	1,010
	Greatview Aseptic Packaging Co. Ltd.	1,935,000	913
^	CT Environmental Group Ltd.	4,159,760	903
2	Fu Shou Yuan International Group Ltd.	1,602,000	899
	Tianneng Power International Ltd.	1,010,000	889
2	Hua Hong Semiconductor Ltd.	760,000	846
	Bank of Chongqing Co. Ltd.	957,800	825
	Logan Property Holdings Co. Ltd.	1,995,468	809
	Fufeng Group Ltd.	1,382,864	797
	Lonking Holdings Ltd.	2,943,313	771
*,^	Leyou Technologies Holdings Ltd.	3,730,000	771
	Vinda International Holdings Ltd.	386,873	768
	Yuzhou Properties Co. Ltd.	2,284,000	749
	China High Speed Transmission Equipment Group Co. Ltd.	598,500	744
	Sinopec Kantons Holdings Ltd.	1,503,962	735
	Xinhua Winshare Publishing and Media Co. Ltd.	816,200	729
*	China Modern Dairy Holdings Ltd.	2,887,000	712
	China Shineway Pharmaceutical Group Ltd.	618,000	712
	Beijing Capital Land Ltd.	1,796,000	710
*,2	Qingdao Port International Co. Ltd.	1,228,000	700
	SSY Group Ltd.	2,177,324	698
	PAX Global Technology Ltd.	974,062	679
	Shandong Airlines Co. Ltd. Class B	307,048	665
	Chaowei Power Holdings Ltd.	805,000	665
*,^	Lifetech Scientific Corp.	2,842,058	649
	Livzon Pharmaceutical Group Inc.	112,210	643
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	634,900	637
	Poly Culture Group Corp. Ltd.	279,414	631
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	2,294,617	615
	Xingda International Holdings Ltd.	1,253,000	608
	Powerlong Real Estate Holdings Ltd.	2,054,000	605
	C C Land Holdings Ltd.	1,956,000	593
	Texhong Textile Group Ltd.	428,000	592
	China SCE Property Holdings Ltd.	1,812,000	580
^	China Maple Leaf Educational Systems Ltd.	938,000	566
*,2	Haichang Ocean Park Holdings Ltd.	2,451,000	564
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	618,173	562
	Xtep International Holdings Ltd.	1,330,379	561
	Dah Chong Hong Holdings Ltd.	1,327,988	540

	Harbin Electric Co. Ltd.	1,039,813	520
	Shanghai Jinjiang International Travel Co. Ltd. Class B	149,946	520
	Luthai Textile Co. Ltd. Class B	424,392	520
	Shanghai Industrial Urban Development Group Ltd.	1,964,000	514
	361 Degrees International Ltd.	1,186,000	508
*	China Oil & Gas Group Ltd.	6,608,000	507
^	Dongjiang Environmental Co. Ltd.	297,000	504
*	Coolpad Group Ltd.	4,660,669	490
*	Glorious Property Holdings Ltd.	5,153,000	490
*	China Electronics Optics Valley Union Holding Co. Ltd.	4,596,000	490
	Huangshan Tourism Development Co. Ltd. Class B	353,700	484
*	Hangzhou Steam Turbine Co. Ltd. Class B	455,912	483
*	Blue Sky Power Holdings Ltd.	6,272,000	474
	China ZhengTong Auto Services Holdings Ltd.	1,330,500	471
*,2	Tian Ge Interactive Holdings Ltd.	763,000	460
^	China All Access Holdings Ltd.	1,496,000	459
*	Hi Sun Technology China Ltd.	2,772,101	450
*	Hua Han Health Industry Holdings Ltd.	6,569,183	449
*,^	Chiho-Tiande Group Ltd.	662,000	446
*	Kama Co. Ltd. Class B	401,200	444
	Weiqiao Textile Co.	686,000	434
	Shanghai Diesel Engine Co. Ltd. Class B	524,900	434
	China Suntien Green Energy Corp. Ltd.	2,807,762	433
	China Fangda Group Co. Ltd. Class B	436,800	432
^	Sinosoft Technology Group Ltd.	1,378,000	429
*,^	West China Cement Ltd.	3,113,200	429
	Concord New Energy Group Ltd.	7,780,000	428
	Wasion Group Holdings Ltd.	767,454	423
*,2	Ozner Water International Holding Ltd.	1,753,000	418
*	Shang Gong Group Co. Ltd. Class B	368,800	413
*,^	Munsun Capital Group Ltd.	14,046,936	411
*	Sinotrans Shipping Ltd.	1,991,690	408
*	North Mining Shares Co. Ltd.	18,052,000	404
*	O-Net Technologies Group Ltd.	755,000	401
*,^	Skyway Securities Group Ltd.	16,299,452	397
*	China Overseas Grand Oceans Group Ltd.	1,173,000	391
	First Tractor Co. Ltd.	612,954	383
	Hilong Holding Ltd.	1,520,000	376
	Tianjin Port Development Holdings Ltd.	2,419,976	372
	COSCO SHIPPING International Hong Kong Co. Ltd.	826,000	372
	Qingling Motors Co. Ltd.	1,124,929	371
^	China Singyes Solar Technologies Holdings Ltd.	761,250	370
*	Dongyue Group Ltd.	2,095,000	370
	Guorui Properties Ltd.	1,083,000	369
	Comba Telecom Systems Holdings Ltd.	1,953,959	369
*	Sinolink Worldwide Holdings Ltd.	3,052,000	368
*	China Chengtong Development Group Ltd.	4,216,000	356
*,^	China Water Industry Group Ltd.	1,844,000	353
	Guangdong Provincial Expressway Development Co. Ltd. Class B	537,400	353
*	AVIC International Holding HK Ltd.	5,506,000	352
	Yashili International Holdings Ltd.	1,666,000	351
	China Power New Energy Development Co. Ltd.	614,000	348
^	China Overseas Property Holdings Ltd.	1,980,000	347
	Shanghai Highly Group Co. Ltd. Class B	429,600	345
*	China Datang Corp. Renewable Power Co. Ltd.	3,848,393	341
^	Phoenix Satellite Television Holdings Ltd.	1,959,783	340
*	Hengdeli Holdings Ltd.	2,697,765	336

	China Lilang Ltd.	553,000	334
	INESA Intelligent Tech Inc. Class B	438,533	332
	Dawnrays Pharmaceutical Holdings Ltd.	544,000	331
*	China Huiyuan Juice Group Ltd.	959,000	327
*	China Yurun Food Group Ltd.	2,081,000	323
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	400,000	322
*	Xinjiang Xinxin Mining Industry Co. Ltd.	2,109,000	321
^,2	Cosmo Lady China Holdings Co. Ltd.	1,039,131	318
	Ajisen China Holdings Ltd.	789,408	317
*,^	TCL Multimedia Technology Holdings Ltd.	681,842	315
	Tiangong International Co. Ltd.	2,289,478	313
*	PW Medtech Group Ltd.	1,151,000	312
	Fantasia Holdings Group Co. Ltd.	2,524,500	311
*,^	National Agricultural Holdings Ltd.	1,560,000	308
	Tianjin Development Holdings Ltd.	560,000	306
	Eastern Communications Co. Ltd. Class B	430,850	302
	CPMC Holdings Ltd.	623,000	301
*	Shanghai Zhongyida Co. Ltd. Class B	552,000	290
	Welling Holding Ltd.	1,427,600	288
*	Lianhua Supermarket Holdings Co. Ltd.	762,000	273
	Colour Life Services Group Co. Ltd.	404,000	265
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	398,400	262
	China Merchants Land Ltd.	1,854,000	262
*	Enerchina Holdings Ltd.	6,537,000	259
*,^	Maoye International Holdings Ltd.	2,541,459	258
*	EverChina International Holdings Co. Ltd.	6,340,000	256
2	Beijing Urban Construction Design & Development Group Co. Ltd.	406,000	256
	Zhonglu Co. Ltd. Class B	120,500	248
	Huaxin Cement Co. Ltd. Class B	341,160	248
*	Launch Tech Co. Ltd.	229,000	246
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	236,200	246
*,^	Greenland Hong Kong Holdings Ltd.	1,098,000	244
^	China Electronics Corp. Holdings Co. Ltd.	1,202,000	239
*	Shanghai Potevio Co. Ltd. Class B	188,700	237
	Xiamen International Port Co. Ltd.	1,177,000	229
	Minmetals Land Ltd.	1,918,000	229
*	Mingfa Group International Co. Ltd.	915,541	223
*	Shougang Concord International Enterprises Co. Ltd.	6,497,116	221
*	Capital Environment Holdings Ltd.	6,830,000	216
*	Baoxin Auto Group Ltd.	638,484	216
*	Chongqing Iron & Steel Co. Ltd.	813,500	211
*,^	E-Commodities Holdings Ltd.	1,439,487	209
	HNA Infrastructure Co. Ltd.	215,000	208
*	SRE Group Ltd.	8,228,302	207
*	MIE Holdings Corp.	2,088,000	203
*,^	Wisdom Sports Group	694,000	201
2	Kangda International Environmental Co. Ltd.	827,111	201
*	China Fiber Optic Network System Group Ltd.	2,215,200	200
*	Loudong General Nice Resources China Holdings Ltd.	3,378,000	197
	Hydoo International Holding Ltd.	2,274,000	192
*	V1 Group Ltd.	4,985,484	192
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	190
*	China Rare Earth Holdings Ltd.	2,300,548	189
*	China Minsheng Drawin Technology Group Ltd.	5,460,000	182
*	Tech Pro Technology Development Ltd.	7,942,804	176
*,^	China Dynamics Holdings Ltd.	4,458,752	169
	Foshan Huaxin Packaging Co. Ltd. Class B	135,000	164

	Real Nutriceutical Group Ltd.	1,987,000	158
	Hefei Meiling Co. Ltd. Class B	267,360	155
	Dalian Refrigeration Co. Ltd. Class B	194,900	151
^	Boer Power Holdings Ltd.	389,000	148
	Changchai Co. Ltd. Class B	238,200	147
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	223,180	145
*	Anxin-China Holdings Ltd.	2,621,200	130
	NVC Lighting Holding Ltd.	1,064,088	128
*	Daphne International Holdings Ltd.	1,425,996	128
*	Yuanda China Holdings Ltd.	5,800,000	126
	Fiyta Holdings Ltd. Class B	130,809	125
*	Landing International Development Ltd.	15,142,135	124
*	China Public Procurement Ltd.	13,132,000	115
	Shenguan Holdings Group Ltd.	1,484,000	108
*	Global Bio-Chem Technology Group Co. Ltd.	3,772,000	102
*	China Soft Power Technology Holdings Ltd.	5,152,000	102
*	Boshiwa International Holding Ltd.	469,000	102
*,^	Universal Health International Group Holding Ltd.	2,390,000	101
*	Chengde Nanjiang Co. Ltd. Class B	271,700	101
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	311,323	98
*,^	China Lumena New Materials Corp.	3,950,000	64
*	Real Gold Mining Ltd.	239,476	26
	Hubei Sanonda Co. Ltd. Class B	20,200	18
*	China High Precision Automation Group Ltd.	401,000	—
*,^	China Metal Recycling Holdings Ltd.	332,400	—
			99,242
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	172,160	1,852
	Avianca Holdings SA Preference Shares	514,738	543
			2,395
Czech Republic (0.0%)
	Pegas Nonwovens SA	15,636	513
	Philip Morris CR AS	697	368
			881
Denmark (1.1%)
	GN Store Nord A/S	247,524	5,529
	Sydbank A/S	116,767	3,872
	FLSmidth & Co. A/S	80,056	3,726
	NKT Holding A/S	40,689	3,146
	SimCorp A/S	58,579	3,002
	Dfds A/S	52,309	2,559
	Royal Unibrew A/S	66,259	2,514
*	Topdanmark A/S	84,333	2,219
*	Bavarian Nordic A/S	51,715	2,039
	Rockwool International A/S Class B	10,243	1,827
*,2	Scandinavian Tobacco Group A/S	95,972	1,649
	Ambu A/S Class B	38,011	1,626
	Spar Nord Bank A/S	135,103	1,578
	Schouw & Co. AB	18,952	1,431
	ALK-Abello A/S	9,627	1,420
	Alm Brand A/S	100,977	793
	Matas A/S	51,166	746
*	Bang & Olufsen A/S	48,860	714
*,^	D/S Norden A/S	38,591	686
	Solar A/S Class B	8,511	460

*	OW Bunker A/S	24,023	—
			41,536
Egypt (0.1%)
*	Orascom Construction Ltd.	88,802	490
	Palm Hills Developments SAE	2,364,491	358
	Heliopolis Housing	201,824	312
*	Pioneers Holding for Financial Investments SAE	546,737	295
*	Ezz Steel	277,384	265
*	Six of October Development & Investment	365,647	243
	Oriental Weavers	268,115	242
*	Orascom Telecom Media And Technology Holding SAE	3,869,476	153
	Arab Cotton Ginning	470,632	112
*	Citadel Capital SAE	1,629,403	101
*	Maridive & Oil Services SAE	356,111	85
*	South Valley Cement	331,061	85
*	Egyptian Resorts Co.	1,346,579	78
*	Nile Cotton Ginning	31,192	11
			2,830
Finland (1.2%)
	Amer Sports Oyj	194,921	5,165
	Konecranes Oyj	101,161	3,976
	Valmet Oyj	229,884	3,635
	Cargotec Oyj Class B	71,235	3,415
	Tieto Oyj	123,077	3,406
*	Outokumpu Oyj	365,946	3,275
	Metsa Board Oyj	391,583	2,675
	Sponda Oyj	395,862	1,799
	Kemira Oyj	132,238	1,657
*	Outotec Oyj	290,931	1,655
	Caverion Corp.	201,661	1,617
	Uponor Oyj	87,391	1,577
	YIT Oyj	198,176	1,573
	Citycon Oyj	591,968	1,471
	Sanoma Oyj	137,242	1,249
	Cramo Oyj	38,600	962
	Oriola-KD Oyj	186,581	882
	Ramirent Oyj	100,086	746
	Raisio Oyj	191,081	718
*	Finnair Oyj	96,436	421
	F-Secure Oyj	94,186	329
*,^	Stockmann OYJ Abp Class B	41,117	314
	Huhtamaki Oyj	1	—
			42,517
France (2.5%)
2	Euronext NV	117,872	5,215
	Rubis SCA	61,624	5,188
2	Elior Group	216,257	4,838
*	Ubisoft Entertainment SA	127,947	4,207
*,^	Vallourec SA	509,362	3,620
	Nexity SA	71,327	3,503
*	Nexans SA	58,682	3,405
	Alten SA	39,544	2,945
	Altran Technologies SA	197,155	2,917
	Technicolor SA	612,712	2,627
	Elis SA	146,062	2,615
	Havas SA	285,791	2,570

	Sopra Steria Group	21,964	2,547
*	DBV Technologies SA	35,230	2,408
	SPIE SA	105,801	2,400
	Metropole Television SA	104,768	2,059
	Television Francaise 1	173,618	1,913
^	Neopost SA	55,736	1,842
	IPSOS	55,090	1,826
	Korian SA	62,515	1,792
*,2	Worldline SA	64,200	1,731
	Tarkett SA	41,714	1,617
	Vicat SA	25,834	1,569
*	Groupe Fnac SA	22,334	1,445
	Trigano SA	16,094	1,444
*	Virbac SA	7,170	1,323
*,2	Europcar Groupe SA	124,735	1,321
*,^	Air France-KLM	237,560	1,255
	Mercialys SA	64,004	1,253
	Gaztransport Et Technigaz SA	28,538	1,178
*	Genfit	47,077	1,041
	Boiron SA	10,530	974
*	Etablissements Maurel et Prom	197,504	905
	Vilmorin & Cie SA	12,219	820
	Coface SA	120,918	782
*	Eramet	13,480	776
	Rallye SA	32,771	728
	FFP	8,155	711
	Beneteau SA	55,885	689
	Guerbet	7,451	644
	Derichebourg SA	117,653	542
	Assystem	16,766	532
	Bonduelle SCA	20,101	519
^	Bourbon Corp.	42,476	511
	Mersen SA	18,626	457
	Interparfums SA	14,948	453
	Jacquet Metal Service	18,428	421
*,^	CGG SA	34,124	343
	GL Events	17,261	338
	Direct Energie	8,723	314
*,^	Parrot SA	32,450	304
	Manitou BF SA	12,981	296
	Albioma SA	16,681	285
	Haulotte Group SA	16,624	270
*	Stallergenes Greer plc	6,617	233
*	Esso SA Francaise	5,145	231
	Union Financiere de France BQE SA	6,937	184
*	Albioma SA Loyalty Line	8,890	152
*	Elis SA Rights Exp. 02/03/2017	144,234	148
*	Euro Disney SCA	28,460	38
			89,214
Germany (3.6%)
*	Dialog Semiconductor plc	121,537	5,655
	Rheinmetall AG	71,036	5,451
	Freenet AG	179,751	5,404
	STADA Arzneimittel AG	103,563	5,334
	Aurubis AG	76,519	4,508
	Gerresheimer AG	53,315	4,347
	Aareal Bank AG	102,107	3,962

^	Drillisch AG	71,456	3,314
	TAG Immobilien AG	240,469	3,251
	Deutsche EuroShop AG	78,017	3,243
	Software AG	85,739	3,093
	alstria office REIT-AG	217,321	2,718
	Salzgitter AG	69,091	2,652
	Krones AG	25,742	2,631
	Jungheinrich AG Preference Shares	84,391	2,601
*	MorphoSys AG	47,621	2,480
	Norma Group SE	55,332	2,470
*,^	Nordex SE	108,996	2,303
*,^	Bilfinger SE	53,698	2,232
	GRENKE AG	12,963	2,170
	Leoni AG	53,162	2,135
	Bechtle AG	20,478	2,080
^	Stroeer SE & Co. KGaA	40,823	2,011
*	Kloeckner & Co. SE	151,285	1,976
	TLG Immobilien AG	103,100	1,959
	Duerr AG	22,483	1,950
*	Schaeffler AG Preference Shares	119,834	1,943
2	Deutsche Pfandbriefbank AG	181,900	1,854
	CTS Eventim AG & Co. KGaA	52,642	1,831
	Pfeiffer Vacuum Technology AG	16,118	1,753
2	ADO Properties SA	48,126	1,718
	RHOEN-KLINIKUM AG	62,421	1,711
	Indus Holding AG	29,402	1,680
	Nemetschek SE	29,655	1,518
	Puma SE	4,864	1,481
	CompuGroup Medical SE	37,513	1,476
*	zooplus AG	9,928	1,414
	DMG Mori AG	29,091	1,406
*,2	Tele Columbus AG	157,536	1,348
	Jenoptik AG	66,669	1,279
	Sixt SE	23,318	1,214
	Takkt AG	52,652	1,177
*	Vossloh AG	18,082	1,165
*	BRAAS Monier Building Group SA	41,326	1,128
*	PATRIZIA Immobilien AG	69,600	1,120
*	SGL Carbon SE	127,312	1,109
	KWS Saat SE	3,444	1,080
	Sixt SE Preference Shares	25,565	1,050
	Draegerwerk AG & Co. KGaA Preference Shares	11,490	1,011
	Deutz AG	148,366	987
	XING AG	4,805	941
*	Heidelberger Druckmaschinen AG	353,941	929
	Carl Zeiss Meditec AG	24,763	926
*,2	Hapag-Lloyd AG	25,562	791
^	Bertrandt AG	7,868	786
^	ElringKlinger AG	44,147	784
	Diebold Nixdorf AG	10,670	760
^	BayWa AG	21,239	722
	DIC Asset AG	65,310	646
	Deutsche Beteiligungs AG	17,805	641
	Wacker Neuson SE	38,170	627
	Biotest AG Preference Shares	36,031	624
	Hamburger Hafen und Logistik AG	29,543	602
*	Wuestenrot & Wuerttembergische AG	29,608	600

	Hornbach Baumarkt AG	16,985	525
*	AIXTRON SE	130,897	484
^	Gerry Weber International AG	38,862	453
	comdirect bank AG	40,925	430
^	SMA Solar Technology AG	15,852	408
	Biotest AG	21,104	401
*	H&R GmbH & Co. KGaA	22,324	374
	Draegerwerk AG & Co. KGaA	4,664	330
	CropEnergies AG	40,077	268
	BRAAS Monier Building Group SA	724	20
			129,455
Greece (0.1%)
*	Mytilineos Holdings SA	131,913	916
	Hellenic Exchanges SA	114,001	549
	Grivalia Properties REIC AE	57,728	494
*	Public Power Corp. SA	162,297	453
*	Fourlis Holdings SA	84,744	399
	Athens Water Supply & Sewage Co. SA	65,813	380
	Metka Industrial - Construction SA	54,093	377
*	Ellaktor SA	288,415	339
	Aegean Airlines SA	43,229	309
*	GEK Terna Holding Real Estate Construction SA	93,396	228
	Terna Energy SA	63,339	190
*	TT Hellenic Postbank SA	44,448	—
			4,634
Hong Kong (2.1%)
	Fortune REIT (Hong Kong Shares)	2,312,000	2,678
	Vitasoy International Holdings Ltd.	1,314,000	2,551
	Man Wah Holdings Ltd.	2,795,600	1,788
	Tongda Group Holdings Ltd.	6,070,000	1,696
	Luk Fook Holdings International Ltd.	559,000	1,642
^	China Goldjoy Group Ltd.	17,052,000	1,642
	Nexteer Automotive Group Ltd.	1,287,496	1,599
*	China Baoli Technologies Holdings Ltd.	57,150,000	1,597
	HKBN Ltd.	1,238,449	1,508
	NagaCorp Ltd.	2,534,228	1,487
*	Freeman FinTech Corp. Ltd.	24,014,488	1,464
^	Value Partners Group Ltd.	1,678,498	1,441
*,^	MMG Ltd.	4,024,140	1,335
	Sunlight REIT	2,200,000	1,330
	BEP International Holdings Ltd.	22,770,000	1,312
	IGG Inc.	1,656,000	1,234
	CP Pokphand Co. Ltd.	9,972,000	1,166
	SITC International Holdings Co. Ltd.	1,856,858	1,153
	Town Health International Medical Group Ltd.	6,757,419	1,085
	Stella International Holdings Ltd.	700,591	1,068
	Giordano International Ltd.	1,955,735	1,059
	K Wah International Holdings Ltd.	2,107,000	1,052
*	Pacific Basin Shipping Ltd.	5,354,532	999
	Yingde Gases Group Co. Ltd.	1,629,000	987
*,^	KuangChi Science Ltd.	2,648,000	979
	Yuexiu REIT	1,738,200	955
^	SMI Holdings Group Ltd.	9,944,000	932
	Truly International Holdings Ltd.	2,265,000	923
	Pacific Textiles Holdings Ltd.	816,000	901
*,^,2 IMAX China Holding Inc.		190,300	882

	SmarTone Telecommunications Holdings Ltd.	637,730	879
	Prosperity REIT	2,045,000	829
*,^	FDG Electric Vehicles Ltd.	18,503,885	819
	SEA Holdings Ltd.	343,098	816
	Pou Sheng International Holdings Ltd.	3,553,000	807
*,^	Superb Summit International Group Ltd.	3,957,346	745
	Canvest Environmental Protection Group Co. Ltd.	1,416,000	711
	Spring REIT	1,699,762	687
	CITIC Telecom International Holdings Ltd.	2,096,004	684
	Dynam Japan Holdings Co. Ltd.	416,840	672
	Chow Sang Sang Holdings International Ltd.	347,565	662
	Chong Hing Bank Ltd.	334,000	657
^	Sun Hung Kai & Co. Ltd.	987,000	644
^	Vision Fame International Holding Ltd.	2,268,000	642
*,^	HC International Inc.	778,000	638
*	Huayi Tencent Entertainment Co. Ltd.	10,610,000	632
*	Hybrid Kinetic Group Ltd.	26,118,000	631
	G-Resources Group Ltd.	34,347,190	612
	Far East Consortium International Ltd.	1,379,858	598
*	Nan Hai Corp. Ltd.	18,700,000	591
	Goodbaby International Holdings Ltd.	1,298,000	564
	China Harmony New Energy Auto Holding Ltd.	1,119,500	536
^	China LNG Group Ltd.	24,720,000	530
	Gemdale Properties & Investment Corp. Ltd.	8,118,000	510
	Lai Sun Development Co. Ltd.	23,662,500	507
*	United Photovoltaics Group Ltd.	5,560,645	506
*	Convoy Global Holdings Ltd.	17,622,000	490
*	GCL New Energy Holdings Ltd.	9,349,541	480
*	Microport Scientific Corp.	645,000	477
*	China Strategic Holdings Ltd.	22,640,000	471
^	TCC International Holdings Ltd.	1,942,500	469
*	United Laboratories International Holdings Ltd.	738,500	460
*	Sino Oil And Gas Holdings Ltd.	18,545,000	454
	Emperor Capital Group Ltd.	4,907,860	447
*,^	Honghua Group Ltd.	4,073,000	431
^,2	Regina Miracle International Holdings Ltd.	530,000	418
*	Beijing Enterprises Medical & Health Group Ltd.	7,266,000	397
*	Rentian Technology Holdings Ltd.	6,900,000	394
*,^	China Ocean Industry Group Ltd.	15,055,000	393
	NewOcean Energy Holdings Ltd.	1,408,000	382
	Ju Teng International Holdings Ltd.	1,169,002	376
	China Aerospace International Holdings Ltd.	2,844,000	372
*	Anton Oilfield Services Group	2,487,298	370
*	China LotSynergy Holdings Ltd.	10,719,951	365
*,^	Summit Ascent Holdings Ltd.	1,234,000	356
*	China Financial International Investments Ltd.	6,820,000	355
	Road King Infrastructure Ltd.	394,346	340
*	China Medical & HealthCare Group Ltd.	6,682,946	339
*	New Sports Group Ltd.	29,610,000	335
^	Lee's Pharmaceutical Holdings Ltd.	380,000	333
	Liu Chong Hing Investment Ltd.	240,000	332
*	13 Holdings Ltd.	1,113,540	329
	Inspur International Ltd.	1,372,000	326
*	NetMind Financial Holdings Ltd.	43,864,000	287
*	Mei Ah Entertainment Group Ltd.	4,740,000	286
^	China Silver Group Ltd.	1,516,000	282
	APT Satellite Holdings Ltd.	558,500	281

	Yip's Chemical Holdings Ltd.	670,000	275
*	China Beidahuang Industry Group Holdings Ltd.	4,872,000	275
	Shenwan Hongyuan HK Ltd.	600,000	265
*	TOM Group Ltd.	1,031,016	249
*	Emperor Watch & Jewellery Ltd.	6,790,000	248
^	Technovator International Ltd.	626,000	242
^,2	CGN New Energy Holdings Co. Ltd.	1,580,000	237
	EVA Precision Industrial Holdings Ltd.	1,726,000	232
	TPV Technology Ltd.	1,242,000	228
*	Midland Holdings Ltd.	888,000	225
*	Yanchang Petroleum International Ltd.	7,630,000	223
	Parkson Retail Group Ltd.	1,969,500	223
*	Singamas Container Holdings Ltd.	1,917,960	217
*	Qianhai Health Holdings Ltd.	12,257,500	206
	Henderson Investment Ltd.	2,365,000	198
*	SOCAM Development Ltd.	540,725	196
*	Tou Rong Chang Fu Group Ltd.	7,648,000	195
	AMVIG Holdings Ltd.	558,000	191
*	New World Department Store China Ltd.	1,326,966	191
*,^	Xinchen China Power Holdings Ltd.	1,186,800	187
*	Trinity Ltd.	2,386,000	181
	Varitronix International Ltd.	386,000	173
*	Lifestyle China Group Ltd.	721,370	169
*	Silver Base Group Holdings Ltd.	2,511,712	168
*,^	China Huarong Energy Co. Ltd.	2,888,900	161
*	Hong Kong Television Network Ltd.	851,000	146
*	New Focus Auto Tech Holdings Ltd.	2,223,482	145
*	Peace Map Holding Ltd.	8,359,788	142
*	China Innovative Finance Group Ltd.	2,298,000	134
*	Suncorp Technologies Ltd.	16,990,000	128
*,^	China Healthwise Holdings Ltd.	4,650,000	124
*	Sunshine Oilsands Ltd.	2,670,500	103
*	Sincere Watch Hong Kong Ltd.	3,940,000	96
*	Auto Italia Holdings	4,073,702	61
*	China Healthcare Enterprise Group Ltd.	3,625,304	54
	Polytec Asset Holdings Ltd.	661,221	42
*	Kong Sun Holdings Ltd.	875,000	35
*	Midland IC&I Ltd.	4,440,000	31
*	Skyway Securities Group Ltd. Warrants Exp. 02/11/2017	1,939,890	21
*	Enerchina Holdings Ltd. Rights	3,268,500	19
			76,017
India (2.5%)
	Apollo Hospitals Enterprise Ltd.	128,998	2,336
	Vakrangee Ltd.	453,992	2,047
	Max Financial Services Ltd.	221,632	1,850
	Page Industries Ltd.	8,360	1,793
*	Bharat Financial Inclusion Ltd.	161,161	1,755
	Alkem Laboratories Ltd.	69,790	1,724
	Federal Bank Ltd.	1,466,471	1,643
	Mindtree Ltd.	233,449	1,551
	MRF Ltd.	1,832	1,397
	Info Edge India Ltd.	113,463	1,381
	CRISIL Ltd.	43,225	1,321
	Strides Shasun Ltd.	78,937	1,277
	Berger Paints India Ltd.	401,014	1,251
	Dewan Housing Finance Corp. Ltd.	268,452	1,131
	AIA Engineering Ltd.	56,265	1,123

CESC Ltd.	101,140	1,100
Biocon Ltd.	73,343	1,090
Jubilant Life Sciences Ltd.	109,793	1,088
Apollo Tyres Ltd.	406,310	1,082
Dalmia Bharat Ltd.	39,582	1,074
PI Industries Ltd.	83,077	1,067
Sundaram Finance Ltd.	52,084	1,055
Arvind Ltd.	193,725	1,051
Kansai Nerolac Paints Ltd.	200,188	1,018
Amara Raja Batteries Ltd.	75,667	1,002
TVS Motor Co. Ltd.	174,498	995
Indian Hotels Co. Ltd.	609,833	971
L&T Finance Holdings Ltd.	653,309	942
* Suzlon Energy Ltd.	3,721,876	940
Ramco Cements Ltd.	87,376	908
IRB Infrastructure Developers Ltd.	254,649	870
Cholamandalam Investment and Finance Co. Ltd.	57,210	869
Natco Pharma Ltd.	85,013	867
KRBL Ltd.	151,438	838
* Kajaria Ceramics Ltd.	97,540	835
Abbott India Ltd.	12,854	832
Gujarat Pipavav Port Ltd.	402,121	830
National Aluminium Co. Ltd.	740,230	820
Supreme Industries Ltd.	58,997	816
Ajanta Pharma Ltd.	32,273	810
Edelweiss Financial Services Ltd.	498,080	810
Bayer CropScience Ltd.	13,320	804
NCC Ltd.	632,108	775
Blue Dart Express Ltd.	11,741	756
Gillette India Ltd.	11,952	742
Manappuram Finance Ltd.	629,438	734
Voltas Ltd.	151,836	734
Jubilant Foodworks Ltd.	54,811	707
Indraprastha Gas Ltd.	50,793	704
Sintex Industries Ltd.	554,951	690
Welspun India Ltd.	600,220	676
Credit Analysis & Research Ltd.	32,729	672
GRUH Finance Ltd.	132,631	657
Tata Global Beverages Ltd.	343,442	653
Muthoot Finance Ltd.	144,057	652
eClerx Services Ltd.	28,890	643
* Whirlpool of India Ltd.	46,030	641
* Aditya Birla Fashion and Retail Ltd.	278,938	617
2 Syngene International Ltd.	73,526	592
Oberoi Realty Ltd.	128,220	589
Tube Investments of India Ltd.	68,840	586
Jain Irrigation Systems Ltd.	414,702	578
* Sun Pharma Advanced Research Co. Ltd.	128,583	577
Alembic Pharmaceuticals Ltd.	68,511	564
WABCO India Ltd.	6,882	560
GE T&D India Ltd.	116,747	530
Sadbhav Engineering Ltd.	129,208	529
Indian Bank	130,688	526
* Ipca Laboratories Ltd.	66,729	525
Persistent Systems Ltd.	59,509	522
Engineers India Ltd.	238,200	520
IFCI Ltd.	1,129,791	515

Thermax Ltd.	43,231	514
Sanofi India Ltd.	8,466	512
Coromandel International Ltd.	109,756	509
2 Dr Lal PathLabs Ltd.	30,699	505
Symphony Ltd.	25,718	505
Century Textiles & Industries Ltd.	40,524	504
* Hindustan Construction Co. Ltd.	777,113	498
Ceat Ltd.	27,882	481
* Dish TV India Ltd.	385,889	479
Redington India Ltd.	312,258	472
KPIT Technologies Ltd.	243,466	468
Hexaware Technologies Ltd.	163,194	468
Balrampur Chini Mills Ltd.	221,595	463
* Indiabulls Real Estate Ltd.	412,462	459
* PC Jeweller Ltd.	81,222	456
Repco Home Finance Ltd.	46,186	450
* Karur Vysya Bank Ltd.	365,490	450
Gujarat State Petronet Ltd.	193,931	437
* Fortis Healthcare Ltd.	160,355	435
Prestige Estates Projects Ltd.	170,064	416
Pfizer Ltd.	15,848	415
Gujarat Gas Ltd.	49,242	414
Srei Infrastructure Finance Ltd.	319,411	410
* Syndicate Bank	413,785	408
Cox & Kings Ltd.	141,462	406
Bajaj Corp. Ltd.	72,242	398
* Just Dial Ltd.	71,826	387
* Mahindra CIE Automotive Ltd.	135,527	382
India Cements Ltd.	176,674	380
Karnataka Bank Ltd.	222,256	374
* Housing Development & Infrastructure Ltd.	383,534	354
* RattanIndia Power Ltd.	3,300,000	350
Gateway Distriparks Ltd.	97,891	347
* TV18 Broadcast Ltd.	630,246	337
PTC India Ltd.	266,177	330
* Central Bank of India	266,240	327
* Indian Overseas Bank	845,308	323
South Indian Bank Ltd.	1,000,103	308
* Kaveri Seed Co. Ltd.	43,858	297
Multi Commodity Exchange of India Ltd.	16,653	289
VA Tech Wabag Ltd.	39,337	282
Gujarat Fluorochemicals Ltd.	39,837	280
Jammu & Kashmir Bank Ltd.	294,638	275
* Jaiprakash Associates Ltd.	1,579,998	266
* Bajaj Hindusthan Sugar Ltd.	1,216,638	260
Welspun Corp. Ltd.	203,488	250
* Vijaya Bank	301,986	233
* Jet Airways India Ltd.	35,377	210
Sobha Ltd.	54,471	210
* GE Power India Ltd.	24,317	208
Gujarat Mineral Development Corp. Ltd.	119,672	206
Jindal Saw Ltd.	236,850	202
* Unitech Ltd.	2,768,499	197
* Allahabad Bank	196,738	194
* DEN Networks Ltd.	148,069	192
* Videocon Industries Ltd.	121,343	186
Marksans Pharma Ltd.	307,220	170

Andhra Bank	227,254	170
Chambal Fertilizers and Chemicals Ltd.	140,709	167
* Shipping Corp. of India Ltd.	168,994	167
* UCO Bank	314,684	159
Raymond Ltd.	21,433	156
McLeod Russel India Ltd.	66,186	153
* Shree Renuka Sugars Ltd.	647,265	146
* Rolta India Ltd.	145,734	140
Radico Khaitan Ltd.	76,752	128
* Reliance Defence and Engineering Ltd.	142,038	127
* Amtek Auto Ltd.	203,375	101
* Punj Lloyd Ltd.	315,638	95
* Polaris Consulting & Services Ltd.	33,206	77
* Arvind SmartSpaces Ltd.	19,635	21
* JITF Infralogistics Ltd.	21,890	13
Future Enterprises Ltd.	33,327	11
* Chennai Super Kings Cricket Ltd.	176,674	—
		90,099
Indonesia (0.6%)
Ciputra Development Tbk PT	20,952,456	2,072
Summarecon Agung Tbk PT	19,271,568	1,892
Lippo Karawaci Tbk PT	34,213,918	1,884
Pakuwon Jati Tbk PT	39,040,834	1,639
AKR Corporindo Tbk PT	2,799,100	1,400
Waskita Karya Persero Tbk PT	6,838,879	1,312
* Aneka Tambang Persero Tbk PT	15,732,919	943
Wijaya Karya Persero Tbk PT	4,664,233	898
Bank Tabungan Negara Persero Tbk PT	6,196,170	884
Link Net Tbk PT	2,041,800	765
Indo Tambangraya Megah Tbk PT	605,800	681
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,778,200	651
Ace Hardware Indonesia Tbk PT	10,629,300	593
* Alam Sutera Realty Tbk PT	17,822,091	510
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,228,729	491
* Eagle High Plantations Tbk PT	17,979,000	469
* Mitra Adiperkasa Tbk PT	1,081,300	447
Ramayana Lestari Sentosa Tbk PT	4,398,000	441
Adhi Karya Persero Tbk PT	2,637,600	415
* Siloam International Hospitals Tbk PT	433,139	383
Matahari Putra Prima Tbk PT	4,064,900	373
* Krakatau Steel Persero Tbk PT	5,849,050	326
* Panin Financial Tbk PT	24,203,500	325
Timah Persero Tbk PT	3,940,520	286
BISI International Tbk PT	2,086,120	282
Intiland Development Tbk PT	8,067,000	277
Surya Semesta Internusa Tbk PT	5,761,400	274
* Lippo Cikarang Tbk PT	610,200	228
Wijaya Karya Beton Tbk PT	3,557,195	220
* Gajah Tunggal Tbk PT	2,265,200	195
Salim Ivomas Pratama Tbk PT	4,781,800	183
* Medco Energi Internasional Tbk PT	1,752,671	183
Bekasi Fajar Industrial Estate Tbk PT	7,132,400	179
* Agung Podomoro Land Tbk PT	10,183,000	168
Sampoerna Agro PT	1,064,300	159
* Sigmagold Inti Perkasa Tbk PT	8,317,400	50
		22,478

Ireland (0.5%)
	Kingspan Group plc	296,706	8,646
	C&C Group plc (Dublin Shares)	547,590	2,339
	Green REIT plc	1,077,235	1,514
	Hibernia REIT plc	1,111,730	1,462
	Origin Enterprises plc	208,064	1,426
	Irish Continental Group plc	266,345	1,356
*	Permanent TSB Group Holdings plc	176,533	520
	C&C Group plc (London Shares)	11,196	48
			17,311
Israel (0.4%)
	Reit 1 Ltd.	288,277	849
*	Partner Communications Co. Ltd.	138,945	815
*	Cellcom Israel Ltd. (Registered)	75,342	793
*	Africa Israel Properties Ltd.	42,750	792
*	Mazor Robotics Ltd.	63,707	731
	Delta-Galil Industries Ltd.	19,790	630
*	Nova Measuring Instruments Ltd.	41,974	625
*	Migdal Insurance & Financial Holding Ltd.	668,591	596
*	Jerusalem Economy Ltd.	258,834	566
*	Jerusalem Oil Exploration	12,817	559
	IDI Insurance Co. Ltd.	11,042	544
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,868	483
*	Clal Insurance Enterprises Holdings Ltd.	30,123	419
*	Phoenix Holdings Ltd.	113,236	416
	Electra Ltd.	2,231	405
	Shufersal Ltd.	104,316	400
	Formula Systems 1985 Ltd.	10,110	392
*	Naphtha Israel Petroleum Corp. Ltd.	58,194	387
*	Compugen Ltd.	73,853	349
*	Gilat Satellite Networks Ltd.	56,590	322
	B Communications Ltd.	16,482	318
*	Menora Mivtachim Holdings Ltd.	33,600	312
*	Kenon Holdings Ltd.	23,335	299
	Bayside Land Corp.	811	299
	Property & Building Corp. Ltd.	3,682	294
	Big Shopping Centers Ltd.	4,270	286
*	Ceragon Networks Ltd.	74,431	274
*	AudioCodes Ltd.	38,938	257
	Norstar Holdings Inc.	14,227	247
*	Allot Communications Ltd.	49,625	243
*	Evogene Ltd.	42,085	210
*	Kamada Ltd.	28,037	174
*	Silicom Ltd.	2,340	86
*	Africa Israel Investments Ltd.	1	—
			14,372
Italy (2.6%)
*,^	Banco BPM SPA	2,582,516	7,332
	Moncler SPA	262,461	5,044
	BPER Banca	818,880	4,657
	A2A SPA	2,643,783	3,531
	Azimut Holding SPA	189,585	3,411
	Unipol Gruppo Finanziario SPA	847,234	3,133
	Buzzi Unicem SPA	122,391	3,018
	Brembo SPA	45,312	2,903
	Cerved Information Solutions SPA	329,553	2,697

	Hera SPA	1,142,895	2,669
	Banca Popolare di Sondrio SCPA	745,221	2,643
	Interpump Group SPA	139,080	2,614
	De' Longhi SPA	100,791	2,517
	DiaSorin SPA	41,525	2,479
*	Yoox Net-A-Porter Group SPA	97,585	2,448
	Banca Generali SPA	94,795	2,418
2	Anima Holding SPA	400,102	2,386
	Ansaldo STS SPA	163,968	2,070
2	Infrastrutture Wireless Italiane SPA	385,243	1,826
	Autogrill SPA	201,507	1,772
	Societa Cattolica di Assicurazioni SCRL	274,247	1,716
	Industria Macchine Automatiche SPA	24,849	1,647
^	Tod's SPA	21,972	1,587
*	Ei Towers SPA	27,578	1,526
*,2	Enav SPA	407,951	1,430
	Iren SPA	809,388	1,316
	Amplifon SPA	127,674	1,296
	Saras SPA	752,638	1,166
	Danieli & C Officine Meccaniche SPA RSP	70,828	1,134
	Buzzi Unicem SPA	85,128	1,130
2	OVS SPA	198,171	1,106
	MARR SPA	54,000	1,049
	Brunello Cucinelli SPA	42,147	954
	Societa Iniziative Autostradali e Servizi SPA	116,052	945
	ACEA SPA	76,381	935
	Beni Stabili SpA SIIQ	1,611,582	906
	ERG SPA	81,026	900
^	Credito Valtellinese SC	1,687,490	886
	Reply SPA	6,841	878
	Banca IFIS SPA	30,283	821
	Salini Impregilo SPA	245,523	767
	Credito Emiliano SPA	115,569	751
2	RAI Way SPA	185,676	735
	ASTM SPA	60,173	682
*,^	Banca Monte dei Paschi di Siena SPA	39,002	635
	Datalogic SPA	30,000	617
	Italmobiliare SPA	12,215	604
	CIR-Compagnie Industriali Riunite SPA	472,961	549
^	Piaggio & C SPA	276,203	459
	Zignago Vetro SPA	71,507	439
	Astaldi SPA	65,899	430
*,^	Banca Carige SPA	1,032,824	418
*	Safilo Group SPA	56,124	416
	Immobiliare Grande Distribuzione SIIQ SPA	553,078	416
	Cairo Communication SPA	106,839	413
*	Fincantieri SPA	689,732	410
	Danieli & C Officine Meccaniche SPA	17,125	367
	Cofide SPA	841,407	364
	Cementir Holding SPA	71,516	306
	Esprinet SPA	37,887	281
*	Arnoldo Mondadori Editore SPA	185,763	271
^	Geox SPA	115,926	250
	DeA Capital SPA	167,236	220
*	Gruppo Editoriale L'Espresso SPA	243,892	207
*	Juventus Football Club SPA	609,367	205

* Rizzoli Corriere Della Sera Mediagroup SPA	235,776	204
		96,312
Japan (15.8%)
Mebuki Financial Group Inc.	1,683,200	6,464
Ulvac Inc.	86,296	3,057
Morinaga & Co. Ltd.	69,903	3,025
Sankyu Inc.	444,326	2,802
* Tokuyama Corp.	618,050	2,766
NOF Corp.	253,207	2,652
Mitsui Mining & Smelting Co. Ltd.	931,000	2,603
ADEKA Corp.	176,755	2,574
Tokyo Ohka Kogyo Co. Ltd.	69,613	2,487
Amano Corp.	129,368	2,477
Aica Kogyo Co. Ltd.	94,900	2,475
Morinaga Milk Industry Co. Ltd.	350,678	2,419
Penta-Ocean Construction Co. Ltd.	494,900	2,416
Kyowa Exeo Corp.	160,690	2,378
Nishimatsu Construction Co. Ltd.	475,252	2,376
Tsubakimoto Chain Co.	295,710	2,369
Toagosei Co. Ltd.	221,192	2,368
^ Ogaki Kyoritsu Bank Ltd.	611,740	2,361
Nippon Suisan Kaisha Ltd.	472,262	2,325
Nikkon Holdings Co. Ltd.	111,448	2,307
Hazama Ando Corp.	329,279	2,298
Nippon Light Metal Holdings Co. Ltd.	927,523	2,266
Hanwa Co. Ltd.	331,415	2,260
Mitsubishi Pencil Co. Ltd.	41,800	2,240
Oki Electric Industry Co. Ltd.	155,706	2,240
TechnoPro Holdings Inc.	63,400	2,190
Nihon Parkerizing Co. Ltd.	175,161	2,145
Nippon Gas Co. Ltd.	73,636	2,114
Hitachi Kokusai Electric Inc.	93,859	2,108
Sangetsu Corp.	118,520	2,098
Tokyo Seimitsu Co. Ltd.	64,034	2,096
Toho Holdings Co. Ltd.	95,418	2,059
Maeda Corp.	232,306	2,025
Iwatani Corp.	360,124	2,006
Okumura Corp.	327,213	1,983
Ship Healthcare Holdings Inc.	74,400	1,979
Kiyo Bank Ltd.	124,196	1,978
Nichias Corp.	187,139	1,919
^ Nanto Bank Ltd.	47,600	1,917
Maruha Nichiro Corp.	68,446	1,893
Kokuyo Co. Ltd.	152,460	1,883
Arcs Co. Ltd.	83,500	1,881
Fuyo General Lease Co. Ltd.	36,947	1,838
Meitec Corp.	48,846	1,834
SHO-BOND Holdings Co. Ltd.	43,100	1,830
Valor Holdings Co. Ltd.	69,900	1,816
Hokkoku Bank Ltd.	476,000	1,815
^ Kumagai Gumi Co. Ltd.	632,320	1,813
^ Okasan Securities Group Inc.	274,000	1,789
Sakata Seed Corp.	62,356	1,788
^ Colowide Co. Ltd.	106,200	1,780
^ Kenedix Inc.	471,300	1,762
Toyo Ink SC Holdings Co. Ltd.	358,647	1,751
^ Nissha Printing Co. Ltd.	63,660	1,748

Fuji Oil	87,205	1,746
Yoshinoya Holdings Co. Ltd.	120,720	1,739
Topre Corp.	67,200	1,712
GMO Internet Inc.	117,561	1,707
Fujitec Co. Ltd.	144,468	1,698
^ Shima Seiki Manufacturing Ltd.	49,200	1,697
Fuji Machine Manufacturing Co. Ltd.	134,188	1,686
Yaoko Co. Ltd.	41,300	1,678
^ Nippon Seiki Co. Ltd.	77,832	1,677
Duskin Co. Ltd.	76,560	1,670
Takasago Thermal Engineering Co. Ltd.	122,160	1,669
^ Fuji Seal International Inc.	77,496	1,645
Tokyo Dome Corp.	173,278	1,644
Musashino Bank Ltd.	55,600	1,643
Nihon Unisys Ltd.	127,141	1,643
Mandom Corp.	34,527	1,630
Anritsu Corp.	235,800	1,628
Hitachi Zosen Corp.	308,310	1,620
KYB Corp.	331,000	1,612
Yodogawa Steel Works Ltd.	56,333	1,607
Trusco Nakayama Corp.	70,600	1,604
Inaba Denki Sangyo Co. Ltd.	45,220	1,603
Hokuetsu Kishu Paper Co. Ltd.	257,621	1,563
Sumitomo Bakelite Co. Ltd.	262,000	1,549
Central Glass Co. Ltd.	322,566	1,546
San-A Co. Ltd.	33,244	1,542
^ Daio Paper Corp.	137,154	1,539
^ J Trust Co. Ltd.	141,900	1,530
Ryosan Co. Ltd.	49,057	1,523
Hyakujushi Bank Ltd.	457,000	1,519
Onward Holdings Co. Ltd.	201,000	1,484
Asatsu-DK Inc.	55,300	1,464
Nachi-Fujikoshi Corp.	296,510	1,453
Hyakugo Bank Ltd.	353,000	1,450
Tokyo TY Financial Group Inc.	41,166	1,432
Tokyo Steel Manufacturing Co. Ltd.	157,900	1,423
Tomy Co. Ltd.	133,217	1,417
Makino Milling Machine Co. Ltd.	161,901	1,417
Toho Bank Ltd.	373,664	1,404
^ Bank of Okinawa Ltd.	38,944	1,400
Totetsu Kogyo Co. Ltd.	46,800	1,379
Paramount Bed Holdings Co. Ltd.	34,100	1,372
PALTAC Corp.	52,700	1,362
Daiseki Co. Ltd.	67,887	1,356
Sumitomo Mitsui Construction Co. Ltd.	1,267,632	1,346
Shinmaywa Industries Ltd.	141,968	1,328
^ TOMONY Holdings Inc.	249,200	1,326
Takeuchi Manufacturing Co. Ltd.	62,400	1,324
Keihin Corp.	74,821	1,324
Hogy Medical Co. Ltd.	21,661	1,323
DCM Holdings Co. Ltd.	145,888	1,309
^ Kyoritsu Maintenance Co. Ltd.	19,980	1,303
Nichiha Corp.	50,800	1,303
Okamura Corp.	131,228	1,301
^ Yamanashi Chuo Bank Ltd.	274,311	1,290
UACJ Corp.	409,852	1,289
CKD Corp.	96,400	1,288

	Unipres Corp.	60,980	1,287
	Kuroda Electric Co. Ltd.	62,300	1,285
^	United Arrows Ltd.	45,067	1,273
	TPR Co. Ltd.	44,596	1,271
^	Takara Standard Co. Ltd.	75,499	1,270
	Okinawa Electric Power Co. Inc.	54,331	1,258
	cocokara fine Inc.	30,189	1,255
	Kanematsu Corp.	711,000	1,252
^	Jin Co. Ltd.	24,500	1,248
^	Joyful Honda Co. Ltd.	44,974	1,244
	Nippon Flour Mills Co. Ltd.	87,729	1,243
^	EDION Corp.	128,433	1,233
	Nomura Co. Ltd.	70,900	1,233
	Hitachi Maxell Ltd.	61,000	1,231
*,^	euglena Co. Ltd.	117,700	1,229
	MOS Food Services Inc.	41,358	1,220
	Transcosmos Inc.	46,396	1,217
^	Okamoto Industries Inc.	129,000	1,216
	Komori Corp.	88,400	1,214
	Tokai Carbon Co. Ltd.	337,000	1,211
*	Nippon Sheet Glass Co. Ltd.	146,600	1,206
	Taikisha Ltd.	48,683	1,204
^	TOKAI Holdings Corp.	165,600	1,181
	Nissin Kogyo Co. Ltd.	71,309	1,178
	Nippon Densetsu Kogyo Co. Ltd.	71,303	1,175
	Saibu Gas Co. Ltd.	519,734	1,173
^	Yamagata Bank Ltd.	273,426	1,170
	Kanamoto Co. Ltd.	44,600	1,161
	Bank of Iwate Ltd.	28,824	1,153
	ZERIA Pharmaceutical Co. Ltd.	73,040	1,152
	Siix Corp.	31,400	1,144
	Takuma Co. Ltd.	132,000	1,143
	Daikyonishikawa Corp.	87,600	1,143
^	Bank of Nagoya Ltd.	31,512	1,138
	Showa Sangyo Co. Ltd.	208,000	1,102
	Aomori Bank Ltd.	333,616	1,099
^	Takara Bio Inc.	77,200	1,099
	Ai Holdings Corp.	57,000	1,097
	Senko Co. Ltd.	170,800	1,094
	IBJ Leasing Co. Ltd.	49,901	1,093
	Saizeriya Co. Ltd.	47,221	1,092
	NSD Co. Ltd.	70,134	1,092
	Ryobi Ltd.	238,435	1,090
^	Fuji Kyuko Co. Ltd.	114,800	1,088
	Kadokawa Dwango Corp.	70,302	1,086
	As One Corp.	23,600	1,085
	Taiyo Holdings Co. Ltd.	26,800	1,082
	Asahi Holdings Inc.	54,100	1,073
^	Ci:z Holdings Co. Ltd.	37,100	1,071
	Tokyu Construction Co. Ltd.	135,000	1,062
	FCC Co. Ltd.	58,343	1,057
	Sumitomo Warehouse Co. Ltd.	195,032	1,049
^	Kameda Seika Co. Ltd.	22,300	1,047
^	Furukawa Co. Ltd.	534,988	1,045
	Chiyoda Co. Ltd.	43,900	1,038
	Meidensha Corp.	303,935	1,035
^	Nichi-iko Pharmaceutical Co. Ltd.	70,802	1,034

Fukui Bank Ltd.	398,557	1,033
Sakata INX Corp.	78,800	1,033
^ Noritz Corp.	60,087	1,031
^ SMS Co. Ltd.	42,900	1,029
Yamazen Corp.	119,900	1,026
Heiwado Co. Ltd.	44,400	1,023
Nippon Soda Co. Ltd.	210,127	1,022
TSI Holdings Co. Ltd.	142,600	1,020
Nitto Boseki Co. Ltd.	254,056	1,019
Earth Chemical Co. Ltd.	23,743	1,016
Kureha Corp.	23,902	1,014
* Toshiba TEC Corp.	185,000	1,013
Inabata & Co. Ltd.	88,300	1,008
V Technology Co. Ltd.	6,400	1,007
^ Oita Bank Ltd.	268,079	1,004
Nagaileben Co. Ltd.	44,200	1,001
Fujimi Inc.	45,547	1,000
Plenus Co. Ltd.	46,000	999
Nichicon Corp.	106,183	999
Akita Bank Ltd.	314,000	988
Daihen Corp.	152,759	981
^ Kato Sangyo Co. Ltd.	40,700	978
Shinko Electric Industries Co. Ltd.	129,000	976
Nishimatsuya Chain Co. Ltd.	78,000	975
Miyazaki Bank Ltd.	293,932	975
Nippon Steel & Sumikin Bussan Corp.	23,549	969
Nissin Electric Co. Ltd.	80,600	966
^ Ichibanya Co. Ltd.	29,168	958
^ NET One Systems Co. Ltd.	139,500	952
Shikoku Bank Ltd.	378,703	947
Futaba Corp.	54,232	947
^ Zojirushi Corp.	71,400	933
Toei Co. Ltd.	104,648	931
^ Monex Group Inc.	352,387	930
Token Corp.	13,086	925
Fuji Soft Inc.	37,374	919
^ Nippon Signal Company Ltd.	96,600	916
Gurunavi Inc.	41,400	915
Kintetsu World Express Inc.	66,300	913
Obara Group Inc.	19,320	909
Mitsuba Corp.	52,124	908
Marudai Food Co. Ltd.	208,591	906
Daibiru Corp.	99,743	905
* Pioneer Corp.	410,813	902
Star Micronics Co. Ltd.	59,456	901
Sanyo Special Steel Co. Ltd.	168,852	894
Gunze Ltd.	260,079	894
Aichi Bank Ltd.	15,404	891
Alpine Electronics Inc.	60,448	883
Macnica Fuji Electronics Holdings Inc.	62,513	881
Nikkiso Co. Ltd.	94,161	875
Eighteenth Bank Ltd.	283,000	875
Toho Zinc Co. Ltd.	200,758	874
Seiren Co. Ltd.	70,500	871
Musashi Seimitsu Industry Co. Ltd.	31,615	870
kabu.com Securities Co. Ltd.	254,000	866
Yuasa Trading Co. Ltd.	32,000	865

Prima Meat Packers Ltd.	221,440	865
Morita Holdings Corp.	60,366	855
Aida Engineering Ltd.	86,706	854
Sanki Engineering Co. Ltd.	99,767	850
Axial Retailing Inc.	21,630	850
Kitz Corp.	139,548	850
^ Seikagaku Corp.	57,564	849
Jaccs Co. Ltd.	187,000	847
Chudenko Corp.	39,600	842
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	140,016	841
Life Corp.	29,000	839
Marusan Securities Co. Ltd.	98,855	835
^ Eizo Corp.	29,456	830
Noevir Holdings Co. Ltd.	23,600	824
Toshiba Plant Systems & Services Corp.	54,624	823
Nisshin Oillio Group Ltd.	173,262	818
^ Atom Corp.	127,057	812
^ Financial Products Group Co. Ltd.	90,500	810
^ Mirait Holdings Corp.	88,671	808
Kurabo Industries Ltd.	388,000	807
Max Co. Ltd.	59,000	806
Unizo Holdings Co. Ltd.	28,200	802
* KOMEDA Holdings Co. Ltd.	48,400	801
Aeon Delight Co. Ltd.	27,800	799
Fuso Chemical Co. Ltd.	36,000	797
^ Royal Holdings Co. Ltd.	46,900	796
Dexerials Corp.	72,300	794
Doutor Nichires Holdings Co. Ltd.	41,637	794
^ Infomart Corp.	141,200	793
Descente Ltd.	69,500	790
Starts Corp. Inc.	45,315	788
TOC Co. Ltd.	99,646	788
Sanken Electric Co. Ltd.	166,648	782
Hokuetsu Bank Ltd.	33,021	781
Piolax Inc.	12,100	780
Nitta Corp.	28,500	774
Japan Securities Finance Co. Ltd.	142,841	766
Mani Inc.	31,500	761
BML Inc.	31,500	760
Fancl Corp.	55,004	759
Oiles Corp.	42,508	759
Japan Wool Textile Co. Ltd.	96,889	759
Tochigi Bank Ltd.	148,312	754
Aichi Steel Corp.	17,202	753
Pacific Industrial Co. Ltd.	60,800	752
Hiday Hidaka Corp.	31,480	749
Heiwa Real Estate Co. Ltd.	53,872	749
^ Seiko Holdings Corp.	206,291	747
^ Internet Initiative Japan Inc.	46,356	745
United Super Markets Holdings Inc.	85,050	743
Kohnan Shoji Co. Ltd.	39,800	742
^ Ehime Bank Ltd.	61,600	742
AOKI Holdings Inc.	58,804	740
Topy Industries Ltd.	26,479	740
Takasago International Corp.	27,600	739
Sato Holdings Corp.	34,400	739
Ringer Hut Co. Ltd.	35,000	731

FIDEA Holdings Co. Ltd.	398,900	730
Create SD Holdings Co. Ltd.	33,018	728
Sanyo Chemical Industries Ltd.	16,654	727
Eagle Industry Co. Ltd.	53,900	723
Raito Kogyo Co. Ltd.	68,500	719
^ Mizuno Corp.	138,782	717
^ Takara Leben Co. Ltd.	128,100	717
Fujicco Co. Ltd.	32,205	714
Riso Kagaku Corp.	39,984	713
* Pacific Metals Co. Ltd.	225,088	711
Avex Group Holdings Inc.	46,600	700
^ Toridoll Holdings Corp.	32,000	700
DyDo Group Holdings Inc.	13,244	699
Milbon Co. Ltd.	15,960	698
Bank of the Ryukyus Ltd.	52,067	696
^ Round One Corp.	96,700	696
MINEBEA MITSUMI Inc.	69,530	691
YAMABIKO Corp.	49,300	691
^ Kotobuki Spirits Co. Ltd.	28,500	690
Tachi-S Co. Ltd.	41,800	689
Hosiden Corp.	89,167	689
Kisoji Co. Ltd.	32,760	683
Iino Kaiun Kaisha Ltd.	165,936	678
Doshisha Co. Ltd.	35,300	677
Sanyo Electric Railway Co. Ltd.	125,000	677
^ Wacom Co. Ltd.	222,136	674
Kyoei Steel Ltd.	33,412	674
TKC Corp.	22,249	672
Toshiba Machine Co. Ltd.	154,000	671
^ Yonex Co. Ltd.	14,000	670
Union Tool Co.	24,000	670
DTS Corp.	29,500	668
Shizuoka Gas Co. Ltd.	102,700	667
Daiwabo Holdings Co. Ltd.	268,761	664
Sekisui Jushi Corp.	41,600	663
Bunka Shutter Co. Ltd.	81,900	661
Chofu Seisakusho Co. Ltd.	28,900	659
Relia Inc.	63,000	656
^ Kanto Denka Kogyo Co. Ltd.	69,000	656
Iseki & Co. Ltd.	328,872	652
Megachips Corp.	26,581	647
VT Holdings Co. Ltd.	132,800	646
Sintokogio Ltd.	71,000	645
San-Ai Oil Co. Ltd.	83,500	641
Zenrin Co. Ltd.	33,000	641
St. Marc Holdings Co. Ltd.	21,200	639
Kyokuto Kaihatsu Kogyo Co. Ltd.	44,400	639
Nishio Rent All Co. Ltd.	22,200	633
Ricoh Leasing Co. Ltd.	20,806	632
Ohsho Food Service Corp.	16,174	628
Shibuya Corp.	31,000	625
^ Goldwin Inc.	13,500	623
Shikoku Chemicals Corp.	63,000	621
Open House Co. Ltd.	26,500	620
NEC Networks & System Integration Corp.	33,900	618
Dip Corp.	30,100	615
Foster Electric Co. Ltd.	39,185	613

Kura Corp.	14,600	609
^ Create Restaurants Holdings Inc.	69,270	606
^ W-Scope Corp.	37,400	605
Tokai Corp.	17,200	605
Wakita & Co. Ltd.	65,300	604
Chugoku Marine Paints Ltd.	83,000	604
Fujimori Kogyo Co. Ltd.	22,900	602
Konoike Transport Co. Ltd.	45,600	602
^ Sankyo Tateyama Inc.	40,100	600
Eiken Chemical Co. Ltd.	23,200	599
Press Kogyo Co. Ltd.	131,400	596
EPS Holdings Inc.	46,800	593
* Unitika Ltd.	828,000	593
^ Outsourcing Inc.	17,600	592
Osaki Electric Co. Ltd.	56,000	591
Asahi Diamond Industrial Co. Ltd.	78,822	590
Yokogawa Bridge Holdings Corp.	46,300	589
Bando Chemical Industries Ltd.	65,500	586
G-Tekt Corp.	31,200	586
Yondoshi Holdings Inc.	26,500	583
Minato Bank Ltd.	31,100	581
Clarion Co. Ltd.	154,000	580
Benefit One Inc.	22,800	580
^ Yokohama Reito Co. Ltd.	63,400	579
Daiho Corp.	125,000	577
Osaka Soda Co. Ltd.	131,000	576
^ Toyo Engineering Corp.	215,684	575
Mitsuboshi Belting Ltd.	66,000	574
Jeol Ltd.	114,000	572
^ Next Co. Ltd.	84,300	570
Sumitomo Riko Co. Ltd.	55,000	568
Fuji Co. Ltd.	27,200	566
Justsystems Corp.	51,500	565
Hitachi Koki Co. Ltd.	73,600	565
^ S Foods Inc.	20,700	562
Tsukishima Kikai Co. Ltd.	52,200	560
T Hasegawa Co. Ltd.	32,700	557
Itochu Enex Co. Ltd.	68,300	554
Sanden Holdings Corp.	175,000	553
Menicon Co. Ltd.	18,500	551
Nippon Chemi-Con Corp.	238,816	551
Hokuto Corp.	30,424	550
Sumitomo Seika Chemicals Co. Ltd.	13,200	549
Okabe Co. Ltd.	64,835	548
JVC Kenwood Corp.	201,740	546
Bank of Saga Ltd.	212,000	542
Nitto Kogyo Corp.	39,488	539
Tekken Corp.	184,000	537
Pressance Corp.	44,348	535
T-Gaia Corp.	32,400	530
^ Namura Shipbuilding Co. Ltd.	79,448	529
Fukushima Industries Corp.	16,700	529
Sodick Co. Ltd.	60,378	527
Tosho Co. Ltd.	11,300	526
Tokyotokeiba Co. Ltd.	226,000	525
Roland DG Corp.	17,400	523
^ IDOM Inc.	79,700	522

Tsubaki Nakashima Co. Ltd.	32,600	521
Hibiya Engineering Ltd.	34,600	521
Joshin Denki Co. Ltd.	55,653	517
Takamatsu Construction Group Co. Ltd.	22,900	517
Wowow Inc.	16,300	516
Tv Tokyo Holdings Corp.	25,200	516
Sanyo Denki Co. Ltd.	66,000	516
Tsugami Corp.	84,000	513
Mitsui Sugar Co. Ltd.	23,000	512
Kansai Urban Banking Corp.	39,000	511
Xebio Holdings Co. Ltd.	34,108	510
Koa Corp.	43,400	509
JCR Pharmaceuticals Co. Ltd.	21,694	509
^ Matsuya Co. Ltd.	58,800	508
Japan Pulp & Paper Co. Ltd.	156,000	507
^ Showa Corp.	73,592	506
Geo Holdings Corp.	43,700	505
Towa Bank Ltd.	495,000	503
Belc Co. Ltd.	13,600	501
Sinfonia Technology Co. Ltd.	196,000	501
Noritake Co. Ltd.	19,500	500
Daido Metal Co. Ltd.	53,600	499
Nohmi Bosai Ltd.	33,100	497
Yellow Hat Ltd.	21,700	497
Futaba Industrial Co. Ltd.	83,500	496
Elecom Co. Ltd.	29,200	496
^ Micronics Japan Co. Ltd.	50,300	495
Katakura Industries Co. Ltd.	42,300	495
Modec Inc.	29,588	494
Riken Corp.	13,000	494
Belluna Co. Ltd.	72,000	493
^ Towa Pharmaceutical Co. Ltd.	12,594	492
Nippon Denko Co. Ltd.	170,490	491
Fujibo Holdings Inc.	16,400	488
Sogo Medical Co. Ltd.	13,300	487
^ Inageya Co. Ltd.	35,800	486
^ Funai Soken Holdings Inc.	31,300	485
Tsukui Corp.	71,600	484
Mitsui-Soko Holdings Co. Ltd.	161,762	483
Tokushu Tokai Paper Co. Ltd.	13,600	483
Juki Corp.	44,518	479
Fudo Tetra Corp.	261,000	479
^ Optex Group Co. Ltd.	20,500	478
^ Ihara Chemical Industry Co. Ltd.	51,400	476
J-Oil Mills Inc.	13,700	475
ASKA Pharmaceutical Co. Ltd.	31,600	475
Kaga Electronics Co. Ltd.	27,300	474
^ Anest Iwata Corp.	48,600	474
Nippon Koei Co. Ltd.	21,000	473
^ Key Coffee Inc.	25,193	472
Starzen Co. Ltd.	11,100	468
Kyokuto Securities Co. Ltd.	32,300	468
Vital KSK Holdings Inc.	51,700	461
Nittetsu Mining Co. Ltd.	9,100	459
Kenko Mayonnaise Co. Ltd.	17,200	459
Cawachi Ltd.	17,800	458
Pack Corp.	17,500	458

	Nippon Thompson Co. Ltd.	98,000	457
	Enplas Corp.	15,453	457
^	Nippon Ceramic Co. Ltd.	24,700	456
	Arcland Sakamoto Co. Ltd.	37,000	453
	Bell System24 Holdings Inc.	50,900	453
	Konishi Co. Ltd.	38,900	451
	Tocalo Co. Ltd.	19,800	450
	Trancom Co. Ltd.	9,300	448
	Hamakyorex Co. Ltd.	23,300	447
*,^	OSAKA Titanium Technologies Co. Ltd.	27,800	446
	Jimoto Holdings Inc.	262,282	443
	UKC Holdings Corp.	22,800	443
	Matsuya Foods Co. Ltd.	12,100	441
	Taihei Dengyo Kaisha Ltd.	46,000	441
	Tamura Corp.	115,000	440
^	Alpen Co. Ltd.	24,500	437
*	Nissei Build Kogyo Co. Ltd.	86,000	437
^	Anicom Holdings Inc.	21,400	436
	Denki Kogyo Co. Ltd.	84,400	434
	Kato Works Co. Ltd.	16,241	433
	Goldcrest Co. Ltd.	24,380	433
	Kasai Kogyo Co. Ltd.	37,400	432
	Warabeya Nichiyo Holdings Co. Ltd.	19,700	429
	Nagatanien Holdings Co. Ltd.	34,000	429
*	Ishihara Sangyo Kaisha Ltd.	52,500	428
*,^	Japan Material Co. Ltd.	28,400	428
	Tsurumi Manufacturing Co. Ltd.	31,000	428
*	Miroku Jyoho Service Co. Ltd.	28,600	428
	Teikoku Sen-I Co. Ltd.	31,684	427
^	Mitani Sekisan Co. Ltd.	16,400	427
^	Yushin Precision Equipment Co. Ltd.	15,600	425
*	Kintetsu Department Store Co. Ltd.	134,000	422
	Riken Vitamin Co. Ltd.	10,700	422
	Daiichi Jitsugyo Co. Ltd.	70,000	422
	Toyo Kanetsu KK	142,000	421
	Neturen Co. Ltd.	52,800	421
^	Toa Corp. (Tokyo Shares 1885)	26,500	420
*,^	CMK Corp.	70,700	420
	JSP Corp.	18,000	418
^	F@N Communications Inc.	64,200	418
	Torii Pharmaceutical Co. Ltd.	18,800	417
	Canon Electronics Inc.	27,194	417
	Rock Field Co. Ltd.	28,768	416
	Systena Corp.	25,900	416
	Sakai Chemical Industry Co. Ltd.	117,546	415
	Arakawa Chemical Industries Ltd.	25,000	415
	Kyodo Printing Co. Ltd.	117,000	414
^	NichiiGakkan Co. Ltd.	57,300	414
	Sanshin Electronics Co. Ltd.	38,300	413
	Tamron Co. Ltd.	22,800	413
	Shindengen Electric Manufacturing Co. Ltd.	112,000	413
	Fukuda Corp.	42,000	412
	Shinko Plantech Co. Ltd.	57,400	411
	Kanematsu Electronics Ltd.	17,700	410
	Ichiyoshi Securities Co. Ltd.	52,800	410
	Itoki Corp.	63,700	410
	Okuwa Co. Ltd.	40,000	408

^ PAL GROUP Holdings Co. Ltd.	16,000	407
Yahagi Construction Co. Ltd.	43,300	407
Oyo Corp.	31,900	407
Yorozu Corp.	29,176	405
Aisan Industry Co. Ltd.	48,200	405
Daiken Corp.	21,400	405
^ Kappa Create Co. Ltd.	34,488	405
Nissin Corp.	131,000	404
Idec Corp.	39,300	403
Nichiden Corp.	14,000	401
Melco Holdings Inc.	13,900	400
Shin-Etsu Polymer Co. Ltd.	54,300	399
Maruwa Co. Ltd.	12,100	398
Daisan Bank Ltd.	25,803	398
Sagami Chain Co. Ltd.	34,396	397
METAWATER Co. Ltd.	16,100	397
Tanseisha Co. Ltd.	50,400	397
Dai Nippon Toryo Co. Ltd.	187,000	396
Ryoyo Electro Corp.	31,142	394
Maruzen Showa Unyu Co. Ltd.	99,000	393
Cosel Co. Ltd.	33,600	393
Tenma Corp.	21,500	391
Chiyoda Integre Co. Ltd.	18,200	391
Arata Corp.	16,059	391
^ Toho Titanium Co. Ltd.	48,500	387
Toyo Construction Co. Ltd.	106,900	386
Broadleaf Co. Ltd.	62,000	386
Nihon Chouzai Co. Ltd.	10,200	385
Rokko Butter Co. Ltd.	18,000	385
Ines Corp.	37,500	383
Shimizu Bank Ltd.	12,000	381
^ Stella Chemifa Corp.	12,500	380
Kurimoto Ltd.	18,200	380
Digital Arts Inc.	14,300	380
Nippon Kanzai Co. Ltd.	24,200	376
^ Nihon Nohyaku Co. Ltd.	68,900	375
^ Nippon Carbon Co. Ltd.	154,000	375
Meisei Industrial Co. Ltd.	69,500	371
Maeda Kosen Co. Ltd.	32,200	370
Chiba Kogyo Bank Ltd.	71,100	367
Daikokutenbussan Co. Ltd.	7,900	367
^ Kumiai Chemical Industry Co. Ltd.	62,800	367
Nitto Kohki Co. Ltd.	16,400	364
Chukyo Bank Ltd.	17,800	363
^ Misawa Homes Co. Ltd.	38,400	363
Mitsubishi Steel Manufacturing Co. Ltd.	159,000	363
^ Nippon Yakin Kogyo Co. Ltd.	215,100	361
Kamei Corp.	31,200	354
* Vector Inc.	33,600	353
Daiwa Industries Ltd.	40,700	353
Toyo Tanso Co. Ltd.	21,010	352
^ Giken Ltd.	19,200	352
^ Fujita Kanko Inc.	112,000	351
Nippon Valqua Industries Ltd.	22,200	351
Yurtec Corp.	48,000	350
Achilles Corp.	23,500	348
Tsukuba Bank Ltd.	113,900	345

^	Riken Technos Corp.	68,800	345
	Koatsu Gas Kogyo Co. Ltd.	53,000	344
	Nippon Coke & Engineering Co. Ltd.	355,400	343
	Nippon Road Co. Ltd.	84,000	342
	Nippon Beet Sugar Manufacturing Co. Ltd.	16,800	342
	Prestige International Inc.	46,800	342
^	Sakai Moving Service Co. Ltd.	12,800	341
	Mimasu Semiconductor Industry Co. Ltd.	21,000	339
	Hosokawa Micron Corp.	48,000	336
	Denyo Co. Ltd.	22,900	334
	Mie Bank Ltd.	16,110	333
^	Michinoku Bank Ltd.	197,000	333
	Osaka Steel Co. Ltd.	17,700	330
^	OSJB Holdings Corp.	151,994	330
	CONEXIO Corp.	25,000	328
	Takaoka Toko Co. Ltd.	15,500	326
	Information Services International-Dentsu Ltd.	17,700	326
	Komatsu Seiren Co. Ltd.	50,900	326
^	BRONCO BILLY Co. Ltd.	13,200	324
^	Mitsubishi Nichiyu Forklift Co. Ltd.	44,900	322
	Ministop Co. Ltd.	17,900	321
	Daito Pharmaceutical Co. Ltd.	16,100	321
	Torishima Pump Manufacturing Co. Ltd.	32,400	320
	ESPEC Corp.	28,208	320
^	Senshukai Co. Ltd.	48,900	319
	Fujiya Co. Ltd.	160,000	319
	SMK Corp.	87,000	316
	Kyokuyo Co. Ltd.	13,100	316
	Tonami Holdings Co. Ltd.	99,000	314
^	Ichikoh Industries Ltd.	83,000	313
^	Keiyo Co. Ltd.	61,500	313
	Fujitsu Frontech Ltd.	24,000	312
	Kita-Nippon Bank Ltd.	11,300	310
	Qol Co. Ltd.	23,799	310
	Kanagawa Chuo Kotsu Co. Ltd.	48,000	309
^	Jamco Corp.	13,800	308
^	K&O Energy Group Inc.	19,500	307
^	Japan Cash Machine Co. Ltd.	22,800	305
	Itochu-Shokuhin Co. Ltd.	7,900	304
	Toa Corp. (Tokyo Shares 6809)	33,300	303
	Taiho Kogyo Co. Ltd.	20,800	303
^	Toho Co. Ltd.	13,700	302
*,^	Akebono Brake Industry Co. Ltd.	112,557	302
	Tokyo Rope Manufacturing Co. Ltd.	17,800	301
	Tosei Corp.	44,400	300
*	Mitsubishi Paper Mills Ltd.	43,000	299
	Hokkan Holdings Ltd.	73,000	298
	Toyo Corp.	34,317	298
^	Marvelous Inc.	39,800	298
	Shinko Shoji Co. Ltd.	28,000	298
	Keihanshin Building Co. Ltd.	55,700	296
*	Wellnet Corp.	25,300	296
	Chuetsu Pulp & Paper Co. Ltd.	133,000	295
	Kitano Construction Corp.	104,000	295
	Icom Inc.	14,600	294
	Shinnihon Corp.	38,000	293
	Aichi Corp.	38,700	292

^	Istyle Inc.	42,300	289
	Mie Kotsu Group Holdings Inc.	83,400	289
*,^	U-Shin Ltd.	37,000	288
	Nippon Parking Development Co. Ltd.	212,000	288
^	Sac's Bar Holdings Inc.	26,350	286
	Aiphone Co. Ltd.	16,900	286
	Sekisui Plastics Co. Ltd.	39,000	285
	Nippon Chemiphar Co. Ltd.	5,700	284
^	Arcland Service Holdings Co. Ltd.	10,300	282
	Mitsui High-Tec Inc.	36,600	282
	Uchida Yoko Co. Ltd.	13,000	281
	Tokyo Tekko Co. Ltd.	66,000	280
	Japan Transcity Corp.	73,192	280
	Hakuto Co. Ltd.	30,600	278
	France Bed Holdings Co. Ltd.	33,600	277
	Fuji Pharma Co. Ltd.	11,300	276
	Sun Frontier Fudousan Co. Ltd.	31,000	276
	Okura Industrial Co. Ltd.	58,000	275
	Meiko Network Japan Co. Ltd.	24,763	274
	Fuso Pharmaceutical Industries Ltd.	10,900	274
*	Nakayama Steel Works Ltd.	40,500	273
	ASAHI YUKIZAI Corp.	129,555	272
	Mitsubishi Research Institute Inc.	9,400	272
	Onoken Co. Ltd.	22,600	272
	NS United Kaiun Kaisha Ltd.	146,000	272
	Aeon Fantasy Co. Ltd.	9,800	270
	Studio Alice Co. Ltd.	14,100	270
^	Ateam Inc.	14,200	269
^	Showa Aircraft Industry Co. Ltd.	26,300	269
	Godo Steel Ltd.	15,800	268
^	PC Depot Corp.	48,240	267
	Mitsui Home Co. Ltd.	54,000	267
	CHIMNEY Co. Ltd.	10,700	266
	Hisaka Works Ltd.	32,000	266
	Shibusawa Warehouse Co. Ltd.	87,549	265
^	Kobe Bussan Co. Ltd.	8,200	265
*	SWCC Showa Holdings Co. Ltd.	335,000	264
	Mars Engineering Corp.	13,700	263
	Shinwa Co. Ltd.	16,400	262
	Kitagawa Iron Works Co. Ltd.	12,000	261
	Weathernews Inc.	8,400	260
	Toyo Kohan Co. Ltd.	71,600	260
^	WATAMI Co. Ltd.	26,600	260
	Dai-ichi Seiko Co. Ltd.	21,800	259
^	GCA Corp.	35,500	259
	Chori Co. Ltd.	14,900	259
	Tokyo Energy & Systems Inc.	29,000	259
	Daikoku Denki Co. Ltd.	17,100	258
^	MTI Ltd.	40,400	258
	Mito Securities Co. Ltd.	94,600	258
	JAC Recruitment Co. Ltd.	21,300	258
^	Happinet Corp.	22,600	257
	ST Corp.	16,400	257
	Ryoden Corp.	39,000	257
	Toenec Corp.	52,000	256
	Halows Co. Ltd.	12,500	255
	Takiron Co. Ltd.	54,000	255

	Sumitomo Precision Products Co. Ltd.	82,000	255
	Advan Co. Ltd.	25,800	251
	Sumitomo Densetsu Co. Ltd.	22,100	251
	Kyosan Electric Manufacturing Co. Ltd.	70,000	251
^	Nihon Trim Co. Ltd.	7,000	250
	Sinanen Holdings Co. Ltd.	12,800	250
	AOI Electronics Co. Ltd.	8,070	249
	Cleanup Corp.	31,400	249
	Matsuda Sangyo Co. Ltd.	18,500	249
	Hioki EE Corp.	12,900	248
	Shimojima Co. Ltd.	24,000	248
	Yusen Logistics Co. Ltd.	24,900	247
	Kanaden Corp.	27,300	247
^	Amuse Inc.	15,500	247
	Toda Kogyo Corp.	97,000	246
	T RAD Co. Ltd.	96,000	246
	Airport Facilities Co. Ltd.	46,100	245
^	Mitsui Matsushima Co. Ltd.	20,100	245
	Takihyo Co. Ltd.	59,000	245
*	Nippon Sharyo Ltd.	100,000	244
	Gecoss Corp.	25,700	243
*,^	KLab Inc.	43,760	242
	Atsugi Co. Ltd.	218,000	241
	Toyo Securities Co. Ltd.	102,000	241
^	Hokkaido Gas Co. Ltd.	98,000	240
	SRA Holdings	10,500	240
	Zuken Inc.	21,100	240
*,^	Laox Co. Ltd.	38,800	240
	Gun-Ei Chemical Industry Co. Ltd.	7,600	238
	Teikoku Electric Manufacturing Co. Ltd.	26,300	238
*	Fuji Oil Co. Ltd.	66,400	238
	Tokyo Electron Device Ltd.	17,000	238
^	Furuno Electric Co. Ltd.	35,700	236
	Panasonic Industrial Devices SUNX Co. Ltd.	33,100	235
	CAC Holdings Corp.	28,100	235
^	Yomiuri Land Co. Ltd.	57,000	235
	Noritsu Koki Co. Ltd.	28,600	234
	Toli Corp.	66,101	233
	Asahi Co. Ltd.	19,800	233
*,^	Takata Corp.	49,200	232
	Seika Corp.	76,000	232
	Chuo Spring Co. Ltd.	80,000	231
	Sanyo Shokai Ltd.	154,423	230
	Toyo Denki Seizo KK	15,600	229
	Nissei ASB Machine Co. Ltd.	11,800	228
	Nihon Yamamura Glass Co. Ltd.	125,000	228
	Zuiko Corp.	6,100	226
	Sanoh Industrial Co. Ltd.	31,000	225
	Parco Co. Ltd.	23,000	224
^	Kourakuen Holdings Corp.	15,400	221
	Toa Oil Co. Ltd.	165,000	221
	Asunaro Aoki Construction Co. Ltd.	31,700	220
	Pronexus Inc.	23,335	218
	Paris Miki Holdings Inc.	53,400	218
	Honeys Co. Ltd.	22,790	218
*,^	Hito Communications Inc.	15,200	217
^	Fields Corp.	19,600	215

	Organo Corp.	50,000	214
	Tatsuta Electric Wire and Cable Co. Ltd.	52,100	213
	Tosho Printing Co. Ltd.	51,000	213
	Kobelco Eco-Solutions Co. Ltd.	48,000	213
^	Daidoh Ltd.	54,300	212
	Hodogaya Chemical Co. Ltd.	8,600	212
	Krosaki Harima Corp.	60,000	211
	Pocket Card Co. Ltd.	39,700	211
*,^	KNT-CT Holdings Co. Ltd.	163,000	211
	Fujikura Kasei Co. Ltd.	35,600	209
	Cybozu Inc.	50,500	208
^	Inaba Seisakusho Co. Ltd.	17,900	208
^	Srg Takamiya Co. Ltd.	39,200	207
	Nice Holdings Inc.	153,000	207
	Rhythm Watch Co. Ltd.	126,000	205
	Artnature Inc.	30,500	204
	Taisei Lamick Co. Ltd.	7,400	204
	Tomoku Co. Ltd.	68,000	202
	Gakken Holdings Co. Ltd.	73,000	202
^	Tabuchi Electric Co. Ltd.	56,600	202
	Yushiro Chemical Industry Co. Ltd.	15,600	201
	Nihon Dempa Kogyo Co. Ltd.	25,310	200
	Tsutsumi Jewelry Co. Ltd.	11,500	198
	Maezawa Kasei Industries Co. Ltd.	18,600	198
	Sankyo Seiko Co. Ltd.	53,397	198
	Corona Corp. Class A	19,500	197
	Elematec Corp.	11,500	195
	Japan Radio Co. Ltd.	16,800	195
	NDS Co. Ltd.	7,600	195
^	JP-Holdings Inc.	82,000	190
	Future Corp.	27,000	190
	Chugai Ro Co. Ltd.	95,000	187
	Daisyo Corp.	13,400	186
^	Funai Electric Co. Ltd.	23,200	186
	Maezawa Kyuso Industries Co. Ltd.	13,600	184
	Alpha Systems Inc.	10,500	183
*,^	Linical Co. Ltd.	15,800	182
	CMIC Holdings Co. Ltd.	13,600	180
^	Pasona Group Inc.	26,200	179
	Kinki Sharyo Co. Ltd.	7,500	174
	Endo Lighting Corp.	21,800	174
^	Japan Drilling Co. Ltd.	8,200	174
	NEC Capital Solutions Ltd.	11,100	172
^	Tokyo Rakutenchi Co. Ltd.	37,000	172
*,^	Shin Nippon Biomedical Laboratories Ltd.	33,000	165
	Dunlop Sports Co. Ltd.	17,500	161
^	Mitsubishi Kakoki Kaisha Ltd.	82,000	159
*	Yamada SxL Home Co. Ltd.	222,000	155
^	Right On Co. Ltd.	16,400	142
	Best Denki Co. Ltd.	100,500	128
*,^	FDK Corp.	154,149	127
	Kojima Co. Ltd.	35,300	85
	Accordia Golf Co. Ltd.	1,600	17
	Ain Holdings Inc.	8	1
	Horiba Ltd.	7	—
	Relo Group Inc.	2	—
	Megmilk Snow Brand Co. Ltd.	6	—

Kyudenko Corp.	5	—
Koei Tecmo Holdings Co. Ltd.	7	—
Fujitsu General Ltd.	5	—
Zensho Holdings Co. Ltd.	4	—
Ariake Japan Co. Ltd.	1	—
		574,389
Malaysia (0.8%)
Dialog Group Bhd.	7,074,162	2,443
Top Glove Corp. Bhd.	1,428,558	1,679
Genting Plantations Bhd.	619,573	1,526
My EG Services Bhd.	3,930,600	1,411
Bursa Malaysia Bhd.	618,936	1,242
Press Metal Bhd.	2,610,440	1,209
Hartalega Holdings Bhd.	1,119,220	1,192
Malakoff Corp. Bhd.	3,953,800	1,143
Sunway REIT	2,563,000	1,030
KPJ Healthcare Bhd.	1,061,410	1,006
Cahya Mata Sarawak Bhd.	1,042,400	967
QL Resources Bhd.	856,340	849
TIME dotCom Bhd.	467,300	844
Mah Sing Group Bhd.	2,381,275	801
Inari Amertron Bhd.	1,958,300	787
Kossan Rubber Industries	491,500	740
Malaysia Building Society Bhd.	2,773,200	689
WCT Holdings Bhd.	1,511,086	625
Bermaz Auto Bhd.	1,294,540	614
Sunway Bhd.	885,200	607
Pavilion REIT	1,360,500	593
Yinson Holdings Bhd.	752,000	528
Pos Malaysia Bhd.	573,900	521
* Malaysian Resources Corp. Bhd.	1,540,869	498
Syarikat Takaful Malaysia Bhd.	498,800	469
* Eco World Development Group Bhd.	1,409,700	465
Eastern & Oriental Bhd.	1,214,133	460
Unisem M Bhd.	752,080	428
Aeon Co. M Bhd.	795,700	425
VS Industry Bhd.	1,202,000	407
* Berjaya Corp. Bhd.	4,724,992	405
DRB-Hicom Bhd.	1,315,127	348
Media Prima Bhd.	1,492,317	344
Supermax Corp. Bhd.	679,350	320
OSK Holdings Bhd.	952,781	301
Muhibbah Engineering M Bhd.	543,000	290
Sunway Construction Group Bhd.	673,340	258
* AirAsia X Bhd.	2,519,650	230
Datasonic Group Bhd.	816,300	214
* KNM Group Bhd.	2,659,600	207
* UMW Oil & Gas Corp. Bhd.	1,046,400	165
* Mulpha International Bhd.	3,146,950	160
* Malaysia Marine and Heavy Engineering Holdings Bhd.	594,200	134
* Dayang Enterprise Holdings Bhd.	506,100	122
Coastal Contracts Bhd.	324,200	105
* Parkson Holdings Bhd.	663,895	94
* Puncak Niaga Holdings Bhd.	379,900	79
* Mudajaya Group Bhd.	417,000	79
* Malaysian Bulk Carriers Bhd.	370,500	61
* AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	14

*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	14
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	238,195	11
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	11
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	6
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	164,085	6
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	253,023	6
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	6
*	KPJ Healthcare Warrants Exp. 01/23/2019	49,320	5
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	5
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	4
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	3
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	2
*	KNM Group Bhd. Warrants Exp. 11/15/2017	188,813	1
			30,208
Mexico (0.4%)
	Bolsa Mexicana de Valores SAB de CV	1,108,097	1,514
*	Genomma Lab Internacional SAB de CV Class B	1,302,100	1,366
	PLA Administradora Industrial S de RL de CV	984,898	1,363
	Macquarie Mexico Real Estate Management SA de CV	1,317,106	1,297
	Corp Inmobiliaria Vesta SAB de CV	905,300	999
	Prologis Property Mexico SA de CV	597,612	819
*	Hoteles City Express SAB de CV	709,700	621
*	Credito Real SAB de CV SOFOM ER	429,700	611
	Grupo Herdez SAB de CV	317,275	564
*	Grupo Simec SAB de CV Class B	117,420	545
	Qualitas Controladora SAB de CV	343,976	516
*	La Comer SAB de CV	708,400	501
	Concentradora Fibra Hotelera Mexicana SA de CV	674,559	489
*,2	Elementia SAB de CV	401,457	442
	Unifin Financiera SAB de CV SOFOM ENR	176,012	417
	Rassini SAB de CV	106,300	392
	TV Azteca SAB de CV	2,256,222	359
*	Grupo GICSA SA de CV	634,100	350
	Consorcio ARA SAB de CV	1,051,810	337
	Grupo Rotoplas SAB de CV	226,300	278
*	Axtel SAB de CV	1,238,600	220
			14,000
Netherlands (1.9%)
	Aalberts Industries NV	160,316	5,627
	SBM Offshore NV	311,016	5,059
	Delta Lloyd NV	776,072	4,468
*	Galapagos NV	64,079	4,176
	ASM International NV	83,371	4,111
	IMCD Group NV	89,287	4,010
	APERAM SA	80,898	3,826
*	PostNL NV	755,326	3,315
*	ASR Nederland NV	116,940	3,211
^	Wereldhave NV	69,550	3,049
	TKH Group NV	73,014	2,960
	Eurocommercial Properties NV	75,276	2,795
	Corbion NV	95,020	2,434
	BE Semiconductor Industries NV	52,896	1,910
*	Fugro NV	121,050	1,909
*,2	Philips Lighting NV	69,696	1,795
*	TomTom NV	193,876	1,777
	Koninklijke BAM Groep NV	357,359	1,686

2	Flow Traders	47,058	1,644
	Arcadis NV	113,651	1,545
2	Refresco Group NV	85,404	1,290
	Wessanen	80,413	1,141
	Vastned Retail NV	28,778	1,061
	Accell Group	41,900	983
	NSI NV	240,261	976
*,2	Basic-Fit NV	39,374	685
	BinckBank NV	95,395	547
	Brunel International NV	30,479	535
*	SRH NV	96,364	—
			68,525
New Zealand (0.7%)
	Z Energy Ltd.	613,291	3,275
	Trade Me Group Ltd.	702,185	2,607
	Chorus Ltd.	722,566	2,150
^	Mainfreight Ltd.	130,058	1,996
	EBOS Group Ltd.	154,585	1,916
*,^	a2 Milk Co. Ltd.	1,176,719	1,911
	Goodman Property Trust	1,696,391	1,562
	Infratil Ltd.	643,754	1,355
	Genesis Energy Ltd.	832,342	1,319
	Summerset Group Holdings Ltd.	359,718	1,307
	Freightways Ltd.	249,695	1,279
	Precinct Properties New Zealand Ltd.	1,388,884	1,259
	Argosy Property Ltd.	1,212,397	912
	Vital Healthcare Property Trust	580,763	876
	Metlifecare Ltd.	186,650	764
	Heartland Bank Ltd.	515,472	597
	Kathmandu Holdings Ltd.	255,330	354
	New Zealand Refining Co. Ltd.	167,580	332
	New Zealand Oil & Gas Ltd.	425,284	199
^	TOWER Ltd.	256,960	155
			26,125
Norway (1.5%)
*	Subsea 7 SA	458,475	6,239
*	Storebrand ASA	766,069	4,671
	TGS Nopec Geophysical Co. ASA	179,888	4,319
	Aker BP ASA	170,276	3,098
	Tomra Systems ASA	247,746	2,711
	Salmar ASA	91,052	2,577
	Leroy Seafood Group ASA	40,892	2,277
2	XXL ASA	172,383	1,986
	Bakkafrost P/F	51,348	1,973
	SpareBank 1 SR-Bank ASA	253,913	1,888
	SpareBank 1 SMN	213,041	1,783
*,^	Petroleum Geo-Services ASA	529,074	1,758
	Veidekke ASA	117,404	1,745
	Aker ASA	40,048	1,661
	Atea ASA	154,716	1,506
2	Entra ASA	138,859	1,498
	Kongsberg Gruppen ASA	84,570	1,396
*,2	Aker Solutions ASA	221,356	1,194
*,^	Seadrill Ltd.	564,857	1,107
*,^	Nordic Semiconductor ASA	256,190	1,079
*	DNO ASA	979,397	1,025

	Austevoll Seafood ASA	110,320	1,020
	Hoegh LNG Holdings Ltd.	84,773	943
	Opera Software ASA	154,780	696
	Ocean Yield ASA	83,986	637
2	BW LPG Ltd.	107,462	548
*,^	Norwegian Air Shuttle ASA	16,144	527
*,^	REC Silicon ASA	3,085,656	483
*	Wilh Wilhelmsen ASA	96,853	475
	Stolt-Nielsen Ltd.	27,493	415
*	Akastor ASA	220,637	395
	Norwegian Property ASA	270,241	324
*	Prosafe SE Class A	2	—
			53,954
Other (0.1%)3
*	iShares MSCI Taiwan Capped ETF	151,800	4,785
	Diebold Nixdorf Inc.	17,972	489
			5,274
Pakistan (0.3%)
	Lucky Cement Ltd.	264,066	2,107
	Hub Power Co. Ltd.	1,266,200	1,673
	Engro Corp. Ltd.	416,121	1,334
	United Bank Ltd.	447,400	1,005
	Pakistan State Oil Co. Ltd.	232,508	994
	DG Khan Cement Co. Ltd.	448,986	985
	Pakistan Oilfields Ltd.	166,000	776
	Kot Addu Power Co. Ltd.	858,108	660
*	SUI Southern Gas Co. Ltd.	1,692,000	579
	Fauji Fertilizer Bin Qasim Ltd.	423,000	210
	Pakistan Telecommunication Co. Ltd.	662,000	117
			10,440
Philippines (0.5%)
	Metro Pacific Investments Corp.	21,219,636	2,910
	Security Bank Corp.	521,769	2,237
	Robinsons Land Corp.	3,029,331	1,529
	Puregold Price Club Inc.	1,553,800	1,349
*	DoubleDragon Properties Corp.	1,062,390	1,101
	Cosco Capital Inc.	5,585,500	1,031
	First Gen Corp.	2,153,630	970
	Robinsons Retail Holdings Inc.	569,230	904
	D&L Industries Inc.	3,239,300	801
	Manila Water Co. Inc.	1,241,985	754
	Vista Land & Lifescapes Inc.	6,053,400	617
	Cebu Air Inc.	283,960	542
	First Philippine Holdings Corp.	334,720	478
	Filinvest Land Inc.	14,538,400	473
	Lopez Holdings Corp.	2,771,600	441
*	Melco Crown Philippines Resorts Corp.	3,885,800	375
	Nickel Asia Corp.	2,624,808	359
			16,871
Poland (0.3%)
^	KRUK SA	28,788	1,768
	Kernel Holding SA	88,237	1,758
*	CD Projekt SA	102,498	1,502
*	Jastrzebska Spolka Weglowa SA	88,989	1,488
*	PKP Cargo SA	53,166	709
	Warsaw Stock Exchange	40,885	456

*	Boryszew SA	142,265	403
*,^	Lubelski Wegiel Bogdanka SA	17,402	282
	Neuca SA	2,564	257
*	Getin Noble Bank SA	608,916	251
*	Getin Holding SA	497,943	176
*	Bioton SA	67,294	134
*	Integer.pl SA	7,186	77
			9,261
Portugal (0.3%)
*	Banco Comercial Portugues SA Rights Exp. 02/02/2017	13,582,635	2,293
	NOS SGPS SA	401,721	2,262
	CTT-Correios de Portugal SA	279,945	1,562
	Navigator Co. SA	389,910	1,420
*	Sonae SGPS SA	1,625,781	1,399
	REN - Redes Energeticas Nacionais SGPS SA	489,175	1,348
*	Banco BPI SA	528,576	647
	Semapa-Sociedade de Investimento e Gestao	36,313	516
	Altri SGPS SA	108,533	476
^	Mota-Engil SGPS SA	124,909	217
^	Banco Comercial Portugues SA	949,878	161
	Sonaecom SGPS SA	48,029	141
			12,442
Qatar (0.0%)
*	Medicare Group	18,435	327
*	Salam International Investment Ltd. QSC	59,618	188
			515
Russia (0.1%)
	M.Video PJSC	120,450	771
*	Mechel PJSC	207,658	641
	Mosenergo OAO	8,590,191	404
*	DIXY Group PJSC	84,860	394
	TMK PJSC	253,998	350
	OGK-2 PJSC	30,444,850	280
*	Raspadskaya OAO	182,900	274
			3,114
Singapore (1.4%)
	Mapletree Commercial Trust	3,196,404	3,478
	Mapletree Industrial Trust	2,224,400	2,599
	Keppel REIT	3,301,147	2,364
	Mapletree Greater China Commercial Trust	3,313,112	2,249
	Mapletree Logistics Trust	2,644,574	1,973
	Raffles Medical Group Ltd.	1,628,284	1,714
	United Engineers Ltd.	767,500	1,541
	Keppel Infrastructure Trust	3,813,800	1,340
	Starhill Global REIT	2,316,208	1,259
	Ascott Residence Trust	1,502,221	1,208
	Frasers Centrepoint Trust	828,410	1,176
	Parkway Life REIT	679,881	1,173
	CDL Hospitality Trusts	1,077,166	1,079
	Frasers Logistics & Industrial Trust	1,598,400	1,066
	First Resources Ltd.	780,429	1,065
^	Keppel DC REIT	1,236,108	1,051
*,^	Genting Hong Kong Ltd.	3,503,577	1,050
^,2	ARA Asset Management Ltd.	753,787	920
	Ascendas India Trust	1,237,662	920
	Lippo Malls Indonesia Retail Trust	3,330,900	919

	CapitaLand Retail China Trust	895,760	902
^	OUE Hospitality Trust	1,812,666	894
	Frasers Commercial Trust	1,000,513	891
	First REIT	955,100	862
	Cache Logistics Trust	1,418,241	817
*,^	Ezion Holdings Ltd.	2,696,861	788
	Cambridge Industrial Trust	1,961,860	785
*	Manulife US REIT	912,000	780
	Yoma Strategic Holdings Ltd.	1,667,519	681
*,^	China Animal Healthcare Ltd.	1,003,918	673
	Croesus Retail Trust	1,085,200	658
	Ascendas Hospitality Trust	1,257,600	657
^	SPH REIT	879,400	606
	Sabana Shari'ah Compliant Industrial REIT	2,117,700	579
	Asian Pay Television Trust	2,106,800	575
	Accordia Golf Trust	1,196,316	569
*	SIIC Environment Holdings Ltd.	1,364,482	567
^	Far East Hospitality Trust	1,320,400	562
	RHT Health Trust	857,500	559
	Super Group Ltd. (Singapore Shares)	606,574	555
^	Soilbuild Business Space REIT	1,201,000	542
	OUE Ltd.	412,700	536
	Silverlake Axis Ltd.	1,209,029	499
	Sarine Technologies Ltd.	378,004	497
^	Sheng Siong Group Ltd.	681,900	450
	GL Ltd.	682,500	380
^	Midas Holdings Ltd.	1,980,847	323
	Fortune REIT (Singapore Shares)	276,589	322
*,^	COSCO Corp. Singapore Ltd.	1,485,600	295
^	Hyflux Ltd.	776,286	286
	Bumitama Agri Ltd.	478,200	272
*,^	Ying Li International Real Estate Ltd.	2,229,300	257
	Indofood Agri Resources Ltd.	641,500	244
	China Everbright Water Ltd.	749,100	228
	Boustead Singapore Ltd.	313,600	180
*,^	Ezra Holdings Ltd.	4,160,198	141
*	Gallant Venture Ltd.	1,567,679	137
*,^	China Fishery Group Ltd.	1,088,512	59
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	455,755	28
*	Vard Holdings Ltd.	108,400	19
*	China Hongxing Sports Ltd.	831,000	—
*	China Milk Products Group Ltd.	140,000	—
			49,799
South Africa (0.7%)
	SA Corporate Real Estate Ltd.	4,271,536	1,807
	Vukile Property Fund Ltd.	1,148,049	1,598
	Famous Brands Ltd.	130,829	1,413
	DataTec Ltd.	348,994	1,349
	Advtech Ltd.	955,232	1,199
	Cashbuild Ltd.	38,185	984
*	PPC Ltd.	1,842,067	936
	Wilson Bayly Holmes-Ovcon Ltd.	83,918	912
	Ascendis Health Ltd.	488,692	847
	Zeder Investments Ltd.	1,508,097	824
	Blue Label Telecoms Ltd.	554,421	755
	Mpact Ltd.	323,537	710
	Emira Property Fund Ltd.	665,606	709

	Trencor Ltd.	248,913	692
	Astral Foods Ltd.	59,950	672
	Rebosis Property Fund Ltd.	712,026	672
*	ArcelorMittal South Africa Ltd.	672,607	655
	Alexander Forbes Group Holdings Ltd.	1,231,375	650
	Hudaco Industries Ltd.	73,410	620
	City Lodge Hotels Ltd.	48,787	532
	Murray & Roberts Holdings Ltd.	618,513	510
	Peregrine Holdings Ltd.	229,681	507
	Metair Investments Ltd.	301,872	497
	Delta Property Fund Ltd.	762,362	461
	Merafe Resources Ltd.	3,060,168	443
	Adcock Ingram Holdings Ltd.	113,257	433
	Lewis Group Ltd.	141,494	431
*	Consolidated Infrastructure Group Ltd.	242,024	412
	Raubex Group Ltd.	197,819	335
	DRDGOLD Ltd.	580,507	327
*	Aveng Ltd.	581,779	315
*	Royal Bafokeng Platinum Ltd.	109,302	310
	Pinnacle Holdings Ltd.	220,192	304
	Invicta Holdings Ltd.	64,077	288
	Clover Industries Ltd.	200,396	260
	Group Five Ltd.	136,967	245
	Adcorp Holdings Ltd.	164,865	177
			24,791
South Korea (3.8%)
	CJ E&M Corp.	32,425	2,440
^	Medy-Tox Inc.	6,595	2,352
	LG Innotek Co. Ltd.	24,403	2,084
*,^	ViroMed Co. Ltd.	22,554	2,026
^	Kolon Industries Inc.	28,847	1,844
*,^	Kumho Tire Co. Inc.	260,514	1,833
	SK Materials Co. Ltd.	9,398	1,612
	SK Chemicals Co. Ltd.	31,347	1,603
	Meritz Securities Co. Ltd.	507,115	1,577
^	CJ CGV Co. Ltd.	21,961	1,502
	Korean Reinsurance Co.	157,000	1,467
^	Korea Kolmar Co. Ltd.	23,444	1,396
*,^	Komipharm International Co. Ltd.	52,285	1,390
^	Cosmax Inc.	11,769	1,327
	Com2uSCorp	17,894	1,317
	KB Insurance Co. Ltd.	61,321	1,300
	KIWOOM Securities Co. Ltd.	20,508	1,283
	Meritz Fire & Marine Insurance Co. Ltd.	98,823	1,280
^	Hyundai Greenfood Co. Ltd.	89,763	1,276
	Poongsan Corp.	33,953	1,272
	Korea Petrochemical Ind Co. Ltd.	5,230	1,214
^	Youngone Corp.	52,420	1,204
^	LIG Nex1 Co. Ltd.	19,017	1,183
^	Green Cross Corp.	9,560	1,137
	Dongkuk Steel Mill Co. Ltd.	107,847	1,134
	SFA Engineering Corp.	18,077	1,096
	LG International Corp.	37,522	1,044
	Taekwang Industrial Co. Ltd.	1,185	1,014
	Tongyang Inc.	410,242	1,002
*,^	Pan Ocean Co. Ltd.	286,242	948
*,^	Hugel Inc.	3,610	941

*	WONIK IPS Co. Ltd.	44,880	918
^	Eo Technics Co. Ltd.	12,388	906
*,^	Yungjin Pharmaceutical Co. Ltd.	145,081	902
^	Fila Korea Ltd.	14,764	871
	Innocean Worldwide Inc.	17,464	870
*	Advanced Process Systems Corp.	35,617	859
	LS Industrial Systems Co. Ltd.	23,505	855
^	Koh Young Technology Inc.	22,571	848
*,2	CEMEX Holdings Philippines Inc.	3,745,800	843
	Hyundai Home Shopping Network Corp.	8,910	833
	Korea Electric Terminal Co. Ltd.	13,325	826
^	Hana Tour Service Inc.	13,228	819
	Hansol Chemical Co. Ltd.	12,518	816
	Samyang Holdings Corp.	9,030	797
*,^	Osstem Implant Co. Ltd.	16,103	797
*	Seegene Inc.	27,273	796
^	Kolon Life Science Inc.	8,522	790
^	JW Pharmaceutical Corp.	20,869	785
	Chong Kun Dang Pharmaceutical Corp.	9,241	782
^	Ilyang Pharmaceutical Co. Ltd.	24,135	777
	Green Cross Holdings Corp.	41,746	769
*,^	Hyundai Elevator Co. Ltd.	15,182	769
^	Seoul Semiconductor Co. Ltd.	58,100	760
	JB Financial Group Co. Ltd.	156,787	756
^	IS Dongseo Co. Ltd.	20,771	748
	Young Poong Corp.	779	734
^	Bukwang Pharmaceutical Co. Ltd.	37,068	722
	GS Home Shopping Inc.	4,623	721
*	Dongbu HiTek Co. Ltd.	46,265	700
^	LOTTE Himart Co. Ltd.	18,246	659
	Hankook Tire Worldwide Co. Ltd.	37,732	658
*,^	Taihan Electric Wire Co. Ltd.	391,198	648
^	Vieworks Co. Ltd.	10,886	644
	Daesang Corp.	29,431	638
^	Lotte Food Co. Ltd.	1,178	638
	CJ O Shopping Co. Ltd.	4,461	617
^	Hanjin Kal Corp.	45,707	601
*,^	Loen Entertainment Inc.	8,944	598
*,^	HLB Inc.	48,126	595
^	Dongwon Industries Co. Ltd.	2,020	594
	Halla Holdings Corp.	11,291	589
^	Toptec Co. Ltd.	28,062	589
	Nexen Tire Corp.	51,657	585
^	Korea Real Estate Investment & Trust Co. Ltd.	241,006	576
	Huchems Fine Chemical Corp.	32,073	574
	Daou Technology Inc.	37,420	572
*,^	DIO Corp.	20,893	568
	Soulbrain Co. Ltd.	12,251	568
	Partron Co. Ltd.	59,416	567
^	Handsome Co. Ltd.	21,074	564
*,^	Genexine Co. Ltd.	16,577	562
	DuzonBizon Co. Ltd.	28,260	560
*,^	Hanall Biopharma Co. Ltd.	55,146	557
	Hanwha General Insurance Co. Ltd.	93,110	555
*	ST Pharm Co. Ltd.	14,216	551
*	Hyundai Rotem Co. Ltd.	33,408	544
*,^	Chabiotech Co. Ltd.	53,191	538

^	Dong-A ST Co. Ltd.	7,041	536
^	SPC Samlip Co. Ltd.	3,565	525
^	Jeil Pharmaceutical Co.	10,015	518
	Mirae Asset Life Insurance Co. Ltd.	101,248	516
	SK Gas Ltd.	5,511	512
	LF Corp.	27,703	511
*,^	Medipost Co. Ltd.	11,023	502
*,^	SM Entertainment Co.	25,428	502
*	Jusung Engineering Co. Ltd.	51,077	501
	Daishin Securities Co. Ltd.	51,530	499
*,^	Foosung Co. Ltd.	76,846	484
*	Asiana Airlines Inc.	133,905	482
^	Hansae Co. Ltd.	24,972	482
^	Ahnlab Inc.	8,929	480
^	Dong-A Socio Holdings Co. Ltd.	4,431	479
	LEENO Industrial Inc.	14,063	476
	DoubleUGames Co. Ltd.	14,266	475
*,^	Binex Co. Ltd.	34,852	463
^	Grand Korea Leisure Co. Ltd.	28,053	457
	Samyang Corp.	5,495	453
	Tongyang Life Insurance Co. Ltd.	49,761	453
	S&T Motiv Co. Ltd.	11,485	450
*,^	CrystalGenomics Inc.	32,939	446
^	Meritz Financial Group Inc.	47,048	444
	SL Corp.	22,013	442
	Namyang Dairy Products Co. Ltd.	688	433
	Hanjin Transportation Co. Ltd.	17,485	429
^	Amicogen Inc.	12,402	427
*,^	GemVax & Kael Co. Ltd.	40,917	426
	Binggrae Co. Ltd.	7,620	424
	InBody Co. Ltd.	21,640	421
	Modetour Network Inc.	14,874	417
^	Muhak Co. Ltd.	21,135	417
*,^	Ssangyong Motor Co.	63,591	415
	NICE Holdings Co. Ltd.	28,246	411
^	Posco ICT Co. Ltd.	83,435	410
^	Maeil Dairy Industry Co. Ltd.	11,350	407
*,^	iNtRON Biotechnology Inc.	17,347	402
	Youngone Holdings Co. Ltd.	8,070	398
^	Daewoong Pharmaceutical Co. Ltd.	6,685	394
	KISWIRE Ltd.	10,912	378
	SeAH Steel Corp.	4,043	377
*,^	Jenax Inc.	22,412	375
*,^	NUTRIBIOTECH Co. Ltd.	7,813	375
^	YG Entertainment Inc.	16,476	372
	Sebang Global Battery Co. Ltd.	12,420	370
	Hansol Paper Co. Ltd.	20,998	370
*,^	SK Securities Co. Ltd.	383,523	368
	Seah Besteel Corp.	17,123	367
	Hanil Cement Co. Ltd.	5,664	364
^	Caregen Co. Ltd.	6,457	364
	Dae Han Flour Mills Co. Ltd.	2,229	362
*	Ssangyong Cement Industrial Co. Ltd.	29,091	356
*,^	ATGen Co. Ltd.	13,333	356
	DongKook Pharmaceutical Co. Ltd.	7,259	350
	Shinyoung Securities Co. Ltd.	7,700	348
*,^	Hansol Technics Co. Ltd.	25,578	346

*,^	Yuanta Securities Korea Co. Ltd.	118,630	345
*,^	Schnell Biopharmaceuticals Inc.	113,657	344
	Silicon Works Co. Ltd.	12,506	343
	Songwon Industrial Co. Ltd.	23,945	337
^	Hankook Shell Oil Co. Ltd.	913	335
*	Kumho Industrial Co. Ltd.	41,353	335
	Kwang Dong Pharmaceutical Co. Ltd.	46,927	335
	KT Skylife Co. Ltd.	23,886	331
*,^	Webzen Inc.	25,858	328
*,^	Emerson Pacific Inc.	12,862	327
^	Seobu T&D	23,489	326
	POSCO Chemtech Co. Ltd.	31,254	326
	AtlasBX Co. Ltd.	7,043	325
	CJ Hellovision Co. Ltd.	40,976	324
^	Hyundai Livart Furniture Co. Ltd.	16,022	324
	Daeduck Electronics Co.	45,328	323
*	Interflex Co. Ltd.	14,830	322
^	i-SENS Inc.	13,206	320
	Sungwoo Hitech Co. Ltd.	50,015	319
	AK Holdings Inc.	7,336	319
^	JW Holdings Corp.	48,267	318
*,^	Pharmicell Co. Ltd.	76,984	315
*,^	CMG Pharmaceutical Co. Ltd.	120,932	314
	Kwangju Bank	34,133	311
^	Hancom Inc.	22,120	305
^	iMarketKorea Inc.	33,818	304
	Lutronic Corp.	11,536	303
^	It's Skin Co. Ltd.	9,183	298
	NICE Information Service Co. Ltd.	52,081	297
	Able C&C Co. Ltd.	18,450	296
^	NS Shopping Co. Ltd.	2,286	296
	Daekyo Co. Ltd.	42,417	295
	Daeduck GDS Co. Ltd.	25,565	295
^	Dae Hwa Pharmaceutical Co. Ltd.	16,549	292
^	Dongwon F&B Co. Ltd.	1,657	292
	Lock&Lock Co. Ltd.	24,575	290
	Samchully Co. Ltd.	3,448	288
	Hansol Holdings Co. Ltd.	54,023	287
^	Kolon Corp.	5,936	284
*,^	Cellumed Co. Ltd.	248,480	283
*	Wonik Holdings Co. Ltd.	53,876	282
^	Dawonsys Co. Ltd.	28,777	278
*	Huons Co. Ltd.	5,934	276
*,^	Gamevil Inc.	7,198	275
*	Leaders Cosmetics Co. Ltd.	17,354	275
*	Hanwha Investment & Securities Co. Ltd.	135,192	275
^	Cuckoo Electronics Co. Ltd.	2,479	275
	Crown Confectionery Co. Ltd.	9,550	275
*,^	Naturalendo Tech Co. Ltd.	20,609	273
*	Korea Line Corp.	17,348	272
^	ICD Co. Ltd.	18,215	270
*	Taeyoung Engineering & Construction Co. Ltd.	59,867	270
^	WeMade Entertainment Co. Ltd.	13,083	263
*,^	Peptron Inc.	7,549	263
*,^	CrucialTec Co. Ltd.	34,649	261
	Cell Biotech Co. Ltd.	8,358	254
*,^	CUROCOM Co. Ltd.	114,826	252

*	Woongjin Thinkbig Co. Ltd.	31,030	250
*	Taewoong Co. Ltd.	12,906	247
^	Kolao Holdings	39,197	247
*,^	Agabang&Company	36,606	246
*	Hanjin Heavy Industries & Construction Co. Ltd.	94,560	244
	GOLFZON Co. Ltd.	4,460	241
	Sindoh Co. Ltd.	5,352	238
^	Sung Kwang Bend Co. Ltd.	25,404	236
^	E1 Corp.	4,721	236
*,^	SFA Semicon Co. Ltd.	104,327	236
	Humax Co. Ltd.	22,327	235
^	Interpark Holdings Corp.	57,621	235
	Seoyon E-Hwa Co. Ltd.	17,568	233
	KH Vatec Co. Ltd.	20,651	232
	Daewoong Co. Ltd.	6,528	231
^	S&T Dynamics Co. Ltd.	29,751	230
*,^	COSON Co. Ltd.	22,524	225
^	Byucksan Corp.	68,007	225
	Youlchon Chemical Co. Ltd.	19,121	224
	Namhae Chemical Corp.	30,040	224
	NEPES Corp.	25,508	223
	Chongkundang Holdings Corp.	4,358	222
*,^	Insun ENT Co. Ltd.	39,206	219
^	CJ Freshway Corp.	7,092	218
*,^	G-SMATT GLOBAL Co. Ltd.	20,032	218
^	KISCO Corp.	6,962	214
*	Eugene Investment & Securities Co. Ltd.	90,761	212
	Daishin Securities Co. Ltd. Preference Shares	32,351	209
*	Green Cross Cell Corp.	9,220	207
^	Korea Kolmar Holdings Co. Ltd.	8,991	205
	Hyundai Corp.	10,737	201
*	Lumens Co. Ltd.	59,056	197
	Cosmax BTI Inc	6,945	194
*,^	KTB Investment & Securities Co. Ltd.	70,403	192
*,^	Duk San Neolux Co. Ltd.	8,321	189
	TK Corp.	22,421	186
^	Kyobo Securities Co. Ltd.	26,216	184
^	Humedix Co. Ltd.	7,770	183
^	SBS Media Holdings Co. Ltd.	80,361	183
	Seoyon Co. Ltd.	18,192	173
*,^	Samsung Pharmaceutical Co. Ltd.	48,766	167
^	Coreana Cosmetics Co. Ltd.	34,674	166
*,^	3S Korea Co. Ltd.	70,925	166
	Sam Young Electronics Co. Ltd.	16,317	165
	INTOPS Co. Ltd.	19,108	163
*	Neowiz Games Corp.	17,598	162
	Huons Global Co. Ltd.	6,852	159
^	DY Corp.	24,569	155
^	KONA I Co. Ltd.	17,486	154
*,^	Duksan Hi-Metal Co. Ltd.	20,328	147
	Eusu Holdings Co. Ltd.	25,060	143
^	GOLFZONYUWONHOLDINGS Co. Ltd.	23,090	138
*	Dongbu Securities Co. Ltd.	40,478	124
	MegaStudy Co. Ltd.	4,013	119
*	Doosan Engine Co. Ltd.	39,560	110
	MegaStudyEdu Co. Ltd.	2,396	100
	Hyundai C&F Inc.	7,809	99

	Hitejinro Holdings Co. Ltd.	9,556	90
	LG Chem Ltd.	44	10
*	Tera Resource Co. Ltd.	42,004	2
	SK Telecom Co. Ltd.	1	—
*	CNK International Co. Ltd.	35,374	—
*	SSCP Co. Ltd.	20,873	—
*	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*	Daewoo Songdo Development Co. Ltd.	11,746	—
			136,916
Spain (1.7%)
	Merlin Properties Socimi SA	536,026	6,004
^	Bolsas y Mercados Espanoles SHMSF SA	130,279	4,113
^	Viscofan SA	78,532	3,993
2	Cellnex Telecom SA	235,453	3,353
	Ebro Foods SA	147,046	3,035
*	Inmobiliaria Colonial SA	409,452	3,010
	Melia Hotels International SA	203,483	2,617
	Grupo Catalana Occidente SA	78,273	2,552
	Applus Services SA	213,024	2,435
*	Indra Sistemas SA	199,146	2,194
	Prosegur Cia de Seguridad SA	338,256	2,132
	Tecnicas Reunidas SA	49,160	1,952
	Hispania Activos Inmobiliarios SOCIMI SA	145,221	1,794
	Almirall SA	99,342	1,601
	Faes Farma SA	429,367	1,592
	Cia de Distribucion Integral Logista Holdings SA	65,469	1,582
*	NH Hotel Group SA	354,357	1,568
	CIE Automotive SA	79,313	1,475
	Axiare Patrimonio SOCIMI SA	98,248	1,433
	Vidrala SA	26,148	1,425
2	Euskaltel SA	152,492	1,408
*	Sacyr SA	474,071	1,234
*	Codere SA	1,296,992	1,162
*	Construcciones y Auxiliar de Ferrocarriles SA	28,510	1,158
	Atresmedia Corp. de Medios de Comunicacion SA	81,994	933
*	Fomento de Construcciones y Contratas SA	108,698	906
^	Obrascon Huarte Lain SA	236,996	805
*	Pharma Mar SA	240,030	784
	Ence Energia y Celulosa SA	210,430	562
*	Liberbank SA	425,913	473
	Papeles y Cartones de Europa SA	76,027	459
*	Promotora de Informaciones SA	78,933	448
*,^	Caja de Ahorros del Mediterraneo	42,306	—
*,^	Let's GOWEX SA	31,105	—
*	Pescanova SA	10,066	—
			60,192
Sweden (3.6%)
	Castellum AB	434,303	5,983
^	Elekta AB Class B	589,597	5,335
	BillerudKorsnas AB	256,693	4,277
	Hexpol AB	419,636	4,064
*,2	Dometic Group AB	511,202	4,022
	Intrum Justitia AB	118,969	4,005
	Fabege AB	221,098	3,765
*	Nibe Industrier AB Class B	443,925	3,661
	Loomis AB Class B	122,340	3,581

*,^	Swedish Orphan Biovitrum AB	276,428	3,538
	NCC AB Class B	141,600	3,483
	Indutrade AB	158,423	3,215
	Holmen AB	84,445	3,090
*	SSAB AB Class B	900,405	3,035
	Hufvudstaden AB Class A	187,518	2,988
	Saab AB Class B	72,530	2,962
	Axfood AB	178,548	2,936
	AAK AB	43,899	2,915
	Modern Times Group MTG AB Class B	93,909	2,894
2	Thule Group AB	175,828	2,852
^	Fingerprint Cards AB Class B	439,839	2,677
	Wallenstam AB	339,183	2,662
*	NetEnt AB	317,415	2,547
	Com Hem Holding AB	236,384	2,480
	Sweco AB Class B	110,078	2,430
	JM AB	76,396	2,304
	Peab AB	262,248	2,149
	Lifco AB Class B	74,283	2,124
*	Bonava AB	134,771	2,075
	Wihlborgs Fastigheter AB	106,638	2,036
	Avanza Bank Holding AB	43,550	1,994
*,2	Attendo AB	206,817	1,929
	AF AB	89,558	1,789
	Ratos AB	314,399	1,695
*	Betsson AB	195,150	1,680
	Bilia AB	69,809	1,677
	Kungsleden AB	257,288	1,658
*,^	SSAB AB Class A	398,990	1,640
2	Bravida Holding AB	224,769	1,486
	Hemfosa Fastigheter AB	152,224	1,408
	Pandox AB	85,663	1,372
	Atrium Ljungberg AB	76,867	1,195
	Oriflame Holding AG	38,536	1,170
*	Cloetta AB Class B	341,683	1,152
	Nobia AB	117,017	1,052
	Concentric AB	76,362	1,028
*	Vitrolife AB	21,223	986
	Klovern AB	890,917	938
	Haldex AB	65,826	896
*,2	Resurs Holding AB	128,176	886
	Bure Equity AB	77,931	879
	Klovern AB Preference Shares	25,847	808
	Lindab International AB	90,005	782
*	Investment AB Oresund	42,606	738
	SAS AB Preference Shares	10,667	658
	Rezidor Hotel Group AB	147,092	595
	SkiStar AB	33,277	586
	Clas Ohlson AB	35,320	557
	Mekonomen AB	22,795	487
*	Collector AB	38,809	464
	Nordnet AB	106,817	464
*	SAS AB	276,186	447
	Sagax AB Preference Shares	88,055	302
	Hemfosa Fastigheter AB Preference Shares	14,935	261
	Ratos AB Preference Shares	1,176	249
	NCC AB Class A	6,328	156

*	Bonava AB	7,881	121
			132,270
Switzerland (3.2%)
	Temenos Group AG	97,824	7,113
	Logitech International SA	238,526	6,831
	Georg Fischer AG	6,840	5,637
^	BB Biotech AG	89,998	4,925
*	CS Real Estate Fund LivingPlus	33,049	4,743
	dormakaba Holding AG	5,162	4,008
2	Sunrise Communications Group AG	57,162	3,875
	Cembra Money Bank AG	47,831	3,612
	ams AG	99,532	3,429
	OC Oerlikon Corp. AG	297,998	3,381
	Tecan Group AG	19,556	3,067
	Bucher Industries AG	11,107	3,014
	Panalpina Welttransport Holding AG	23,376	2,890
	Mobimo Holding AG	10,866	2,845
	Forbo Holding AG	2,023	2,790
	GAM Holding AG	272,220	2,778
	Valiant Holding AG	25,814	2,744
*,2	VAT Group AG	27,878	2,664
	Belimo Holding AG	785	2,523
	Allreal Holding AG	15,968	2,425
	SFS Group AG	25,941	2,282
	Emmi AG	3,436	2,154
	Autoneum Holding AG	7,584	1,983
	Implenia AG	24,002	1,797
	Schweiter Technologies AG	1,545	1,742
	u-blox Holding AG	9,229	1,666
^	Burckhardt Compression Holding AG	5,349	1,579
	Valora Holding AG	4,496	1,505
	Huber & Suhner AG	23,463	1,462
	St. Galler Kantonalbank AG	3,570	1,445
	Vontobel Holding AG	25,535	1,430
	Rieter Holding AG	7,338	1,393
	VZ Holding AG	4,489	1,352
	COSMO Pharmaceuticals NV	7,909	1,345
	Daetwyler Holding AG	8,523	1,300
	Conzzeta AG	1,601	1,284
*	Arbonia AG	73,672	1,270
*	Basilea Pharmaceutica AG	16,974	1,245
	Kudelski SA	58,548	1,073
	Ascom Holding AG	58,112	974
	APG SGA SA	1,987	904
	Intershop Holding AG	1,784	903
	Ypsomed Holding AG	4,769	884
	Vetropack Holding AG	433	816
*	Bell AG	1,874	789
	Siegfried Holding AG	3,608	786
	BKW AG	15,327	774
	EFG International AG	118,717	721
*,^	Meyer Burger Technology AG	871,914	699
	LEM Holding SA	727	679
^	Leonteq AG	15,311	558
*	Schmolz & Bickenbach AG	760,501	508
*	Zehnder Group AG	14,599	488
^	Plazza AG	2,102	473

	Bachem Holding AG	4,045	447
	Swissquote Group Holding SA	14,647	359
*	Alpiq Holding AG	4,168	350
*,^	Orascom Development Holding AG	21,845	111
*	Petroplus Holdings AG	36,495	—
			116,824
Taiwan (6.1%)
	China Life Insurance Co. Ltd.	5,513,597	5,396
	Powertech Technology Inc.	1,158,662	3,176
	Chailease Holding Co. Ltd.	1,703,214	3,047
	WPG Holdings Ltd.	2,415,889	2,892
	Micro-Star International Co. Ltd.	1,116,000	2,708
	Ruentex Industries Ltd.	1,201,160	2,229
	Highwealth Construction Corp.	1,481,341	2,203
	Merida Industry Co. Ltd.	421,055	2,194
	Phison Electronics Corp.	274,962	2,177
*	Ruentex Development Co. Ltd.	1,759,142	2,144
	Tripod Technology Corp.	852,327	2,078
	Nien Made Enterprise Co. Ltd.	221,000	2,075
	Win Semiconductors Corp.	673,969	2,028
	Yageo Corp.	826,028	2,005
	Hiwin Technologies Corp.	382,304	1,971
	Airtac International Group	235,229	1,958
	Winbond Electronics Corp.	4,732,000	1,943
	Standard Foods Corp.	751,258	1,846
*	Tatung Co. Ltd.	3,287,320	1,764
	Kenda Rubber Industrial Co. Ltd.	1,145,016	1,757
	LCY Chemical Corp.	1,203,255	1,702
	CTCI Corp.	1,072,667	1,670
	Chroma ATE Inc.	626,040	1,641
	King Yuan Electronics Co. Ltd.	1,833,963	1,584
	King's Town Bank Co. Ltd.	1,723,193	1,577
	Chipbond Technology Corp.	1,060,852	1,537
*	TaiMed Biologics Inc.	298,000	1,529
	St. Shine Optical Co. Ltd.	80,419	1,519
	Poya International Co. Ltd.	124,085	1,516
	King Slide Works Co. Ltd.	113,675	1,513
	Simplo Technology Co. Ltd.	506,053	1,513
	Elite Material Co. Ltd.	429,519	1,507
	Tong Yang Industry Co. Ltd.	813,919	1,502
	TSRC Corp.	1,296,046	1,500
	Zhen Ding Technology Holding Ltd.	694,400	1,458
	Radiant Opto-Electronics Corp.	787,147	1,431
	Accton Technology Corp.	776,467	1,409
	Hota Industrial Manufacturing Co. Ltd.	334,000	1,385
	eMemory Technology Inc.	106,000	1,351
*	China Petrochemical Development Corp.	3,631,077	1,304
	Taiwan Paiho Ltd.	425,183	1,302
	Wistron NeWeb Corp.	453,748	1,299
*	Asia Pacific Telecom Co. Ltd.	3,722,000	1,207
	TTY Biopharm Co. Ltd.	368,987	1,205
	Silergy Corp.	79,000	1,200
	PChome Online Inc.	144,914	1,200
	Tung Ho Steel Enterprise Corp.	1,754,150	1,192
*	HannStar Display Corp.	4,516,810	1,189
	FLEXium Interconnect Inc.	410,376	1,179
	Taichung Commercial Bank Co. Ltd.	3,978,030	1,170

Nan Kang Rubber Tire Co. Ltd.	1,215,107	1,149
Makalot Industrial Co. Ltd.	305,880	1,137
Voltronic Power Technology Corp.	83,356	1,128
Qisda Corp.	2,148,000	1,123
Merry Electronics Co. Ltd.	258,910	1,083
Waterland Financial Holdings Co. Ltd.	4,076,652	1,083
E Ink Holdings Inc.	1,354,708	1,072
Sercomm Corp.	419,000	1,071
Chin-Poon Industrial Co. Ltd.	531,072	1,055
Far Eastern Department Stores Ltd.	2,027,043	1,049
Parade Technologies Ltd.	101,000	1,044
Mitac Holdings Corp.	936,311	1,035
Tung Thih Electronic Co. Ltd.	106,000	1,001
Sino-American Silicon Products Inc.	773,945	987
Great Wall Enterprise Co. Ltd.	1,064,190	980
Walsin Technology Corp.	785,958	973
Everlight Electronics Co. Ltd.	619,725	970
Gigabyte Technology Co. Ltd.	738,271	968
Tainan Spinning Co. Ltd.	2,208,674	966
General Interface Solution Holding Ltd.	300,000	951
Land Mark Optoelectronics Corp.	106,600	945
Kinsus Interconnect Technology Corp.	404,282	931
Ennoconn Corp.	64,644	930
China Steel Chemical Corp.	235,853	923
Coretronic Corp.	831,000	909
* Chunghwa Precision Test Tech Co. Ltd.	25,000	892
WT Microelectronics Co. Ltd.	642,624	892
Compeq Manufacturing Co. Ltd.	1,667,471	888
Grape King Bio Ltd.	156,000	886
* Yieh Phui Enterprise Co. Ltd.	2,211,355	880
Long Chen Paper Co. Ltd.	1,117,084	879
Yungtay Engineering Co. Ltd.	612,993	878
Cheng Loong Corp.	1,884,920	867
Grand Pacific Petrochemical	1,327,928	865
Globalwafers Co. Ltd.	187,000	859
USI Corp.	1,665,518	849
Sanyang Motor Co. Ltd.	1,286,037	841
Clevo Co.	947,944	835
Advanced Ceramic X Corp.	101,000	834
Tong Hsing Electronic Industries Ltd.	218,056	828
AmTRAN Technology Co. Ltd.	1,150,692	828
Kinpo Electronics	1,979,196	794
* Egis Technology Inc.	94,000	791
Jih Sun Financial Holdings Co. Ltd.	3,616,195	784
Gourmet Master Co. Ltd.	89,482	783
Getac Technology Corp.	514,000	767
China Bills Finance Corp.	1,774,800	745
Xxentria Technology Materials Corp.	304,776	739
Depo Auto Parts Ind Co. Ltd.	276,313	736
Lien Hwa Industrial Corp.	975,605	730
* Mercuries Life Insurance Co. Ltd.	1,290,068	713
Taiwan Hon Chuan Enterprise Co. Ltd.	416,401	711
Cub Elecparts Inc.	88,427	697
Huaku Development Co. Ltd.	351,499	690
Primax Electronics Ltd.	482,000	687
Elan Microelectronics Corp.	625,350	686
China Synthetic Rubber Corp.	750,552	683

YFY Inc.	1,958,000	681
* Neo Solar Power Corp.	1,326,571	676
Ginko International Co. Ltd.	68,200	670
TA Chen Stainless Pipe	1,149,192	667
Shinkong Synthetic Fibers Corp.	2,201,416	662
Sinbon Electronics Co. Ltd.	299,066	656
* Center Laboratories Inc.	339,785	653
Topco Scientific Co. Ltd.	227,383	638
Casetek Holdings Ltd.	206,000	634
PharmaEngine Inc.	103,591	631
Cleanaway Co. Ltd.	120,000	626
Pharmally International Holding Co. Ltd.	45,000	624
Taiwan Surface Mounting Technology Corp.	737,530	614
* Genius Electronic Optical Co. Ltd.	106,732	613
ITEQ Corp.	458,261	612
Chong Hong Construction Co. Ltd.	294,493	611
Farglory Land Development Co. Ltd.	504,854	598
Elite Advanced Laser Corp.	149,960	597
Flytech Technology Co. Ltd.	189,845	593
Taiwan Shin Kong Security Co. Ltd.	466,930	592
Prince Housing & Development Corp.	1,742,183	581
Shin Zu Shing Co. Ltd.	203,000	578
TXC Corp.	421,877	573
Chaun-Choung Technology Corp.	116,000	570
Firich Enterprises Co. Ltd.	299,613	570
Lung Yen Life Service Corp.	318,000	567
Greatek Electronics Inc.	447,000	565
Taiwan PCB Techvest Co. Ltd.	588,102	562
Ardentec Corp.	753,851	562
Bizlink Holding Inc.	105,716	560
Hu Lane Associate Inc.	119,000	559
A-DATA Technology Co. Ltd.	327,915	549
* Motech Industries Inc.	573,311	546
Namchow Chemical Industrial Co. Ltd.	266,000	545
Sporton International Inc.	95,746	534
Wisdom Marine Lines Co. Ltd.	542,753	533
UPC Technology Corp.	1,203,510	516
Taiwan Land Development Corp.	1,592,969	514
Adlink Technology Inc.	223,254	512
Taiwan Acceptance Corp.	195,000	511
China Man-Made Fiber Corp.	1,790,016	511
Formosa International Hotels Corp.	95,840	508
Taiwan Styrene Monomer	756,579	500
Goldsun Building Materials Co. Ltd.	2,090,591	494
ScinoPharm Taiwan Ltd.	402,703	492
President Securities Corp.	1,321,000	487
San Shing Fastech Corp.	285,824	483
Posiflex Technology Inc.	86,684	482
Aten International Co. Ltd.	183,260	473
United Integrated Services Co. Ltd.	288,000	472
Taiwan FamilyMart Co. Ltd.	71,000	471
Mercuries & Associates Holding Ltd.	641,355	471
International Games System Co. Ltd.	71,213	470
FocalTech Systems Co. Ltd.	405,398	470
AcBel Polytech Inc.	621,000	469
Pan-International Industrial Corp.	578,595	466
* Iron Force Industrial Co. Ltd.	82,000	465

IEI Integration Corp.	313,623	463
Universal Cement Corp.	584,878	459
YungShin Global Holding Corp.	315,647	458
Taiwan TEA Corp.	931,293	453
YC INOX Co. Ltd.	495,174	445
Visual Photonics Epitaxy Co. Ltd.	277,455	435
Sitronix Technology Corp.	143,282	432
Systex Corp.	223,000	432
Hung Sheng Construction Ltd.	692,100	427
Wowprime Corp.	94,761	424
Basso Industry Corp.	140,000	422
Yeong Guan Energy Technology Group Co. Ltd.	126,000	420
* Ritek Corp.	2,537,678	419
China General Plastics Corp.	541,329	418
* Asia Optical Co. Inc.	325,000	417
China Metal Products	411,515	414
* Orient Semiconductor Electronics Ltd.	1,109,000	403
BES Engineering Corp.	2,023,468	403
* Microbio Co. Ltd.	565,562	403
Rechi Precision Co. Ltd.	389,668	403
Wah Lee Industrial Corp.	271,883	402
Masterlink Securities Corp.	1,474,023	400
Sampo Corp.	690,311	400
Gloria Material Technology Corp.	595,023	399
Gigasolar Materials Corp.	35,600	398
Syncmold Enterprise Corp.	195,000	393
Zeng Hsing Industrial Co. Ltd.	76,000	391
* Gintech Energy Corp.	591,354	389
* Wei Chuan Foods Corp.	659,835	387
Taiwan Semiconductor Co. Ltd.	332,000	385
Sigurd Microelectronics Corp.	501,000	384
Test Rite International Co. Ltd.	598,725	382
Taiwan Cogeneration Corp.	527,903	380
Everlight Chemical Industrial Corp.	590,649	379
Nan Liu Enterprise Co. Ltd.	79,000	378
Long Bon International Co. Ltd.	706,000	377
* Sunny Friend Environmental Technology Co. Ltd.	98,000	375
Chlitina Holding Ltd.	79,750	374
Elite Semiconductor Memory Technology Inc.	350,000	374
* Taigen Biopharmaceuticals Holdings Ltd.	441,723	374
* Medigen Biotechnology Corp.	161,680	370
Lealea Enterprise Co. Ltd.	1,360,848	368
* Gigastorage Corp.	481,800	367
Kinik Co.	177,000	364
Sinyi Realty Inc.	352,824	364
Green Seal Holding Ltd.	74,000	363
Evergreen International Storage & Transport Corp.	767,502	360
* Ho Tung Chemical Corp.	1,308,466	357
Federal Corp.	666,505	356
OptoTech Corp.	784,000	354
Li Cheng Enterprise Co. Ltd.	131,440	353
Pixart Imaging Inc.	158,920	353
Holtek Semiconductor Inc.	219,279	350
Test Research Inc.	288,371	349
Senao International Co. Ltd.	209,000	348
Chung-Hsin Electric & Machinery Manufacturing Corp.	520,625	347
* Radium Life Tech Co. Ltd.	1,135,265	345

* Pihsiang Machinery Manufacturing Co. Ltd.	168,000	345
Faraday Technology Corp.	323,000	333
Advanced Wireless Semiconductor Co.	197,000	331
Asia Polymer Corp.	516,875	320
Formosan Rubber Group Inc.	628,100	318
Toung Loong Textile Manufacturing	125,000	317
* Shining Building Business Co. Ltd.	947,463	316
Asia Vital Components Co. Ltd.	397,337	314
Lotes Co. Ltd.	97,000	313
* TWi Pharmaceuticals Inc.	98,000	312
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	121,000	312
TYC Brother Industrial Co. Ltd.	272,710	312
Darwin Precisions Corp.	756,000	309
Kuoyang Construction Co. Ltd.	801,648	309
* Li Peng Enterprise Co. Ltd.	1,120,915	306
Global Unichip Corp.	119,649	306
Topkey Corp.	91,000	305
Huang Hsiang Construction Corp.	248,051	305
CyberTAN Technology Inc.	497,571	304
Lite-On Semiconductor Corp.	325,977	304
* CMC Magnetics Corp.	2,662,369	302
MIN AIK Technology Co. Ltd.	274,987	299
D-Link Corp.	896,406	298
Pan Jit International Inc.	552,000	298
Gemtek Technology Corp.	379,115	296
Soft-World International Corp.	145,520	295
Brogent Technologies Inc.	40,606	292
Kindom Construction Corp.	461,000	288
Holy Stone Enterprise Co. Ltd.	273,670	283
Ability Enterprise Co. Ltd.	518,099	281
Taiflex Scientific Co. Ltd.	232,594	276
Zinwell Corp.	273,099	276
Lextar Electronics Corp.	625,000	275
Career Technology MFG. Co. Ltd.	477,126	270
Hung Poo Real Estate Development Corp.	325,195	267
Rich Development Co. Ltd.	1,031,000	264
Alpha Networks Inc.	413,827	263
CSBC Corp. Taiwan	591,808	262
Sincere Navigation Corp.	390,000	261
Nien Hsing Textile Co. Ltd.	330,083	259
L&K Engineering Co. Ltd.	230,000	258
Chun Yuan Steel	655,676	250
Altek Corp.	321,250	250
* Wafer Works Corp.	549,710	250
Tong-Tai Machine & Tool Co. Ltd.	358,429	247
Hsin Kuang Steel Co. Ltd.	339,569	245
Sunplus Technology Co. Ltd.	671,000	243
Unitech Printed Circuit Board Corp.	803,738	241
* Lotus Pharmaceutical Co. Ltd.	123,000	241
Dynapack International Technology Corp.	201,299	237
* Etron Technology Inc.	590,947	234
* Unizyx Holding Corp.	500,000	233
Johnson Health Tech Co. Ltd.	159,283	231
* Ichia Technologies Inc.	446,000	231
Quanta Storage Inc.	231,000	230
* HannsTouch Solution Inc.	690,731	229
* Taiwan Liposome Co. Ltd.	60,000	229

Elitegroup Computer Systems Co. Ltd.	376,647	226
Vivotek Inc.	86,622	225
Weltrend Semiconductor	304,200	223
* Swancor Holding Co. Ltd.	95,000	221
* King's Town Construction Co. Ltd.	311,826	220
China Chemical & Pharmaceutical Co. Ltd.	379,000	219
Darfon Electronics Corp.	338,000	217
Jess-Link Products Co. Ltd.	226,800	217
* Green Energy Technology Inc.	394,746	216
Global Mixed Mode Technology Inc.	98,199	216
Infortrend Technology Inc.	420,885	214
Sonix Technology Co. Ltd.	208,000	213
Taiwan Fire & Marine Insurance Co. Ltd.	350,840	212
Kuo Toong International Co. Ltd.	330,557	210
* Solartech Energy Corp.	437,414	210
Sheng Yu Steel Co. Ltd.	182,000	205
Microlife Corp.	82,500	200
* AGV Products Corp.	848,424	200
Chimei Materials Technology Corp.	455,000	199
Lingsen Precision Industries Ltd.	529,000	199
WUS Printed Circuit Co. Ltd.	344,000	197
* Gold Circuit Electronics Ltd.	586,280	196
CHC Healthcare Group	145,727	196
* E-Ton Solar Tech Co. Ltd.	612,603	192
* ALI Corp.	362,358	191
KEE TAI Properties Co. Ltd.	647,740	190
Bank of Kaohsiung Co. Ltd.	639,490	189
Concord Securities Co. Ltd.	925,324	186
Chung Hwa Pulp Corp.	586,135	185
Jentech Precision Industrial Co. Ltd.	111,698	176
Tyntek Corp.	448,250	174
Cyberlink Corp.	77,076	173
ITE Technology Inc.	182,418	173
Taiyen Biotech Co. Ltd.	178,877	170
Unity Opto Technology Co. Ltd.	401,000	168
* Silicon Integrated Systems Corp.	739,945	161
Globe Union Industrial Corp.	310,675	160
* G Tech Optoelectronics Corp.	251,168	157
* Global Brands Manufacture Ltd.	402,045	154
FSP Technology Inc.	195,428	149
* Champion Building Materials Co. Ltd.	658,000	148
* China Electric Manufacturing Corp.	594,000	146
Tsann Kuen Enterprise Co. Ltd.	159,295	145
Advanced International Multitech Co. Ltd.	156,000	130
* Ta Ya Electric Wire & Cable	694,440	127
GeoVision Inc.	90,745	125
ENG Electric Co. Ltd.	218,004	119
* Phihong Technology Co. Ltd.	327,618	117
Sunrex Technology Corp.	198,905	116
Chinese Maritime Transport Ltd.	129,350	116
* Dynamic Electronics Co. Ltd.	400,468	113
ACES Electronic Co. Ltd.	128,000	102
* Shih Wei Navigation Co. Ltd.	341,784	100
* LES Enphants Co. Ltd.	261,059	91
Young Optics Inc.	99,000	88
XPEC Entertainment Inc.	125,457	53
Ambassador Hotel	10,469	8

*	Gintech Energy Corp Rights Exp. 02/15/2017	69,044	8
*	Phihong Technology Co. Ltd Rights Exp. 03/01/2017	56,630	2
			220,688
Thailand (1.6%)
*	KCE Electronics PCL	726,600	2,251
*	Digital Telecommunications Infrastructure Fund	5,028,000	2,071
*	Bangchak Petroleum PCL	1,977,600	1,980
*	Group Lease PCL	1,141,500	1,922
*	BTS Rail Mass Transit Growth Infrastructure Fund	5,050,176	1,678
*	Jasmine Broadband Internet Infrastructure Fund	4,352,200	1,496
*	CH Karnchang PCL	1,777,600	1,452
*	Robinson Department Store PCL	763,200	1,256
*	TPI Polene PCL	18,410,000	1,245
*	Bangkok Land PCL	22,328,400	1,205
	Thanachart Capital PCL NVDR	871,600	1,176
*	Thanachart Capital PCL	713,920	963
*	Siam Global House PCL	1,825,049	959
*	Kiatnakin Bank PCL (Local)	578,000	936
*	Krungthai Card PCL	228,500	912
*	Major Cineplex Group PCL	993,544	911
*	Tisco Financial Group PCL	489,300	848
*	Muangthai Leasing PCL	1,025,500	823
*	Srisawad Power 1979 PCL	701,507	822
*	Superblock PCL	19,844,900	817
*	Carabao Group PCL	377,900	808
*	Jasmine International PCL	3,211,688	803
*,2	Star Petroleum Refining PCL	2,279,000	803
^	Central Plaza Hotel PCL NVDR	755,400	800
*	Sri Trang Agro-Industry PCL	1,122,300	790
*	Sansiri PCL (Local)	14,591,800	775
*	Global Power Synergy Co. Ltd.	758,700	771
*	Tisco Financial Group PCL	436,950	757
*	Thai Vegetable Oil PCL	647,800	755
^	Supalai PCL NVDR	1,088,100	748
*	Hana Microelectronics PCL	605,036	731
*	Bangkok Chain Hospital PCL (Local)	1,726,548	726
*	Vibhavadi Medical Center PCL	7,605,000	691
*	Chularat Hospital PCL	8,350,860	688
*	Quality Houses PCL (Local)	9,158,233	687
*	Bangkok Airways PCL	1,079,300	674
^	Sino-Thai Engineering & Construction PCL NVDR	942,800	659
*	Tipco Asphalt PCL	990,700	650
*	Univentures PCL (Local)	2,482,288	648
	Kiatnakin Bank PCL (Foreign)	389,200	630
*	Dynasty Ceramic PCL	4,836,500	618
*	Thaicom PCL	969,540	609
*	PTG Energy PCL	754,807	600
*	Gunkul Engineering PCL	3,868,560	588
*	Esso Thailand PCL	1,741,000	569
	Central Plaza Hotel PCL	526,790	558
	AP Thailand PCL	2,596,200	545
*,^	Italian-Thai Development PCL	3,789,900	538
	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	530
^	Bangkok Expressway & Metro PCL	2,581,033	518
*	Amata Corp. PCL	1,193,600	515
*	Unique Engineering & Construction PCL	899,200	496
^	VGI Global Media PCL - NVDR	3,253,600	490

*	CK Power PCL	5,013,500	479
*	U City PCL	543,102,375	463
*	Supalai PCL	662,800	456
*	IMPACT Growth REIT	1,067,400	449
*	Pruksa Real Estate PCL (Local)	701,890	418
*	GFPT PCL	952,800	400
	momo.com Inc.	66,000	398
^	Thoresen Thai Agencies PCL (Foreign)	1,399,625	390
^	Hana Microelectronics PCL (Foreign)	307,510	371
*	TICON Industrial Connection PCL	777,700	367
	TTW PCL	1,201,300	365
*	Inter Far East Energy Corp.	3,992,800	351
*	SPCG PCL	544,700	328
*,^	WHA Corp. PCL	3,527,247	321
	Tisco Financial Group PCL (Foreign)	172,150	298
*	Cal-Comp Electronics Thailand PCL	3,344,016	268
*	Samart Corp. PCL	548,021	257
*,^	LPN Development PCL	742,500	253
*	LPN Development PCL	685,211	234
*	Thoresen Thai Agencies PCL (Local)	790,544	220
*	Italian-Thai Development PCL (Local)	1,524,308	217
	Pruksa Real Estate PCL (Foreign)	361,400	215
*	WHA Corp. PCL	2,187,000	199
	VGI Global Media PCL (Foreign)	1,311,288	197
*	Italian-Thai Development PCL (Foreign)	1,360,202	193
*	Group Lease PCL	111,522	188
	Asian Property Development PCL (Foreign)	861,256	181
	TTW PCL	529,400	161
	Quality Houses PCL (Foreign)	2,133,757	160
*	Precious Shipping PCL	539,500	152
^	TTW PCL	490,400	149
	Maybank Kim Eng Securities Thailand PCL	197,500	128
*	Sino-Thai Engineering & Construction PCL	180,716	126
	Samart Corp. PCL (Foreign)	243,200	114
*,^	Precious Shipping PCL	403,800	114
	Sansiri PCL (Foreign)	1,403,050	74
*	TPI Polene PCL Rights	105,008	39
*,^	Group Lease PCL	12,978	22
*	BTS Group Hldgs Warrants Exp. 11/01/2018	976,408	18
*	VGI Global Media PCL	104,424	16
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	15
*	WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	13
*	Thoresen Thai Agencies PCL Exp. 02/28/2019	166,980	7
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,301	7
*	VGI Global Media PCL Warrants Exp. 08/01/2018	448,000	5
*	Sansiri PLC Foreign Warrants Exp. 11/24/2017	1,403,050	5
*	Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,387	4
*	VGI Global Media PCL NVDR Warrants Exp. 08/01/2018	342,800	4
*	G J Steel PCL Warrants Exp. 01/30/2020	1,627,035	2
*	Samart Corp. PCL Warrants Exp. 02/11/2018	106,504	2
*	Precious Shipping PCL Warrants	23,790	—
			57,304
Turkey (0.3%)
	Soda Sanayii AS	463,770	726
*	Aksa Enerji Uretim AS Class B	567,401	450
	Otokar Otomotiv Ve Savunma Sanayi A.S.	11,247	402
	Tekfen Holding AS	195,763	391

Trakya Cam Sanayii AS	449,887	369
Cimsa Cimento Sanayi VE Ticaret AS	76,953	362
Dogus Otomotiv Servis ve Ticaret AS	121,980	288
* Afyon Cimento Sanayi TAS	118,549	286
* Dogan Sirketler Grubu Holding AS	1,280,370	285
Aksa Akrilik Kimya Sanayii AS	100,677	281
Torunlar Gayrimenkul Yatirim Ortakligi AS	233,382	264
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	802,024	264
Is Gayrimenkul Yatirim Ortakligi AS	578,216	238
Tat Gida Sanayi AS	118,222	231
Bizim Toptan Satis Magazalari AS	73,242	230
* Pegasus Hava Tasimaciligi AS	54,111	227
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	177,773	221
AvivaSA Emeklilik ve Hayat AS	36,150	210
* Koza Anadolu Metal Madencilik Isletmeleri AS	385,242	209
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	238,256	205
* Vestel Elektronik Sanayi ve Ticaret AS	116,634	201
Alarko Holding AS	149,672	183
* Anadolu Cam Sanayii AS	221,504	182
EGE Endustri VE Ticaret AS	2,498	179
* Sekerbank TAS	561,008	177
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	8,728	174
Gubre Fabrikalari TAS	134,487	173
* NET Holding AS	226,687	165
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	367,602	145
Anadolu Hayat Emeklilik AS	97,834	140
Albaraka Turk Katilim Bankasi AS	421,768	136
Konya Cimento Sanayii AS	1,789	130
* Aksigorta AS	183,387	128
* Vakif Gayrimenkul Yatirim Ortakligi AS	187,104	125
* Bagfas Bandirma Gubre Fabrikalari AS	41,841	120
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	64,254	113
Adana Cimento Sanayii TAS Class A	59,980	112
* Zorlu Enerji Elektrik Uretim AS	340,134	105
* Ihlas Holding AS	882,551	84
* Akenerji Elektrik Uretim AS	356,907	81
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	140,292	75
Turcas Petrol AS	139,059	57
* Zorlu Enerji Elektrik Uretim AS Rights Exp. 02/13/2017	340,134	23
* Asya Katilim Bankasi AS	975,452	—
		9,147
United Arab Emirates (0.1%)
Amanat Holdings PJSC	2,732,672	856
* Eshraq Properties Co. PJSC	1,825,303	585
* Amlak Finance PJSC	1,534,868	535
RAK Properties PJSC	1,481,443	319
National Central Cooling Co. PJSC	547,016	277
* Drake & Scull International PJSC	1,175,278	171
Aramex PJSC	63,513	76
		2,819
United Kingdom (11.7%)
Melrose Industries plc	3,126,417	7,697
RPC Group plc	547,334	7,391
Spirax-Sarco Engineering plc	120,299	6,534
Phoenix Group Holdings	655,204	6,220
Hiscox Ltd.	469,618	6,077

	BBA Aviation plc	1,721,908	6,073
	Spectris plc	197,774	6,018
	UBM plc	646,628	5,746
*,^	Tullow Oil plc	1,524,852	5,682
	TP ICAP plc	901,885	5,276
*	Metro Bank plc	123,193	5,178
	Rotork plc	1,453,817	4,684
	Hays plc	2,412,453	4,642
	Close Brothers Group plc	250,685	4,585
	Electrocomponents plc	748,964	4,580
	Indivior plc	1,210,522	4,521
	Great Portland Estates plc	575,146	4,501
	Beazley plc	878,081	4,492
	Greene King plc	514,363	4,420
	Shaftesbury plc	395,644	4,369
	B&M European Value Retail SA	1,146,493	4,344
	Man Group plc	2,558,537	4,296
*	BTG plc	635,458	4,282
	Intermediate Capital Group plc	489,360	4,273
	Playtech plc	408,870	4,272
	IG Group Holdings plc	599,279	4,029
	SSP Group plc	802,282	3,946
*	Paysafe Group plc	802,775	3,870
	Domino's Pizza Group plc	836,509	3,821
	WH Smith plc	182,687	3,756
	Balfour Beatty plc	1,144,757	3,736
	Moneysupermarket.com Group plc	895,284	3,718
	Amec Foster Wheeler plc	657,565	3,676
	GVC Holdings plc	477,606	3,645
	Centamin plc	1,841,315	3,641
	Jupiter Fund Management plc	702,895	3,564
	Greencore Group plc	1,188,507	3,538
*	IWG plc	1,104,143	3,478
*	Serco Group plc	1,877,337	3,410
	UDG Healthcare plc	416,871	3,372
	Victrex plc	140,648	3,370
	Britvic plc	426,664	3,364
	HomeServe plc	439,809	3,315
	QinetiQ Group plc	985,648	3,278
	WS Atkins plc	171,202	3,157
	AA plc	1,023,021	3,147
	Tritax Big Box REIT plc	1,801,311	3,138
	National Express Group plc	720,365	3,073
	Drax Group plc	654,688	3,057
	Berendsen plc	287,757	3,021
	Pagegroup plc	534,939	2,914
	Lancashire Holdings Ltd.	340,562	2,908
	Dechra Pharmaceuticals plc	157,969	2,898
	JD Sports Fashion plc	646,050	2,830
	Ultra Electronics Holdings plc	121,405	2,826
	UNITE Group plc	380,607	2,809
	Bodycote plc	332,683	2,799
	Kier Group plc	160,248	2,787
	Grafton Group plc	375,086	2,765
	Crest Nicholson Holdings plc	426,663	2,726
	Elementis plc	804,657	2,720
*	KAZ Minerals plc	457,104	2,712

*	Firstgroup plc	2,061,725	2,703
*	Cairn Energy plc	928,326	2,658
	AVEVA Group plc	110,285	2,652
	Cineworld Group plc	339,109	2,625
	Dignity plc	83,813	2,581
*	Thomas Cook Group plc	2,314,727	2,544
	Galliford Try plc	145,216	2,472
	Synthomer plc	432,392	2,458
	Bovis Homes Group plc	235,178	2,448
	NMC Health plc	117,149	2,421
	Ladbrokes Coral Group plc	1,581,193	2,381
*,^	Ocado Group plc	754,102	2,368
*	Evraz plc	839,490	2,361
	Diploma plc	181,822	2,324
	Essentra plc	447,652	2,311
	Paragon Group of Cos. plc	452,592	2,305
	Renishaw plc	63,412	2,276
	Big Yellow Group plc	248,273	2,146
	Vesuvius plc	357,270	2,129
	Genus plc	97,893	2,114
^	Carillion plc	750,067	2,039
	Savills plc	208,553	2,038
	Fidessa Group plc	69,821	2,027
	Greggs plc	162,832	1,998
	Kennedy Wilson Europe Real Estate plc	165,111	1,974
	Grainger plc	657,630	1,972
	Redrow plc	351,313	1,966
2	John Laing Group plc	588,229	1,954
	Go-Ahead Group plc	68,668	1,944
	BGEO Group plc	51,124	1,903
	Vedanta Resources plc	138,220	1,827
	Stagecoach Group plc	690,013	1,822
	Workspace Group plc	188,451	1,793
*	Vectura Group plc	1,083,296	1,776
2	Spire Healthcare Group plc	449,374	1,774
	LondonMetric Property plc	939,204	1,745
	Brewin Dolphin Holdings plc	435,775	1,718
	Assura plc	2,624,931	1,714
	Morgan Advanced Materials plc	447,737	1,701
2	Zoopla Property Group plc	368,084	1,700
	Dairy Crest Group plc	225,647	1,690
*	SVG Capital plc	185,209	1,657
	Hansteen Holdings plc	1,195,901	1,655
	Senior plc	651,252	1,625
	Ted Baker plc	45,309	1,622
	Hunting plc	229,085	1,609
	Virgin Money Holdings UK plc	406,234	1,594
*,2	Wizz Air Holdings plc	70,202	1,576
*	Petra Diamonds Ltd.	822,191	1,570
	Safestore Holdings plc	331,348	1,547
	Entertainment One Ltd.	526,797	1,531
	Marston's plc	919,324	1,527
	SuperGroup plc	80,773	1,526
	J D Wetherspoon plc	128,886	1,521
	Pets at Home Group plc	585,682	1,474
	Telecom Plus plc	95,709	1,467
	Halfords Group plc	318,955	1,456

F&C Commercial Property Trust Ltd.	846,561	1,447
^ Mitie Group plc	560,409	1,418
2 Hastings Group Holdings plc	496,188	1,404
Dunelm Group plc	158,893	1,362
Northgate plc	212,673	1,361
* Enterprise Inns plc	799,277	1,332
Polypipe Group plc	309,999	1,320
Acacia Mining plc	242,982	1,318
2 Sophos Group plc	380,092	1,314
Debenhams plc	1,968,677	1,303
* Ophir Energy plc	1,092,195	1,292
Fenner plc	324,784	1,285
Mitchells & Butlers plc	376,503	1,265
Chesnara plc	273,703	1,240
PZ Cussons plc	316,086	1,213
Shanks Group plc	1,008,496	1,203
De La Rue plc	161,738	1,202
* Imagination Technologies Group plc	399,794	1,201
SIG plc	920,274	1,190
Restaurant Group plc	320,108	1,183
Hochschild Mining plc	377,819	1,178
Card Factory plc	373,816	1,175
Keller Group plc	114,036	1,168
esure Group plc	453,788	1,149
St. Modwen Properties plc	282,358	1,131
UK Commercial Property Trust Ltd.	1,068,249	1,129
* Chemring Group plc	453,438	1,096
Computacenter plc	109,270	1,091
* Allied Minds plc	215,345	1,081
RPS Group plc	346,468	994
NCC Group plc	416,248	970
Interserve plc	236,005	961
Redefine International PLC	1,953,186	959
2 McCarthy & Stone plc	464,119	958
Picton Property Income Ltd.	909,352	914
KCOM Group plc	810,310	912
Laird plc	433,202	905
2 Countryside Properties plc	304,993	898
2 Ibstock plc	373,391	878
* Premier Oil plc	817,852	868
* Aldermore Group plc	300,265	827
Lookers plc	515,003	810
International Personal Finance plc	362,861	799
888 Holdings plc	282,878	799
ITE Group plc	398,954	786
* Nostrum Oil & Gas plc	128,526	765
Oxford Instruments plc	85,135	759
* Lonmin plc	451,356	725
Rank Group plc	280,466	703
N Brown Group plc	244,995	676
Soco International plc	348,410	674
OneSavings Bank plc	153,558	655
Xaar plc	127,631	641
Schroder REIT Ltd.	836,158	597
* Premier Foods plc	1,185,820	593
Helical plc	159,572	591
Daejan Holdings plc	7,393	589

*,2	Shawbrook Group plc			182,722	575
	Devro plc			272,376	565
*	AO World plc			274,437	553
	Countrywide plc			246,099	546
	Foxtons Group plc			419,707	514
*	Lamprell plc			420,701	485
*	Gocompare.Com Group plc			436,078	468
	Cape plc			186,932	425
*	Mothercare plc			238,962	342
*,^	Genel Energy plc			283,444	238
2	CMC Markets plc			156,897	219
*,^	Afren plc			1,404,272	32
					426,495
Total Common Stocks (Cost $3,601,437)					3,593,257
		Coupon
Temporary Cash Investments (8.5%)1
Money Market Fund (8.4%)
4,5	Vanguard Market Liquidity Fund	0.856%		3,061,896	306,220

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.602%	5/18/17	600	599
6	United States Treasury Bill	0.607%	5/25/17	2,800	2,796
					3,395
Total Temporary Cash Investments (Cost $309,591)					309,615
Total Investments (107.4%) (Cost $3,911,028)					3,902,872
Other Assets and Liabilities-Net (-7.4%)5					(268,923)
Net Assets (100%)					3,633,949

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $253,914,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 7.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $88,252,000, representing 2.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $278,955,000 of collateral received for securities on loan.
6 Securities with a value of $2,370,000 have been segregated as initial margin for open futures contracts.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	541,034	51,107	1
Common Stocks—Other	4,870	2,989,492	6,753
Temporary Cash Investments	306,220	3,395	—
Futures Contracts—Assets[1]	87	—	—
Futures Contracts—Liabilities[1]	(148)	—	—
Forward Currency Contracts—Assets	—	429	—
Forward Currency Contracts—Liabilities	—	(273)	—
Total	852,063	3,044,150	6,754

1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
MSCI Emerging Markets Index	March 2017	251	11,485	639
Dow Jones EURO STOXX 50 Index	March 2017	326	11,394	(66)
E-mini Russell 2000 Index	March 2017	145	9,856	(47)
Topix Index	March 2017	38	5,121	65
				591

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index, Dow Jones EURO STOXX 50 Index, and E-mini Russell 2000 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	3/22/17	EUR	5,681	USD	5,988	158
Barclays Bank plc	3/14/17	JPY	593,300	USD	5,210	52
The Toronto-Dominion Bank	3/14/17	JPY	546,341	USD	4,819	27
BNP Paribas	3/22/17	EUR	3,025	USD	3,232	40
JPMorgan Chase Bank, N.A.	3/22/17	EUR	3,013	USD	3,222	37
UBS AG	3/22/17	EUR	1,308	USD	1,366	49
Goldman Sachs International	3/14/17	JPY	154,150	USD	1,314	53
Bank of America, N.A.	3/14/17	JPY	132,971	USD	1,172	7
Bank of America, N.A.	3/22/17	EUR	492	USD	528	5
Citibank, N.A.	3/14/17	JPY	30,240	USD	267	1
Goldman Sachs International	3/14/17	USD	6,672	JPY	771,000	(166)
Goldman Sachs International	3/22/17	USD	3,046	EUR	2,915	(107)
						156

EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

E. At January 31, 2017, the cost of investment securities for tax purposes was $3,935,954,000. Net unrealized depreciation of investment securities for tax purposes was $33,082,000, consisting of unrealized gains of $473,588,000 on securities that had risen in value since their purchase and $506,670,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global ex-U.S. Real Estate Index Fund

Schedule of Investments

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Australia (10.1%)
Scentre Group	21,637,651	72,203
Westfield Corp.	7,766,619	51,775
Goodman Group	6,471,551	33,984
Stockland	9,767,744	32,233
Vicinity Centres	13,268,033	28,790
Dexus Property Group	3,906,087	26,609
GPT Group	7,310,271	25,960
LendLease Group	2,343,177	25,056
Mirvac Group	15,061,711	23,201
Investa Office Fund	2,463,937	8,408
Charter Hall Group	1,676,024	5,976
Shopping Centres Australasia Property Group	2,895,526	4,765
Charter Hall Retail REIT	1,337,318	4,289
BWP Trust	1,925,173	4,265
Aveo Group	1,723,105	4,168
Cromwell Property Group	5,186,544	3,836
^ Viva Energy REIT	1,701,538	2,903
Abacus Property Group	1,114,349	2,375
ALE Property Group	710,061	2,343
National Storage REIT	1,925,554	2,110
^ Charter Hall Long Wale REIT	711,428	2,077
^ Growthpoint Properties Australia Ltd.	834,866	1,963
Gateway Lifestyle	1,156,978	1,781
Folkestone Education Trust	863,626	1,631
Propertylink Group	2,561,536	1,488
Ingenia Communities Group	747,302	1,479
Arena REIT	977,738	1,387
GDI Property Group	1,833,345	1,384
^ Hotel Property Investments	609,565	1,295
Peet Ltd.	1,642,282	1,289
Astro Japan Property Group	237,527	1,135
* Servcorp Ltd.	213,819	1,022
Cedar Woods Properties Ltd.	239,025	976
^ Generation Healthcare REIT	642,896	966
Industria REIT	551,046	857
Villa World Ltd.	445,117	820
Sunland Group Ltd.	578,453	734
^ 360 Capital Group Ltd.	809,216	552
Aspen Group	450,583	359
* Centuria Urban REIT	193,307	320
		388,764
Austria (0.8%)
BUWOG AG	286,950	6,847
^ IMMOFINANZ AG	3,564,520	6,546
CA Immobilien Anlagen AG	297,013	5,852
^ Conwert Immobilien Invest SE	322,990	5,658
Atrium European Real Estate Ltd.	684,458	2,874
S IMMO AG	222,716	2,585

*	UBM Development AG	16,427	559
			30,921
Belgium (0.8%)
	Cofinimmo SA	81,327	9,132
	Warehouses De Pauw CVA	63,649	5,781
	Befimmo SA	91,222	5,003
	Aedifica SA	56,878	4,323
	Retail Estates NV	25,497	2,049
	Intervest Offices & Warehouses NV	54,250	1,361
*	Montea SCA	26,838	1,280
	Wereldhave Belgium NV	8,750	953
	Xior Student Housing NV	15,258	601
			30,483
Brazil (0.7%)
*	BR Malls Participacoes SA	2,259,314	10,514
	Multiplan Empreendimentos Imobiliarios SA	523,300	10,372
	Iguatemi Empresa de Shopping Centers SA	351,186	3,323
	Aliansce Shopping Centers SA	301,637	1,431
*	BR Properties SA	393,353	995
	Sonae Sierra Brasil SA	94,865	557
	Helbor Empreendimentos SA	442,200	349
*	Multiplan Empreendimentos Imobiliarios Rights Exp. 02/13/2017	28,443	40
			27,581
Canada (2.7%)
	RioCan REIT	646,788	12,928
^	H&R REIT	569,182	9,868
	First Capital Realty Inc.	561,886	8,938
^	Canadian Apartment Properties REIT	267,903	6,531
^	Smart REIT	257,285	6,331
^	Canadian REIT	145,517	5,291
	Allied Properties REIT	171,337	4,464
	Cominar REIT	358,842	4,023
^	Tricon Capital Group Inc.	455,400	3,395
^	Boardwalk REIT	93,268	3,382
	Granite REIT	95,526	3,258
^	Dream Office REIT	218,563	3,227
^	Artis REIT	300,113	2,823
	Morguard Corp.	20,930	2,784
	Milestone Apartments REIT	166,425	2,686
	Pure Industrial Real Estate Trust	481,384	2,105
^	Choice Properties REIT	177,946	1,893
^	Dream Global REIT	251,361	1,841
^	Crombie REIT	175,809	1,820
^	Northview Apartment REIT	98,006	1,563
^	CT REIT	129,973	1,467
	Morguard REIT	107,160	1,240
^,* DREAM Unlimited Corp. Class A		224,773	1,166
^	NorthWest Healthcare Properties REIT	149,579	1,149
	Killam Apartment REIT	121,342	1,132
^	Brookfield Canada Office Properties	46,417	1,108
^	InterRent REIT	150,116	857
^	Dream Industrial REIT	123,373	811
	Plaza Retail REIT	200,896	792
	Morguard North American Residential REIT	67,742	727
	Slate Retail REIT	66,202	718
	Slate Office REIT	87,715	532

	Agellan Commercial REIT	60,146	523
	OneREIT	164,483	461
*	Mainstreet Equity Corp.	7,300	187
			102,021
Chile (0.2%)
	Parque Arauco SA	2,627,641	6,353

China (7.6%)
	China Overseas Land & Investment Ltd.	17,359,710	50,976
	China Resources Land Ltd.	11,006,446	27,225
	Country Garden Holdings Co. Ltd.	32,050,163	18,378
	China Vanke Co. Ltd.	5,416,454	13,740
	Fullshare Holdings Ltd.	27,766,135	11,698
^,* China Evergrande Group		14,425,921	10,049
	Longfor Properties Co. Ltd.	4,959,208	7,140
^	Sunac China Holdings Ltd.	7,400,378	6,574
	Shimao Property Holdings Ltd.	4,750,164	6,364
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,915,077	5,642
*	China Logistics Property Holdings Co. Ltd.	7,997,000	5,536
	Future Land Holdings Co. Ltd. Class A	2,878,159	5,380
	Guangzhou R&F Properties Co. Ltd.	4,110,209	5,272
	Sino-Ocean Group Holding Ltd.	12,195,329	5,252
	China Jinmao Holdings Group Ltd.	17,002,054	4,991
	Shenzhen Investment Ltd.	12,140,201	4,936
^,* Goldin Properties Holdings Ltd.		5,123,340	4,507
*	Zall Group Ltd.	6,863,574	4,463
^,2 Red Star Macalline Group Corp. Ltd.		4,314,400	4,329
	SOHO China Ltd.	7,577,045	3,833
	Yuexiu Property Co. Ltd.	25,189,094	3,684
^	Agile Group Holdings Ltd.	5,949,409	3,177
	KWG Property Holding Ltd.	5,510,158	3,166
^,* Poly Property Group Co. Ltd.		7,853,048	3,054
	CIFI Holdings Group Co. Ltd.	10,856,000	3,052
	Shui On Land Ltd.	13,987,038	2,947
^,* Carnival Group International Holdings Ltd.		22,750,514	2,870
^	China South City Holdings Ltd.	12,902,111	2,764
	Yuexiu REIT	4,358,516	2,395
	Hopson Development Holdings Ltd.	2,582,710	2,272
	K Wah International Holdings Ltd.	4,478,338	2,237
	Logan Property Holdings Co. Ltd.	5,161,984	2,093
*	Greentown China Holdings Ltd.	2,426,314	1,994
^,* China Oceanwide Holdings Ltd.		19,156,000	1,969
	China SCE Property Holdings Ltd.	6,024,766	1,928
	Powerlong Real Estate Holdings Ltd.	5,948,139	1,752
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,180,155	1,687
^,* Renhe Commercial Holdings Co. Ltd.		66,390,484	1,687
	Yuzhou Properties Co. Ltd.	4,897,000	1,605

^,*,2 Redco Properties Group Ltd.		3,634,000	1,546
	C C Land Holdings Ltd.	5,003,000	1,516
	Shanghai Industrial Urban Development Group Ltd.	5,582,799	1,461
^	Future Land Development Holdings Ltd.	6,458,000	1,448
^	LVGEM China Real Estate Investment Co. Ltd.	4,804,000	1,396
^	Spring REIT	3,241,000	1,310
	Beijing Capital Land Ltd.	3,277,034	1,295
	Tian An China Investment Co. Ltd.	2,212,761	1,279
^	China Aoyuan Property Group Ltd.	5,526,000	1,249

	Gemdale Properties & Investment Corp. Ltd.	18,654,000	1,171
2	Sunshine 100 China Holdings Ltd.	3,040,000	1,144
^,* China Overseas Grand Oceans Group Ltd.		3,424,386	1,141
^,* Ronshine China Holdings Ltd.		1,373,500	1,129
*	China Electronics Optics Valley Union Holding Co. Ltd.	10,552,000	1,124
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,015,000	1,111
*	Glorious Property Holdings Ltd.	10,877,036	1,034
*	Mingfa Group International Co. Ltd.	4,231,908	1,031
	Times Property Holdings Ltd.	1,966,000	1,019
*	Beijing Enterprises Medical & Health Group Ltd.	17,910,000	978
	Beijing North Star Co. Ltd.	3,006,000	949
	Road King Infrastructure Ltd.	1,074,000	925
	Guorui Properties Ltd.	2,593,000	884
*	Sinolink Worldwide Holdings Ltd.	6,878,643	830
2	China Vast Industrial Urban Development Co. Ltd.	2,017,000	800
	Xinyuan Real Estate Co. Ltd. ADR	147,478	795
	Fantasia Holdings Group Co. Ltd.	6,352,443	782
^,* Greenland Hong Kong Holdings Ltd.		3,409,000	757
*	EverChina International Holdings Co. Ltd.	18,479,331	747
	China Merchants Land Ltd.	5,230,000	738
	Nam Tai Property Inc.	97,466	721
^,* Crown International Corp. Ltd.		3,270,000	637
	Central China Real Estate Ltd.	2,792,000	621
^,* Ping An Securities Group Holdings Ltd.		53,420,000	616
*	Shanghai Huili Building Materials Co. Ltd. Class B	363,700	583
*	SRE Group Ltd.	21,628,000	543
*	Greattown Holdings Ltd. Class B	693,993	537
*	China New City Commercial Development Ltd.	1,796,000	466
*	China Minsheng Drawin Technology Group Ltd.	13,640,000	456
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	674,262	438
*	Guangdong Land Holdings Ltd.	1,780,000	435
*	Wuzhou International Holdings Ltd.	4,246,000	426
*	Beijing Properties Holdings Ltd.	7,442,000	354
^	Hydoo International Holding Ltd.	4,020,000	340
^,* Shanghai Zendai Property Ltd.		21,210,000	337
			291,717
Denmark (0.0%)
^,* TK Development A/S		255,296	359

Egypt (0.2%)
	Talaat Moustafa Group	4,424,860	1,987
*	Medinet Nasr Housing	1,033,284	1,059
	Palm Hills Developments SAE	5,065,285	767
	Heliopolis Housing	489,096	756
*	Six of October Development & Investment	836,073	556
*	Emaar Misr for Development SAE	2,888,419	387
			5,512
Finland (0.2%)
	Sponda Oyj	861,108	3,914
	Citycon Oyj	1,515,636	3,767
	Technopolis Oyj	499,114	1,659
			9,340
France (5.0%)
	Unibail-Rodamco SE	403,626	93,017
	Klepierre	843,188	32,019
	Gecina SA	163,933	21,140

	Fonciere Des Regions	232,171	19,353
	ICADE	183,416	13,003
	Nexity SA	154,189	7,573
	Mercialys SA	224,577	4,396
	Altarea SCA	10,593	2,003
	Fonciere des Murs SCA	8,417	240
	ANF Immobilier	1,696	38
			192,782
Germany (4.6%)
	Vonovia SE	1,893,780	62,046
	Deutsche Wohnen AG	1,365,993	44,556
	LEG Immobilien AG	256,313	20,160
	TAG Immobilien AG	588,755	7,960
	Grand City Properties SA	423,535	7,734
	Deutsche EuroShop AG	180,040	7,484
	alstria office REIT-AG	416,085	5,205
	TLG Immobilien AG	255,090	4,848
2	ADO Properties SA	127,493	4,551
	Hamborner REIT AG	321,661	3,111
*	PATRIZIA Immobilien AG	163,560	2,632
	VIB Vermoegen AG	107,732	2,164
	DIC Asset AG	196,308	1,942
^,* WCM Beteiligungs & Grundbesitz-AG		488,155	1,455
^,* ADLER Real Estate AG		99,289	1,454
			177,302
Greece (0.1%)
	Grivalia Properties REIC AE	155,607	1,331
*	LAMDA Development SA	160,355	738
			2,069
Hong Kong (12.8%)
	Sun Hung Kai Properties Ltd.	6,484,441	89,233
	Cheung Kong Property Holdings Ltd.	11,251,375	73,954
	Link REIT	9,107,089	62,234
	Wharf Holdings Ltd.	5,057,000	37,919
	Hongkong Land Holdings Ltd.	4,805,212	32,453
	Henderson Land Development Co. Ltd.	5,059,320	27,927
	New World Development Co. Ltd.	22,766,000	26,267
	Hang Lung Properties Ltd.	8,430,932	20,749
	Sino Land Co. Ltd.	12,300,605	20,325
	Wheelock & Co. Ltd.	3,223,652	19,593
	Hang Lung Group Ltd.	3,467,103	13,297
	Swire Properties Ltd.	4,269,800	12,014
	Hysan Development Co. Ltd.	2,501,655	11,401
	Kerry Properties Ltd.	2,429,332	6,875
	Champion REIT	8,653,512	4,674
	Great Eagle Holdings Ltd.	976,697	4,442
^	Chinese Estates Holdings Ltd.	1,963,452	3,090
*	Wang On Properties Ltd.	16,680,000	2,483
	Sunlight REIT	4,046,400	2,445
	SEA Holdings Ltd.	880,000	2,094
	Prosperity REIT	4,788,649	1,941
	Joy City Property Ltd.	14,287,235	1,834
	Far East Consortium International Ltd.	4,119,000	1,785
*	HKR International Ltd.	2,753,282	1,383
^	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	2,930,000	1,211
	Yida China Holdings Ltd.	4,494,000	1,157

	Kowloon Development Co. Ltd.	1,184,414	1,115
	Liu Chong Hing Investment Ltd.	796,000	1,102
	CSI Properties Ltd.	21,998,348	947
	Lai Sun Development Co. Ltd.	42,345,453	907
^,* Jiayuan International Group Ltd.		2,048,000	891
	Emperor International Holdings Ltd.	3,493,832	822
	Regal REIT	2,912,815	790
	Soundwill Holdings Ltd.	271,500	500
	Chuang's Consortium International Ltd.	2,488,000	470
	Wang On Group Ltd.	32,000,000	279
*	China Properties Investment Holdings Ltd.	14,532,600	254
*	Man Sang International Ltd.	1,352,000	101
			490,958
India (0.3%)
	DLF Ltd.	1,782,820	3,558
	Oberoi Realty Ltd.	346,292	1,591
*	Indiabulls Real Estate Ltd.	1,145,340	1,275
*	Godrej Properties Ltd.	247,380	1,206
*	Housing Development & Infrastructure Ltd.	1,230,332	1,135
	Phoenix Mills Ltd.	219,104	1,117
	Prestige Estates Projects Ltd.	433,802	1,060
	Sobha Ltd.	160,061	616
*	Unitech Ltd.	8,622,320	612
	Omaxe Ltd.	193,009	469
	Mahindra Lifespace Developers Ltd.	84,255	440
			13,079
Indonesia (0.9%)
	Ciputra Development Tbk PT	56,729,889	5,611
	Bumi Serpong Damai Tbk PT	37,352,227	5,124
	Lippo Karawaci Tbk PT	73,808,200	4,064
	Pakuwon Jati Tbk PT	93,381,528	3,920
	Summarecon Agung Tbk PT	36,018,600	3,537
*	Hanson International Tbk PT	247,654,500	2,819
*	PP Properti Tbk PT	20,164,100	1,919
*	Kawasan Industri Jababeka Tbk PT	64,998,683	1,412
*	Alam Sutera Realty Tbk PT	45,916,397	1,314
*	Modernland Realty Tbk PT	37,306,000	933
	Intiland Development Tbk PT	19,505,451	669
*	Lippo Cikarang Tbk PT	1,583,900	591
	Puradelta Lestari Tbk PT	30,354,200	541
*	Sentul City Tbk PT	76,351,300	515
*	Agung Podomoro Land Tbk PT	22,535,400	371
	Bekasi Fajar Industrial Estate Tbk PT	10,107,182	253
*	Bakrieland Development Tbk PT	48,597,400	251
			33,844
Ireland (0.2%)
	Green REIT plc	2,795,248	3,927
	Hibernia REIT plc	2,738,214	3,601
	Irish Residential Properties REIT plc	1,396,379	1,750
			9,278
Israel (0.9%)
	Azrieli Group Ltd.	148,135	6,762
	Gazit-Globe Ltd.	387,590	3,623
	Melisron Ltd.	71,454	3,274
	Alony Hetz Properties & Investments Ltd.	395,918	3,186
*	Airport City Ltd.	236,009	2,533

	Amot Investments Ltd.	472,414	1,993
	Reit 1 Ltd.	667,877	1,967
*	Jerusalem Economy Ltd.	640,326	1,401
	Brack Capital Properties NV	13,988	1,194
	Big Shopping Centers Ltd.	16,035	1,074
	Norstar Holdings Inc.	56,942	986
*	Summit Real Estate Holdings Ltd.	185,285	984
	Sella Capital Real Estate Ltd.	571,398	964
	Blue Square Real Estate Ltd.	22,519	891
*	Africa Israel Properties Ltd.	48,030	890
	Alrov Properties and Lodgings Ltd.	36,740	837
	Property & Building Corp. Ltd.	9,286	742
*	ADO Group Ltd.	37,927	436
			33,737
Italy (0.1%)
	Beni Stabili SpA SIIQ	4,097,925	2,305
	Immobiliare Grande Distribuzione SIIQ SPA	1,366,479	1,027
^,* Prelios SPA		1,166,056	120
			3,452
Japan (22.9%)
	Mitsubishi Estate Co. Ltd.	5,653,045	107,600
	Mitsui Fudosan Co. Ltd.	4,032,057	93,089
	Daiwa House Industry Co. Ltd.	2,707,474	73,324
	Sumitomo Realty & Development Co. Ltd.	1,937,367	52,409
	Daito Trust Construction Co. Ltd.	317,600	44,400
	Nippon Building Fund Inc.	5,733	32,924
	Japan Real Estate Investment Corp.	5,049	28,690
	Nomura Real Estate Master Fund Inc.	17,065	26,588
^	Japan Retail Fund Investment Corp.	10,398	22,232
	United Urban Investment Corp.	12,059	19,234
	Hulic Co. Ltd.	1,965,616	19,167
	Orix JREIT Inc.	10,285	16,824
	Nippon Prologis REIT Inc.	7,506	15,685
	Japan Prime Realty Investment Corp.	3,762	15,097
	Advance Residence Investment Corp.	5,499	14,521
	Daiwa House REIT Investment Corp.	5,478	13,794
	GLP J-Reit	11,650	13,396
	Activia Properties Inc.	2,696	13,189
	Tokyu Fudosan Holdings Corp.	2,081,156	12,166
	Tokyo Tatemono Co. Ltd.	877,283	11,618
	Japan Hotel REIT Investment Corp.	15,192	10,649
	Kenedix Office Investment Corp.	1,632	9,632
	Nomura Real Estate Holdings Inc.	509,129	8,757
	Nippon Accommodations Fund Inc.	1,957	8,623
	Frontier Real Estate Investment Corp.	1,892	8,616
^	Mori Hills REIT Investment Corp.	5,689	7,738
	Japan Logistics Fund Inc.	3,531	7,451
^	Daiwa Office Investment Corp.	1,325	6,972
^	Industrial & Infrastructure Fund Investment Corp.	1,442	6,733
	Japan Excellent Inc.	5,342	6,676
	Aeon Mall Co. Ltd.	459,783	6,664
	Hulic Reit Inc.	3,804	6,605
	Mori Trust Sogo Reit Inc.	3,886	6,237
	Invincible Investment Corp.	13,104	6,198
	Leopalace21 Corp.	1,081,550	6,196
	Premier Investment Corp.	4,449	5,182

	Fukuoka REIT Corp.	3,177	5,100
	Sekisui House SI Residential Investment Corp.	4,444	4,982
	Tokyu REIT Inc.	3,946	4,909
	Japan Rental Housing Investments Inc.	6,683	4,889
	Sekisui House Reit Inc.	3,534	4,758
^	AEON REIT Investment Corp.	4,306	4,693
	LaSalle Logiport REIT	4,678	4,457
	Comforia Residential REIT Inc.	1,939	4,335
	NIPPON REIT Investment Corp.	1,668	4,212
	Ichigo Office REIT Investment	6,206	4,144
	Kenedix Retail REIT Corp.	1,706	4,111
	NTT Urban Development Corp.	436,300	3,838
	Kenedix Residential Investment Corp.	1,364	3,787
	Hoshino Resorts REIT Inc.	698	3,728
^	Heiwa Real Estate REIT Inc.	4,316	3,310
	Hankyu Reit Inc.	2,335	3,208
	MCUBS MidCity Investment Corp.	982	3,124
	Invesco Office J-Reit Inc.	3,318	2,917
	Global One Real Estate Investment Corp. Class A	765	2,895
	TOC Co. Ltd.	360,629	2,850
	Daikyo Inc.	1,217,050	2,499
	Mitsui Fudosan Logistics Park Inc.	817	2,459
	Unizo Holdings Co. Ltd.	74,600	2,122
	Daibiru Corp.	229,657	2,083
	Takara Leben Co. Ltd.	335,752	1,880
	Heiwa Real Estate Co. Ltd.	128,532	1,786
^	SIA Reit Inc.	418	1,477
^	Starts Proceed Investment Corp.	931	1,264
^	Ichigo Hotel REIT Investment Corp.	1,049	1,183
	Goldcrest Co. Ltd.	63,740	1,133
	Keihanshin Building Co. Ltd.	202,300	1,075
*	Sakura Sogo REIT Investment Corp.	1,415	1,026
^	Samty Residential Investment Corp.	1,249	927
^	Star Asia Investment Corp.	1,091	924
	Tosei Corp.	129,500	875
^	Shinoken Group Co. Ltd.	49,900	837
	Sun Frontier Fudousan Co. Ltd.	94,000	836
^	Tosei Reit Investment Corp.	796	770
^,* Ardepro Co. Ltd.		604,600	755
^	Nippon Commercial Development Co. Ltd.	38,800	676
	Tokyo Rakutenchi Co. Ltd.	135,000	628
^	SAMTY Co. Ltd.	61,000	621
^	Japan Property Management Center Co. Ltd.	51,800	591
	Airport Facilities Co. Ltd.	110,700	589
^	Ooedo Onsen Reit Investment Corp.	748	566
^	Tokyo Theatres Co. Inc.	354,017	523
^	Nippon Healthcare Investment Corp.	330	511
^	Health Care & Medical Investment Corp.	532	485
^	Arealink Co. Ltd.	41,500	465
^	Japan Senior Living Investment Corp.	360	464
			877,153
Malaysia (0.7%)
	IOI Properties Group Bhd.	6,730,216	3,251
	KLCCP Stapled Group	1,392,370	2,510
	Sunway Bhd.	3,234,485	2,218
	IGB REIT	5,319,600	2,102
	Sunway REIT	4,857,934	1,953

Mah Sing Group Bhd.	5,274,525	1,773
SP Setia Bhd Group	2,262,860	1,738
Capitaland Malaysia Mall Trust	3,713,700	1,400
UEM Sunrise Bhd.	5,241,565	1,302
Eastern & Oriental Bhd.	3,284,656	1,246
* Eco World Development Group Bhd.	3,253,800	1,073
Pavilion REIT	2,333,000	1,017
UOA Development Bhd.	1,722,700	944
Matrix Concepts Holdings Bhd.	1,695,483	922
Axis REIT	2,406,100	912
* YNH Property Bhd.	1,724,359	589
LBS Bina Group Bhd.	1,158,900	471
* KSL Holdings Bhd.	1,802,900	415
Tropicana Corp. Bhd.	1,710,146	384
* Eco World Development Group Bhd Warrants 2 Exp. 03/26/2022	450,320	40
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	438,840	16
* Matrix Concepts Holdings Bhd. Warrants Exp. 07/20/2020	133,683	12
* Mah Sing Group Warrants Exp. 01/15/2026	264,345	6
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	156,256	5
		26,299
Mexico (0.9%)
Fibra Uno Administracion SA de CV	10,869,612	15,543
Concentradora Fibra Danhos SA de CV	3,877,225	5,823
PLA Administradora Industrial S de RL de CV	2,454,603	3,396
Macquarie Mexico Real Estate Management SA de CV	3,326,890	3,275
Corp Inmobiliaria Vesta SAB de CV	2,192,780	2,421
Prologis Property Mexico SA de CV	1,381,700	1,893
* Grupo GICSA SA de CV	2,209,703	1,220
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,432,318	918
Concentradora Fibra Hotelera Mexicana SA de CV	1,199,859	870
Asesor de Activos Prisma SAPI de CV	1,520,700	778
		36,137
Netherlands (0.5%)
Eurocommercial Properties NV	196,004	7,277
^ Wereldhave NV	163,525	7,168
Vastned Retail NV	78,852	2,907
NSI NV	582,303	2,366
		19,718
New Zealand (0.6%)
Kiwi Property Group Ltd.	5,261,518	5,577
Goodman Property Trust	4,065,688	3,743
Precinct Properties New Zealand Ltd.	4,030,550	3,654
Argosy Property Ltd.	3,295,741	2,479
^ Property for Industry Ltd.	1,923,593	2,259
Vital Healthcare Property Trust	1,291,010	1,947
^ Stride Property Group	1,491,150	1,935
^ Investore Property Ltd.	924,437	942
		22,536
Norway (0.2%)
2 Entra ASA	335,884	3,623
Olav Thon Eiendomsselskap ASA	122,200	2,342
Norwegian Property ASA	779,393	936
Selvaag Bolig ASA	181,004	871
		7,772

Other (0.4%)3
[4] Vanguard REIT ETF	168,000	13,838

Philippines (1.5%)
SM Prime Holdings Inc.	46,942,381	28,032
Ayala Land Inc.	23,898,200	17,082
Megaworld Corp.	51,037,000	3,767
Robinsons Land Corp.	6,455,150	3,259
* DoubleDragon Properties Corp.	2,424,220	2,513
Vista Land & Lifescapes Inc.	17,116,278	1,745
Filinvest Land Inc.	40,789,000	1,328
Belle Corp.	17,410,800	1,134
		58,860
Poland (0.1%)
* Globe Trade Centre SA	783,410	1,663
Echo Investment SA	29,243	41
		1,704
Qatar (0.3%)
United Development Co. QSC	740,595	4,583
Barwa Real Estate Co.	403,575	3,861
* Mazaya Qatar Real Estate Development QSC	237,537	940
		9,384
Russia (0.1%)
LSR Group PJSC GDR	796,314	2,961
Etalon Group Ltd. GDR	330,371	1,275
		4,236
Singapore (6.0%)
CapitaLand Ltd.	10,504,638	24,515
Global Logistic Properties Ltd.	12,058,931	22,224
Ascendas REIT	9,575,561	16,719
City Developments Ltd.	2,524,390	16,570
CapitaLand Mall Trust	11,027,934	15,154
Suntec REIT	10,279,027	12,633
UOL Group Ltd.	2,376,478	10,763
CapitaLand Commercial Trust	8,658,582	9,380
Mapletree Commercial Trust	7,321,533	7,966
^ Fortune REIT	5,496,861	6,366
Mapletree Industrial Trust	4,811,434	5,622
Keppel REIT	7,290,415	5,221
Mapletree Greater China Commercial Trust	7,515,428	5,103
Mapletree Logistics Trust	6,200,429	4,627
Frasers Centrepoint Trust	2,305,741	3,274
Ascott Residence Trust	3,759,255	3,023
Starhill Global REIT	5,468,268	2,972
Frasers Logistics & Industrial Trust	4,262,900	2,842
CapitaLand Retail China Trust	2,804,786	2,825
CDL Hospitality Trusts	2,784,502	2,790
Parkway Life REIT	1,609,955	2,776
Keppel DC REIT	3,222,713	2,741
Yanlord Land Group Ltd.	2,722,004	2,683
OUE Hospitality Trust	4,756,200	2,346
AIMS AMP Capital Industrial REIT	2,301,676	2,219
Lippo Malls Indonesia Retail Trust	7,773,906	2,145
SPH REIT	3,075,000	2,118
Frasers Commercial Trust	2,368,167	2,109
Ascendas India Trust	2,775,766	2,063

*	Manulife US REIT	2,363,500	2,021
	Cache Logistics Trust	3,446,405	1,986
	Wing Tai Holdings Ltd.	1,564,610	1,929
	First REIT	2,084,854	1,881
	Croesus Retail Trust	3,088,900	1,873
	Cambridge Industrial Trust	4,586,009	1,835
^	Yoma Strategic Holdings Ltd.	4,433,818	1,811
	Ascendas Hospitality Trust	3,423,400	1,789
^	Sinarmas Land Ltd.	5,144,000	1,639
^	United Industrial Corp. Ltd.	796,988	1,601
	Frasers Centrepoint Ltd.	1,398,500	1,564
	Far East Hospitality Trust	3,435,064	1,461
^	GuocoLand Ltd.	1,082,577	1,410
^	Soilbuild Business Space REIT	2,899,660	1,309
^	Wheelock Properties Singapore Ltd.	1,015,069	1,175
	OUE Commercial REIT	2,163,900	1,073
^	Ho Bee Land Ltd.	662,203	1,046
^	Perennial Real Estate Holdings Ltd.	1,903,577	1,012
^	Sabana Shari'ah Compliant Industrial REIT	2,321,832	635
^,* Ying Li International Real Estate Ltd.		5,403,400	624
			231,463
South Africa (2.0%)
	Growthpoint Properties Ltd.	9,469,315	18,527
	Redefine Properties Ltd.	20,443,783	16,936
	Resilient REIT Ltd.	1,315,246	11,421
	Hyprop Investments Ltd.	871,666	7,754
*	Attacq Ltd.	2,778,250	3,713
	Vukile Property Fund Ltd.	2,374,784	3,305
	SA Corporate Real Estate Ltd.	7,346,259	3,108
	Arrowhead Properties Ltd.	3,812,429	2,529
	Emira Property Fund Ltd.	1,809,841	1,927
	Rebosis Property Fund Ltd.	1,693,627	1,597
	MAS Real Estate Inc.	775,241	1,288
*	Echo Polska Properties NV	846,750	1,217
	Delta Property Fund Ltd.	1,999,818	1,211
	Octodec Investments Ltd.	701,045	1,195
	Balwin Properties Ltd.	955,253	522
*	Hospitality Property Fund Ltd. Class B	24,739	25
			76,275
South Korea (0.0%)
^	SK D&D Co. Ltd.	21,312	727
	Dongwon Development Co. Ltd.	154,521	540
			1,267
Spain (1.1%)
^	Merlin Properties Socimi SA	1,909,195	21,385
*	Inmobiliaria Colonial SA	1,230,089	9,042
	Hispania Activos Inmobiliarios SOCIMI SA	442,174	5,465
	Axiare Patrimonio SOCIMI SA	237,763	3,468
	Lar Espana Real Estate Socimi SA	362,594	2,753
^,* Realia Business SA		801,191	781
			42,894
Sweden (2.1%)
	Castellum AB	1,108,007	15,264
	Fabege AB	569,630	9,700
*	Fastighets AB Balder Class B	375,310	7,682
	Hufvudstaden AB Class A	477,215	7,604

	Wallenstam AB	891,417	6,996
	Hemfosa Fastigheter AB	640,859	5,929
	Wihlborgs Fastigheter AB	280,184	5,348
	Kungsleden AB	633,113	4,079
	Atrium Ljungberg AB	197,818	3,075
	Sagax AB Class B	292,881	2,671
	Klovern AB B Shares	1,842,639	1,941
*	D Carnegie & Co. AB Class B	152,439	1,917
^	Dios Fastigheter AB	370,184	1,843
	Victoria Park AB Class B	560,737	1,442
	Catena AB	78,874	1,197
	Platzer Fastigheter Holding AB Class B	214,916	1,075
	NP3 Fastigheter AB	145,456	778
^,* Magnolia Bostad AB		69,451	737
	FastPartner AB	3,546	50
*	Tribona AB	129,122	—
			79,328
Switzerland (1.6%)
	Swiss Prime Site AG	290,444	24,195
	PSP Swiss Property AG	164,733	14,823
	Allreal Holding AG	58,058	8,818
	Mobimo Holding AG	24,829	6,501
	Intershop Holding AG	5,479	2,774
	Zug Estates Holding AG Class B	1,072	1,802
	Hiag Immobilien Holding AG	12,238	1,302
*	Investis Holding SA	12,083	704
			60,919
Taiwan (0.7%)
	Highwealth Construction Corp.	3,823,544	5,686
*	Ruentex Development Co. Ltd.	3,947,729	4,810
	Huaku Development Co. Ltd.	997,854	1,958
	Shin Kong No.1 REIT	3,977,000	1,778
	Chong Hong Construction Co. Ltd.	855,297	1,774
	Prince Housing & Development Corp.	4,792,478	1,600
	Farglory Land Development Co. Ltd.	1,094,631	1,297
	Cathay Real Estate Development Co. Ltd.	2,018,100	1,203
	Hung Sheng Construction Ltd.	1,711,000	1,055
	Taiwan Land Development Corp.	2,777,450	895
*	Radium Life Tech Co. Ltd.	2,857,947	869
	Kindom Construction Corp.	1,359,000	848
	Huang Hsiang Construction Corp.	579,000	713
	Kuoyang Construction Co. Ltd.	1,689,665	651
	Hung Poo Real Estate Development Corp.	784,194	644
*	Shining Building Business Co. Ltd.	1,642,971	548
	KEE TAI Properties Co. Ltd.	1,695,869	497
	Cathay No 1 REIT	927,310	460
	Pacific Construction Co.	380,000	134
			27,420
Thailand (1.2%)
*	Central Pattana PCL	5,436,300	8,725
*	Land & Houses PCL	14,008,300	3,860
	CPN Retail Growth Leasehold Property Fund	6,521,610	3,686
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,024,408	3,491
	Samui Airport Property Fund Leasehold	2,599,475	1,864
*	WHA Corp. PCL (Foreign)	20,438,130	1,858
*	Pruksa Real Estate PCL	3,024,500	1,801

*	Bangkok Land PCL	32,047,100	1,730
*	Supalai PCL	2,299,205	1,581
*	Quality Houses PCL	17,535,000	1,315
*	IMPACT Growth REIT	3,127,700	1,315
*	Golden Ventures Leasehold REIT	2,615,100	1,082
*	Ananda Development PCL	6,594,800	956
*	U City PCL	1,059,490,500	903
*	Amata Corp. PCL	2,078,600	897
*	LPN Development PCL	2,447,500	834
	Sansiri PCL	14,694,200	780
	TICON Property Fund	2,654,900	777
^	TICON Industrial Connection PCL NVDR	1,597,580	753
*	Singha Estate PCL	5,262,400	697
*	Siam Future Development PCL	3,772,367	675
	CP Tower Growth Leasehold Property Fund	1,573,200	670
*	Platinum Group PCL	3,319,400	660
*	Country Group Development PCL	15,806,100	494
*	AP Thailand PCL	2,348,150	493
^,* WHA Corp. PCL		4,759,678	433
*	Thailand Prime Property Freehold and Leasehold REIT	1,140,000	427
	Univentures PCL (Foreign)	1,577,100	412
*	SC Asset Corp. PCL	3,071,925	332
	Asian Property Development PCL (Foreign)	1,513,270	318
*	Property Perfect PCL	12,008,800	307
*	Sansiri PCL (Local)	5,418,200	288
*	Univentures PCL	1,067,500	279
	SC Asset Corp. PCL (Foreign)	2,526,712	273
	Bangkok Land PCL (Foreign)	4,269,495	230
	Sansiri PCL (Foreign)	4,060,798	216
^	Rojana Industrial Park PCL NVDR	1,541,382	209
^	Land & Houses PCL (Foreign)	481,300	134
^,* Singha Estate PCL (Foreign)		933,364	123
^	SC Asset Corp. PCL NVDR	831,300	90
	Property Perfect PCL (Foreign)	2,742,000	70
*	Rojana Industrial Park PCL	495,412	67
	Rojana Industrial Park PCL (Foreign)	481,328	65
	TICON Industrial Connection PCL (Foreign)	111,593	53
*	WHA Corp. PCL Warrants Exp. 12/31/2019	108,341	25
*	TICON Industrial Connection PCL	24,600	12
*	Sansiri PCL Foreign Warrants Exp. 11/24/2017	3,159,666	11
*	Sansiri PCL NVDR Warrants Exp. 11/24/2017	2,936,700	10
*	Raimon Land PCL Warrants Exp. 06/14/2018	1,271,475	8
			46,289
Turkey (0.2%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,768,896	6,327
	Is Gayrimenkul Yatirim Ortakligi AS	2,049,595	842
	Torunlar Gayrimenkul Yatirim Ortakligi AS	336,025	381
*	AKIS Gayrimenkul Yatirimi AS	465,755	323
			7,873
United Arab Emirates (1.4%)
	Emaar Properties PJSC	14,742,732	29,793
	Aldar Properties PJSC	13,238,620	9,220
	Emaar Malls PJSC	8,219,158	5,657
	DAMAC Properties Dubai Co. PJSC	6,930,894	5,093
*	Eshraq Properties Co. PJSC	4,843,428	1,553
*	Union Properties PJSC	4,365,950	1,294

*	Deyaar Development PJSC			6,299,477	1,072
	RAK Properties PJSC			3,737,594	804
					54,486
United Kingdom (6.8%)
	Land Securities Group plc			3,255,450	40,799
	British Land Co. plc			4,158,467	30,566
	Hammerson plc			3,187,346	21,968
	Segro plc			3,367,181	19,560
	Derwent London plc			450,359	14,010
	Intu Properties plc			3,661,556	12,489
	Shaftesbury plc			1,129,185	12,469
	Great Portland Estates plc			1,398,797	10,947
	Capital & Counties Properties plc			3,057,831	10,491
	Tritax Big Box REIT plc			4,505,974	7,849
	UNITE Group plc			903,183	6,667
	F&C Commercial Property Trust Ltd.			3,255,058	5,566
	Big Yellow Group plc			602,542	5,207
	Grainger plc			1,695,542	5,083
	LondonMetric Property plc			2,549,586	4,737
	Workspace Group plc			478,792	4,556
	Assura plc			6,638,562	4,335
	Hansteen Holdings plc			3,025,134	4,185
	Safestore Holdings plc			842,554	3,933
	NewRiver REIT plc			944,832	3,729
	Primary Health Properties plc			2,463,199	3,287
	St. Modwen Properties plc			773,044	3,097
	Daejan Holdings plc			36,817	2,935
	UK Commercial Property Trust Ltd.			2,691,317	2,845
	Empiric Student Property plc			1,916,339	2,602
	Redefine International plc			5,088,866	2,499
	Picton Property Income Ltd.			2,159,047	2,170
	Helical plc			444,778	1,647
	Schroder REIT Ltd.			2,135,494	1,524
*	Raven Russia Ltd.			2,463,305	1,477
	Mucklow A & J Group plc			240,077	1,416
	Capital & Regional plc			1,921,494	1,328
*	CLS Holdings plc			62,452	1,257
	Urban & Civic plc			431,571	1,167
	U & I Group plc			507,636	1,037
	McKay Securities plc			401,193	986
2	Regional REIT Ltd.			732,898	964
					261,384

Total Common Stocks (Cost $4,132,524)					3,816,787
		Coupon
Temporary Cash Investments (2.9%)1
Money Market Fund (2.9%)
5,6 Vanguard Market Liquidity Fund		0.856%		1,095	109,514

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
7	United States Treasury Bill	0.462%	2/9/17	500	500
7	United States Treasury Bill	0.540%	5/18/17	300	299

7 United States Treasury Bill	0.551%	6/8/17	200	200
				999
Total Temporary Cash Investments (Cost $110,507)				110,513
Total Investments (102.4%) (Cost $4,243,031)				3,927,300
Other Assets and Liabilities-Net (-2.4%)6				(92,420)
Net Assets (100%)				3,834,880

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $99,304,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $16,957,000, representing 0.4% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $105,642,000 of collateral received for securities on loan.
7 Securities with a value of $799,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	153,512	3,662,244	1,031
Temporary Cash Investments	109,514	999	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	263,014	3,663,243	1,031

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	156	17,741	77

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2017, the cost of investment securities for tax purposes was $4,243,031,000. Net unrealized appreciation of investment securities for tax purposes was $400,868,000, consisting of unrealized gains of $887,556,000 on securities that had risen in value since their purchase and $488,424,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 22, 2017
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 22, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.